                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /

         Pre-Effective Amendment No. ______                           / /

         Post-Effective Amendment No.  1      (File No.333-139760)    / /
                                     -----    --------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 43       (File No. 811-7195)                   /X/
                      ----

                        (Check appropriate box or boxes)

                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                      RiverSource Life Insurance Company
                               (Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN               55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-2237

  Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485
[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART B.

PROSPECTUS


MAY 1, 2007

RIVERSOURCE(R)

SIGNATURE VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           829 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)


           RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

THIS PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD KNOW BEFORE INVESTING. PROSPECTUSES ARE ALSO AVAILABLE FOR:




o     AIM Variable Insurance Funds                                 o     J.P. Morgan Series Trust II

o     AllianceBernstein Variable Products Series Fund, Inc.        o     Lazard Retirement Series, Inc.

o     Baron Capital Funds Trust                                    o     MFS(R) Variable Insurance Trust(SM)

o     Credit Suisse Trust                                          o     Putnam Variable Trust - Class IB Shares

o     Fidelity(R) Variable Insurance Products - Service Class      o     RiverSource(R) Variable Portfolio Funds

o     Franklin(R) Templeton(R) Variable Insurance Products Trust   o     Royce Capital Fund
      (FTVIPT) - Class 2
                                                                   o     Third Avenue Variable Series Trust
o     Goldman Sachs Variable Insurance Trust (VIT)
                                                                   o     Wanger Advisors Trust
o     Janus Aspen Series: Service Shares


Please read the prospectuses carefully and keep them for future reference.


This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Valuing Your Investment -- Contract Value Credits.")


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 1

TABLE OF CONTENTS


KEY TERMS .....................................................     3
THE CONTRACT IN BRIEF..........................................     4
EXPENSE SUMMARY................................................     6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)....................     9
FINANCIAL STATEMENTS ..........................................     9
THE VARIABLE ACCOUNT AND THE FUNDS.............................    10
THE GUARANTEE PERIOD ACCOUNTS (GPAs)...........................    20
THE ONE-YEAR FIXED ACCOUNT ....................................    23
BUYING YOUR CONTRACT...........................................    23
CHARGES........................................................    25
VALUING YOUR INVESTMENT........................................    29
MAKING THE MOST OF YOUR CONTRACT...............................    31
WITHDRAWALS....................................................    36
TSA -- SPECIAL WITHDRAWAL PROVISIONS...........................    36
CHANGING OWNERSHIP.............................................    37
BENEFITS IN CASE OF DEATH......................................    37
OPTIONAL BENEFITS..............................................    41
THE ANNUITY PAYOUT PERIOD......................................    47
TAXES..........................................................    49
VOTING RIGHTS..................................................    51
SUBSTITUTION OF INVESTMENTS....................................    52
ABOUT THE SERVICE PROVIDERS....................................    52
ADDITIONAL INFORMATION.........................................    53
APPENDIX A: 8% PERFORMANCE CREDIT RIDER
   ADJUSTED PARTIAL WITHDRAWAL.................................    54
APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED)........    56
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION.........................    61


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o     Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under
Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age.

These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made.

(EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

o the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate stated in the contract. These accounts may not be available in all states. (p. 20 and p. 23)

We no longer offer new contracts. However, you have the option of making additional purchase payments. Some states have time limitations for making additional payments. (p. 23)



4 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p.
32)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 36)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 41)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 37)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 47)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 49)



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                YEARS FROM PURCHASE                 WITHDRAWAL CHARGE
                  PAYMENT RECEIPT                      PERCENTAGE
                         1                                  7%
                         2                                  7
                         3                                  6
                         4                                  6
                         5                                  5
                         6                                  4
                         7                                  2
                         Thereafter                         0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                  0.15%
MORTALITY AND EXPENSE RISK FEE                                          1.25
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                  1.40%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                   $ 30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                      0.35%*
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE                                   0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

*     This fee apples only if you elect this optional feature.


6 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)

                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.60%     4.45%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
      Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                   GROSS TOTAL
                                                                                 MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                                    FEES        FEES   EXPENSES      EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                                 0.61%        --%    0.30%**      0.91%(1)
AIM V.I. Capital Development Fund, Series I Shares                                  0.75         --     0.35**       1.10(1),(2)
AIM V.I. Core Equity Fund, Series I Shares                                          0.61         --     0.30**       0.91(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                         0.75       0.25     0.18         1.18
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                          0.75       0.25     0.08         1.08
AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio(Class B)      0.45       0.25     0.32         1.02
Baron Capital Asset Fund - Insurance Shares                                         1.00       0.25     0.07         1.32
Credit Suisse Trust - Mid-Cap Core Portfolio
(previously Credit Suisse Trust - Mid-Cap Growth Portfolio)                         0.75         --     0.59         1.34(3)
Fidelity(R) VIP Growth & Income Portfolio Service Class                             0.47       0.10     0.13         0.70
Fidelity(R) VIP Mid Cap Portfolio Service Class                                     0.57       0.10     0.11         0.78
Fidelity(R) VIP Overseas Portfolio Service Class                                    0.72       0.10     0.16         0.98
FTVIPT Franklin Global Real Estate Securities Fund - Class 2
(previously FTVIPT Franklin Real Estate Fund - Class 2)                             0.47       0.25     0.03         0.75(4)
FTVIPT Mutual Shares Securities Fund - Class 2                                      0.60       0.25     0.21         1.06
FTVIPT Templeton Foreign Securities Fund - Class 2                                  0.63       0.25     0.18**       1.06(5)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares                        0.75         --     0.10         0.85(6)
Goldman Sachs VIT Strategic International Equity Fund - Institutional Shares
(previously Goldman Sachs VIT International Equity Fund)                            1.00         --     0.16         1.16(6)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                0.65         --     0.07         0.72(6)
Janus Aspen Series Global Technology Portfolio: Service Shares                      0.64       0.25     0.21**       1.10
Janus Aspen Series International Growth Portfolio: Service Shares                   0.64       0.25     0.07**       0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares                       0.64       0.25     0.05**       0.94
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                         0.64       0.25     0.06**       0.95
JPMorgan U.S. Large Cap Core Equity Portfolio                                       0.35         --     0.50**       0.85(7)
Lazard Retirement International Equity Portfolio - Service Shares                   0.75       0.25     0.19         1.19
Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares
(previously Lazard Retirement Equity Portfolio)                                     0.75       0.25     3.45         4.45(8)



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                     GROSS TOTAL
                                                                                 MANAGEMENT    12b-1    OTHER           ANNUAL
                                                                                    FEES        FEES   EXPENSES        EXPENSES
MFS(R) New Discovery Series - Initial Class                                         0.90%        --%    0.13%        1.03%
MFS(R) Research Series - Initial Class                                              0.75         --     0.14         0.89
MFS(R) Utilities Series - Initial Class                                             0.75         --     0.11         0.86
Putnam VT Growth and Income Fund - Class IB Shares                                  0.49       0.25     0.06**       0.80
Putnam VT International Equity Fund - Class IB Shares                               0.74       0.25     0.19**       1.18
Putnam VT International New Opportunities Fund - Class IB Shares                    1.00       0.25     0.24**       1.49(9)
RiverSource(R) Variable Portfolio - Balanced Fund                                   0.56       0.13     0.15**       0.84(10),(11)
RiverSource(R) Variable Portfolio - Cash Management Fund                            0.33       0.13     0.14         0.60(10)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                           0.46       0.13     0.15**       0.74(10)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                  0.64       0.13     0.14**       0.91(10),(11)
RiverSource(R) Variable Portfolio - Growth Fund                                     0.71       0.13     0.17**       1.01(10),(11)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                            0.59       0.13     0.16**       0.88(10)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                           0.57       0.13     0.13**       0.83(10),(11)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund             0.48       0.13     0.16**       0.77(10)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        0.72       0.13     0.23**       1.08(10),(11)
Royce Micro-Cap Portfolio - Investment Class                                        1.25         --     0.06         1.31
Royce Small-Cap Portfolio - Investment Class                                        1.00         --     0.08         1.08
Third Avenue Value Portfolio                                                        0.90         --     0.27         1.17
Wanger International Small Cap                                                      0.91         --     0.10         1.01
Wanger U.S. Smaller Companies                                                       0.90         --     0.05         0.95

 * The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital
      Development Fund, Series I Shares.

(3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.

(4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.

(6) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Capital Growth Fund - Institutional Shares, 0.164% of the Fund's average daily net assets for Goldman Sachs VIT Strategic
      International Equity Fund - Institutional Shares and 0.044% of the
      Fund's average daily net assets for Goldman Sachs VIT Structured U.S.
      Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(7) JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total net operating expenses (subject to certain exclusions) will not exceed 0.85% of the average daily net assets through April 30, 2008.

(8) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.25% for Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares.

(9) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would 1.40% for Putnam VT International New Opportunities Fund - Class
      IB Shares.

(10) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(11) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund and 0.01% for
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund.



8 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.


THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
                 IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
           AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
           1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR    3 YEARS     5 YEARS     10 YEARS
         $1,336.32   $2,483.06   $3,596.03   $5,986.71        $636.32   $1,883.06   $3,096.03   $5,986.71


MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:


                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
                 IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
           AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
          1 YEAR      3 YEARS     5 YEARS     10 YEARS        1 YEAR    3 YEARS      5 YEARS     10 YEARS
         $ 905.82    $1,235.80   $1,591.46   $2,353.18        $205.82   $635.80     $1,091.46   $2,353.18

(1) In these examples, the $30 contract administrative charge is estimated as a .008% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix B.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 9

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.


      o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

      o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

      o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
            Section 817(h) of the Code.

      o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.



10 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

      o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      o REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

            Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

            The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

      o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

            o Compensating, training and educating investment professionals who sell the contracts.

            o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

            o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

            o Providing sub-transfer agency and shareholder servicing to contract owners.

            o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

            o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

            o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

            o Subaccounting, transaction processing, recordkeeping and administration.



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 11

      o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments.

            The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

            o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

            o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

      o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

            o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

            o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.



12 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Growth of capital. Invests principally in common stocks of      A I M Advisors, Inc.
Appreciation Fund,           companies likely to benefit from new or innovative products,
Series I Shares              services or processes as well as those with above-average
                             growth and excellent prospects for future growth. The fund may also invest up to 25% of its total assets in foreign
                             securities that involve risks not associated with investing solely in the United States.

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Long-term growth of capital. Invests primarily in securities    A I M Advisors, Inc.
Development Fund,            (including common stocks, convertible securities and bonds)
Series I Shares              of small- and medium-sized companies. The Fund may invest up to 25% of its total assets in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity         Growth of capital. Invests normally at least 80% of its net     A I M Advisors, Inc.
Fund, Series I Shares        assets, plus the amount of any borrowings for investment
                             purposes, in equity securities, including convertible
                             securities of established companies that have long-term
                             above-average growth in earnings and dividends and growth
                             companies that are believed to have the potential for
                             above-average growth in earnings and dividends. The Fund may invest up to 25% of its total assets in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS        Long-term growth of capital. The Fund invests at least 80% of   AllianceBernstein L.P.
Global Technology            its net assets in securities of companies that use technology
Portfolio (Class B)          extensively in the development of new or improved products or processes. Invests in a global portfolio of securities of
                             U.S. and foreign companies selected for their growth
                             potential.

-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS        Long-term growth of capital. Invests primarily in equity        AllianceBernstein L.P.
Large Cap Growth             securities of U.S. companies. Unlike most equity funds, the
Portfolio (Class B)          Portfolio focuses on a relatively small number of intensively researched companies.

-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS        High level of current income consistent with preservation of    AllianceBernstein L.P.
U.S. Government/High         capital. Invests primarily in (1) U.S. government securities
Grade Securities Portfolio   and (2) other high-grade fixed-income securities or, if
(Class B)                    unrated, of equivalent quality.

-----------------------------------------------------------------------------------------------------------------------------------
Baron Capital Asset          Capital appreciation. Invests primarily in securities of        BAMCO, Inc.
Fund - Insurance Shares      small-and medium-sized companies we believe have undervalued assets or favorable growth prospects.

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 13

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -        Maximum capital appreciation. Invests in U.S. equity            Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio       securities of "mid-cap" companies selected using proprietary
(previously Credit Suisse    quantitative stock selection models rather than the more
Trust - Mid-Cap Growth       traditional fundamental analysis approach. Maintains
Portfolio)                   investment attributes similar to those of the Standard &
                             Poor's MidCap 400(R) Index and intends to limit its
                             divergence from that index in terms of market, industry and sector exposures.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP              High total return through a combination of current income and   Fidelity Management & Research
Growth & Income              capital appreciation. Normally invests a majority of assets     Company (FMR), investment
Portfolio Service Class      in common stocks with a focus on those that pay current         manager; FMR U.K., FMR Far East,
                             dividends and show potential for capital appreciation. May      sub-investment advisers.
                             invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
                             Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap      Long-term growth of capital. Allocates assets across            Fidelity Management & Research
Portfolio Service Class      different market sectors and maturities. Normally invests       Company (FMR), investment
                             primarily in common stocks. Normally invests at least 80% of    manager; FMR U.K., FMR Far East,
                             assets in securities of companies with medium market            sub-investment advisers.
                             capitalizations. May invest in companies with smaller or
                             larger market capitalizations. Invests in domestic and
                             foreign issuers. The Fund invests in either "growth" or
                             "value" common stocks or both.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas     Long-term growth of capital. Normally invests primarily in      Fidelity Management & Research
Portfolio Service Class      common stocks of foreign securities. Normally invests at        Company (FMR), investment
                             least 80% of assets in non-U.S. securities.                     manager; FMR U.K., FMR Far East,
                                                                                             Fidelity International Investment
                                                                                             Advisors (FIIA) and FIIA U.K.,
                                                                                             sub-investment advisers.

-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global       High total return. The Fund normally invests at least 80% of    Franklin Templeton Institutional, LLC,
Real Estate Securities       its net assets in investments of companies located anywhere     adviser; Franklin Advisers, Inc.,
Fund - Class 2               in the world that operate in the real estate sector.            subadviser
(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares         Capital appreciation, with income as a secondary goal. The      Franklin Mutual Advisers, LLC
Securities Fund - Class 2    Fund normally invests primarily in equity securities of
                             companies that the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton             Long-term capital growth. The Fund normally invests at least    Templeton Investment Counsel, LLC,
Foreign Securities           80% of its net assets in investments of issuers located         adviser; Franklin Templeton
Fund - Class 2               outside the U.S., including those in emerging markets and       Investment Management Limited,
                             normally invests predominantly in equity securities.            subadviser

-----------------------------------------------------------------------------------------------------------------------------------



14 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Long-term growth of capital. The Fund invests, under normal     Goldman Sachs Asset Management, L.P.
Capital Growth Fund -        circumstances, at least 90% of its total assets (not
Institutional Shares         including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total
                             Assets") in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment
                             Adviser to have long-term capital appreciation potential.
                             Although the Fund invests primarily in publicly traded U.S.
                             securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in
                             emerging countries and securities quoted in foreign
                             currencies.

-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Long-term capital appreciation by investing in the stocks of    Goldman Sachs Asset Management
Strategic International      leading companies within developed and emerging countries       International
Equity Fund -                around the world, outside the U.S. The Fund invests, under
Institutional Shares         normal circumstances, substantially all, and at least 80% of
(previously Goldman          its net assets plus any borrowings for investment purposes
Sachs VIT International      (measured at time of purchase) ("Net Assets") in a
Equity Fund)                 diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market
                             capitalizations that are larger than $500 million at the time of investment. The Fund may allocate its assets among
                             countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries.

-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Long-term growth of capital and dividend income. The Fund       Goldman Sachs Asset Management, L.P.
Structured U.S. Equity       invests, under normal circumstances, at least 90% of its
Fund - Institutional         total assets (not including securities lending collateral and
Shares                       any investment of that collateral) measured at time of
                             purchase ("Total Assets") in a diversified portfolio of
                             equity investments in U.S. issuers, including foreign
                             companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style,
                             capitalization and industry characteristics similar to the
                             S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth
                             expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The
                             Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 15

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global    Long-term growth of capital. Invests, under normal              Janus Capital
Technology Portfolio:        circumstances, at least 80% of its net assets plus the amount
Service Shares               of any borrowings for investment purposes in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity
                             securities of U.S. and foreign companies selected for their growth potential.

-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Long-term growth of capital. Invests, under normal              Janus Capital
International Growth         circumstances, at least 80% of its net assets plus the amount
Portfolio: Service Shares    of any borrowing for investment purposes in securities of
                             issuers from countries outside of the United States. Although the Portfolio intends to invest substantially all of its
                             assets in issuers located outside the United States, it may at times invest in U.S. issuers and under unusual
                             circumstances, it may invest all of its assets in a single country.

-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Long-term growth of capital in a manner consistent with the     Janus Capital
Large Cap Growth             preservation of capital. Invests under normal circumstances
Portfolio: Service Shares    at least 80% of its net assets in common stocks of
                             large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase.

-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Long-term growth of capital. Invests, under normal              Janus Capital
Mid Cap Growth Portfolio:    circumstances, at least 80% of its net assets plus the amount
Service Shares               of any borrowings for investment purposes in equity
                             securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month
                             average of the capitalization ranges of the Russell Midcap
                             Growth Index.

-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap      High total return from a portfolio of selected equity           J.P. Morgan Investment Management Inc.
Core Equity Portfolio        securities. Under normal circumstances, the portfolio invests at least 80% of its assets (net assets plus the amount of
                             borrowing for investment purposes) in equity investments of large-cap U.S. companies. By holding between 60 to 80
                             securities with an emphasis on those that appear undervalued and by generally aligning its sector weightings with those of its benchmark, the Portfolio seeks returns that exceed those of the S&P 500 over the long term with a controlled level of volatility.

-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement            Long-term capital appreciation. Invests primarily in equity     Lazard Asset Management, LLC
International Equity         securities, principally common stocks, of relatively large
Portfolio - Service Shares   non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                             Australia and Far East (EAFE(R)) Index that the Investment
                             Manager believes are undervalued based on their earnings,
                             cash flow or asset values.

-----------------------------------------------------------------------------------------------------------------------------------



16 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement            Long-term capital appreciation. Under normal circumstances,     Lazard Asset Management, LLC
U.S. Strategic Equity        the Portfolio will invest at least 80% of its net assets,
Portfolio - Service Shares   plus any borrowings for investment purposes ("Investable
(previously Lazard           Assets"), in equity securities of U.S. companies (or other
Retirement Equity            investments with similar economic characteristics) and
Portfolio)                   certain investment strategies and policies. The Portfolio
                             will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio
                             invests may vary with market conditions and the Portfolio
                             will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with
                             market capitalizations as small as $500 million.

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery         Capital appreciation. Invests in stocks of companies MFS        MFS Investment Management(R)
Series - Initial Class       believes to have above average earnings growth potential
                             compared to other companies (growth companies).

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research              Capital appreciation. Normally invests primarily in equity      MFS Investment Management(R)
Series - Initial Class       securities. In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may
                             invest the fund's assets in the stocks of companies it
                             believes to have above average earnings growth potential
                             compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of
                             growth and value companies. MFS may invest the fund's assets in companies of any size. MFS may invest the fund's assets in foreign securities. A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -    Total return. Normally invests at least 80% of the fund's net   MFS Investment Management(R)
Initial Class                assets in securities of issuers in the utilities industry.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth             Capital growth and current income. The fund pursues its goal    Putnam Investment Management, LLC
and Income Fund -            by investing mainly in common stocks of U.S. companies, with
Class IB Shares              a focus on value stocks that offer the potential for capital growth, current income or both.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International      Capital appreciation. The fund pursues its goal by investing    Putnam Investment Management, LLC
Equity Fund -                mainly in common stocks of companies outside the United
Class IB Shares              States that Putnam Management believes have favorable
                             investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International      Long-term capital appreciation. The fund pursues its goal by    Putnam Investment Management, LLC
New Opportunities Fund -     investing mainly in common stocks of companies outside the
Class IB Shares              United States with a focus on growth stocks.

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 17

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Maximum total investment return through a combination of        RiverSource Investments, LLC
Portfolio - Balanced Fund    capital growth and current income. Invests primarily in a
                             combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                             of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Maximum current income consistent with liquidity and            RiverSource Investments, LLC
Portfolio - Cash             stability of principal. Invests primarily in money market
Management Fund              instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                             certificates of deposit, bankers' acceptances, letters of
                             credit and commercial paper, including asset-backed
                             commercial paper.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High level of current income while attempting to conserve the   RiverSource Investments, LLC
Portfolio - Diversified      value of the investment for the longest period of time. Under
Bond Fund                    normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least
                             50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond
                             Index (Index), which are investment grade and denominated in
                             U.S. dollars. The Index includes securities issued by the
                             U.S. government, corporate bonds and mortgage- and
                             asset-backed securities. Although the Fund emphasizes high-
                             and medium-quality debt securities, it will assume some
                             credit risk to achieve higher yield and/or capital
                             appreciation by buying lower-quality (junk) bonds.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High level of current income and, as a secondary goal, steady   RiverSource Investments, LLC
Portfolio - Diversified      growth of capital. Under normal market conditions, the Fund
Equity Income Fund           invests at least 80% of its net assets in dividend-paying
                             common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term capital growth. Invests primarily in common stocks    RiverSource Investments, LLC
Portfolio - Growth Fund      and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments or
                             technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High current income, with capital growth as a secondary         RiverSource Investments, LLC
Portfolio - High Yield       objective. Under normal market conditions, the Fund invests
Bond Fund                    at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign
                             companies and governments.

-----------------------------------------------------------------------------------------------------------------------------------



18 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Capital appreciation. Under normal market conditions, the       RiverSource Investments, LLC
Portfolio - Large Cap        Fund invests at least 80% of its net assets in equity
Equity Fund                  securities of companies with market capitalization greater than $5 billion at the time of purchase.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High level of current income and safety of principal            RiverSource Investments, LLC
Portfolio - Short Duration   consistent with investment in U.S. government and government
U.S. Government Fund         agency securities. Under normal market conditions, at least
                             80% of the Fund's net assets are invested in securities
                             issued or guaranteed as to principal and interest by the U.S.
                             government, its agencies or instrumentalities.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term capital growth. Under normal market conditions, at    RiverSource Investments, LLC,
Portfolio - Small Cap        least 80% of the Fund's net assets are invested in equity       adviser; Kenwood Capital
Advantage Fund               securities of companies with market capitalization of up to     Management LLC, subadviser
                             $2 billion or that fall within the range of the Russell
                             2000(R) Index at the time of investment.

-----------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap              Long-term growth of capital. Invests primarily in a broadly     Royce & Associates, LLC
Portfolio - Investment       diversified portfolio of equity securities issued by
Class                        micro-cap companies (companies with stock market
                             capitalizations below $500 million).

-----------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap              Long-term growth of capital with current income as a            Royce & Associates, LLC
Portfolio - Investment       secondary objective. Invests primarily in a limited number of
Class                        equity securities issued by small companies with stock market capitalization below $2.5 billion.

-----------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value           Long-term capital appreciation. Invests primarily in common     Third Avenue Management LLC
Portfolio                    stocks of well-financed companies, meaning companies without significant liabilities in comparison to their liquid
                             resources at a discount to what the Adviser believes is their intrinsic value.

-----------------------------------------------------------------------------------------------------------------------------------
Wanger International         Long-term growth of capital. Invests primarily in stocks of     Columbia Wanger Asset Management, L.P.
Small Cap                    companies based outside the U.S. with market capitalizations of less than $5 billion at time of initial purchase.

-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller          Long-term growth of capital. Invests primarily in stocks of     Columbia Wanger Asset Management, L.P.
Companies                    small- and medium-size U.S. companies with market
                             capitalizations of less than $5 billion at time of initial purchase.

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 19

THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:


o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


20 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

                    IF YOUR GPA RATE IS:            THE MVA IS:
            Less than the new GPA rate + 0.10%       Negative
            Equal to the new GPA rate + 0.10%        Zero
            Greater than the new GPA rate + 0.10%    Positive

GENERAL EXAMPLES

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other there are seven years left in your words, Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

      EARLY WITHDRAWAL AMOUNT x [(    1 + i   )(TO THE POWER OF n/12) -1] = MVA
                                 --------------
                                  1 + j + .001

      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period (rounded up).


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 21

EXAMPLES

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

$1,000 x [(      1.030    )(TO THE POWER OF 84/12) -1] = -$39.84
          -----------------
           1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

$1,000 x [(      1.030    )(TO THE POWER OF 84/12) -1] = $27.61
          -----------------
           1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


22 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT


New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.


As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

o a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

o     the optional Guaranteed Minimum Income Benefit Rider(2);

o     the optional 8% Performance Credit Rider(2);

o the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

o     how you want to make purchase payments;

o the date you want to start receiving annuity payouts (the retirement date); and

o     a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.

(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 23

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

o     no earlier than the 30th day after the contract's effective date; and


o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS

$  50 for SIPs
$  100 for all other payments

MAXIMUM TOTAL PURCHASE PAYMENTS*

$  1,000,000 for issue ages up to 85
$  100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


24 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.


LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


CHARGES


ALL CONTRACTS


CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 25

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments
(MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a)  is 10% of your prior anniversary's contract value; and

     (b)  is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

                       (ACV - XSF)
          PPW = XSF +  ----------- x (PPNPW - XSF)
                       (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

          YEARS FROM PURCHASE                   WITHDRAWAL CHARGE
            PAYMENT RECEIPT                         PERCENTAGE
                   1                                    7%
                   2                                    7
                   3                                    6
                   4                                    6
                   5                                    5
                   6                                    4
                   7                                    2
                   Thereafter                           0



26 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 2004 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     --   $10,000 July 1, 2004;

     --   $8,000 Dec. 31, 2009;

     --   $6,000 Feb. 20, 2012; and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2014 and made no other withdrawals during that contract year; and

o    The prior anniversary July 1, 2014 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
-----------------    -----------
      $  0           $3,848.80 is 10% of the prior anniversary's contract
                     value withdrawn without withdrawal charge; and
         0           $10,252.20 is contract earnings in excess of the 10% TFA
                     withdrawal amount withdrawn without withdrawal charge;
                     and
         0           $10,000 July 1, 2004 purchase payment was received eight
                     or more years before withdrawal and is withdrawn without
                     withdrawal charge; and
       400           $8,000 Dec. 31, 2009 purchase payment is in its fifth
                     year from receipt, withdrawn with a 5% withdrawal charge;
                     and
       360           $6,000 Feb. 20, 2012 purchase payment is in its third
                     year from receipt, withdrawn with a 6% withdrawal charge.
      $760

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

o    contracts settled using an annuity payout plan;

o    death benefits;

o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

o to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 27

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFITS


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% x (CV + ST - FAV)

      CV = contract value on the contract anniversary.

      ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE

o You purchase the contract with a payment of $50,000 on Jan. 1, 2004 and allocate all of your payment to the subaccounts.

o On Sept. 1, 2004 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

o On Jan. 1, 2005 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

o    The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

     Contract value on the contract anniversary:                                  $ 73,250.00
     plus transfers from the subaccounts to the one-year fixed account
     in the six months before the contract anniversary:                            +15,000.00
     minus the value of the one-year fixed account on the contract anniversary:    -15,250.00
                                                                                  -----------
                                                                                  $ 73,000.00
The GMIB fee charged to you: 0.35% x $73,000 =                                    $    255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.




28 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

o plus any contract value credits allocated to the GPAs and the one-year fixed account;

o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

     -- Guaranteed Minimum Income Benefit rider

     -- Performance Credit rider

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any contract value credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

and the deduction of a prorated portion of:

o    the contract administrative charge; and

o    the fee for any of the following optional benefits you have selected:

     -- Guaranteed Minimum Income Benefit rider

     -- Performance Credit rider


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 29

Accumulation unit values will fluctuate due to:

o    changes in fund net asset value;

o    fund dividends distributed to the subaccounts;

o    fund capital gains or losses;

o    fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS

You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

     ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% x (CV x (EPP / TPP))

           CV = contract value at the time of the calculation.
          EPP = eligible purchase payments at the time of the calculation. TPP = total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE

o You purchase a contract on Jan. 1, 2004 with a payment of $100,000 and you select the ROP Death Benefit.

o    You make an additional payment on Jan. 1, 2008 of $60,000.

o Your contract value on Jan. 1, 2012 grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on Jan. 1, 2012 is the original $100,000 payment; the additional $60,000 payment made on Jan. 1, 2008 is still subject to a withdrawal charge. We calculate the contract value credit as follows:

          0.50% x ($250,000 x ($100,000 / $160,000) = $781.25

     After application of the contract value credit, your contract value on Jan. 1, 2012 would be $250,781.25.


30 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                 NUMBER
By investing an equal number                           AMOUNT    ACCUMULATION   OF UNITS
of dollars each month ...                     MONTH   INVESTED    UNIT VALUE    PURCHASED
                                               Jan      $100         $ 20         5.00
you automatically buy                          Feb       100           18         5.56
more units when the                            Mar       100           17         5.88
per unit market price is low ... ---------->   Apr       100           15         6.67
                                               May       100           16         6.25
                                               Jun       100           18         5.56
and fewer units                                Jul       100           17         5.88
when the per unit                              Aug       100           19         5.26
market price is high.            ---------->   Sept      100           21         4.76
                                               Oct       100           20         5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

IF YOUR NET CONTRACT VALUE(1) IS ...   WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
        $ 10,000-$ 49,999                           Tier 1 DCA account
        $ 50,000 or more                            Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 31

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


TRANSFERRING AMONG ACCOUNTS


You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


32 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

      For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

o     Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 33

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



34 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:   Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax with holding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:   $100 monthly
                            $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 35

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the withdrawal amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      -- trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES


The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.


The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      -- you are at least age 59 1/2;

      -- you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.




36 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

o     Return of Purchase Payments (ROP) Death Benefit;

o     Maximum Anniversary Value (MAV) Death Benefit; and

o     Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

                                                                   PW x DB
   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = -------
                                                                      CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 37

EXAMPLE

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

o     On Jan. 1, 2005 you make an additional purchase payment of $5,000.

o On March 1, 2005 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

o     On March 1, 2006 the contract value grows to $23,000.

      We calculate the ROP death benefit on March 1, 2006 as follows:

            Contract value at death:                                                $    23,000
                                                                                    ===========
            Purchase payments minus adjusted partial withdrawals:
               Total purchase payments:                                             $ 25,000.00
               minus adjusted partial withdrawals calculated as:

               $1,500 x $25,000
               ---------------- =                                                     -1,704.54
                    $22,000                                                         -----------

            for a death benefit of:                                                 $ 23,295.45
                                                                                    ===========
      The ROP death benefit, calculated as the greatest of these two values:        $ 23,295.45

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract.

If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


38 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

EXAMPLE

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

o On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $29,000.

o On March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

      We calculate the MAV death benefit on March 1, 2005 as follows:

            Contract value at death:                                                $ 20,500.00
                                                                                    ===========
            Purchase payments minus adjusted partial withdrawals:
               Total purchase payments:                                             $ 20,000.00
               minus adjusted partial withdrawals, calculated as:

               $1,500 x $20,000
               ---------------- =                                                     -1,363.64
                    $22,000                                                         -----------

            for a death benefit of:                                                 $ 18,636.36
                                                                                    ===========
            The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
               MAV on the prior anniversary:                                        $ 29,000.00
               plus purchase payments made since the prior anniversary:                   +0.00
               minus adjusted partial withdrawals, calculated as:
               $1,500 x $29,000
               ---------------- =                                                     -1,977.27
                    $22,000                                                         -----------

            for a death benefit of:                                                 $ 27,022.73
                                                                                    ===========
      The MAV death benefit, calculated as the greatest of these
      three values:                                                                 $ 27,022.73

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.    contract value;

2.    total purchase payments minus adjusted partial withdrawals; or

3.    the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

o     the amounts allocated to the subaccounts at issue increased by 5%;

o     plus any subsequent amounts allocated to the subaccounts;

o     minus adjusted transfers and partial withdrawals from the subaccounts.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 39

Thereafter, we continue to add subsequent amounts allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

                                                               PWT x VAF
   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = ---------
                                                                   SV

      PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

      VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

o You purchase the contract with a payment of $25,000 on Jan. 1, 2004 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

o On Jan. 1, 2005 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

o On March 1, 2005, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

      The death benefit on March 1, 2005 is calculated as follows:

            Contract value at death:                                                $ 22,800.00
                                                                                   ============
            Purchase payments minus adjusted partial withdrawals:
               Total purchase payments:                                             $ 25,000.00
               minus adjusted partial withdrawals, calculated as:

               $1,500 x $25,000
               ---------------- =                                                     -1,543.21
                   $24,300                                                         ------------

            for a death benefit of:                                                 $ 23,456.79
                                                                                   ============
            The 5% rising floor:
               The variable account floor on Jan. 1, 2005,
               calculated as: 1.05 x $20,000 =                                      $ 21,000.00
               plus amounts allocated to the subaccounts since that anniversary:          +0.00
               minus the 5% rising floor adjusted partial withdrawal
               from the subaccounts, calculated as:

               $1,500 x $21,000
               ---------------- =                                                  -$  1,657.89
                   $19,000                                                         ------------

               variable account floor benefit:                                      $ 19,342.11
               plus the one-year fixed account value:                                 +5,300.00
                                                                                   ------------
            5% rising floor (value of the GPAs, the one-year fixed account
            and the variable account floor):                                        $ 24,642.11
                                                                                   ============
      The EDB death benefit, calculated as the greatest of these three values:      $ 24,642.11


40 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

      Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

o     you must hold the GMIB for seven years;

o the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday;

o you can only exercise the GMIB within 30 days after a contract anniversary;

o the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

o     there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 41

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see "Taxes
-- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:

o you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

o the annuitant on the retirement date must be between 50 and 86 years old.

o you can only take an annuity payout under one of the following annuity payout plans:

      -- Plan A - Life Annuity -- no refund

      -- Plan B - Life Annuity with ten years certain

      -- Plan D - Joint and last survivor life annuity -- no refund

o     you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                               Pt-1 (1 + i) = Pt
                               -----------------
                                   1.05

         Pt-1 = prior annuity payout

         Pt   = current annuity payout

         i    = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


42 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.    contract value;

2.    total purchase payments minus adjusted partial withdrawals; or

3.    the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

o the initial purchase payments allocated to the subaccounts increased by 6%;

o     plus any subsequent amounts allocated to the subaccounts; and

o     minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

o     subtract each payment adjusted for market value from the contract value.

o subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                   PMT x CVG
                                   ---------
                                      ECV

         PMT = each purchase payment made in the five years before you exercise the GMIB.

         CVG = current contract value at the time you exercise the GMIB.

         ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                            PMT x (1.06)(TO THE POWER OF CY)

         CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

o You may terminate the rider within 30 days after the first rider anniversary.

o You may terminate the rider any time after the seventh rider anniversary.

o     The rider will terminate on the date:

      -- you make a full withdrawal from the contract;

      -- a death benefit is payable; or

      -- you choose to begin taking annuity payouts under the regular contract provisions.

o The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 43

EXAMPLE

o You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you allocate all of your purchase payment to the subaccounts.

o     There are no additional purchase payments and no partial withdrawals.

o Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                 GMIB
ANNIVERSARY   CONTRACT VALUE   PURCHASE PAYMENTS   6% RISING FLOOR   BENEFIT BASE
 1               $107,000          $100,000           $106,000
 2                125,000           100,000            112,360
 3                132,000           100,000            119,102
 4                150,000           100,000            126,248
 5                 85,000           100,000            133,823
 6                120,000           100,000            141,852
 7                138,000           100,000            150,363         $150,363
 8                152,000           100,000            159,388          159,388
 9                139,000           100,000            168,948          168,948
10                126,000           100,000            179,085          179,085
11                138,000           100,000            189,830          189,830
12                147,000           100,000            201,220          201,220
13                215,000           100,000            213,293          215,000
14                234,000           100,000            226,090          234,000
15                240,000           100,000            239,655          240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:

                                                                  MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                       PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY              GMIB              LIFE ANNUITY --    LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE          BENEFIT BASE             NO REFUND       TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10            $179,085 (6% Rising Floor)     $   872.14           $   850.65           $   691.27
15             240,000 (Contract Value)        1,346.40             1,286.40             1,034.40

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                         PLAN A -           PLAN B -        PLAN D - JOINT AND
ANNIVERSARY       GMIB       LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE   BENEFIT BASE      NO REFUND      TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10             $ 126,000       $   650.16         $   632.52            $   520.38
15               240,000         1,416.00           1,351.20              1,096.80

In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


44 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                               PW x TV
   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = -------
                                                  CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      TV = the target value on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                            3% x (PP - PCRPW - PP5)

         PP = total purchase payments and purchase payment credits.

      PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

        PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                            5% x (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 45

TERMINATING THE PCR

o You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

o You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

o     The PCR will terminate on the date:

      -- you make a full withdrawal from the contract;

      -- that a death benefit is payable; or

      -- you choose to begin taking annuity payouts.

EXAMPLE

o     You purchase the contract with a payment of $104,000 on Jan. 1, 2004.

o     There are no additional purchase payments and no partial withdrawals.

o     On Jan. 1, 2011, the contract value is $150,000.

o We determine the target value on Jan. 1, 2011 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

      $104,000 x (1.08)(TO THE POWER OF 7) = $104,000 x 1.71382 = $178,237.72.

      Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

      0.03 x $104,000 = $3,120.

      After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $153,120.

o     On Jan. 1, 2014, the contract value is $220,000.

o We determine the target value on Jan. 1, 2014 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

      $104,000 x (1.08)(TO THE POWER OF 10) = $104,000 x 2.158924 = $224,528.20.

      Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

      0.05 x $104,000 = $5,200.

      After application of the PCR credit, your total contract value on Jan. 1, 2014 would be $225,200.

o The PCR calculation period automatically restarts on Jan. 1, 2014 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2021.


46 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 47

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


48 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made taxable distributions according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 49

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHHOLDING FOR IRAs, ROTH IRAs AND SEPs: If you receive taxable income as a result of an annuity payout or a withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien. State withholding also may be imposed on taxable distributions.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is a RMD as defined under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.


In the above situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



50 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death;

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o If the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

o    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDERS, THE MAV DEATH BENEFIT OR THE ENHANCED DEATH BENEFIT RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for this rider is partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.


CONTRACT VALUE CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any other withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 51

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contracts and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.



52 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.


AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 53

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):


     RPA = Total purchase payments and any purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and any purchase payment credits as there are no previous withdrawals to subtract.


                                        PW x RPA
   RPA ADJUSTED PARTIAL WITHDRAWALS  =  --------
                                           CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):


     EPA = Total purchase payments and any purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and any purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.


                                        PW x EPA   EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  -------- x ---
                                           CV      RPA

     PW   = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV   = the contract value on the date of (but prior to) the partial withdrawal.

     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.


EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include any applicable purchase payment credits.


o On Jan. 1, 2004 you purchase the contract with a purchase payment of $100,000.

o On Jan. 1, 2010 you make an additional purchase payment in the amount of $100,000.

o    Contract values before any partial withdrawals are shown below.

o    On Jan. 1, 2007 you make a partial withdrawal in the amount of $10,000.

o On Jan. 1, 2012 you make another partial withdrawal in the amount of $10,000.


54 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                   TOTAL PURCHASE PAYMENTS                 CONTRACT VALUE
------------------------------------------------------------------------------
Jan. 1, 2004                  $100,000                            $100,000
Jan. 1, 2005                   100,000                             110,000
Jan. 1, 2006                   100,000                             115,000
Jan. 1, 2007                   100,000                             120,000
Jan. 1, 2008                   100,000                             115,000
Jan. 1, 2009                   100,000                             120,000
Jan. 1, 2010                   200,000                             225,000
Jan. 1, 2011                   200,000                             230,000
Jan. 1, 2012                   200,000                             235,000
Jan. 1, 2013                   200,000                             230,000
Jan. 1, 2014                   200,000                             235,000

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2007:

     RPA before the partial withdrawal =                                              RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal                     $10,000 x $100,000
     minus the RPA adjusted partial withdrawals for all previous                      ------------------ = $8,333
     partial withdrawals = $100,000 - 0 = $100,000                                         $120,000

For the second partial withdrawal on Jan. 1, 2012:

     RPA before the partial withdrawal =                                              RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal                     $10,000 x $191,667
     minus the RPA adjusted partial withdrawals for all previous                      ------------------ = $8,156
     partial withdrawals = $200,000 - $8,333 = $191,667                                    $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2007:

     EPA before the partial withdrawal =                                              EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal                     $10,000 x $100,000   $100,000
     AND the five-year exclusion period minus the EPA adjusted                        ------------------ x --------- = $8,333
     partial withdrawals for all previous partial                                          $120,000        $100,000
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2012:

     EPA before the partial withdrawal =                                              EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal                     $10,000 x $91,667   $91,667
     AND the five-year exclusion period minus the EPA                                 ----------------- x -------- = $1,866
     adjusted partial withdrawals for all previous partial                                 $235,000       $191,667
     withdrawals = $100,000 - $8,333 = $91,667

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 = $10,199


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 55

APPENDIX B: CONDENSED FINANCIAL INFORMATION
(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                               2006    2005    2004    2003    2002    2001    2000    1999    1998     1997
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (8/26/1999)
Accumulation unit value at beginning of period  $ 1.02  $ 0.95  $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43  $ 1.00      --       --
Accumulation unit value at end of period        $ 1.07  $ 1.02  $ 0.95  $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,879   2,133   2,822   2,936   3,287   4,269   3,037      57      --       --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 1.57  $ 1.45  $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26  $ 1.00      --       --
Accumulation unit value at end of period        $ 1.80  $ 1.57  $ 1.45  $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                     334     404     610     634     620     592     480       1      --       --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period  $ 1.26  $ 1.21  $ 1.13  $ 0.92  $ 1.10  $ 1.45  $ 1.72  $ 1.30  $ 1.03  $  1.00
Accumulation unit value at end of period        $ 1.45  $ 1.26  $ 1.21  $ 1.13  $ 0.92  $ 1.10  $ 1.45  $ 1.72  $ 1.30  $  1.03
Number of accumulation units outstanding
at end of period (000 omitted)                   7,315   3,274   4,188   4,903   5,619   6,927   7,597   5,343   2,495       69
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period  $ 0.68  $ 0.67  $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40  $ 1.00      --       --
Accumulation unit value at end of period        $ 0.73  $ 0.68  $ 0.67  $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                     914   1,202   1,283   1,451   1,387   1,958   2,278     105      --       --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period  $ 0.79  $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17  $ 1.00      --       --
Accumulation unit value at end of period        $ 0.77  $ 0.79  $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,808   2,130   2,021   2,140   2,312   2,574   3,368      56      --       --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period  $ 1.29  $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00  $ 1.00      --       --
Accumulation unit value at end of period        $ 1.31  $ 1.29  $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,058   1,149   1,347   1,392   1,554   1,282     743       7      --       --
--------------------------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 1.73  $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19  $ 1.00      --       --
Accumulation unit value at end of period        $ 1.97  $ 1.73  $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                     374     441     480     522     518     617   1,639      31      --       --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (9/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period  $ 1.22  $ 1.16  $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31  $ 1.00      --       --
Accumulation unit value at end of period        $ 1.23  $ 1.22  $ 1.16  $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                      48      46      54      97      73     125     795       6      --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 0.99  $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05  $ 1.00      --       --
Accumulation unit value at end of period        $ 1.11  $ 0.99  $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05      --       --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,351   1,630   1,820   1,884   1,684   1,678   1,383      71      --       --
--------------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2006     2005     2004     2003    2002    2001    2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period  $  2.72  $  2.33  $  1.90  $  1.39  $ 1.56  $ 1.64  $ 1.24  $ 1.00      --      --
Accumulation unit value at end of period        $  3.02  $  2.72  $  2.33  $  1.90  $ 1.39  $ 1.56  $ 1.64  $ 1.24      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,401    1,747    1,964    2,236   2,384   2,142   2,714      44      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period  $  1.11  $  0.95  $  0.85  $  0.60  $ 0.76  $ 0.98  $ 1.23  $ 1.00      --      --
Accumulation unit value at end of period        $  1.29  $  1.11  $  0.95  $  0.85  $ 0.60  $ 0.76  $ 0.98  $ 1.23      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      482      465      499      510     568     529     516      33      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/22/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period  $  2.61  $  2.34  $  1.80  $  1.34  $ 1.33  $ 1.25  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period        $  3.11  $  2.61  $  2.34  $  1.80  $ 1.34  $ 1.33  $ 1.25  $ 0.97      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      706      734      760      676     542     325     202       1      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of period  $  1.60  $  1.47  $  1.32  $  1.07  $ 1.23  $ 1.17  $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period        $  1.87  $  1.60  $  1.47  $  1.32  $ 1.07  $ 1.23  $ 1.17  $ 1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   10,913   11,340   11,643    4,692     966     546     170      31      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period  $  1.39  $  1.28  $  1.09  $  0.84  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period        $  1.66  $  1.39  $  1.28  $  1.09  $ 0.84      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,562    1,549    1,200    1,018     286      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (9/22/1999)
Accumulation unit value at beginning of period  $  0.88  $  0.87  $  0.81  $  0.66  $ 0.88  $ 1.05  $ 1.16  $ 1.00      --      --
Accumulation unit value at end of period        $  0.94  $  0.88  $  0.87  $  0.81  $ 0.66  $ 0.88  $ 1.05  $ 1.16      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      341      426      462      442     462     626     613     226      --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (9/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period  $  1.12  $  1.00  $  0.89  $  0.67  $ 0.83  $ 1.08  $ 1.27  $ 1.00      --      --
Accumulation unit value at end of period        $  1.35  $  1.12  $  1.00  $  0.89  $ 0.67  $ 0.83  $ 1.08  $ 1.27      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      135      191      137      125     113      84     195      30      --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/22/1999)
Accumulation unit value at beginning of period  $  1.02  $  0.97  $  0.85  $  0.67  $ 0.87  $ 1.00  $ 1.12  $ 1.00      --      --
Accumulation unit value at end of period        $  1.13  $  1.02  $  0.97  $  0.85  $ 0.67  $ 0.87  $ 1.00  $ 1.12      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,487    1,581    1,430    1,449   1,109   1,183   1,247     480      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period  $  0.39  $  0.35  $  0.35  $  0.25  $ 0.42  $ 0.68  $ 1.00      --      --      --
Accumulation unit value at end of period        $  0.41  $  0.39  $  0.35  $  0.35  $ 0.25  $ 0.42  $ 0.68      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      658      843      717      751     779     878     898      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period  $  0.89  $  0.68  $  0.58  $  0.44  $ 0.60  $ 0.80  $ 1.00      --      --      --
Accumulation unit value at end of period        $  1.29  $  0.89  $  0.68  $  0.58  $ 0.44  $ 0.60  $ 0.80      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,086    1,039      951    2,119   1,323   1,719   1,304      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period  $  0.60  $  0.58  $  0.57  $  0.44  $ 0.61  $ 0.82  $ 1.00      --      --      --
Accumulation unit value at end of period        $  0.65  $  0.60  $  0.58  $  0.57  $ 0.44  $ 0.61  $ 0.82      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,523    1,775    1,862    2,188   2,583   3,385   2,472      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period  $ 0.52  $ 0.47  $ 0.39  $ 0.30  $ 0.42  $ 0.70  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 0.58  $ 0.52  $ 0.47  $ 0.39  $ 0.30  $ 0.42  $ 0.70      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,189   1,293   1,661   1,578   1,833   2,218   1,737      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period  $ 0.82  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $ 0.94  $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period        $ 0.95  $ 0.82  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $ 0.94  $ 1.07      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     754     902     786     826     719     700     673      51      --      --
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SEVICE SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 0.99  $ 0.91  $ 0.80  $ 0.63  $ 0.72  $ 0.96  $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.19  $ 0.99  $ 0.91  $ 0.80  $ 0.63  $ 0.72  $ 0.96  $ 1.07      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     148     157     147     133      79      82      62       1      --      --
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SEVICE SHARES (9/22/1999)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period  $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.19  $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      97     104     127     133     122     168     154       1      --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 1.29  $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.44  $ 1.29  $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     956     994   1,044   1,301   1,252   1,506   2,229      64      --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 0.94  $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.02  $ 0.94  $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     888   1,120   1,634   1,404   1,695   1,873   1,902     242      --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 1.43  $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.85  $ 1.43  $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,751   1,748   1,935   1,996   2,205   2,550   1,939      30      --      --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period  $ 1.32  $ 1.28  $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18  $ 1.00      --
Accumulation unit value at end of period        $ 1.51  $ 1.32  $ 1.28  $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18      --
Number of accumulation units outstanding
at end of period (000 omitted)                   3,460   4,185   4,645   5,239   5,706   6,280   6,616   4,302     239      --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 1.21  $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.53  $ 1.21  $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,110   2,185   2,258   2,177   1,856   1,775   2,192     347      --      --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 0.95  $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.18  $ 0.95  $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     347     461     485   1,788     762   3,607     847      35      --      --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/21/1995)
Accumulation unit value at beginning of period  $ 1.98  $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36
Accumulation unit value at end of period        $ 2.24  $ 1.98  $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60
Number of accumulation units outstanding
at end of period (000 omitted)                   2,335   3,221   4,136   5,043   5,336   6,404   6,779   5,985   4,684   2,944
-------------------------------------------------------------------------------------------------------------------------------



58 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/21/1995)
Accumulation unit value at beginning of period  $ 1.26  $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07
Accumulation unit value at end of period        $ 1.29  $ 1.26  $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11
Number of accumulation units outstanding
at end of period (000 omitted)                   3,923   6,630   7,059   5,254   8,572   8,409   4,421     941     749     231
*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.10%
      and 3.15%, respectively.
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/21/1995)
Accumulation unit value at beginning of period  $ 1.63  $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24
Accumulation unit value at end of period        $ 1.68  $ 1.63  $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33
Number of accumulation units outstanding
at end of period (000 omitted)                   8,733   8,279   9,515   7,119   7,272   8,923   9,498   8,127   5,689   2,544
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/2/2000)
Accumulation unit value at beginning of period  $ 1.46  $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.72  $ 1.46  $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     522     532     451     276     182     147      16      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/2/2000)
Accumulation unit value at beginning of period  $ 0.50  $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 0.55  $ 0.50  $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     411     413     471     499     270     228     200      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (8/26/1999)
Accumulation unit value at beginning of period  $ 1.19  $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.30  $ 1.19  $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   4,475   3,380   3,074   2,699   2,403   5,449     556       8      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/21/1995)
Accumulation unit value at beginning of period  $ 1.64  $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27
Accumulation unit value at end of period        $ 1.86  $ 1.64  $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56
Number of accumulation units outstanding
at end of period (000 omitted)                   5,898   4,590   4,708   4,663   5,116   6,019   6,358   5,864   5,163   3,813
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/2/2000)
Accumulation unit value at beginning of period  $ 1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.11  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.19  $ 1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.11  $ 1.06      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     471     469     521     466     520     259      76      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/2/2000)
Accumulation unit value at beginning of period  $ 1.31  $ 1.27  $ 1.09  $ 0.74  $ 0.91  $ 0.99  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.44  $ 1.31  $ 1.27  $ 1.09  $ 0.74  $ 0.91  $ 0.99      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      83      85      89     178      69      66      20      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 2.68  $ 2.44  $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15  $ 1.00      --      --
Accumulation unit value at end of period        $ 3.20  $ 2.68  $ 2.44  $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     398     446     505     510     369     267     239      37      --      --
------------------------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 2.57  $ 2.40  $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period        $ 2.92  $ 2.57  $ 2.40  $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     450     576     658     735     712     543     188       1      --      --
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (5/2/2000)
Accumulation unit value at beginning of period  $ 2.39  $ 2.11  $ 1.79  $ 1.27  $ 1.44  $ 1.29  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 2.72  $ 2.39  $ 2.11  $ 1.79  $ 1.27  $ 1.44  $ 1.29      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     481     577     705     786     539     557      63      --      --      --
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 59

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/22/1999)
Accumulation unit value at beginning of period  $ 1.60  $ 1.34  $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51  $ 1.00      --      --
Accumulation unit value at end of period        $ 2.17  $ 1.60  $ 1.34  $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     742     484     439   2,509     479     523     431      28      --      --
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/22/1999)
Accumulation unit value at beginning of period  $ 1.70  $ 1.55  $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.81  $ 1.70  $ 1.55  $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,384   1,171     455     382     351     268     231      19      --      --
------------------------------------------------------------------------------------------------------------------------------------



60 RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts ......................................  p. 3
Rating Agencies ..................................................  p. 4
Revenues Received During Calendar Year 2006 ......................  p. 4
Principal Underwriter ............................................  p. 5
Independent Registered Public Accounting Firm ....................  p. 5
Condensed Financial Information (Unaudited) ......................  p. 6
Financial Statements


RIVERSOURCE SIGNATURE VARIABLE ANNUITY - PROSPECTUS 61

RIVERSOURCE [LOGO](SM)
       ANNUITIES

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437


          RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance
                                   Company.


           (C) 2007 Ameriprise Financial, Inc. All rights reserved.


43444 M (5/07)

PROSPECTUS


MAY 1, 2007

RIVERSOURCE(R)

SIGNATURE SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           829 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)

           RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Credit Suisse Trust

Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class

Eaton Vance Variable Trust (VT)

Fidelity(R) Variable Insurance Products Service Class 2
Fidelity(R) Variable Insurance Products Service Class 2
Goldman Sachs Variable Insurance Trust (VIT)

Janus Aspen Trust: Service Shares
Legg Mason Variable Portfolios I, Inc.

MFS(R) Variable Insurance TrustSM - Service Class
Oppenheimer Variable Account Funds, Service Shares

PIMCO Variable Investment Trust (VIT)

Putnam Variable Trust - Class IB Shares

RiverSource(R) Variable Portfolio Funds

The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust Trust (FTVIPT) - Class 2

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

-----------------------------------------------------------------------------
1  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

RiverSource Life offers other variable annuity contracts in addition to the contract described in this prospectus. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.



TABLE OF CONTENTS


KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       5
EXPENSE SUMMARY                                                             7
CONDENSED FINANCIAL INFORMATION                                            13
FINANCIAL STATEMENTS                                                       13
THE VARIABLE ACCOUNT AND THE FUNDS                                         13
GUARANTEE PERIOD ACCOUNTS (GPAS)                                           30
THE FIXED ACCOUNT                                                          31
BUYING YOUR CONTRACT                                                       33
CHARGES                                                                    35
VALUING YOUR INVESTMENT                                                    41
MAKING THE MOST OF YOUR CONTRACT                                           43
WITHDRAWALS                                                                52
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                        52
CHANGING OWNERSHIP                                                         53
BENEFITS IN CASE OF DEATH                                                  53
OPTIONAL BENEFITS                                                          56
THE ANNUITY PAYOUT PERIOD                                                  72
TAXES                                                                      74
VOTING RIGHTS                                                              77
SUBSTITUTION OF INVESTMENTS                                                78
ABOUT THE SERVICE PROVIDERS                                                78
ADDITIONAL INFORMATION                                                     80
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE                                                    81
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA)                                            82
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES                                  84
APPENDIX C: EXAMPLE -- DEATH BENEFITS                                      87
APPENDIX D: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(SM)RIDER                                  90
APPENDIX E: EXAMPLE -- SECURESOURCE(SM) RIDERS                             92
APPENDIX F: SECURESOURCE(SM) RIDERS --
  ADDITIONAL RMD DISCLOSURE                                                96
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER                                97
APPENDIX H: EXAMPLE --
  BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER                           99
APPENDIX I: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS PURCHASED BEFORE MAY 1, 2006                                  101
APPENDIX J: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE(SM) RIDER DISCLOSURE                                   102
APPENDIX K: GUARANTOR(SM) WITHDRAWAL
  BENEFIT RIDER DISCLOSURE                                                114
APPENDIX L: INCOME ASSURER BENEFIT(SM) RIDERS                             122
APPENDIX M: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)                                                             131
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION                                                  141


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.

-----------------------------------------------------------------------------
2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of these funds.

GUARANTEE PERIOD: The number of successive 12 month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o Roth IRAs under Section 408A of the Code

o Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

-----------------------------------------------------------------------------
3  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

-----------------------------------------------------------------------------
4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

o "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

o Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

o Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 74)

o Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

o How long you plan to keep the contract: The contract has withdrawal charges. (p. 7) Does the contract meet your current and anticipated future needs for liquidity?

o If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

o How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 56)

o Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

o SHORT-TERM TRADING: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 49)

-----------------------------------------------------------------------------
5  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

o subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 13)

o GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 30)

o one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 33 & 48)

o DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (see "DCA Fixed Account"). (p. 31)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 36)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences. Certain other restrictions may apply.
(p. 52)

OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional death benefits (p. 71). We also offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protection Benefit(SM) Rider" p. 56) and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (SecureSource(SM) - Single Life) or the lifetime of you and your spouse (SecureSource(SM) - Joint Life) ("SecureSource(SM) Riders" p. 59). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year (p. 44 & 61). We previously offered other optional living benefits (p. 70). Optional benefits vary by state and may have eligibility requirements.

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 53)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the DCA fixed account are not available during the payout period. (p. 72)

-----------------------------------------------------------------------------
6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

            YEARS FROM PURCHASE            WITHDRAWAL CHARGE
              PAYMENT RECEIPT                 PERCENTAGE
                    1                             7%
                    2                             7
                    3                             6
                    4                             6
                    5                             5
                    6                             4
                    7                             2
                    Thereafter                    0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC
PERIOD: Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

IF YOUR AIR IS:                       THEN YOUR DISCOUNT RATE PERCENT (%) IS:
3.5%                                                 6.30%
5.0%                                                 7.80%

-----------------------------------------------------------------------------
7  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

                                    MORTALITY AND         VARIABLE ACCOUNT         TOTAL VARIABLE
                                   EXPENSE RISK FEE     ADMINISTRATIVE CHARGE     ACCOUNT EXPENSE
ROP Death Benefit                      1.30%                   0.15%                   1.45%

MAV Death Benefit                      1.50                    0.15                    1.65

5% Accumulation Death Benefit          1.65                    0.15                    1.80

Enhanced Death Benefit                 1.70                    0.15                    1.85

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                  $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE                                         0.25%

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE                                    0.40%
(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED

If eligible, you may select one of the following optional living benefits if available in your state. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                               MAXIMUM: 1.75%     CURRENT: 0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

SECURESOURCE(SM) - SINGLE LIFE RIDER FEE(1)                                MAXIMUM: 1.50%     CURRENT: 0.65%
SECURESOURCE(SM) - JOINT LIFE RIDER FEE(1)                                 MAXIMUM: 1.75%     CURRENT: 0.85%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount,
whichever is greater.)

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE(1)                     MAXIMUM: 1.50%     CURRENT: 0.65%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount,
whichever is greater.)

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE(1)                              MAXIMUM: 1.50%     CURRENT: 0.55%
(As a percentage of contract value charged annually on the
contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                 MAXIMUM: 1.50%     CURRENT: 0.30%(2)
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE        MAXIMUM: 1.75%     CURRENT: 0.60%(2)
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION
BENEFIT BASE RIDER FEE                                                     MAXIMUM: 2.00%     CURRENT: 0.65%(2)
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

(1) In states where the SecureSource(SM) riders are not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix J. In states where both the SecureSource(SM) riders and the Guarantor Withdrawal Benefit for Life(SM) rider are not available, you may select the Guarantor(SM) Withdrawal Benefit rider;
     see disclosure in Appendix K.

(2) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(SM) - MAV -- 0.55%,
     Income Assurer Benefit(SM) - 5% Accumulation Benefit Base -- 0.70%; and
     Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
     Base -- 0.75%.

-----------------------------------------------------------------------------
8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)


                                                                           MINIMUM            MAXIMUM
Total expenses before fee waivers and/or expense reimbursements             0.51%              1.86%

(a)  Each fund deducts management fees and other expenses from fund assets.
     Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable
     Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                     GROSS TOTAL
                                                                      MANAGEMENT   12b-1    OTHER      ANNUAL
                                                                         FEES      FEES    EXPENSES   EXPENSES
AIM V.I. Basic Value Fund, Series II Shares                              0.72%      0.25%    0.30%**    1.27%(1),(2)
AIM V.I. Capital Appreciation Fund, Series II Shares                     0.61       0.25     0.30**     1.16(1)
AIM V.I. Capital Development Fund, Series II Shares                      0.75       0.25     0.35**     1.35(1),(2)
AIM V.I. Global Health Care Fund, Series II Shares                       0.75       0.25     0.36**     1.36(1)
AIM V.I. International Growth Fund, Series II Shares                     0.72       0.25     0.39**     1.36(1)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                      0.72       0.25     0.34**     1.31(1)
AllianceBernstein VPS Balanced Shares Portfolio (Class B)                0.55       0.25     0.18       0.98
AllianceBernstein VPS Global Technology Portfolio (Class B)              0.75       0.25     0.18       1.18
AllianceBernstein VPS Growth and Income Portfolio (Class B)              0.55       0.25     0.06       0.86
AllianceBernstein VPS International Value Portfolio (Class B)            0.75       0.25     0.10       1.10
American Century VP Inflation Protection, Class II                       0.49       0.25     0.01       0.75
American Century VP International, Class II                              1.13       0.25       --       1.38
American Century VP Mid Cap Value, Class II                              0.90       0.25       --       1.15
American Century VP Ultra(R), Class II                                   0.90       0.25       --       1.15
American Century VP Value, Class II                                      0.83       0.25       --       1.08
Columbia High Yield Fund, Variable Series, Class B                       0.55       0.25     0.32       1.12(3)
Columbia Marsico Growth Fund, Variable Series, Class A                   0.74         --     0.27       1.01(3)
Columbia Marsico International Opportunities Fund,
  Variable Series, Class B                                               0.80       0.25     0.32       1.37(3)
Columbia Small Cap Value Fund, Variable Series, Class B                  0.80       0.25     0.11       1.16(4)
Credit Suisse Trust - Commodity Return Strategy Portfolio                0.50       0.25     0.51       1.26(5)
Dreyfus Investment Portfolios MidCap Stock Portfolio,
  Service Shares                                                         0.75       0.25     0.06**     1.06(6)
Dreyfus Investment Portfolios Technology Growth Portfolio,
  Service Shares                                                         0.75       0.25     0.12**     1.12
Dreyfus Variable Investment Fund Appreciation Portfolio,
  Service Shares                                                         0.75       0.25     0.07       1.07
Dreyfus Variable Investment Fund International Equity Portfolio,
  Service Shares                                                         0.75       0.25     0.28       1.28
Dreyfus Variable Investment Fund International Value Portfolio,
  Service Shares                                                         1.00       0.25     0.19       1.44(6)
Eaton Vance VT Floating-Rate Income Fund                                 0.57       0.25     0.37       1.19
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  0.57       0.25     0.09       0.91
Fidelity(R) VIP Growth Portfolio Service Class 2                         0.57       0.25     0.12       0.94
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2          0.32       0.25     0.12       0.69

-----------------------------------------------------------------------------
9  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                     GROSS TOTAL
                                                                      MANAGEMENT   12b-1    OTHER      ANNUAL
                                                                        FEES       FEES    EXPENSES   EXPENSES
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                       0.57%      0.25%     0.11%      0.93%
Fidelity(R) VIP Overseas Portfolio Service Class 2                      0.72       0.25      0.16       1.13
FTVIPT Franklin Income Securities Fund - Class 2                        0.46       0.25      0.01       0.72
FTVIPT Franklin Rising Dividends Securities Fund - Class 2              0.60       0.25      0.03**     0.88(7)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2          0.48       0.25      0.30**     1.03(7)
FTVIPT Mutual Shares Securities Fund - Class 2                          0.60       0.25      0.21       1.06
FTVIPT Templeton Global Income Securities Fund - Class 2                0.56       0.25      0.16       0.97
FTVIPT Templeton Growth Securities Fund - Class 2                       0.74       0.25      0.04       1.03
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares             0.80         --      0.07       0.87(8)
Goldman Sachs VIT Structured U.S.
  Equity Fund - Institutional Shares                                    0.65         --      0.07       0.72(8)
Janus Aspen Series Large Cap Growth Portfolio:
  Service Shares                                                        0.64       0.25      0.05**     0.94
Legg Mason Partners Variable Small Cap Growth
  Portfolio, Class I                                                    0.75         --      0.21**     0.96
MFS(R) Investors Growth Stock
  Series - Service Class                                                0.75       0.25      0.12       1.12
MFS(R) New Discovery Series - Service Class                             0.90       0.25      0.13       1.28
MFS(R) Total Return Series - Service Class                              0.75       0.25      0.10       1.10(9)
MFS(R) Utilities Series - Service Class                                 0.75       0.25      0.11       1.11
Oppenheimer Capital Appreciation Fund/VA,
  Service Shares                                                        0.64       0.25      0.03**     0.92(10)
Oppenheimer Global Securities Fund/VA,
  Service Shares                                                        0.62       0.25      0.04**     0.91(10)
Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares                                                        0.72       0.25      0.03**     1.00(10)
Oppenheimer Strategic Bond Fund/VA, Service Shares                      0.62       0.25      0.02**     0.89(10)
PIMCO VIT All Asset Portfolio, Advisor Share Class                      0.18       0.25      0.86**     1.29
Putnam VT Health Sciences Fund - Class IB Shares                        0.70       0.25      0.15**     1.10
Putnam VT International Equity Fund - Class IB Shares                   0.74       0.25      0.19**     1.18
Putnam VT Small Cap Value Fund - Class IB Shares                        0.76       0.25      0.09**     1.10
Putnam VT Vista Fund - Class IB Shares                                  0.65       0.25      0.15**     1.05
RiverSource(R) Variable Portfolio - Cash
  Management Fund                                                       0.33       0.13      0.14       0.60(11)
RiverSource(R) Variable Portfolio - Diversified Bond Fund               0.46       0.13      0.15**     0.74(11)
RiverSource(R) Variable Portfolio - Diversified
  Equity Income Fund                                                    0.64       0.13      0.14**     0.91(11),(12)
RiverSource(R) Variable Portfolio - Emerging Markets Fund               1.13       0.13      0.25**     1.51(11),(12)
RiverSource(R) Variable Portfolio - Fundamental Value Fund              0.72       0.13      0.17**     1.02(11),(12),(13)
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                             0.44       0.13      0.15**     0.72(11),(13)
RiverSource(R) Variable Portfolio - Growth Fund                         0.71       0.13      0.17**     1.01(11),(12)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                0.59       0.13      0.16**     0.88(11)
RiverSource(R) Variable Portfolio - Income Opportunities Fund           0.61       0.13      0.16**     0.90(11),(13)
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                                      0.76       0.13      0.19**     1.08(11),(12)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund               0.57       0.13      0.13**     0.83(11),(12)
RiverSource(R) Variable Portfolio - Large Cap Value Fund                0.60       0.13      0.50**     1.23(11),(13)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                 0.60       0.13      0.15**     0.88(11),(12),(13)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                  0.72       0.13      0.22**     1.07(11),(12),(13)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                  0.22       0.13      0.16**     0.51(11),(13)
RiverSource(R) Variable Portfolio - Select Value Fund                   0.72       0.13      0.37**     1.22(11),(12),(13)
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                                       0.48       0.13      0.16**     0.77(11)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                1.00       0.13      0.19**     1.32(11),(12),(13)
Van Kampen Life Investment Trust Comstock Portfolio,
  Class II Shares                                                       0.56       0.25      0.03       0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares            0.85       0.35      0.66       1.86(14)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                0.75       0.35      0.31       1.41(14)

-----------------------------------------------------------------------------
10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                     GROSS TOTAL
                                                                      MANAGEMENT   12b-1    OTHER      ANNUAL
                                                                        FEES       FEES    EXPENSES   EXPENSES
Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares              0.73%      0.35%     0.28%      1.36%(14)
Wanger International Small Cap                                          0.91         --      0.10       1.01
Wanger U.S. Smaller Companies                                           0.90         --      0.05       0.95

* The Funds provided the information on their expenses and we have not independently verified the information.

** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
     (also referred to as acquired funds).

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

(2)  Through April 30, 2008 (through Dec. 31, 2009, for AIM V.I. Basic Value
     Fund, Series II Shares), the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.22% for AIM V.I. Basic Value
     Fund, Series II Shares and 1.34% for AIM V.I. Capital Development Fund,
     Series II Shares.

(3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series,
     Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

(4) Other expenses have been restated to reflect contractual changes to fees paid by the Fund. The Fund's Advisor and Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses
     (subject to certain exclusions). After fee waivers and expense reimbursements net expenses would be 1.10% for Columbia Small Cap Value
     Fund, Variable Series, Class B. This arrangement may be modified or terminated by the advisor or distributor at any time.

(5) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(6) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 0.90% for Dreyfus
     Investment Portfolios MidCap Stock Portfolio, Service Shares and 1.40% for Dreyfus Variable Investment Fund International Value Portfolio,
     Service Shares.

(7) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
     Commission (SEC). After fee reductions net expenses would be 0.87% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.02% for
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

(8) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
     Investment Adviser has voluntarily agreed to limit "Other expenses"
     (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured
     U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime.
     If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(9)  The Fund's management fee as set forth in its Investment Advisory
     Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's
     Board of Trustees.

(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
     Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
     Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
     Variable Portfolio - Mid Cap Growth Fund and 0.06% for RiverSource(R)
     Variable Portfolio - Select Value Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income
     Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets
     Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund,
     0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
     0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
     0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
     31, 2007, unless sooner terminated at the discretion of the Fund's
     Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 1.07% for RiverSource(R) Variable Portfolio -
     Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio -
     Global Inflation Protected Securities Fund, 0.99% for RiverSource(R)
     Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R)
     Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R)
     Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R)
     Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R)
     Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R)
     Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R)
     Variable Portfolio - Small Cap Value Fund.

(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
     Portfolio, Class II Shares, 1.15% for Van Kampen UIF Mid Cap Growth
     Portfolio, Class II Shares and 1.26% for Van Kampen UIF U.S. Real Estate
     Portfolio, Class II Shares.

-----------------------------------------------------------------------------
11  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENTLY OFFERED

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds, offered on or after May 1, 2007. It assumes that you select the MAV Death Benefit, SecureSource(SM) - Joint Life rider and the Benefit Protector(SM) Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
        IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
  AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:

  1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
$1,280.97   $2,328.84   $3,358.19   $5,602.52   $580.97   $1,728.84   $2,858.19   $5,602.52


PREVIOUSLY OFFERED

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds, offered prior to May 1, 2007. It assumes that you select the MAV Death Benefit, Income Assurer BenefitSM - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(SM) Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
        IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
  AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:

  1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
$1,311.60   $2,452.90   $3,618.75   $6,394.01   $611.60   $1,852.90   $3,118.75   $6,394.01


ALL CONTRACTS

MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    IF YOU DO NOT WITHDRAW YOUR CONTRACT
        IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
  AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:

  1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS     5 YEARS     10 YEARS
$901.72     $1,223.39   $1,570.59   $2,310.66   $201.72   $623.39     $1,070.59   $2,310.66


(1) In these examples, the $40 contract administrative charge is estimated as a .008% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because this example is intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


-----------------------------------------------------------------------------
12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix M.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

  o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

  o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

  o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-----------------------------------------------------------------------------
13  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

  o  FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

  o  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

     Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

     o Compensating, training and educating investment professionals who sell the contracts.

     o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

     o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

     o Providing sub-transfer agency and shareholder servicing to contract owners.

     o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     o Subaccounting, transaction processing, recordkeeping and administration.

  o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

  o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

15  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic        N            Y            Long-term growth of capital. Invests at least 65%        A I M Advisors, Inc.
Value Fund,                                     of its total assets in equity securities of U.S.
Series II Shares                                issuers that have market capitalizations of greater
                                                than $500 million and are believed to be undervalued
                                                in relation to long-term earning power or other
                                                factors. The fund may invest up to 25% of its total
                                                assets in foreign securities.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital      Y            Y            Growth of capital. Invests principally in common         A I M Advisors, Inc.
Appreciation Fund,                              stocks of companies likely to benefit from new or
Series II Shares                                innovative products, services or processes as well
                                                as those with above-average long-term growth and
                                                excellent prospects for future growth. The fund can
                                                invest up to 25% of its total assets in foreign
                                                securities that involve risks not associated with
                                                 investing solely in the United States.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital      Y            Y            Long-term growth of capital. Invests primarily in        A I M Advisors, Inc.
Development Fund,                               securities (including common stocks, convertible
Series II Shares                                securities and bonds) of small- and medium-sized
                                                companies. The Fund may invest up to 25% of its
                                                total assets in foreign securities.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global       Y            Y            Capital growth. The fund seeks to meet its               A I M Advisors, Inc.
Health Care Fund,                               objective by investing, normally, at least 80%
Series II Shares                                of its assets in securities of health care
                                                industry companies. The fund may invest up to
                                                20% of its total assets in companies located
                                                in developing countries, i.e., those countries
                                                that are in the initial stages of their industrial
                                                cycles. The fund may also invest up to 5% of its
                                                total assets in lower-quality debt securities,
                                                i.e., junk bonds.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I.              Y            Y            Long-term growth of capital. Invests primarily in        A I M Advisors, Inc.
International                                   a diversified portfolio of international equity
Growth Fund,                                    securities, whose issuers are considered to have
Series II Shares                                strong earnings momentum. The fund may invest up to
                                                20% of its total assets in security issuers located
                                                in developing countries and in securities exchangeable
                                                for or convertible into equity securities of foreign
                                                companies.
---------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
16  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap      N            Y            Long-term growth of capital. Invests normally at         A I M Advisors, Inc.
Core Equity Fund,                               least 80% of its net assets, plus the amount of any
Series II Shares                                borrowings for investment purposes, in equity
                                                securities, including convertible securities, of
                                                medium sized companies. The fund may invest up to
                                                20% of its net assets in equity securities of
                                                companies in other market capitalization ranges or
                                                in investment grade debt securities. The fund may
                                                also invest up to 25% of its total assets in foreign
                                                securities.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein     N            Y            Total return consistent with reasonable risk, through a  AllianceBernstein L.P.
VPS Balanced                                    combination of income and longer-term growth of
Shares Portfolio                                capital. Invests primarily in U.S. government and
(Class B)                                       agency obligations, bonds, fixed-income and equity
                                                securities of non-U.S. issuers (including short- and
                                                long-term debt securities and preferred stocks to the
                                                extent the Advisor deems best adapted to the current
                                                economic and market outlook), and common stocks.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein     Y            Y            Long-term growth of capital. The Fund invests at least   AllianceBernstein L.P.
VPS Global                                      80% of its net assets in securities of companies that
Technology                                      use technology extensively in the development of new
Portfolio (Class B)                             or improved products or processes. Invests in a global
                                                portfolio of securities of U.S. and foreign companies
                                                selected for their growth potential.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein     Y            Y            Long-term growth of capital. Invests primarily in the    AllianceBernstein L.P.
VPS Growth and                                  equity securities of domestic companies that the
Income Portfolio                                Advisor deems to be undervalued.
(Class B)
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein     Y            Y            Long-term growth of capital. Invests primarily in a      AllianceBernstein L.P.
VPS International                               diversified portfolio of equity securities of
Value Portfolio                                 established companies selected from more than 40
(Class B)                                       industries and from more than 40 developed and
                                                emerging market countries.
---------------------------------------------------------------------------------------------------------------------------------
American Century      N            Y            Long-term total return. To protect against U.S.          American Century
VP Inflation                                    inflation.                                               Investment
Protection, Class II                                                                                     Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
American Century      N            Y            Capital growth. Invests primarily in stocks of growing   American Century
VP International,                               foreign companies in developed countries.                Global Investment
Class II                                                                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------


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17  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
American Century      Y            Y            Long-term capital growth with income as a secondary      American Century
VP Mid Cap Value,                               objective. Long-term capital growth with income as       Investment
Class II                                        secondary objective. Invests primarily in stocks of      Management, Inc.
                                                companies that management believes are undervalued
                                                at the time of purchase. The fund will invest at least
                                                80% of its assets in securities of companies whose
                                                market capitalization at the time of purchase is within
                                                the capitalization range of the Russell 3000 Index,
                                                excluding the largest 100 such companies.
---------------------------------------------------------------------------------------------------------------------------------
American Century      Y            Y            Long-term capital growth. Analytical research tools      American Century
VP Ultra(R),                                    and techniques are used to identify the stocks of        Investment
Class II                                        larger-sized companies that appear to have the best      Management, Inc.
                                                opportunity of sustaining long-term above average
                                                growth.
---------------------------------------------------------------------------------------------------------------------------------
American Century      Y            Y            Long-term capital growth, with income as a secondary     American Century
VP Value, Class II                              objective. Invests primarily in stocks of companies      Investment
                                                that management believes to be undervalued at the        Management, Inc.
                                                time of purchase.
---------------------------------------------------------------------------------------------------------------------------------
Columbia High         Y            Y            High level of current income with capital appreciation   Columbia Management
Yield Fund,                                     as a secondary objective when consistent with the goal   Advisors, LLC
Variable Series,                                of high current income. The Fund normally invests at
Class B                                         least 80% of its net assets (plus any borrowings for
                                                investment purposes) in high yielding corporate debt
                                                securities, such as bonds, debentures and notes that
                                                are rated below investment grade, or unrated securities
                                                which the Fund's investment advisor has determined
                                                to be of comparable quality. No more than 10% of the
                                                Fund's total assets will normally be invested in
                                                securities rated CCC or lower by S&P or Caa or lower
                                                by Moody's.
---------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico      Y            Y            Long-term growth of capital. The Fund invests            Columbia Management
Growth Fund,                                    primarily in equity securities of large-capitalization   Advisors, LLC (advisor);
Variable Series,                                companies that are selected for their growth potential.  Marsico Capital
Class A                                         It generally holds a core position of between 35 and     Management, LLC
                                                50 common stocks. It may hold up to 25% of its assets    (sub-advisor)
                                                in foreign securities.
---------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico      Y            Y            Long-term growth of capital. The Fund normally           Columbia Management
International                                   invests at least 65% of its assets in common stocks of   Advisors, LLC (advisor);
Opportunities Fund,                             foreign companies. While the Fund may invest in          Marsico Capital
Variable Series,                                companies of any size, it focuses on large companies.    Management, LLC
Class B                                         These companies are selected for their long-term         (sub-advisor)
                                                growth potential. The Fund normally invests in issuers
                                                from at least three different countries not including
                                                the United States and generally holds a core position
                                                of 35 to 50 common stocks. The Fund may invest in
                                                common stocks of companies operating in emerging
                                                markets.
---------------------------------------------------------------------------------------------------------------------------------


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18  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Columbia Small        Y            Y            Long-term growth by investing primarily in smaller       Columbia Management
Cap Value Fund,                                 capitalization (small-cap) equities. Under normal        Advisors, LLC
Variable Series,                                market conditions, the Fund invests at least 80% of
Class B                                         its net assets (plus any borrowings for investment
                                                purposes) in small-cap stocks. When purchasing
                                                securities for the Fund, the advisor generally chooses
                                                securities of companies it believes are undervalued.
                                                The Fund may invest up to 10% of its assets in foreign
                                                securities.
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse         Y            Y            Total return. Invests in commodity-linked derivative     Credit Suisse Asset
Trust - Commodity                               instruments backed by a portfolio of short-maturity      Management, LLC
Return Strategy                                 investment-grade fixed income securities normally
Portfolio                                       having an average duration of one year or less.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment    N            Y            Investment results greater than the total return         The Dreyfus Corporation
Portfolios MidCap                               performance of publicly traded common stocks of
Stock Portfolio,                                medium-sized domestic companies in the aggregate, as
Service Shares                                  represented by the Standard & Poor's Midcap 400
                                                Index. The portfolio normally invests at least 80% of
                                                its assets in stocks of mid-size companies. The
                                                portfolio invests in growth and value stocks, which
                                                are chosen through a disciplined investment process
                                                that combines computer modeling techniques, fundamental
                                                analysis and risk management. Consistency of returns
                                                compared to the S&P 400 is a primary goal of the
                                                investment process. The portfolio's stock investments
                                                may include common stocks, preferred stocks,
                                                convertible securities and depository receipts,
                                                including those issued in initial public offerings
                                                or shortly thereafter.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment    N            Y            Capital appreciation. The portfolio invests, under       The Dreyfus Corporation
Portfolios                                      normal circumstances, at least 80% of its assets in the
Technology                                      stocks of growth companies of any size that Dreyfus
Growth Portfolio,                               believes to be leading producers or beneficiaries of
Service Shares                                  technological innovation. Up to 25% of the portfolio's
                                                assets may be in foreign securities. The portfolio's
                                                stock investments may include common stocks,
                                                preferred stocks and convertible securities.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable      N            Y            Long-term capital growth consistent with the             The Dreyfus
Investment Fund                                 preservation of capital. Its secondary goal is current   Corporation - Fayez
Appreciation                                    income. To pursue these goals, the portfolio normally    Sarofim & Co. is the
Portfolio,                                      invests at least 80% of its assets in common stocks.     portfolio's
Service Shares                                  The portfolio focuses on "blue chip" companies with      sub-investment advisor
                                                total market capitalizations of more than $5 billion
                                                at the time of purchase, including multinational
                                                companies. These established companies have
                                                demonstrated sustained patterns of profitability,
                                                strong balance sheets, an expanding global presence and
                                                the potential to achieve predictable, above-average
                                                earnings growth.
---------------------------------------------------------------------------------------------------------------------------------


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19  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable      Y            Y            Capital growth. To pursue this goal, the portfolio       The Dreyfus Corporation,
Investment Fund                                 primarily invests in growth stocks of foreign            investment adviser
International                                   companies. Normally, the portfolio invests at least
Equity Portfolio,                               80% of its assets in stocks, including common stocks,
Service Shares                                  preferred stocks and convertible securities, including
                                                those purchased in initial public offering.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable      Y            Y            Long-term capital growth. To pursue this goal, the       The Dreyfus Corporation
Investment Fund                                 portfolio normally invests at least 80% of its assets
International                                   in stocks. The portfolio ordinarily invests most of its
Value Portfolio,                                assets in securities of foreign companies which
Service Shares                                  Dreyfus considers to be value companies. The
                                                portfolio's stock investments may include common
                                                stocks, preferred stocks and convertible securities,
                                                including those purchased in initial public offerings
                                                or shortly thereafter. The portfolio may invest in
                                                companies of any size. The portfolio may also invest
                                                in companies located in emerging markets.
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance           Y            Y            High level of current income. Non-diversified mutual     Eaton Vance Management
VT Floating-Rate                                fund that normally invests primarily in senior floating
Income Fund                                     rate loans ("Senior Loans"). Senior Loans typically
                                                are of below investment grade quality and have below
                                                investment grade credit ratings, which ratings are
                                                associated with having high risk, speculative
                                                characteristics. Investments are actively managed, and
                                                may be bought or sold on a daily basis (although loans
                                                are generally held until repaid). The investment
                                                adviser's staff monitors the credit quality of the Fund
                                                holdings, as well as other investments that are
                                                available. The Fund may invest up to 25% of its total
                                                assets in foreign securities and may engage in certain
                                                hedging transactions.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP       Y            Y            Long-term capital appreciation. Normally invests         Fidelity Management &
Contrafund(R)                                   primarily in common stocks. Invests in securities of     Research Company
Portfolio                                       companies whose value it believes is not fully           (FMR), investment
Service Class 2                                 recognized by the public. Invests in either "growth"     manager; FMR U.K.
                                                stocks or "value" stocks or both. The fund invests in    and FMR Far East,
                                                domestic and foreign issuers.                            sub-investment advisers.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP       N            Y            Achieve capital appreciation. Normally invests           Fidelity Management &
Growth Portfolio                                primarily in common stocks. Invests in companies         Research Company
Service Class 2                                 that it believes have above-average growth potential     (FMR), investment
                                                (stocks of these companies are often called "growth"     manager; FMR U.K.,
                                                stocks). The Fund invests in domestic and                FMR Far East,
                                                foreign issuers.                                         sub-investment advisers.
---------------------------------------------------------------------------------------------------------------------------------


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20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP       Y            Y            High level of current income consistent with the         Fidelity Management &
Investment Grade                                preservation of capital. Normally invests at least 80%   Research Company (FMR),
Bond Portfolio                                  of assets in investment-grade debt securities (those of  investment manager;
Service Class 2                                 medium and high quality) of all types and repurchase     FMR U.K., FMR Far East,
                                                agreements for those securities.                         sub-investment advisers.

---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP       Y            Y            Long-term growth of capital. Normally invests            Fidelity Management &
Mid Cap Portfolio                               primarily in common stocks. Normally invests at least    Research Company (FMR),
Service Class 2                                 80% of assets in securities of companies with medium     investment manager;
                                                market capitalizations. May invest in companies with     FMR U.K., FMR Far East,
                                                smaller or larger market capitalizations. Invests in     sub-investment advisers.
                                                domestic and foreign issuers. The Fund invests in
                                                either "growth" or "value" common stocks or both.

---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP       Y            Y            Long-term growth of capital. Normally invests            Fidelity Management &
Overseas Portfolio                              primarily in common stocks of foreign securities.        Research Company (FMR),
Service Class 2                                 Normally invests at least 80% of assets in               investment manager;
                                                non-U.S. securities.                                     FMR U.K., FMR Far East,
                                                                                                         Fidelity International
                                                                                                         Investment Advisors
                                                                                                         (FIIA) and FIIA U.K.,
                                                                                                         sub-investment advisers.

---------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin       Y            Y            Maximize income while maintaining prospects for          Franklin Advisers, Inc.
Income Securities                               capital appreciation. The Fund normally invests in
Fund - Class 2                                  both equity and debt securities. The Fund seeks
                                                income by investing in corporate, foreign and
                                                U.S. Treasury bonds as well as stocks with dividend
                                                yields the manager believes are attractive.

---------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin       N            Y            Long-term capital appreciation, with preservation of     Franklin Advisory
Rising Dividends                                capital as an important consideration. The Fund          Services, LLC
Securities Fund -                               normally invests at least 80% of its net assets in
Class 2                                         investments of companies that have paid rising
                                                dividends, and normally invests predominantly in
                                                equity securities.

---------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin       N            Y            Long-term capital growth. The Fund normally invests      Franklin Advisers, Inc.
Small-Mid Cap                                   at least 80% of its net assets in investments of small
Growth Securities                               capitalization (small cap) and mid capitalization
Fund - Class 2                                  (mid cap) companies.

---------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual         N            Y            Capital appreciation, with income as a secondary goal.   Franklin Mutual
Shares Securities                               The Fund normally invests primarily in equity            Advisers, LLC
Fund - Class 2                                  securities of companies that the manager believes are
                                                undervalued. The Fund also invests, to a lesser extent
                                                in risk arbitrage securities and distressed companies.

---------------------------------------------------------------------------------------------------------------------------------

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21  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton      Y            Y            High current income consistent with preservation of      Franklin Advisers, Inc.
Global Income                                   capital, with capital appreciation as a secondary
Securities Fund -                               consideration. The Fund normally invests mainly in
Class 2                                         debt securities of governments and their political
                                                subdivisions and agencies, supranational organizations
                                                and companies located anywhere in the world,
                                                including emerging markets.

---------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton      Y            Y            Long-term capital growth. The Fund normally invests      Franklin Advisers,  Inc.
Growth Securities                               primarily in equity securities of companies located
Fund - Class 2                                  anywhere in the world, including those in the U.S. and
                                                in emerging markets.

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs         Y            Y            Long-term capital appreciation. The Fund invests,        Goldman Sachs Asset
VIT Mid Cap                                     under normal circumstances, at least 80% of its net      Management, L.P.
Value Fund -                                    assets plus any borrowings for investment purposes
Institutional Shares                            (measured at time of purchase) ("Net Assets") in a
                                                diversified portfolio of equity investments in mid-cap
                                                issuers with public stock market capitalizations
                                                (based upon shares available for trading on an
                                                unrestricted basis) within the range of the market
                                                capitalization of companies constituting the Russell
                                                Midcap(R) Value Index at the time of investment. If the
                                                market capitalization of a company held by the Fund
                                                moves outside this range, the Fund may, but is not
                                                required to, sell the securities. The capitalization
                                                range of the Russell Midcap(R) Value Index is currently
                                                between $613 million and $18.3 billion. Although
                                                the Fund will invest primarily in publicly traded
                                                U.S. securities, it may invest up to 25% of its
                                                Net Assets in foreign securities, including securities
                                                of issuers in countries with emerging markets or
                                                economies ("emerging countries") and securities
                                                quoted in foreign currencies. The Fund may invest in
                                                the aggregate up to 20% of its Net Assets in
                                                companies with public stock market capitalizations
                                                outside the range of companies constituting the
                                                Russell Midcap(R) Value Index at the time of investment
                                                and in fixed-income securities, such as government,
                                                corporate and bank debt obligations.

---------------------------------------------------------------------------------------------------------------------------------

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22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs         Y            Y            Long-term growth of capital and dividend income. The     Goldman Sachs Asset
VIT Structured                                  Fund invests, under normal circumstances, at least 90%   Management, L.P.
U.S. Equity Fund -                              of its total assets (not including securities lending
Institutional Shares                            collateral and any investment of that collateral)
                                                measured at time of purchase ("Total Assets") in a
                                                diversified portfolio of equity investments in U.S.
                                                issuers, including foreign companies that are traded in
                                                the United States. However, it is currently anticipated
                                                that, under normal circumstances, the Fund will invest
                                                at least 95% of its net assets plus any borrowings for
                                                investment purposes (measured at the time of
                                                purchase) in such equity investments. The Fund's
                                                investments are selected using both a variety of
                                                quantitative techniques and fundamental research in
                                                seeking to maximize the Fund's expected return, while
                                                maintaining risk, style, capitalization and industry
                                                characteristics similar to the S&P 500 Index. The
                                                Fund seeks a broad representation in most major
                                                sectors of the U.S. economy and a portfolio consisting
                                                of companies with average long-term earnings growth
                                                expectations and dividend yields. The Fund is not
                                                required to limit its investments to securities in the
                                                S&P 500 Index. The Fund's investments in
                                                fixed-income securities are limited to securities that
                                                are considered cash equivalents.

---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series     Y           Y            Long-term growth of capital in a manner consistent       Janus Capital
Large Cap Growth                                with the preservation of capital. Invests under normal
Portfolio:                                      circumstances at least 80% of its net assets in
Service Shares                                  common stocks of large-sized companies. Large-sized
                                                companies are those whose market capitalization falls
                                                within the range of companies in the Russell 1000(R)
                                                Index at the time of purchase.

---------------------------------------------------------------------------------------------------------------------------------
Legg Mason            Y            Y            Long-term growth of capital. Under normal                Legg Mason Partners Fund
Partners Variable                               circumstances, the fund invests at least 80% of its net  Advisor, LLC, adviser;
Small Cap Growth                                assets in equity securities of companies with small      ClearBridge Advisors,
Portfolio, Class I                              market capitalizations and related investments.          LLC, subadviser

---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors      N            Y            Capital appreciation. Normally invests at least 80% of   MFS Investment
Growth Stock                                    the fund's net assets in equity securities of companies  Management(R)
Series -                                        MFS believes to have above average earnings growth
Service Class                                   potential compared to other companies (growth
                                                companies).

---------------------------------------------------------------------------------------------------------------------------------
MFS(R) New            N            Y            Capital appreciation. Invests in stocks of companies     MFS Investment
Discovery Series -                              MFS believes to have above average earnings growth       Management(R)
Service Class                                   potential compared to other companies (growth
                                                companies).

---------------------------------------------------------------------------------------------------------------------------------

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23  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total          Y            Y            Total return. Invests primarily in equity and fixed      MFS Investment
Return Series -                                 income securities. MFS invests between 40% and 75%       Management(R)
Service Class                                   of the fund's net assets in equity securities and at
                                                least 25% of the fund's total assets in fixed-income
                                                senior securities.

---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities      Y            Y            Total return Normally invests at least 80% of the        MFS Investment
Series -                                        fund's net assets in securities of issuers in the        Management(R)
Service Class                                   utilities industry.

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer           Y            Y            Capital appreciation. Invests in securities of           Oppenheimer Funds, Inc.
Capital Appreciation                            well-known, established companies.
Fund/VA,
Service Shares

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer           Y            Y            Long-term capital appreciation. Invests mainly in        Oppenheimer Funds, Inc.
Global Securities                               common stocks of U.S. and foreign issuers that are
Fund/VA,                                        "growth-type" companies, cyclical industries and
Service Shares                                  special situations that are considered to have
                                                appreciation possibilities.

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer           Y            Y            Capital appreciation. Invests mainly in common stocks    Oppenheimer Funds, Inc.
Main Street Small                               of small-capitalization U.S. companies that the fund's
Cap Fund/VA,                                    investment manager believes have favorable business
Service Shares                                  trends or prospects.

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer           Y            Y            High level of current income principally derived from    Oppenheimer Funds, Inc.
Strategic Bond                                  interest on debt securities. Invests mainly in three
Fund/VA,                                        market sectors: debt securities of foreign governments
Service Shares                                  and companies, U.S. government securities and
                                                lower-rated high yield securities of U.S. and foreign
                                                companies.

---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All         Y            Y            Maximum real return consistent with preservation of      Pacific Investment
Asset Portfolio,                                real capital and prudent investment management period.   Management
Advisor Share Class                             The Portfolio seeks to achieve its investment objective  Company LLC by investing under normal circumstances substantially
                                                all of its assets in Institutional Class shares of the
                                                PIMCO Funds, an affiliated open-end investment
                                                company, except the All Asset and All Asset All
                                                Authority Funds ("Underlying Funds"). Though it is
                                                anticipated that the Portfolio will not currently invest
                                                in the European StockPLUS(R) TR Strategy, Far East
                                                (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                                                StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-
                                                Backed and StocksPLUS(R) TR Short Strategy Funds,
                                                the Portfolio may invest in these Funds in the future,
                                                without shareholder approval, at the discretion of the
                                                Portfolio's asset allocation sub-adviser.

---------------------------------------------------------------------------------------------------------------------------------

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24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT             N            Y            Capital appreciation. The fund pursues its goal by       Putnam Investment
Health Sciences                                 investing mainly in common stocks of companies           Management, LLC
Fund -                                          in the health sciences industries, with a focus on
Class IB Shares                                 growth stocks. Under normal circumstances, the fund
                                                invests at least 80% of its net assets in securities
                                                of (a) companies that derive at least 50% of their
                                                assets, revenues or profits from the pharmaceutical,
                                                health care services, applied research and development
                                                and medical equipment and supplies industries, or
                                                (b) companies Putnam Management thinks have the
                                                potential for growth as a result of their particular
                                                products, technology, patents or other market
                                                advantages in the health sciences industries.

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT             N            Y            Capital appreciation. The fund pursues its goal by       Putnam Investment
International                                   investing mainly in common stocks of companies           Management, LLC
Equity Fund -                                   outside the United States that Putnam Management
Class IB Shares                                 believes have favorable investment potential. Under
                                                normal circumstances, the fund invests at least 80% of
                                                its net assets in equity investments.

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT             N            Y            Capital appreciation. The fund pursues its goal by       Putnam Investment
Small Cap Value                                 investing mainly in common stocks of U.S. companies,     Management, LLC
Fund -                                          with a focus on value stocks. Under normal
Class IB Shares                                 circumstances, the fund invests at least 80% of its
                                                net assets in small companies of a size similar to
                                                those in the Russell 2000 Value Index.

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT             N            Y            Capital appreciation. The fund pursues its goal by       Putnam Investment
Vista Fund -                                    investing mainly in common stocks of U.S. companies,     Management, LLC
Class IB Shares                                 with a focus on growth stocks.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Maximum current income consistent with liquidity and     RiverSource
Variable Portfolio -                            stability of principal. Invests primarily in money       Investments, LLC
Cash Management                                 market instruments, such as marketable debt obligations
Fund                                            issued by corporations or the U.S. government or its
                                                agencies, bank certificates of deposit, bankers'
                                                acceptances, letters of credit and commercial paper,
                                                including asset-backed commercial paper.

---------------------------------------------------------------------------------------------------------------------------------

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25  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            High level of current income while attempting to         RiverSource
Variable Portfolio -                            conserve the value of the investment for the longest     Investments, LLC
Diversified Bond                                period of time. Under normal market conditions, the
Fund                                            Fund invests at least 80% of its net assets in bonds
                                                and other debt securities. At least 50% of the Fund's
                                                net assets will be invested in securities like those
                                                included in the Lehman Brothers Aggregate Bond Index
                                                (Index), which are investment grade and denominated
                                                in U.S. dollars. The Index includes securities issued
                                                by the U.S. government, corporate bonds and
                                                mortgage- and asset-backed securities. Although the
                                                Fund emphasizes high- and medium-quality debt
                                                securities, it will assume some credit risk to achieve
                                                higher yield and/or capital appreciation by buying
                                                lower-quality (junk) bonds.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            High level of current income and, as a secondary goal,   RiverSource
Variable Portfolio -                            steady growth of capital. Under normal market            Investments, LLC
Diversified Equity                              conditions, the Fund invests at least 80% of its net
Income Fund                                     assets in dividend-paying common and preferred
                                                stocks. The Fund may invest up to 25% of its total
                                                assets in foreign investments.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term capital growth. The Fund's assets are          RiverSource
Variable Portfolio -                            primarily invested in equity securities of emerging      Investments, LLC, adviser;
Emerging Markets                                market companies. Under normal market conditions,        Threadneedle International
Fund                                            at least 80% of the Fund's net assets will be invested   Limited, an indirect
                                                in securities of companies that are located in emerging  wholly-owned subsidiary
                                                market countries, or that earn 50% or more of their      of Ameriprise Financial,
                                                total revenues from goods and services produced in       subadviser.
                                                emerging market countries or from sales made in
                                                emerging market countries.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term capital growth. The Fund's assets are          RiverSource
Variable Portfolio -                            primarily invested in equity securities of               Investments, LLC
Fundamental Value                               U.S. companies. Under normal market conditions,
Fund                                            the Fund's net assets will be invested primarily in
                                                companies with market capitalizations of at least
                                                $5 billion at the time of the Fund's investment.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Total return that exceeds the rate of inflation over     RiverSource
Variable Portfolio -                            the long-term. Non-diversified mutual fund that, under   Investments, LLC
Global Inflation                                normal market conditions, invests at least 80% of its
Protected Securities                            net assets in inflation-protected debt securities. These
Fund                                            securities include inflation-indexed bonds of varying
                                                maturities issued by U.S. and foreign governments,
                                                their agencies or instrumentalities, and corporations.

---------------------------------------------------------------------------------------------------------------------------------

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26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term capital growth. Invests primarily in           RiverSource
Variable Portfolio -                            common stocks and securities convertible into            Investments, LLC
Growth Fund                                     common stocks that appear to offer growth
                                                opportunities. These growth opportunities could result
                                                from new management, market developments or
                                                technological superiority. The Fund may invest up to
                                                25% of its total assets in foreign investments.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            High current income, with capital growth as a            RiverSource
Variable Portfolio -                            secondary objective. Under normal market conditions,     Investments, LLC
High Yield Bond                                 the Fund invests at least 80% of its net assets in
Fund                                            high-yielding, high-risk corporate bonds (junk bonds)
                                                issued by U.S. and foreign companies and
                                                governments.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            High total return through current income and capital     RiverSource
Variable Portfolio -                            appreciation. Under normal market conditions, invests    Investments, LLC
Income                                          primarily in income-producing debt securities with
Opportunities Fund                              an emphasis on the higher rated segment of the
                                                high-yield (junk bond) market. The Fund will
                                                purchase only securities rated B or above, or unrated
                                                securities believed to be of the same quality. If a
                                                security falls below a B rating, the Fund may continue
                                                to hold the security.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Capital appreciation. Invests primarily in equity        RiverSource
Variable Portfolio -                            securities of foreign issuers that are believed to       Investments, LLC,
International                                   offer strong growth potential. The Fund may invest       adviser; Threadneedle
Opportunity Fund                                in developed and in emerging markets.                    International Limited,
                                                                                                         an indirect wholly-owned
                                                                                                         subsidiary of Ameriprise
                                                                                                         Financial, subadviser.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Capital appreciation. Under normal market conditions,    RiverSource
Variable Portfolio -                            the Fund invests at least 80% of its net assets in       Investments, LLC
Large Cap Equity                                equity securities of companies with market
Fund                                            capitalization greater than $5 billion at the time of
                                                purchase.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           N            Y            Long-term growth of capital. Under normal market         RiverSource
Variable Portfolio -                            conditions, the Fund invests at least 80% of its net     Investments, LLC
Large Cap Value                                 assets in equity securities of companies with a market
Fund                                            capitalization greater than $5 billion. The Fund may
                                                also invest in income-producing equity securities and
                                                preferred stocks.

---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
27  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RiverSource           N            Y            Growth of capital. Under normal market conditions,       RiverSource
Variable Portfolio -                            the Fund invests at least 80% of its net assets at       Investments, LLC
Mid Cap Growth                                  the time of purchase in equity securities of
Fund                                            mid capitalization companies. The investment
                                                manager defines mid-cap companies as those whose
                                                market capitalization (number of shares outstanding
                                                multiplied by the share price) falls within the range
                                                of the Russell Midcap(R) Growth Index.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term growth of capital. Under normal                RiverSource
Variable Portfolio -                            circumstances, the Fund invests at least 80% of its      Investments, LLC
Mid Cap Value                                   net assets (including the amount of any borrowings
Fund                                            for investment purposes) in equity securities of
                                                medium-sized companies. Medium-sized companies
                                                are those whose market capitalizations at the time of
                                                purchase fall within the range of the Russell Midcap(R)
                                                Value Index.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term capital appreciation. The Fund seeks to        RiverSource
Variable Portfolio -                            provide investment results that correspond to the total  Investments, LLC
S&P 500 Index                                   return (the combination of appreciation and income)
Fund                                            of large-capitalization stocks of U.S. companies.
                                                The Fund invests in common stocks included in the
                                                Standard & Poor's 500 Composite Stock Price Index
                                                (S&P 500). The S&P 500 is made up primarily of
                                                large-capitalization companies that represent a broad
                                                spectrum of the U.S. economy.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term growth of capital. Invests primarily in        RiverSource
Variable Portfolio -                            equity securities of mid cap companies as well as        Investments, LLC,
Select Value Fund                               companies with larger and smaller market                 adviser; Systematic
                                                capitalizations. The Fund considers mid-cap              Financial Management,
                                                companies to be either those with a market               L.P. and WEDGE Capital
                                                capitalization of up to $10 billion or those whose       Management L.L.P.,
                                                market capitalization falls within range of the          subadvisers
                                                Russell 3000(R) Value Index.

---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            High level of current income and safety of principal     RiverSource
Variable Portfolio -                            consistent with investment in U.S. government and        Investments, LLC
Short Duration U.S.                             government agency securities. Under normal market
Government Fund                                 conditions, at least 80% of the Fund's net assets are
                                                invested in securities issued or guaranteed as to
                                                principal and interest by the U.S. government, its
                                                agencies or instrumentalities.

---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
28  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO
INVESTING IN          MAY 1, 2007  MAY 1, 2007  INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RiverSource           Y            Y            Long-term capital appreciation. Under normal market      RiverSource Investments,
Variable Portfolio -                            conditions, at least 80% of the Fund's net assets will   LLC, adviser;
Small Cap Value                                 be invested in small cap companies with market           River Road Asset
Fund                                            capitalization, at the time of investment, of up to      Management, LLC,
                                                $2.5 billion or that fall within the range of the        Donald Smith & Co.,
                                                Russell 2000(R) Value Index.                             Inc., Franklin Portfolio
                                                                                                         Associates LLC and
                                                                                                         Barrow, Hanley,
                                                                                                         Mewhinney & Strauss,
                                                                                                         Inc., subadvisers.

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen            Y            Y            Capital growth and income through investments in         Van Kampen Asset
Life Investment                                 equity securities, including common stocks, preferred    Management
Trust Comstock                                  stocks and securities convertible into common and
Portfolio,                                      preferred stocks. The Portfolio emphasizes value style
Class II Shares                                 of investing seeking well-established, undervalued
                                                companies believed by the Portfolio's investment
                                                adviser to possess the potential for capital growth
                                                and income.

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen            Y            Y            Current income and capital appreciation. Invests         Morgan Stanley Investment
UIF Global                                      primarily in equity securities of companies in the       Management Inc., doing
Real Estate                                     real estate industry located throughout the world,       business as Van Kampen,
Portfolio,                                      including real estate operating companies, real estate   adviser; Morgan Stanley
Class II Shares                                 investment trusts and foreign real estate companies.     Investment Management
                                                                                                         Limited and Morgan
                                                                                                         Stanley Investment
                                                                                                         Management Company,
                                                                                                         sub-advisers

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen            Y            Y            Long-term capital growth. Invests primarily in           Morgan Stanley Investment
UIF Mid Cap                                     growth-oriented equity securities of U.S. mid cap        Management Inc., doing
Growth Portfolio,                               companies and foreign companies, including               business as Van Kampen.
Class II Shares                                 emerging market securities.

---------------------------------------------------------------------------------------------------------------------------------
Van Kampen            N            Y            Above-average current income and long-term capital       Morgan Stanley Investment
UIF U.S. Real                                   appreciation. Non-diversified Portfolio that invests     Management Inc., doing
Estate Portfolio,                               primarily in equity securities of companies in the       business as Van Kampen.
Class II Shares                                 U.S. real estate industry, including real estate
                                                investment trusts.

---------------------------------------------------------------------------------------------------------------------------------
Wanger                Y            Y            Long-term growth of capital. Invests primarily in        Columbia Wanger Asset
International                                   stocks of companies based outside the U.S. with          Management, L.P.
Small Cap                                       market capitalizations of less than $5 billion at time
                                                of initial purchase.

---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S.           Y            Y            Long-term growth of capital. Invests primarily in        Columbia Wanger Asset
Smaller Companies                               stocks of small- and medium-size U.S. companies          Management, L.P.
                                                with market capitalizations of less than $5 billion at
                                                time of initial purchase.

---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
29  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available in some states.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or withdraw out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or withdraw the contract value (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state.

We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the SecureSource rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.

-----------------------------------------------------------------------------
30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The 30-day rule does not apply and no MVA will apply to:

o transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;

o automatic rebalancing under any Portfolio Navigator model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new Portfolio Navigator model portfolio;

o amounts applied to an annuity payout plan while a Portfolio Navigator model portfolio containing one or more GPAs is in effect;

o reallocation of your contract value according to an updated Portfolio Navigator model portfolio;

o  amounts withdrawn for fees and charges; or

o  amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

      IF YOUR GPA RATE IS:                    THE MVA IS:
Less than the new GPA rate + 0.10%              Negative

Equal to the new GPA rate + 0.10%               Zero

Greater than the new GPA rate + 0.10%           Positive

For examples, see Appendix A.

THE FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT

You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the

-----------------------------------------------------------------------------
31  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

o  for the DCA fixed account and the one-year fixed account;

o  for the DCA fixed accounts with terms of differing length;

o for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

o for amounts in the DCA fixed account you instruct us to transfer to the GPAs;

o for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

o  the DCA fixed account for a six month term;

o  the DCA fixed account for a twelve month term;

o  the Portfolio Navigator model portfolio in effect;

o if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

o to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

o  to the Portfolio Navigator model portfolio then in effect;

o if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

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32  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our administrative office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

o GPAs, the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments;

o  a beneficiary;

o  the optional Portfolio Navigator asset allocation program(1); and

o  one of the following Death Benefits:

   -- ROP Death Benefit

   -- MAV Death Benefit(2)

   -- 5% Accumulation Death Benefit(2)

   -- Enhanced Death Benefit(2)

In addition, you may also select (if available in your state):

EITHER OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

o  Accumulation Protector Benefit(SM) rider

o  SecureSource(SM) rider(3)

EITHER OF THE FOLLOWING OPTIONAL DEATH BENEFITS:

o  Benefit Protector(SM) Death Benefit rider(4)

o  Benefit Protector(SM) Plus Death Benefit rider(4)

(1) There is no additional charge for this feature.

(2) The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus Death Benefit riders.

(3) In states where the SecureSource(SM) rider is not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix J. In states where the SecureSource(SM) and the Guarantor Withdrawal Benefit for Life(SM) riders are not available, you may select the Guarantor(SM) Withdrawal Benefit rider; see disclosure in Appendix K.

(4) Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account, in even 1% increments subject to the $1,000 minimum required investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment to the GPAs, the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our administrative office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to the accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

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33  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time. In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

o  no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distribution in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts purchased on or after May 1, 2006, in most states. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM INITIAL PURCHASE PAYMENT

  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $50 for SIPs.
  $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*

  $1,000,000

* This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) or the Guarantor(SM) Withdrawal Benefit. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.

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34  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers,withdrawals or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee you select:

                                                                  MORTALITY AND
                                                                 EXPENSE RISK FEE
ROP Death Benefit                                                     1.30%
MAV Death Benefit                                                     1.50
5% Accumulation Death Benefit                                         1.65
Enhanced Death Benefit                                                1.70

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

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35  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years (see "Expense Summary").

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

o  10% of the contract value on the prior contract anniversary(1); or

o  current contract earnings.

CONTRACTS WITH SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The TFA is the greatest of:

o  10% of the contract value on the prior contract anniversary(1);

o  current contract earnings; or

o the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.

CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

o  10% of the contract value on the prior contract anniversary(1);

o  current contract earnings; or

o  the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY.") For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

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36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. A partial withdrawal that includes contract value taken from the Guarantee Period Accounts may also be subject to a Market Value Adjustment (see "Guarantee Period Accounts -- Market Value Adjustment"). We pay you the amount you request.

For an example, see Appendix B.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o  withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the SecureSource(SM) rider or Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

o contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

o withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o  amounts we refund to you during the free look period; and

o  death benefits.

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC
PERIOD: Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

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37  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE

We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge.

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

SECURESOURCE(SM) RIDER FEE

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

o  SecureSource(SM) - Single Life rider, 0.65%;

o  SecureSource(SM) - Joint Life rider, 0.85%.

We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) - Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource(SM) - Joint Life rider charge will not exceed a maximum charge of 1.75%.

We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

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38  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED(1)

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit for Life(SM) rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor Withdrawal Benefit for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life(SM) rider charge will not change until the end of the waiting period, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective annual step up or elect to change your Portfolio Navigator model portfolio;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX K) UNLESS OTHERWISE NOTED.

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor(SM) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.
(R)
(1) In states where both the SecureSource riders and the Guarantor Withdrawal Benefit for Life(SM) riders are not available, you may select the Guarantor(SM) Withdrawal Benefit rider (Rider A only); see disclosure in Appendix K. In states where the SecureSource(SM) riders are not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix J.
(/R)
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39  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up or elect to change your Portfolio Navigator model portfolio;

(b) you choose the spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                         MAXIMUM        CURRENT
Income Assurer Benefit(SM) - MAV                          1.50%         0.30%(1)

Income Assurer Benefit(SM) - 5% Accumulation Benefit
 Base                                                     1.75          0.60(1)

Income Assurer Benefit(SM) - Greater of MAV or 5%
 Accumulation Benefit Base                                2.00          0.65(1)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(SM) - MAV -- 0.55%,
    Income Assurer Benefit(SM) - 5% Accumulation Benefit Base -- 0.70%; and
    Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
    Base -- 0.75%.

We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) rider charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

OPTIONAL DEATH BENEFITS -- CURRENTLY OFFERED

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

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40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAs

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

o the sum of your purchase payments and transfer amounts allocated to the GPAs;

o  plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o  minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;

   -  SecureSource(SM) rider;

   -  Guarantor Withdrawal Benefit for Life(SM) rider;

   -  Guarantor(SM) Withdrawal Benefit rider;

   -  Income Assurer Benefit(SM) rider;

   -  Benefit Protector(SM) rider; or

   -  Benefit Protector(SM) Plus rider.

THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED
ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

o the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

o  plus interest credited;

o minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

o  minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;

   -  SecureSource(SM) rider;

   -  Guarantor Withdrawal Benefit for Life(SM) rider;

   -  Guarantor(SM) Withdrawal Benefit rider;

   -  Income Assurer Benefit(SM) rider;

   -  Benefit Protector(SM) rider; or

   -  Benefit Protector(SM) Plus rider.

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41  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial withdrawals;

o  withdrawal charges;

and the deduction of a prorated portion of:

o  the contract administrative charge; and

o  the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;

   -  SecureSource(SM) rider;

   -  Guarantor Withdrawal Benefit for Life(SM) rider;

   -  Guarantor(SM) Withdrawal Benefit rider;

   -  Income Assurer Benefit(SM) rider;

   -  Benefit Protector(SM) rider; or

   -  Benefit Protector(SM) Plus rider.

Accumulation unit values will fluctuate due to:

o  changes in fund net asset value;

o  fund dividends distributed to the subaccounts;

o  fund capital gains or losses;

o  fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.

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42  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                         NUMBER
By investing an equal number                        AMOUNT          ACCUMULATION        OF UNITS
of dollars each month .....         MONTH          INVESTED          UNIT VALUE        PURCHASED
                                     Jan             $100              $20               5.00

                                     Feb              100               18               5.56

you automatically buy                Mar              100               17               5.88
more units when the
per unit market price is low - >     Apr              100               15               6.67

                                     May              100               16               6.25

                                     Jun              100               18               5.56

                                     Jul              100               17               5.88

and fewer units                      Aug              100               19               5.26
when the per unit
market price is high - >             Sept             100               21               4.76

                                     Oct              100               20               5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

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43  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described in Appendix I for owners of all contracts purchased on or after May 1, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after May 1, 2006. The PN program is available for nonqualified annuities and for qualified annuities.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include certain GPAs and/or the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract purchased on or after May 1, 2006 includes an optional Accumulation Protector Benefit(SM) rider, SecureSource(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing

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44  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, any GPAs and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

o no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

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45  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit(SM) rider, SecureSource(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource(SM) rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

o limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

o  cancel required participation in the program after 30 days written notice;

o substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

o discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

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46  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER,
SECURESOURCE(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER

If you purchase the optional Accumulation Protector Benefit(SM) rider, the optional SecureSource(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of each rider.

o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

o  SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER:
   In those states where the SecureSource(SM) rider is not available, you may purchase the Guarantor Withdrawal Benefit for Life(SM) rider if available in your state; see disclosure in Appendix J. The SecureSource(SM) rider and the Guarantor Withdrawal Benefit for Life(SM) rider require that your contract value be invested in one of the model portfolios for the life of the rider. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select. Because you cannot terminate the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE(SM) RIDER OR THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: In those states where the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider is not available, you may purchase the Guarantor(SM) Withdrawal Benefit rider; see disclosure in Appendix K. Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Protector Benefit(SM) rider, the optional SecureSource(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider with your contract, you may elect to participate in the PN program.

You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. The PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.

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47  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account. You may not transfer value to the DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment
   (MVA)").

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

o Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your GPAs and the DCA fixed account.

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48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

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49  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

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50  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your subaccounts, one-year fixed account or GPAs.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up automated transfers except in connection with a DCA Fixed Account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

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51 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan
E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1)After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

(1) If you elected a SecureSource(SM) rider, you do not have the option to request from which account to withdraw.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

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52 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you severed employment with the employer who purchased the contract;
        or
     -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM) and/or Benefit Protector(SM) Plus, the riders will terminate upon transfer of ownership of the annuity contract. The SecureSource(SM) - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit(SM), the SecureSource(SM) - Single Life, the Guarantor Withdrawal Benefit for Life(SM) and the Guarantor(SM) Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

o    ROP Death Benefit;

o    MAV Death Benefit;

o    5% Accumulation Death Benefit; or

o    Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

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53 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

     ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS) = (PW x DB)/CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          DB = the death benefit on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or
(b)  total payments made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% VARIABLE ACCOUNT FLOOR: is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

o the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

o plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

o minus adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent amounts allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

     5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS = (PWT x VAF)/SV

          PWT= the amount transferred from the subaccounts or the DCA fixed account or the amount of the partial withdrawal (including any applicable withdrawal charge or MVA) from the subaccounts or the DCA fixed account.

          VAF= variable account floor on the date of (but prior to) the transfer or partial withdrawal.

          SV= value of the subaccounts and the DCA fixed account on the date of (but prior to) the transfer of partial withdrawal.

The amount of purchase payment and purchase payment credits (if applicable) withdrawn from or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits (if applicable) in the account or subaccount on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount transferred or withdrawn from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current withdrawal or transfer.

For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been withdrawn or transferred out of the subaccounts or DCA fixed account.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(SM) 5% variable account floor.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

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54 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or

3.   the MAV on the date of death.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or

3.   the 5% variable account floor.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these four values:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals;

3.   the MAV on the date of death; or

4.   the 5% variable account floor.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector(SM) Plus riders, if selected, will terminate. The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(SM), SecureSource(SM) - Single Life, Guarantor Withdrawal Benefit for Life(SM) or Guarantor(SM) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

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55 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and the Benefit Protector(SM) Plus riders, if selected, will terminate. The SecureSource(SM) - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(SM), SecureSource(SM) - Single Life, Guarantor Withdrawal Benefit for Life(SM) or Guarantor(SM) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits.")

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

ON THE BENEFIT DATE, IF:                                THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
The Minimum Contract Accumulation Value (defined        The contract value is increased on the benefit date to equal the
below) as determined under the Accumulation Protector   Minimum Contract Accumulation Value as determined under the
Benefit(SM) rider is greater than your contract value,  Accumulation Protector Benefit(SM) rider on the benefit date.

The contract value is equal to or greater than the      Zero; in this case, the Accumulation Protector Benefit(SM) rider
Minimum Contract Accumulation Value as determined       ends without value and no benefit is payable.
under the Accumulation Protector Benefit(SM) rider,

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.

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56 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state, you may elect the Accumulation Protector Benefit(SM) rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit(SM) rider may not be purchased with the optional SecureSource(SM), Guarantor Withdrawal Benefit for Life(SM) or the Guarantor(SM) Withdrawal Benefit riders or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.

You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:

o you must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider;

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

o if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those you take to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider may be restarted if you elect to change model portfolio to one that causes the Accumulation Protector Benefit(SM) rider charge to increase (see "Charges").

Be sure to discuss with your investment professional whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your asset allocation model after we have exercised our rights to increase the rider charge for new contract owners, or if you change your asset allocation model after we have exercised our rights to charge a separate charge for each model.

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57 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.   80% of the contract value on the contract anniversary; or

2.   the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract owners. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

     The rider will terminate before the benefit date without paying a benefit on the date:

     o    you take a full withdrawal; or

     o    annuitization begins; or

     o    the contract terminates as a result of the death benefit being paid.

     The rider will terminate on the benefit date.

For an example, see Appendix D.

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58 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

SECURESOURCE(SM) RIDERS

There are two optional SecureSource(SM) riders available under your contract:

o    SecureSource(SM) - Single Life; or

o    SecureSource(SM) - Joint Life.

The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.

The SecureSource(SM) - Single Life rider covers one person. The SecureSource(SM) - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if(1):

o    you purchase your contract on or after May 1, 2007;

o    the rider is available in your state(2); and

o SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

o JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

(1) The SecureSource(SM) rider is not available under an inherited qualified annuity.

(2) In states where the SecureSource(SM) riders have not yet been approved for sale, you may purchase the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix J. In states where both the SecureSource(SM) riders and the Guarantor Withdrawal Benefit for Life(SM) rider are not yet approved for sale, you may purchase the Guarantor(SM) Withdrawal Benefit rider; see disclosure in Appendix K.

The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

o SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

o JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses"and "At Death"headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract --Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment
     (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount
     (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

o SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

o    JOINT LIFE: death of the last surviving covered spouse (see "At
     Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination "heading below).

     Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "SINGLE LIFE ONLY: Covered Person", "JOINT LIFE ONLY: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

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59 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

o SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)"heading below);

o JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

o Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

o SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

o JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

     (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero"heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

          (i) THERE ARE MULTIPLE CONTRACT OWNERS -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

          (ii) THE OWNER AND THE ANNUITANT ARE NOT THE SAME PERSONS -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

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60 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

          JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

     (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

     (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

          (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

          (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

     (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

o USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

     You can allocate your contract value to any available model portfolio during the following times:(1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

     Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

     After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

     (a) the total GBA will be reset to the lesser of its current value or the contract value; and

     (b) the total RBA will be reset to the lesser of its current value or the contract value; and

     (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

     (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

     (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

     (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.

     You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) - Single Life rider or the SecureSource(SM) - Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Protector Benefit rider.

o NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "JOINT LIFE ONLY: Covered Spouses" below).

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61 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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o    JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND
     BENEFICIARIES: Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. The annuitant must also be an owner. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.

     If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

o LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o    AT CONTRACT ISSUE -- the GBA is equal to the initial purchase payment.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the GBA that is associated with that RBA will also be set to zero.

o WHEN YOU MAKE A WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

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62 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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o    WHEN YOU MAKE A WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a) LESS THAN OR EQUAL TO THE TOTAL RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

     (b) IS GREATER THAN THE TOTAL RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o    AT CONTRACT ISSUE -- the RBA is equal to the initial purchase payment.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN YOU MAKE A WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

o    WHEN YOU MAKE A WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a) LESS THAN OR EQUAL TO THE TOTAL RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

     (b) IS GREATER THAN THE TOTAL RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period"heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

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63 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o    AT CONTRACT ISSUE -- the GBP is established as 7% of the GBA value.

o AT EACH CONTRACT ANNIVERSARY -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the GBP associated with that RBA will also be reset to zero.

o WHEN YOU MAKE A WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

o    WHEN YOU MAKE A WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a)  LESS THAN OR EQUAL TO THE TOTAL RBP -- the GBP remains unchanged.

     (b) IS GREATER THAN THE TOTAL RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o AT THE BEGINNING OF EACH CONTRACT YEAR DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWAL -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

o AT THE BEGINNING OF ANY OTHER CONTRACT YEAR -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own RBP equal to that payment's GBP.

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o AT SPOUSAL CONTINUATION -- (see "Spousal Option to Continue the Contract" heading below).

o WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the RBP associated with that RBA will also be reset to zero.

o WHEN YOU MAKE ANY WITHDRAWAL -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

o SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

o JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

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64 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

o    SINGLE LIFE: death; or

o    JOINT LIFE: death of the last surviving covered spouse; or

o    the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

O SINGLE LIFE: THE LATER OF THE CONTRACT EFFECTIVE DATE OR THE CONTRACT ANNIVERSARY DATE FOLLOWING THE DATE THE COVERED PERSON REACHES AGE 65 -- the ALP is established as 6% of the total RBA.

O JOINT LIFE: THE ALP IS ESTABLISHED AS 6% OF THE TOTAL RBA ON THE EARLIEST OF THE FOLLOWING DATES:

     (A) THE RIDER EFFECTIVE DATE IF THE YOUNGER COVERED SPOUSE HAS ALREADY REACHED AGE 65.

     (B) THE RIDER ANNIVERSARY FOLLOWING THE DATE THE YOUNGER COVERED SPOUSE REACHES AGE 65.

     (C)  UPON THE FIRST DEATH OF A COVERED SPOUSE, THEN

          (1) THE DATE WE RECEIVE WRITTEN REQUEST WHEN THE DEATH BENEFIT IS NOT PAYABLE AND THE SURVIVING COVERED SPOUSE HAS ALREADY REACHED AGE 65; OR

          (2)  THE DATE SPOUSAL CONTINUATION IS EFFECTIVE WHEN THE
               DEATH BENEFIT IS PAYABLE AND THE SURVIVING COVERED SPOUSE HAS ALREADY REACHED AGE 65; OR

          (3) THE RIDER ANNIVERSARY FOLLOWING THE DATE THE SURVIVING COVERED SPOUSE REACHES AGE 65.

     (D)  FOLLOWING DISSOLUTION OF MARRIAGE OF THE COVERED SPOUSES,

          (1) THE DATE WE RECEIVE WRITTEN REQUEST IF THE COVERED SPOUSE WHO IS THE OWNER (OR ANNUITANT IN THE CASE OF NONNATURAL OWNERSHIP) HAS ALREADY REACHED AGE 65; OR

          (2) THE RIDER ANNIVERSARY FOLLOWING THE DATE THE COVERED SPOUSE WHO IS THE OWNER (OR ANNUITANT IN THE CASE OF NONNATURAL OWNERSHIP) REACHES AGE 65.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

o AT STEP UPS -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o SINGLE LIFE: AT SPOUSAL CONTINUATION OR CONTRACT OWNERSHIP CHANGE -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

o WHEN YOU MAKE A WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

o    When you make a withdrawal at any time and the amount withdrawn is:

     (a)  LESS THAN OR EQUAL TO THE RALP -- the ALP remains unchanged.

     (b) IS GREATER THAN THE RALP -- ALP excess withdrawal processing will be applied to the ALP.

          If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

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65 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o    THE RALP IS ESTABLISHED AT THE SAME TIME AS THE ALP, AND:

     (a) DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWALS -- the RALP is established equal to 6% of purchase payments.

     (b) AT ANY OTHER TIME -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

o AT THE BEGINNING OF EACH CONTRACT YEAR DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWALS -- the RALP is set equal to the total purchase payments, multiplied by 6%.

o    AT THE BEGINNING OF ANY OTHER CONTRACT YEAR -- the RALP is set equal to
     ALP.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.

o AT STEP UPS -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN YOU MAKE ANY WITHDRAWAL -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

o    The RMD is for your contract alone;

o The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

o The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

o    The annual step up is effective on the step up date.

o    Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

o On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP do not step up.

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66 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o    The total RBP will be reset as follows:

     (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

     (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o    The RALP will be reset as follows:

     (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

     (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o    The GBA, RBA and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o IF THE ALP HAS NOT YET BEEN ESTABLISHED AND THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE DATE OF CONTINUATION --the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o IF THE ALP HAS NOT YET BEEN ESTABLISHED BUT THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE DATE OF CONTINUATION -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

o IF THE ALP HAS BEEN ESTABLISHED BUT THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE DATE OF CONTINUATION -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

o IF THE ALP HAS BEEN ESTABLISHED AND THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE DATE OF CONTINUATION -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM)
- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

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67 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, Guarantee Period Accounts (where available), the One-Year Fixed Account (if applicable) and the DCA Fixed Account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

     (a)  receive the remaining schedule of GBPs until the RBA equals zero; or

     (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

     (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

     (a)  the remaining schedule of GBPs until the RBA equals zero; or

     (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

     (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

o    SINGLE LIFE: covered person;

o    JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

o    We will no longer accept additional purchase payments;

o    You will no longer be charged for the rider;

o    Any attached death benefit riders will terminate; and

o SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

o JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

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68 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of:

1) the death of the last surviving spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o IF THE ALP HAS NOT YET BEEN ESTABLISHED AND THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%.
     If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

o IF THE ALP HAS NOT YET BEEN ESTABLISHED BUT THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o IF THE ALP HAS BEEN ESTABLISHED BUT THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

o IF THE ALP HAS BEEN ESTABLISHED AND THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

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69 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

     (a)  any one other than your spouse continues the contract, or

     (b) your spouse does not use the spousal continuation provision of the contract to the continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

     (a)  any one other than a covered spouse continues the contract, or

     (b) a covered spouse does not use the spousal continuation provision of the contract to the continue the contract.

3.   Annuity payouts under an annuity payout plan will terminate the rider.

4.   Termination of the contract for any reason will terminate the rider.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED

If you bought a contract before May 1, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.


IF YOU PURCHASED                  AND YOU SELECTED ONE OF THE                    DISCLOSURE FOR THIS BENEFIT MAY BE
A CONTRACT(1)...                  FOLLOWING OPTIONAL LIVING BENEFITS...          FOUND IN THE FOLLOWING APPENDIX:
Before April 29, 2005             Guarantor(SM) Withdrawal Benefit ("Rider B")   Appendix K

April 29, 2005 - April 30, 2006   Guarantor(SM) Withdrawal Benefit ("Rider A")   Appendix K

May 1, 2006 - April 30, 2007      Guarantor Withdrawal Benefit for Life(SM)      Appendix J

Before May 1, 2007                Income Assurer Benefit                         Appendix L

(1) These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.

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70 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL DEATH BENEFITS -- CURRENTLY OFFERED

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. You must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector(SM) Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit, plus:

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: For purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR(SM)

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date they elect to continue the contract.

For an example, see Appendix G.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)

The Benefit Protector(SM) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to your contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector(SM), the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(SM) Plus is appropriate for your situation.

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71 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the benefits payable under the Benefit Protector(SM) described above, plus:

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                 PERCENTAGE IF YOU AND THE ANNUITANT ARE     PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR    UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                        0%                                           0%
Three and Four                    10%                                        3.75%
Five or more                      20%                                         7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

o    the applicable death benefit, plus:

                 IF YOU AND THE ANNUITANT ARE UNDER            IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One              Zero                                          Zero
Two              40% x earnings at death (see above)           15% x earnings at death
Three and Four   40% x (earnings at death + 25% of             15% x (earnings at death + 25% of
                   initial purchase payment*)                    initial purchase payment*)
Five or more     40% x (earnings at death + 50% of             15% x (earnings at death + 50% of
                   initial purchase payment*)                    initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector(SM) Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

For an example, see Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract --Transfer policies").

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72 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM) rider.

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(SM) rider: you may select life annuity with ten or 20 years certain):We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(SM) rider):We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D

     - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

     - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(SM) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception:If you have an Income Assurer Benefit(SM) rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.30% and 7.80% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").

o GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the

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73 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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     time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource(SM) Riders", "Appendix J: Guarantor Withdrawal Benefit for Life Rider" or "Appendix K: Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than the life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, one-year fixed account, the DCA fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period --Annuity Payout Plans.")

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, including withdrawals under the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

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74 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or in the event of non-natural ownership, the death of the annuitant;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o    if it is allocable to an investment before Aug. 14, 1982; or

o if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

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75 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under the SecureSource(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a RMD as defined under the Code;

o   the payout is made on account of an eligible hardship; or

o   the payout is a corrective distribution.

In the above situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o   because of your death,

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

o   to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

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76 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, 5%
ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), SECURESOURCE(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM) , BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any other withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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77 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.00% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

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78 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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o    In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

     o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

     o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

     o  providing service to contract owners; and,

     o funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

o revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

o revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including withdrawal charges; and,

o fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

o The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

o To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

-----------------------------------------------------------------------------
79 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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80 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDICES

TABLE OF CONTENTS AND CROSS-REFERENCE TABLE

APPENDIX NAME                                                           PAGE #

Appendix A: Example -- Market Value Adjustment (MVA)                    p.  82

Appendix B: Example -- Withdrawal Charges                               p.  84

Appendix C: Example -- Death Benefits                                   p.  87

Appendix D: Example -- Accumulation Protector Benefit(SM) Rider         p.  90

Appendix E: Example -- SecureSourceSMRiders                             p.  92

Appendix F: SecureSource(SM) Riders -- Additional RMD Disclosure        p.  96

Appendix G: Example -- Benefit Protector(SM) Death Benefit Rider        p.  97

Appendix H: Example -- Benefit Protector(SM) Plus Death Benefit Rider   p.  99

Appendix I: Asset Allocation Program for Contracts Purchased
   Before May 1, 2006                                                   p. 101

Appendix J: Guarantor Withdrawal Benefit for Life(SM) Rider Disclosure  p. 102

Appendix K: Guarantor(SM) Withdrawal Benefit Rider Disclosure           p. 114

Appendix L: Income Assurer Benefit(SM) Riders                           p. 122

Appendix M: Condensed Financial Information (Unaudited)                 p. 131

CROSS-REFERENCE                                                         PAGE #

Guarantee Period Accounts (GPAs)                                        p.  30

Charges -- Withdrawal Charges                                           p.  36

Benefits in Case of Death                                               p.  53

Optional Benefits -- Accumulation Protector Benefit(SM) Rider           p.  56

Optional Benefits -- SecureSource(SM) Riders                            p.  59

Optional Benefits -- SecureSource(SM) Riders                            p.  59

Optional Benefits -- Benefit Protector(SM) Death Benefit Rider          p.  71

Optional Benefits -- Benefit Protector(SM) Plus Death Benefit Rider     p.  71

N/A

N/A

N/A

N/A

Condensed Financial Information (Unaudited)                             p.  13


The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices C through E and J through L include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

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81 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUMPTIONS:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

o after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

EARLY WITHDRAWAL AMOUNT x [(1 + i/1 + j + .001)(TO THE POWER OF n/12) -1] = MVA

Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

      j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

      n = number of months remaining in the current Guarantee Period (rounded up).

-----------------------------------------------------------------------------
82 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

o after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(1.030/1 + .035 + .001)(TO THE POWER OF 84/12) - 1] = -$39.84

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(1.030/1 + .025 + .001)(TO THE POWER OF 84/12) - 1] = $27.61

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

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83 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1.   First, in each contract year, we withdraw amounts totaling:

     o up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you electedthe Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

     o up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

     PPW = XSF + (ACV - XSF)/(CV - TFA) x (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

-----------------------------------------------------------------------------
84 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o    We receive a single $50,000 purchase payment on Jan. 1, 2006; and

o    the contract anniversary date is Jan. 1 each year; and

o you withdraw the contract for its total value on July 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

o    you have made no withdrawals prior to July 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT WITH GAIN         CONTRACT WITH LOSS
                                    Contract Value at time of full withdrawal:         $60,000.00                 $40,000.00
                                          Contract Value on prior anniversary:          58,000.00                  42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                       Current Contract Value:          60,000.00                  40,000.00
                                  less purchase payment still in the contract:          50,000.00                  50,000.00
                                                                                       ----------                 ----------
                             Earnings in the contact (but not less than zero):          10,000.00                       0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                                     Earnings in the contract:          10,000.00                       0.00
                                10% of the prior anniversary's Contract Value:           5,800.00                   4,200.00
                                                                                       ----------                 ----------
                                                                          TFA:          10,000.00                   4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) x (PPNPW - XSF)

            XSF =   amount by which 10% of the prior anniversary's
                    contract value exceeds earnings                                          0.00                   4,200.00
            ACV =   amount withdrawn in excess of earnings                              50,000.00                  40,000.00
             CV =   total contract value just prior to current withdrawal               60,000.00                  40,000.00
            TFA =   from Step 2                                                         10,000.00                   4,200.00
          PPNPW =   purchase payment not previously withdrawn                           50,000.00                  50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                          PPW:          50,000.00                  50,000.00
                                                                     less XSF:              (0.00)                 (4,200.00)
                                                                                       ----------                 ----------
                                 amount of PPW subject to a withdrawal charge:          50,000.00                  45,800.00
                                     multiplied by the withdrawal charge rate:             x 6.0%                     x 6.0%
                                                                                       ----------                 ----------
                                                            withdrawal charge:           3,000.00                   2,748.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                     Contract Value withdrawn:          60,000.00                  40,000.00
                                                            WITHDRAWAL CHARGE:          (3,000.00)                 (2,748.00)
                              Contract charge (assessed upon full withdrawal):             (40.00)                    (40.00)
                                                                                       ----------                 ----------
                                                 NET FULL WITHDRAWAL PROCEEDS:         $55,960.00                 $37,212.00

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85 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o    We receive a single $50,000 purchase payment on Jan. 1, 2006; and

o    the contract anniversary date is Jan. 1 each year; and

o you request a partial withdrawal of $15,000 on July 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

o    you have made no withdrawals prior to July 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                  CONTRACT WITH GAIN         CONTRACT WITH LOSS
                                 Contract Value at time of partial withdrawal:         $60,000.00                 $40,000.00
                                          Contract Value on prior anniversary:          58,000.00                  42,000.00

STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                                                       Current Contract Value:          60,000.00                  40,000.00
                                  less purchase payment still in the contract:          50,000.00                  50,000.00
                                                                                       ----------                 ----------
                             Earnings in the contact (but not less than zero):          10,000.00                       0.00

STEP 2. Next, we determine the TFA available in the contract as the greatest of the following values:

                                                     Earnings in the contract:          10,000.00                       0.00
                                10% of the prior anniversary's Contract Value:           5,800.00                   4,200.00
                                                                                       ----------                 ----------
                                                                          TFA:          10,000.00                   4,200.00
STEP 3.  Now we can determine how much of the purchase payment and purchase payment credit is being withdrawn (PPW) as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) x (PPNPW - XSF)

            XSF =   amount by which 10% of the prior anniversary's
                    contract value exceeds earnings                                          0.00                   4,200.00
            ACV =   amount withdrawn in excess of earnings                               5,319.15                  15,897.93
             CV =   total contract value just prior to current withdrawal               60,000.00                  40,000.00
            TFA =   from Step 2                                                         10,000.00                   4,200.00
          PPNPW =   purchase payment not previously withdrawn                           50,000.00                  50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                          PPW:           5,319.15                  19,165.51
                                                                     less XSF:              (0.00)                 (4,200.00)
                                                                                       ----------                 ----------
                                 amount of PPW subject to a withdrawal charge:           5,319.15                  14,965.51
                                     multiplied by the withdrawal charge rate:             x 6.0%                     x 6.0%
                                                                                       ----------                 ----------
                                                            WITHDRAWAL CHARGE:             319.15                     897.93

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                     Contract Value withdrawn:          15,319.15                  15,897.93
                                                            WITHDRAWAL CHARGE:            (319.15)                   (897.93)
                                                                                       ----------                 ----------
                                                 NET FULL WITHDRAWAL PROCEEDS:         $15,000.00                 $15,000.00

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86 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

o    You purchase the contract with a payment of $20,000 on July 1, 2006; and

o    on July 1, 2007 you make an additional purchase payment of $5,000; and

o on Oct. 1, 2007 the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

o    on Oct. 1, 2008 the contract value grows to $23,000.

     WE CALCULATE THE ROP DEATH BENEFIT ON OCT. 1, 2008 AS FOLLOWS:

        Contract value at death:                                   $23,000.00
                                                                   ==========
        Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                $25,000.00
           minus adjusted partial withdrawals calculated as:
           ($1,500 x $25,000)/$22,000 =                             -1,704.55
                                                                   ----------

      for a death benefit of:                                      $23,295.45
                                                                   ==========
     THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE
     TWO VALUES:                                                   $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

o    You purchase the contract with a payment of $25,000 on Jan. 1, 2006; and

o on Jan. 1, 2007 (the first contract anniversary) the contract value grows to $26,000; and

o on March 1, 2007 the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

     WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2007, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:

     1. CONTRACT VALUE AT DEATH:                                      $20,500.00
                                                                      ==========
     2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
           Total purchase payments:                                   $25,000.00
           minus adjusted partial withdrawals, calculated as:
           ($1,500 x $25,000)/$22,000 =                                -1,704.55
                                                                      ----------
           for a death benefit of:                                    $23,295.45
                                                                      ==========
     3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
           Greatest of your contract anniversary values:              $26,000.00
           plus purchase payments made since the prior anniversary:        +0.00
           minus the death benefit adjusted partial withdrawals,
           calculated as:
           ($1,500 x $26,000)/$22,000 =                                -1,772.73
                                                                      ----------
           for a death benefit of:                                    $24,227.27
                                                                      ==========
     THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST
     OF THESE THREE VALUES, WHICH IS THE MAV:                         $24,227.27
                                                                      ----------

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87 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2006 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

o on Jan. 1, 2007 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

o on March 1, 2007, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     THE DEATH BENEFIT ON MARCH 1, 2007, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:

     1. CONTRACT VALUE AT DEATH:                                      $22,800.00
                                                                      ==========
     2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
           Total purchase payments:                                   $25,000.00
           minus adjusted partial withdrawals, calculated as:
           ($1,500 x $25,000)/$24,300 =                                -1,543.21
                                                                      ----------
           for a death benefit of:                                    $23,456.79
                                                                      ==========
     3. THE 5% VARIABLE ACCOUNT FLOOR:
           The variable account floor on Jan. 1, 2007,
           calculated as: 1.05 x $20,000 =                            $21,000.00
           plus amounts allocated to the subaccounts since that
           anniversary:                                                    +0.00
           minus the 5% variable account floor adjusted partial
           withdrawal from the subaccounts, calculated as:
           ($1,500 x $21,000)/$19,000 =                                -1,657.89
                                                                      ----------
           variable account floor benefit:                            $19,342.11
           plus the GPA account value:                                 +5,300.00
                                                                      ----------
           5% variable account floor (value of the GPA account
           and the variable account floor):                           $24,642.11

     THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST
     OF THESE THREE VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:   $24,642.11
                                                                      ----------

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88 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2006 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

o on Jan. 1, 2007 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

o on March 1, 2007, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     THE DEATH BENEFIT ON MARCH 1, 2007, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS FOLLOWS:

     1. CONTRACT VALUE AT DEATH:                                      $22,800.00
                                                                      ==========
     2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
           Total purchase payments:                                   $25,000.00
           minus adjusted partial withdrawals, calculated as:
           ($1,500 x $25,000)/ $24,300 =                               -1,543.21
                                                                      ----------
           for a death benefit of:                                    $23,456.79
                                                                      ==========
     3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE
        DATE OF DEATH:
           The MAV on the immediately preceding anniversary:          $25,000.00
           plus purchase payments made since that anniversary:             +0.00
           minus adjusted partial withdrawals made since that
           anniversary, calculated as:
           ($1,500 x $25,000)/$24,300 =                                -1,543.21
                                                                      ----------
           for a MAV Death Benefit of:                                $23,456.79
                                                                      ==========
     4. THE 5% VARIABLE ACCOUNT FLOOR:
           The variable account floor on Jan. 1, 2006,
           calculated as: 1.05 x $20,000 =                            $21,000.00
           plus amounts allocated to the subaccounts since that
           anniversary:                                                    +0.00
           minus the 5% variable account floor adjusted partial
           withdrawal from the subaccounts, calculated as:
           ($1,500 x $21,000)/$19,000 =                                -1,657.89
                                                                      ----------
           variable account floor benefit:                            $19,342.11
           plus the GPA value:                                         +5,300.00
           5% variable account floor (value of the GPAs and the
           variable account floor):                                   $24,642.11
                                                                      ==========
     ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST  OF THESE
     FOUR VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:             $24,642.11
                                                                      ----------

-----------------------------------------------------------------------------
89 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract years. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:

o    You purchase the contract with a payment of $125,000; and

o    you make no additional purchase payments to the  contract; and

o you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o you do not exercise the elective step up option available under the rider; and

o    you do not change model portfolios.

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.


                                                               HYPOTHETICAL      HYPOTHETICAL
CONTRACT                                    MCAV ADJUSTED         ASSUMED           ASSUMED
DURATION      PURCHASE       PARTIAL          PARTIAL            NET RATE          CONTRACT
IN YEARS      PAYMENTS      WITHDRAWALS      WITHDRAWAL          OF RETURN          VALUE            MCAV
At Issue      $125,000        $ N/A            $ N/A                N/A            $125,000        $125,000
1                    0            0                0               12.0%            140,000         125,000
2                    0            0                0               15.0%            161,000         128,800(2)
3                    0            0                0                3.0%            165,830         132,664(2)
4                    0            0                0               -8.0%            152,564         132,664
5                    0        2,000            2,046              -15.0%            127,679         130,618
6                    0            0                0               20.0%            153,215         130,618
7                    0            0                0               15.0%            176,197         140,958(2)
8                    0        5,000            4,444              -10.0%            153,577         136,513
9                    0            0                0              -20.0%            122,862         136,513
10(1)                0            0                0              -12.0%            108,118         136,513

(1)  The APB benefit date.

(2) These values indicate where the automatic step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

o Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

-----------------------------------------------------------------------------
90 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:

o    You purchase the contract with a payment of $125,000; and

o    you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and,

o the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

o    you do not change asset allocation models.

Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise of the elective step up option. When the waiting period expires, the rider ends. On the benefit date the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.


                 YEARS                                            MCAV         HYPOTHETICAL      HYPOTHETICAL
CONTRACT      REMAINING IN                                      ADJUSTED         ASSUMED           ASSUMED
DURATION      THE WAITING       PURCHASE        PARTIAL         PARTIAL          NET RATE         CONTRACT
IN YEARS        PERIOD          PAYMENTS      WITHDRAWALS      WITHDRAWAL       OF RETURN           VALUE          MCAV
At Issue          10            $125,000         $ N/A           $  N/A            N/A            $125,000       $125,000
1                 10 (2)               0             0                0           12.0%            140,000       140,000(3)
2                 10 (2)               0             0                0           15.0%            161,000       161,000(3)
3                 10 (2)               0             0                0            3.0%            165,830       165,830(3)
4                  9                   0             0                0           -8.0%            152,564       165,830
5                  8                   0         2,000            2,558          -15.0%            127,679       163,272
6                  7                   0             0                0           20.0%            153,215       163,272
7                 10 (2)               0             0                0           15.0%            176,197       176,197(3)
8                  9                   0         5,000            5,556          -10.0%            153,577       170,642
9                  8                   0             0                0          -20.0%            122,862       170,642
10                 7                   0             0                0          -12.0%            108,118       170,642
11                 6                   0             0                0            3.0%            111,362       170,642
12                 5                   0             0                0            4.0%            115,817       170,642
13                 4                   0         7,500           10,524            5.0%            114,107       160,117
14                 3                   0             0                0            6.0%            120,954       160,117
15                 2                   0             0                0           -5.0%            114,906       160,117
16                 1                   0             0                0          -11.0%            102,266       160,117
17(1)              0                   0             0                0           -3.0%             99,198       160,117

(1)  The APB benefit date.

(2)  The waiting period restarts when the elective step up is exercised.

(3) These values indicate when the elective step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

o Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

o Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

-----------------------------------------------------------------------------
91 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- SECURESOURCE(SM) RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

o    You are the sole owner and also the annuitant. You are age 60.

o Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

o You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.


                                       HYPOTHETICAL
CONTRACT                                 ASSUMED                    BASIC WITHDRAWAL BENEFIT          LIFETIME WITHDRAWAL BENEFIT
DURATION    PURCHASE      PARTIAL        CONTRACT
IN YEARS    PAYMENTS    WITHDRAWALS       VALUE           GBA           RBA            GBP       RBP       ALP        RALP
At Issue    $100,000      $  N/A        $100,000       $100,000       $100,000       $7,000    $7,000    $  N/A       $ N/A
0.5                0       5,000          92,000        100,000         95,000        7,000     2,000       N/A         N/A
1                  0           0          90,000         90,000(1)      90,000(1)     6,300     6,300       N/A         N/A
2                  0           0          81,000         90,000         90,000        6,300     6,300       N/A         N/A
5                  0           0          75,000         90,000         90,000        6,300     6,300     5,400(2)    5,400(2)
5.5                0       5,400          70,000         90,000         84,600        6,300       900     5,400           0
6                  0           0          69,000         90,000         84,600        6,300     6,300     5,400       5,400
6.5                0       6,300          62,000         90,000         78,300        6,300         0     3,720(3)        0
7                  0           0          64,000         90,000         78,300        6,300     6,300     3,840       3,840
7.5                0      10,000          51,000         51,000(4)      51,000(4)     3,570         0     3,060(4)        0
8                  0           0          55,000         55,000         55,000        3,850     3,850     3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.

(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 65 as 6% of the RBA.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.

-----------------------------------------------------------------------------
92 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

o    You are the sole owner and also the annuitant. You are age 65.

o Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

o Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.


                                       HYPOTHETICAL
CONTRACT                                 ASSUMED                    BASIC WITHDRAWAL BENEFIT          LIFETIME WITHDRAWAL BENEFIT
DURATION    PURCHASE      PARTIAL        CONTRACT
IN YEARS    PAYMENTS    WITHDRAWALS       VALUE           GBA           RBA            GBP       RBP          ALP        RALP
At Issue    $100,000      $  N/A        $100,000       $100,000       $100,000       $7,000    $7,000       $6,000       $6,000
1                  0           0         105,000        105,000        105,000        7,350     7,000(1)     6,300        6,000(1)
2                  0           0         110,000        110,000        110,000        7,700     7,000(1)     6,600        6,000(1)
3                  0           0         110,000        110,000        110,000        7,700     7,700(2)     6,600        6,600(2)
3.5                0       6,600         110,000        110,000        103,400        7,700     1,100        6,600            0
4                  0           0         115,000        115,000        115,000        8,050     8,050        6,900        6,900
4.5                0       8,050         116,000        115,000        106,950        8,050         0        6,900(3)         0
5                  0           0         120,000        120,000        120,000        8,400     8,400        7,200        7,200
5.5                0      10,000         122,000        120,000(4)     110,000(4)     8,400         0        7,200(4)         0
6                  0           0         125,000        125,000        125,000        8,750     8,750        7,500        7,500
6.5                0           0         110,000        125,000        125,000        8,750     8,750        6,600(5)     6,600(5)
7                  0           0         105,000        125,000        125,000        8,750     8,750        6,600        6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

-----------------------------------------------------------------------------
93 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT:YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

o    You are age 59 and your spouse is age 60.

o Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in bold.

o You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

o Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                       HYPOTHETICAL
CONTRACT                                 ASSUMED                   BASIC WITHDRAWAL BENEFIT         LIFETIME WITHDRAWAL BENEFIT
DURATION    PURCHASE      PARTIAL        CONTRACT
IN YEARS    PAYMENTS    WITHDRAWALS       VALUE          GBA            RBA           GBP       RBP      ALP         RALP
At Issue    $100,000      $  N/A          $100,000     $100,000       $100,000       $7,000    $7,000    $ N/A       $ N/A
0.5                0       5,000            92,000      100,000         95,000        7,000     2,000      N/A         N/A
1                  0           0            90,000       90,000(1)      90,000(1)    6,300      6,300      N/A         N/A
2                  0           0            81,000       90,000         90,000        6,300     6,300      N/A         N/A
6                  0           0            75,000       90,000         90,000        6,300     6,300    5,400(2)    5,400(2)
6.5                0       5,400            70,000       90,000         84,600        6,300       900    5,400           0
7                  0           0            69,000       90,000         84,600        6,300     6,300    5,400       5,400
7.5                0       6,300            62,000       90,000         78,300        6,300         0    3,720(3)        0
8                  0           0            64,000       90,000         78,300        6,300     6,300    3,840       3,840
8.5                0      10,000            51,000       51,000(4)      51,000(4)     3,570         0    3,060(4)        0
9                  0           0            55,000       55,000         55,000        3,850     3,850    3,300       3,300
9.5                0           0            54,000       55,000         55,000        3,850     3,850    3,300       3,300
10                 0           0            52,000       55,000         55,000        3,850     3,850    3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.

(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

-----------------------------------------------------------------------------
94 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT:YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and make no additional payments to the contract

o    You are age 71 and your spouse is age 70.

o Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

o Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                       HYPOTHETICAL
                                         ASSUMED                    BASIC WITHDRAWAL BENEFIT         LIFETIME WITHDRAWAL BENEFIT
CONTRACT    PURCHASE      PARTIAL        CONTRACT
DURATION    PAYMENTS    WITHDRAWALS       VALUE          GBA            RBA           GBP      RBP          ALP          RALP
At Issue    $100,000      $  N/A         $100,000     $100,000       $100,000       $7,000    $7,000       $6,000       $6,000
1                  0           0          105,000      105,000        105,000        7,350     7,000(1)     6,300        6,000(1)
2                  0           0          110,000      110,000        110,000        7,700     7,000(1)     6,600        6,000(1)
3                  0           0          110,000      110,000        110,000        7,700     7,700(2)     6,600        6,600(2)
3.5                0       6,600          110,000      110,000        103,400        7,700     1,100        6,600            0
4                  0           0          115,000      115,000        115,000        8,050     8,050        6,900        6,900
4.5                0       8,050          116,000      115,000        106,950        8,050         0        6,900(3)         0
5                  0           0          120,000      120,000        120,000        8,400     8,400        7,200        7,200
5.5                0      10,000          122,000      120,000(4)     110,000(4)     8,400         0        7,200(4)         0
6                  0           0          125,000      125,000        125,000        8,750     8,750        7,500        7,500
6.5                0           0          110,000      125,000        125,000        8,750     8,750        7,500        7,500
7                  0           0          105,000      125,000        125,000        8,750     8,750        7,500        7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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95 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: SECURESOURCE(SM) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

     o Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

     o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

     o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

     o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

     o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

     o Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

     o Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

     o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

     o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

     o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)  determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource (SM) rider is attached as of the date we make the determination; and

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

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96 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM)

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 on May 1, 2006 and you and the annuitant are under age 70; and

o    you select the MAV Death Benefit.

     On Nov. 1, 2006 the contract value grows to $105,000. The death benefit under the MAV Death Benefit on Nov. 1, 2006 equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

     On May 1, 2007 the contract value grows to $110,000. The death benefit on May 1, 2007 equals:

        MAV Death Benefit (contract value):                                           $110,000
        plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                                  +4,000
                                                                                      --------
     Total death benefit of:                                                          $114,000
     On May 1, 2008 the contract value falls to $105,000. The death benefit on May 1, 2008 equals:
        MAV Death Benefit (MAV):                                                      $110,000
        plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($110,000 - $100,000) =                                                  +4,000
                                                                                      --------
     Total death benefit of:                                                          $114,000

     On June 1, 2008 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 6% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
     (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 6% withdrawal charge because your payment is in its third year of the withdrawal charge schedule, so we will withdraw
     $39,500 ($37,130 + $2,370 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,630. We calculate purchase payments not previously withdrawn as $100,000 -
     $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on June 1, 2008 equals:

        MAV Death Benefit (MAV adjusted for partial withdrawals):                      $57,619
        plus the Benefit Protector benefit (40% of earnings at death):
        0.40 x ($57,619 - $55,000) =                                                    +1,048
                                                                                      --------
     Total death benefit of:                                                           $58,667

     On May 1, 2009 the contract value falls to $40,000. The death benefit on May 1, 2008 equals the death benefit on June 1, 2008. The reduction in contract value has no effect. On May 1, 2015 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on May 1, 2015 equals:

        MAV Death Benefit (contract value):                                           $200,000
        plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)                           +55,000
                                                                                      --------
     Total death benefit of:                                                          $255,000

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97 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

     On Nov. 1, 2015 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit on Nov. 1, 2015 equals:

        MAV Death Benefit (contract value):                                           $250,000
        plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)                           +55,000
                                                                                      --------
     Total death benefit of:                                                          $305,000

     On Nov. 1, 2016 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on Nov. 1, 2016 equals:

        MAV Death Benefit (contract value):                                           $250,000
        plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
        previously withdrawn that are one or more years old)
        0.40 x ($250,000 - $105,000) =                                                 +58,000
                                                                                      --------
     Total death benefit on Nov. 1, 2015 of:                                          $308,000

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98 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX H: BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM) PLUS

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 on May 1, 2006 and you and the annuitant are under age 70; and

o    you select the MAV Death Benefit.

     On Nov. 1, 2006 the contract value grows to $105,000. The death benefit on Nov. 1, 2006 equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. On May 1, 2007 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit ProtectorSM Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on May 1, 2007 equals:

        MAV Death Benefit (contract value):                                           $110,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
        0.40 x ($110,000 - $100,000) =                                                  +4,000
                                                                                      --------
     Total death benefit of:                                                          $114,000

     On May 1, 2008 the contract value falls to $105,000. The death benefit on May 1, 2008 equals:

        MAV Death Benefit (MAV):                                                      $110,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings
        at death: 0.40 x ($110,000 - $100,000) =                                        +4,000
        plus 10% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.10 x $100,000 =                                +10,000
                                                                                      --------
     Total death benefit of:                                                          $124,000

     On June 1, 2008 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
     (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is within the third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you
     $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on June 1, 2008 equals:

        MAV Death Benefit (MAV adjusted for partial withdrawals):                      $57,619
        plus the Benefit Protector Plus benefit which equals 40% of earnings
        at death: 0.40 x ($57,619 - $55,000) =                                          +1,048
        plus 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 x $55,000 =                            +5,500
                                                                                      --------
     Total death benefit of:                                                           $64,167

     On May 1, 2009 the contract value falls $40,000. The death benefit on May 1, 2009 equals the death benefit calculated on June 1, 2008. The reduction in contract value has no effect.

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99 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

     On May 1, 2015 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector(SM) Plus also reaches its maximum of 20%. The death benefit on May 1, 2015 equals:

        MAV Death Benefit (contract value):                                           $200,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death, up to a maximum of 100%
        of purchase payments not previously withdrawn
        that are one or more years old                                                 +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                      --------
     Total death benefit of:                                                          $266,000

     On Nov. 1, 2015 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector(SM) Plus value. The death benefit on Nov. 1, 2015 equals:

        MAV Death Benefit:                                                            $250,000
        plus the Benefit Protector Plus benefit which equals
        40% of earnings at death, up to a maximum of
        100% of purchase payments not previously withdrawn
        that are one or more years old                                                 +55,000
        plus 20% of purchase payments made within 60 days of
        contract issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                                      --------
     Total death benefit of:                                                          $316,000

     On Nov. 1, 2016 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit
     Protector(SM) Plus remains constant. The death benefit on Nov. 1, 2016 equals:

        MAV Death Benefit (contract value):                                           $250,000
        plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
        0.40 x ($250,000 - $105,000) =                                                 +58,000
        plus 20% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                                      --------
     Total death benefit on Nov. 1, 2016 of:                                          $319,000

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100 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX I: ASSET ALLOCATION PROGRAM FOR CONTRACTS PURCHASED
BEFORE MAY 1, 2006

ASSET ALLOCATION PROGRAM

For contracts purchased before May 1, 2006, we offered an asset allocation program called Portfolio Navigator. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

o reallocate your current model portfolio to an updated version of your current model portfolio; or

o    substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

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101 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The Guarantor Withdrawal Benefit for Life(SM) rider is an optional benefit that you may select for an additional annual charge if(1):

o    you purchase your contract on or after May 1, 2006;
o    the rider is available in your state; and
o you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life(SM) rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract --Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit for Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

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102 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing"headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life(SM) rider is appropriate for you because:

o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

     (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

         (i) THERE ARE MULTIPLE CONTRACT OWNERS -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

         (ii) THE OWNER AND THE ANNUITANT ARE NOT THE SAME PERSONS -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

     (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

     (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

    (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life(SM) rider will terminate.

o USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life(SM) rider, you may not elect the Accumulation Protector Benefit(SM) rider.

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103 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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o    NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for
     Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

     For owners subject to RMD rules under Section 401(a)(9), our current administrative practice is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under the terms of the rider, subject to the following rules:

     (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

         o Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

         o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

         o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

         o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(SM) rider.

     (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

         o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

         o Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

         o Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

         o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(SM) rider.

     (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

         o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

         o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

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104 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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     The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA)
     is:
     (1) determined by us each calendar year;

     (2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit for Life(SM) rider is attached as of the date we make the determination; and

     (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

         1.  an individual retirement annuity (Section 408(b));
         2.  a Roth individual retirement account (Section 408A);
         3.  a Simplified Employee Pension plan (Section 408(k));
         4.  a tax-sheltered annuity rollover (Section 403(b)).

     We reserve the right to discontinue our administrative practice described above and will give you 30 days' written notice of any such change.

     In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

     In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

o LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(SM) rider may be of limited value to you.

For an example, see "Examples of Guarantor Withdrawal Benefit for Life(SM)" below.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o    AT CONTRACT ISSUE -- the GBA is equal to the initial purchase payment.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the GBA that is associated with that RBA will also be set to zero.

o WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN
     IS:

     (a) LESS THAN OR EQUAL TO THE TOTAL RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

     (b) IS GREATER THAN THE TOTAL RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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105 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o    AT CONTRACT ISSUE -- the RBA is equal to the initial purchase payment.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER
     A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN
     IS:

     (a) LESS THAN OR EQUAL TO THE TOTAL RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

     (b) IS GREATER THAN THE TOTAL RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period"heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

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106 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o    AT CONTRACT ISSUE -- the GBP is established as 7% of the GBA value.

o AT EACH CONTRACT ANNIVERSARY -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the GBP associated with that RBA will also be reset to zero.

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER
     A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN
     IS:

     (a) LESS THAN OR EQUAL TO THE TOTAL RBP -- the GBP remains unchanged.

     (b) IS GREATER THAN THE TOTAL RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o AT THE BEGINNING OF EACH CONTRACT YEAR DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWAL -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

o AT THE BEGINNING OF ANY OTHER CONTRACT YEAR -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own RBP equal to that payment's GBP.

o AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o AT SPOUSAL CONTINUATION -- (see "Spousal Option to Continue the Contract" heading below).

o WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the RBP associated with that RBA will also be reset to zero.

o WHEN YOU MAKE ANY PARTIAL WITHDRAWAL -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

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107 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

o THE LATER OF THE CONTRACT EFFECTIVE DATE OR THE CONTRACT ANNIVERSARY DATE FOLLOWING THE DATE THE COVERED PERSON REACHES AGE 65 -- the ALP is established as 6% of the total RBA.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

o AT STEP UPS -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o AT CONTRACT OWNERSHIP CHANGE -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

o WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN
     IS:

     (a) LESS THAN OR EQUAL TO THE RALP -- the ALP remains unchanged.

     (b) IS GREATER THAN THE RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o THE LATER OF THE CONTRACT EFFECTIVE DATE OR THE CONTRACT ANNIVERSARY DATE FOLLOWING THE DATE THE COVERED PERSON REACHES AGE 65, AND:

     (a) DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWALS -- the RALP is established equal to 6% of purchase payments.

     (b) AT ANY OTHER TIME -- the RALP is established equal to the ALP.

o AT THE BEGINNING OF EACH CONTRACT YEAR DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWALS -- the RALP is set equal to the total purchase payments, multiplied by 6%.

o    AT THE BEGINNING OF ANY OTHER CONTRACT YEAR -- the RALP is set equal to
     ALP.

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

o AT STEP UPS -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o WHEN YOU MAKE ANY PARTIAL WITHDRAWAL -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

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108 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

o    Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o    The total RBP will be reset as follows:

     (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

     (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o    The RALP will be reset as follows:

     (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

     (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o    The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o IF THE ALP HAS NOT YET BEEN ESTABLISHED AND THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE DATE OF CONTINUATION -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o IF THE ALP HAS NOT YET BEEN ESTABLISHED BUT THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE DATE OF CONTINUATION -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

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109 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

o IF THE ALP HAS BEEN ESTABLISHED BUT THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE DATE OF CONTINUATION -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

o IF THE ALP HAS BEEN ESTABLISHED AND THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE DATE OF CONTINUATION -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

o If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

     (a) receive the remaining schedule of GBPs until the RBA equals zero; or

     (b) wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

     (a) the remaining schedule of GBPs until the RBA equals zero; or

     (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

o    We will no longer accept additional purchase payments;

o    You will no longer be charged for the rider;

o    Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

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110 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The Guarantor Withdrawal Benefit for Life(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o IF THE ALP HAS NOT YET BEEN ESTABLISHED AND THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%.
     If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

o IF THE ALP HAS NOT YET BEEN ESTABLISHED BUT THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o IF THE ALP HAS BEEN ESTABLISHED BUT THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

o IF THE ALP HAS BEEN ESTABLISHED AND THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

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111 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life(SM) rider cannot be terminated either by you or us except as follows:

1.   Annuity payouts under an annuity payout plan will terminate the rider.

2.   Termination of the contract for any reason will terminate the rider.

EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM)

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o    You purchase the contract with a payment of $100,000.

o    You are the sole owner and also the annuitant. You are age 60.

o    You make no additional payments to the contract.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                     HYPOTHETICAL
CONTRACT                               ASSUMED                   BASIC WITHDRAWAL BENEFIT           LIFETIME WITHDRAWAL BENEFIT
DURATION    PURCHASE     PARTIAL      CONTRACT
IN YEARS    PAYMENTS   WITHDRAWALS      VALUE          GBA           RBA            GBP       RBP        ALP           RALP
At Issue    $100,000    $   N/A        $100,000     $100,000      $100,000        $7,000    $7,000     $  N/A         $  N/A
0.5                0      7,000          92,000      100,000        93,000         7,000         0        N/A            N/A
1                  0          0          91,000      100,000        93,000         7,000     7,000        N/A            N/A
1.5                0      7,000          83,000      100,000        86,000         7,000         0        N/A            N/A
2                  0          0          81,000      100,000        86,000         7,000     7,000        N/A            N/A
5                  0          0          75,000      100,000        86,000         7,000     7,000      5,160(1)       5,160(1)
5.5                0      5,160          70,000      100,000        80,840         7,000     1,840      5,160              0
6                  0          0          69,000      100,000        80,840         7,000     7,000      5,160          5,160
6.5                0      7,000          62,000      100,000        73,840         7,000         0      3,720(2)           0
7                  0          0          70,000      100,000        73,840         7,000     7,000      4,200          4,200
7.5                0     10,000          51,000       51,000(3)     51,000(3)      3,570         0      3,060(3)           0
8                  0          0          55,000       55,000        55,000         3,850     3,850      3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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112 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED. ASSUMPTIONS:

o    You purchase the contract with a payment of $100,000.

o    You are the sole owner and also the annuitant. You are age 65.

o    You make no additional payments to the contract.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                     HYPOTHETICAL
CONTRACT                               ASSUMED                   BASIC WITHDRAWAL BENEFIT              LIFETIME WITHDRAWAL BENEFIT
DURATION    PURCHASE     PARTIAL      CONTRACT
IN YEARS    PAYMENTS   WITHDRAWALS      VALUE          GBA           RBA            GBP       RBP          ALP           RALP
 At Issue   $100,000    $   N/A        $100,000     $100,000      $100,000        $7,000    $7,000       $6,000         $6,000
 1                 0          0         105,000      105,000       105,000         7,350     7,000(1)     6,300          6,000(1)
 2                 0          0         110,000      110,000       110,000         7,700     7,000(1)     6,600          6,000(1)
 3                 0          0         110,000      110,000       110,000         7,700     7,700(2)     6,600          6,600(2)
 3.5               0      6,600         110,000      110,000       103,400         7,700     1,100        6,600              0
 4                 0          0         115,000      115,000       115,000         8,050     8,050        6,900          6,900
 4.5               0      8,050         116,000      115,000       106,950         8,050         0        6,900(3)           0
 5                 0          0         120,000      120,000       120,000         8,400     8,400        7,200          7,200
 5.5               0     10,000         122,000      120,000(4)    110,000(4)      8,400         0        7,200(4)           0
 6                 0          0         125,000      125,000       125,000         8,750     8,750        7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

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113 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX K: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

We have offered two versions of the Guarantor(SM) Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor(SM) Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.

The Guarantor(SM) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if(1):

RIDER A

o you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource(SM) rider and/or the Guarantor Withdrawal Benefit for Life(SM) rider are/were not available;

o you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B (NO LONGER AVAILABLE FOR PURCHASE)

o    you purchased your contract prior to April 29, 2005;

o    the rider was available in your state; and

o you and the annuitant were 79 or younger on the date the contract was issued.

(1)The Guarantor(SM) Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor(SM) Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor(SM) Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider: o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

  o the guaranteed benefit amount will be adjusted as described below; and

  o the remaining benefit amount will be adjusted as described belowX.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not select an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

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114 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

o USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this Guarantor(SM) Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix I:Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider.

o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

o INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

o RIDER A -- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit(SM) rider.

o NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

o    TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age
     59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

     For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:

     (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

     (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

     (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

     (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(SM) Withdrawal Benefit rider.

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115 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

     The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

     (1) determined by us each calendar year;

     (2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit rider is attached as of the date we make the determination; and

     (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

         1. an individual retirement annuity (Section 408(b));

         2. a Roth individual retirement account (Section 408A);

         3. a Simplified Employee Pension plan (Section 408(k));

         4. a tax-sheltered annuity rollover (Section 403(b)).

     We reserve the right to discontinue our administrative practice described above and will give you 30 days' written notice of any such change.

     In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(SM) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

     Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

     In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

o LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:

o AT CONTRACT ISSUE -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

o AT STEP UP -- (see "Elective Step Up" and "Annual Step Up" headings below).

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL:

     (a) AND ALL OF YOUR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, INCLUDING THE CURRENT WITHDRAWAL, ARE LESS THAN OR EQUAL TO THE GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

     (b) AND ALL OF YOUR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, INCLUDING THE CURRENT WITHDRAWAL, ARE GREATER THAN THE GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

     (c) UNDER THE ORIGINAL RIDER IN A CONTRACT YEAR AFTER A STEP UP BUT BEFORE THE THIRD CONTRACT ANNIVERSARY -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

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116 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

GBA EXCESS WITHDRAWAL PROCEDURE

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:

o AT CONTRACT ISSUE -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o AT STEP UP -- (see "Elective Step Up" and "Annual Step Up" headings below).

o    WHEN YOU MAKE A PARTIAL WITHDRAWAL:

     (a) AND ALL OF YOUR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, INCLUDING THE CURRENT WITHDRAWAL, ARE LESS THAN OR EQUAL TO THE GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

     (b) AND ALL OF YOUR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, INCLUDING THE CURRENT WITHDRAWAL, ARE GREATER THAN THE GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

     (c) UNDER THE ORIGINAL RIDER AFTER A STEP UP BUT BEFORE THE THIRD
         CONTRACT ANNIVERSARY -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCEDURE

The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT

Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT

Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

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117 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;

o if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

o The effective date of the elective step up is the valuation date we receive your written request to step up.

o The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

o The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

o The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

o The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

o    The effective date of the elective step up is the contract anniversary.

o The RBA will be increased to an amount equal to the contract anniversary value.

o The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

o The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

o The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)

Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

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118 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The annual step up is subject to the following rules:

o The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

o If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

o    Only one step up is allowed each contract year.

o If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

o You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

o The RBA will be increased to an amount equal to the contract value on the step up date.

o The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

o The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

o    The RBP will be reset as follows:

     (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

     (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse' written request to continue the contract and the death benefit that would otherwise have been paid.

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119 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o    you will be paid according to the annuity payout option described above;

o    we will no longer accept additional purchase payments;

o    you will no longer be charged for the rider;

o    any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:

o    You purchase the contract with a payment of $100,000 on May 1, 2007.


     The Guaranteed Benefit Amount (GBA) equals your purchase payment:                $100,000
     The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
         0.07 x $100,000 =                                                            $  7,000
     The Remaining Benefit Amount (RBA) equals your purchase payment:                 $100,000
     On May 1, 2008 the contract value grows to $110,000. You decide to step up your benefit.
     The RBA equals 100% of your contract value:                                      $110,000
     The GBA equals 100% of your contract value:                                      $110,000
     The GBP equals 7% of your stepped-up GBA:
         0.07 x $110,000 =                                                            $  7,700
     On Nov. 1, 2010 you decide to take a partial withdrawal of $7,700.
     You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
         $110,000 - $7,700 =                                                          $102,300
     The GBA equals the GBA immediately prior to the partial withdrawal:              $110,000
     The GBP equals 7% of your GBA:
         0.07 x $110,000 =                                                            $  7,700
     On May 1, 2011 you make an additional purchase payment of $50,000.
     The new RBA for the contract is equal to your prior RBA plus 100%
     of the additional purchase payment:
         $102,300 + $50,000 =                                                         $152,300
     The new GBA for the contract is equal to your prior GBA plus 100%
     of the additional purchase payment:
         $110,000 + $50,000 =                                                         $160,000

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120 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

     The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
         $7,700 + $3,500 =                                                            $ 11,200
     On May 1, 2012 your contract value grows to $200,000. You decide to step up your benefit.
     The RBA equals 100% of your contract value:                                      $200,000
     The GBA equals 100% of your contract value:                                      $200,000
     The GBP equals 7% of your stepped-up GBA:
         0.07 x $200,000 =                                                            $ 14,000
     On Nov. 1, 2013 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of
     $14,000 so your RBA gets reset to the lesser of:
         (1) your contract value immediately following the partial withdrawal;
               $230,000 - $20,000 =                                                   $210,000
         OR
         (2) your prior RBA less the amount of the partial withdrawal.
               $200,000 - $20,000 =                                                   $180,000
     Reset RBA = lesser of (1) or (2) =                                               $180,000
     The GBA gets reset to the lesser of:
         (1) your prior GBA                                                           $200,000
         OR
         (2) your contract value immediately following the partial withdrawal;
               $230,000 - $20,000 =                                                   $210,000
     Reset GBA = lesser of (1) or (2) =                                               $200,000
     The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                            $ 14,000
     On Nov. 1, 2014 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your
     GBP of $14,000 so your RBA gets reset to the lesser of:
         (1) your contract value immediately following the partial withdrawal;
               $175,000 - $25,000 =                                                   $150,000
         OR
         (2) your prior RBA less the amount of the partial withdrawal.
               $180,000 - $25,000 =                                                   $155,000
     Reset RBA = lesser of (1) or (2) =                                               $150,000
     The GBA gets reset to the lesser of:
         (1) your prior GBA;                                                          $200,000
         OR
         (2) your contract value immediately following the partial withdrawal;
               $175,000 - $25,000 =                                                   $150,000
     Reset GBA = lesser of (1) or (2) =                                               $150,000
     The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                            $ 10,500

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121 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX L: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

INCOME ASSURER BENEFIT(SM) RIDERS
The following three optional Income Assurer Benefit(SM) riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

o    Income Assurer Benefit(SM) - MAV;

o    Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o    Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
     Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits, paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior to) the partial withdrawal; and

(b)  is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) -Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase.

-----------------------------------------------------------------------------
122 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER
Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the waiting period;

o    the annuitant on the retirement date must be between 50 to 86 years old;
     and

o you can only take an annuity payment in one of the following annuity payout plans:
     Plan A -- Life Annuity - No Refund;
     Plan B -- Life Annuity with Ten or Twenty Years Certain;
     Plan D -- Joint and Last Survivor Life Annuity - No Refund;
               Joint and Last Survivor Life Annuity with Twenty Years
               Certain; or
     Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

o If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

o If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

P SUB t - 1 (1 + i)/1.05 =  P SUB t

     P SUB t - 1 = prior annuity payout

     P SUB t = current annuity payout

     i = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

-----------------------------------------------------------------------------
123 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE RIDER
Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the waiting period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV
The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greater of these three values:

1.   contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3.   the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or

(b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.   the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1.   contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3.   the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(SM) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

o the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

o an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

-----------------------------------------------------------------------------
124 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from
     (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.   the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

1.   the contract value;

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

3.   the MAV (described above); or

4.   the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1. contract value less the market value adjusted excluded payments (described above);

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3.   the MAV, less market value adjusted excluded payments (described above);
     or

4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

-----------------------------------------------------------------------------
125 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES OF THE INCOME ASSURER BENEFIT(SM) RIDERS

The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. The contract values shown are hypothetical and do not represent past or future performance.
Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator asset allocation model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:
o    You purchase the contract with a payment of $100,000; and

o you invest all contract value in the subaccounts (protected investment options); and

o you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

o    the annuitant is male and age 55 at contract issue; and

o    the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

               ASSUMED                  MAXIMUM            GUARANTEED
 CONTRACT     CONTRACT   PURCHASE     ANNIVERSARY            INCOME
ANNIVERSARY     VALUE    PAYMENTS   VALUE (MAV) (1)   BENEFIT BASE - MAV(2)
---------------------------------------------------------------------------
     1        $108,000   $100,000      $108,000             $108,000
     2         125,000       none       125,000              125,000
     3         132,000       none       132,000              132,000
     4         150,000       none       150,000              150,000
     5          85,000       none       150,000              150,000
     6         121,000       none       150,000              150,000
     7         139,000       none       150,000              150,000
     8         153,000       none       153,000              153,000
     9         140,000       none       153,000              153,000
    10         174,000       none       174,000              174,000
    11         141,000       none       174,000              174,000
    12         148,000       none       174,000              174,000
    13         208,000       none       208,000              208,000
    14         198,000       none       208,000              208,000
    15         203,000       none       208,000              208,000
---------------------------------------------------------------------------

(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.

-----------------------------------------------------------------------------
126 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B
- Life Annuity with 10 Years Certain would be:

                              STANDARD PROVISIONS                                       IAB - MAV PROVISIONS
             ----------------------------------------------------------------------------------------------------------------------
 CONTRACT                         NEW TABLE(1)          OLD TABLE(1)                         NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED      PLAN B - LIFE WITH    PLAN B - LIFE WITH     IAB - MAV     PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE  CONTRACT VALUE   10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)   BENEFIT BASE   10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
-----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000          $  772.56             $  774.30           $174,000         $  772.56              $  774.30
    11           141,000             641.55                642.96            174,000            791.70                 793.44
    12           148,000             691.16                692.64            174,000            812.58                 814.32
    13           208,000             996.32                998.40            208,000            996.32                 998.40
    14           198,000             974.16                976.14            208,000          1,023.36               1,025.44
    15           203,000           1,025.15              1,027.18            208,000          1,050.40               1,052.48
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000
    Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual
    Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract.
    If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D
- Joint and Last Survivor Life Annuity - No Refund would be:


                             STANDARD PROVISIONS                                      IAB - MAV PROVISIONS
             ---------------------------------------------------------------------------------------------------------------------
CONTRACT                          NEW TABLE(1)           OLD TABLE(1)                       NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED         PLAN D - LAST          SURVIVOR NO      IAB - MAV        PLAN D - LAST         PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2)       REFUND(2)      BENEFIT BASE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000           $629.88                $622.92         $174,000          $629.88                $622.92
    11           141,000            521.70                 516.06          174,000           643.80                 636.84
    12           148,000            559.44                 553.52          174,000           657.72                 650.76
    13           208,000            807.04                 796.64          208,000           807.04                 796.64
    14           198,000            786.06                 778.14          208,000           825.76                 817.44
    15           203,000            826.21                 818.09          208,000           846.56                 838.24
----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000
    Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual
    Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract.
    If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

-----------------------------------------------------------------------------
127 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                         GUARANTEED
                                                           INCOME
              ASSUMED                                   BENEFIT BASE -
  CONTRACT    CONTRACT   PURCHASE   5% ACCUMULATION    5% ACCUMULATION
ANNIVERSARY    VALUE     PAYMENTS    BENEFIT BASE(1)   BENEFIT BASE(2)
----------------------------------------------------------------------
     1        $108,000   $100,000      $105,000           $108,000
     2         125,000       none       110,250            125,000
     3         132,000       none       115,763            132,000
     4         150,000       none       121,551            150,000
     5          85,000       none       127,628            127,628
     6         121,000       none       134,010            134,010
     7         139,000       none       140,710            140,710
     8         153,000       none       147,746            153,000
     9         140,000       none       155,133            155,133
    10         174,000       none       162,889            174,000
    11         141,000       none       171,034            171,034
    12         148,000       none       179,586            179,586
    13         208,000       none       188,565            208,000
    14         198,000       none       197,993            198,000
    15         203,000       none       207,893            207,893
----------------------------------------------------------------------

(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed
    Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B
- Life Annuity with 10 Years Certain would be:

                              STANDARD PROVISIONS                                       IAB - 5% RF PROVISIONS
             ----------------------------------------------------------------------------------------------------------------------
 CONTRACT                         NEW TABLE(1)          OLD TABLE(1)                         NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED      PLAN B - LIFE WITH    PLAN B - LIFE WITH     IAB - 5% RF   PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE  CONTRACT VALUE   10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)   BENEFIT BASE   10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
-----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000          $  772.56             $  774.30           $174,000         $  772.56              $  774.30
    11           141,000             641.55                642.96            171,034            778.20                 779.91
    12           148,000             691.16                692.64            179,586            838.66                 840.46
    13           208,000             996.32                998.40            208,000            996.32                 998.40
    14           198,000             974.16                976.14            198,000            974.16                 976.14
    15           203,000           1,025.15              1,027.18            207,893          1,049.86               1,051.94
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000
    Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual
    Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract.
    If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

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128 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D
- Joint and Last Survivor Life Annuity - No Refund would be:



                               STANDARD PROVISIONS                                    IAB - 5% RF PROVISIONS
             ---------------------------------------------------------------------------------------------------------------------
                                                       OLD TABLE(1)
 CONTRACT                         NEW TABLE(1)         PLAN D - LAST                       NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY      ASSUMED         PLAN D - LAST          SURVIVOR NO      IAB - 5% RF        PLAN D - LAST         PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2)       REFUND(2)      BENEFIT BASE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000           $629.88                $622.92         $174,000          $629.88                $622.92
    11           141,000            521.70                 516.06          171,034           632.83                 625.98
    12           148,000            559.44                 553.52          179,586           678.83                 671.65
    13           208,000            807.04                 796.64          208,000           807.04                 796.64
    14           198,000            786.06                 778.14          198,000           786.06                 778.14
    15           203,000            826.21                 818.09          207,893           846.12                 837.81
----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000
    Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual
    Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract.
    If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                                                                    BENEFIT BASE -
                                                                     GREATER OF
              ASSUMED                MAXIMUM                          MAV OR 5%
 CONTRACT     CONTRACT   PURCHASE   ANNIVERSARY   5% ACCUMULATION    ACCUMULATION
ANNIVERSARY    VALUE     PAYMENTS     VALUE(1)    BENEFIT BASE(1)   BENEFIT BASE(2)
-----------------------------------------------------------------------------------
     1        $108,000   $100,000     $108,000       $105,000          $108,000
     2         125,000       none      125,000        110,250           125,000
     3         132,000       none      132,000        115,763           132,000
     4         150,000       none      150,000        121,551           150,000
     5          85,000       none      150,000        127,628           150,000
     6         121,000       none      150,000        134,010           150,000
     7         139,000       none      150,000        140,710           150,000
     8         153,000       none      153,000        147,746           153,000
     9         140,000       none      153,000        155,133           155,133
    10         174,000       none      174,000        162,889           174,000
    11         141,000       none      174,000        171,034           174,000
    12         148,000       none      174,000        179,586           179,586
    13         208,000       none      208,000        188,565           208,000
    14         198,000       none      208,000        197,993           208,000
    15         203,000       none      208,000        207,893           208,000
-----------------------------------------------------------------------------------

(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation
    Benefit Base is a calculated number, not an amount that can be withdrawn.
    The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation
    Benefit Base does not create contract value or guarantee the performance of any investment option.

-----------------------------------------------------------------------------
129 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B
- Life Annuity with 10 Years Certain would be:

                              STANDARD PROVISIONS                                       IAB - MAX PROVISIONS
             ----------------------------------------------------------------------------------------------------------------------
 CONTRACT                         NEW TABLE(1)          OLD TABLE(1)                         NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED      PLAN B - LIFE WITH    PLAN B - LIFE WITH     IAB - MAX     PLAN B - LIFE WITH     PLAN B - LIFE WITH
AT EXERCISE  CONTRACT VALUE   10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)   BENEFIT BASE   10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
-----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000          $  772.56             $  774.30           $174,000         $  772.56              $  774.30
    11           141,000             641.55                642.96            174,000            791.70                 793.44
    12           148,000             691.16                692.64            179,586            838.66                 840.46
    13           208,000             996.32                998.40            208,000            996.32                 998.40
    14           198,000             974.16                976.14            208,000          1,023.36               1,025.44
    15           203,000           1,025.15              1,027.18            208,000          1,050.40               1,052.48
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000
    Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual
    Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract.
    If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D
- Joint and Last Survivor Life Annuity - No Refund would be:

                              STANDARD PROVISIONS                                    IAB - MAX PROVISIONS
             ---------------------------------------------------------------------------------------------------------------------
                                                       OLD TABLE(1)
 CONTRACT                        NEW TABLE(1)          PLAN D - LAST                      NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED         PLAN D - LAST          SURVIVOR NO      IAB - MAX        PLAN D - LAST         PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2)       REFUND(2)      BENEFIT BASE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000           $629.88                $622.92         $174,000          $629.88                $622.92
    11           141,000            521.70                 516.06          174,000           643.80                 636.84
    12           148,000            559.44                 553.52          179,586           678.83                 671.65
    13           208,000            807.04                 796.64          208,000           807.04                 796.64
    14           198,000            786.06                 778.14          208,000           825.76                 817.44
    15           203,000            826.21                 818.09          208,000           846.56                 838.24
----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000
    Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual
    Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract.
    If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

-----------------------------------------------------------------------------
130 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX M: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                 2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                     $1.22  $1.17  $1.07  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.35  $1.22  $1.17  $1.07     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,684  1,876  1,178    149     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                     $1.27  $1.18  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.45  $1.27  $1.18  $1.04     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              108     89     87     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.14  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.25  $1.14  $1.08     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              322    357    141     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                     $1.15  $1.12  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.26  $1.15  $1.12  $1.05     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               66     73     60     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                     $1.21  $1.18  $1.07  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.40  $1.21  $1.18  $1.07     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              247    256    243     23     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $1.38  $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.83  $1.38  $1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            2,708  1,766    209     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.05  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.06  $1.05  $1.05     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            4,080  3,512    509     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.25  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.54  $1.25  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               20      7      7     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.07  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.02  $1.07  $1.06     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            7,580  3,015    376     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.13  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.32  $1.13  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                     $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                           $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            2,212     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                     $1.22  $1.17  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.43  $1.22  $1.17     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                4     --     --     --     --     --     --

-----------------------------------------------------------------------------
131 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.22  $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.29  $1.22  $1.13     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               15     17     10     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.05  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.08  $1.05  $1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,668    735     99     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.05  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.21  $1.05  $1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               14     14     13     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.26  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.52  $1.26  $1.14     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                4     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                     $1.36  $1.18  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.49  $1.36  $1.18  $1.04     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           12,306  6,320  2,509    211     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                     $1.08  $1.04  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.14  $1.08  $1.04  $1.03     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              370    352    303     50     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.04  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.07  $1.04  $1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            3,611  3,067    321     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                     $1.83  $1.58  $1.28  $0.94  $1.06  $1.00     --
Accumulation unit value at end of period                                           $2.03  $1.83  $1.58  $1.28  $0.94  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)            3,086  2,479  2,101  1,221    723    367     --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                     $1.41  $1.21  $1.08  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.64  $1.41  $1.21  $1.08     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              841    705    311     11     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                     $1.41  $1.41  $1.25  $0.97  $0.99  $0.99  $1.00
Accumulation unit value at end of period                                           $1.64  $1.41  $1.41  $1.25  $0.97  $0.99  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            3,383  3,865  4,021  3,071  2,665  2,006    287
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.11  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.29  $1.11  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               21     10     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                     $0.59  $0.57  $0.52  $0.38  $0.55  $0.65  $1.00
Accumulation unit value at end of period                                           $0.63  $0.59  $0.57  $0.52  $0.38  $0.55  $0.65
Number of accumulation units outstanding at end of period (000 omitted)            3,378  3,793  4,520  3,979  3,832  3,330  1,583
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                     $1.52  $1.40  $1.26  $1.02  $1.17  $1.11  $1.00
Accumulation unit value at end of period                                           $1.78  $1.52  $1.40  $1.26  $1.02  $1.17  $1.11
Number of accumulation units outstanding at end of period (000 omitted)            5,058  3,652  3,861  1,702  1,165    691    102
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.11  $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.23  $1.11  $1.16     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            3,641  1,249    195     --     --     --     --

-----------------------------------------------------------------------------
132 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.20  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.45  $1.20  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               19     23     15     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                                     $2.56  $2.30  $1.86  $1.47  $1.56  $1.41  $1.00
Accumulation unit value at end of period                                           $2.93  $2.56  $2.30  $1.86  $1.47  $1.56  $1.41
Number of accumulation units outstanding at end of period (000 omitted)            2,732  2,047  1,426  1,312  1,266    982    307
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                     $1.13  $1.10  $1.02  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.19  $1.13  $1.10  $1.02     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               55     46     86     39     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                     $1.07  $1.03  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.19  $1.07  $1.03  $0.98     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              112    109    109     10     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                     $1.16  $1.15  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.28  $1.16  $1.15  $1.05     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,861  1,916  1,655     80     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                     $1.60  $1.40  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                                           $2.07  $1.60  $1.40  $1.09     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               71     68     67     10     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                     $1.14  $1.11  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.21  $1.14  $1.11  $1.05     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            2,780  2,447    574     24     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                     $1.43  $1.27  $1.09  $0.77  $1.00     --     --
Accumulation unit value at end of period                                           $1.66  $1.43  $1.27  $1.09  $0.77     --     --
Number of accumulation units outstanding at end of period (000 omitted)              968    903    803    299      6     --     --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                     $1.31  $1.21  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.48  $1.31  $1.21  $1.03     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              380    407    389     72     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                     $1.28  $1.27  $1.19  $1.03  $1.00     --     --
Accumulation unit value at end of period                                           $1.36  $1.28  $1.27  $1.19  $1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)            5,557  3,403  1,659    415     83     --     --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                     $1.15  $1.03  $0.98  $0.84  $1.00     --     --
Accumulation unit value at end of period                                           $1.17  $1.15  $1.03  $0.98  $0.84     --     --
Number of accumulation units outstanding at end of period (000 omitted)              272    259    290    120     30     --     --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                     $0.76  $0.69  $0.60  $0.48  $0.59  $0.75  $1.00
Accumulation unit value at end of period                                           $0.96  $0.76  $0.69  $0.60  $0.48  $0.59  $0.75
Number of accumulation units outstanding at end of period (000 omitted)            4,123  4,898  5,780  5,252  5,517  6,094  3,827
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.25  $1.19  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.45  $1.25  $1.19     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,199      4      4     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                     $0.56  $0.51  $0.43  $0.33  $0.48  $0.74  $1.00
Accumulation unit value at end of period                                           $0.58  $0.56  $0.51  $0.43  $0.33  $0.48  $0.74
Number of accumulation units outstanding at end of period (000 omitted)            3,033  3,669  4,513  4,787  5,352  6,122  3,255

-----------------------------------------------------------------------------
133 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/6/2003)
Accumulation unit value at beginning of period                                     $1.00  $0.99  $1.00  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.03  $1.00  $0.99  $1.00     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              401    106     18     15     --     --     --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 3.08% AND 3.12%, RESPECTIVELY.
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                     $1.05  $1.04  $1.01  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.08  $1.05  $1.04  $1.01     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            8,025  1,298  1,598    146     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                     $1.57  $1.41  $1.21  $0.87  $1.09  $1.08  $1.00
Accumulation unit value at end of period                                           $1.86  $1.57  $1.41  $1.21  $0.87  $1.09  $1.08
Number of accumulation units outstanding at end of period (000 omitted)            6,769  3,606  1,251    828    608    455     63
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.54  $1.17  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $2.04  $1.54  $1.17     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,922  1,178    160     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                           $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            4,338     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                     $1.20  $1.12  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.31  $1.20  $1.12  $1.05     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                4     --     --     56     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                     $1.16  $1.13  $1.03  $0.84  $0.91  $0.88  $1.00
Accumulation unit value at end of period                                           $1.27  $1.16  $1.13  $1.03  $0.84  $0.91  $0.88
Number of accumulation units outstanding at end of period (000 omitted)            1,056    970    715    521    389    466    217
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                     $1.12  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.19  $1.12  $1.10     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,896     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.28  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.57  $1.28  $1.14     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                     $0.71  $0.68  $0.65  $0.51  $0.67  $0.83  $1.00
Accumulation unit value at end of period                                           $0.81  $0.71  $0.68  $0.65  $0.51  $0.67  $0.83
Number of accumulation units outstanding at end of period (000 omitted)            5,152  3,969  2,410    453    194    218     99
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.14  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.33  $1.14  $1.10     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                9      4      4     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                     $1.19  $1.10  $1.02  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.17  $1.19  $1.10  $1.02     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               32     29     29     29     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                     $1.18  $1.15  $1.06  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.34  $1.18  $1.15  $1.06     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              256    250    302     59     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.09  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.24  $1.09  $1.10     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               --     --     --     --     --     --     --

-----------------------------------------------------------------------------
134 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006   2005   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                     $1.15  $1.15  $1.15  $1.15  $1.10  $1.05  $1.00
Accumulation unit value at end of period                                           $1.17  $1.15  $1.15  $1.15  $1.15  $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)            2,023  2,009  2,283  2,513  2,555  1,473    328
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                     $1.32  $1.27  $1.07  $0.79  $1.00     --     --
Accumulation unit value at end of period                                           $1.57  $1.32  $1.27  $1.07  $0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)            2,461  2,507    735    158     35     --     --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                     $1.28  $1.25  $1.08  $1.00     --     --     --
Accumulation unit value at end of period                                           $1.46  $1.28  $1.25  $1.08     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            8,762  5,134    894     37     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.58  $1.38  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $2.15  $1.58  $1.38     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              150  75        15     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                     $1.44  $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.95  $1.44  $1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            2,562  1,712    264     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.27  $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period                                           $1.35  $1.27  $1.16     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,545  1,215    162     --     --     --     --

-----------------------------------------------------------------------------
135 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                 2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.52         $1.46         $1.35         $1.00
Accumulation unit value at end of period                                           $1.68         $1.52         $1.46         $1.35
Number of accumulation units outstanding at end of period (000 omitted)              164           179           110            27
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.64         $1.53         $1.35         $1.00
Accumulation unit value at end of period                                           $1.88         $1.64         $1.53         $1.35
Number of accumulation units outstanding at end of period (000 omitted)               32            32            33             1
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.13         $1.08         $1.00            --
Accumulation unit value at end of period                                           $1.23         $1.13         $1.08            --
Number of accumulation units outstanding at end of period (000 omitted)               35            38            13            --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                     $1.25         $1.23         $1.15         $1.00
Accumulation unit value at end of period                                           $1.37         $1.25         $1.23         $1.15
Number of accumulation units outstanding at end of period (000 omitted)               45            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                     $1.48         $1.44         $1.32         $1.00
Accumulation unit value at end of period                                           $1.70         $1.48         $1.44         $1.32
Number of accumulation units outstanding at end of period (000 omitted)               31            31            30            47
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $1.37         $1.19         $1.00            --
Accumulation unit value at end of period                                           $1.81         $1.37         $1.19            --
Number of accumulation units outstanding at end of period (000 omitted)            1,131           914           344            --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.05         $1.05         $1.00            --
Accumulation unit value at end of period                                           $1.04         $1.05         $1.05            --
Number of accumulation units outstanding at end of period (000 omitted)            2,234         2,258           901            --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.24         $1.12         $1.00            --
Accumulation unit value at end of period                                           $1.52         $1.24         $1.12            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.06         $1.06         $1.00            --
Accumulation unit value at end of period                                           $1.01         $1.06         $1.06            --
Number of accumulation units outstanding at end of period (000 omitted)              529           219            46            --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.12         $1.09         $1.00            --
Accumulation unit value at end of period                                           $1.30         $1.12         $1.09            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                     $1.00            --            --            --
Accumulation unit value at end of period                                           $1.06            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)              175            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                     $1.21         $1.17         $1.00            --
Accumulation unit value at end of period                                           $1.41         $1.21         $1.17            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.21         $1.13         $1.00            --
Accumulation unit value at end of period                                           $1.28         $1.21         $1.13            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.04         $1.03         $1.00            --
Accumulation unit value at end of period                                           $1.07         $1.04         $1.03            --
Number of accumulation units outstanding at end of period (000 omitted)              395           227            90            --

-----------------------------------------------------------------------------
136 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.05         $1.03         $1.00            --
Accumulation unit value at end of period                                           $1.20         $1.05         $1.03            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.25         $1.14         $1.00            --
Accumulation unit value at end of period                                           $1.50         $1.25         $1.14            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                     $1.68         $1.47         $1.30         $1.00
Accumulation unit value at end of period                                           $1.84         $1.68         $1.47         $1.30
Number of accumulation units outstanding at end of period (000 omitted)            2,760         1,602           814           205
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                     $1.40         $1.35         $1.34         $1.00
Accumulation unit value at end of period                                           $1.47         $1.40         $1.35         $1.34
Number of accumulation units outstanding at end of period (000 omitted)               13            21             7             5
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.03         $1.03         $1.00            --
Accumulation unit value at end of period                                           $1.05         $1.03         $1.03            --
Number of accumulation units outstanding at end of period (000 omitted)              282           242            11            --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                     $1.96         $1.69         $1.38         $1.00
Accumulation unit value at end of period                                           $2.16         $1.96         $1.69         $1.38
Number of accumulation units outstanding at end of period (000 omitted)              488           330           213           143
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                     $1.89         $1.62         $1.46         $1.00
Accumulation unit value at end of period                                           $2.18         $1.89         $1.62         $1.46
Number of accumulation units outstanding at end of period (000 omitted)              445           418           246             5
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.12         $1.12         $1.00            --
Accumulation unit value at end of period                                           $1.30         $1.12         $1.12            --
Number of accumulation units outstanding at end of period (000 omitted)              404           324           151            --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.11         $1.09         $1.00            --
Accumulation unit value at end of period                                           $1.27         $1.11         $1.09            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                     $1.55         $1.50         $1.37         $1.00
Accumulation unit value at end of period                                           $1.65         $1.55         $1.50         $1.37
Number of accumulation units outstanding at end of period (000 omitted)               --             7            --             5
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                     $1.50         $1.38         $1.25         $1.00
Accumulation unit value at end of period                                           $1.75         $1.50         $1.38         $1.25
Number of accumulation units outstanding at end of period (000 omitted)              611           526           516           349
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.10         $1.16         $1.00            --
Accumulation unit value at end of period                                           $1.22         $1.10         $1.16            --
Number of accumulation units outstanding at end of period (000 omitted)            1,468           826           291            --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $1.20         $1.12         $1.00            --
Accumulation unit value at end of period                                           $1.43         $1.20         $1.12            --
Number of accumulation units outstanding at end of period (000 omitted)                9             9             6            --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.32         $1.19         $1.00            --
Accumulation unit value at end of period                                           $1.51         $1.32         $1.19            --
Number of accumulation units outstanding at end of period (000 omitted)              978           575           248            --

-----------------------------------------------------------------------------
137 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                     $1.34         $1.31         $1.22         $1.00
Accumulation unit value at end of period                                           $1.41         $1.34         $1.31         $1.22
Number of accumulation units outstanding at end of period (000 omitted)                2             2             2             2
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                     $1.43         $1.39         $1.33         $1.00
Accumulation unit value at end of period                                           $1.59         $1.43         $1.39         $1.33
Number of accumulation units outstanding at end of period (000 omitted)               24            22            21            --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                     $1.28         $1.27         $1.17         $1.00
Accumulation unit value at end of period                                           $1.40         $1.28         $1.27         $1.17
Number of accumulation units outstanding at end of period (000 omitted)              531           435           401           240
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                     $1.90         $1.66         $1.30         $1.00
Accumulation unit value at end of period                                           $2.44         $1.90         $1.66         $1.30
Number of accumulation units outstanding at end of period (000 omitted)               89            94            97            12
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.41         $1.37         $1.31         $1.00
Accumulation unit value at end of period                                           $1.49         $1.41         $1.37         $1.31
Number of accumulation units outstanding at end of period (000 omitted)              314           284           126            59
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.90         $1.70         $1.46         $1.00
Accumulation unit value at end of period                                           $2.19         $1.90         $1.70         $1.46
Number of accumulation units outstanding at end of period (000 omitted)               42            15            12             4
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.81         $1.68         $1.44         $1.00
Accumulation unit value at end of period                                           $2.04         $1.81         $1.68         $1.44
Number of accumulation units outstanding at end of period (000 omitted)               30            40            33            29
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.14         $1.14         $1.07         $1.00
Accumulation unit value at end of period                                           $1.20         $1.14         $1.14         $1.07
Number of accumulation units outstanding at end of period (000 omitted)            2,256         1,716           851           141
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.38         $1.25         $1.19         $1.00
Accumulation unit value at end of period                                           $1.40         $1.38         $1.25         $1.19
Number of accumulation units outstanding at end of period (000 omitted)              167           158           148            10
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.69         $1.53         $1.34         $1.00
Accumulation unit value at end of period                                           $2.12         $1.69         $1.53         $1.34
Number of accumulation units outstanding at end of period (000 omitted)               53            51            54            41
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.24         $1.18         $1.00            --
Accumulation unit value at end of period                                           $1.43         $1.24         $1.18            --
Number of accumulation units outstanding at end of period (000 omitted)              263             6             3            --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.70         $1.54         $1.32         $1.00
Accumulation unit value at end of period                                           $1.76         $1.70         $1.54         $1.32
Number of accumulation units outstanding at end of period (000 omitted)                2             2             2            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (1/29/2003)
Accumulation unit value at beginning of period                                     $0.98         $0.98         $0.99         $1.00
Accumulation unit value at end of period                                           $1.01         $0.98         $0.98         $0.99
Number of accumulation units outstanding at end of period (000 omitted)               91            70           179            55
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(R) VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2006 WERE 2.67% AND 2.71%, RESPECTIVELY.
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $1.05         $1.05         $1.02         $1.00
Accumulation unit value at end of period                                           $1.07         $1.05         $1.05         $1.02
Number of accumulation units outstanding at end of period (000 omitted)              547           165           169            63

-----------------------------------------------------------------------------
138 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $1.86         $1.67         $1.44         $1.00
Accumulation unit value at end of period                                           $2.18         $1.86         $1.67         $1.44
Number of accumulation units outstanding at end of period (000 omitted)            1,033           512            31             9
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.53         $1.17         $1.00            --
Accumulation unit value at end of period                                           $2.02         $1.53         $1.17            --
Number of accumulation units outstanding at end of period (000 omitted)              594           469           225            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00            --            --            --
Accumulation unit value at end of period                                           $1.02            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)            1,411            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $1.38         $1.29         $1.22         $1.00
Accumulation unit value at end of period                                           $1.50         $1.38         $1.29         $1.22
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.10         $1.08         $1.00            --
Accumulation unit value at end of period                                           $1.20         $1.10         $1.08            --
Number of accumulation units outstanding at end of period (000 omitted)            1,551           960           372            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                     $1.11         $1.09         $1.00            --
Accumulation unit value at end of period                                           $1.18         $1.11         $1.09            --
Number of accumulation units outstanding at end of period (000 omitted)              103            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.27         $1.14         $1.00            --
Accumulation unit value at end of period                                           $1.55         $1.27         $1.14            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.10         $1.05         $1.00            --
Accumulation unit value at end of period                                           $1.24         $1.10         $1.05            --
Number of accumulation units outstanding at end of period (000 omitted)            1,183         1,307           818            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.13         $1.10         $1.00            --
Accumulation unit value at end of period                                           $1.32         $1.13         $1.10            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $1.45         $1.35         $1.26         $1.00
Accumulation unit value at end of period                                           $1.43         $1.45         $1.35         $1.26
Number of accumulation units outstanding at end of period (000 omitted)              158           161           118            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $1.42         $1.39         $1.28         $1.00
Accumulation unit value at end of period                                           $1.61         $1.42         $1.39         $1.28
Number of accumulation units outstanding at end of period (000 omitted)               38            48            30            22
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                     $1.08         $1.10         $1.00            --
Accumulation unit value at end of period                                           $1.23         $1.08         $1.10            --
Number of accumulation units outstanding at end of period (000 omitted)               --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $0.98         $0.98         $0.99         $1.00
Accumulation unit value at end of period                                           $1.00         $0.98         $0.98         $0.99
Number of accumulation units outstanding at end of period (000 omitted)              641           492           399           234
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                     $1.71         $1.64         $1.40         $1.00
Accumulation unit value at end of period                                           $2.02         $1.71         $1.64         $1.40
Number of accumulation units outstanding at end of period (000 omitted)              648           720           337             3

-----------------------------------------------------------------------------
139 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                     $1.53         $1.50         $1.30         $1.00
Accumulation unit value at end of period                                           $1.75         $1.53         $1.50         $1.30
Number of accumulation units outstanding at end of period (000 omitted)            1,995         1,445           538            25
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.57         $1.37         $1.00            --
Accumulation unit value at end of period                                           $2.13         $1.57         $1.37            --
Number of accumulation units outstanding at end of period (000 omitted)               16            17             6            --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                     $1.43         $1.20         $1.00            --
Accumulation unit value at end of period                                           $1.93         $1.43         $1.20            --
Number of accumulation units outstanding at end of period (000 omitted)              184           128            28            --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.26         $1.15         $1.00            --
Accumulation unit value at end of period                                           $1.33         $1.26         $1.15            --
Number of accumulation units outstanding at end of period (000 omitted)              615           523           221            --

-----------------------------------------------------------------------------
140 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts .................... p. 3
Rating Agencies ................................ p. 4
Revenues Received During Calendar Year 2006 .... p. 4
Principal Underwriter .......................... p. 5
Independent Registered Public Accounting Firm .. p. 5
Condensed Financial Information (Unaudited) .... p. 6
Financial Statements

-----------------------------------------------------------------------------
141 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

RIVERSOURCE [LOGO](SM)
ANNUITIES

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

           RiverSource Distributors,Inc. (Distributor),Member NASD. Insurance and annuity products are issued by RiverSource
                            Life Insurance Company.

            (C)2007 Ameriprise Financial, Inc. All rights reserved.

45300 G (5/07)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY


               RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY
                 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY
                   RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY
                RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY
                 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY
                   RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY
               RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY
               RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY
           RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY
                  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY
               RIVERSOURCE(R) PERSONAL PORTFOLIO VARIABLE ANNUITY
             RIVERSOURCE(R) PERSONAL PORTFOLIO PLUS VARIABLE ANNUITY
           RIVERSOURCE(R) PERSONAL PORTFOLIO PLUS(2) VARIABLE ANNUITY
                    RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY
                    RIVERSOURCE(R) PLATINUM VARIABLE ANNUITY
                    RIVERSOURCE(R) PREFERRED VARIABLE ANNUITY
                    RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY
                RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY
                  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY
              RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY


                     WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY
                 WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY
                 WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY
             WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY
             WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT


           (previously American Enterprise Variable Annuity Account)

                                  MAY 1, 2007

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS

Calculating Annuity Payouts                                                 p. 3
Rating Agencies                                                             p. 4


Revenues Received During Calendar Year 2006                                 p. 4


Principal Underwriter                                                       p. 5


Independent Registered Public Accounting Firm                               p. 5

Condensed Financial Information (Unaudited)                                 p. 6


Financial Statements

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.


2 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance
Standard & Poor's                                       www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2006


The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                          $14,119,393.11
Wanger Advisors Trust                                            $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust       $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                    $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.            $ 6,935,380.14
AIM Variable Insurance Funds                                     $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                           $ 6,192,884.80
Oppenheimer Variable Account Funds                               $ 5,619,718.04
Van Kampen Life Investment Trust                                 $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                              $ 3,669,262.58
Putnam Variable Trust                                            $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                       $ 1,839,774.87
Evergreen Variable Annuity Trust                                 $ 1,525,346.92
Credit Suisse Trust                                              $ 1,417,351.20
Janus Aspen Series                                               $ 1,336,421.58
Lazard Retirement Series, Inc.                                   $ 1,320,263.36
Columbia Funds Variable Insurance Trust                          $ 1,225,769.87
Third Avenue Variable Series Trust                               $   988,460.13
Royce Capital Fund                                               $   812,542.64
Pioneer Variable Contracts Trust                                 $   433,483.35
PIMCO Variable Insurance Trust                                   $   319,348.24
The Universal Institutional Funds, Inc.                          $   208,788.04
Calvert Variable Series, Inc.                                    $   201,270.34
Neuberger Berman Advisers Management Trust                       $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund   $   143,753.64
STI Classic Variable Trust                                       $    38,512.36
Premier VIT                                                      $    13,581.86
Baron Capital Funds Trust                                        $     7,097.88
J.P. Morgan Series Trust II                                      $     4,376.19
Legg Mason Partners Variable Portfolios                          $       885.00



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.



4 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $290,026,122; 2005: $197,139,903;
and 2004: $122,265,642. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of the RiverSource Variable Annuity Account which includes Evergreen Essential(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Evergreen Pathways(SM) Select Variable Annuity, Evergreen Privilege(SM) Variable Annuity, RiverSource(R) AccessChoice Select Variable Annuity, RiverSource(R) Endeavor Select Variable Annuity, RiverSource(R) FlexChoice Variable Annuity, RiverSource(R) FlexChoice Select Variable Annuity, RiverSource(R) Galaxy Premier Variable Annuity, RiverSource(R) Innovations Variable Annuity, RiverSource(R) Innovations Select Variable Annuity, RiverSource(R) Innovations Classic Variable Annuity, RiverSource(R) Innovations Classic Select Variable Annuity, RiverSource(R) New Solutions Variable Annuity, RiverSource(R) Personal Portfolio Variable Annuity, RiverSource(R) Personal Portfolio Plus Variable Annuity, RiverSource(R) Personal Portfolio Plus2 Variable Annuity, RiverSource(R) Pinnacle Variable Annuity, RiverSource(R) Platinum Variable Annuity, RiverSource(R) Preferred Variable Annuity, RiverSource(R) Signature Variable Annuity, RiverSource(R) Signature Select Variable Annuity, RiverSource(R) Signature One Variable Annuity, RiverSource(R) Signature One Select Variable Annuity, Wells Fargo Advantage Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, Wells Fargo Advantage(R) Builder Variable Annuity, Wells Fargo Advantage(R) Builder Select Variable Annuity, Wells Fargo Advantage Choice(SM) Variable Annuity, and Wells Fargo Advantage Choice(SM) Select Variable Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 5

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001   2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.15  $ 1.10  $ 1.00  $ 0.76  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.28  $ 1.15  $ 1.10  $ 1.00  $ 0.76     --     --
Number of accumulation units outstanding at end of period (000 omitted)     813     843     909     623     113     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.75  $ 0.70  $ 0.66  $ 0.52  $ 0.69  $0.91  $1.00
Accumulation unit value at end of period                                 $ 0.79  $ 0.75  $ 0.70  $ 0.66  $ 0.52  $0.69  $0.91
Number of accumulation units outstanding at end of period (000 omitted)     299     337     331     410     506    646     12
*AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES MERGED INTO AIM V.I.
CAPITAL APPRECIATION FUND, SERIES I SHARES ON NOV. 3, 2006.
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.40  $ 1.30  $ 1.24  $ 0.97  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.47  $ 1.40  $ 1.30  $ 1.24  $ 0.97     --     --
Number of accumulation units outstanding at end of period (000 omitted)      11      11      11      12      --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.24  $ 1.15  $ 1.00  $ 0.75  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.43  $ 1.24  $ 1.15  $ 1.00  $ 0.75     --     --
Number of accumulation units outstanding at end of period (000 omitted)      59      56      51      62      30     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                 $ 1.08      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     254      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                 $ 1.08      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      24      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.18  $ 1.15  $ 1.07  $ 0.91  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.30  $ 1.18  $ 1.15  $ 1.07  $ 0.91     --     --
Number of accumulation units outstanding at end of period (000 omitted)      86      66      29      38       9     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.45  $ 0.44  $ 0.42  $ 0.30  $ 0.51  $0.69  $1.00
Accumulation unit value at end of period                                 $ 0.48  $ 0.45  $ 0.44  $ 0.42  $ 0.30  $0.51  $0.69
Number of accumulation units outstanding at end of period (000 omitted)     482     552     588     655     372    364     44
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.07  $ 0.97  $ 0.74  $ 0.97  $0.97  $1.00
Accumulation unit value at end of period                                 $ 1.28  $ 1.11  $ 1.07  $ 0.97  $ 0.74  $0.97  $0.97
Number of accumulation units outstanding at end of period (000 omitted)   1,482   1,471   1,573   1,510   1,341    640     31
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.67  $ 0.59  $ 0.55  $ 0.45  $ 0.65  $0.80  $1.00
Accumulation unit value at end of period                                 $ 0.66  $ 0.67  $ 0.59  $ 0.55  $ 0.45  $0.65  $0.80
Number of accumulation units outstanding at end of period (000 omitted)     934     882     881     893   1,003    741     47
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.20  $ 1.14  $ 1.00  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.36  $ 1.25  $ 1.20  $ 1.14  $ 1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)      59      48      40      30      10     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.10  $ 1.07  $ 1.04  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.14  $ 1.11  $ 1.10  $ 1.07  $ 1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)     971     927     861     792     241     --     --
-----------------------------------------------------------------------------------------------------------------------------



6 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001   2000
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.14  $ 1.06  $ 0.98  $ 0.76   $0.91  $1.04  $1.00
Accumulation unit value at end of period                                 $ 1.28  $ 1.14  $ 1.06  $ 0.98   $0.76  $0.91  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      76      85     109      78      92     83     25
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.43  $ 1.33  $ 1.23  $ 0.96   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.59  $ 1.43  $ 1.33  $ 1.23   $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)     584     567     267     152       3     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.60  $ 1.52  $ 1.35  $ 0.99   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.76  $ 1.60  $ 1.52  $ 1.35   $0.99     --     --
Number of accumulation units outstanding at end of period (000 omitted)     107     109      74      36       8     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.30  $ 1.30  $ 1.21  $ 1.04   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.40  $ 1.30  $ 1.30  $ 1.21   $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)     294     297     327     252      95     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                           $ 1.42  $ 1.23  $ 1.05  $ 1.00      --     --     --
Accumulation unit value at end of period                                 $ 1.73  $ 1.42  $ 1.23  $ 1.05      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     180     142     109      57      --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.63  $ 1.42  $ 1.21  $ 0.93   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.98  $ 1.63  $ 1.42  $ 1.21   $0.93     --     --
Number of accumulation units outstanding at end of period (000 omitted)     327     333     336     225      31     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.77  $ 0.75  $ 0.71  $ 0.51   $0.69  $0.82  $1.00
Accumulation unit value at end of period                                 $ 0.81  $ 0.77  $ 0.75  $ 0.71   $0.51  $0.69  $0.82
Number of accumulation units outstanding at end of period (000 omitted)     256     264     332     414     338    422     97
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.41  $ 1.33  $ 0.96   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.52  $ 1.45  $ 1.41  $ 1.33   $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)     462     480     368     237      86     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.99  $ 1.81  $ 1.52  $ 1.19   $1.37  $1.17  $1.00
Accumulation unit value at end of period                                 $ 2.39  $ 1.99  $ 1.81  $ 1.52   $1.19  $1.37  $1.17
Number of accumulation units outstanding at end of period (000 omitted)     362     362     382     371     346     69     10
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.59  $ 1.45  $ 1.22  $ 0.95   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.91  $ 1.59  $ 1.45  $ 1.22   $0.95     --     --
Number of accumulation units outstanding at end of period (000 omitted)     667     696     581     380      75     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.53  $ 1.55  $ 1.45  $ 1.25   $1.09  $1.04  $1.00
Accumulation unit value at end of period                                 $ 1.60  $ 1.53  $ 1.55  $ 1.45   $1.25  $1.09  $1.04
Number of accumulation units outstanding at end of period (000 omitted)     259     292     281     274     103     79     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.31  $ 1.34  $ 1.25  $ 1.08   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.37  $ 1.31  $ 1.34  $ 1.25   $1.08     --     --
Number of accumulation units outstanding at end of period (000 omitted)     465     487     470     285      --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.10  $ 0.96  $ 0.76   $0.85  $0.97  $1.00
Accumulation unit value at end of period                                 $ 1.41  $ 1.27  $ 1.10  $ 0.96   $0.76  $0.85  $0.97
Number of accumulation units outstanding at end of period (000 omitted)     953   1,030     993     957     633    232      4
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.25  $ 1.10  $ 0.86   $1.00     --     --
Accumulation unit value at end of period                                 $ 1.59  $ 1.44  $ 1.25  $ 1.10   $0.86     --     --
Number of accumulation units outstanding at end of period (000 omitted)   2,032   2,013   1,844   1,212     209     --     --
-----------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002    2001   2000
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                              $ 1.05  $ 1.00  $ 0.98  $ 0.75  $ 1.00     --     --
Accumulation unit value at end of period                                    $ 1.10  $ 1.05  $ 1.00  $ 0.98  $ 0.75     --     --
Number of accumulation units outstanding at end of period (000 omitted)        130     135     139     127      18     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                              $ 1.02  $ 1.01  $ 0.93  $ 0.74  $ 0.72  $0.83  $1.00
Accumulation unit value at end of period                                    $ 1.12  $ 1.02  $ 1.01  $ 0.93  $ 0.74  $0.72  $0.83
Number of accumulation units outstanding at end of period (000 omitted)        215     219     215     204     114    104      4
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                              $ 2.04  $ 1.75  $ 1.41  $ 1.03  $ 1.16  $1.21  $1.00
Accumulation unit value at end of period                                    $ 2.28  $ 2.04  $ 1.75  $ 1.41  $ 1.03  $1.16  $1.21
Number of accumulation units outstanding at end of period (000 omitted)        657     667     728     693     699    468     23
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                              $ 1.68  $ 1.43  $ 1.16  $ 0.85  $ 1.00     --     --
Accumulation unit value at end of period                                    $ 1.86  $ 1.68  $ 1.43  $ 1.16  $ 0.85     --     --
Number of accumulation units outstanding at end of period (000 omitted)        841     769     737     543      94     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                              $ 1.41  $ 1.20  $ 1.07  $ 0.75  $ 1.00     --     --
Accumulation unit value at end of period                                    $ 1.64  $ 1.41  $ 1.20  $ 1.07  $ 0.75     --     --
Number of accumulation units outstanding at end of period (000 omitted)        159     108      64      53      23     --     --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (5/21/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                              $ 1.84  $ 1.64  $ 1.26  $ 0.93  $ 1.00     --     --
Accumulation unit value at end of period                                    $ 2.20  $ 1.84  $ 1.64  $ 1.26  $ 0.93     --     --
Number of accumulation units outstanding at end of period (000 omitted)        130     125      99      68      14     --     --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                              $ 1.38  $ 1.28  $ 1.05  $ 0.80  $ 1.00     --     --
Accumulation unit value at end of period                                    $ 1.60  $ 1.38  $ 1.28  $ 1.05  $ 0.80     --     --
Number of accumulation units outstanding at end of period (000 omitted)        313     315     231     169      24     --     --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                              $ 0.83  $ 0.80  $ 0.72  $ 0.53  $ 0.75  $0.90  $1.00
Accumulation unit value at end of period                                    $ 0.89  $ 0.83  $ 0.80  $ 0.72  $ 0.53  $0.75  $0.90
Number of accumulation units outstanding at end of period (000 omitted)        877     916     978     712     656    312     52
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                              $ 1.53  $ 1.40  $ 1.25  $ 1.01  $ 1.16  $1.09  $1.00
Accumulation unit value at end of period                                    $ 1.79  $ 1.53  $ 1.40  $ 1.25  $ 1.01  $1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)      3,435   3,555   3,640   2,566     753     61     21
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                              $ 1.85  $ 1.47  $ 1.19  $ 0.79  $ 0.80  $0.87  $1.00
Accumulation unit value at end of period                                    $ 2.35  $ 1.85  $ 1.47  $ 1.19  $ 0.79  $0.80  $0.87
Number of accumulation units outstanding at end of period (000 omitted)         22      10       6      --       9      9     --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                              $ 1.14  $ 1.05  $ 0.89  $ 0.68  $ 0.85  $1.02  $1.00
Accumulation unit value at end of period                                    $ 1.38  $ 1.14  $ 1.05  $ 0.89  $ 0.68  $0.85  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      1,146   1,113   1,058     734     513    324     22
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                              $ 0.68  $ 0.66  $ 0.61  $ 0.50  $ 0.71  $0.95  $1.00
Accumulation unit value at end of period                                    $ 0.72  $ 0.68  $ 0.66  $ 0.61  $ 0.50  $0.71  $0.95
Number of accumulation units outstanding at end of period (000 omitted)        419     500     482     515     421    326      3
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                              $ 0.92  $ 0.89  $ 0.84  $ 0.64  $ 0.95  $1.01  $1.00
Accumulation unit value at end of period                                    $ 1.03  $ 0.92  $ 0.89  $ 0.84  $ 0.64  $0.95  $1.01
Number of accumulation units outstanding at end of period (000 omitted)        454     474     495     388     165    115     27
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                              $ 1.33  $ 1.31  $ 1.19  $ 1.04  $ 1.10  $1.12  $1.00
Accumulation unit value at end of period                                    $ 1.47  $ 1.33  $ 1.31  $ 1.19  $ 1.04  $1.10  $1.12
Number of accumulation units outstanding at end of period (000 omitted)      3,243   3,188   2,934   2,457   1,585    792     45
--------------------------------------------------------------------------------------------------------------------------------



8 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                            2006    2005    2004    2003   2002   2001   2000
--------------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.74  $ 1.51  $ 1.17  $0.87  $1.00     --     --
Accumulation unit value at end of period                                      $ 2.26  $ 1.74  $ 1.51  $1.17  $0.87     --     --
Number of accumulation units outstanding at end of period (000 omitted)          124      98      53     40     --     --     --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.11  $ 1.07  $ 1.01  $0.78  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.19  $ 1.11  $ 1.07  $1.01  $0.78     --     --
Number of accumulation units outstanding at end of period (000 omitted)          339     399     377    130      9     --     --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.44  $ 1.28  $ 1.09  $0.77  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.68  $ 1.44  $ 1.28  $1.09  $0.77     --     --
Number of accumulation units outstanding at end of period (000 omitted)          376     391     303    154     25     --     --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.28  $ 1.27  $ 1.18  $0.96  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.38  $ 1.28  $ 1.27  $1.18  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)          402     397     349    301     18     --     --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.45  $ 1.34  $ 1.13  $0.79  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.65  $ 1.45  $ 1.34  $1.13  $0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)          248     220     170    121     33     --     --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.31  $ 1.29  $ 1.20  $1.04  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.39  $ 1.31  $ 1.29  $1.20  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,600   1,586   1,442    995     38     --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                $ 1.15  $ 1.10  $ 1.00  $0.79  $0.99  $1.07  $1.00
Accumulation unit value at end of period                                      $ 1.32  $ 1.15  $ 1.10  $1.00  $0.79  $0.99  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          343     383     455    530    379    287     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                $ 1.36  $ 1.21  $ 1.14  $0.98  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.38  $ 1.36  $ 1.21  $1.14  $0.98     --     --
Number of accumulation units outstanding at end of period (000 omitted)           27      28      22     20     --     --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.29  $ 1.17  $ 1.01  $0.80  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.64  $ 1.29  $ 1.17  $1.01  $0.80     --     --
Number of accumulation units outstanding at end of period (000 omitted)          419     350     360    178     33     --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                $ 0.79  $ 0.68  $ 0.60  $0.46  $0.53  $0.76  $1.00
Accumulation unit value at end of period                                      $ 0.99  $ 0.79  $ 0.68  $0.60  $0.46  $0.53  $0.76
Number of accumulation units outstanding at end of period (000 omitted)          238     250     217    209    232    199     63
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                $ 1.11  $ 1.07  $ 1.00  $0.81  $1.00     --     --
Accumulation unit value at end of period                                      $ 1.22  $ 1.11  $ 1.07  $1.00  $0.81     --     --
Number of accumulation units outstanding at end of period (000 omitted)            3       3       6      4      1     --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                $ 0.71  $ 0.64  $ 0.55  $0.42  $0.60  $0.92  $1.00
Accumulation unit value at end of period                                      $ 0.75  $ 0.71  $ 0.64  $0.55  $0.42  $0.60  $0.92
Number of accumulation units outstanding at end of period (000 omitted)          285     280     279    233    163    265     35
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
Accumulation unit value at beginning of period                                $ 0.99  $ 0.97  $ 0.89  $0.75  $0.87  $0.98  $1.00
Accumulation unit value at end of period                                      $ 1.13  $ 0.99  $ 0.97  $0.89  $0.75  $0.87  $0.98
Number of accumulation units outstanding at end of period (000 omitted)           58      73      48     49     39    116     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                $ 1.07  $ 1.05  $ 1.05  $1.06  $1.06  $1.03  $1.00
Accumulation unit value at end of period                                      $ 1.10  $ 1.07  $ 1.05  $1.05  $1.06  $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          646     695     691    813    697    554     53
--------------------------------------------------------------------------------------------------------------------------------



                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2006    2005    2004    2003   2002   2001   2000
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.11  $ 1.08  $1.04  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.16  $ 1.13  $ 1.11  $1.08  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,120   1,133   1,115    572     63     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period                                    $ 1.44  $ 1.28  $ 1.10  $0.78  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.71  $ 1.44  $ 1.28  $1.10  $0.78     --     --
Number of accumulation units outstanding at end of period (000 omitted)              367     326     294    140     26     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.05  $ 0.98  $0.81  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.24  $ 1.13  $ 1.05  $0.98  $0.81     --     --
Number of accumulation units outstanding at end of period (000 omitted)               33      24      28     24     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/17/2006)
Accumulation unit value at beginning of period                                    $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period                                          $ 1.08      --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              377      --      --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                                    $ 1.46  $ 1.33  $ 1.24  $1.02  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.44  $ 1.46  $ 1.33  $1.24  $1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)                1       1       1      1     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                                    $ 0.88  $ 0.85  $ 0.78  $0.61  $0.80  $0.92  $1.00
Accumulation unit value at end of period                                          $ 1.00  $ 0.88  $ 0.85  $0.78  $0.61  $0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)              811     799     771    748    360    112      7
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(5/30/2000)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.17  $ 1.17  $1.17  $1.11  $1.06  $1.00
Accumulation unit value at end of period                                          $ 1.21  $ 1.18  $ 1.17  $1.17  $1.17  $1.11  $1.06
Number of accumulation units outstanding at end of period (000 omitted)              861     873     916    849    645     30     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period                                    $ 1.41  $ 1.36  $ 1.16  $0.79  $0.96  $1.04  $1.00
Accumulation unit value at end of period                                          $ 1.56  $ 1.41  $ 1.36  $1.16  $0.79  $0.96  $1.04
Number of accumulation units outstanding at end of period (000 omitted)               22      23      26     15     14      2      2
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period                                    $ 1.34  $ 1.28  $ 1.08  $0.79  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.59  $ 1.34  $ 1.28  $1.08  $0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)               78      77      86     54     21     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                    $ 1.25  $ 1.28  $ 1.21  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.37  $ 1.25  $ 1.28  $1.21     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                5       5       5     14     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                                    $ 1.89  $ 1.69  $ 1.43  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 2.33  $ 1.89  $ 1.69  $1.43     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                5       3       1      1     --     --     --
* STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                                    $ 1.06  $ 1.05  $ 1.01  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.09  $ 1.06  $ 1.05  $1.01     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                7      12      13     13     --     --     --
* STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                    $ 1.57  $ 1.46  $ 1.29  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.81  $ 1.57  $ 1.46  $1.29     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               36      40      43     26     --     --     --
------------------------------------------------------------------------------------------------------------------------------------



10 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2006   2005   2004   2003   2002  2001  2000
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                    $1.48  $1.44  $1.26  $1.00     --   --    --
Accumulation unit value at end of period                                          $1.79  $1.48  $1.44  $1.26     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)              10     10      8      8     --   --    --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                    $1.72  $1.52  $1.32  $1.00     --   --    --
Accumulation unit value at end of period                                          $1.89  $1.72  $1.52  $1.32     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)               9      9     24      8     --   --    --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                    $1.92  $1.73  $1.41  $1.00     --   --    --
Accumulation unit value at end of period                                          $2.20  $1.92  $1.73  $1.41     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)              15     15     10     10     --   --    --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                    $1.52  $1.48  $1.27  $0.98  $1.00   --    --
Accumulation unit value at end of period                                          $1.75  $1.52  $1.48  $1.27  $0.98   --    --
Number of accumulation units outstanding at end of period (000 omitted)             125    144    139     57      1   --    --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                                    $1.49  $1.38  $1.22  $0.96  $1.00   --    --
Accumulation unit value at end of period                                          $1.72  $1.49  $1.38  $1.22  $0.96   --    --
Number of accumulation units outstanding at end of period (000 omitted)             329    325    275     74      2   --    --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                    $2.05  $1.77  $1.31  $0.96  $1.00   --    --
Accumulation unit value at end of period                                          $2.80  $2.05  $1.77  $1.31  $0.96   --    --
Number of accumulation units outstanding at end of period (000 omitted)              39     45     22     18     --   --    --
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                  2006
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                493
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                  3
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                              2,227
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                              4,219
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                              1,524
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                  5
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------



12 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                  2006
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                                950
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                              9,751
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                  5
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                859
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                              1,866
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                434
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                  6
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (5/1/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  1
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                  1
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                  2
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                              2,313
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                              3,787
----------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                  2006
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                  1
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                              3,150
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                  5
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                                  2
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 12
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                  1
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 20
----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                              3,108
----------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                              1,670
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                                      $ 1.00
Accumulation unit value at end of period                                                            $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 --
----------------------------------------------------------------------------------------------------------



14 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                        2006
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                       67
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                    8,562
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                    5,812
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                    1,590
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                    6,089
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                      761
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                    2,214
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                        2
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                        2006
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                      239
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                      278
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                      708
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                      369
------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                    5,339
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)                       46
------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                    2,127
------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                      306
------------------------------------------------------------------------------------------------



16 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                        2006
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                        1
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (5/1/2006)
Accumulation unit value at beginning of period                                            $ 1.00
Accumulation unit value at end of period                                                  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                    1,094
------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 17

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                     2006     2005     2004     2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                         $ 1.14   $ 1.10   $ 1.00   $ 0.76   $ 1.00       --      --
Accumulation unit value at end of period                               $ 1.28   $ 1.14   $ 1.10   $ 1.00   $ 0.76       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,968    4,260    4,314    3,443      711       --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period                         $ 0.74   $ 0.69   $ 0.65   $ 0.51   $ 0.68   $ 0.90   $1.00
Accumulation unit value at end of period                               $ 0.78   $ 0.74   $ 0.69   $ 0.65   $ 0.51   $ 0.68   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,948    1,735    2,151    2,361    2,237    1,995     160
*AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES MERGED
INTO AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES ON
NOV. 3, 2006.
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                         $ 1.39   $ 1.30   $ 1.23   $ 0.97   $ 1.00       --      --
Accumulation unit value at end of period                               $ 1.46   $ 1.39   $ 1.30   $ 1.23   $ 0.97       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             100      148      150       97       26       --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                         $ 1.23   $ 1.14   $ 1.00   $ 0.75   $ 1.00       --      --
Accumulation unit value at end of period                               $ 1.42   $ 1.23   $ 1.14   $ 1.00   $ 0.75       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             546      539      551      352       --       --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                         $ 1.00       --       --       --       --       --      --
Accumulation unit value at end of period                               $ 1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,847       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                         $ 1.00       --       --       --       --       --      --
Accumulation unit value at end of period                               $ 1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             114       --       --       --       --       --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B)
(5/21/2002)
Accumulation unit value at beginning of period                         $ 1.17   $ 1.15   $ 1.06   $ 0.91   $ 1.00       --      --
Accumulation unit value at end of period                               $ 1.30   $ 1.17   $ 1.15   $ 1.06   $ 0.91       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             522      469      424      284       41       --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(5/30/2000)
Accumulation unit value at beginning of period                         $ 0.45   $ 0.44   $ 0.42   $ 0.29   $ 0.51   $ 0.69   $1.00
Accumulation unit value at end of period                               $ 0.48   $ 0.45   $ 0.44   $ 0.42   $ 0.29   $ 0.51   $0.69
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,865    2,154    2,520    2,760    1,530    1,387     216
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(5/30/2000)
Accumulation unit value at beginning of period                         $ 1.10   $ 1.07   $ 0.97   $ 0.74   $ 0.96   $ 0.97   $1.00
Accumulation unit value at end of period                               $ 1.28   $ 1.10   $ 1.07   $ 0.97   $ 0.74   $ 0.96   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                           7,884    8,905    9,205    9,217    8,241    3,601      65
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
(5/30/2000)
Accumulation unit value at beginning of period                         $ 0.66   $ 0.58   $ 0.55   $ 0.45   $ 0.65   $ 0.80   $1.00
Accumulation unit value at end of period                               $ 0.65   $ 0.66   $ 0.58   $ 0.55   $ 0.45   $ 0.65   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,689    4,232    4,505    4,990    4,459    3,531     438
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                         $ 1.24   $ 1.20   $ 1.14   $ 1.00   $ 1.00       --      --
Accumulation unit value at end of period                               $ 1.35   $ 1.24   $ 1.20   $ 1.14   $ 1.00       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             251      251      315      259      132       --      --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                         $ 1.10   $ 1.09   $ 1.06   $ 1.04   $ 1.00       --      --
Accumulation unit value at end of period                               $ 1.14   $ 1.10   $ 1.09   $ 1.06   $ 1.04       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,259    3,419    3,566    2,882      892       --      --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                         $ 1.14   $ 1.05   $ 0.98   $ 0.76   $ 0.91   $ 1.04   $1.00
Accumulation unit value at end of period                               $ 1.27   $ 1.14   $ 1.05   $ 0.98   $ 0.76   $ 0.91   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                             630      679      408      271      297      153      18
----------------------------------------------------------------------------------------------------------------------------------



18 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.43   $ 1.33   $ 1.23   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.59   $ 1.43   $ 1.33   $ 1.23   $ 0.96       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             2,842    2,926    1,803    1,600       35       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.60   $ 1.52   $ 1.35   $ 0.99   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.75   $ 1.60   $ 1.52   $ 1.35   $ 0.99       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,033    1,059      819      723      173       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.30   $ 1.30   $ 1.21   $ 1.04   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.40   $ 1.30   $ 1.30   $ 1.21   $ 1.04       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,372    1,584    1,819    1,612      202       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                           $ 1.41   $ 1.23   $ 1.05   $ 1.00       --       --      --
Accumulation unit value at end of period                                 $ 1.72   $ 1.41   $ 1.23   $ 1.05       --       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                               954      759      526      478       --       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.62   $ 1.42   $ 1.21   $ 0.93   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.97   $ 1.62   $ 1.42   $ 1.21   $ 0.93       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             2,047    2,146    2,277    2,026      213       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.77   $ 0.75   $ 0.70   $ 0.51   $ 0.69   $ 0.82   $1.00
Accumulation unit value at end of period                                 $ 0.80   $ 0.77   $ 0.75   $ 0.70   $ 0.51   $ 0.69   $0.82
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,713    1,982    2,283    2,326    2,140    1,855     280
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.44   $ 1.41   $ 1.33   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.51   $ 1.44   $ 1.41   $ 1.33   $ 0.96       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             2,095    2,135    2,300    1,894      351       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.98   $ 1.80   $ 1.52   $ 1.18   $ 1.37   $ 1.17   $1.00
Accumulation unit value at end of period                                 $ 2.38   $ 1.98   $ 1.80   $ 1.52   $ 1.18   $ 1.37   $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,963    2,067    2,101    2,071    1,930      481      33
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.58   $ 1.45   $ 1.22   $ 0.95   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.90   $ 1.58   $ 1.45   $ 1.22   $ 0.95       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             2,316    2,457    2,527    1,817      482       --      --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.52   $ 1.55   $ 1.44   $ 1.25   $ 1.09   $ 1.04   $1.00
Accumulation unit value at end of period                                 $ 1.59   $ 1.52   $ 1.55   $ 1.44   $ 1.25   $ 1.09   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,838    1,720    1,543    1,496    1,118    1,187       8
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.31   $ 1.34   $ 1.25   $ 1.08   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.37   $ 1.31   $ 1.34   $ 1.25   $ 1.08       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             2,005    2,010    2,081    1,184      137       --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.27   $ 1.10   $ 0.96   $ 0.76   $ 0.84   $ 0.97   $1.00
Accumulation unit value at end of period                                 $ 1.40   $ 1.27   $ 1.10   $ 0.96   $ 0.76   $ 0.84   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                             5,829    6,143    6,012    5,522    4,717    2,028     189
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.44   $ 1.25   $ 1.09   $ 0.86   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.59   $ 1.44   $ 1.25   $ 1.09   $ 0.86       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             9,102    9,289    9,448    6,450      740       --      --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.04   $ 1.00   $ 0.98   $ 0.75   $ 1.00       --      --
Accumulation unit value at end of period                                 $ 1.10   $ 1.04   $ 1.00   $ 0.98   $ 0.75       --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             1,144    1,173    1,153      947      108       --      --
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 19

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                     2006     2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                        $  1.02  $  1.00  $  0.92  $  0.74  $ 0.72  $ 0.82  $1.00
Accumulation unit value at end of period                              $  1.12  $  1.02  $  1.00  $  0.92  $ 0.74  $ 0.72  $0.82
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,157    1,115    1,549    1,592   1,089     793     27
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                        $  2.03  $  1.74  $  1.41  $  1.03  $ 1.15  $ 1.21  $1.00
Accumulation unit value at end of period                              $  2.26  $  2.03  $  1.74  $  1.41  $ 1.03  $ 1.15  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                           3,631    3,999    4,304    4,411   4,180   2,134    134
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                        $  1.67  $  1.43  $  1.16  $  0.85  $ 1.00      --     --
Accumulation unit value at end of period                              $  1.86  $  1.67  $  1.43  $  1.16  $ 0.85      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           4,727    5,058    5,311    4,116     773      --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                        $  1.40  $  1.19  $  1.07  $  0.75  $ 1.00      --     --
Accumulation unit value at end of period                              $  1.63  $  1.40  $  1.19  $  1.07  $ 0.75      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             300      312      267      147      20      --     --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(5/21/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                        $  1.83  $  1.63  $  1.25  $  0.93  $ 1.00      --     --
Accumulation unit value at end of period                              $  2.19  $  1.83  $  1.63  $  1.25  $ 0.93      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             330      436      501      490      35      --     --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(5/21/2002)
Accumulation unit value at beginning of period                        $  1.38  $  1.28  $  1.04  $  0.80  $ 1.00      --     --
Accumulation unit value at end of period                              $  1.59  $  1.38  $  1.28  $  1.04  $ 0.80      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,508    1,645    1,681    1,294     127      --     --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(5/30/2000)
Accumulation unit value at beginning of period                        $  0.82  $  0.80  $  0.72  $  0.53  $ 0.75  $ 0.90  $1.00
Accumulation unit value at end of period                              $  0.89  $  0.82  $  0.80  $  0.72  $ 0.53  $ 0.75  $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                           4,937    5,648    5,959    5,563   4,074   2,165    202
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                        $  1.52  $  1.39  $  1.25  $  1.01  $ 1.16  $ 1.09  $1.00
Accumulation unit value at end of period                              $  1.78  $  1.52  $  1.39  $  1.25  $ 1.01  $ 1.16  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                          15,037   15,625   16,295   13,976   5,681   1,321      7
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
(5/30/2000)
Accumulation unit value at beginning of period                        $  1.84  $  1.46  $  1.19  $  0.78  $ 0.79  $ 0.87  $1.00
Accumulation unit value at end of period                              $  2.34  $  1.84  $  1.46  $  1.19  $ 0.78  $ 0.79  $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                             254      326      284      123      94      41      2
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                        $  1.14  $  1.04  $  0.89  $  0.68  $ 0.85  $ 1.02  $1.00
Accumulation unit value at end of period                              $  1.37  $  1.14  $  1.04  $  0.89  $ 0.68  $ 0.85  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                           5,634    5,619    5,752    4,506   2,059     887     --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                        $  0.68  $  0.66  $  0.61  $  0.50  $ 0.70  $ 0.95  $1.00
Accumulation unit value at end of period                              $  0.72  $  0.68  $  0.66  $  0.61  $ 0.50  $ 0.70  $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                           2,369    2,785    3,563    3,620   3,137   2,288     71
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                        $  0.92  $  0.88  $  0.84  $  0.64  $ 0.95  $ 1.01  $1.00
Accumulation unit value at end of period                              $  1.03  $  0.92  $  0.88  $  0.84  $ 0.64  $ 0.95  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                           1,559    1,655    1,701    1,414     569     317      7
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                        $  1.32  $  1.30  $  1.18  $  1.03  $ 1.10  $ 1.12  $1.00
Accumulation unit value at end of period                              $  1.46  $  1.32  $  1.30  $  1.18  $ 1.03  $ 1.10  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                          14,025   15,007   15,297   13,127   7,687   3,440     86
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                        $  1.74  $  1.51  $  1.17  $  0.87  $ 1.00      --     --
Accumulation unit value at end of period                              $  2.25  $  1.74  $  1.51  $  1.17  $ 0.87      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             602      485      495      284      23      --     --
-------------------------------------------------------------------------------------------------------------------------------



20 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.07  $ 1.01  $ 0.78  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.18  $ 1.11  $ 1.07  $ 1.01  $ 0.78      --     --
Number of accumulation units outstanding at end of period (000 omitted)   2,384   2,346   2,277   1,433     141      --     --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.27  $ 1.08  $ 0.77  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.67  $ 1.44  $ 1.27  $ 1.08  $ 0.77      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,300   1,086   1,182     786     123      --     --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.26  $ 1.18  $ 0.96  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.38  $ 1.28  $ 1.26  $ 1.18  $ 0.96      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,051   1,086   1,075     922     136      --     --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.34  $ 1.13  $ 0.79  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.64  $ 1.45  $ 1.34  $ 1.13  $ 0.79      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,209   1,280   1,417   1,150     199      --     --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.30  $ 1.29  $ 1.20  $ 1.04  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.38  $ 1.30  $ 1.29  $ 1.20  $ 1.04      --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,751   3,793   3,633   2,551     161      --     --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.14  $ 1.10  $ 1.00  $ 0.79  $ 0.99  $ 1.07  $1.00
Accumulation unit value at end of period                                 $ 1.31  $ 1.14  $ 1.10  $ 1.00  $ 0.79  $ 0.99  $1.07
Number of accumulation units outstanding at end of period (000 omitted)   2,148   2,381   2,608   2,620   1,991   1,166     31
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.21  $ 1.14  $ 0.98  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.38  $ 1.35  $ 1.21  $ 1.14  $ 0.98      --     --
Number of accumulation units outstanding at end of period (000 omitted)     390     400     428     307      31      --     --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.16  $ 1.01  $ 0.80  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.63  $ 1.29  $ 1.16  $ 1.01  $ 0.80      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,896   2,017   2,126   1,817     436      --     --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES
(5/30/2000)
Accumulation unit value at beginning of period                           $ 0.79  $ 0.67  $ 0.60  $ 0.46  $ 0.53  $ 0.76  $1.00
Accumulation unit value at end of period                                 $ 0.98  $ 0.79  $ 0.67  $ 0.60  $ 0.46  $ 0.53  $0.76
Number of accumulation units outstanding at end of period (000 omitted)     616     814     878     927     895   1,015     86
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.06  $ 1.00  $ 0.81  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.22  $ 1.11  $ 1.06  $ 1.00  $ 0.81      --     --
Number of accumulation units outstanding at end of period (000 omitted)     145     147     146     147      57      --     --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.71  $ 0.64  $ 0.55  $ 0.41  $ 0.60  $ 0.92  $1.00
Accumulation unit value at end of period                                 $ 0.74  $ 0.71  $ 0.64  $ 0.55  $ 0.41  $ 0.60  $0.92
Number of accumulation units outstanding at end of period (000 omitted)   1,713   1,945   2,276   2,615   2,476   2,325    216
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.99  $ 0.96  $ 0.89  $ 0.75  $ 0.87  $ 0.98  $1.00
Accumulation unit value at end of period                                 $ 1.12  $ 0.99  $ 0.96  $ 0.89  $ 0.75  $ 0.87  $0.98
Number of accumulation units outstanding at end of period (000 omitted)     707     607     710     872     906     682     40
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND(5/30/2000)
Accumulation unit value at beginning of period                           $ 1.02  $ 1.00  $ 1.01  $ 1.01  $ 1.01  $ 1.00  $1.00
Accumulation unit value at end of period                                 $ 1.05  $ 1.02  $ 1.00  $ 1.01  $ 1.01  $ 1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)   2,880   2,618   2,964   3,701   2,933   2,828     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.11  $ 1.08  $ 1.04  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.16  $ 1.12  $ 1.11  $ 1.08  $ 1.04      --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,164   3,290   3,256   2,381     215      --     --
------------------------------------------------------------------------------------------------------------------------------


                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(5/21/2002)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.28  $ 1.09  $ 0.78  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.70  $ 1.44  $ 1.28  $ 1.09  $ 0.78      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,695   1,713   1,639   1,367     187      --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.05  $ 0.98  $ 0.81  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.23  $ 1.12  $ 1.05  $ 0.98  $ 0.81      --     --
Number of accumulation units outstanding at end of period (000 omitted)      46      48      58      67       9      --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/17/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                 $ 1.08      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)   2,344      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.33  $ 1.23  $ 1.02  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.43  $ 1.45  $ 1.33  $ 1.23  $ 1.02      --     --
Number of accumulation units outstanding at end of period (000 omitted)      43      44      46      27       9      --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.87  $ 0.85  $ 0.78  $ 0.61  $ 0.80  $ 0.92  $1.00
Accumulation unit value at end of period                                 $ 1.00  $ 0.87  $ 0.85  $ 0.78  $ 0.61  $ 0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)   4,948   5,214   5,633   5,260   3,995   1,567      2
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT
FUND (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.10  $ 1.05  $1.00
Accumulation unit value at end of period                                 $ 1.19  $ 1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)   4,370   4,579   4,914   5,238   5,336   2,495     25
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.40  $ 1.35  $ 1.15  $ 0.79  $ 0.96  $ 1.04  $1.00
Accumulation unit value at end of period                                 $ 1.55  $ 1.40  $ 1.35  $ 1.15  $ 0.79  $ 0.96  $1.04
Number of accumulation units outstanding at end of period (000 omitted)     310     348     340     363     191      63     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.28  $ 1.07  $ 0.79  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.59  $ 1.33  $ 1.28  $ 1.07  $ 0.79      --     --
Number of accumulation units outstanding at end of period (000 omitted)     530     534     638     535      67      --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.27  $ 1.21  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.37  $ 1.25  $ 1.27  $ 1.21      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      11      11      11      30      --      --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.89  $ 1.69  $ 1.43  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 2.32  $ 1.89  $ 1.69  $ 1.43      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       7       8       8       7      --      --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED
ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.05  $ 1.02  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.09  $ 1.06  $ 1.05  $ 1.02      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      34      25      34      37      --      --     --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND
LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.57  $ 1.45  $ 1.28  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.80  $ 1.57  $ 1.45  $ 1.28      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      46      31      17      37      --      --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.48  $ 1.44  $ 1.27  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.79  $ 1.48  $ 1.44  $ 1.27      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       5       5       5       5      --      --     --
------------------------------------------------------------------------------------------------------------------------------



22 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.72  $ 1.52  $ 1.31  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.88  $ 1.72  $ 1.52  $ 1.31      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       8       3       3       3      --      --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.91  $ 1.73  $ 1.41  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 2.19  $ 1.91  $ 1.73  $ 1.41      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      18      11      25      27      --      --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                           $ 1.52  $ 1.47  $ 1.27  $ 0.98   $1.00      --     --
Accumulation unit value at end of period                                 $ 1.74  $ 1.52  $ 1.47  $ 1.27   $0.98      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,557   1,856   1,952   1,369     203      --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.49  $ 1.37  $ 1.22  $ 0.96   $1.00      --     --
Accumulation unit value at end of period                                 $ 1.71  $ 1.49  $ 1.37  $ 1.22   $0.96      --     --
Number of accumulation units outstanding at end of period (000 omitted)     957   1,039   1,057     734      43      --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 2.04  $ 1.76  $ 1.31  $ 0.96   $1.00      --     --
Accumulation unit value at end of period                                 $ 2.79  $ 2.04  $ 1.76  $ 1.31   $0.96      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                                    210     266     216     178      57      --     --
------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 23

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003   2002   2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.12  $ 1.08  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.25  $ 1.12  $ 1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       870   1,109     610     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.92  $ 0.85  $ 0.81  $0.63  $0.84  $1.11  $1.26  $1.00
Accumulation unit value at end of period                                   $ 0.96  $ 0.92  $ 0.85  $0.81  $0.63  $0.84  $1.11  $1.26
Number of accumulation units outstanding at end of period (000 omitted)       173     129     140    150    131     78     29     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.15  $ 1.07  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.20  $ 1.15  $ 1.07     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        50      --      --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.20  $ 1.11  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.37  $ 1.20  $ 1.11     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.08      --      --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       254      --      --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.15  $ 1.08  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.26  $ 1.15  $ 1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       259     323     187     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.10  $ 1.07  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.21  $ 1.10  $ 1.07     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        18      18      --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.12  $ 1.08  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.29  $ 1.12  $ 1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         7       4       4     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.38  $ 1.20  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.85  $ 1.38  $ 1.20     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,757   2,505     620     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.06  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.06  $ 1.06  $ 1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     6,843   5,789   1,416     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.25  $ 1.12  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.55  $ 1.25  $ 1.12     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.07  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.03  $ 1.07  $ 1.07     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,255   1,738     450     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.09  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.33  $ 1.13  $ 1.09     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         2       2       2     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                             $ 1.38  $ 1.31  $ 1.20  $1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.52  $ 1.38  $ 1.31  $1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        70     135     142    222     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------



24 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006    2005    2004   2003   2002   2001   2000   1999
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.04  $1.01  $1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.08  $ 1.06  $1.04  $1.01     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       282     293    303    359     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.07      --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       106      --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.07      --     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,561      --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (2/25/2005)
Accumulation unit value at beginning of period                             $ 1.04  $ 1.00     --     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.13  $ 1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       638     692     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.22  $ 1.17  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.44  $ 1.22  $1.17     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period                             $ 1.68  $ 1.65  $1.50  $1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.87  $ 1.68  $1.65  $1.50     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        42      42     50     49     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.22  $ 1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.30  $ 1.22  $1.13     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.09  $ 1.06  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,176     864    204     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.22  $ 1.06  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        14      14     14     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.26  $ 1.14  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.53  $ 1.26  $1.14     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.04  $ 1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.07  $ 1.04  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,956   2,006    488     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.18  $ 1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.31  $ 1.18  $1.09     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       219      --     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.18  $ 1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.29  $ 1.18  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       489     502     10     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.13  $ 1.06  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,253   1,319    315     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003   2002   2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.32  $ 1.15  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.60  $ 1.32  $ 1.15     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       741     652       5     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.05  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.12  $ 1.07  $ 1.05     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,651   1,365     279     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.25  $ 1.15  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.50  $ 1.25  $ 1.15     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        33      33      18     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.09  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.11  $ 1.07  $ 1.09     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,116   1,898     508     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.02  $ 0.98  $0.84  $0.93  $0.96  $1.02  $1.00
Accumulation unit value at end of period                                   $ 1.18  $ 1.07  $ 1.02  $0.98  $0.84  $0.93  $0.96  $1.02
Number of accumulation units outstanding at end of period (000 omitted)        46      50      55     65     68     59     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.28  $ 1.11  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.41  $ 1.28  $ 1.11     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     8,517   5,857   1,194     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.98  $ 0.93  $ 0.89  $0.72  $0.88  $0.98  $1.03  $1.00
Accumulation unit value at end of period                                   $ 1.10  $ 0.98  $ 0.93  $0.89  $0.72  $0.88  $0.98  $1.03
Number of accumulation units outstanding at end of period (000 omitted)       248     198     181    157    145     90      3     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 0.80  $ 0.77  $ 0.75  $0.57  $0.83  $1.02  $1.16  $1.00
Accumulation unit value at end of period                                   $ 0.85  $ 0.80  $ 0.77  $0.75  $0.57  $0.83  $1.02  $1.16
Number of accumulation units outstanding at end of period (000 omitted)        99     117     108    191    159    152    129     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.08  $ 1.03  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.14  $ 1.08  $ 1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.04  $ 1.04  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.07  $ 1.04  $ 1.04     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,220   2,391     560     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                             $ 2.74  $ 2.35  $ 1.90  $1.39  $1.56  $1.63  $1.24  $1.00
Accumulation unit value at end of period                                   $ 3.06  $ 2.74  $ 2.35  $1.90  $1.39  $1.56  $1.63  $1.24
Number of accumulation units outstanding at end of period (000 omitted)       211     226     250    268    298    202     11     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.42  $ 1.22  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.58  $ 1.42  $ 1.22     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,202     715       1     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.30  $ 1.10  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.51  $ 1.30  $ 1.10     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       962   1,107     628     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.13  $ 1.00     --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.32  $ 1.13  $ 1.13     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       365     374     300     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------



26 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004   2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $ 1.52  $ 1.35  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.81  $ 1.52  $1.35     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        9      11      2     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12  $ 1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.30  $ 1.12  $1.10     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       25      24      2     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 2.24  $ 2.08  $1.70  $1.30  $1.45  $1.29  $1.04  $1.00
Accumulation unit value at end of period                                  $ 2.59  $ 2.24  $2.08  $1.70  $1.30  $1.45  $1.29  $1.04
Number of accumulation units outstanding at end of period (000 omitted)       --      --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(11/11/1999)
Accumulation unit value at beginning of period                            $ 1.11  $ 1.07  $0.97  $0.71  $1.01  $1.21  $1.43  $1.00
Accumulation unit value at end of period                                  $ 1.19  $ 1.11  $1.07  $0.97  $0.71  $1.01  $1.21  $1.43
Number of accumulation units outstanding at end of period (000 omitted)      421     465    481    495    546    261     21     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.61  $ 1.47  $1.32  $1.07  $1.22  $1.16  $1.03  $1.00
Accumulation unit value at end of period                                  $ 1.88  $ 1.61  $1.47  $1.32  $1.07  $1.22  $1.16  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      713     655    587    281    285     63      5     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.21  $ 1.11  $0.95  $0.73  $0.90  $1.09  $1.13  $1.00
Accumulation unit value at end of period                                  $ 1.46  $ 1.21  $1.11  $0.95  $0.73  $0.90  $1.09  $1.13
Number of accumulation units outstanding at end of period (000 omitted)      102     122     97    102     89     29     12     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12  $ 1.16  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.24  $ 1.12  $1.16     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,962   2,190    575     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.21  $ 1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.46  $ 1.21  $1.13     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      121     118     44     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.34  $ 1.20  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.54  $ 1.34  $1.20     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,618   1,915    505     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                            $ 0.42  $ 0.38  $0.38  $0.26  $0.45  $0.72  $1.00     --
Accumulation unit value at end of period                                  $ 0.44  $ 0.42  $0.38  $0.38  $0.26  $0.45  $0.72     --
Number of accumulation units outstanding at end of period (000 omitted)       51      82     84     88     89     27     --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                            $ 0.64  $ 0.62  $0.61  $0.47  $0.64  $0.87  $1.00     --
Accumulation unit value at end of period                                  $ 0.70  $ 0.64  $0.62  $0.61  $0.47  $0.64  $0.87     --
Number of accumulation units outstanding at end of period (000 omitted)      116     148    194    221    283    239     --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.57  $ 0.51  $0.43  $0.32  $0.46  $0.76  $1.00     --
Accumulation unit value at end of period                                  $ 0.64  $ 0.57  $0.51  $0.43  $0.32  $0.46  $0.76     --
Number of accumulation units outstanding at end of period (000 omitted)      296     327    331    345    312    188     --     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.11  $ 1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.18  $ 1.11  $1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       19      19     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.95  $ 0.90  $0.81  $0.67  $0.86  $1.04  $1.05  $1.00
Accumulation unit value at end of period                                  $ 1.06  $ 0.95  $0.90  $0.81  $0.67  $0.86  $1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)        2       2      2      2      2      9      8     --
----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004   2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.89  $ 0.85  $0.77  $0.64  $0.82  $0.99  $1.00     --
Accumulation unit value at end of period                                  $ 1.00  $ 0.89  $0.85  $0.77  $0.64  $0.82  $0.99     --
Number of accumulation units outstanding at end of period (000 omitted)      162     164    153    193    194    110     --     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.27  $ 1.22  $1.16  $0.88  $1.30  $1.38  $1.43  $1.00
Accumulation unit value at end of period                                  $ 1.42  $ 1.27  $1.22  $1.16  $0.88  $1.30  $1.38  $1.43
Number of accumulation units outstanding at end of period (000 omitted)       19      27     26     30     27     14     14     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.84  $ 0.81  $0.77  $0.59  $0.87  $0.93  $1.00     --
Accumulation unit value at end of period                                  $ 0.94  $ 0.84  $0.81  $0.77  $0.59  $0.87  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)       42      40     45     43     42     11     --     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.37  $ 1.35  $1.22  $1.06  $1.14  $1.15  $1.00  $1.00
Accumulation unit value at end of period                                  $ 1.51  $ 1.37  $1.35  $1.22  $1.06  $1.14  $1.15  $1.00
Number of accumulation units outstanding at end of period (000 omitted)       47      52     51     46     45     36      6     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.25  $ 1.24  $1.13  $0.98  $1.05  $1.06  $1.00     --
Accumulation unit value at end of period                                  $ 1.38  $ 1.25  $1.24  $1.13  $0.98  $1.05  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)      541     651    617    696    688    248      2     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.38  $ 1.19  $0.93  $0.69  $0.90  $1.21  $1.14  $1.00
Accumulation unit value at end of period                                  $ 1.79  $ 1.38  $1.19  $0.93  $0.69  $0.90  $1.21  $1.14
Number of accumulation units outstanding at end of period (000 omitted)       33      34     35     34     36     37      9     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.14  $ 0.99  $0.77  $0.57  $0.75  $1.01  $1.00     --
Accumulation unit value at end of period                                  $ 1.47  $ 1.14  $0.99  $0.77  $0.57  $0.75  $1.01     --
Number of accumulation units outstanding at end of period (000 omitted)      167     168    150    143    140     61     --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.10  $ 1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.17  $ 1.10  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,648   2,022    561     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.30  $ 1.16  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.51  $ 1.30  $1.16     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       17      18     19     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.27  $ 1.17  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.44  $ 1.27  $1.17     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       19      18     16     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09  $ 1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.15  $ 1.09  $1.07     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,937   2,872    803     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.10  $ 1.06  $0.96  $0.77  $0.96  $1.03  $0.97  $1.00
Accumulation unit value at end of period                                  $ 1.26  $ 1.10  $1.06  $0.96  $0.77  $0.96  $1.03  $0.97
Number of accumulation units outstanding at end of period (000 omitted)      242     304    323    363    405    320     59     --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16  $ 1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.17  $ 1.16  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --      --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.29  $ 1.28  $1.24  $1.20  $1.12  $1.06  $0.99  $1.00
Accumulation unit value at end of period                                  $ 1.34  $ 1.29  $1.28  $1.24  $1.20  $1.12  $1.06  $0.99
Number of accumulation units outstanding at end of period (000 omitted)       15      15     15     28     29     16     16     --
----------------------------------------------------------------------------------------------------------------------------------



28 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005     2004    2003   2002   2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.19  $ 1.07  $  0.93  $0.73  $0.90  $1.15  $1.29  $1.00
Accumulation unit value at end of period                                  $ 1.50  $ 1.19  $  1.07  $0.93  $0.73  $0.90  $1.15  $1.29
Number of accumulation units outstanding at end of period (000 omitted)      103     122      127    179    219    173     30     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.26  $ 1.19  $  1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.46  $ 1.26  $  1.19     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      194      --       --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.95  $ 0.86  $  0.73  $0.56  $0.81  $1.23  $1.30  $1.00
Accumulation unit value at end of period                                  $ 0.99  $ 0.95  $  0.86  $0.73  $0.56  $0.81  $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)      228     222      220    215    187    104     19     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.02  $  0.94  $0.79  $0.92  $1.04  $1.08  $1.00
Accumulation unit value at end of period                                  $ 1.18  $ 1.05  $  1.02  $0.94  $0.79  $0.92  $1.04  $1.08
Number of accumulation units outstanding at end of period (000 omitted)      121     121      122    122    135    173      1     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.08  $ 1.07  $  1.07  $1.08  $1.08  $1.05  $1.01  $1.00
Accumulation unit value at end of period                                  $ 1.12  $ 1.08  $  1.07  $1.07  $1.08  $1.08  $1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)      460     205       64     72    161    284     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.26  $ 1.24  $  1.20  $1.17  $1.12  $1.05  $1.01  $1.00
Accumulation unit value at end of period                                  $ 1.30  $ 1.26  $  1.24  $1.20  $1.17  $1.12  $1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)    1,771     120      127     31     32     24     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(11/11/1999)
Accumulation unit value at beginning of period                            $ 1.48  $ 1.32  $  1.13  $0.81  $1.01  $1.00  $1.02  $1.00
Accumulation unit value at end of period                                  $ 1.75  $ 1.48  $  1.32  $1.13  $0.81  $1.01  $1.00  $1.02
Number of accumulation units outstanding at end of period (000 omitted)    4,535   2,962       25     25     25     26     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.90  $ 1.43  $  1.17  $0.84  $0.90  $0.92  $1.00     --
Accumulation unit value at end of period                                  $ 2.51  $ 1.90  $  1.43  $1.17  $0.84  $0.90  $0.92     --
Number of accumulation units outstanding at end of period (000 omitted)    1,358   1,275      363     18     27     11     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --       --     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.03      --       --     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,312      --       --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.15  $ 1.07  $  1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.27  $ 1.15  $  1.07     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.24  $ 1.21  $  1.10  $0.89  $0.96  $0.92  $1.03  $1.00
Accumulation unit value at end of period                                  $ 1.36  $ 1.24  $  1.21  $1.10  $0.89  $0.96  $0.92  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      930     672      157     81     96     40     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $ 1.11  $ 1.09  $  1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.19  $ 1.11  $  1.09     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      504      --   15,000     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.29  $ 1.14  $  1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.58  $ 1.29  $  1.14     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --      --       --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.11  $ 1.06  $  1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.26  $ 1.11  $  1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,749   3,138    1,827     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005   2004   2003   2002   2001   2000   1999
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.14  $ 1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.34  $ 1.14  $1.10     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       4       4     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.17  $ 1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.15  $ 1.17  $1.07     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     234     240    145     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.89  $ 0.86  $0.79  $0.63  $0.82  $0.94  $1.00     --
Accumulation unit value at end of period                                 $ 1.02  $ 0.89  $0.86  $0.79  $0.63  $0.82  $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)     343     380    355    418    377    162     --     --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.09  $ 1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.25  $ 1.09  $1.10     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       1      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(4/30/2004)
Accumulation unit value at beginning of period                           $ 1.01  $ 1.00  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.03  $ 1.01  $1.00     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     573     342     24     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of period                           $ 1.54  $ 1.49  $1.27  $0.87  $1.06  $1.15  $1.11  $1.00
Accumulation unit value at end of period                                 $ 1.70  $ 1.54  $1.49  $1.27  $0.87  $1.06  $1.15  $1.11
Number of accumulation units outstanding at end of period (000 omitted)      19      19     20     27     32     11     --     --
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.21  $ 1.15  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.43  $ 1.21  $1.15     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   2,698   2,395    610     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.03  $ 1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.13  $ 1.03  $1.05     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     856     920    190     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.30  $ 1.17  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.60  $ 1.30  $1.17     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      49      --     --     --     --     --     --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
---------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.08  $ 1.05  $1.04     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --     --     --     --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
---------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.38  $ 1.20  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     165      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.15  $ 1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.39  $ 1.15  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.32  $ 1.16  $1.00     --     --     --     --     --
Accumulation unit value at end of period                                 $ 1.44  $ 1.32  $1.16     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      20      21     21     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------------



30 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005   2004   2003  2002  2001  2000  1999
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.32  $ 1.19  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.51  $ 1.32  $ 1.19   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     539     562     211   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(4/30/2004)
Accumulation unit value at beginning of period                           $ 1.17  $ 1.13  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.34  $ 1.17  $ 1.13   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   9,048   7,239   1,714   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.59  $ 1.38  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 2.17  $ 1.59  $ 1.38   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     132     155      69   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.21  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.97  $ 1.45  $ 1.21   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   1,395   1,121     350   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.16  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.36  $ 1.27  $ 1.16   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)   1,824   1,445     363   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.08  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.25  $ 1.13  $ 1.08   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       4       4       4   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.08  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.33  $ 1.11  $ 1.08   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.08  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.32  $ 1.13  $ 1.08   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     190     214      84   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.11  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.44  $ 1.20  $ 1.11   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.03  $ 1.06  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.18  $ 1.03  $ 1.06   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.08  $ 1.03  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.09  $ 1.08  $ 1.03   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     951     718      70   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.01  $ 1.00  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.04  $ 1.01  $ 1.00   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       6       5      --   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.06  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.36  $ 1.12  $ 1.06   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.04  $ 1.00   --    --    --    --    --
Accumulation unit value at end of period                                 $ 1.07  $ 1.04  $ 1.04   --    --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     668     432      87   --    --    --    --    --
-----------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 31

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.22  $ 1.17  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.36  $ 1.22  $ 1.17  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     832     885     941      89      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.62  $ 0.58  $ 0.55  $ 0.43  $ 0.57  $ 0.75  $ 1.00
Accumulation unit value at end of period                                 $ 0.65  $ 0.62  $ 0.58  $ 0.55  $ 0.43  $ 0.57  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)   1,762   1,950   2,150   2,296   2,455   2,749   1,707
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.16  $ 1.08  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.22  $ 1.16  $ 1.08  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     268       3       3      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.18  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.47  $ 1.28  $ 1.18  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      37      41      42      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   2,929      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       8      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.15  $ 1.13  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.27  $ 1.15  $ 1.13  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      57      74      85      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.07  $ 1.04  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.14  $ 1.07  $ 1.04  $ 1.00      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      34      36      28       2      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.22  $ 1.18  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.41  $ 1.22  $ 1.18  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     174     176     165      31      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,483      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.22  $ 1.25  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     110     128     128      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.02      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------



32 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005   2004   2003    2002   2001    2000
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 0.96      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      2,902      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 1.12      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 1.07      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,079      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 1.04      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 0.98      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
(5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 0.98      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        679      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                              $ 0.65  $ 0.63  $0.60  $0.48  $0.69  $ 0.90  $1.00
Accumulation unit value at end of period                                    $ 0.70  $ 0.65  $0.63  $0.60  $0.48  $ 0.69  $0.90
Number of accumulation units outstanding at end of period (000 omitted)        476     530    701    753    817   1,145    834
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 1.12      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --     --     --     --      --     --
Accumulation unit value at end of period                                    $ 1.06      --     --     --     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --     --     --     --      --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.13  $ 1.08  $1.03  $1.00     --      --     --
Accumulation unit value at end of period                                    $ 1.22  $ 1.13  $1.08  $1.03     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        105      65     54      8     --      --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.05  $ 1.04  $1.01  $1.00     --      --     --
Accumulation unit value at end of period                                    $ 1.08  $ 1.05  $1.04  $1.01     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        764     802    775     70     --      --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.23  $ 1.14  $1.06  $1.00     --      --     --
Accumulation unit value at end of period                                    $ 1.36  $ 1.23  $1.14  $1.06     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,165   1,226    762     64     --      --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.19  $ 1.13  $1.01  $1.00     --      --     --
Accumulation unit value at end of period                                    $ 1.30  $ 1.19  $1.13  $1.01     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        359     387    297     51     --      --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.10  $ 1.10  $1.03  $1.00     --      --     --
Accumulation unit value at end of period                                    $ 1.18  $ 1.10  $1.10  $1.03     --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        257     292    285     54     --      --     --
------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 33

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002    2001   2000
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.44  $ 1.26  $ 1.08  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.75  $ 1.44  $ 1.26  $ 1.08      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        966   1,110   1,249     139      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.10  $ 1.08  $ 1.02  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.15  $ 1.10  $ 1.08  $ 1.02      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      1,054   1,161   1,187      55      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.37  $ 1.25  $ 1.06  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.64  $ 1.37  $ 1.25  $ 1.06      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        642     706     730      25      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.08  $ 1.11  $ 1.03  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.13  $ 1.08  $ 1.11  $ 1.03      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        755     775     748      49      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.36  $ 1.18  $ 1.04  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.50  $ 1.36  $ 1.18  $ 1.04      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      7,320   3,059   3,269     221      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2
(5/1/2001)
Accumulation unit value at beginning of period                              $ 1.28  $ 1.08  $ 1.08  $ 0.87  $ 0.95  $1.00     --
Accumulation unit value at end of period                                    $ 1.44  $ 1.28  $ 1.08  $ 1.08  $ 0.87  $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)        191     100     105      99      92     60     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.09  $ 1.05  $ 1.03  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.15  $ 1.09  $ 1.05  $ 1.03      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        170     177     182       7      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                              $ 1.27  $ 1.26  $ 1.17  $ 0.93  $ 0.91  $1.00     --
Accumulation unit value at end of period                                    $ 1.40  $ 1.27  $ 1.26  $ 1.17  $ 0.93  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)        146     148     223     280     154     71     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                    $ 1.04      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        512      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                              $ 1.86  $ 1.59  $ 1.29  $ 0.95  $ 1.06  $1.00     --
Accumulation unit value at end of period                                    $ 2.06  $ 1.86  $ 1.59  $ 1.29  $ 0.95  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)      2,476   1,850   1,925   1,154   1,005    667     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.42  $ 1.21  $ 1.08  $ 1.00      --     --     --
Accumulation unit value at end of period                                    $ 1.65  $ 1.42  $ 1.21  $ 1.08      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        309     133     128       7      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                              $ 1.67  $ 1.66  $ 1.48  $ 1.13  $ 1.16  $1.16  $1.00
Accumulation unit value at end of period                                    $ 1.95  $ 1.67  $ 1.66  $ 1.48  $ 1.13  $1.16  $1.16
Number of accumulation units outstanding at end of period (000 omitted)      1,436   1,440   1,366   1,259   1,080    969    102
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                              $ 2.81  $ 2.51  $ 1.93  $ 1.44  $ 1.42  $1.34  $1.00
Accumulation unit value at end of period                                    $ 3.35  $ 2.81  $ 2.51  $ 1.93  $ 1.44  $1.42  $1.34
Number of accumulation units outstanding at end of period (000 omitted)        391     403     418     397     421    119     24
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                    $ 1.07      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------



34 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                              $ 1.36  $ 1.27  $ 1.04  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                    $ 1.58  $ 1.36  $ 1.27  $ 1.04  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)        494     503     478     149      59      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                              $ 0.60  $ 0.58  $ 0.52  $ 0.39  $ 0.55  $ 0.66  $ 1.00
Accumulation unit value at end of period                                    $ 0.64  $ 0.60  $ 0.58  $ 0.52  $ 0.39  $ 0.55  $ 0.66
Number of accumulation units outstanding at end of period (000 omitted)      2,527   2,955   3,142   2,747   2,813   2,416   1,378
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                              $ 1.63  $ 1.49  $ 1.34  $ 1.08  $ 1.25  $ 1.18  $ 1.00
Accumulation unit value at end of period                                    $ 1.91  $ 1.63  $ 1.49  $ 1.34  $ 1.08  $ 1.25  $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)      4,354   3,461   3,662   1,227     875     521     245
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.36  $ 1.25  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.63  $ 1.36  $ 1.25  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        780     783     797      58      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                    $ 1.05      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,613      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                    $ 1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        290      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                              $ 2.60  $ 2.33  $ 1.87  $ 1.48  $ 1.57  $ 1.42  $ 1.00
Accumulation unit value at end of period                                    $ 2.98  $ 2.60  $ 2.33  $ 1.87  $ 1.48  $ 1.57  $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)      1,620     981   1,028   1,083   1,065   1,041     593
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                              $ 0.94  $ 0.90  $ 0.79  $ 0.62  $ 0.80  $ 0.92  $ 1.00
Accumulation unit value at end of period                                    $ 1.05  $ 0.94  $ 0.90  $ 0.79  $ 0.62  $ 0.80  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)      1,503   1,492   1,569   1,608   1,593   1,352     730
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.13  $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.20  $ 1.13  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         63      64      57      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                              $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.03  $ 1.00
Accumulation unit value at end of period                                    $ 1.05  $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)        907     986   1,123   1,326   1,476   1,400     488
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.07  $ 1.03  $ 0.98  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.19  $ 1.07  $ 1.03  $ 0.98      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        127     125     134      10      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.17  $ 1.15  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.29  $ 1.17  $ 1.15  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,867   2,010   2,175      82      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                              $ 1.06  $ 0.92  $ 0.72  $ 0.53  $ 0.70  $ 0.93  $ 1.00
Accumulation unit value at end of period                                    $ 1.38  $ 1.06  $ 0.92  $ 0.72  $ 0.53  $ 0.70  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)      1,148   1,224   1,369   1,686   1,931   2,308   1,220
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.61  $ 1.40  $ 1.09  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 2.09  $ 1.61  $ 1.40  $ 1.09      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         81      44      45      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 35

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.15  $ 1.11  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.22  $ 1.15  $ 1.11  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        274     288     307      19      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                              $ 1.45  $ 1.28  $ 1.09  $ 0.77  $ 1.00      --      --
Accumulation unit value at end of period                                    $ 1.68  $ 1.45  $ 1.28  $ 1.09  $ 0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)        710     579     518      82      13      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.12  $ 1.11  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.20  $ 1.12  $ 1.11  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        192     254     246      81      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.31  $ 1.21  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.49  $ 1.31  $ 1.21  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        533     602     632      38      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                              $ 1.30  $ 1.28  $ 1.19  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                    $ 1.37  $ 1.30  $ 1.28  $ 1.19  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)      2,701     919     906     264     111      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.22  $ 1.18  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.40  $ 1.22  $ 1.18  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         36      38      39      12      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                              $ 1.16  $ 1.04  $ 0.98  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                    $ 1.18  $ 1.16  $ 1.04  $ 0.98  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)        150     132     111      50      12      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                              $ 0.86  $ 0.77  $ 0.67  $ 0.53  $ 0.65  $ 0.83  $ 1.00
Accumulation unit value at end of period                                    $ 1.08  $ 0.86  $ 0.77  $ 0.67  $ 0.53  $ 0.65  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)      3,931   4,113   4,437   3,942   3,982   3,906   2,927
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.16  $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.28  $ 1.16  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         39      41      35      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                              $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                    $ 1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      1,144      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                              $ 0.57  $ 0.52  $ 0.44  $ 0.34  $ 0.49  $ 0.75  $ 1.00
Accumulation unit value at end of period                                    $ 0.60  $ 0.57  $ 0.52  $ 0.44  $ 0.34  $ 0.49  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)      2,673   3,050   3,375   3,967   4,476   4,717   3,180
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.01  $ 0.99  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.04  $ 1.01  $ 0.99  $ 1.00      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        340      57      73     203      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                              $ 1.05  $ 1.05  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                    $ 1.09  $ 1.05  $ 1.05  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      6,766   1,000   1,117      75      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(3/3/2000)
Accumulation unit value at beginning of period                              $ 1.60  $ 1.42  $ 1.22  $ 0.87  $ 1.09  $ 1.08  $ 1.00
Accumulation unit value at end of period                                    $ 1.89  $ 1.60  $ 1.42  $ 1.22  $ 0.87  $ 1.09  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)      3,391   1,105   1,194     591     573     428      98
----------------------------------------------------------------------------------------------------------------------------------



36 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                             2006   2005    2004    2003    2002    2001   2000
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2006)
Accumulation unit value at beginning of period                                $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                      $ 1.13      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,112      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(5/1/2006)
Accumulation unit value at beginning of period                                $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                      $ 1.03      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        4,156      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                $ 1.21  $ 1.12  $ 1.05  $ 1.00      --     --     --
Accumulation unit value at end of period                                      $ 1.32  $ 1.21  $ 1.12  $ 1.05      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           14      14      15       7      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                $ 1.20  $ 1.17  $ 1.06  $ 0.86  $ 0.93  $0.90  $1.00
Accumulation unit value at end of period                                      $ 1.31  $ 1.20  $ 1.17  $ 1.06  $ 0.86  $0.93  $0.90
Number of accumulation units outstanding at end of period (000 omitted)          630     328     368     394     684    279    175
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                      $ 1.05      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        1,572      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                      $ 1.06      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                $ 0.73  $ 0.69  $ 0.66  $ 0.52  $ 0.67  $0.83  $1.00
Accumulation unit value at end of period                                      $ 0.83  $ 0.73  $ 0.69  $ 0.66  $ 0.52  $0.67  $0.83
Number of accumulation units outstanding at end of period (000 omitted)        2,748     727     804      75      75     76     66
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                      $ 1.10      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                $ 1.20  $ 1.10  $ 1.02  $ 1.00      --     --     --
Accumulation unit value at end of period                                      $ 1.18  $ 1.20  $ 1.10  $ 1.02      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                $ 1.19  $ 1.15  $ 1.06  $ 1.00      --     --     --
Accumulation unit value at end of period                                      $ 1.35  $ 1.19  $ 1.15  $ 1.06      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          248     251     239      73      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                      $ 1.05      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)           --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(3/3/2000)
Accumulation unit value at beginning of period                                $ 1.17  $ 1.17  $ 1.17  $ 1.17  $ 1.12  $1.07  $1.00
Accumulation unit value at end of period                                      $ 1.21  $ 1.17  $ 1.17  $ 1.17  $ 1.17  $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)        1,294   1,196   1,221   1,040   1,450    805    125
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                                $ 1.21  $ 1.16  $ 0.99  $ 0.68  $ 0.83  $0.90  $1.00
Accumulation unit value at end of period                                      $ 1.33  $ 1.21  $ 1.16  $ 0.99  $ 0.68  $0.83  $0.90
Number of accumulation units outstanding at end of period (000 omitted)          139     214     237     384     307     41      9
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                $ 1.34  $ 1.28  $ 1.08  $ 0.79  $ 1.00     --     --
Accumulation unit value at end of period                                      $ 1.59  $ 1.34  $ 1.28  $ 1.08  $ 0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)          192     185     221      40      22     --     --
----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2006    2005   2004   2003   2002  2001  2000
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.08  $1.10  $1.04  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.18  $1.08  $1.10  $1.04    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                   --     --     --     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.45  $1.30  $1.10  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.79  $1.45  $1.30  $1.10    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                  108     --     --     --    --    --    --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.05  $1.04  $1.01  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.08  $1.05  $1.04  $1.01    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                   --     --     --     --    --    --    --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.31  $1.21  $1.07  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.50  $1.31  $1.21  $1.07    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                  336      3      3     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.24  $1.21  $1.06  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.50  $1.24  $1.21  $1.06    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                    5      5      5     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.35  $1.20  $1.04  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.48  $1.35  $1.20  $1.04    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                   --     --     --     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.45  $1.31  $1.07  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.66  $1.45  $1.31  $1.07    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                  153      9      9      2    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.29  $1.25  $1.08  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.47  $1.29  $1.25  $1.08    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                3,372    677    711     17    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES
(11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.32  $1.22  $1.08  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 1.51  $1.32  $1.22  $1.08    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                  326    371    375     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                                        $ 1.65  $1.42  $1.06  $1.00    --    --    --
Accumulation unit value at end of period                                              $ 2.25  $1.65  $1.42  $1.06    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                   60     68     68     11    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                        $ 1.00     --     --     --    --    --    --
Accumulation unit value at end of period                                              $ 1.23     --     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                   31     --     --     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2006)
Accumulation unit value at beginning of period                                        $ 1.00     --     --     --    --    --    --
Accumulation unit value at end of period                                              $ 1.09     --     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                1,448     --     --     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2006)
Accumulation unit value at beginning of period                                        $ 1.00     --     --     --    --    --    --
Accumulation unit value at end of period                                              $ 1.00     --     --     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)                  175     --     --     --    --    --    --
------------------------------------------------------------------------------------------------------------------------------------



38 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.02  $ 0.95  $ 0.79  $ 0.91  $  0.99  $ 1.00
Accumulation unit value at end of period                                 $ 1.18  $ 1.06  $ 1.02  $ 0.95  $ 0.79  $  0.91  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)   3,544   4,274   4,536   4,842   5,138    5,343   2,012
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.03  $ 0.94  $ 0.76  $ 1.01  $  1.09  $ 1.00
Accumulation unit value at end of period                                 $ 1.27  $ 1.05  $ 1.03  $ 0.94  $ 0.76  $  1.01  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)     561     586     532     624     638      457     213
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.16  $ 1.05  $ 0.84  $ 1.06  $  1.13  $ 1.00
Accumulation unit value at end of period                                 $ 1.41  $ 1.20  $ 1.16  $ 1.05  $ 0.84  $  1.06  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)   1,387   1,578   1,938   1,984   2,083    2,040   1,204
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                           $ 0.86  $ 0.79  $ 0.73  $ 0.56  $ 0.74  $  0.89  $ 1.00
Accumulation unit value at end of period                                 $ 1.02  $ 0.86  $ 0.79  $ 0.73  $ 0.56  $  0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)     330     312     328     239     245      218     111
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.65  $ 0.67  $ 0.62  $ 0.51  $ 0.70  $  0.87  $ 1.00
Accumulation unit value at end of period                                 $ 0.74  $ 0.65  $ 0.67  $ 0.62  $ 0.51  $  0.70  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)     305     613     587     486     519      321     266
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.70  $ 0.67  $ 0.66  $ 0.53  $ 0.74  $  0.95  $ 1.00
Accumulation unit value at end of period                                 $ 0.71  $ 0.70  $ 0.67  $ 0.66  $ 0.53  $  0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   5,785   6,853   7,868   8,804   8,912   11,429   7,702
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.07  $ 1.05  $ 1.06  $ 1.06  $ 1.06  $  1.04  $ 1.00
Accumulation unit value at end of period                                 $ 1.10  $ 1.07  $ 1.05  $ 1.06  $ 1.06  $  1.06  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)     966   1,254   1,285   1,462   2,532    2,106     317
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.42  $ 0.40  $ 0.36  $ 0.25  $ 0.42  $  0.56  $ 1.00
Accumulation unit value at end of period                                 $ 0.51  $ 0.42  $ 0.40  $ 0.36  $ 0.25  $  0.42  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)   1,741   1,913   2,281   2,845   3,066    3,231   2,319
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.34  $ 1.30  $ 1.22  $ 1.14  $  1.08  $ 1.00
Accumulation unit value at end of period                                 $ 1.39  $ 1.35  $ 1.34  $ 1.30  $ 1.22  $  1.14  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)   1,377     939     985   1,052   1,227      934     408
--------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 39

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                  2006    2005    2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                      $ 1.14  $ 1.09  $ 1.00  $ 0.76  $ 1.00      --      --     --
Accumulation unit value at end of period                            $ 1.27  $ 1.14  $ 1.09  $ 1.00  $ 0.76      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          790     708     783     699      90      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (11/9/1999)
Accumulation unit value at beginning of period                      $ 0.91  $ 0.85  $ 0.80  $ 0.63  $ 0.84  $ 1.11  $ 1.26  $1.00
Accumulation unit value at end of period                            $ 0.96  $ 0.91  $ 0.85  $ 0.80  $ 0.63  $ 0.84  $ 1.11  $1.26
Number of accumulation units outstanding at end of period
(000 omitted)                                                        3,214   3,090   3,428   3,393   3,148   3,345   1,103     --
*AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES MERGED INTO
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES ON NOV. 3, 2006.
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                      $ 1.39  $ 1.29  $ 1.23  $ 0.97  $ 1.00      --      --     --
Accumulation unit value at end of period                            $ 1.45  $ 1.39  $ 1.29  $ 1.23  $ 0.97      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          173      24      22      19      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                      $ 1.23  $ 1.14  $ 1.00  $ 0.75  $ 1.00      --      --     --
Accumulation unit value at end of period                            $ 1.41  $ 1.23  $ 1.14  $ 1.00  $ 0.75      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           72      80      80     100      28      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.08      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        5,506      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.08      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           12      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.04      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B)
(5/21/2002)
Accumulation unit value at beginning of period                      $ 1.17  $ 1.14  $ 1.06  $ 0.91  $ 1.00      --      --     --
Accumulation unit value at end of period                            $ 1.29  $ 1.17  $ 1.14  $ 1.06  $ 0.91      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           93      36      35      22       1      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(5/30/2000)
Accumulation unit value at beginning of period                      $ 0.44  $ 0.43  $ 0.42  $ 0.29  $ 0.51  $ 0.69  $ 1.00     --
Accumulation unit value at end of period                            $ 0.47  $ 0.44  $ 0.43  $ 0.42  $ 0.29  $ 0.51  $ 0.69     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          824     829     932     498     684     793     277     --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(5/30/2000)
Accumulation unit value at beginning of period                      $ 1.09  $ 1.06  $ 0.96  $ 0.74  $ 0.96  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                            $ 1.26  $ 1.09  $ 1.06  $ 0.96  $ 0.74  $ 0.96  $ 0.97     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        3,482   3,585   4,135   3,461   3,898   2,152     213     --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.12      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,029      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
(5/30/2000)
Accumulation unit value at beginning of period                      $ 0.66  $ 0.58  $ 0.54  $ 0.45  $ 0.65  $ 0.80  $ 1.00     --
Accumulation unit value at end of period                            $ 0.65  $ 0.66  $ 0.58  $ 0.54  $ 0.45  $ 0.65  $ 0.80     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,473   1,546   1,578   1,510   2,042   1,944     426     --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.02      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.08      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------



40 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2006    2005    2004    2003    2002   2001    2000  1999
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 0.96      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        2,100      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.12      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A
(4/7/2003)
Accumulation unit value at beginning of period                      $ 1.37  $ 1.30  $ 1.20  $ 1.00     --      --     --   --
Accumulation unit value at end of period                            $ 1.51  $ 1.37  $ 1.30  $ 1.20     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          469     476     498     507     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A
(4/7/2003)
Accumulation unit value at beginning of period                      $ 1.05  $ 1.04  $ 1.01  $ 1.00     --      --     --   --
Accumulation unit value at end of period                            $ 1.08  $ 1.05  $ 1.04  $ 1.01     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,340   1,433   1,520   1,658     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (4/28/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.07      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          540      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.07      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          659      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A
(2/25/2005)
Accumulation unit value at beginning of period                      $ 1.04  $ 1.00      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.13  $ 1.04      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          333     428      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.03      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A
(4/14/2003)
Accumulation unit value at beginning of period                      $ 1.68  $ 1.65  $ 1.50  $ 1.00     --      --     --   --
Accumulation unit value at end of period                            $ 1.86  $ 1.68  $ 1.65  $ 1.50     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           90     108     108     107     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE
SHARES (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 0.98      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 0.97      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          490      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL
SHARES (3/3/2000)
Accumulation unit value at beginning of period                      $ 0.65  $ 0.63  $ 0.60  $ 0.48  $0.69  $ 0.90  $1.00   --
Accumulation unit value at end of period                            $ 0.70  $ 0.65  $ 0.63  $ 0.60  $0.48  $ 0.69  $0.90   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          620     626     623     735    715   1,143    471   --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE
SHARES (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.11      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO,
SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --     --      --     --   --
Accumulation unit value at end of period                            $ 1.06      --      --      --     --      --     --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           --      --      --      --     --      --     --   --
------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 41

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006   2005   2004   2003    2002    2001    2000  1999
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.24  $1.19  $1.14  $ 1.00  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.34  $1.24  $1.19  $ 1.14  $ 1.00      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)     88     68     94      90       8      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.10  $1.09  $1.06  $ 1.04  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.13  $1.10  $1.09  $ 1.06  $ 1.04      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    905    818    798     901     301      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $1.13  $1.05  $0.97  $ 0.76  $ 0.90  $ 1.04  $1.00   --
Accumulation unit value at end of period                                 $1.25  $1.13  $1.05  $ 0.97  $ 0.76  $ 0.90  $1.04   --
Number of accumulation units outstanding at end of period (000 omitted)    200    227    215     215     169     120     27   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $1.42  $1.32  $1.23  $ 0.96  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.58  $1.42  $1.32  $ 1.23  $ 0.96      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    473    473    244     192       1      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.59  $1.51  $1.35  $ 0.99  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.74  $1.59  $1.51  $ 1.35  $ 0.99      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    125    126    117      84      26      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.29  $1.29  $1.21  $ 1.04  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.39  $1.29  $1.29  $ 1.21  $ 1.04      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    360    364    638     279     133      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                           $1.41  $1.23  $1.05  $ 1.00      --      --     --   --
Accumulation unit value at end of period                                 $1.72  $1.41  $1.23  $ 1.05      --      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    246    113    278     286      --      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.62  $1.41  $1.20  $ 0.93  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.96  $1.62  $1.41  $ 1.20  $ 0.93      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    342    352    365     253      40      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $0.76  $0.74  $0.70  $ 0.51  $ 0.69  $ 0.82  $1.00   --
Accumulation unit value at end of period                                 $0.80  $0.76  $0.74  $ 0.70  $ 0.51  $ 0.69  $0.82   --
Number of accumulation units outstanding at end of period (000 omitted)    482    587    993   1,050   1,072   1,030    186   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.44  $1.40  $1.33  $ 0.96  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.50  $1.44  $1.40  $ 1.33  $ 0.96      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    448    445    467     323      42      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $1.96  $1.79  $1.51  $ 1.18  $ 1.37  $ 1.17  $1.00   --
Accumulation unit value at end of period                                 $2.35  $1.96  $1.79  $ 1.51  $ 1.18  $ 1.37  $1.17   --
Number of accumulation units outstanding at end of period (000 omitted)    859    846    894     855     720     120      1   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.58  $1.44  $1.22  $ 0.95  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.89  $1.58  $1.44  $ 1.22  $ 0.95      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    424    490    523     385     157      --     --   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $1.51  $1.53  $1.43  $ 1.24  $ 1.09  $ 1.04  $1.00   --
Accumulation unit value at end of period                                 $1.57  $1.51  $1.53  $ 1.43  $ 1.24  $ 1.09  $1.04   --
Number of accumulation units outstanding at end of period (000 omitted)    491    331    298     402     311     258     24   --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $1.30  $1.33  $1.25  $ 1.08  $ 1.00      --     --   --
Accumulation unit value at end of period                                 $1.36  $1.30  $1.33  $ 1.25  $ 1.08      --     --   --
Number of accumulation units outstanding at end of period (000 omitted)    412    374    384     206      74      --     --   --
---------------------------------------------------------------------------------------------------------------------------------



42 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                  2006    2005    2004    2003    2002    2001    2000   1999
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                      $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $ 0.96  $1.02  $1.00
Accumulation unit value at end of period                            $ 1.17  $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $0.96  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                          452     468     481     526     511     350     66     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS
(5/30/2000)
Accumulation unit value at beginning of period                      $ 1.26  $ 1.09  $ 0.95  $ 0.75  $ 0.84  $ 0.97  $1.00     --
Accumulation unit value at end of period                            $ 1.38  $ 1.26  $ 1.09  $ 0.95  $ 0.75  $ 0.84  $0.97     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,795   1,837   1,835   1,713   1,431     457      2     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(5/21/2002)
Accumulation unit value at beginning of period                      $ 1.43  $ 1.24  $ 1.09  $ 0.86  $ 1.00      --     --     --
Accumulation unit value at end of period                            $ 1.57  $ 1.43  $ 1.24  $ 1.09  $ 0.86      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        4,893   1,778   1,707     935     115      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE
CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                      $ 1.28  $ 1.07  $ 1.07  $ 0.87  $ 0.95  $ 1.00     --     --
Accumulation unit value at end of period                            $ 1.44  $ 1.28  $ 1.07  $ 1.07  $ 0.87  $ 0.95     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          717     525     523     535     305     207     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS
(11/9/1999)
Accumulation unit value at beginning of period                      $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $ 0.98  $1.03  $1.00
Accumulation unit value at end of period                            $ 1.09  $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $0.98  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                          396     386     441     436     435     425     85     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                      $ 0.80  $ 0.76  $ 0.75  $ 0.57  $ 0.83  $ 1.02  $1.16  $1.00
Accumulation unit value at end of period                            $ 0.84  $ 0.80  $ 0.76  $ 0.75  $ 0.57  $ 0.83  $1.02  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                          144     164     173     195     208     445    365     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                      $ 1.04  $ 0.99  $ 0.98  $ 0.75  $ 1.00      --     --     --
Accumulation unit value at end of period                            $ 1.09  $ 1.04  $ 0.99  $ 0.98  $ 0.75      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          602     429     410     117      31      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                      $ 1.01  $ 0.99  $ 0.92  $ 0.73  $ 0.72  $ 0.82  $1.00     --
Accumulation unit value at end of period                            $ 1.11  $ 1.01  $ 0.99  $ 0.92  $ 0.73  $ 0.72  $0.82     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          597     596     845     826     502     294     56     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2
(5/1/2001)
Accumulation unit value at beginning of period                      $ 1.27  $ 1.26  $ 1.17  $ 0.93  $ 0.91  $ 1.00     --     --
Accumulation unit value at end of period                            $ 1.39  $ 1.27  $ 1.26  $ 1.17  $ 0.93  $ 0.91     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          564     287     337     316     317     178     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE
CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period                            $ 1.04      --      --      --      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          224      --      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                      $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $ 1.63  $1.24  $1.00
Accumulation unit value at end of period                            $ 3.03  $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $1.63  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,627   1,723   1,897   1,802   1,810   1,254    206     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                      $ 1.85  $ 1.59  $ 1.29  $ 0.95  $ 1.06  $ 1.00     --     --
Accumulation unit value at end of period                            $ 2.06  $ 1.85  $ 1.59  $ 1.29  $ 0.95  $ 1.06     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        3,592   3,013   3,064   2,428   1,445     522     --     --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                      $ 1.39  $ 1.19  $ 1.06  $ 0.75  $ 1.00      --     --     --
Accumulation unit value at end of period                            $ 1.62  $ 1.39  $ 1.19  $ 1.06  $ 0.75      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          272      82      81      27      15      --     --     --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                      $ 1.66  $ 1.66  $ 1.47  $ 1.13  $ 1.15  $ 1.16  $1.00     --
Accumulation unit value at end of period                            $ 1.94  $ 1.66  $ 1.66  $ 1.47  $ 1.13  $ 1.15  $1.16     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        2,299   2,435   2,548   2,063   1,728   1,020    153     --
--------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 43

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003    2002    2001    2000   1999
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                      $ 2.81  $ 2.50  $ 1.92  $ 1.43  $ 1.42  $ 1.34  $ 1.00     --
Accumulation unit value at end of period                            $ 3.34  $ 2.81  $ 2.50  $ 1.92  $ 1.43  $ 1.42  $ 1.34     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          867     938     992   1,000   1,015     488     144     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.07      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            5      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                      $ 2.22  $ 2.07  $ 1.69  $ 1.30  $ 1.45  $ 1.29  $ 1.04  $1.00
Accumulation unit value at end of period                            $ 2.57  $ 2.22  $ 2.07  $ 1.69  $ 1.30  $ 1.45  $ 1.29  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                          717     658     516     219      47       2      --     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(11/9/1999)
Accumulation unit value at beginning of period                      $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $ 1.43  $1.00
Accumulation unit value at end of period                            $ 1.18  $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $1.43
Number of accumulation units outstanding at end of period
(000 omitted)                                                        4,295   4,737   5,177   4,918   4,574   2,844     855     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                      $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $ 1.03  $1.00
Accumulation unit value at end of period                            $ 1.87  $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                        6,011   5,328   5,621   4,198   2,393     252      --     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                      $ 1.63  $ 1.49  $ 1.34  $ 1.08  $ 1.24  $ 1.18  $ 1.00     --
Accumulation unit value at end of period                            $ 1.90  $ 1.63  $ 1.49  $ 1.34  $ 1.08  $ 1.24  $ 1.18     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        2,476   2,267   2,400   2,050   1,377     646      36     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
(5/30/2000)
Accumulation unit value at beginning of period                      $ 1.83  $ 1.45  $ 1.18  $ 0.78  $ 0.79  $ 0.87  $ 1.00     --
Accumulation unit value at end of period                            $ 2.31  $ 1.83  $ 1.45  $ 1.18  $ 0.78  $ 0.79  $ 0.87     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          126     131     169     124      20      17      17     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                      $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $ 1.13  $1.00
Accumulation unit value at end of period                            $ 1.45  $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                          368     420     400     371     296     145      16     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                      $ 1.13  $ 1.04  $ 0.89  $ 0.68  $ 0.84  $ 1.02  $ 1.00     --
Accumulation unit value at end of period                            $ 1.35  $ 1.13  $ 1.04  $ 0.89  $ 0.68  $ 0.84  $ 1.02     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        2,636   2,688   2,217   1,480     866     514      52     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.05      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,812      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                      $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                            $ 1.11      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           21      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                      $ 2.59  $ 2.33  $ 1.87  $ 1.48  $ 1.57  $ 1.42  $ 1.00     --
Accumulation unit value at end of period                            $ 2.97  $ 2.59  $ 2.33  $ 1.87  $ 1.48  $ 1.57  $ 1.42     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        1,873   1,361   1,409   1,449   1,458   1,091     414     --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL
SHARES (3/3/2000)
Accumulation unit value at beginning of period                      $ 0.94  $ 0.89  $ 0.79  $ 0.62  $ 0.80  $ 0.92  $ 1.00     --
Accumulation unit value at end of period                            $ 1.05  $ 0.94  $ 0.89  $ 0.79  $ 0.62  $ 0.80  $ 0.92     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        2,494   2,681   2,371   2,072   2,038   2,083   1,204     --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                      $ 0.41  $ 0.38  $ 0.38  $ 0.26  $ 0.45  $ 0.72  $ 1.00     --
Accumulation unit value at end of period                            $ 0.44  $ 0.41  $ 0.38  $ 0.38  $ 0.26  $ 0.45  $ 0.72     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                           79     108     126     125     131     129      --     --
---------------------------------------------------------------------------------------------------------------------------------



44 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003    2002    2001    2000   1999
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                     $ 0.64  $ 0.62  $ 0.60  $ 0.46  $ 0.64  $ 0.87  $ 1.00     --
Accumulation unit value at end of period                           $ 0.70  $ 0.64  $ 0.62  $ 0.60  $ 0.46  $ 0.64  $ 0.87     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         503     514     632     722     759     601      --     --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES
(10/23/2000)
Accumulation unit value at beginning of period                     $ 0.57  $ 0.51  $ 0.43  $ 0.32  $ 0.45  $ 0.76  $ 1.00     --
Accumulation unit value at end of period                           $ 0.63  $ 0.57  $ 0.51  $ 0.43  $ 0.32  $ 0.45  $ 0.76     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         199     254     313     293     270     291      --     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                     $ 0.67  $ 0.65  $ 0.61  $ 0.50  $ 0.70  $ 0.95  $ 1.00     --
Accumulation unit value at end of period                           $ 0.71  $ 0.67  $ 0.65  $ 0.61  $ 0.50  $ 0.70  $ 0.95     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       1,099     807     834     938     875     662      75     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                     $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                           $ 1.05  $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.04  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                       1,379   1,483   1,582   1,661   1,578   1,377     295     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                     $ 0.89  $ 0.84  $ 0.77  $ 0.64  $ 0.82  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                           $ 0.99  $ 0.89  $ 0.84  $ 0.77  $ 0.64  $ 0.82  $ 0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         471     505     526     535     530     324      16     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.26  $ 1.22  $ 1.16  $ 0.88  $ 1.30  $ 1.38  $ 1.43  $1.00
Accumulation unit value at end of period                           $ 1.41  $ 1.26  $ 1.22  $ 1.16  $ 0.88  $ 1.30  $ 1.38  $1.43
Number of accumulation units outstanding at end of period
(000 omitted)                                                          22      33      31      32      32      18      19     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                     $ 0.84  $ 0.81  $ 0.77  $ 0.58  $ 0.87  $ 0.93  $ 1.00     --
Accumulation unit value at end of period                           $ 0.94  $ 0.84  $ 0.81  $ 0.77  $ 0.58  $ 0.87  $ 0.93     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         658     783     901     707     441     293      35     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.36  $ 1.34  $ 1.22  $ 1.06  $ 1.13  $ 1.14  $ 1.00  $1.00
Accumulation unit value at end of period                           $ 1.50  $ 1.36  $ 1.34  $ 1.22  $ 1.06  $ 1.13  $ 1.14  $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                         117     100      88      89      74      77      25     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                     $ 1.25  $ 1.23  $ 1.12  $ 0.98  $ 1.05  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                           $ 1.38  $ 1.25  $ 1.23  $ 1.12  $ 0.98  $ 1.05  $ 1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       6,062   5,779   6,230   5,443   3,949   1,861      23     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.37  $ 1.19  $ 0.92  $ 0.69  $ 0.90  $ 1.20  $ 1.14  $1.00
Accumulation unit value at end of period                           $ 1.77  $ 1.37  $ 1.19  $ 0.92  $ 0.69  $ 0.90  $ 1.20  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                       1,159   1,267   1,336   1,393   1,631   1,999   1,109     --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                     $ 1.13  $ 0.98  $ 0.76  $ 0.57  $ 0.75  $ 1.01  $ 1.00     --
Accumulation unit value at end of period                           $ 1.46  $ 1.13  $ 0.98  $ 0.76  $ 0.57  $ 0.75  $ 1.01     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         304     241     287     264     209     126       7     --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES
(5/21/2002)
Accumulation unit value at beginning of period                     $ 1.10  $ 1.06  $ 1.01  $ 0.78  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.17  $ 1.10  $ 1.06  $ 1.01  $ 0.78      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         499     504     445     242      39      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(5/1/2002)
Accumulation unit value at beginning of period                     $ 1.44  $ 1.28  $ 1.09  $ 0.77  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.67  $ 1.44  $ 1.28  $ 1.09  $ 0.77      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2,059   1,904   1,729     788     190      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                     $ 1.27  $ 1.26  $ 1.17  $ 0.96  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.37  $ 1.27  $ 1.26  $ 1.17  $ 0.96      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         214     223     252     209       4      --      --     --
---------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 45

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                 2006    2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
(5/21/2002)
Accumulation unit value at beginning of period                     $ 1.44  $ 1.33  $ 1.13  $ 0.79  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.63  $ 1.44  $ 1.33  $ 1.13  $ 0.79      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         391     378     374     217      65      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                     $ 1.29  $ 1.28  $ 1.19  $ 1.03  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.37  $ 1.29  $ 1.28  $ 1.19  $ 1.03      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3,247   1,889   1,541   1,060     212      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $ 0.97  $1.00
Accumulation unit value at end of period                           $ 1.25  $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                       1,443   1,621   1,596   1,635   1,583     963     146     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                     $ 1.16  $ 1.04  $ 0.98  $ 0.84  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.18  $ 1.16  $ 1.04  $ 0.98  $ 0.84      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         243     213     209      86      52      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.28  $ 1.27  $ 1.23  $ 1.19  $ 1.12  $ 1.06  $ 0.99  $1.00
Accumulation unit value at end of period                           $ 1.33  $ 1.28  $ 1.27  $ 1.23  $ 1.19  $ 1.12  $ 1.06  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                          23      28      34      31      79      28       5     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $ 1.29  $1.00
Accumulation unit value at end of period                           $ 1.49  $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                       4,374   4,450   4,648   4,797   4,994   4,731   2,474     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES
(5/30/2000)
Accumulation unit value at beginning of period                     $ 0.78  $ 0.67  $ 0.60  $ 0.45  $ 0.53  $ 0.76  $ 1.00     --
Accumulation unit value at end of period                           $ 0.97  $ 0.78  $ 0.67  $ 0.60  $ 0.45  $ 0.53  $ 0.76     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         197     219     262     289     440     461      96     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                     $ 1.10  $ 1.06  $ 1.00  $ 0.81  $ 1.00      --      --     --
Accumulation unit value at end of period                           $ 1.21  $ 1.10  $ 1.06  $ 1.00  $ 0.81      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          --      --      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                     $ 1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period                           $ 1.04      --      --      --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         801      --      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                     $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $ 1.30  $1.00
Accumulation unit value at end of period                           $ 0.98  $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $1.30
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2,039   2,480   2,708   3,087   3,317   4,035   1,798     --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                     $ 0.70  $ 0.64  $ 0.54  $ 0.41  $ 0.60  $ 0.92  $ 1.00     --
Accumulation unit value at end of period                           $ 0.73  $ 0.70  $ 0.64  $ 0.54  $ 0.41  $ 0.60  $ 0.92     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         589     612     843     811   1,020   1,024     152     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/9/1999)
Accumulation unit value at beginning of period                     $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $ 1.08  $1.00
Accumulation unit value at end of period                           $ 1.17  $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                         275     210     176     177     179     151       5     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND
(11/9/1999)
Accumulation unit value at beginning of period                     $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                           $ 1.11  $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                       1,203   1,149   1,454   1,720   2,516   2,250      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
(11/9/1999)
Accumulation unit value at beginning of period                     $ 1.25  $ 1.24  $ 1.20  $ 1.16  $ 1.11  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                           $ 1.29  $ 1.25  $ 1.24  $ 1.20  $ 1.16  $ 1.11  $ 1.05  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                       4,332   1,045     999     593     179      99      82     --
--------------------------------------------------------------------------------------------------------------------------------



46 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(11/9/1999)
Accumulation unit value at beginning of period                           $ 1.47  $ 1.31  $ 1.12  $ 0.81  $ 1.01  $1.00  $1.02  $1.00
Accumulation unit value at end of period                                 $ 1.74  $ 1.47  $ 1.31  $ 1.12  $ 0.81  $1.01  $1.00  $1.02
Number of accumulation units outstanding at end of period (000 omitted)   3,199   1,284   1,141     861     536    342    244     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
Accumulation unit value at beginning of period                           $ 1.89  $ 1.43  $ 1.17  $ 0.84  $ 0.90  $0.92  $1.00     --
Accumulation unit value at end of period                                 $ 2.50  $ 1.89  $ 1.43  $ 1.17  $ 0.84  $0.90  $0.92     --
Number of accumulation units outstanding at end of period (000 omitted)     428      49      48      42      67     35     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period                                 $ 1.03      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   2,829      --      --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.04  $ 0.97  $ 0.81  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.22  $ 1.12  $ 1.04  $ 0.97  $ 0.81     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.23  $ 1.20  $ 1.09  $ 0.88  $ 0.96  $0.92  $1.03  $1.00
Accumulation unit value at end of period                                 $ 1.35  $ 1.23  $ 1.20  $ 1.09  $ 0.88  $0.96  $0.92  $1.03
Number of accumulation units outstanding at end of period (000 omitted)   1,320   1,059   1,262   1,212   1,027    821    278     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period                                 $ 1.05      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,094      --      --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period                                 $ 1.06      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       5      --      --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.72  $ 0.69  $ 0.66  $ 0.52  $ 0.67  $0.83  $1.00     --
Accumulation unit value at end of period                                 $ 0.82  $ 0.72  $ 0.69  $ 0.66  $ 0.52  $0.67  $0.83     --
Number of accumulation units outstanding at end of period (000 omitted)   4,701   1,109   1,250     172     141    217    104     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period                                 $ 1.10      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.33  $ 1.23  $ 1.02  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.42  $ 1.44  $ 1.33  $ 1.23  $ 1.02     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       1       1       1      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.89  $ 0.86  $ 0.79  $ 0.63  $ 0.82  $0.94  $1.00     --
Accumulation unit value at end of period                                 $ 1.01  $ 0.89  $ 0.86  $ 0.79  $ 0.63  $0.82  $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)     539     565     639     728     711    450     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.87  $ 0.84  $ 0.77  $ 0.61  $ 0.80  $0.92  $1.00     --
Accumulation unit value at end of period                                 $ 0.99  $ 0.87  $ 0.84  $ 0.77  $ 0.61  $0.80  $0.92     --
Number of accumulation units outstanding at end of period (000 omitted)   3,398   3,818   3,822   2,601   2,290    817     34     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period                                 $ 1.05      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(5/30/2000)
Accumulation unit value at beginning of period                           $ 1.17  $ 1.16  $ 1.17  $ 1.16  $ 1.11  $1.06  $1.00     --
Accumulation unit value at end of period                                 $ 1.20  $ 1.17  $ 1.16  $ 1.17  $ 1.16  $1.11  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)   1,559   1,666   1,897   1,950   1,729    799     15     --
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006   2005    2004    2003    2002    2001   2000   1999
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(3/3/2000)
Accumulation unit value at beginning of period                           $ 1.17  $ 1.17  $ 1.17  $ 1.17  $ 1.12  $1.06  $1.00     --
Accumulation unit value at end of period                                 $ 1.20  $ 1.17  $ 1.17  $ 1.17  $ 1.17  $1.12  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)   1,522   1,654   2,036   2,508   2,657    859    183     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(11/9/1999)
Accumulation unit value at beginning of period                           $ 1.53  $ 1.48  $ 1.26  $ 0.87  $ 1.06  $1.14  $1.11  $1.00
Accumulation unit value at end of period                                 $ 1.69  $ 1.53  $ 1.48  $ 1.26  $ 0.87  $1.06  $1.14  $1.11
Number of accumulation units outstanding at end of period (000 omitted)     338     394     445     419     366    276     85     --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.28  $ 1.08  $ 0.79  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.58  $ 1.33  $ 1.28  $ 1.08  $ 0.79     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     446     296     274     180      28     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.24  $ 1.27  $ 1.20  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.36  $ 1.24  $ 1.27  $ 1.20      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      16      17      17      11      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.88  $ 1.69  $ 1.43  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 2.31  $ 1.88  $ 1.69  $ 1.43      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      80      16      --      --      --     --     --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.05  $ 1.02  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.09  $ 1.06  $ 1.05  $ 1.02      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       6       6       6       5      --     --     --     --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.56  $ 1.45  $ 1.28  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.79  $ 1.56  $ 1.45  $ 1.28      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     190       7       7       5      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.47  $ 1.44  $ 1.26  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.78  $ 1.47  $ 1.44  $ 1.26      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      10      10      10       7      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.71  $ 1.51  $ 1.31  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.87  $ 1.71  $ 1.51  $ 1.31      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      18      17      17       5      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.90  $ 1.72  $ 1.40  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 2.18  $ 1.90  $ 1.72  $ 1.40      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      85      15      --      51      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                           $ 1.51  $ 1.47  $ 1.27  $ 0.98  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.73  $ 1.51  $ 1.47  $ 1.27  $ 0.98     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   2,020     284     242     153     186     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.48  $ 1.37  $ 1.21  $ 0.96  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.70  $ 1.48  $ 1.37  $ 1.21  $ 0.96     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      49      60      65      50       4     --     --     --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 2.03  $ 1.76  $ 1.30  $ 0.96  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 2.77  $ 2.03  $ 1.76  $ 1.30  $ 0.96     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       2       3     115       1      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------------



48 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2006    2005     2004     2003     2002     2001    2000   1999
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES
(5/1/2006)
Accumulation unit value at beginning of period                 $ 1.00       --       --       --       --       --      --   --
Accumulation unit value at end of period                       $ 1.23       --       --       --       --       --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      29       --       --       --       --       --      --   --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2006)
Accumulation unit value at beginning of period                 $ 1.00       --       --       --       --       --      --   --
Accumulation unit value at end of period                       $ 1.09       --       --       --       --       --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,004       --       --       --       --       --      --   --
--------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2006)
Accumulation unit value at beginning of period                 $ 1.00       --       --       --       --       --      --   --
Accumulation unit value at end of period                       $ 1.00       --       --       --       --       --      --   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     110       --       --       --       --       --      --   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 1.06  $  1.02  $  0.95  $  0.79  $  0.91  $  0.99  $ 1.00   --
Accumulation unit value at end of period                       $ 1.17  $  1.06  $  1.02  $  0.95  $  0.79  $  0.91  $ 0.99   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5,760    6,499    7,105    7,439    7,879    6,593   3,351   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 1.05  $  1.03  $  0.94  $  0.76  $  1.01  $  1.09  $ 1.00   --
Accumulation unit value at end of period                       $ 1.27  $  1.05  $  1.03  $  0.94  $  0.76  $  1.01  $ 1.09   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,209    1,034    1,053      969      993      569      36   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 1.20  $  1.15  $  1.05  $  0.84  $  1.06  $  1.13  $ 1.00   --
Accumulation unit value at end of period                       $ 1.40  $  1.20  $  1.15  $  1.05  $  0.84  $  1.06  $ 1.13   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2,619    3,000    3,241    3,433    3,711    2,814     765   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                 $ 0.86  $  0.79  $  0.73  $  0.56  $  0.74  $  0.89  $ 1.00   --
Accumulation unit value at end of period                       $ 1.02  $  0.86  $  0.79  $  0.73  $  0.56  $  0.74  $ 0.89   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     804      934      868      757      570      561      88   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 0.64  $  0.67  $  0.62  $  0.51  $  0.70  $  0.87  $ 1.00   --
Accumulation unit value at end of period                       $ 0.73  $  0.64  $  0.67  $  0.62  $  0.51  $  0.70  $ 0.87   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     805      645      687      856      870      908     340   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 0.70  $  0.67  $  0.66  $  0.53  $  0.74  $  0.95  $ 1.00   --
Accumulation unit value at end of period                       $ 0.71  $  0.70  $  0.67  $  0.66  $  0.53  $  0.74  $ 0.95   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8,900   10,433   11,414   11,837   12,545   12,015   5,711   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 1.06  $  1.05  $  1.06  $  1.06  $  1.06  $  1.04  $ 1.00   --
Accumulation unit value at end of period                       $ 1.10  $  1.06  $  1.05  $  1.06  $  1.06  $  1.06  $ 1.04   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,994    1,196    1,509    2,790    3,356    4,984   1,717   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 0.42  $  0.40  $  0.36  $  0.25  $  0.42  $  0.56  $ 1.00   --
Accumulation unit value at end of period                       $ 0.51  $  0.42  $  0.40  $  0.36  $  0.25  $  0.42  $ 0.56   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2,832    2,904    3,073    3,239    3,394    4,983   2,024   --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 1.35  $  1.34  $  1.30  $  1.21  $  1.14  $  1.08  $ 1.00   --
Accumulation unit value at end of period                       $ 1.38  $  1.35  $  1.34  $  1.30  $  1.21  $  1.14  $ 1.08   --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2,453    1,892    2,017    2,160    2,275    1,545     660   --
--------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 49

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.54  $ 1.48  $ 1.35  $1.00
Accumulation unit value at end of period                                   $ 1.72  $ 1.54  $ 1.48  $1.35
Number of accumulation units outstanding at end of period (000 omitted)     1,192   1,292   1,057    329
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.47  $ 1.37  $ 1.30  $1.00
Accumulation unit value at end of period                                   $ 1.54  $ 1.47  $ 1.37  $1.30
Number of accumulation units outstanding at end of period (000 omitted)        33       7      16      7
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.67  $ 1.55  $ 1.36  $1.00
Accumulation unit value at end of period                                   $ 1.92  $ 1.67  $ 1.55  $1.36
Number of accumulation units outstanding at end of period (000 omitted)       110     143     146     59
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --
Accumulation unit value at end of period                                   $ 1.08      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        10      --      --     --
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.14  $ 1.08  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.25  $ 1.14  $ 1.08     --
Number of accumulation units outstanding at end of period (000 omitted)       218     267     169     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.30  $ 1.27  $ 1.19  $1.00
Accumulation unit value at end of period                                   $ 1.43  $ 1.30  $ 1.27  $1.19
Number of accumulation units outstanding at end of period (000 omitted)        43      42      62     71
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.50  $ 1.46  $ 1.41  $1.00
Accumulation unit value at end of period                                   $ 1.60  $ 1.50  $ 1.46  $1.41
Number of accumulation units outstanding at end of period (000 omitted)       102     118     172    110
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.50  $ 1.46  $ 1.33  $1.00
Accumulation unit value at end of period                                   $ 1.74  $ 1.50  $ 1.46  $1.33
Number of accumulation units outstanding at end of period (000 omitted)       231     202     146    102
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.38  $ 1.20  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.84  $ 1.38  $ 1.20     --
Number of accumulation units outstanding at end of period (000 omitted)     2,005   1,806     583     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.51  $ 1.33  $ 1.25  $1.00
Accumulation unit value at end of period                                   $ 1.48  $ 1.51  $ 1.33  $1.25
Number of accumulation units outstanding at end of period (000 omitted)        94     100     110     28
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.05  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.06  $ 1.06  $ 1.05     --
Number of accumulation units outstanding at end of period (000 omitted)     5,054   3,998   1,333     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.25  $ 1.12  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.54  $ 1.25  $ 1.12     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.02  $ 1.07  $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)     2,417   1,259     407     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.09  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.32  $ 1.13  $ 1.09     --
Number of accumulation units outstanding at end of period (000 omitted)         1       1      --     --
--------------------------------------------------------------------------------------------------------



50 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2006     2005     2004     2003
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                      $ 1.00       --       --      --
Accumulation unit value at end of period                                            $ 1.07       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)              1,006       --       --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.22   $ 1.17   $ 1.00      --
Accumulation unit value at end of period                                            $ 1.44   $ 1.22   $ 1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                 --       --       --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.22   $ 1.13   $ 1.00      --
Accumulation unit value at end of period                                            $ 1.30   $ 1.22   $ 1.13      --
Number of accumulation units outstanding at end of period (000 omitted)                  1        1        1      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO,
SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.05   $ 1.03   $ 1.00      --
Accumulation unit value at end of period                                            $ 1.08   $ 1.05   $ 1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                858      598      161      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO,
SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.06   $ 1.03   $ 1.00      --
Accumulation unit value at end of period                                            $ 1.21   $ 1.06   $ 1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                208      208      196      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO,
SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.26   $ 1.14   $ 1.00      --
Accumulation unit value at end of period                                            $ 1.52   $ 1.26   $ 1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                  2        2       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.25   $ 1.21   $ 1.16   $1.00
Accumulation unit value at end of period                                            $ 1.36   $ 1.25   $ 1.21   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                199      204      224      63
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.06   $ 1.05   $ 1.02   $1.00
Accumulation unit value at end of period                                            $ 1.09   $ 1.06   $ 1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)              3,287    3,085    2,443     940
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.52   $ 1.41   $ 1.32   $1.00
Accumulation unit value at end of period                                            $ 1.68   $ 1.52   $ 1.41   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                913      816      590     214
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.65   $ 1.57   $ 1.40   $1.00
Accumulation unit value at end of period                                            $ 1.80   $ 1.65   $ 1.57   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                446      477      167      90
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.23   $ 1.23   $ 1.15   $1.00
Accumulation unit value at end of period                                            $ 1.32   $ 1.23   $ 1.23   $1.15
Number of accumulation units outstanding at end of period (000 omitted)              1,194    1,159      676     254
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.81   $ 1.58   $ 1.35   $1.00
Accumulation unit value at end of period                                            $ 2.19   $ 1.81   $ 1.58   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                921      859      545     279
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.52   $ 1.49   $ 1.41   $1.00
Accumulation unit value at end of period                                            $ 1.58   $ 1.52   $ 1.49   $1.41
Number of accumulation units outstanding at end of period (000 omitted)              1,308    1,211      652     253
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.70   $ 1.56   $ 1.31   $1.00
Accumulation unit value at end of period                                            $ 2.03   $ 1.70   $ 1.56   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                783      755      725     314
--------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 51

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2006     2005     2004     2003
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.19   $ 1.21   $ 1.14   $ 1.00
Accumulation unit value at end of period                                            $ 1.24   $ 1.19   $ 1.21   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)              2,594    2,416    1,843      485
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.71   $ 1.48   $ 1.30   $ 1.00
Accumulation unit value at end of period                                            $ 1.88   $ 1.71   $ 1.48   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)              7,123    5,644    3,317    1,254
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.42   $ 1.37   $ 1.34   $ 1.00
Accumulation unit value at end of period                                            $ 1.50   $ 1.42   $ 1.37   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                175      184      196       51
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.04   $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                            $ 1.07   $ 1.04   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)              2,247    1,451      385       --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 2.00   $ 1.71   $ 1.39   $ 1.00
Accumulation unit value at end of period                                            $ 2.21   $ 2.00   $ 1.71   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)              1,610    1,394    1,000      424
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.92   $ 1.64   $ 1.46   $ 1.00
Accumulation unit value at end of period                                            $ 2.23   $ 1.92   $ 1.64   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                607      684      487       38
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.13   $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                            $ 1.32   $ 1.13   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                845      827      157       --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                      $ 2.04   $ 1.82   $ 1.40   $ 1.00
Accumulation unit value at end of period                                            $ 2.43   $ 2.04   $ 1.82   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                 94       89       86       30
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.12   $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                            $ 1.29   $ 1.12   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                 26       35       25       --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.80   $ 1.68   $ 1.37   $ 1.00
Accumulation unit value at end of period                                            $ 2.08   $ 1.80   $ 1.68   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                412      437      410      203
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.57   $ 1.52   $ 1.38   $ 1.00
Accumulation unit value at end of period                                            $ 1.69   $ 1.57   $ 1.52   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                180      253      221       94
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.53   $ 1.40   $ 1.26   $ 1.00
Accumulation unit value at end of period                                            $ 1.78   $ 1.53   $ 1.40   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)              4,535    4,526    4,252    2,446
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.71   $ 1.57   $ 1.34   $ 1.00
Accumulation unit value at end of period                                            $ 2.05   $ 1.71   $ 1.57   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                541      536      454      158
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.11   $ 1.16   $ 1.00       --
Accumulation unit value at end of period                                            $ 1.24   $ 1.11   $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)              2,116    1,517      537       --
---------------------------------------------------------------------------------------------------------------------



52 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2006     2005     2004     2003
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.21   $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                            $ 1.45   $ 1.21   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                392      392       96       --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                                      $ 1.33   $ 1.20   $ 1.00       --
Accumulation unit value at end of period                                            $ 1.53   $ 1.33   $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)              1,985    1,451      489       --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.36   $ 1.32   $ 1.23   $ 1.00
Accumulation unit value at end of period                                            $ 1.44   $ 1.36   $ 1.32   $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)                 44       53       54       32
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.46   $ 1.41   $ 1.34   $ 1.00
Accumulation unit value at end of period                                            $ 1.62   $ 1.46   $ 1.41   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                 48       46       66       24
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.30   $ 1.28   $ 1.17   $ 1.00
Accumulation unit value at end of period                                            $ 1.43   $ 1.30   $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)              2,825    2,751    2,538    1,583
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.97   $ 1.72   $ 1.34   $ 1.00
Accumulation unit value at end of period                                            $ 2.55   $ 1.97   $ 1.72   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                 67       64       67       45
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.43   $ 1.39   $ 1.32   $ 1.00
Accumulation unit value at end of period                                            $ 1.53   $ 1.43   $ 1.39   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)              2,152    1,946    1,156      312
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.93   $ 1.72   $ 1.46   $ 1.00
Accumulation unit value at end of period                                            $ 2.24   $ 1.93   $ 1.72   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                289      233      155       65
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.21   $ 1.20   $ 1.12   $ 1.00
Accumulation unit value at end of period                                            $ 1.30   $ 1.21   $ 1.20   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                243      224      254      212
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.84   $ 1.70   $ 1.44   $ 1.00
Accumulation unit value at end of period                                            $ 2.08   $ 1.84   $ 1.70   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                362      338      304      146
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.16   $ 1.15   $ 1.07   $ 1.00
Accumulation unit value at end of period                                            $ 1.23   $ 1.16   $ 1.15   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)              4,678    3,864    2,443    1,246
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.47   $ 1.42   $ 1.29   $ 1.00
Accumulation unit value at end of period                                            $ 1.68   $ 1.47   $ 1.42   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                 73       71       47       45
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.41   $ 1.26   $ 1.19   $ 1.00
Accumulation unit value at end of period                                            $ 1.43   $ 1.41   $ 1.26   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                 80       82       92       40
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                      $ 1.72   $ 1.55   $ 1.35   $ 1.00
Accumulation unit value at end of period                                            $ 2.16   $ 1.72   $ 1.55   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                317      318      349      216
---------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 53

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.40  $ 1.35  $ 1.27  $1.00
Accumulation unit value at end of period                                                   $ 1.54  $ 1.40  $ 1.35  $1.27
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $ 1.19  $ 1.00     --
Accumulation unit value at end of period                                                   $ 1.45  $ 1.25  $ 1.19     --
Number of accumulation units outstanding at end of period (000 omitted)                       193      25      30     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.72  $ 1.56  $ 1.33  $1.00
Accumulation unit value at end of period                                                   $ 1.79  $ 1.72  $ 1.56  $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        24      25      26     12
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.00  $ 0.99  $ 0.99  $1.00
Accumulation unit value at end of period                                                   $ 1.03  $ 1.00  $ 0.99  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                     1,143     724     589    292
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.07  $ 1.06  $ 1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.10  $ 1.07  $ 1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                     2,210   1,007   1,010    415
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.90  $ 1.69  $ 1.45  $1.00
Accumulation unit value at end of period                                                   $ 2.24  $ 1.90  $ 1.69  $1.45
Number of accumulation units outstanding at end of period (000 omitted)                     3,198   2,316     703    257
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.55  $ 1.17  $ 1.00     --
Accumulation unit value at end of period                                                   $ 2.05  $ 1.55  $ 1.17     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,190   1,074     337     --
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                             $ 1.00      --      --     --
Accumulation unit value at end of period                                                   $ 1.03      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)                       787      --      --     --
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.40  $ 1.31  $ 1.22  $1.00
Accumulation unit value at end of period                                                   $ 1.54  $ 1.40  $ 1.31  $1.22
Number of accumulation units outstanding at end of period (000 omitted)                         8      12      18     14
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.09  $ 1.00     --
Accumulation unit value at end of period                                                   $ 1.22  $ 1.11  $ 1.09     --
Number of accumulation units outstanding at end of period (000 omitted)                       614     389      48     --
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                             $ 1.12  $ 1.10  $ 1.00     --
Accumulation unit value at end of period                                                   $ 1.19  $ 1.12  $ 1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                       349      --      --     --
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.29  $ 1.14  $ 1.00     --
Accumulation unit value at end of period                                                   $ 1.58  $ 1.29  $ 1.14     --
Number of accumulation units outstanding at end of period (000 omitted)                       335     337      --     --
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                                                   $ 1.26  $ 1.11  $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                     2,598   2,450   1,481     --
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.14  $ 1.10  $ 1.00     --
Accumulation unit value at end of period                                                   $ 1.34  $ 1.14  $ 1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                         9      10      10     --
------------------------------------------------------------------------------------------------------------------------



54 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2006    2005    2004    2003
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.48  $ 1.36  $ 1.26  $ 1.00
Accumulation unit value at end of period                                              $ 1.46  $ 1.48  $ 1.36  $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                  143     159     101       2
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.45  $ 1.41  $ 1.30  $ 1.00
Accumulation unit value at end of period                                              $ 1.65  $ 1.45  $ 1.41  $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                1,450   1,433   1,256     400
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $ 1.09  $ 1.10  $ 1.00      --
Accumulation unit value at end of period                                              $ 1.25  $ 1.09  $ 1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                   --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.00  $ 1.00  $ 1.00  $ 1.00
Accumulation unit value at end of period                                              $ 1.02  $ 1.00  $ 1.00  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                2,162   1,878   1,672   1,013
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.74  $ 1.66  $ 1.40  $ 1.00
Accumulation unit value at end of period                                              $ 2.06  $ 1.74  $ 1.66  $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                1,454   1,359     543      82
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.24  $ 1.27  $ 1.20  $ 1.00
Accumulation unit value at end of period                                              $ 1.36  $ 1.24  $ 1.27  $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                  730     576     223     127
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.88  $ 1.68  $ 1.43  $ 1.00
Accumulation unit value at end of period                                              $ 2.31  $ 1.88  $ 1.68  $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                   42      30       3      --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.06  $ 1.05  $ 1.02  $ 1.00
Accumulation unit value at end of period                                              $ 1.09  $ 1.06  $ 1.05  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                  143      95      97      97
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.56  $ 1.45  $ 1.28  $ 1.00
Accumulation unit value at end of period                                              $ 1.79  $ 1.56  $ 1.45  $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                  117      73      65      45
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.47  $ 1.44  $ 1.26  $ 1.00
Accumulation unit value at end of period                                              $ 1.78  $ 1.47  $ 1.44  $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                   80      83      90      40
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.71  $ 1.51  $ 1.31  $ 1.00
Accumulation unit value at end of period                                              $ 1.87  $ 1.71  $ 1.51  $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                   16      16      16      31
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.90  $ 1.72  $ 1.40  $ 1.00
Accumulation unit value at end of period                                              $ 2.18  $ 1.90  $ 1.72  $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                  322     280     130      41
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.56  $ 1.52  $ 1.31  $ 1.00
Accumulation unit value at end of period                                              $ 1.79  $ 1.56  $ 1.52  $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                5,513   4,481   1,710      80
--------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 55

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004   2003
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.58  $ 1.46  $1.29  $1.00
Accumulation unit value at end of period                                                   $ 1.81  $ 1.58  $1.46  $1.29
Number of accumulation units outstanding at end of period (000 omitted)                       155     149    135    129
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 2.22  $ 1.92  $1.42  $1.00
Accumulation unit value at end of period                                                   $ 3.02  $ 2.22  $1.92  $1.42
Number of accumulation units outstanding at end of period (000 omitted)                        98     107     94     44
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.59  $ 1.38  $1.00     --
Accumulation unit value at end of period                                                   $ 2.16  $ 1.59  $1.38     --
Number of accumulation units outstanding at end of period (000 omitted)                       118     146     89     --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.45  $ 1.21  $1.00     --
Accumulation unit value at end of period                                                   $ 1.96  $ 1.45  $1.21     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,051     805    292     --
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.27  $ 1.16  $1.00     --
Accumulation unit value at end of period                                                   $ 1.35  $ 1.27  $1.16     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,268   1,002    293     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.12  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.24  $ 1.12  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.33  $ 1.10  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.13  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.32  $ 1.13  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        98     111     55     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.20  $ 1.11  $1.00     --
Accumulation unit value at end of period                                                   $ 1.43  $ 1.20  $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.03  $ 1.06  $1.00     --
Accumulation unit value at end of period                                                   $ 1.17  $ 1.03  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.08  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                   $ 1.09  $ 1.08  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                       419     344     52     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.01  $ 1.00  $1.00     --
Accumulation unit value at end of period                                                   $ 1.04  $ 1.01  $1.00     --
Number of accumulation units outstanding at end of period (000 omitted)                         8      19     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.06  $1.00     --
Accumulation unit value at end of period                                                   $ 1.35  $ 1.11  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.04  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                   $ 1.07  $ 1.04  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                       399     303     38     --
-----------------------------------------------------------------------------------------------------------------------



56 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006     2005     2004     2003     2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.13  $  1.09  $  1.00  $  0.76  $  1.00      --     --
Accumulation unit value at end of period                                  $  1.26  $  1.13  $  1.09  $  1.00  $  0.76      --     --
Number of accumulation units outstanding at end of period (000 omitted)     4,987    5,288    4,663    2,514      517      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period                            $  0.73  $  0.68  $  0.65  $  0.51  $  0.68  $ 0.90  $1.00
Accumulation unit value at end of period                                  $  0.77  $  0.73  $  0.68  $  0.65  $  0.51  $ 0.68  $0.90
Number of accumulation units outstanding at end of period (000 omitted)     3,370    3,178    3,769    4,485    4,583   2,944    311
*AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES MERGED INTO AIM V.I.
CAPITAL APPRECIATION FUND, SERIES I SHARES ON NOV. 3, 2006.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.38  $  1.29  $  1.23  $  0.97  $  1.00      --     --
Accumulation unit value at end of period                                  $  1.45  $  1.38  $  1.29  $  1.23  $  0.97      --     --
Number of accumulation units outstanding at end of period (000 omitted)       309       48       52       57       19      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.22  $  1.14  $  1.00  $  0.75  $  1.00      --     --
Accumulation unit value at end of period                                  $  1.40  $  1.22  $  1.14  $  1.00  $  0.75      --     --
Number of accumulation units outstanding at end of period (000 omitted)       353      316      328      189       18      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.08       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,076       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                            $  1.00       --       --       --       --      --     --
Accumulation unit value at end of period                                  $  1.08       --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        54       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.14  $  1.08  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.25  $  1.14  $  1.08       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       507      573      415       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period                            $  1.16  $  1.14  $  1.06  $  0.91  $  1.00      --     --
Accumulation unit value at end of period                                  $  1.28  $  1.16  $  1.14  $  1.06  $  0.91      --     --
Number of accumulation units outstanding at end of period (000 omitted)       361      335      311      222       71      --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $  0.44  $  0.43  $  0.41  $  0.29  $  0.51  $ 0.69  $1.00
Accumulation unit value at end of period                                  $  0.47  $  0.44  $  0.43  $  0.41  $  0.29  $ 0.51  $0.69
Number of accumulation units outstanding at end of period (000 omitted)     2,693    2,798    2,773    2,911    2,423   2,237    456
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $  1.09  $  1.05  $  0.96  $  0.74  $  0.96  $ 0.97  $1.00
Accumulation unit value at end of period                                  $  1.25  $  1.09  $  1.05  $  0.96  $  0.74  $ 0.96  $0.97
Number of accumulation units outstanding at end of period (000 omitted)    10,437   11,167   11,742   11,403   10,906   4,722    292
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(4/30/2004)
Accumulation unit value at beginning of period                            $  1.38  $  1.20  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.84  $  1.38  $  1.20       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,786    3,191    1,509       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $  0.65  $  0.58  $  0.54  $  0.44  $  0.65  $ 0.80  $1.00
Accumulation unit value at end of period                                  $  0.64  $  0.65  $  0.58  $  0.54  $  0.44  $ 0.65  $0.80
Number of accumulation units outstanding at end of period (000 omitted)     6,164    6,450    6,937    7,475    7,706   5,808    700
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $  1.06  $  1.05  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.06  $  1.06  $  1.05       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     8,897    7,886    3,481       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $  1.25  $  1.12  $  1.00       --       --      --     --
Accumulation unit value at end of period                                  $  1.54  $  1.25  $  1.12       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --      --     --
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 57

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.07  $ 1.06  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.02  $ 1.07  $ 1.06      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    4,931   2,430   1,074      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13  $ 1.09  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.32  $ 1.13  $ 1.09      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        7       7       7      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --     --     --
Accumulation unit value at end of period                                  $ 1.07      --      --      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,412      --      --      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.22  $ 1.17  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.43  $ 1.22  $ 1.17      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       12      23      34      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.22  $ 1.13  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.29  $ 1.22  $ 1.13      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       16      15       7      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.03  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.08  $ 1.05  $ 1.03      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,698   1,140     500      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06  $ 1.03  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.21  $ 1.06  $ 1.03      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       14      14      14      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.26  $ 1.14  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                  $ 1.52  $ 1.26  $ 1.14      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       17      19      19      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.23  $ 1.19  $ 1.14  $ 1.00  $1.00     --     --
Accumulation unit value at end of period                                  $ 1.33  $ 1.23  $ 1.19  $ 1.14  $1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)      167     219     154     126     26     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.09  $ 1.09  $ 1.06  $ 1.04  $1.00     --     --
Accumulation unit value at end of period                                  $ 1.12  $ 1.09  $ 1.09  $ 1.06  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)    6,773   6,711   4,784   2,717    756     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.12  $ 1.04  $ 0.97  $ 0.75  $0.90  $1.04  $1.00
Accumulation unit value at end of period                                  $ 1.25  $ 1.12  $ 1.04  $ 0.97  $0.75  $0.90  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      617     634     311     321    395    178      6
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.42  $ 1.32  $ 1.23  $ 0.96  $1.00     --     --
Accumulation unit value at end of period                                  $ 1.57  $ 1.42  $ 1.32  $ 1.23  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,973   2,763   1,618   1,035      2     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.58  $ 1.51  $ 1.35  $ 0.99  $1.00     --     --
Accumulation unit value at end of period                                  $ 1.73  $ 1.58  $ 1.51  $ 1.35  $0.99     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,201   1,244     476     360     47     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.29  $ 1.29  $ 1.21  $ 1.04  $1.00     --     --
Accumulation unit value at end of period                                  $ 1.38  $ 1.29  $ 1.29  $ 1.21  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,978   2,966   2,036   1,259    336     --     --
-----------------------------------------------------------------------------------------------------------------------------



58 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006      2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                            $  1.41  $  1.23  $ 1.05  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  1.71  $  1.41  $ 1.23  $ 1.05      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,024      895     742     542      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.61  $  1.41  $ 1.20  $ 0.93  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.95  $  1.61  $ 1.41  $ 1.20  $ 0.93      --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,908    2,702   2,238   1,662     145      --     --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $  0.76  $  0.74  $ 0.70  $ 0.51  $ 0.69  $ 0.82  $1.00
Accumulation unit value at end of period                                  $  0.79  $  0.76  $ 0.74  $ 0.70  $ 0.51  $ 0.69  $0.82
Number of accumulation units outstanding at end of period (000 omitted)     2,418    2,770   3,115   3,258   3,609   3,028    703
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.43  $  1.40  $ 1.33  $ 0.96  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.49  $  1.43  $ 1.40  $ 1.33  $ 0.96      --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,555    3,207   2,378   1,218     276      --     --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.95  $  1.78  $ 1.50  $ 1.18  $ 1.36  $ 1.17  $1.00
Accumulation unit value at end of period                                  $  2.34  $  1.95  $ 1.78  $ 1.50  $ 1.18  $ 1.36  $1.17
Number of accumulation units outstanding at end of period (000 omitted)     2,455    2,441   2,441   2,255   2,265   1,562      7
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.57  $  1.44  $ 1.22  $ 0.95  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.88  $  1.57  $ 1.44  $ 1.22  $ 0.95      --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,835    2,015   1,945   1,491     396      --     --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.50  $  1.53  $ 1.43  $ 1.24  $ 1.09  $ 1.04  $1.00
Accumulation unit value at end of period                                  $  1.56  $  1.50  $ 1.53  $ 1.43  $ 1.24  $ 1.09  $1.04
Number of accumulation units outstanding at end of period (000 omitted)     2,138    1,921   1,633   1,799   1,607     732     --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.30  $  1.33  $ 1.24  $ 1.08  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.35  $  1.30  $ 1.33  $ 1.24  $ 1.08      --     --
Number of accumulation units outstanding at end of period (000 omitted)     4,177    3,857   2,395   1,435     325      --     --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.25  $  1.08  $ 0.95  $ 0.75  $ 0.84  $ 0.97  $1.00
Accumulation unit value at end of period                                  $  1.37  $  1.25  $ 1.08  $ 0.95  $ 0.75  $ 0.84  $0.97
Number of accumulation units outstanding at end of period (000 omitted)     6,532    6,482   6,694   6,068   5,134   1,866    191
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.43  $  1.24  $ 1.09  $ 0.86  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.57  $  1.43  $ 1.24  $ 1.09  $ 0.86      --     --
Number of accumulation units outstanding at end of period (000 omitted)    16,891   12,402   8,496   4,477     395      --     --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.03  $  0.99  $ 0.98  $ 0.75  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.09  $  1.03  $ 0.99  $ 0.98  $ 0.75      --     --
Number of accumulation units outstanding at end of period (000 omitted)       652      621     634     465     108      --     --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.00  $  0.99  $ 0.92  $ 0.73  $ 0.72  $ 0.82  $1.00
Accumulation unit value at end of period                                  $  1.10  $  1.00  $ 0.99  $ 0.92  $ 0.73  $ 0.72  $0.82
Number of accumulation units outstanding at end of period (000 omitted)     1,766    1,620   1,946   2,482   1,948   1,031     50
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                            $  1.04  $  1.03  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $  1.07  $  1.04  $ 1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     4,639    3,064   1,283      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  2.00  $  1.72  $ 1.40  $ 1.02  $ 1.15  $ 1.21  $1.00
Accumulation unit value at end of period                                  $  2.23  $  2.00  $ 1.72  $ 1.40  $ 1.02  $ 1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)     4,268    4,708   4,904   5,042   4,911   2,607    222
---------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 59

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006     2005     2004     2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                             $  1.65  $  1.42  $  1.16  $  0.85  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.83  $  1.65  $  1.42  $  1.16  $ 0.85      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                4,907    4,237    3,712    3,204     503      --     --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                             $  1.39  $  1.19  $  1.06  $  0.75  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.61  $  1.39  $  1.19  $  1.06  $ 0.75      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                1,819    2,008    1,575       74       4      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $  1.13  $  1.12  $  1.00       --      --      --     --
Accumulation unit value at end of period                                   $  1.31  $  1.13  $  1.12       --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  670      614      525       --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(5/21/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $  1.82  $  1.62  $  1.25  $  0.93  $ 1.00      --     --
Accumulation unit value at end of period                                   $  2.16  $  1.82  $  1.62  $  1.25  $ 0.93      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  304      365      332      181       8      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                             $  1.12  $  1.09  $  1.00       --      --      --     --
Accumulation unit value at end of period                                   $  1.29  $  1.12  $  1.09       --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                   29       29       28       --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(5/21/2002)
Accumulation unit value at beginning of period                             $  1.36  $  1.27  $  1.04  $  0.80  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.57  $  1.36  $  1.27  $  1.04  $ 0.80      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  948      957      791      575      61      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(5/30/2000)
Accumulation unit value at beginning of period                             $  0.81  $  0.79  $  0.71  $  0.53  $ 0.75  $ 0.90  $1.00
Accumulation unit value at end of period                                   $  0.87  $  0.81  $  0.79  $  0.71  $ 0.53  $ 0.75  $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                                5,246    5,706    5,930    5,842   4,909   4,683    349
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                             $  1.50  $  1.38  $  1.24  $  1.00  $ 1.15  $ 1.09  $1.00
Accumulation unit value at end of period                                   $  1.75  $  1.50  $  1.38  $  1.24  $ 1.00  $ 1.15  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                               14,984   15,468   16,072   14,168   6,327   1,374     15
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
(5/30/2000)
Accumulation unit value at beginning of period                             $  1.82  $  1.45  $  1.18  $  0.78  $ 0.79  $ 0.87  $1.00
Accumulation unit value at end of period                                   $  2.30  $  1.82  $  1.45  $  1.18  $ 0.78  $ 0.79  $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  441      416      254      265     239     116      7
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                             $  1.12  $  1.03  $  0.88  $  0.68  $ 0.84  $ 1.02  $1.00
Accumulation unit value at end of period                                   $  1.34  $  1.12  $  1.03  $  0.88  $ 0.68  $ 0.84  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                                5,604    5,454    4,969    3,675   2,373   1,576     53
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                             $  1.11  $  1.16  $  1.00       --      --      --     --
Accumulation unit value at end of period                                   $  1.24  $  1.11  $  1.16       --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                4,607    3,008    1,342       --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                             $  1.21  $  1.12  $  1.00       --      --      --     --
Accumulation unit value at end of period                                   $  1.45  $  1.21  $  1.12       --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  206      211      201       --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $  1.33  $  1.20  $  1.00       --      --      --     --
Accumulation unit value at end of period                                   $  1.53  $  1.33  $  1.20       --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                3,984    2,646    1,276       --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
(5/30/2000)
Accumulation unit value at beginning of period                             $  0.67  $  0.65  $  0.60  $  0.50  $ 0.70  $ 0.95  $1.00
Accumulation unit value at end of period                                   $  0.71  $  0.67  $  0.65  $  0.60  $ 0.50  $ 0.70  $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                                2,171    2,407    2,642    2,708   2,832   1,928    187
------------------------------------------------------------------------------------------------------------------------------------



60 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006     2005     2004     2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                             $  0.91  $  0.87  $  0.83  $  0.63  $ 0.94  $ 1.01  $1.00
Accumulation unit value at end of period                                   $  1.01  $  0.91  $  0.87  $  0.83  $ 0.63  $ 0.94  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                                1,305    1,343    1,365    1,295     832     454     76
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                             $  1.30  $  1.29  $  1.17  $  1.03  $ 1.10  $ 1.11  $1.00
Accumulation unit value at end of period                                   $  1.43  $  1.30  $  1.29  $  1.17  $ 1.03  $ 1.10  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                               16,584   18,578   18,107   16,041   8,646   3,493    141
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                             $  1.72  $  1.50  $  1.17  $  0.87  $ 1.00      --     --
Accumulation unit value at end of period                                   $  2.22  $  1.72  $  1.50  $  1.17  $ 0.87      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  164      216      242      149       5      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES
(5/21/2002)
Accumulation unit value at beginning of period                             $  1.10  $  1.06  $  1.01  $  0.78  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.17  $  1.10  $  1.06  $  1.01  $ 0.78      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                5,328    4,631    2,949    1,137     163      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(5/21/2002)
Accumulation unit value at beginning of period                             $  1.42  $  1.27  $  1.08  $  0.77  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.65  $  1.42  $  1.27  $  1.08  $ 0.77      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                1,089    1,030      732      620      56      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                             $  1.26  $  1.26  $  1.17  $  0.96  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.36  $  1.26  $  1.26  $  1.17  $ 0.96      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  636      706      843      617      76      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
(5/21/2002)
Accumulation unit value at beginning of period                             $  1.44  $  1.33  $  1.13  $  0.79  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.62  $  1.44  $  1.33  $  1.13  $ 0.79      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  995    1,005    1,058      824      87      --     --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                             $  1.29  $  1.28  $  1.19  $  1.03  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.37  $  1.29  $  1.28  $  1.19  $ 1.03      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                7,421    5,961    4,666    2,419     148      --     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                             $  1.13  $  1.08  $  0.99  $  0.79  $ 0.98  $ 1.07  $1.00
Accumulation unit value at end of period                                   $  1.29  $  1.13  $  1.08  $  0.99  $ 0.79  $ 0.98  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                                1,394    1,667    1,729    1,701   1,879   1,109     17
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                             $  1.34  $  1.20  $  1.14  $  0.97  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.36  $  1.34  $  1.20  $  1.14  $ 0.97      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  129      131      133      147       7      --     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                             $  1.28  $  1.15  $  1.01  $  0.79  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.61  $  1.28  $  1.15  $  1.01  $ 0.79      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                1,863    2,006    2,012    1,723     544      --     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES
(5/30/2000)
Accumulation unit value at beginning of period                             $  0.78  $  0.67  $  0.60  $  0.45  $ 0.53  $ 0.76  $1.00
Accumulation unit value at end of period                                   $  0.97  $  0.78  $  0.67  $  0.60  $ 0.45  $ 0.53  $0.76
Number of accumulation units outstanding at end of period
(000 omitted)                                                                1,094    1,129    1,200    1,252   1,444   1,359    155
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                             $  1.10  $  1.06  $  1.00  $  0.81  $ 1.00      --     --
Accumulation unit value at end of period                                   $  1.20  $  1.10  $  1.06  $  1.00  $ 0.81      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  154      154      164      173       7      --     --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $  1.25  $  1.19  $  1.00       --      --      --     --
Accumulation unit value at end of period                                   $  1.45  $  1.25  $  1.19       --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                                  593       10        5       --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 61

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006     2005   2004     2003    2002    2001   2000
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                             $ 0.70  $ 0.63  $ 0.54  $ 0.41  $ 0.60  $ 0.92  $1.00
Accumulation unit value at end of period                                   $ 0.73  $ 0.70  $ 0.63  $ 0.54  $ 0.41  $ 0.60  $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                               1,914   2,053   2,468   3,036   3,391   7,086    487
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
Accumulation unit value at beginning of period                             $ 0.98  $ 0.95  $ 0.88  $ 0.74  $ 0.86  $ 0.98  $1.00
Accumulation unit value at end of period                                   $ 1.10  $ 0.98  $ 0.95  $ 0.88  $ 0.74  $ 0.86  $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                                 510     363     418     407     300     200      3
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03  $1.00
Accumulation unit value at end of period                                   $ 1.08  $ 1.05  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                               2,008   2,189   2,285   2,810   3,130   3,857    618
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period                             $ 1.11  $ 1.10  $ 1.07  $ 1.04  $ 1.00      --     --
Accumulation unit value at end of period                                   $ 1.15  $ 1.11  $ 1.10  $ 1.07  $ 1.04      --     --
Number of accumulation units outstanding at end of period (000 omitted)     6,085   2,772   3,020   1,965     309      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(5/21/2002)
Accumulation unit value at beginning of period                             $ 1.42  $ 1.27  $ 1.09  $ 0.78  $ 1.00      --     --
Accumulation unit value at end of period                                   $ 1.68  $ 1.42  $ 1.27  $ 1.09  $ 0.78      --     --
Number of accumulation units outstanding at end of period (000 omitted)     6,948   4,025   1,215   1,143     309      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.55  $ 1.17  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $ 2.04  $ 1.55  $ 1.17      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,202   1,977   1,018      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
FUND (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                   $ 1.03      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,956      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                             $ 1.11  $ 1.04  $ 0.97  $ 0.81  $ 1.00      --     --
Accumulation unit value at end of period                                   $ 1.22  $ 1.11  $ 1.04  $ 0.97  $ 0.81      --     --
Number of accumulation units outstanding at end of period (000 omitted)        20      21      24      64      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.11  $ 1.09  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $ 1.22  $ 1.11  $ 1.09      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,113     518     102      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                             $ 1.12  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $ 1.19  $ 1.12  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       956      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.28  $ 1.14  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $ 1.57  $ 1.28  $ 1.14      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.10  $ 1.05  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $ 1.26  $ 1.10  $ 1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     6,860   5,948   4,432      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.14  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                   $ 1.34  $ 1.14  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        13      15       4      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                             $ 1.44  $ 1.32  $ 1.23  $ 1.02  $ 1.00      --     --
Accumulation unit value at end of period                                   $ 1.42  $ 1.44  $ 1.32  $ 1.23  $ 1.02      --     --
Number of accumulation units outstanding at end of period (000 omitted)       382     409     323      20      --      --     --
--------------------------------------------------------------------------------------------------------------------------------



62 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                            $  0.86  $ 0.84  $ 0.77  $ 0.61  $ 0.80  $ 0.92  $1.00
Accumulation unit value at end of period                                  $  0.98  $ 0.86  $ 0.84  $ 0.77  $ 0.61  $ 0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)     5,376   5,706   5,760   6,015   4,960   1,756    110
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.09  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $  1.25  $ 1.09  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(5/30/2000)
Accumulation unit value at beginning of period                            $  1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.11  $ 1.06  $1.00
Accumulation unit value at end of period                                  $  1.19  $ 1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.11  $1.06
Number of accumulation units outstanding at end of period (000 omitted)     4,040   5,626   6,160   7,749   5,451   1,321     34
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period                            $  1.38  $ 1.34  $ 1.14  $ 0.78  $ 0.96  $ 1.04  $1.00
Accumulation unit value at end of period                                  $  1.52  $ 1.38  $ 1.34  $ 1.14  $ 0.78  $ 0.96  $1.04
Number of accumulation units outstanding at end of period (000 omitted)       228     270     221     214     161      57     --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period                            $  1.32  $ 1.27  $ 1.07  $ 0.79  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.57  $ 1.32  $ 1.27  $ 1.07  $ 0.79      --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,796   3,634   1,986     384      45      --     --
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                            $  1.24  $ 1.27  $ 1.20  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  1.35  $ 1.24  $ 1.27  $ 1.20      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       841     948     461     190      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                            $  1.87  $ 1.68  $ 1.43  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  2.30  $ 1.87  $ 1.68  $ 1.43      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        54       6      --      --      --      --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                            $  1.05  $ 1.04  $ 1.01  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  1.08  $ 1.05  $ 1.04  $ 1.01      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         7       6       6       6      --      --     --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                            $  1.55  $ 1.45  $ 1.28  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  1.78  $ 1.55  $ 1.45  $ 1.28      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       193      20      21       2      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $  1.47  $ 1.43  $ 1.26  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  1.77  $ 1.47  $ 1.43  $ 1.26      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        90      92      95      78      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $  1.70  $ 1.51  $ 1.31  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  1.86  $ 1.70  $ 1.51  $ 1.31      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        21      21      22       7      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $  1.90  $ 1.72  $ 1.40  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $  2.17  $ 1.90  $ 1.72  $ 1.40      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       449     465     277      26      --      --     --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                            $  1.51  $ 1.47  $ 1.26  $ 0.98  $ 1.00      --     --
Accumulation unit value at end of period                                  $  1.72  $ 1.51  $ 1.47  $ 1.26  $ 0.98      --     --
Number of accumulation units outstanding at end of period (000 omitted)    11,133   8,835   4,515     914     169      --     --
--------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 63

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004   2003   2002  2001  2000
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.48  $ 1.36  $1.21  $0.96  $1.00   --    --
Accumulation unit value at end of period                                 $ 1.69  $ 1.48  $1.36  $1.21  $0.96   --    --
Number of accumulation units outstanding at end of period (000 omitted)     527     452    499    282     74   --    --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 2.02  $ 1.75  $1.30  $0.96  $1.00   --    --
Accumulation unit value at end of period                                 $ 2.76  $ 2.02  $1.75  $1.30  $0.96   --    --
Number of accumulation units outstanding at end of period (000 omitted)     126     118    141     91      1   --    --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.59  $ 1.38  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 2.16  $ 1.59  $1.38     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)     187     224    147     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.20  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.96  $ 1.44  $1.20     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)   2,027   1,561    853     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.16  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.35  $ 1.27  $1.16     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)   2,393   1,911    915     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.08  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.24  $ 1.12  $1.08     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.10  $ 1.08  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.33  $ 1.10  $1.08     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.08  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.32  $ 1.13  $1.08     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      68      71     47     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.11  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.43  $ 1.20  $1.11     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.03  $ 1.06  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.17  $ 1.03  $1.06     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.07  $ 1.03  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.09  $ 1.07  $1.03     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)     482     330     43     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.01  $ 1.00  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.04  $ 1.01  $1.00     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      11       5     --     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.06  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.35  $ 1.11  $1.06     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --   --    --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.03  $1.00     --     --   --    --
Accumulation unit value at end of period                                 $ 1.07  $ 1.04  $1.03     --     --   --    --
Number of accumulation units outstanding at end of period (000 omitted)     913     249     65     --     --   --    --
------------------------------------------------------------------------------------------------------------------------



64 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                    2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
(7/31/2002)
Accumulation unit value at beginning of period        $ 1.42  $ 1.37  $ 1.25  $ 0.95  $ 1.00      --      --      --      --     --
Accumulation unit value at end of period              $ 1.58  $ 1.42  $ 1.37  $ 1.25  $ 0.95      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                           773     870     898     614      11      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES
(8/26/1999)
Accumulation unit value at beginning of period        $ 1.02  $ 0.95  $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43  $ 1.00      --     --
Accumulation unit value at end of period              $ 1.07  $ 1.02  $ 0.95  $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,879   2,133   2,822   2,936   3,287   4,269   3,037      57      --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
(3/1/2002)
Accumulation unit value at beginning of period        $ 1.13  $ 1.06  $ 1.01  $ 0.79  $ 1.00      --      --      --      --     --
Accumulation unit value at end of period              $ 1.18  $ 1.13  $ 1.06  $ 1.01  $ 0.79      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,950     234     212      71      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES
(9/22/1999)
Accumulation unit value at beginning of period        $ 1.57  $ 1.45  $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26  $ 1.00      --     --
Accumulation unit value at end of period              $ 1.80  $ 1.57  $ 1.45  $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                           334     404     610     634     620     592     480       1      --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES
(8/30/2002)
Accumulation unit value at beginning of period        $ 1.54  $ 1.43  $ 1.25  $ 0.94  $ 1.00      --      --      --      --     --
Accumulation unit value at end of period              $ 1.76  $ 1.54  $ 1.43  $ 1.25  $ 0.94      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                           101     108     109      86      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES
(10/30/1997)
Accumulation unit value at beginning of period        $ 1.26  $ 1.21  $ 1.13  $ 0.92  $ 1.10  $ 1.45  $ 1.72  $ 1.30  $ 1.03  $1.00
Accumulation unit value at end of period              $ 1.45  $ 1.26  $ 1.21  $ 1.13  $ 0.92  $ 1.10  $ 1.45  $ 1.72  $ 1.30  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                         7,315   3,274   4,188   4,903   5,619   6,927   7,597   5,343   2,495     69
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES
(4/28/2006)
Accumulation unit value at beginning of period        $ 1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period              $ 1.08      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                             6      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES
(10/30/1997)
Accumulation unit value at beginning of period        $ 1.46  $ 1.26  $ 1.03  $ 0.81  $ 0.97  $ 1.29  $ 1.77  $ 1.16  $ 1.02  $1.00
Accumulation unit value at end of period              $ 1.85  $ 1.46  $ 1.26  $ 1.03  $ 0.81  $ 0.97  $ 1.29  $ 1.77  $ 1.16  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                         1,395   1,766   2,223   2,748   2,968   3,616   3,510   3,074     866     57
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES
(5/1/2006)
Accumulation unit value at beginning of period        $ 1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period              $ 1.04      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                            --      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO
(CLASS B) (1/29/2003)
Accumulation unit value at beginning of period        $ 1.27  $ 1.24  $ 1.15  $ 1.00      --      --      --      --      --     --
Accumulation unit value at end of period              $ 1.39  $ 1.27  $ 1.24  $ 1.15      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                            58      64      53       8      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
(CLASS B) (9/22/1999)
Accumulation unit value at beginning of period        $ 0.68  $ 0.67  $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40  $ 1.00      --     --
Accumulation unit value at end of period              $ 0.73  $ 0.68  $ 0.67  $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                           914   1,202   1,283   1,451   1,387   1,958   2,278     105      --     --
-----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 65

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2006    2005    2004    2003    2002    2001    2000    1999    1998  1997
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS B) (8/30/2002)
Accumulation unit value at beginning of period       $ 1.41  $ 1.36  $ 1.24  $ 0.95  $ 1.00      --      --      --     --   --
Accumulation unit value at end of period             $ 1.62  $ 1.41  $ 1.36  $ 1.24  $ 0.95      --      --      --     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                          427     407     363     215       2      --      --      --     --   --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(CLASS B) (4/30/2004)
Accumulation unit value at beginning of period       $ 1.38  $ 1.20  $ 1.00      --      --      --      --      --     --   --
Accumulation unit value at end of period             $ 1.83  $ 1.38  $ 1.20      --      --      --      --      --     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,031   2,056     303      --      --      --      --      --     --   --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
(CLASS B) (9/22/1999)
Accumulation unit value at beginning of period       $ 0.79  $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17  $ 1.00     --   --
Accumulation unit value at end of period             $ 0.77  $ 0.79  $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,808   2,130   2,021   2,140   2,312   2,574   3,368      56     --   --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period       $ 1.29  $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00  $ 1.00     --   --
Accumulation unit value at end of period             $ 1.31  $ 1.29  $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,058   1,149   1,347   1,392   1,554   1,282     743       7     --   --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I
(10/5/1998)
Accumulation unit value at beginning of period       $ 1.35  $ 1.31  $ 1.18  $ 0.92  $ 1.16  $ 1.28  $ 1.46  $ 1.25  $1.00   --
Accumulation unit value at end of period             $ 1.56  $ 1.35  $ 1.31  $ 1.18  $ 0.92  $ 1.16  $ 1.28  $ 1.46  $1.25   --
Number of accumulation units outstanding
at end of period (000 omitted)                          962   1,390   1,530   1,720   1,915   2,134   2,294   1,834    137   --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION,
CLASS II (4/30/2004)
Accumulation unit value at beginning of period       $ 1.06  $ 1.05  $ 1.00      --      --      --      --      --     --   --
Accumulation unit value at end of period             $ 1.06  $ 1.06  $ 1.05      --      --      --      --      --     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,584   3,417     474      --      --      --      --      --     --   --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II
(5/1/2006)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --     --   --
Accumulation unit value at end of period             $ 1.08      --      --      --      --      --      --      --     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                           --      --      --      --      --      --      --      --     --   --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --     --   --
Accumulation unit value at end of period             $ 0.96      --      --      --      --      --      --      --     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,477      --      --      --      --      --      --      --     --   --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/5/1998)
Accumulation unit value at beginning of period       $ 1.82  $ 1.76  $ 1.56  $ 1.23  $ 1.42  $ 1.28  $ 1.10  $ 1.12  $1.00   --
Accumulation unit value at end of period             $ 2.13  $ 1.82  $ 1.76  $ 1.56  $ 1.23  $ 1.42  $ 1.28  $ 1.10  $1.12   --
Number of accumulation units outstanding
at end of period (000 omitted)                          816   1,092   1,163   1,280   1,440   1,719   1,929   1,252    157   --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period       $ 1.13  $ 1.09  $ 1.00      --      --      --      --      --     --   --
Accumulation unit value at end of period             $ 1.32  $ 1.13  $ 1.09      --      --      --      --      --     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                           13      13       5      --      --      --      --      --     --   --
--------------------------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES
(9/22/1999)
Accumulation unit value at beginning of period       $ 1.73  $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19  $ 1.00     --   --
Accumulation unit value at end of period             $ 1.97  $ 1.73  $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19     --   --
Number of accumulation units outstanding
at end of period (000 omitted)                          374     441     480     522     518     617   1,639      31     --   --
--------------------------------------------------------------------------------------------------------------------------------



66 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2006    2005   2004   2003   2002   2001   2000   1999  1998  1997
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B
(5/1/2006)
Accumulation unit value at beginning of period              $ 1.00     --     --     --     --     --     --     --   --     --
Accumulation unit value at end of period                    $ 1.07     --     --     --     --     --     --     --   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                 551     --     --     --     --     --     --     --   --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES,
CLASS B (5/1/2006)
Accumulation unit value at beginning of period              $ 1.00     --     --     --     --     --     --     --   --     --
Accumulation unit value at end of period                    $ 1.03     --     --     --     --     --     --     --   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                  --     --     --     --     --     --     --     --   --     --
-------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (9/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH
PORTFOLIO)
Accumulation unit value at beginning of period              $ 1.22  $1.16  $1.04  $0.73  $1.05  $1.28  $1.31  $1.00   --     --
Accumulation unit value at end of period                    $ 1.23  $1.22  $1.16  $1.04  $0.73  $1.05  $1.28  $1.31   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                  48     46     54     97     73    125    795      6   --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO,
SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period              $ 1.00     --     --     --     --     --     --     --   --     --
Accumulation unit value at end of period                    $ 0.98     --     --     --     --     --     --     --   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                  --     --     --     --     --     --     --     --   --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO,
SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period              $ 1.05  $1.03  $1.00     --     --     --     --     --   --     --
Accumulation unit value at end of period                    $ 1.08  $1.05  $1.03     --     --     --     --     --   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                               1,235    542     80     --     --     --     --     --   --     --
-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.,
INITIAL SHARES (8/26/1999)
Accumulation unit value at beginning of period              $ 0.77  $0.75  $0.72  $0.58  $0.82  $1.08  $1.23  $1.00   --     --
Accumulation unit value at end of period                    $ 0.83  $0.77  $0.75  $0.72  $0.58  $0.82  $1.08  $1.23   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                 374    419    461    433    431    434    423    123   --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO,
SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period              $ 1.06  $1.03  $1.00     --     --     --     --     --   --     --
Accumulation unit value at end of period                    $ 1.21  $1.06  $1.03     --     --     --     --     --   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                  58     58     33     --     --     --     --     --   --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK
PORTFOLIO, (8/26/1999) INITIAL SHARES*
Accumulation unit value at beginning of period              $ 0.90  $0.86  $0.81  $0.66  $0.87  $1.02  $1.13  $1.00   --     --
Accumulation unit value at end of period                    $ 1.03  $0.90  $0.86  $0.81  $0.66  $0.87  $1.02  $1.13   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                 253    298    428    588    666    725    843    135   --     --
*DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK
PORTFOLIO, INITIAL SHARES LIQUIDATED ON APRIL 30, 2007
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE
PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period              $ 1.00     --     --     --     --     --     --     --   --     --
Accumulation unit value at end of period                    $ 1.06     --     --     --     --     --     --     --   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                  --     --     --     --     --     --     --     --   --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND SMALL COMPANY STOCK
PORTFOLIO, (8/26/1999) INITIAL SHARES*
Accumulation unit value at beginning of period              $ 1.54  $1.55  $1.32  $0.94  $1.19  $1.22  $1.14  $1.00   --     --
Accumulation unit value at end of period                    $ 1.68  $1.54  $1.55  $1.32  $0.94  $1.19  $1.22  $1.14   --     --
Number of accumulation units outstanding
at end of period (000 omitted)                                  14     10     17     18     20     20     20      1   --     --
*DREYFUS VARIABLE INVESTMENT FUND SMALL COMPANY STOCK
PORTFOLIO, INITIAL SHARES LIQUIDATED ON APRIL 30, 2007
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 67

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2006    2005    2004    2003    2002  2001  2000  1999  1998  1997
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.23  $ 1.19  $ 1.14  $ 1.00  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.33  $ 1.23  $ 1.19  $ 1.14  $1.00   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                115     114     103      76     --   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.09  $ 1.08  $ 1.06  $ 1.04  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.12  $ 1.09  $ 1.08  $ 1.06  $1.04   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              2,483   2,472   2,284   1,363    106   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2
(8/30/2002)
Accumulation unit value at beginning of period            $  1.41  $ 1.32  $ 1.23  $ 0.96  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.57  $ 1.41  $ 1.32  $ 1.23  $0.96   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                872   1,000     624     458     --   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.58  $ 1.51  $ 1.35  $ 0.99  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.73  $ 1.58  $ 1.51  $ 1.35  $0.99   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                250     267     205     138      4   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.29  $ 1.29  $ 1.21  $ 1.04  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.38  $ 1.29  $ 1.29  $ 1.21  $1.04   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                708     763     952     751    103   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
(7/31/2002)
Accumulation unit value at beginning of period            $  1.61  $ 1.41  $ 1.20  $ 0.93  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.95  $ 1.61  $ 1.41  $ 1.20  $0.93   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                717     623     663     493     12   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.43  $ 1.40  $ 1.33  $ 0.96  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.49  $ 1.43  $ 1.40  $ 1.33  $0.96   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                531     573     580     441     13   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.57  $ 1.44  $ 1.21  $ 0.95  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.87  $ 1.57  $ 1.44  $ 1.21  $0.95   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              1,328   1,360   1,273     460      7   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period            $  1.29  $ 1.33  $ 1.24  $ 1.08  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.35  $ 1.29  $ 1.33  $ 1.24  $1.08   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              2,405   2,518   2,479     927      4   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2
(3/1/2002)
Accumulation unit value at beginning of period            $  1.14  $ 1.10  $ 1.06  $ 0.91  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.25  $ 1.14  $ 1.10  $ 1.06  $0.91   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                 81      56      46      13     --   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
(8/30/2002)
Accumulation unit value at beginning of period            $  1.60  $ 1.39  $ 1.23  $ 0.97  $1.00   --    --    --    --    --
Accumulation unit value at end of period                  $  1.76  $ 1.60  $ 1.39  $ 1.23  $0.97   --    --    --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                             10,127   5,827   3,099   1,289      8   --    --    --    --    --
------------------------------------------------------------------------------------------------------------------------------



68 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                       2006    2005    2004    2003    2002    2001    2000    1999  1998  1997
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO
SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period           $ 1.27  $ 1.07  $ 1.07  $ 0.87  $ 0.95  $ 1.00      --     --   --    --
Accumulation unit value at end of period                 $ 1.43  $ 1.27  $ 1.07  $ 1.07  $ 0.87  $ 0.95      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                               95      91      75      59       7       1      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE
CLASS (9/22/1999)
Accumulation unit value at beginning of period           $ 0.99  $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05  $1.00   --    --
Accumulation unit value at end of period                 $ 1.11  $ 0.99  $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $1.05   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            1,351   1,630   1,820   1,884   1,684   1,678   1,383     71   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE
CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period           $ 1.12  $ 1.06  $ 1.02  $ 0.85  $ 1.00      --      --     --   --    --
Accumulation unit value at end of period                 $ 1.25  $ 1.12  $ 1.06  $ 1.02  $ 0.85      --      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              294     312     299       1      --      --      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE
CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period           $ 1.01  $ 0.97  $ 0.95  $ 0.73  $ 1.00      --      --     --   --    --
Accumulation unit value at end of period                 $ 1.06  $ 1.01  $ 0.97  $ 0.95  $ 0.73      --      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              815     744     882     256      14      --      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE
CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period           $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91  $ 1.00      --     --   --    --
Accumulation unit value at end of period                 $ 1.38  $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              221     208     190     108      24       3      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE
CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period           $ 1.00       --     --      --      --      --      --     --   --    --
Accumulation unit value at end of period                 $ 1.04       --     --      --      --      --      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              150       --     --      --      --      --      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS (9/22/1999)
Accumulation unit value at beginning of period           $ 2.72  $ 2.33  $ 1.90  $ 1.39  $ 1.56  $ 1.64  $ 1.24  $1.00   --    --
Accumulation unit value at end of period                 $ 3.02  $ 2.72  $ 2.33  $ 1.90  $ 1.39  $ 1.56  $ 1.64  $1.24   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            1,401   1,747   1,964   2,236   2,384   2,142   2,714     44   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE
CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period           $ 1.84  $ 1.58  $ 1.29  $ 0.94  $ 1.06  $ 1.00      --     --   --    --
Accumulation unit value at end of period                 $ 2.04  $ 1.84  $ 1.58  $ 1.29  $ 0.94  $ 1.06      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            3,045   2,336   1,901   1,151     250      94      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
CLASS (9/22/1999)
Accumulation unit value at beginning of period           $ 1.11  $ 0.95  $ 0.85  $ 0.60  $ 0.76  $ 0.98  $ 1.23  $1.00   --    --
Accumulation unit value at end of period                 $ 1.29  $ 1.11  $ 0.95  $ 0.85  $ 0.60  $ 0.76  $ 0.98  $1.23   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              482     465     499     510     568     529     516     33   --    --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE
CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period           $ 1.91  $ 1.63  $ 1.46  $ 1.00      --      --      --     --   --    --
Accumulation unit value at end of period                 $ 2.22  $ 1.91  $ 1.63  $ 1.46      --      --      --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            1,091     906     193       1      --      --      --     --   --    --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2
(3/3/2000)
Accumulation unit value at beginning of period           $ 1.41  $ 1.41  $ 1.26  $ 0.97  $ 0.99  $ 0.99  $ 1.00     --   --    --
Accumulation unit value at end of period                 $ 1.65  $ 1.41  $ 1.41  $ 1.26  $ 0.97  $ 0.99  $ 0.99     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            1,595   1,286   1,054     597     224     101      34     --   --    --
----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 69

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                         2006     2005     2004    2003    2002   2001   2000   1999  1998  1997
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES
FUND - CLASS 2 (9/22/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period            $  2.61  $  2.34  $  1.80  $ 1.34  $1.33  $1.25  $0.97  $1.00   --    --
Accumulation unit value at end of period                  $  3.11  $  2.61  $  2.34  $ 1.80  $1.34  $1.33  $1.25  $0.97   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                706      734      760     676    542    325    202      1   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES
FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period            $  1.00       --       --      --     --     --     --     --   --    --
Accumulation unit value at end of period                  $  1.07       --       --      --     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                  6       --       --      --     --     --     --     --   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period            $  1.50  $  1.40  $  1.14  $ 0.88  $1.00     --     --     --   --    --
Accumulation unit value at end of period                  $  1.73  $  1.50  $  1.40  $ 1.14  $0.88     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                847      873      749     442     55     --     --     --   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES
FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period            $  0.55  $  0.53  $  0.48  $ 0.36  $0.51  $0.61  $1.00     --   --    --
Accumulation unit value at end of period                  $  0.59  $  0.55  $  0.53  $ 0.48  $0.36  $0.51  $0.61     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              2,054    2,089    2,279   1,928    967    723    260     --   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2
(9/22/1999)
Accumulation unit value at beginning of period            $  1.60  $  1.47  $  1.32  $ 1.07  $1.23  $1.17  $1.05  $1.00   --    --
Accumulation unit value at end of period                  $  1.87  $  1.60  $  1.47  $ 1.32  $1.07  $1.23  $1.17  $1.05   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                             10,913   11,340   11,643   4,692    966    546    170     31   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
(3/1/2002)
Accumulation unit value at beginning of period            $  1.39  $  1.28  $  1.09  $ 0.84  $1.00     --     --     --   --    --
Accumulation unit value at end of period                  $  1.66  $  1.39  $  1.28  $ 1.09  $0.84     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              1,562    1,549    1,200   1,018    286     --     --     --   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES
FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period            $  1.11  $  1.16  $  1.00      --     --     --     --     --   --    --
Accumulation unit value at end of period                  $  1.24  $  1.11  $  1.16      --     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              3,551    1,290      196      --     --     --     --     --   --    --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period            $  1.00       --       --      --     --     --     --     --   --    --
Accumulation unit value at end of period                  $  1.10       --       --      --     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                  6       --       --      --     --     --     --     --   --    --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL
SHARES (9/22/1999)
Accumulation unit value at beginning of period            $  0.88  $  0.87  $  0.81  $ 0.66  $0.88  $1.05  $1.16  $1.00   --    --
Accumulation unit value at end of period                  $  0.94  $  0.88  $  0.87  $ 0.81  $0.66  $0.88  $1.05  $1.16   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                341      426      462     442    462    626    613    226   --    --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY
FUND - INSTITUTIONAL SHARES (9/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period            $  1.12  $  1.00  $  0.89  $ 0.67  $0.83  $1.08  $1.27  $1.00   --    --
Accumulation unit value at end of period                  $  1.35  $  1.12  $  1.00  $ 0.89  $0.67  $0.83  $1.08  $1.27   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                                135      191      137     125    113     84    195     30   --    --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL
SHARES (10/4/1999)
Accumulation unit value at beginning of period            $  2.30  $  2.06  $  1.66  $ 1.31  $1.40  $1.26  $0.98  $1.00   --    --
Accumulation unit value at end of period                  $  2.63  $  2.30  $  2.06  $ 1.66  $1.31  $1.40  $1.26  $0.98   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                              2,113    1,230      591     432    423    280     64     79   --    --
-----------------------------------------------------------------------------------------------------------------------------------



70 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                  2006    2005    2004    2003    2002    2001     2000    1999    1998    1997
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
FUND - INSTITUTIONAL SHARES (9/22/1999)
Accumulation unit value at beginning of period      $ 1.02  $ 0.97  $ 0.85  $ 0.67  $ 0.87  $ 1.00  $  1.12  $ 1.00      --     --
Accumulation unit value at end of period            $ 1.13  $ 1.02  $ 0.97  $ 0.85  $ 0.67  $ 0.87  $  1.00  $ 1.12      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,487   1,581   1,430   1,449   1,109   1,183    1,247     480      --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO:
INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period      $ 1.81  $ 1.70  $ 1.59  $ 1.41  $ 1.53  $ 1.63  $  1.69  $ 1.35  $ 1.02  $1.00
Accumulation unit value at end of period            $ 1.98  $ 1.81  $ 1.70  $ 1.59  $ 1.41  $ 1.53  $  1.63  $ 1.69  $ 1.35  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                       3,777   5,177   6,202   7,217   8,096   9,901   11,285   8,581   2,680     69
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period      $ 0.39  $ 0.35  $ 0.35  $ 0.25  $ 0.42  $ 0.68  $  1.00      --      --     --
Accumulation unit value at end of period            $ 0.41  $ 0.39  $ 0.35  $ 0.35  $ 0.25  $ 0.42  $  0.68      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         658     843     717     751     779     878      898      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period      $ 0.89  $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80  $  1.00      --      --     --
Accumulation unit value at end of period            $ 1.29  $ 0.89  $ 0.68  $ 0.58  $ 0.44  $ 0.60  $  0.80      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,086   1,039     951   2,119   1,323   1,719    1,304      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO:
SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period      $ 0.60  $ 0.58  $ 0.57  $ 0.44  $ 0.61  $ 0.82  $  1.00      --      --     --
Accumulation unit value at end of period            $ 0.65  $ 0.60  $ 0.58  $ 0.57  $ 0.44  $ 0.61  $  0.82      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,523   1,775   1,862   2,188   2,583   3,385    2,472      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO:
SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period      $ 0.52  $ 0.47  $ 0.39  $ 0.30  $ 0.42  $ 0.70  $  1.00      --      --     --
Accumulation unit value at end of period            $ 0.58  $ 0.52  $ 0.47  $ 0.39  $ 0.30  $ 0.42  $  0.70      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,189   1,293   1,661   1,578   1,833   2,218    1,737      --      --     --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO:
INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period      $ 1.30  $ 1.25  $ 1.21  $ 0.99  $ 1.34  $ 1.76  $  2.11  $ 1.30  $ 1.03  $1.00
Accumulation unit value at end of period            $ 1.52  $ 1.30  $ 1.25  $ 1.21  $ 0.99  $ 1.34  $  1.76  $ 2.11  $ 1.30  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                       1,907   2,653   3,304   3,909   4,305   5,322    5,746   3,751   1,721     62
----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO
(9/22/1999)
Accumulation unit value at beginning of period      $ 0.82  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $ 0.94  $  1.07  $ 1.00      --     --
Accumulation unit value at end of period            $ 0.95  $ 0.82  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $  0.94  $ 1.07      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         754     902     786     826     719     700      673      51      --     --
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY
PORTFOLIO - SERVICE SHARES (9/22/1999)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period      $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $  1.01  $ 1.00      --     --
Accumulation unit value at end of period            $ 1.19  $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $  1.00  $ 1.01      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          97     104     127     133     122     168      154       1      --     --
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY
PORTFOLIO - SERVICE SHARES (9/22/1999)
Accumulation unit value at beginning of period      $ 0.99  $ 0.91  $ 0.80  $ 0.63  $ 0.72  $ 0.96  $  1.07  $ 1.00      --     --
Accumulation unit value at end of period            $ 1.19  $ 0.99  $ 0.91  $ 0.80  $ 0.63  $ 0.72  $  0.96  $ 1.07      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         148     157     147     133      79      82       62       1      --     --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS (1/29/2003)
Accumulation unit value at beginning of period      $ 1.36  $ 1.32  $ 1.23  $ 1.00      --      --       --      --      --     --
Accumulation unit value at end of period            $ 1.44  $ 1.36  $ 1.32  $ 1.23      --      --       --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          85     145     214      58      --      --       --      --      --     --
----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 71

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
(3/3/2000)
Accumulation unit value at beginning of period       $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period             $ 1.03  $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          652     657     588     505     346     219      67      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS
(3/1/2002)
Accumulation unit value at beginning of period       $ 1.11  $ 1.05  $ 0.96  $ 0.80  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.23  $ 1.11  $ 1.05  $ 0.96  $ 0.80      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          200     184     189       5      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
(9/22/1999)
Accumulation unit value at beginning of period       $ 1.29  $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.44  $ 1.29  $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          956     994   1,044   1,301   1,252   1,506   2,229      64      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
(3/1/2002)
Accumulation unit value at beginning of period       $ 1.05  $ 1.01  $ 0.97  $ 0.73  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.17  $ 1.05  $ 1.01  $ 0.97  $ 0.73      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          175     203     227     180      20      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 0.94  $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.02  $ 0.94  $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          888   1,120   1,634   1,404   1,695   1,873   1,902     242      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS
(3/1/2002)
Accumulation unit value at beginning of period       $ 1.17  $ 1.16  $ 1.06  $ 0.93  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.29  $ 1.17  $ 1.16  $ 1.06  $ 0.93      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,207   3,304   3,221   1,510      11      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 1.43  $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.85  $ 1.43  $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,751   1,748   1,935   1,996   2,205   2,550   1,939      30      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $ 1.67  $ 1.46  $ 1.14  $ 0.85  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 2.16  $ 1.67  $ 1.46  $ 1.14  $ 0.85      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          161     159      55      38       6      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period       $ 1.36  $ 1.29  $ 1.17  $ 0.92  $ 1.19  $ 1.30  $ 1.20  $ 1.19  $ 1.07  $ 1.00
Accumulation unit value at end of period             $ 1.55  $ 1.36  $ 1.29  $ 1.17  $ 0.92  $ 1.19  $ 1.30  $ 1.20  $ 1.19  $ 1.07
Number of accumulation units outstanding
at end of period (000 omitted)                          707     942   1,139   1,313   1,473   1,734   2,097   1,705   1,059      63
-----------------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (2/21/1995)
Accumulation unit value at beginning of period       $ 2.36  $ 2.28  $ 2.08  $ 1.73  $ 2.12  $ 2.26  $ 2.09  $ 2.02  $ 1.91  $ 1.58
Accumulation unit value at end of period             $ 2.55  $ 2.36  $ 2.28  $ 2.08  $ 1.73  $ 2.12  $ 2.26  $ 2.09  $ 2.02  $ 1.91
Number of accumulation units outstanding
at end of period (000 omitted)                        1,404   1,932   2,613   3,074   3,505   4,419   5,334   5,792   5,686   4,134
-----------------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period       $ 1.66  $ 1.68  $ 1.45  $ 1.03  $ 1.33  $ 1.25  $ 0.88  $ 0.91  $ 1.01  $ 1.00
Accumulation unit value at end of period             $ 2.03  $ 1.66  $ 1.68  $ 1.45  $ 1.03  $ 1.33  $ 1.25  $ 0.88  $ 0.91  $ 1.01
Number of accumulation units outstanding
at end of period (000 omitted)                        1,174   1,533   1,781   2,149   2,331   2,776   3,515   2,984   1,413      87
-----------------------------------------------------------------------------------------------------------------------------------



72 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
(10/30/1997)
Accumulation unit value at beginning of period       $ 1.50  $ 1.44  $ 1.37  $ 1.06  $ 1.47  $ 1.71  $ 1.73  $ 1.24  $ 1.02  $ 1.00
Accumulation unit value at end of period             $ 1.59  $ 1.50  $ 1.44  $ 1.37  $ 1.06  $ 1.47  $ 1.71  $ 1.73  $ 1.24  $ 1.02
Number of accumulation units outstanding
at end of period (000 omitted)                        2,159   2,982   3,602   4,247   4,574   5,441   6,036   4,244   1,867      67
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE
SHARES (8/30/2002)
Accumulation unit value at beginning of period       $ 1.35  $ 1.31  $ 1.25  $ 0.97  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.44  $ 1.35  $ 1.31  $ 1.25  $ 0.97      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          319     300     302     167      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (8/26/1999)
Accumulation unit value at beginning of period       $ 1.85  $ 1.64  $ 1.40  $ 0.99  $ 1.29  $ 1.49  $ 1.44  $ 1.00      --      --
Accumulation unit value at end of period             $ 2.15  $ 1.85  $ 1.64  $ 1.40  $ 0.99  $ 1.29  $ 1.49  $ 1.44      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          162     166     219     151     154     158     155       1      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
SHARES (5/1/2002)
Accumulation unit value at beginning of period       $ 1.43  $ 1.28  $ 1.09  $ 0.77  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.66  $ 1.43  $ 1.28  $ 1.09  $ 0.77      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          940     833     690     347      12      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning of period       $ 1.26  $ 1.24  $ 1.16  $ 0.95  $ 0.98  $ 0.98  $ 1.03  $ 1.00  $ 1.01  $ 1.00
Accumulation unit value at end of period             $ 1.36  $ 1.26  $ 1.24  $ 1.16  $ 0.95  $ 0.98  $ 0.98  $ 1.03  $ 1.00  $ 1.01
Number of accumulation units outstanding
at end of period (000 omitted)                        1,307   1,977   2,447   2,742   3,065   3,906   4,453   3,718   2,185      77
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES
(1/29/2003)
Accumulation unit value at beginning of period       $ 1.30  $ 1.29  $ 1.21  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.40  $ 1.30  $ 1.29  $ 1.21      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          521     486     491     449      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA (8/26/1999)
Accumulation unit value at beginning of period       $ 0.99  $ 0.95  $ 0.88  $ 0.71  $ 0.88  $ 0.99  $ 1.10  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.13  $ 0.99  $ 0.95  $ 0.88  $ 0.71  $ 0.88  $ 0.99  $ 1.10      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          404     449     560     465     538     591     680      34      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE
SHARES (7/31/2002)
Accumulation unit value at beginning of period       $ 1.72  $ 1.59  $ 1.35  $ 0.95  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.95  $ 1.72  $ 1.59  $ 1.35  $ 0.95      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          330     355     322     247       4      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA (8/26/1999)
Accumulation unit value at beginning of period       $ 1.45  $ 1.43  $ 1.34  $ 1.15  $ 1.08  $ 1.05  $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.54  $ 1.45  $ 1.43  $ 1.34  $ 1.15  $ 1.08  $ 1.05  $ 1.04      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          269     276     275     247     268     238     268      44      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES
(5/1/2002)
Accumulation unit value at beginning of period       $ 1.29  $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.36  $ 1.29  $ 1.27  $ 1.19  $ 1.03      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        6,464   4,642   2,922   1,544      10      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES
(2/21/1995)
Accumulation unit value at beginning of period       $ 1.76  $ 1.73  $ 1.60  $ 1.35  $ 1.29  $ 1.26  $ 1.27  $ 1.27  $ 1.30  $ 1.23
Accumulation unit value at end of period             $ 1.85  $ 1.76  $ 1.73  $ 1.60  $ 1.35  $ 1.29  $ 1.26  $ 1.27  $ 1.27  $ 1.30
Number of accumulation units outstanding
at end of period (000 omitted)                        1,459   2,144   2,899   3,536   4,181   5,433   6,502   6,356   5,963   3,151
-----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 73

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                   2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES
(10/5/1998)
Accumulation unit value at beginning of period       $ 1.37  $ 1.34  $ 1.25  $ 1.06  $ 1.01  $ 0.99  $ 1.01  $ 1.00  $ 1.00      --
Accumulation unit value at end of period             $ 1.43  $ 1.37  $ 1.34  $ 1.25  $ 1.06  $ 1.01  $ 0.99  $ 1.01  $ 1.00      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,382   1,973   2,283   2,512   2,872   3,528   4,032   2,911     344      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES
(6/10/1997)
Accumulation unit value at beginning of period       $ 1.18  $ 1.10  $ 0.98  $ 0.77  $ 1.00  $ 1.44  $ 2.08  $ 1.28  $ 1.00  $ 1.00
Accumulation unit value at end of period             $ 1.44  $ 1.18  $ 1.10  $ 0.98  $ 0.77  $ 1.00  $ 1.44  $ 2.08  $ 1.28  $ 1.00
Number of accumulation units outstanding
at end of period (000 omitted)                          786   1,148   1,504   1,853   2,036   2,188   1,852   1,412     996     388
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES
(2/21/1995)
Accumulation unit value at beginning of period       $ 2.43  $ 2.34  $ 2.13  $ 1.69  $ 2.11  $ 2.28  $ 2.14  $ 2.14  $ 1.88  $ 1.53
Accumulation unit value at end of period             $ 2.79  $ 2.43  $ 2.34  $ 2.13  $ 1.69  $ 2.11  $ 2.28  $ 2.14  $ 2.14  $ 1.88
Number of accumulation units outstanding
at end of period (000 omitted)                        2,471   3,345   4,457   5,362   6,087   7,387   8,782   9,311   9,161   6,452
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES
(10/5/1998)
Accumulation unit value at beginning of period       $ 1.32  $ 1.28  $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18  $ 1.00      --
Accumulation unit value at end of period             $ 1.51  $ 1.32  $ 1.28  $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,460   4,185   4,645   5,239   5,706   6,280   6,616   4,302     239      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES
(5/1/2002)
Accumulation unit value at beginning of period       $ 1.15  $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.17  $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          196     167     147      87      12      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES
(2/21/1995)
Accumulation unit value at beginning of period       $ 1.75  $ 1.72  $ 1.57  $ 1.26  $ 1.28  $ 1.25  $ 1.38  $ 1.33  $ 1.43  $ 1.27
Accumulation unit value at end of period             $ 1.91  $ 1.75  $ 1.72  $ 1.57  $ 1.26  $ 1.28  $ 1.25  $ 1.38  $ 1.33  $ 1.43
Number of accumulation units outstanding
at end of period (000 omitted)                          651     870   1,300   1,564   1,898   2,714   3,230   3,544   3,846   2,321
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES
(10/5/1998)
Accumulation unit value at beginning of period       $ 1.31  $ 1.29  $ 1.19  $ 0.95  $ 0.97  $ 0.95  $ 1.05  $ 1.01  $ 1.00      --
Accumulation unit value at end of period             $ 1.43  $ 1.31  $ 1.29  $ 1.19  $ 0.95  $ 0.97  $ 0.95  $ 1.05  $ 1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                          677     974   1,139   1,246   1,409   1,726   1,912   1,297     130      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES
(3/1/2002)
Accumulation unit value at beginning of period       $ 1.12  $ 1.11  $ 1.08  $ 1.05  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.16  $ 1.12  $ 1.11  $ 1.08  $ 1.05      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           77      45      45      82       7      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
SHARES (9/22/1999)
Accumulation unit value at beginning of period       $ 1.21  $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.53  $ 1.21  $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,110   2,185   2,258   2,177   1,856   1,775   2,192     347      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -
CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning of period       $ 1.31  $ 1.16  $ 0.97  $ 0.72  $ 0.84  $ 1.08  $ 1.08  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.64  $ 1.31  $ 1.16  $ 0.97  $ 0.72  $ 0.84  $ 1.08  $ 1.08      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            8       8       7       7      42      55     174       7      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period       $ 0.95  $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.18  $ 0.95  $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          347     461     485   1,788     762   3,607     847      35      --      --
-----------------------------------------------------------------------------------------------------------------------------------



74 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                    2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES
(2/21/1995)
Accumulation unit value at beginning of period        $ 2.02  $ 1.86  $ 1.70  $ 1.30  $ 1.89  $ 2.74  $ 3.76  $ 2.25  $ 1.84  $ 1.51
Accumulation unit value at end of period              $ 2.17  $ 2.02  $ 1.86  $ 1.70  $ 1.30  $ 1.89  $ 2.74  $ 3.76  $ 2.25  $ 1.84
Number of accumulation units outstanding
at end of period (000 omitted)                         1,595   2,187   2,928   3,442   4,079   4,835   5,123   5,476   5,798   4,575
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES
(1/29/2003)
Accumulation unit value at beginning of period        $ 1.39  $ 1.35  $ 1.27  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.53  $ 1.39  $ 1.35  $ 1.27      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                             3       3       3       3      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES
(4/30/2004)
Accumulation unit value at beginning of period        $ 1.25  $ 1.19  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.45  $ 1.25  $ 1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           946      27       4      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning of period        $ 1.07  $ 0.96  $ 0.82  $ 0.63  $ 0.92  $ 1.40  $ 1.48  $ 1.00      --      --
Accumulation unit value at end of period              $ 1.11  $ 1.07  $ 0.96  $ 0.82  $ 0.63  $ 0.92  $ 1.40  $ 1.48      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           822     851     922     951     888     782     403       1      --      --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning of period        $ 1.36  $ 1.30  $ 1.25  $ 1.01  $ 1.39  $ 1.82  $ 2.21  $ 1.41  $ 1.15  $ 1.00
Accumulation unit value at end of period              $ 1.41  $ 1.36  $ 1.30  $ 1.25  $ 1.01  $ 1.39  $ 1.82  $ 2.21  $ 1.41  $ 1.15
Number of accumulation units outstanding
at end of period (000 omitted)                           412     604     747     906   1,025   1,116   1,105     743     440     148
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period        $ 1.30  $ 1.24  $ 1.20  $ 0.97  $ 1.34  $ 1.76  $ 2.14  $ 1.37  $ 1.00      --
Accumulation unit value at end of period              $ 1.35  $ 1.30  $ 1.24  $ 1.20  $ 0.97  $ 1.34  $ 1.76  $ 2.14  $ 1.37      --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,946   2,658   3,108   3,645   4,080   4,806   5,289   2,959     125      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
(2/21/1995)
Accumulation unit value at beginning of period        $ 1.98  $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36
Accumulation unit value at end of period              $ 2.24  $ 1.98  $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60
Number of accumulation units outstanding
at end of period (000 omitted)                         2,335   3,221   4,136   5,043   5,336   6,404   6,779   5,985   4,684   2,944
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT
FUND (2/21/1995)
Accumulation unit value at beginning of period        $ 1.26  $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07
Accumulation unit value at end of period              $ 1.29  $ 1.26  $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11
Number of accumulation units outstanding
at end of period (000 omitted)                         3,923   6,630   7,059   5,254   8,572   8,409   4,421     941     749     231
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND
FUND (2/21/1995)
Accumulation unit value at beginning of period        $ 1.63  $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24
Accumulation unit value at end of period              $ 1.68  $ 1.63  $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33
Number of accumulation units outstanding
at end of period (000 omitted)                         8,733   8,279   9,515   7,119   7,272   8,923   9,498   8,127   5,689   2,544
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (5/2/2000)
Accumulation unit value at beginning of period        $ 1.46  $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period              $ 1.72  $ 1.46  $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           522     532     451     276     182     147      16      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period        $ 1.58  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period              $ 1.86  $ 1.58  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         5,210   2,698   1,026     605     238     115       7      --      --      --
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 75

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                    2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS
FUND (4/30/2004)
Accumulation unit value at beginning of period        $ 1.55  $ 1.17  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period              $ 2.04  $ 1.55  $ 1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         1,522   1,033     198      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period        $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         4,355      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND
(5/2/2000)
Accumulation unit value at beginning of period        $ 0.50  $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74  $ 1.00      --      --      --
Accumulation unit value at end of period              $ 0.55  $ 0.50  $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           411     413     471     499     270     228     200      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND
FUND (8/26/1999)
Accumulation unit value at beginning of period        $ 1.19  $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period              $ 1.30  $ 1.19  $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         4,475   3,380   3,074   2,699   2,403   5,449     556       8      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period        $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           782      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL
OPPORTUNITY FUND (2/21/1995)
Accumulation unit value at beginning of period        $ 1.44  $ 1.28  $ 1.11  $ 0.88  $ 1.09  $ 1.55  $ 2.09  $ 1.46  $ 1.28  $ 1.26
Accumulation unit value at end of period              $ 1.76  $ 1.44  $ 1.28  $ 1.11  $ 0.88  $ 1.09  $ 1.55  $ 2.09  $ 1.46  $ 1.28
Number of accumulation units outstanding
at end of period (000 omitted)                         1,048   1,332   1,736   2,080   2,254   2,733   2,637   2,510   2,181   1,413
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND (2/21/1995)
Accumulation unit value at beginning of period        $ 1.64  $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27
Accumulation unit value at end of period              $ 1.86  $ 1.64  $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56
Number of accumulation units outstanding
at end of period (000 omitted)                         5,898   4,590   4,708   4,663   5,116   6,019   6,358   5,864   5,163   3,813
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE
FUND (5/1/2006)
Accumulation unit value at beginning of period        $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.10      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND (8/30/2002)
Accumulation unit value at beginning of period        $ 1.44  $ 1.32  $ 1.23  $ 1.02  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period              $ 1.41  $ 1.44  $ 1.32  $ 1.23  $ 1.02      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,222     377     159      29      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX
FUND (1/29/2003)
Accumulation unit value at beginning of period        $ 1.45  $ 1.41  $ 1.29  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.65  $ 1.45  $ 1.41  $ 1.29      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           219     241     223     175      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE
FUND (4/30/2004)
Accumulation unit value at beginning of period        $ 1.09  $ 1.10  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period              $ 1.25  $ 1.09  $ 1.10      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------



76 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                    2006    2005    2004    2003    2002   2001   2000   1999  1998  1997
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION
U.S. GOVERNMENT FUND (5/2/2000)
Accumulation unit value at beginning of period        $ 1.16  $ 1.16  $ 1.16  $ 1.16  $1.11  $1.06  $1.00     --   --    --
Accumulation unit value at end of period              $ 1.19  $ 1.16  $ 1.16  $ 1.16  $1.16  $1.11  $1.06     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                           471     469     521     466    520    259     76     --   --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION
U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period        $ 1.15  $ 1.15  $ 1.16  $ 1.16  $1.11  $1.06  $1.00     --   --    --
Accumulation unit value at end of period              $ 1.18  $ 1.15  $ 1.15  $ 1.16  $1.16  $1.11  $1.06     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,281   2,359   2,330   1,256    248    117     39     --   --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND (5/2/2000)
Accumulation unit value at beginning of period        $ 1.31  $ 1.27  $ 1.09  $ 0.74  $0.91  $0.99  $1.00     --   --    --
Accumulation unit value at end of period              $ 1.44  $ 1.31  $ 1.27  $ 1.09  $0.74  $0.91  $0.99     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            83      85      89     178     69     66     20     --   --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP
ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period        $ 1.19  $ 1.15  $ 0.99  $ 0.68  $0.83  $0.90  $1.00     --   --    --
Accumulation unit value at end of period              $ 1.31  $ 1.19  $ 1.15  $ 0.99  $0.68  $0.83  $0.90     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                           290     323     274     197    173     89     16     --   --    --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND (5/1/2002)
Accumulation unit value at beginning of period        $ 1.33  $ 1.27  $ 1.07  $ 0.79  $1.00     --     --     --   --    --
Accumulation unit value at end of period              $ 1.57  $ 1.33  $ 1.27  $ 1.07  $0.79     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                         2,129   2,323     692     192     35     --     --     --   --    --
----------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
(9/22/1999)
Accumulation unit value at beginning of period        $ 2.68  $ 2.44  $ 2.17  $ 1.48  $1.72  $1.34  $1.15  $1.00   --    --
Accumulation unit value at end of period              $ 3.20  $ 2.68  $ 2.44  $ 2.17  $1.48  $1.72  $1.34  $1.15   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                           398     446     505     510    369    267    239     37   --    --
----------------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
(9/22/1999)
Accumulation unit value at beginning of period        $ 2.57  $ 2.40  $ 1.95  $ 1.40  $1.65  $1.38  $1.05  $1.00   --    --
Accumulation unit value at end of period              $ 2.92  $ 2.57  $ 2.40  $ 1.95  $1.40  $1.65  $1.38  $1.05   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                           450     576     658     735    712    543    188      1   --    --
----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND
(1/29/2003)
Accumulation unit value at beginning of period        $ 1.24  $ 1.27  $ 1.20  $ 1.00     --     --     --     --   --    --
Accumulation unit value at end of period              $ 1.35  $ 1.24  $ 1.27  $ 1.20     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            23      23      19      20     --     --     --     --   --    --
----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY
FUND* (1/29/2003)
Accumulation unit value at beginning of period        $ 1.87  $ 1.68  $ 1.43  $ 1.00     --     --     --     --   --    --
Accumulation unit value at end of period              $ 2.30  $ 1.87  $ 1.68  $ 1.43     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            49       2      --      --     --     --     --     --   --    --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY
FUND LIQUIDATED ON APRIL 30, 2007.
----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND
FUND* (1/29/2003)
Accumulation unit value at beginning of period        $ 1.05  $ 1.04  $ 1.02  $ 1.00     --     --     --     --   --    --
Accumulation unit value at end of period              $ 1.08  $ 1.05  $ 1.04  $ 1.02     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                            49      51      26      27     --     --     --     --   --    --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND
FUND LIQUIDATED ON APRIL 30, 2007.
----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE
FUND (1/29/2003)
Accumulation unit value at beginning of period        $ 1.55  $ 1.44  $ 1.28  $ 1.00     --     --     --     --   --    --
Accumulation unit value at end of period              $ 1.78  $ 1.55  $ 1.44  $ 1.28     --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                           188      13       5      10     --     --     --     --   --    --
----------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 77

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                2006    2005    2004    2003    2002    2001   2000   1999  1998  1997
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE
EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period    $ 1.47  $ 1.44  $ 1.27  $ 1.00      --     --     --     --   --    --
Accumulation unit value at end of period          $ 1.78  $ 1.47  $ 1.44  $ 1.27      --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                         8      10       5       6      --     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND
(1/29/2003)
Accumulation unit value at beginning of period    $ 1.70  $ 1.51  $ 1.31  $ 1.00      --     --     --     --   --    --
Accumulation unit value at end of period          $ 1.86  $ 1.70  $ 1.51  $ 1.31      --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                        13      13      13       7      --     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE
EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period    $ 1.89  $ 1.72  $ 1.40  $ 1.00      --     --     --     --   --    --
Accumulation unit value at end of period          $ 2.17  $ 1.89  $ 1.72  $ 1.40      --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                        80      14       1       1      --     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (5/2/2000)
Accumulation unit value at beginning of period    $ 2.39  $ 2.11  $ 1.79  $ 1.27  $ 1.44  $1.29  $1.00     --   --    --
Accumulation unit value at end of period          $ 2.72  $ 2.39  $ 2.11  $ 1.79  $ 1.27  $1.44  $1.29     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       481     577     705     786     539    557     63     --   --    --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK
PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period    $ 1.50  $ 1.46  $ 1.26  $ 0.98  $ 1.00     --     --     --   --    --
Accumulation unit value at end of period          $ 1.72  $ 1.50  $ 1.46  $ 1.26  $ 0.98     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     6,248   3,864   1,094     458      --     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND
INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period    $ 1.47  $ 1.36  $ 1.21  $ 0.96  $ 1.00     --     --     --   --    --
Accumulation unit value at end of period          $ 1.69  $ 1.47  $ 1.36  $ 1.21  $ 0.96     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       454     439     458     215      --     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO,
CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period    $ 2.02  $ 1.75  $ 1.30  $ 0.96  $ 1.00     --     --     --   --    --
Accumulation unit value at end of period          $ 2.75  $ 2.02  $ 1.75  $ 1.30  $ 0.96     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       141     136     149      28       1     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO,
CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period    $ 1.00      --      --      --      --     --     --     --   --    --
Accumulation unit value at end of period          $ 1.23      --      --      --      --     --     --     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                         9      --      --      --      --     --     --     --   --    --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/22/1999)
Accumulation unit value at beginning of period    $ 1.60  $ 1.34  $ 1.04  $ 0.71  $ 0.83  $1.07  $1.51  $1.00   --    --
Accumulation unit value at end of period          $ 2.17  $ 1.60  $ 1.34  $ 1.04  $ 0.71  $0.83  $1.07  $1.51   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       742     484     439   2,509     479    523    431     28   --    --
-------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/22/1999)
Accumulation unit value at beginning of period    $ 1.70  $ 1.55  $ 1.33  $ 0.94  $ 1.15  $1.04  $1.15  $1.00   --    --
Accumulation unit value at end of period          $ 1.81  $ 1.70  $ 1.55  $ 1.33  $ 0.94  $1.15  $1.04  $1.15   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     1,384   1,171     455     382     351    268    231     19   --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
(3/3/2000)
Accumulation unit value at beginning of period    $ 1.04  $ 1.01  $ 0.94  $ 0.78  $ 0.90  $0.99  $1.00     --   --    --
Accumulation unit value at end of period          $ 1.15  $ 1.04  $ 1.01  $ 0.94  $ 0.78  $0.90  $0.99     --   --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     1,765   1,736   1,457   1,313   1,043    580    201     --   --    --
-------------------------------------------------------------------------------------------------------------------------



78 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                2006    2005    2004    2003    2002    2001   2000   1999  1998  1997
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE
FUND (3/3/2000)
Accumulation unit value at beginning of period    $ 1.04  $ 1.02  $ 0.93  $ 0.75  $ 1.01  $ 1.09  $1.00   --    --    --
Accumulation unit value at end of period          $ 1.25  $ 1.04  $ 1.02  $ 0.93  $ 0.75  $ 1.01  $1.09   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       171     148     155     156     158     119     14   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
(3/3/2000)
Accumulation unit value at beginning of period    $ 1.19  $ 1.14  $ 1.04  $ 0.84  $ 1.05  $ 1.13  $1.00   --    --    --
Accumulation unit value at end of period          $ 1.39  $ 1.19  $ 1.14  $ 1.04  $ 0.84  $ 1.05  $1.13   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     1,970   2,186   1,526   1,128     922     553    180   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
(7/3/2000)
Accumulation unit value at beginning of period    $ 0.85  $ 0.78  $ 0.72  $ 0.56  $ 0.73  $ 0.89  $1.00   --    --    --
Accumulation unit value at end of period          $ 1.01  $ 0.85  $ 0.78  $ 0.72  $ 0.56  $ 0.73  $0.89   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       240     203     177     116      89      60     --   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND
(3/3/2000)
Accumulation unit value at beginning of period    $ 0.64  $ 0.66  $ 0.62  $ 0.51  $ 0.69  $ 0.87  $1.00   --    --    --
Accumulation unit value at end of period          $ 0.73  $ 0.64  $ 0.66  $ 0.62  $ 0.51  $ 0.69  $0.87   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       250     299     306     285     233     190    151   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH
FUND (3/3/2000)
Accumulation unit value at beginning of period    $ 0.69  $ 0.67  $ 0.65  $ 0.53  $ 0.74  $ 0.95  $1.00   --    --    --
Accumulation unit value at end of period          $ 0.70  $ 0.69  $ 0.67  $ 0.65  $ 0.53  $ 0.74  $0.95   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     8,064   7,601   2,854   2,456   2,281   2,046    887   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND
(3/3/2000)
Accumulation unit value at beginning of period    $ 1.04  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03  $1.00   --    --    --
Accumulation unit value at end of period          $ 1.07  $ 1.04  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $1.03   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                       480     755     718     616     596     712    309   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
(3/3/2000)
Accumulation unit value at beginning of period    $ 0.42  $ 0.40  $ 0.35  $ 0.25  $ 0.42  $ 0.56  $1.00   --    --    --
Accumulation unit value at end of period          $ 0.50  $ 0.42  $ 0.40  $ 0.35  $ 0.25  $ 0.42  $0.56   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     1,281   1,363   1,351   1,424   1,243   1,146    278   --    --    --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
(3/3/2000)
Accumulation unit value at beginning of period    $ 1.32  $ 1.31  $ 1.28  $ 1.19  $ 1.12  $ 1.06  $1.00   --    --    --
Accumulation unit value at end of period          $ 1.35  $ 1.32  $ 1.31  $ 1.28  $ 1.19  $ 1.12  $1.06   --    --    --
Number of accumulation units outstanding
at end of period (000 omitted)                     5,543   2,193     622     225     167     155     54   --    --    --
-------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 79

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                 2006   2005     2004     2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
(11/6/2003)
Accumulation unit value at beginning of period    $ 1.22  $ 1.17  $ 1.07    $ 1.00      --      --     --
Accumulation unit value at end of period          $ 1.35  $ 1.22  $ 1.17    $ 1.07      --      --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            1,684   1,876   1,178       149      --      --     --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I
SHARES (3/3/2000)
Accumulation unit value at beginning of period    $ 0.61  $ 0.57  $ 0.54    $ 0.42  $ 0.57  $ 0.75  $ 1.00
Accumulation unit value at end of period          $ 0.64  $ 0.61  $ 0.57    $ 0.54  $ 0.42  $ 0.57  $ 0.75
Number of accumulation units outstanding at end
of period (000 omitted)                            2,306   2,975   3,549     3,859   3,888   4,485   2,561
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II
SHARES (11/6/2003)
Accumulation unit value at beginning of period    $ 1.16  $ 1.08  $ 1.03    $ 1.00      --      --      --
Accumulation unit value at end of period          $ 1.21  $ 1.16  $ 1.08    $ 1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               40      10      38        22      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II
SHARES (11/6/2003)
Accumulation unit value at beginning of period    $ 1.27  $ 1.18  $ 1.04    $ 1.00      --      --      --
Accumulation unit value at end of period          $ 1.45  $ 1.27  $ 1.18    $ 1.04      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              108      89      87        --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES
(4/28/2006)
Accumulation unit value at beginning of period    $ 1.00      --      --        --      --      --      --
Accumulation unit value at end of period          $ 1.08      --      --        --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            3,296      --      --        --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES
(4/28/2006)
Accumulation unit value at beginning of period    $ 1.00      --      --        --      --      --      --
Accumulation unit value at end of period          $ 1.08      --      --        --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               17      --      --        --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II
SHARES (4/30/2004)
Accumulation unit value at beginning of period    $ 1.14  $ 1.08  $ 1.00        --      --      --      --
Accumulation unit value at end of period          $ 1.25  $ 1.14  $ 1.08        --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              322     357     141        --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO
(CLASS B) (11/6/2003)
Accumulation unit value at beginning of period    $ 1.15  $ 1.12  $ 1.05    $ 1.00      --      --      --
Accumulation unit value at end of period          $ 1.26  $ 1.15  $ 1.12    $ 1.05      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               66      73      60        --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY
PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period    $ 1.06  $ 1.04  $ 1.00    $ 1.00      --      --      --
Accumulation unit value at end of period          $ 1.13  $ 1.06  $ 1.04    $ 1.00      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              112     113     114         5      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME
PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period    $ 1.21  $ 1.18  $ 1.07    $ 1.00      --      --      --
Accumulation unit value at end of period          $ 1.40  $ 1.21  $ 1.18    $ 1.07      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              247     256     243        23      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period    $ 1.38  $ 1.20  $ 1.00        --      --      --      --
Accumulation unit value at end of period          $ 1.83  $ 1.38  $ 1.20        --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            2,708   1,766     209        --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
(CLASS B) (11/6/2003)
Accumulation unit value at beginning of period    $ 1.24  $ 1.09  $ 1.02    $ 1.00      --      --      --
Accumulation unit value at end of period          $ 1.21  $ 1.24  $ 1.09    $ 1.02      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               91      92      59         1      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION,
CLASS II (4/30/2004)
Accumulation unit value at beginning of period    $ 1.05  $ 1.05  $ 1.00        --      --      --      --
Accumulation unit value at end of period          $ 1.06  $ 1.05  $ 1.05        --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                            4,080   3,512     509        --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II
(4/30/2004)
Accumulation unit value at beginning of period    $ 1.25  $ 1.12  $ 1.00        --      --      --      --
Accumulation unit value at end of period          $ 1.54  $ 1.25  $ 1.12        --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               20       7       7        --      --      --      --
----------------------------------------------------------------------------------------------------------



80 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.07  $ 1.06  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.02  $ 1.07  $ 1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   7,580   3,015     376      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.32  $ 1.13  $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   2,212      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.22  $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.43  $ 1.22  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       4      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                           $ 1.22  $ 1.13  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.29  $ 1.22  $ 1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      15      17      10      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.08  $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,668     735      99      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.64  $ 0.63  $ 0.60  $ 0.48  $ 0.69  $ 0.90  $ 1.00
Accumulation unit value at end of period                                 $ 0.69  $ 0.64  $ 0.63  $ 0.60  $ 0.48  $ 0.69  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)     674     879   1,127   1,117   1,131   1,356   1,009
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.21  $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      14      14      13      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.26  $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.52  $ 1.26  $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       4      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.08  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.21  $ 1.12  $ 1.08  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      10      14      21      21      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.03  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.07  $ 1.04  $ 1.03  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,075   1,104   1,100     498      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.22  $ 1.14  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.35  $ 1.22  $ 1.14  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     936   1,032     652     148      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.18  $ 1.13  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.29  $ 1.18  $ 1.13  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     352     390     306      78      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.10  $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.17  $ 1.10  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     519     535     531     253      --      --      --
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 81

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.44  $ 1.26  $ 1.08  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.74  $ 1.44  $ 1.26  $ 1.08      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      803     897     980     260      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.10  $ 1.07  $ 1.02  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.14  $ 1.10  $ 1.07  $ 1.02      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      880     936     931     162      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.36  $ 1.25  $ 1.06  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.63  $ 1.36  $ 1.25  $ 1.06      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      657     732     750     144      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.08  $ 1.10  $ 1.03  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.12  $ 1.08  $ 1.10  $ 1.03      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      688     692     670     246      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.36  $ 1.18  $ 1.04  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.49  $ 1.36  $ 1.18  $ 1.04      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)   12,306   6,320   2,509     211      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2
(5/1/2001)
Accumulation unit value at beginning of period                           $  1.27  $ 1.07  $ 1.07  $ 0.87  $ 0.95  $ 1.00     --
Accumulation unit value at end of period                                 $  1.42  $ 1.27  $ 1.07  $ 1.07  $ 0.87  $ 0.95     --
Number of accumulation units outstanding at end of period (000 omitted)      337     322     342     355     240      66     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.08  $ 1.04  $ 1.03  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.14  $ 1.08  $ 1.04  $ 1.03      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      370     352     303      50      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $  1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91  $ 1.00     --
Accumulation unit value at end of period                                 $  1.38  $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91     --
Number of accumulation units outstanding at end of period (000 omitted)      275     291     375     264     104      58     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                           $  1.04  $ 1.03  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                 $  1.07  $ 1.04  $ 1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,611   3,067     321      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $  1.83  $ 1.58  $ 1.28  $ 0.94  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                                 $  2.03  $ 1.83  $ 1.58  $ 1.28  $ 0.94  $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)    3,086   2,479   2,101   1,221     723     367     --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $  1.41  $ 1.21  $ 1.08  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $  1.64  $ 1.41  $ 1.21  $ 1.08      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      841     705     311      11      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $  1.41  $ 1.41  $ 1.25  $ 0.97  $ 0.99  $ 0.99  $1.00
Accumulation unit value at end of period                                 $  1.64  $ 1.41  $ 1.41  $ 1.25  $ 0.97  $ 0.99  $0.99
Number of accumulation units outstanding at end of period (000 omitted)    3,383   3,865   4,021   3,071   2,665   2,006    287
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $  2.46  $ 2.20  $ 1.69  $ 1.26  $ 1.26  $ 1.18  $1.00
Accumulation unit value at end of period                                 $  2.92  $ 2.46  $ 2.20  $ 1.69  $ 1.26  $ 1.26  $1.18
Number of accumulation units outstanding at end of period (000 omitted)      464     615     690     675     674     373     72
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $  1.11  $ 1.09  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                 $  1.29  $ 1.11  $ 1.09      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       21      10      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------



82 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.26  $ 1.03  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.56  $ 1.35  $ 1.26  $ 1.03  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)     558     645     718     269      96      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.59  $ 0.57  $ 0.52  $ 0.38  $ 0.55  $ 0.65  $ 1.00
Accumulation unit value at end of period                                 $ 0.63  $ 0.59  $ 0.57  $ 0.52  $ 0.38  $ 0.55  $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)   3,378   3,793   4,520   3,979   3,832   3,330   1,583
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.52  $ 1.40  $ 1.26  $ 1.02  $ 1.17  $ 1.11  $ 1.00
Accumulation unit value at end of period                                 $ 1.78  $ 1.52  $ 1.40  $ 1.26  $ 1.02  $ 1.17  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)   5,058   3,652   3,861   1,702   1,165     691     102
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.25  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.62  $ 1.35  $ 1.25  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     661     707     710     100      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.23  $ 1.11  $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   3,641   1,249     195      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.45  $ 1.20  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      19      23      15      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $ 2.56  $ 2.30  $ 1.86  $ 1.47  $ 1.56  $ 1.41  $ 1.00
Accumulation unit value at end of period                                 $ 2.93  $ 2.56  $ 2.30  $ 1.86  $ 1.47  $ 1.56  $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)   2,732   2,047   1,426   1,312   1,266     982     307
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.93  $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92  $ 1.00
Accumulation unit value at end of period                                 $ 1.03  $ 0.93  $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)   1,467   1,568   1,667   1,619   1,894   1,465     633
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.19  $ 1.13  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      55      46      86      39      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00
Accumulation unit value at end of period                                 $ 1.02  $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)   1,163   1,425   1,539   1,612   1,500   1,420     385
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.07  $ 1.03  $ 0.98  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.19  $ 1.07  $ 1.03  $ 0.98      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     112     109     109      10      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.16  $ 1.15  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.28  $ 1.16  $ 1.15  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,861   1,916   1,655      80      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.05  $ 0.91  $ 0.71  $ 0.53  $ 0.69  $ 0.93  $ 1.00
Accumulation unit value at end of period                                 $ 1.35  $ 1.05  $ 0.91  $ 0.71  $ 0.53  $ 0.69  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)   1,628   1,935   2,468   2,887   3,195   4,300   2,083
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.60  $ 1.40  $ 1.09  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 2.07  $ 1.60  $ 1.40  $ 1.09      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      71      68      67      10      --      --      --
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 83

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.14  $ 1.11  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.21  $ 1.14  $ 1.11  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,780   2,447     574      24      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.43  $ 1.27  $ 1.09  $ 0.77  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.66  $ 1.43  $ 1.27  $ 1.09  $ 0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)      968     903     803     299       6      --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.11  $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.19  $ 1.11  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      268     276     300      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.31  $ 1.21  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.48  $ 1.31  $ 1.21  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      380     407     389      72      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.28  $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.36  $ 1.28  $ 1.27  $ 1.19  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,557   3,403   1,659     415      83      --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.22  $ 1.17  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.39  $ 1.22  $ 1.17  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       35      37      35      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.15  $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.17  $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)      272     259     290     120      30      --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75  $ 1.00
Accumulation unit value at end of period                                  $ 0.96  $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)    4,123   4,898   5,780   5,252   5,517   6,094   3,827
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.15  $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.27  $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        3       5      13      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.25  $ 1.19  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.45  $ 1.25  $ 1.19      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,199       4       4      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.56  $ 0.51  $ 0.43  $ 0.33  $ 0.48  $ 0.74  $ 1.00
Accumulation unit value at end of period                                  $ 0.58  $ 0.56  $ 0.51  $ 0.43  $ 0.33  $ 0.48  $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)    3,033   3,669   4,513   4,787   5,352   6,122   3,255
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.00  $ 0.99  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.03  $ 1.00  $ 0.99  $ 1.00      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      401     106      18      15      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.08  $ 1.05  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    8,025   1,298   1,598     146      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(3/3/2000)
Accumulation unit value at beginning of period                            $ 1.57  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08  $ 1.00
Accumulation unit value at end of period                                  $ 1.86  $ 1.57  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)    6,769   3,606   1,251     828     608     455      63
--------------------------------------------------------------------------------------------------------------------------------



84 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.54  $ 1.17  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $ 2.04  $ 1.54  $ 1.17      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,922   1,178     160      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --      --      --     --
Accumulation unit value at end of period                                  $ 1.03      --      --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)    4,338      --      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.20  $ 1.12  $ 1.05  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $ 1.31  $ 1.20  $ 1.12  $ 1.05      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        4      --      --      56      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.16  $ 1.13  $ 1.03  $ 0.84  $ 0.91  $ 0.88  $1.00
Accumulation unit value at end of period                                  $ 1.27  $ 1.16  $ 1.13  $ 1.03  $ 0.84  $ 0.91  $0.88
Number of accumulation units outstanding at end of period (000 omitted)    1,056     970     715     521     389     466    217
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $ 1.12  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $ 1.19  $ 1.12  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,896      --      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.28  $ 1.14  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $ 1.57  $ 1.28  $ 1.14      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83  $1.00
Accumulation unit value at end of period                                  $ 0.81  $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $0.83
Number of accumulation units outstanding at end of period (000 omitted)    5,152   3,969   2,410     453     194     218     99
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.14  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $ 1.33  $ 1.14  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        9       4       4      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.19  $ 1.10  $ 1.02  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $ 1.17  $ 1.19  $ 1.10  $ 1.02      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       32      29      29      29      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.18  $ 1.15  $ 1.06  $ 1.00      --      --     --
Accumulation unit value at end of period                                  $ 1.34  $ 1.18  $ 1.15  $ 1.06      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      256     250     302      59      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $ 1.24  $ 1.09  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(3/3/2000)
Accumulation unit value at beginning of period                            $ 1.15  $ 1.15  $ 1.15  $ 1.15  $ 1.10  $ 1.05  $1.00
Accumulation unit value at end of period                                  $ 1.17  $ 1.15  $ 1.15  $ 1.15  $ 1.15  $ 1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)    2,023   2,009   2,283   2,513   2,555   1,473    328
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.19  $ 1.15  $ 0.98  $ 0.68  $ 0.83  $ 0.90  $1.00
Accumulation unit value at end of period                                  $ 1.31  $ 1.19  $ 1.15  $ 0.98  $ 0.68  $ 0.83  $0.90
Number of accumulation units outstanding at end of period (000 omitted)      537     817     840     709     597     552     81
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.32  $ 1.27  $ 1.07  $ 0.79  $ 1.00      --     --
Accumulation unit value at end of period                                  $ 1.57  $ 1.32  $ 1.27  $ 1.07  $ 0.79      --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,461   2,507     735     158      35      --     --
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 85

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004   2003  2002  2001  2000
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.07  $ 1.10  $1.04  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.17  $ 1.07  $1.10  $1.04    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        1       1      1     --    --    --    --
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.44  $ 1.30  $1.10  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.77  $ 1.44  $1.30  $1.10    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       --      --     --     --    --    --    --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.04  $1.01  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.08  $ 1.05  $1.04  $1.01    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       --      --     --     --    --    --    --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.30  $ 1.21  $1.07  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.49  $ 1.30  $1.21  $1.07    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       67      68     50     49    --    --    --
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.23  $ 1.21  $1.06  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.49  $ 1.23  $1.21  $1.06    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        5       5      1     --    --    --    --
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.35  $ 1.20  $1.04  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.47  $ 1.35  $1.20  $1.04    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       --      --     --     --    --    --    --
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.44  $ 1.31  $1.07  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.65  $ 1.44  $1.31  $1.07    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       10      10     10     --    --    --    --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(11/6/2003)
Accumulation unit value at beginning of period                            $ 1.28  $ 1.25  $1.08  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.46  $ 1.28  $1.25  $1.08    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)    8,762   5,134    894     37    --    --    --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.31  $ 1.22  $1.08  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 1.50  $ 1.31  $1.22  $1.08    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      176     188    181     21    --    --    --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.64  $ 1.42  $1.06  $1.00    --    --    --
Accumulation unit value at end of period                                  $ 2.23  $ 1.64  $1.42  $1.06    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      109     127    115      8    --    --    --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.58  $ 1.38  $1.00     --    --    --    --
Accumulation unit value at end of period                                  $ 2.15  $ 1.58  $1.38     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)      150      75     15     --    --    --    --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.44  $ 1.20  $1.00     --    --    --    --
Accumulation unit value at end of period                                  $ 1.95  $ 1.44  $1.20     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)    2,562   1,712    264     --    --    --    --
------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.27  $ 1.16  $1.00     --    --    --    --
Accumulation unit value at end of period                                  $ 1.35  $ 1.27  $1.16     --    --    --    --
Number of accumulation units outstanding at end of period (000 omitted)    1,545   1,215    162     --    --    --    --
------------------------------------------------------------------------------------------------------------------------



86 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.04  $  1.01  $  0.93  $  0.78  $  0.90  $  0.99  $ 1.00
Accumulation unit value at end of period                                 $ 1.15  $  1.04  $  1.01  $  0.93  $  0.78  $  0.90  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)   5,604    6,810    8,153    8,591    8,776   10,263   5,333
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.04  $  1.02  $  0.93  $  0.75  $  1.00  $  1.09  $ 1.00
Accumulation unit value at end of period                                 $ 1.25  $  1.04  $  1.02  $  0.93  $  0.75  $  1.00  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)     638      726      839      855      689      530     191
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.18  $  1.14  $  1.04  $  0.84  $  1.05  $  1.13  $ 1.00
Accumulation unit value at end of period                                 $ 1.38  $  1.18  $  1.14  $  1.04  $  0.84  $  1.05  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)   1,973    2,360    2,764    2,730    2,251    2,076     834
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                           $ 0.85  $  0.78  $  0.72  $  0.56  $  0.74  $  0.89  $ 1.00
Accumulation unit value at end of period                                 $ 1.01  $  0.85  $  0.78  $  0.72  $  0.56  $  0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)     665      773      690      497      359      290     104
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.64  $  0.66  $  0.62  $  0.51  $  0.69  $  0.87  $ 1.00
Accumulation unit value at end of period                                 $ 0.72  $  0.64  $  0.66  $  0.62  $  0.51  $  0.69  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)     339      409      455      426      422      603     402
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.69  $  0.66  $  0.65  $  0.52  $  0.74  $  0.95  $ 1.00
Accumulation unit value at end of period                                 $ 0.70  $  0.69  $  0.66  $  0.65  $  0.52  $  0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   8,353   10,032   11,951   12,549   11,956   12,882   6,802
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.04  $  1.03  $  1.04  $  1.05  $  1.05  $  1.03  $ 1.00
Accumulation unit value at end of period                                 $ 1.07  $  1.04  $  1.03  $  1.04  $  1.05  $  1.05  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)   1,930    2,450    3,240    4,153    5,698    7,943   3,801
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.42  $  0.40  $  0.35  $  0.25  $  0.41  $  0.56  $ 1.00
Accumulation unit value at end of period                                 $ 0.50  $  0.42  $  0.40  $  0.35  $  0.25  $  0.41  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)   2,639    3,452    3,962    3,982    3,821    3,996   1,923
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.32  $  1.31  $  1.27  $  1.19  $  1.12  $  1.06  $ 1.00
Accumulation unit value at end of period                                 $ 1.35  $  1.32  $  1.31  $  1.27  $  1.19  $  1.12  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)   1,048    1,095    1,315    1,278    1,671    1,386     644
------------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 87

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                           2006    2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.42  $ 1.36  $ 1.25  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.58  $ 1.42  $ 1.36  $ 1.25  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,555   1,710   1,343      77      40      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.61  $ 0.57  $ 0.54  $ 0.42  $ 0.57  $ 0.75  $ 1.00
Accumulation unit value at end of period                                     $ 0.64  $ 0.61  $ 0.57  $ 0.54  $ 0.42  $ 0.57  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)       2,922   3,828   4,221   4,189   3,934   5,772   5,686
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.13  $ 1.05  $ 1.00  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.18  $ 1.13  $ 1.05  $ 1.00  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)         334      38      49      28       1      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.11  $ 1.03  $ 0.91  $ 0.68  $ 0.88  $ 0.97  $ 1.00
Accumulation unit value at end of period                                     $ 1.28  $ 1.11  $ 1.03  $ 0.91  $ 0.68  $ 0.88  $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)          57     101     137     185     221     804     850
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.53  $ 1.42  $ 1.25  $ 0.94  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.75  $ 1.53  $ 1.42  $ 1.25  $ 0.94      --      --
Number of accumulation units outstanding at end of period (000 omitted)          12      16      18       5      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                               $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $ 1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,049      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                               $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                     $ 1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          11      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.08  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.25  $ 1.14  $ 1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         453     506     367      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.15  $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.26  $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          15      13      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.41  $ 0.40  $ 0.39  $ 0.27  $ 0.48  $ 0.65  $ 1.00
Accumulation unit value at end of period                                     $ 0.44  $ 0.41  $ 0.40  $ 0.39  $ 0.27  $ 0.48  $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)         779   1,021   1,148   1,304   1,976   2,165   2,882
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.40  $ 1.36  $ 1.24  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.62  $ 1.40  $ 1.36  $ 1.24  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)         226     208     211      31       1      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.37  $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.83  $ 1.37  $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,101   2,588   1,205      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.65  $ 0.57  $ 0.54  $ 0.44  $ 0.65  $ 0.80  $ 1.00
Accumulation unit value at end of period                                     $ 0.64  $ 0.65  $ 0.57  $ 0.54  $ 0.44  $ 0.65  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)         591     764     846     957   1,162   2,397   1,899
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
(CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.19  $ 1.18  $ 1.16  $ 1.14  $ 1.07  $ 1.01  $ 1.00
Accumulation unit value at end of period                                     $ 1.21  $ 1.19  $ 1.18  $ 1.16  $ 1.14  $ 1.07  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)         838     910     918     919   1,233     854     405
-----------------------------------------------------------------------------------------------------------------------------------



88 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2006    2005    2004    2003   2002   2001   2000
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.05  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.05  $ 1.05  $ 1.05     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       7,515   6,635   3,141     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.25  $ 1.12  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.53  $ 1.25  $ 1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.07  $ 1.06  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.02  $ 1.07  $ 1.06     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       3,672   1,901     901     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.13  $ 1.09  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.32  $ 1.13  $ 1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          30      27      22     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.44  $ 1.41  $ 1.14  $0.89  $1.06  $0.95  $1.00
Accumulation unit value at end of period                                     $ 1.64  $ 1.44  $ 1.41  $1.14  $0.89  $1.06  $0.95
Number of accumulation units outstanding at end of period (000 omitted)         406     431     497    556     47    100     44
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                               $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period                                     $ 1.07      --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       2,205      --      --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.17  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.43  $ 1.21  $ 1.17     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          12      12       7     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (5/1/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                               $ 0.89  $ 0.84  $ 0.76  $0.53  $0.77  $0.93  $1.00
Accumulation unit value at end of period                                     $ 0.89  $ 0.89  $ 0.84  $0.76  $0.53  $0.77  $0.93
Number of accumulation units outstanding at end of period (000 omitted)          34      35      37     38      9      9    103
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.13  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.29  $ 1.21  $ 1.13     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          22      54      13     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.03  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.08  $ 1.05  $ 1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       1,370     925     384     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                               $ 0.64  $ 0.62  $ 0.60  $0.48  $0.69  $0.90  $1.00
Accumulation unit value at end of period                                     $ 0.69  $ 0.64  $ 0.62  $0.60  $0.48  $0.69  $0.90
Number of accumulation units outstanding at end of period (000 omitted)         363     505     504    486    476    792    355
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.03  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.21  $ 1.05  $ 1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          21      21      21     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.26  $ 1.14  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                     $ 1.51  $ 1.26  $ 1.14     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)          19      15      16     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.23  $ 1.19  $ 1.14  $1.00  $1.00     --     --
Accumulation unit value at end of period                                     $ 1.33  $ 1.23  $ 1.19  $1.14  $1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)         138     121     152     48     --     --     --
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 89

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003   2002   2001   2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.09  $ 1.08  $ 1.06  $1.04  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.12  $ 1.09  $ 1.08  $1.06  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,452   3,450   1,863    223     92     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.41  $ 1.31  $ 1.22  $0.96  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.56  $ 1.41  $ 1.31  $1.22  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)     666     436     341     98     --     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.58  $ 1.51  $ 1.35  $0.98  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.72  $ 1.58  $ 1.51  $1.35  $0.98     --     --
Number of accumulation units outstanding at end of period (000 omitted)     604     596      87     16      6     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.29  $ 1.20  $1.04  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.37  $ 1.28  $ 1.29  $1.20  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,571   1,593     749     85     19     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.60  $ 1.41  $ 1.20  $0.93  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.94  $ 1.60  $ 1.41  $1.20  $0.93     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,014     756     341    115     14     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.42  $ 1.39  $ 1.32  $0.96  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.48  $ 1.42  $ 1.39  $1.32  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,849   1,491     742     91     44     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.56  $ 1.43  $ 1.21  $0.95  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.86  $ 1.56  $ 1.43  $1.21  $0.95     --     --
Number of accumulation units outstanding at end of period (000 omitted)     700     721     661     68     22     --     --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.32  $ 1.24  $1.08  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.34  $ 1.29  $ 1.32  $1.24  $1.08     --     --
Number of accumulation units outstanding at end of period (000 omitted)   4,078   3,838   2,460     56      6     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.10  $ 1.06  $ 1.02  $0.91  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.21  $ 1.10  $ 1.06  $1.02  $0.91     --     --
Number of accumulation units outstanding at end of period (000 omitted)      74      73      73     64     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.60  $ 1.39  $ 1.22  $0.97  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.75  $ 1.60  $ 1.39  $1.22  $0.97     --     --
Number of accumulation units outstanding at end of period (000 omitted)   8,681   5,575   2,931     54      1     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2
(5/1/2001)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.06  $ 1.07  $0.87  $0.95  $1.00     --
Accumulation unit value at end of period                                 $ 1.42  $ 1.27  $ 1.06  $1.07  $0.87  $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)     183     152     183    196     85     61     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                           $ 0.98  $ 0.92  $ 0.89  $0.73  $0.89  $0.99  $1.00
Accumulation unit value at end of period                                 $ 1.09  $ 0.98  $ 0.92  $0.89  $0.73  $0.89  $0.99
Number of accumulation units outstanding at end of period (000 omitted)   1,003   1,225   1,269    914    828    805    637
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.06  $ 1.02  $0.85  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.25  $ 1.12  $ 1.06  $1.02  $0.85     --     --
Number of accumulation units outstanding at end of period (000 omitted)     164     204     199     39     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.00  $ 0.96  $ 0.95  $0.73  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.05  $ 1.00  $ 0.96  $0.95  $0.73     --     --
Number of accumulation units outstanding at end of period (000 omitted)     414     430     405     56     41     --     --
---------------------------------------------------------------------------------------------------------------------------



90 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91  $ 1.00      --
Accumulation unit value at end of period                                 $ 1.37  $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91      --
Number of accumulation units outstanding at end of period (000 omitted)     419     493     560     508     136      42      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.06  $ 1.04  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   3,940   2,496   1,433      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                           $ 1.88  $ 1.62  $ 1.32  $ 0.96  $ 1.09  $ 1.14  $ 1.00
Accumulation unit value at end of period                                 $ 2.09  $ 1.88  $ 1.62  $ 1.32  $ 0.96  $ 1.09  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)     655   1,057   1,142   1,305   1,744   3,297   3,650
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.83  $ 1.57  $ 1.28  $ 0.94  $ 1.06  $ 1.00      --
Accumulation unit value at end of period                                 $ 2.03  $ 1.83  $ 1.57  $ 1.28  $ 0.94  $ 1.06      --
Number of accumulation units outstanding at end of period (000 omitted)   2,508   2,180   1,888   1,114     559     156      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                           $ 0.96  $ 0.81  $ 0.73  $ 0.52  $ 0.66  $ 0.85  $ 1.00
Accumulation unit value at end of period                                 $ 1.11  $ 0.96  $ 0.81  $ 0.73  $ 0.52  $ 0.66  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)     215     173     188     186     165     476     506
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.41  $ 1.20  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.64  $ 1.41  $ 1.20  $ 1.08      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,396   1,584   1,158      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.40  $ 1.40  $ 1.25  $ 0.96  $ 0.98  $ 0.99  $ 1.00
Accumulation unit value at end of period                                 $ 1.64  $ 1.40  $ 1.40  $ 1.25  $ 0.96  $ 0.98  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)   4,204   4,019   3,719   2,346   1,370   1,111     101
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 2.45  $ 2.19  $ 1.69  $ 1.26  $ 1.26  $ 1.18  $ 1.00
Accumulation unit value at end of period                                 $ 2.91  $ 2.45  $ 2.19  $ 1.69  $ 1.26  $ 1.26  $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)     601     752     890     771     926     232      92
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.28  $ 1.11  $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      76      63      40      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.49  $ 1.39  $ 1.14  $ 0.88  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.72  $ 1.49  $ 1.39  $ 1.14  $ 0.88      --      --
Number of accumulation units outstanding at end of period (000 omitted)     594     613     496     190      61      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.54  $ 0.53  $ 0.48  $ 0.35  $ 0.51  $ 0.61  $ 1.00
Accumulation unit value at end of period                                 $ 0.58  $ 0.54  $ 0.53  $ 0.48  $ 0.35  $ 0.51  $ 0.61
Number of accumulation units outstanding at end of period (000 omitted)   2,300   3,049   3,250   2,995   2,561   2,597     797
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.52  $ 1.39  $ 1.26  $ 1.02  $ 1.17  $ 1.11  $ 1.00
Accumulation unit value at end of period                                 $ 1.77  $ 1.52  $ 1.39  $ 1.26  $ 1.02  $ 1.17  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)   9,715   9,517   9,666   1,946   1,063     324      39
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.38  $ 1.27  $ 1.09  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.65  $ 1.38  $ 1.27  $ 1.09  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)     681     641     671     256      76      --      --
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.23  $ 1.11  $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)   4,149   2,582   1,266      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 91

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 1.44  $ 1.20  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     274     253     238      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (5/1/2000)
Accumulation unit value at beginning of period                           $ 0.76  $ 0.75  $ 0.70  $ 0.57  $ 0.77  $ 0.91  $ 1.00
Accumulation unit value at end of period                                 $ 0.81  $ 0.76  $ 0.75  $ 0.70  $ 0.57  $ 0.77  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)      60      86     112     106      86      56      89
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL
SHARES (5/1/2000)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $ 0.91  $ 0.81  $ 0.72  $ 0.54  $ 0.67  $ 0.88  $ 1.00
Accumulation unit value at end of period                                 $ 1.09  $ 0.91  $ 0.81  $ 0.72  $ 0.54  $ 0.67  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)      91      60      73      49      50      68      77
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $ 2.55  $ 2.30  $ 1.85  $ 1.47  $ 1.56  $ 1.41  $ 1.00
Accumulation unit value at end of period                                 $ 2.92  $ 2.55  $ 2.30  $ 1.85  $ 1.47  $ 1.56  $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)   2,667   2,107   1,519     906     799     626     220
-------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.93  $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92  $ 1.00
Accumulation unit value at end of period                                 $ 1.03  $ 0.93  $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)   1,710   1,799   1,866   1,380   1,247   1,017     587
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(5/1/2000)
Accumulation unit value at beginning of period                           $ 0.38  $ 0.35  $ 0.35  $ 0.24  $ 0.42  $ 0.68  $ 1.00
Accumulation unit value at end of period                                 $ 0.41  $ 0.38  $ 0.35  $ 0.35  $ 0.24  $ 0.42  $ 0.68
Number of accumulation units outstanding at end of period (000 omitted)      91     125     163     254     254     633     769
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(5/1/2000)
Accumulation unit value at beginning of period                           $ 0.88  $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80  $ 1.00
Accumulation unit value at end of period                                 $ 1.28  $ 0.88  $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)     388     392     446     799     541   1,195   1,077
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES
(5/1/2000)
Accumulation unit value at beginning of period                           $ 0.59  $ 0.58  $ 0.56  $ 0.44  $ 0.60  $ 0.82  $ 1.00
Accumulation unit value at end of period                                 $ 0.65  $ 0.59  $ 0.58  $ 0.56  $ 0.44  $ 0.60  $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)     822   1,146   1,326   1,650   2,346   3,152   4,333
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                           $ 0.51  $ 0.46  $ 0.39  $ 0.30  $ 0.42  $ 0.70  $ 1.00
Accumulation unit value at end of period                                 $ 0.57  $ 0.51  $ 0.46  $ 0.39  $ 0.30  $ 0.42  $ 0.70
Number of accumulation units outstanding at end of period (000 omitted)     202     304     370     411     456     951   1,050
-------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                           $ 0.78  $ 0.78  $ 0.73  $ 0.58  $ 0.78  $ 0.89  $ 1.00
Accumulation unit value at end of period                                 $ 0.90  $ 0.78  $ 0.78  $ 0.73  $ 0.58  $ 0.78  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)     142     217     251     276     243     230     225
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES
(5/1/2000)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                           $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.00
Accumulation unit value at end of period                                 $ 1.19  $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)      57      57      55      38      38      23      18
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
(5/1/2000)
Accumulation unit value at beginning of period                           $ 0.97  $ 0.89  $ 0.79  $ 0.62  $ 0.71  $ 0.95  $ 1.00
Accumulation unit value at end of period                                 $ 1.17  $ 0.97  $ 0.89  $ 0.79  $ 0.62  $ 0.71  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)      74      31      34      --      --      --      11
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.19  $ 1.13  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      46      48      34      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------



92 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                 $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00
Accumulation unit value at end of period                       $ 1.02  $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,195   1,812   1,911   1,935   1,503   1,473     440
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $ 1.10  $ 1.04  $ 0.95  $ 0.80  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.22  $ 1.10  $ 1.04  $ 0.95  $ 0.80      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      59      48      50      39      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period                 $ 0.86  $ 0.83  $ 0.79  $ 0.60  $ 0.89  $ 0.95  $ 1.00
Accumulation unit value at end of period                       $ 0.96  $ 0.86  $ 0.83  $ 0.79  $ 0.60  $ 0.89  $ 0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                     125     155     314     440     403   1,229   1,292
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $ 1.04  $ 1.01  $ 0.96  $ 0.73  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.16  $ 1.04  $ 1.01  $ 0.96  $ 0.73      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      36      37      44      14       9      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period                 $ 0.77  $ 0.73  $ 0.64  $ 0.52  $ 0.70  $ 0.90  $ 1.00
Accumulation unit value at end of period                       $ 0.84  $ 0.77  $ 0.73  $ 0.64  $ 0.52  $ 0.70  $ 0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                     160     253     401     360     915   1,090   1,014
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $ 1.17  $ 1.16  $ 1.06  $ 0.93  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.29  $ 1.17  $ 1.16  $ 1.06  $ 0.93      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,838   1,817   1,812     261      26      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                 $ 0.95  $ 0.83  $ 0.64  $ 0.48  $ 0.63  $ 0.85  $ 1.00
Accumulation unit value at end of period                       $ 1.23  $ 0.95  $ 0.83  $ 0.64  $ 0.48  $ 0.63  $ 0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,801   2,285   2,496   2,767   2,321   2,824   1,785
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $ 1.67  $ 1.45  $ 1.14  $ 0.85  $ 1.00      --      --
Accumulation unit value at end of period                       $ 2.15  $ 1.67  $ 1.45  $ 1.14  $ 0.85      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      54      78      55      11      10      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES
(8/30/2002)
Accumulation unit value at beginning of period                 $ 1.35  $ 1.31  $ 1.24  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.43  $ 1.35  $ 1.31  $ 1.24  $ 0.97      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2,445   2,161   1,178      41       4      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(5/1/2002)
Accumulation unit value at beginning of period                 $ 1.43  $ 1.27  $ 1.09  $ 0.77  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.65  $ 1.43  $ 1.27  $ 1.09  $ 0.77      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1,356   1,219   1,120     508      78      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                 $ 1.11  $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                       $ 1.19  $ 1.11  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      60      39      69       1      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
(7/31/2002)
Accumulation unit value at beginning of period                 $ 1.72  $ 1.59  $ 1.35  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.94  $ 1.72  $ 1.59  $ 1.35  $ 0.95      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     175     207     177      47       5      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                 $ 1.28  $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.35  $ 1.28  $ 1.27  $ 1.19  $ 1.03      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5,050   3,662   2,643     514      73      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                 $ 1.16  $ 1.12  $ 1.02  $ 0.81  $ 1.00      --      --
Accumulation unit value at end of period                       $ 1.32  $ 1.16  $ 1.12  $ 1.02  $ 0.81      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      91      83      76      26      22      --      --
---------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 93

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2006    2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                  $ 1.15  $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.16  $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      257     241     279     147      12      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                  $ 1.12  $ 1.11  $ 1.08  $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                        $ 1.15  $ 1.12  $ 1.11  $ 1.08  $ 1.05      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       25      24      19      12      12      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES
(3/3/2000)
Accumulation unit value at beginning of period                  $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75  $ 1.00
Accumulation unit value at end of period                        $ 0.96  $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75
Number of accumulation units outstanding at end of period
(000 omitted)                                                    2,623   3,009   3,491   3,064   3,437   4,040   2,678
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                  $ 1.15  $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                        $ 1.27  $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        6      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                  $ 1.25  $ 1.18  $ 1.00      --      --      --      --
Accumulation unit value at end of period                        $ 1.44  $ 1.25  $ 1.18      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      579      56      56      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                  $ 0.56  $ 0.50  $ 0.43  $ 0.33  $ 0.48  $ 0.74  $ 1.00
Accumulation unit value at end of period                        $ 0.58  $ 0.56  $ 0.50  $ 0.43  $ 0.33  $ 0.48  $ 0.74
Number of accumulation units outstanding at end of period
(000 omitted)                                                    2,581   3,228   3,619   3,345   3,966   4,624   2,513
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/1/2000)
Accumulation unit value at beginning of period                  $ 0.93  $ 0.91  $ 0.84  $ 0.71  $ 0.83  $ 0.94  $ 1.00
Accumulation unit value at end of period                        $ 1.05  $ 0.93  $ 0.91  $ 0.84  $ 0.71  $ 0.83  $ 0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      787   1,045   1,151     439     426     178      51
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND
(5/1/2000)
Accumulation unit value at beginning of period                  $ 1.04  $ 1.03  $ 1.03  $ 1.04  $ 1.05  $ 1.03  $ 1.00
Accumulation unit value at end of period                        $ 1.07  $ 1.04  $ 1.03  $ 1.03  $ 1.04  $ 1.05  $ 1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    1,592   2,283   1,884   2,410   4,222   3,979   2,613
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
(5/1/2000)
Accumulation unit value at beginning of period                  $ 1.21  $ 1.21  $ 1.17  $ 1.14  $ 1.09  $ 1.03  $ 1.00
Accumulation unit value at end of period                        $ 1.25  $ 1.21  $ 1.21  $ 1.17  $ 1.14  $ 1.09  $ 1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    7,847   4,589   4,594     337     264     317      64
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME
FUND (3/3/2000)
Accumulation unit value at beginning of period                  $ 1.57  $ 1.40  $ 1.20  $ 0.87  $ 1.09  $ 1.08  $ 1.00
Accumulation unit value at end of period                        $ 1.85  $ 1.57  $ 1.40  $ 1.20  $ 0.87  $ 1.09  $ 1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    5,092   2,962   1,191     666     368     223      66
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(4/30/2004)
Accumulation unit value at beginning of period                  $ 1.54  $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                        $ 2.03  $ 1.54  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    1,815   1,627     822      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                        $ 1.03      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    3,021      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/1/2000)
Accumulation unit value at beginning of period                  $ 0.50  $ 0.47  $ 0.44  $ 0.36  $ 0.50  $ 0.74  $ 1.00
Accumulation unit value at end of period                        $ 0.55  $ 0.50  $ 0.47  $ 0.44  $ 0.36  $ 0.50  $ 0.74
Number of accumulation units outstanding at end of period
(000 omitted)                                                       97     109      80     141      35      83     211
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
(3/3/2000)
Accumulation unit value at beginning of period                  $ 1.15  $ 1.12  $ 1.02  $ 0.83  $ 0.90  $ 0.87  $ 1.00
Accumulation unit value at end of period                        $ 1.25  $ 1.15  $ 1.12  $ 1.02  $ 0.83  $ 0.90  $ 0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                    1,611   1,087     834     579     835     633     310
----------------------------------------------------------------------------------------------------------------------



94 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                             2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(6/1/2004)
Accumulation unit value at beginning of period                 $ 1.12  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                       $ 1.19  $ 1.12  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     987      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY
FUND (4/30/2004)
Accumulation unit value at beginning of period                 $ 1.28  $ 1.14  $ 1.00      --      --      --     --
Accumulation unit value at end of period                       $ 1.57  $ 1.28  $ 1.14      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --     246      --      --      --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
(3/3/2000)
Accumulation unit value at beginning of period                 $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83  $1.00
Accumulation unit value at end of period                       $ 0.81  $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $0.83
Number of accumulation units outstanding at end of period
 (000 omitted)                                                  9,362   9,338   7,431     384     138     565    479
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
(4/30/2004)
Accumulation unit value at beginning of period                 $ 1.13  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                       $ 1.33  $ 1.13  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      18      18      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
(8/30/2002)
Accumulation unit value at beginning of period                 $ 1.43  $ 1.32  $ 1.23  $ 1.02  $ 1.00      --     --
Accumulation unit value at end of period                       $ 1.41  $ 1.43  $ 1.32  $ 1.23  $ 1.02      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     280     321     231      14      11      --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
(11/6/2003)
Accumulation unit value at beginning of period                 $ 1.18  $ 1.15  $ 1.06  $ 1.00      --      --     --
Accumulation unit value at end of period                       $ 1.34  $ 1.18  $ 1.15  $ 1.06      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      12      10      10      --      --      --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND
(4/30/2004)
Accumulation unit value at beginning of period                 $ 1.09  $ 1.10  $ 1.00      --      --      --     --
Accumulation unit value at end of period                       $ 1.24  $ 1.09  $ 1.10      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --      --     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S.
GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                 $ 1.14  $ 1.14  $ 1.15  $ 1.15  $ 1.10  $ 1.05  $1.00
Accumulation unit value at end of period                       $ 1.17  $ 1.14  $ 1.14  $ 1.15  $ 1.15  $ 1.10  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3,280   3,298   3,266   2,667   2,375   1,609    272
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(3/3/2000)
Accumulation unit value at beginning of period                 $ 1.18  $ 1.15  $ 0.98  $ 0.67  $ 0.83  $ 0.90  $1.00
Accumulation unit value at end of period                       $ 1.30  $ 1.18  $ 1.15  $ 0.98  $ 0.67  $ 0.83  $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                     679     723     878     759     350     367    173
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(5/1/2002)
Accumulation unit value at beginning of period                 $ 1.32  $ 1.27  $ 1.07  $ 0.79  $ 1.00      --     --
Accumulation unit value at end of period                       $ 1.56  $ 1.32  $ 1.27  $ 1.07  $ 0.79      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2,526   2,431   1,175      48      22      --     --
--------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (5/1/2000)
Accumulation unit value at beginning of period                 $ 2.24  $ 2.04  $ 1.82  $ 1.24  $ 1.44  $ 1.13  $1.00
Accumulation unit value at end of period                       $ 2.68  $ 2.24  $ 2.04  $ 1.82  $ 1.24  $ 1.44  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                     295     390     429     432     599     467    173
--------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS (5/1/2000)
Accumulation unit value at beginning of period                 $ 2.14  $ 2.00  $ 1.62  $ 1.17  $ 1.38  $ 1.15  $1.00
Accumulation unit value at end of period                       $ 2.43  $ 2.14  $ 2.00  $ 1.62  $ 1.17  $ 1.38  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     150     217     233     228     227     115    284
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND
(11/6/2003)
Accumulation unit value at beginning of period                 $ 1.07  $ 1.10  $ 1.04  $ 1.00      --      --     --
Accumulation unit value at end of period                       $ 1.17  $ 1.07  $ 1.10  $ 1.04      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     997     929     369      --      --      --     --
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND*
(11/6/2003)
Accumulation unit value at beginning of period                 $ 1.44  $ 1.30  $ 1.10  $ 1.00      --      --     --
Accumulation unit value at end of period                       $ 1.77  $ 1.44  $ 1.30  $ 1.10      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      40      --      --      --      --      --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND
LIQUIDATED ON APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 95

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.07  $ 1.05  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      25      25      24      --      --      --      --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.30  $ 1.21  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.48  $ 1.30  $ 1.21  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     212      91      91      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.23  $ 1.21  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.49  $ 1.23  $ 1.21  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       8      10       7      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.20  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.47  $ 1.35  $ 1.20  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.31  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.65  $ 1.44  $ 1.31  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     681     674     379      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                           $ 2.37  $ 2.10  $ 1.78  $ 1.27  $ 1.44  $ 1.29  $ 1.00
Accumulation unit value at end of period                                 $ 2.71  $ 2.37  $ 2.10  $ 1.78  $ 1.27  $ 1.44  $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)     205     377     425     433     865     548     486
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                           $ 1.50  $ 1.46  $ 1.26  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.71  $ 1.50  $ 1.46  $ 1.26  $ 0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)   8,457   6,565   3,087      53       9      --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.47  $ 1.36  $ 1.21  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.68  $ 1.47  $ 1.36  $ 1.21  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)     209     211     231      50       2      --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 2.01  $ 1.75  $ 1.30  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 2.74  $ 2.01  $ 1.75  $ 1.30  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      49      36      32      16      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.58  $ 1.38  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $ 2.15  $ 1.58  $ 1.38      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     212     256     204      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2000)
Accumulation unit value at beginning of period                           $ 1.05  $ 0.88  $ 0.68  $ 0.47  $ 0.55  $ 0.71  $ 1.00
Accumulation unit value at end of period                                 $ 1.42  $ 1.05  $ 0.88  $ 0.68  $ 0.47  $ 0.55  $ 0.71
Number of accumulation units outstanding at end of period (000 omitted)   2,570   2,094   1,370     371     397     402     434
-------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2000)
Accumulation unit value at beginning of period                           $ 1.68  $ 1.54  $ 1.32  $ 0.93  $ 1.14  $ 1.04  $ 1.00
Accumulation unit value at end of period                                 $ 1.79  $ 1.68  $ 1.54  $ 1.32  $ 0.93  $ 1.14  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)   1,471   1,241     640     107      67      77      31
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.00  $ 0.93  $ 0.77  $ 0.90  $ 0.98  $ 1.00
Accumulation unit value at end of period                                 $ 1.15  $ 1.04  $ 1.00  $ 0.93  $ 0.77  $ 0.90  $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)   5,992   7,230   7,602   8,104   7,521   7,089   2,048
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.03  $ 1.02  $ 0.93  $ 0.75  $ 1.00  $ 1.09  $ 1.00
Accumulation unit value at end of period                                 $ 1.24  $ 1.03  $ 1.02  $ 0.93  $ 0.75  $ 1.00  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)   1,140   1,089   1,072     883     714     448      53
-------------------------------------------------------------------------------------------------------------------------------



96 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.18  $ 1.14  $  1.04  $  0.83  $  1.05  $  1.13  $ 1.00
Accumulation unit value at end of period                                 $ 1.38  $ 1.18  $  1.14  $  1.04  $  0.83  $  1.05  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)   2,527   3,235    3,406    3,317    3,205    1,972     437
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                           $ 0.84  $ 0.78  $  0.72  $  0.56  $  0.74  $  0.89  $ 1.00
Accumulation unit value at end of period                                 $ 1.00  $ 0.84  $  0.78  $  0.72  $  0.56  $  0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)     795     693      774      667      537      375      74
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.63  $ 0.66  $  0.62  $  0.51  $  0.69  $  0.87  $ 1.00
Accumulation unit value at end of period                                 $ 0.72  $ 0.63  $  0.66  $  0.62  $  0.51  $  0.69  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)     721   1,055    1,109      783      534      367     206
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.69  $ 0.66  $  0.65  $  0.52  $  0.74  $  0.95  $ 1.00
Accumulation unit value at end of period                                 $ 0.70  $ 0.69  $  0.66  $  0.65  $  0.52  $  0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   8,246   9,820   10,150   10,578   10,235   10,689   4,598
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.02  $  1.03  $  1.04  $  1.04  $  1.02  $ 1.00
Accumulation unit value at end of period                                 $ 1.06  $ 1.04  $  1.02  $  1.03  $  1.04  $  1.04  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)   2,138   2,569    2,899    3,637    5,843    8,907   2,106
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.41  $ 0.40  $  0.35  $  0.25  $  0.41  $  0.56  $ 1.00
Accumulation unit value at end of period                                 $ 0.50  $ 0.41  $  0.40  $  0.35  $  0.25  $  0.41  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)   2,796   2,884    3,349    3,200    3,011    3,655   2,209
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.31  $ 1.30  $  1.27  $  1.19  $  1.12  $  1.06  $ 1.00
Accumulation unit value at end of period                                 $ 1.34  $ 1.31  $  1.30  $  1.27  $  1.19  $  1.12  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)   2,039   1,586    1,514    1,482    1,583    1,373     321
-----------------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.53  $ 1.47  $ 1.35  $1.00
Accumulation unit value at end of period                                   $ 1.70  $ 1.53  $ 1.47  $1.35
Number of accumulation units outstanding at end of period (000 omitted)     1,134   1,187     889    380
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.46  $ 1.36  $ 1.30  $1.00
Accumulation unit value at end of period                                   $ 1.52  $ 1.46  $ 1.36  $1.30
Number of accumulation units outstanding at end of period (000 omitted)       190      32      34     27
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.66  $ 1.54  $ 1.36  $1.00
Accumulation unit value at end of period                                   $ 1.90  $ 1.66  $ 1.54  $1.36
Number of accumulation units outstanding at end of period (000 omitted)        87      83      75     14
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --
Accumulation unit value at end of period                                   $ 1.08      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.14  $ 1.08  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.24  $ 1.14  $ 1.08     --
Number of accumulation units outstanding at end of period (000 omitted)       169     183     111     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.29  $ 1.27  $ 1.18  $1.00
Accumulation unit value at end of period                                   $ 1.42  $ 1.29  $ 1.27  $1.18
Number of accumulation units outstanding at end of period (000 omitted)       125     122     115     74
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.49  $ 1.46  $ 1.41  $1.00
Accumulation unit value at end of period                                   $ 1.59  $ 1.49  $ 1.46  $1.41
Number of accumulation units outstanding at end of period (000 omitted)       220     211     189    131
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.49  $ 1.45  $ 1.32  $1.00
Accumulation unit value at end of period                                   $ 1.72  $ 1.49  $ 1.45  $1.32
Number of accumulation units outstanding at end of period (000 omitted)       534     573     531    265
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.37  $ 1.20  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.83  $ 1.37  $ 1.20     --
Number of accumulation units outstanding at end of period (000 omitted)     1,349   1,084     567     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.50  $ 1.33  $ 1.24  $1.00
Accumulation unit value at end of period                                   $ 1.47  $ 1.50  $ 1.33  $1.24
Number of accumulation units outstanding at end of period (000 omitted)       271     254     231    185
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.05  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.05  $ 1.05  $ 1.05     --
Number of accumulation units outstanding at end of period (000 omitted)     3,238   2,800   1,194     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.25  $ 1.12  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.53  $ 1.25  $ 1.12     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.02  $ 1.07  $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)     1,499     644     268     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.09  $ 1.00     --
Accumulation unit value at end of period                                   $ 1.31  $ 1.13  $ 1.09     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      14     --
--------------------------------------------------------------------------------------------------------



98 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                              $ 1.00      --      --     --
Accumulation unit value at end of period                                                    $ 1.07      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)                        883      --      --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.17  $ 1.00     --
Accumulation unit value at end of period                                                    $ 1.43  $ 1.21  $ 1.17     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.13  $ 1.00     --
Accumulation unit value at end of period                                                    $ 1.29  $ 1.21  $ 1.13     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.03  $ 1.00     --
Accumulation unit value at end of period                                                    $ 1.08  $ 1.05  $ 1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                        641     373     177     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.03  $ 1.00     --
Accumulation unit value at end of period                                                    $ 1.21  $ 1.05  $ 1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.26  $ 1.14  $ 1.00     --
Accumulation unit value at end of period                                                    $ 1.51  $ 1.26  $ 1.14     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.25  $ 1.20  $ 1.15  $1.00
Accumulation unit value at end of period                                                    $ 1.34  $ 1.25  $ 1.20  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                        177     189     161     77
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.04  $ 1.02  $1.00
Accumulation unit value at end of period                                                    $ 1.08  $ 1.05  $ 1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      2,734   2,737   1,660    568
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.51  $ 1.41  $ 1.31  $1.00
Accumulation unit value at end of period                                                    $ 1.67  $ 1.51  $ 1.41  $1.31
Number of accumulation units outstanding at end of period (000 omitted)                        843     854     479    264
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.63  $ 1.56  $ 1.40  $1.00
Accumulation unit value at end of period                                                    $ 1.78  $ 1.63  $ 1.56  $1.40
Number of accumulation units outstanding at end of period (000 omitted)                        547     566     259    155
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.22  $ 1.23  $ 1.15  $1.00
Accumulation unit value at end of period                                                    $ 1.31  $ 1.22  $ 1.23  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                      1,707   1,801   1,405    833
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.79  $ 1.57  $ 1.35  $1.00
Accumulation unit value at end of period                                                    $ 2.17  $ 1.79  $ 1.57  $1.35
Number of accumulation units outstanding at end of period (000 omitted)                        749     663     508    247
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.51  $ 1.48  $ 1.40  $1.00
Accumulation unit value at end of period                                                    $ 1.57  $ 1.51  $ 1.48  $1.40
Number of accumulation units outstanding at end of period (000 omitted)                      1,332   1,249   1,032    482
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                              $ 1.69  $ 1.55  $ 1.31  $1.00
Accumulation unit value at end of period                                                    $ 2.01  $ 1.69  $ 1.55  $1.31
Number of accumulation units outstanding at end of period (000 omitted)                        612     579     541    292
-------------------------------------------------------------------------------------------------------------------------



                                       RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 99

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.18  $ 1.21  $ 1.13  $ 1.00
Accumulation unit value at end of period                                     $ 1.23  $ 1.18  $ 1.21  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)       2,365   2,195   1,451     530
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.69  $ 1.47  $ 1.30  $ 1.00
Accumulation unit value at end of period                                     $ 1.86  $ 1.69  $ 1.47  $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)       5,340   3,492   2,521     949
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.41  $ 1.36  $ 1.34  $ 1.00
Accumulation unit value at end of period                                     $ 1.48  $ 1.41  $ 1.36  $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)         204     212     256      63
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.03  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.06  $ 1.04  $ 1.03      --
Number of accumulation units outstanding at end of period (000 omitted)       1,151     850     387      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.98  $ 1.71  $ 1.39  $ 1.00
Accumulation unit value at end of period                                     $ 2.19  $ 1.98  $ 1.71  $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)       1,634   1,386   1,244     537
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.91  $ 1.63  $ 1.46  $ 1.00
Accumulation unit value at end of period                                     $ 2.21  $ 1.91  $ 1.63  $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)         657     602     449      31
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.12  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.31  $ 1.12  $ 1.12      --
Number of accumulation units outstanding at end of period (000 omitted)         177     140     122      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                               $ 2.02  $ 1.81  $ 1.40  $ 1.00
Accumulation unit value at end of period                                     $ 2.40  $ 2.02  $ 1.81  $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)          47      61      33       9
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.11  $ 1.09  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.28  $ 1.11  $ 1.09      --
Number of accumulation units outstanding at end of period (000 omitted)          --       1       2      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.79  $ 1.67  $ 1.37  $ 1.00
Accumulation unit value at end of period                                     $ 2.06  $ 1.79  $ 1.67  $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)         415     407     377     249
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.56  $ 1.51  $ 1.38  $ 1.00
Accumulation unit value at end of period                                     $ 1.67  $ 1.56  $ 1.51  $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)         304     258     237     132
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.52  $ 1.39  $ 1.26  $ 1.00
Accumulation unit value at end of period                                     $ 1.77  $ 1.52  $ 1.39  $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)       4,678   4,175   4,271   2,556
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                               $ 1.70  $ 1.56  $ 1.34  $ 1.00
Accumulation unit value at end of period                                     $ 2.03  $ 1.70  $ 1.56  $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)         551     582     494     287
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.11  $ 1.16  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.23  $ 1.11  $ 1.16      --
Number of accumulation units outstanding at end of period (000 omitted)       1,940   1,079     474      --
-----------------------------------------------------------------------------------------------------------



100 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.12  $ 1.00      --
Accumulation unit value at end of period                                 $ 1.44  $ 1.20  $ 1.12      --
Number of accumulation units outstanding at end of period (000 omitted)      24      16      16      --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.20  $ 1.00      --
Accumulation unit value at end of period                                 $ 1.52  $ 1.33  $ 1.20      --
Number of accumulation units outstanding at end of period (000 omitted)   1,418     863     435      --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.32  $ 1.23  $ 1.00
Accumulation unit value at end of period                                 $ 1.43  $ 1.35  $ 1.32  $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)     216     205     197      87
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.40  $ 1.34  $ 1.00
Accumulation unit value at end of period                                 $ 1.61  $ 1.45  $ 1.40  $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)      78      79     116      49
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.28  $ 1.17  $ 1.00
Accumulation unit value at end of period                                 $ 1.42  $ 1.29  $ 1.28  $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)   3,622   3,293   3,031   1,127
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.96  $ 1.71  $ 1.34  $ 1.00
Accumulation unit value at end of period                                 $ 2.53  $ 1.96  $ 1.71  $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)      99     190     174      48
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.42  $ 1.37  $ 1.31  $ 1.00
Accumulation unit value at end of period                                 $ 1.50  $ 1.42  $ 1.37  $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)   1,484   1,669   1,265     187
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.92  $ 1.71  $ 1.46  $ 1.00
Accumulation unit value at end of period                                 $ 2.22  $ 1.92  $ 1.71  $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)     307     237     201      56
-------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.30  $ 1.29  $ 1.20  $ 1.00
Accumulation unit value at end of period                                 $ 1.39  $ 1.30  $ 1.29  $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)     315     404     484     274
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.83  $ 1.69  $ 1.44  $ 1.00
Accumulation unit value at end of period                                 $ 2.06  $ 1.83  $ 1.69  $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)     301     404     435     155
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.23  $ 1.22  $ 1.14  $ 1.00
Accumulation unit value at end of period                                 $ 1.30  $ 1.23  $ 1.22  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)   5,107   3,886   3,250   1,732
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.46  $ 1.41  $ 1.29  $ 1.00
Accumulation unit value at end of period                                 $ 1.67  $ 1.46  $ 1.41  $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)     100     106     102      86
-------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.40  $ 1.25  $ 1.19  $ 1.00
Accumulation unit value at end of period                                 $ 1.41  $ 1.40  $ 1.25  $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)     132     125      93      30
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.70  $ 1.54  $ 1.35  $ 1.00
Accumulation unit value at end of period                                 $ 2.14  $ 1.70  $ 1.54  $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)     434     492     469     199
-------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 101

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                      2006     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.39   $ 1.34   $ 1.27   $ 1.00
Accumulation unit value at end of period                                                $ 1.52   $ 1.39   $ 1.34   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                      7        7        7        7
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.25   $ 1.18   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.44   $ 1.25   $ 1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                    252       14       --       --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.71   $ 1.55   $ 1.33   $ 1.00
Accumulation unit value at end of period                                                $ 1.78   $ 1.71   $ 1.55   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                     14       15       14       11
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 0.99   $ 0.98   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                $ 1.02   $ 0.99   $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                  3,193      568      568    1,098
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.06   $ 1.06   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                $ 1.09   $ 1.06   $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                  3,371    1,113    1,080      392
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.88   $ 1.69   $ 1.45   $ 1.00
Accumulation unit value at end of period                                                $ 2.22   $ 1.88   $ 1.69   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                  1,840      959      443      208
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.54   $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                                $ 2.03   $ 1.54   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                    816      668      383       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(5/1/2006)
Accumulation unit value at beginning of period                                          $ 1.00       --       --       --
Accumulation unit value at end of period                                                $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                  1,533       --       --       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.39   $ 1.30   $ 1.22   $ 1.00
Accumulation unit value at end of period                                                $ 1.52   $ 1.39   $ 1.30   $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                     26       28       22       14
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.11   $ 1.08   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.21   $ 1.11   $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                    456      161       20       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                          $ 1.12   $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.19   $ 1.12   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                    549       10       10       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.28   $ 1.14   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.56   $ 1.28   $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                     --       --       --       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.10   $ 1.05   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.25   $ 1.10   $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                  2,461    2,259    1,547       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.13   $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.33   $ 1.13   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                     15       16       16       --
-------------------------------------------------------------------------------------------------------------------------



102 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                      2006     2005     2004     2003
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.47   $ 1.35   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                $ 1.44   $ 1.47   $ 1.35   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                    159      171      135        3
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.44   $ 1.40   $ 1.29   $ 1.00
Accumulation unit value at end of period                                                $ 1.63   $ 1.44   $ 1.40   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                    658      702      731      508
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                          $ 1.09   $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                $ 1.24   $ 1.09   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                     15        8       --       --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 0.99   $ 0.99   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                $ 1.01   $ 0.99   $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                  1,370    1,541    1,552    1,170
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.72   $ 1.65   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                $ 2.04   $ 1.72   $ 1.65   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                    944      947      581       99
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.23   $ 1.26   $ 1.20   $ 1.00
Accumulation unit value at end of period                                                $ 1.34   $ 1.23   $ 1.26   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                    370      348      218       99
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.86   $ 1.68   $ 1.43   $ 1.00
Accumulation unit value at end of period                                                $ 2.28   $ 1.86   $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                     31       --       --       --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON APRIL 30, 2007.
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.04   $ 1.03   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                $ 1.06   $ 1.04   $ 1.03   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                     76       81       81       79
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON APRIL 30, 2007.
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.55   $ 1.44   $ 1.28   $ 1.00
Accumulation unit value at end of period                                                $ 1.77   $ 1.55   $ 1.44   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                    183       78       77       66
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.47   $ 1.44   $ 1.27   $ 1.00
Accumulation unit value at end of period                                                $ 1.77   $ 1.47   $ 1.44   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                    150      151      146       68
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.69   $ 1.51   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                $ 1.85   $ 1.69   $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                     17       18       13       13
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.89   $ 1.71   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                $ 2.16   $ 1.89   $ 1.71   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                    210      179      132       53
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                          $ 1.55   $ 1.51   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                $ 1.77   $ 1.55   $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                  3,854    2,940    1,561      157
-------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 103

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                      2006     2005     2004     2003
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES
(1/29/2003)
Accumulation unit value at beginning of period                                           $1.57    $1.45    $1.29   $1.00
Accumulation unit value at end of period                                                 $1.79    $1.57    $1.45   $1.29
Number of accumulation units outstanding at end of period (000 omitted)                    226      197      192     117
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $2.20    $1.91    $1.42   $1.00
Accumulation unit value at end of period                                                 $2.99    $2.20    $1.91   $1.42
Number of accumulation units outstanding at end of period (000 omitted)                     45       47       49      29
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $1.58    $1.38    $1.00      --
Accumulation unit value at end of period                                                 $2.14    $1.58    $1.38      --
Number of accumulation units outstanding at end of period (000 omitted)                     89      102       44      --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                           $1.44    $1.20    $1.00      --
Accumulation unit value at end of period                                                 $1.94    $1.44    $1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                    601      413      214      --
------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                           $1.27    $1.15    $1.00      --
Accumulation unit value at end of period                                                 $1.34    $1.27    $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                    727      609      300      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.12    $1.08    $1.00      --
Accumulation unit value at end of period                                                 $1.23    $1.12    $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                     --       --       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.10    $1.08    $1.00      --
Accumulation unit value at end of period                                                 $1.32    $1.10    $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                     --       --       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.12    $1.08    $1.00      --
Accumulation unit value at end of period                                                 $1.31    $1.12    $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                     27       28       17      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.20    $1.11    $1.00      --
Accumulation unit value at end of period                                                 $1.42    $1.20    $1.11      --
Number of accumulation units outstanding at end of period (000 omitted)                     19       --       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.02    $1.06    $1.00      --
Accumulation unit value at end of period                                                 $1.16    $1.02    $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                     19       --       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.07    $1.03    $1.00      --
Accumulation unit value at end of period                                                 $1.08    $1.07    $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                    148       93       17      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.01    $1.00    $1.00      --
Accumulation unit value at end of period                                                 $1.03    $1.01    $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                      5        4       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.11    $1.06    $1.00      --
Accumulation unit value at end of period                                                 $1.34    $1.11    $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                      5       --       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $1.04    $1.03    $1.00      --
Accumulation unit value at end of period                                                 $1.06    $1.04    $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                    639       80       --      --
------------------------------------------------------------------------------------------------------------------------



104 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002     2001    2000
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.41  $ 1.36  $ 1.25  $ 0.95  $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.57  $ 1.41  $ 1.36  $ 1.25  $ 0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)      111     124     123      83      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.67  $ 0.63  $ 0.60  $ 0.47  $ 0.63  $  0.83  $ 1.00
Accumulation unit value at end of period                                  $ 0.70  $ 0.67  $ 0.63  $ 0.60  $ 0.47  $  0.63  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)    2,777   3,612   4,617   5,063   5,490   10,247   8,641
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.12  $ 1.05  $ 1.00  $ 0.79  $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.17  $ 1.12  $ 1.05  $ 1.00  $ 0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,208     192     121      18      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.11  $ 1.03  $ 0.90  $ 0.68  $ 0.88  $  0.97  $ 1.00
Accumulation unit value at end of period                                  $ 1.27  $ 1.11  $ 1.03  $ 0.90  $ 0.68  $  0.88  $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)    1,099   1,197   1,399   1,743   1,419    3,126   3,627
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.53  $ 1.42  $ 1.25  $ 0.94  $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.75  $ 1.53  $ 1.42  $ 1.25  $ 0.94       --      --
Number of accumulation units outstanding at end of period (000 omitted)      117     119      52      11      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --      --       --      --
Accumulation unit value at end of period                                  $ 1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,734      --      --      --      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --      --       --      --
Accumulation unit value at end of period                                  $ 1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --      --       --      --
Accumulation unit value at end of period                                  $ 1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.26  $ 1.23  $ 1.15  $ 1.00      --       --      --
Accumulation unit value at end of period                                  $ 1.38  $ 1.26  $ 1.23  $ 1.15      --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       11      11      11      --      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.44  $ 0.43  $ 0.41  $ 0.29  $ 0.51  $  0.70  $ 1.00
Accumulation unit value at end of period                                  $ 0.47  $ 0.44  $ 0.43  $ 0.41  $ 0.29  $  0.51  $ 0.70
Number of accumulation units outstanding at end of period (000 omitted)    2,665   2,981   3,267   3,866   3,655    6,380   9,543
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.40  $ 1.36  $ 1.24  $ 0.95  $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.61  $ 1.40  $ 1.36  $ 1.24  $ 0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)      227     230      79      20       1       --      --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.37  $ 1.20  $ 1.00      --      --       --      --
Accumulation unit value at end of period                                  $ 1.82  $ 1.37  $ 1.20      --      --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,166   1,624     627      --      --       --      --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.70  $ 0.62  $ 0.58  $ 0.48  $ 0.70  $  0.86  $ 1.00
Accumulation unit value at end of period                                  $ 0.68  $ 0.70  $ 0.62  $ 0.58  $ 0.48  $  0.70  $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)    3,220   3,655   3,938   4,901   4,631    7,466   9,298
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
(CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.28  $ 1.27  $ 1.25  $ 1.23  $ 1.16  $  1.09  $ 1.00
Accumulation unit value at end of period                                  $ 1.30  $ 1.28  $ 1.27  $ 1.25  $ 1.23  $  1.16  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      862     889     920     966   1,192    1,123     319
---------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 105

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002   2001    2000
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.05  $ 1.00      --     --      --      --
Accumulation unit value at end of period                                  $ 1.05  $ 1.05  $ 1.05      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,934   2,335     799      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --      --      --
Accumulation unit value at end of period                                  $ 1.08      --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --      --      --
Accumulation unit value at end of period                                  $ 0.96      --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      178      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13  $ 1.09  $ 1.00      --     --      --      --
Accumulation unit value at end of period                                  $ 1.31  $ 1.13  $ 1.09      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       87      91      41      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.44  $ 1.42  $ 1.15  $ 0.89  $1.06  $ 0.96  $ 1.00
Accumulation unit value at end of period                                  $ 1.64  $ 1.44  $ 1.42  $ 1.15  $0.89  $ 1.06  $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)      820     969   1,061   1,193    624   1,044     668
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --      --      --
Accumulation unit value at end of period                                  $ 1.07      --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       40      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --      --      --
Accumulation unit value at end of period                                  $ 1.03      --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (2/11/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                            $ 0.79  $ 0.75  $ 0.67  $ 0.48  $0.69  $ 0.83  $ 1.00
Accumulation unit value at end of period                                  $ 0.79  $ 0.79  $ 0.75  $ 0.67  $0.48  $ 0.69  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)      326     342     364     530    329     852   1,637
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --      --      --
Accumulation unit value at end of period                                  $ 0.98      --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.03  $ 1.00      --     --      --      --
Accumulation unit value at end of period                                  $ 1.07  $ 1.05  $ 1.03      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      865     513     206      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES
(3/3/2003)
Accumulation unit value at beginning of period                            $ 1.37  $ 1.34  $ 1.29  $ 1.00     --      --      --
Accumulation unit value at end of period                                  $ 1.47  $ 1.37  $ 1.34  $ 1.29     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05  $ 1.03  $ 1.00      --     --      --      --
Accumulation unit value at end of period                                  $ 1.20  $ 1.05  $ 1.03      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      157     160      88      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (5/1/2006)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --     --      --      --
Accumulation unit value at end of period                                  $ 1.06      --      --      --     --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --     --      --      --
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.22  $ 1.18  $ 1.13  $ 1.00  $1.00      --      --
Accumulation unit value at end of period                                  $ 1.32  $ 1.22  $ 1.18  $ 1.13  $1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)        7       7       7       7     --      --      --
-------------------------------------------------------------------------------------------------------------------------------



106 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.09  $ 1.08  $ 1.06  $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.11  $ 1.09  $ 1.08  $ 1.06  $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)      298     307     329     310      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.40  $ 1.31  $ 1.22  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.55  $ 1.40  $ 1.31  $ 1.22  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      124     147      89      90      21      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.57  $ 1.50  $ 1.34  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.71  $ 1.57  $ 1.50  $ 1.34  $ 0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)       15      19      16      14      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.28  $ 1.28  $ 1.20  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.37  $ 1.28  $ 1.28  $ 1.20  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)      167     170     181     123      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.60  $ 1.40  $ 1.20  $ 0.93  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.93  $ 1.60  $ 1.40  $ 1.20  $ 0.93      --      --
Number of accumulation units outstanding at end of period (000 omitted)      166     163     169     123      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.42  $ 1.39  $ 1.32  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.48  $ 1.42  $ 1.39  $ 1.32  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)       71      83      82      65       3      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.56  $ 1.43  $ 1.21  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.86  $ 1.56  $ 1.43  $ 1.21  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)      106      99      78      55       2      --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.29  $ 1.32  $ 1.24  $ 1.08  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.34  $ 1.29  $ 1.32  $ 1.24  $ 1.08      --      --
Number of accumulation units outstanding at end of period (000 omitted)      118     119      95      76      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.13  $ 1.09  $ 1.05  $ 0.91  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.24  $ 1.13  $ 1.09  $ 1.05  $ 0.91      --      --
Number of accumulation units outstanding at end of period (000 omitted)        9      14      14      15       3      --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.58  $ 1.38  $ 1.22  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.74  $ 1.58  $ 1.38  $ 1.22  $ 0.97      --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,502   3,396   1,696     275      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2
(3/3/2003)
Accumulation unit value at beginning of period                            $ 1.51  $ 1.27  $ 1.27  $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.69  $ 1.51  $ 1.27  $ 1.27      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.00  $ 0.94  $ 0.91  $ 0.74  $ 0.91  $ 1.01  $ 1.00
Accumulation unit value at end of period                                  $ 1.11  $ 1.00  $ 0.94  $ 0.91  $ 0.74  $ 0.91  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)    3,548   3,902   4,085   3,720   3,068   2,950   2,250
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.12  $ 1.06  $ 1.02  $ 0.85  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.24  $ 1.12  $ 1.06  $ 1.02  $ 0.85      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.00  $ 0.96  $ 0.95  $ 0.73  $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.04  $ 1.00  $ 0.96  $ 0.95  $ 0.73      --      --
Number of accumulation units outstanding at end of period (000 omitted)       64      46      70      50      --      --      --
--------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 107

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003     2002   2001     2000
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.31  $ 1.30  $ 1.21  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 1.43  $ 1.31  $ 1.30  $ 1.21      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --       --
Accumulation unit value at end of period                                 $ 1.04      --      --      --      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      20      --      --      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.88  $ 1.61  $ 1.31  $ 0.96  $ 1.09  $ 1.14  $  1.00
Accumulation unit value at end of period                                 $ 2.08  $ 1.88  $ 1.61  $ 1.31  $ 0.96  $ 1.09  $  1.14
Number of accumulation units outstanding at end of period (000 omitted)   3,539   3,997   4,551   5,037   5,481   7,878   10,072
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.73  $ 1.49  $ 1.21  $ 0.89  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.91  $ 1.73  $ 1.49  $ 1.21  $ 0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)   1,005     665     299     170      27      --       --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.89  $ 0.76  $ 0.68  $ 0.48  $ 0.62  $ 0.80  $  1.00
Accumulation unit value at end of period                                 $ 1.04  $ 0.89  $ 0.76  $ 0.68  $ 0.48  $ 0.62  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)   1,079   1,172   1,219   1,060   3,767     933    1,064
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.90  $ 1.63  $ 1.46  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 2.21  $ 1.90  $ 1.63  $ 1.46      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)     972     880     422      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.39  $ 1.39  $ 1.24  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 1.61  $ 1.39  $ 1.39  $ 1.24      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      41      41      21      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(2/11/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $ 2.72  $ 2.44  $ 1.88  $ 1.41  $ 1.40  $ 1.32  $  1.00
Accumulation unit value at end of period                                 $ 3.23  $ 2.72  $ 2.44  $ 1.88  $ 1.41  $ 1.40  $  1.32
Number of accumulation units outstanding at end of period (000 omitted)     910     960     841     925     967     685      269
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --       --
Accumulation unit value at end of period                                 $ 1.07      --      --      --      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.49  $ 1.39  $ 1.14  $ 0.88  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.71  $ 1.49  $ 1.39  $ 1.14  $ 0.88      --       --
Number of accumulation units outstanding at end of period (000 omitted)      69      65      70      52      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(3/1/2002)
Accumulation unit value at beginning of period                           $ 1.15  $ 1.12  $ 1.02  $ 0.75  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.23  $ 1.15  $ 1.12  $ 1.02  $ 0.75      --       --
Number of accumulation units outstanding at end of period (000 omitted)     122     130     142      94      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.62  $ 1.48  $ 1.34  $ 1.09  $ 1.25  $ 1.19  $  1.00
Accumulation unit value at end of period                                 $ 1.88  $ 1.62  $ 1.48  $ 1.34  $ 1.09  $ 1.25  $  1.19
Number of accumulation units outstanding at end of period (000 omitted)   2,313   2,432   2,461   1,354     690     473       79
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.38  $ 1.27  $ 1.09  $ 0.84  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.64  $ 1.38  $ 1.27  $ 1.09  $ 0.84      --       --
Number of accumulation units outstanding at end of period (000 omitted)     909     892     833     387     330      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.16  $ 1.00      --      --      --       --
Accumulation unit value at end of period                                 $ 1.23  $ 1.11  $ 1.16      --      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   1,894     871     313      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------



108 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001     2000
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --       --
Accumulation unit value at end of period                                 $ 1.10      --      --      --      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES
(2/11/2000)
Accumulation unit value at beginning of period                           $ 0.79  $ 0.78  $ 0.72  $ 0.59  $ 0.80  $ 0.95  $  1.00
Accumulation unit value at end of period                                 $ 0.84  $ 0.79  $ 0.78  $ 0.72  $ 0.59  $ 0.80  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)     790     986   1,121   1,066   1,135   1,090    1,157
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL
SHARES (2/11/2000)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $ 0.87  $ 0.78  $ 0.69  $ 0.52  $ 0.65  $ 0.85  $  1.00
Accumulation unit value at end of period                                 $ 1.04  $ 0.87  $ 0.78  $ 0.69  $ 0.52  $ 0.65  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)     483     630     618     735     634     630      621
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.83  $ 1.65  $ 1.33  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 2.09  $ 1.83  $ 1.65  $ 1.33      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   1,436     949     393      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(2/11/2000)
Accumulation unit value at beginning of period                           $ 0.94  $ 0.90  $ 0.79  $ 0.62  $ 0.81  $ 0.94  $  1.00
Accumulation unit value at end of period                                 $ 1.05  $ 0.94  $ 0.90  $ 0.79  $ 0.62  $ 0.81  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)     888     880     911     741     666   1,747    1,910
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(5/1/2000)
Accumulation unit value at beginning of period                           $ 0.38  $ 0.35  $ 0.35  $ 0.24  $ 0.42  $ 0.68  $  1.00
Accumulation unit value at end of period                                 $ 0.41  $ 0.38  $ 0.35  $ 0.35  $ 0.24  $ 0.42  $  0.68
Number of accumulation units outstanding at end of period (000 omitted)     653     960   1,339   2,256   1,352   2,516    3,873
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(2/11/2000)
Accumulation unit value at beginning of period                           $ 0.80  $ 0.62  $ 0.53  $ 0.40  $ 0.55  $ 0.73  $  1.00
Accumulation unit value at end of period                                 $ 1.16  $ 0.80  $ 0.62  $ 0.53  $ 0.40  $ 0.55  $  0.73
Number of accumulation units outstanding at end of period (000 omitted)   2,778   2,877   3,282   4,438   4,904   7,177    7,309
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES
(2/11/2000)
Accumulation unit value at beginning of period                           $ 0.58  $ 0.57  $ 0.56  $ 0.43  $ 0.60  $ 0.81  $  1.00
Accumulation unit value at end of period                                 $ 0.64  $ 0.58  $ 0.57  $ 0.56  $ 0.43  $ 0.60  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)   3,179   3,654   4,012   5,078   5,747   8,149   12,345
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES
(2/11/2000)
Accumulation unit value at beginning of period                           $ 0.43  $ 0.39  $ 0.33  $ 0.25  $ 0.35  $ 0.58  $  1.00
Accumulation unit value at end of period                                 $ 0.48  $ 0.43  $ 0.39  $ 0.33  $ 0.25  $ 0.35  $  0.58
Number of accumulation units outstanding at end of period (000 omitted)   2,068   2,545   3,020   3,748   3,767   5,754    8,739
--------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.81  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $ 0.93  $  1.00
Accumulation unit value at end of period                                 $ 0.93  $ 0.81  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)     753   1,022   1,124   1,065     952   1,041      696
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES
(2/11/2000)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.09  $ 0.99  $ 0.81  $ 0.98  $ 1.08  $  1.00
Accumulation unit value at end of period                                 $ 1.28  $ 1.11  $ 1.09  $ 0.99  $ 0.81  $ 0.98  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)     222     267     271     193     147      63       70
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
(2/11/2000)
Accumulation unit value at beginning of period                           $ 0.97  $ 0.89  $ 0.79  $ 0.62  $ 0.71  $ 0.95  $  1.00
Accumulation unit value at end of period                                 $ 1.17  $ 0.97  $ 0.89  $ 0.79  $ 0.62  $ 0.71  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)     388     441     430     427     281     201      101
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.32  $ 1.23  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 1.43  $ 1.35  $ 1.32  $ 1.23      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 109

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001     2000
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.37  $ 1.25  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 1.61  $ 1.45  $ 1.37  $ 1.25      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.10  $ 1.04  $ 0.95  $ 0.80  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.22  $ 1.10  $ 1.04  $ 0.95  $ 0.80      --       --
Number of accumulation units outstanding at end of period (000 omitted)      10       8       8      --      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.79  $ 0.76  $ 0.73  $ 0.55  $ 0.82  $ 0.88   $ 1.00
Accumulation unit value at end of period                                 $ 0.88  $ 0.79  $ 0.76  $ 0.73  $ 0.55  $ 0.82   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)   1,889   2,075   2,485   5,133   4,295   9,128    5,110
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.01  $ 0.96  $ 0.73  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.16  $ 1.04  $ 1.01  $ 0.96  $ 0.73      --       --
Number of accumulation units outstanding at end of period (000 omitted)      13      14      13      13      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.81  $ 0.76  $ 0.67  $ 0.55  $ 0.73  $ 0.95   $ 1.00
Accumulation unit value at end of period                                 $ 0.88  $ 0.81  $ 0.76  $ 0.67  $ 0.55  $ 0.73   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   1,789   2,180   2,940   2,362   2,675   3,850    2,978
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.17  $ 1.16  $ 1.06  $ 0.93  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.28  $ 1.17  $ 1.16  $ 1.06  $ 0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)   1,316   1,434   1,589   1,453       6      --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.10  $ 0.96  $ 0.75  $ 0.56  $ 0.73  $ 0.98   $ 1.00
Accumulation unit value at end of period                                 $ 1.42  $ 1.10  $ 0.96  $ 0.75  $ 0.56  $ 0.73   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)   1,351   1,659   1,728   1,521   2,042   2,469    3,551
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.62  $ 1.41  $ 1.11  $ 0.85  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 2.09  $ 1.62  $ 1.41  $ 1.11  $ 0.85      --       --
Number of accumulation units outstanding at end of period (000 omitted)      74      64      56      34      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.34  $ 1.30  $ 1.24  $ 0.97  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.42  $ 1.34  $ 1.30  $ 1.24  $ 0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)     330     328     322     165      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.71  $ 1.52  $ 1.30  $ 0.93  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.97  $ 1.71  $ 1.52  $ 1.30  $ 0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)     197     168      54      13       9      --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.19  $ 1.11  $ 1.00      --      --       --
Accumulation unit value at end of period                                 $ 1.29  $ 1.20  $ 1.19  $ 1.11      --      --       --
Number of accumulation units outstanding at end of period (000 omitted)       4       4      16      14      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.71  $ 1.58  $ 1.35  $ 0.95  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.93  $ 1.71  $ 1.58  $ 1.35  $ 0.95      --       --
Number of accumulation units outstanding at end of period (000 omitted)      95     102     106      81      13      --       --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.21  $ 1.20  $ 1.12  $ 1.04  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.27  $ 1.21  $ 1.20  $ 1.12  $ 1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)   2,715   1,678     741     108      --      --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.13  $ 1.09  $ 1.00  $ 0.81  $ 1.00      --       --
Accumulation unit value at end of period                                 $ 1.29  $ 1.13  $ 1.09  $ 1.00  $ 0.81      --       --
Number of accumulation units outstanding at end of period (000 omitted)      33      35      37      39      --      --       --
--------------------------------------------------------------------------------------------------------------------------------



110 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002      2001     2000
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.20  $ 1.13  $ 0.97  $  1.00       --       --
Accumulation unit value at end of period                                 $ 1.35  $ 1.33  $ 1.20  $ 1.13  $  0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)      75      56      44      28       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.11  $ 1.08  $ 1.05  $  1.00       --       --
Accumulation unit value at end of period                                 $ 1.15  $ 1.11  $ 1.11  $ 1.08  $  1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)      --       2       2      16       16       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.22  $ 1.07  $ 0.85  $  1.00       --       --
Accumulation unit value at end of period                                 $ 1.70  $ 1.35  $ 1.22  $ 1.07  $  0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)      67      82      83      77        7       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.39  $ 1.34  $ 1.27  $ 1.00       --       --       --
Accumulation unit value at end of period                                 $ 1.52  $ 1.39  $ 1.34  $ 1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.18  $ 1.00      --       --       --       --
Accumulation unit value at end of period                                 $ 1.44  $ 1.25  $ 1.18      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)     388      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.14  $ 0.97  $ 0.74  $  1.00       --       --
Accumulation unit value at end of period                                 $ 1.30  $ 1.25  $ 1.14  $ 0.97  $  0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.97  $ 0.94  $ 0.88  $ 0.74  $  0.86  $  0.98  $  1.00
Accumulation unit value at end of period                                 $ 1.09  $ 0.97  $ 0.94  $ 0.88  $  0.74  $  0.86  $  0.98
Number of accumulation units outstanding at end of period (000 omitted)   1,534   1,393   1,424   1,263      915      851      613
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.03  $ 1.02  $ 1.03  $ 1.04  $  1.05  $  1.03  $  1.00
Accumulation unit value at end of period                                 $ 1.06  $ 1.03  $ 1.02  $ 1.03  $  1.04  $  1.05  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)   4,258   5,054   5,813   9,032   12,876   11,399   11,511
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.21  $ 1.20  $ 1.17  $ 1.14  $  1.09  $  1.03  $  1.00
Accumulation unit value at end of period                                 $ 1.24  $ 1.21  $ 1.20  $ 1.17  $  1.14  $  1.09  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)   1,279   1,145   1,267     849      894    1,363      688
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(2/11/2000)
Accumulation unit value at beginning of period                           $ 1.55  $ 1.39  $ 1.19  $ 0.86  $  1.08  $  1.07  $  1.00
Accumulation unit value at end of period                                 $ 1.83  $ 1.55  $ 1.39  $ 1.19  $  0.86  $  1.08  $  1.07
Number of accumulation units outstanding at end of period (000 omitted)   3,425   2,161     854     518      179      367       52
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.54  $ 1.17  $ 1.00      --       --       --       --
Accumulation unit value at end of period                                 $ 2.03  $ 1.54  $ 1.17      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)   1,102     882     424      --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --       --       --       --
Accumulation unit value at end of period                                 $ 1.03      --      --      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)   1,612      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.52  $ 0.49  $ 0.46  $ 0.38  $  0.52  $  0.77  $  1.00
Accumulation unit value at end of period                                 $ 0.57  $ 0.52  $ 0.49  $ 0.46  $  0.38  $  0.52  $  0.77
Number of accumulation units outstanding at end of period (000 omitted)     384     703     733     539      476      546      554
----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.15  $ 1.13  $ 1.03  $ 0.83  $  0.91  $  0.88  $  1.00
Accumulation unit value at end of period                                 $ 1.26  $ 1.15  $ 1.13  $ 1.03  $  0.83  $  0.91  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)   3,559   2,355   3,591   3,747    3,634    2,458      390
----------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 111

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --     --      --      --     --
Accumulation unit value at end of period                                 $ 1.04      --      --     --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      66      --      --     --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --     --      --      --     --
Accumulation unit value at end of period                                 $ 1.06      --      --     --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --     --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.73  $ 0.69  $ 0.67  $0.52  $ 0.68  $ 0.85  $1.00
Accumulation unit value at end of period                                 $ 0.82  $ 0.73  $ 0.69  $0.67  $ 0.52  $ 0.68  $0.85
Number of accumulation units outstanding at end of period (000 omitted)   4,631   3,835   3,213    184     144     795    785
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --     --      --      --     --
Accumulation unit value at end of period                                 $ 1.10      --      --     --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --     --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.43  $ 1.32  $ 1.23  $1.02  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.40  $ 1.43  $ 1.32  $1.23  $ 1.02      --     --
Number of accumulation units outstanding at end of period (000 omitted)     281     271     202      8      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.43  $ 1.40  $ 1.29  $1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.63  $ 1.43  $ 1.40  $1.29      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     184     189     199     32      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.09  $ 1.10  $ 1.00     --      --      --     --
Accumulation unit value at end of period                                 $ 1.24  $ 1.09  $ 1.10     --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --     --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(2/11/2000)
Accumulation unit value at beginning of period                           $ 1.15  $ 1.15  $ 1.16  $1.16  $ 1.11  $ 1.06  $1.00
Accumulation unit value at end of period                                 $ 1.17  $ 1.15  $ 1.15  $1.16  $ 1.16  $ 1.11  $1.06
Number of accumulation units outstanding at end of period (000 omitted)     688     614     765    812     397     424     24
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND
(2/11/2000)
Accumulation unit value at beginning of period                           $ 1.32  $ 1.28  $ 1.09  $0.75  $ 0.92  $ 1.00  $1.00
Accumulation unit value at end of period                                 $ 1.45  $ 1.32  $ 1.28  $1.09  $ 0.75  $ 0.92  $1.00
Number of accumulation units outstanding at end of period (000 omitted)     416     516     616    743     259     474    147
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.59  $ 1.53  $ 1.30  $0.96  $ 1.00      --     --
Accumulation unit value at end of period                                 $ 1.89  $ 1.59  $ 1.53  $1.30  $ 0.96      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,525   1,501     718     23       3      --     --
-----------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 2.34  $ 2.13  $ 1.90  $1.29  $ 1.51  $ 1.18  $1.00
Accumulation unit value at end of period                                 $ 2.79  $ 2.34  $ 2.13  $1.90  $ 1.29  $ 1.51  $1.18
Number of accumulation units outstanding at end of period (000 omitted)     968   1,036   1,354    833   1,130   1,596    491
-----------------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS (2/11/2000)
Accumulation unit value at beginning of period                           $ 2.45  $ 2.29  $ 1.86  $1.34  $ 1.58  $ 1.33  $1.00
Accumulation unit value at end of period                                 $ 2.79  $ 2.45  $ 2.29  $1.86  $ 1.34  $ 1.58  $1.33
Number of accumulation units outstanding at end of period (000 omitted)     588     734     852    678     993     705    640
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.23  $ 1.26  $ 1.20  $1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.34  $ 1.23  $ 1.26  $1.20      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       4       4       4      4      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.86  $ 1.67  $ 1.43  $1.00      --      --     --
Accumulation unit value at end of period                                 $ 2.28  $ 1.86  $ 1.67  $1.43      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       2      --      --     --      --      --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
-----------------------------------------------------------------------------------------------------------------------------



112 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.07  $ 1.04  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      86      80      91      12      --      --      --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.54  $ 1.44  $ 1.28  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.76  $ 1.54  $ 1.44  $ 1.28      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      31      24       5      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.42  $ 1.26  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.75  $ 1.45  $ 1.42  $ 1.26      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      29      29      30       4      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.69  $ 1.50  $ 1.31  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.84  $ 1.69  $ 1.50  $ 1.31      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.88  $ 1.71  $ 1.40  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 2.15  $ 1.88  $ 1.71  $ 1.40      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       7       4       4       2      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                           $ 2.56  $ 2.27  $ 1.92  $ 1.37  $ 1.56  $ 1.39  $ 1.00
Accumulation unit value at end of period                                 $ 2.91  $ 2.56  $ 2.27  $ 1.92  $ 1.37  $ 1.56  $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)   1,292   1,445   1,239   1,160   1,457   1,689     785
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                           $ 1.49  $ 1.46  $ 1.26  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.70  $ 1.49  $ 1.46  $ 1.26  $ 0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)   4,082   2,752     959     110       3      --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.46  $ 1.36  $ 1.21  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 1.67  $ 1.46  $ 1.36  $ 1.21  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      11       3       3       3      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 2.01  $ 1.74  $ 1.30  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                 $ 2.73  $ 2.01  $ 1.74  $ 1.30  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      33      34      35      25      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                           $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                 $ 1.23      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (2/11/2000)
Accumulation unit value at beginning of period                           $ 0.79  $ 0.66  $ 0.52  $ 0.35  $ 0.42  $ 0.54  $ 1.00
Accumulation unit value at end of period                                 $ 1.07  $ 0.79  $ 0.66  $ 0.52  $ 0.35  $ 0.42  $ 0.54
Number of accumulation units outstanding at end of period (000 omitted)   1,113     909     895     861     813   1,918   1,867
-------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.18  $ 1.01  $ 0.72  $ 0.88  $ 0.80  $ 1.00
Accumulation unit value at end of period                                 $ 1.37  $ 1.29  $ 1.18  $ 1.01  $ 0.72  $ 0.88  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)   2,124   1,887   1,310     833     774   1,045     527
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.37  $ 1.33  $ 1.24  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.52  $ 1.37  $ 1.33  $ 1.24      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     119     119      43      43      --      --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.43  $ 1.30  $ 1.00      --      --      --
Accumulation unit value at end of period                                 $ 1.74  $ 1.45  $ 1.43  $ 1.30      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 113

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003   2002   2001   2000
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (2/11/2000)
Accumulation unit value at beginning of period                           $ 1.18  $ 1.14  $ 1.04  $0.84  $1.05  $1.13  $1.00
Accumulation unit value at end of period                                 $ 1.38  $ 1.18  $ 1.14  $1.04  $0.84  $1.05  $1.13
Number of accumulation units outstanding at end of period (000 omitted)   1,432   1,739   1,400    495    368    132     47
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.62  $ 1.50  $ 1.39  $1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.92  $ 1.62  $ 1.50  $1.39     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.33  $ 1.25  $1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.46  $ 1.28  $ 1.33  $1.25     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.37  $ 1.32  $ 1.30  $1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.38  $ 1.37  $ 1.32  $1.30     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,057   2,332     620     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 0.99  $ 0.98  $ 0.99  $1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.02  $ 0.99  $ 0.98  $0.99     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      85      48      75     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.75  $ 1.67  $ 1.49  $1.00     --     --     --
Accumulation unit value at end of period                                 $ 2.11  $ 1.75  $ 1.67  $1.49     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.04  $ 1.01  $1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.07  $ 1.04  $ 1.04  $1.01     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   4,299   1,431     508     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



114 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.52  $ 1.47  $ 1.35  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.69  $ 1.52  $ 1.47  $1.35     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,368   1,471   1,173    333     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                             $ 0.60  $ 0.56  $ 0.54  $0.42  $0.57  $0.75  $1.00
Accumulation unit value at end of period                                   $ 0.63  $ 0.60  $ 0.56  $0.54  $0.42  $0.57  $0.75
Number of accumulation units outstanding at end of period (000 omitted)       241     320     416    470    489    494    149
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.45  $ 1.36  $ 1.30  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.52  $ 1.45  $ 1.36  $1.30     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       514      32      36     20     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.65  $ 1.54  $ 1.36  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.89  $ 1.65  $ 1.54  $1.36     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        40      37      46     36     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.08      --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       304      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.08      --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        28      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.14  $ 1.08  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.24  $ 1.14  $ 1.08     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       338     380     266     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.26  $ 1.23  $ 1.15  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.38  $ 1.26  $ 1.23  $1.15     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        17       3       1     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.48  $ 1.45  $ 1.41  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.58  $ 1.48  $ 1.45  $1.41     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       112     156     158     63     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.49  $ 1.45  $ 1.32  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.71  $ 1.49  $ 1.45  $1.32     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       530     616     622    246     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.37  $ 1.20  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.82  $ 1.37  $ 1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,029   2,119     537     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.50  $ 1.33  $ 1.24  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.46  $ 1.50  $ 1.33  $1.24     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       171     177     187    127     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.05  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.05  $ 1.05  $ 1.05     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     5,498   4,472   1,212     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.24  $ 1.12  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.53  $ 1.24  $ 1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 115

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.07  $ 1.06  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.01  $ 1.07  $ 1.06     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     4,396   1,978     814     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.12  $ 1.09  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.31  $ 1.12  $ 1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period                                   $ 1.07      --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,474      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.21  $ 1.17  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.42  $ 1.21  $ 1.17     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         5       5       5     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.21  $ 1.13  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.28  $ 1.21  $ 1.13     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.03  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.07  $ 1.05  $ 1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,433     740     249     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                             $ 0.63  $ 0.62  $ 0.59  $0.48  $0.68  $0.90  $1.00
Accumulation unit value at end of period                                   $ 0.68  $ 0.63  $ 0.62  $0.59  $0.48  $0.68  $0.90
Number of accumulation units outstanding at end of period (000 omitted)        54      77     109    119    156    191     71
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.03  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.20  $ 1.05  $ 1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.25  $ 1.14  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                   $ 1.51  $ 1.25  $ 1.14     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         7      --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.24  $ 1.20  $ 1.15  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.34  $ 1.24  $ 1.20  $1.15     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       243     283     305    233     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.04  $ 1.02  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.07  $ 1.05  $ 1.04  $1.02     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,257   1,307   1,090    742     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.50  $ 1.40  $ 1.31  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.66  $ 1.50  $ 1.40  $1.31     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       600     571     397    293     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.63  $ 1.56  $ 1.39  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.77  $ 1.63  $ 1.56  $1.39     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       119     160     136    101     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.22  $ 1.22  $ 1.15  $1.00     --     --     --
Accumulation unit value at end of period                                   $ 1.30  $ 1.22  $ 1.22  $1.15     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       492     544     441    362     --     --     --
-----------------------------------------------------------------------------------------------------------------------------



116 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003    2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.79  $ 1.57  $ 1.34  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  2.16  $ 1.79  $ 1.57  $ 1.34     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      387     352     320     216     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.50  $ 1.48  $ 1.40  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  1.56  $ 1.50  $ 1.48  $ 1.40     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      283     298     336     232     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.68  $ 1.55  $ 1.31  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  2.01  $ 1.68  $ 1.55  $ 1.31     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      559     612     637     390     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.17  $ 1.20  $ 1.13  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  1.22  $ 1.17  $ 1.20  $ 1.13     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,306   1,319   1,205     654     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.69  $ 1.47  $ 1.30  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  1.85  $ 1.69  $ 1.47  $ 1.30     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   10,355   6,755   4,083   1,989     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2
(5/1/2001)
Accumulation unit value at beginning of period                           $  1.26  $ 1.06  $ 1.06  $ 0.86  $0.95  $1.00     --
Accumulation unit value at end of period                                 $  1.41  $ 1.26  $ 1.06  $ 1.06  $0.86  $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)        1       1       1       1     10      3     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.41  $ 1.36  $ 1.34  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  1.48  $ 1.41  $ 1.36  $ 1.34     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      130     161     199     141     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $  1.25  $ 1.24  $ 1.15  $ 0.92  $0.91  $1.00     --
Accumulation unit value at end of period                                 $  1.36  $ 1.25  $ 1.24  $ 1.15  $0.92  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)       22      22      22      26     13     13     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                           $  1.03  $ 1.03  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.06  $ 1.03  $ 1.03      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,468   1,893     708      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $  1.82  $ 1.57  $ 1.28  $ 0.94  $1.06  $1.00     --
Accumulation unit value at end of period                                 $  2.01  $ 1.82  $ 1.57  $ 1.28  $0.94  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)    1,985   1,376   1,002     621     42      8     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $  1.90  $ 1.63  $ 1.46  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $  2.20  $ 1.90  $ 1.63  $ 1.46     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      921     814     375       6     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $  1.39  $ 1.39  $ 1.24  $ 0.96  $0.98  $0.99  $1.00
Accumulation unit value at end of period                                 $  1.62  $ 1.39  $ 1.39  $ 1.24  $0.96  $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)      401     503     448     360    343    285    177
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $  2.43  $ 2.18  $ 1.68  $ 1.26  $1.25  $1.18  $1.00
Accumulation unit value at end of period                                 $  2.88  $ 2.43  $ 2.18  $ 1.68  $1.26  $1.25  $1.18
Number of accumulation units outstanding at end of period (000 omitted)      143     179     154      90     58     11      2
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $  1.11  $ 1.09  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.28  $ 1.11  $ 1.09      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       16      12      11      --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 117

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.34  $ 1.25  $ 1.03  $ 0.79  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.54  $ 1.34  $ 1.25  $ 1.03  $0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)     446     450     471     247      4     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.54  $ 0.52  $ 0.48  $ 0.35  $0.50  $0.60  $1.00
Accumulation unit value at end of period                                 $ 0.58  $ 0.54  $ 0.52  $ 0.48  $0.35  $0.50  $0.60
Number of accumulation units outstanding at end of period (000 omitted)     901   1,089   1,247     982    331    348    258
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.51  $ 1.38  $ 1.25  $ 1.02  $1.17  $1.11  $1.00
Accumulation unit value at end of period                                 $ 1.75  $ 1.51  $ 1.38  $ 1.25  $1.02  $1.17  $1.11
Number of accumulation units outstanding at end of period (000 omitted)   5,961   5,530   5,447   3,579    123     41      3
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.69  $ 1.56  $ 1.34  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 2.02  $ 1.69  $ 1.56  $ 1.34     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     509     481     404     261     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.11  $ 1.16  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.23  $ 1.11  $ 1.16      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,467   1,682     454      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.12  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.44  $ 1.20  $ 1.12      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     154     153     127      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $ 2.53  $ 2.28  $ 1.84  $ 1.46  $1.56  $1.41  $1.00
Accumulation unit value at end of period                                 $ 2.89  $ 2.53  $ 2.28  $ 1.84  $1.46  $1.56  $1.41
Number of accumulation units outstanding at end of period (000 omitted)   1,605     937     431     147    125    110     37
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                           $ 0.92  $ 0.88  $ 0.78  $ 0.61  $0.79  $0.91  $1.00
Accumulation unit value at end of period                                 $ 1.02  $ 0.92  $ 0.88  $ 0.78  $0.61  $0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)     122     171     282     210    204    212    144
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.35  $ 1.32  $ 1.23  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.42  $ 1.35  $ 1.32  $ 1.23     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      39      35      75      75     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.91  $ 0.86  $ 0.79  $ 0.65  $0.84  $1.02  $1.00
Accumulation unit value at end of period                                 $ 1.01  $ 0.91  $ 0.86  $ 0.79  $0.65  $0.84  $1.02
Number of accumulation units outstanding at end of period (000 omitted)      44      49      54      60     68     87     57
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.40  $ 1.34  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.60  $ 1.44  $ 1.40  $ 1.34     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     110     115     142     117     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.28  $ 1.17  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.41  $ 1.29  $ 1.28  $ 1.17     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,276   3,166   3,185   2,107     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.94  $ 0.82  $ 0.64  $ 0.48  $0.63  $0.85  $1.00
Accumulation unit value at end of period                                 $ 1.22  $ 0.94  $ 0.82  $ 0.64  $0.48  $0.63  $0.85
Number of accumulation units outstanding at end of period (000 omitted)     193     290     358     415    453    567    366
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.91  $ 1.67  $ 1.30  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 2.46  $ 1.91  $ 1.67  $ 1.30     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     146     126     111      59     --     --     --
-----------------------------------------------------------------------------------------------------------------------------



118 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.41  $ 1.37  $ 1.31  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.50  $ 1.41  $ 1.37  $ 1.31     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,728   1,429     747     148     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.41  $ 1.26  $ 1.07  $ 0.77  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.63  $ 1.41  $ 1.26  $ 1.07  $0.77     --     --
Number of accumulation units outstanding at end of period (000 omitted)     429     462     327     229     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.29  $ 1.20  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.39  $ 1.29  $ 1.29  $ 1.20     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     199     207     214     167     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.82  $ 1.69  $ 1.44  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 2.05  $ 1.82  $ 1.69  $ 1.44     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     192     164     179     148     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.26  $ 1.19  $ 1.03  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.34  $ 1.27  $ 1.26  $ 1.19  $1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)   6,883   5,202   3,248   1,819     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.46  $ 1.41  $ 1.29  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.66  $ 1.46  $ 1.41  $ 1.29     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      41      42      45      37     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.14  $ 1.03  $ 0.97  $ 0.84  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.15  $ 1.14  $ 1.03  $ 0.97  $0.84     --     --
Number of accumulation units outstanding at end of period (000 omitted)     133     155     148     132     33     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.76  $ 0.68  $ 0.60  $ 0.47  $0.59  $0.75  $1.00
Accumulation unit value at end of period                                 $ 0.95  $ 0.76  $ 0.68  $ 0.60  $0.47  $0.59  $0.75
Number of accumulation units outstanding at end of period (000 omitted)   1,026   1,024   1,360   1,054    666    730    499
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.38  $ 1.34  $ 1.27  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.52  $ 1.38  $ 1.34  $ 1.27     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.25  $ 1.18  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.44  $ 1.25  $ 1.18      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     763       2      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $ 0.55  $ 0.50  $ 0.43  $ 0.33  $0.48  $0.73  $1.00
Accumulation unit value at end of period                                 $ 0.57  $ 0.55  $ 0.50  $ 0.43  $0.33  $0.48  $0.73
Number of accumulation units outstanding at end of period (000 omitted)     385     495     657     650    608    668    384
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 0.99  $ 0.98  $ 0.99  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.02  $ 0.99  $ 0.98  $ 0.99     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,470     766     287     357     --     --     --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.05  $ 1.03  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.09  $ 1.06  $ 1.05  $ 1.03     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   4,427   1,401   1,444     591     --     --     --
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(3/3/2000)
Accumulation unit value at beginning of period                           $ 1.55  $ 1.39  $ 1.20  $ 0.86  $1.08  $1.08  $1.00
Accumulation unit value at end of period                                 $ 1.83  $ 1.55  $ 1.39  $ 1.20  $0.86  $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)   4,986   2,404     286     196     36     34      3
----------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 119

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003    2002   2001   2000
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.54  $ 1.17  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 2.03  $ 1.54  $ 1.17      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,797   1,246     418      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
FUND (5/1/2006)
Accumulation unit value at beginning of period                             $ 1.00      --      --      --      --     --     --
Accumulation unit value at end of period                                   $ 1.03      --      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     3,004      --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.39  $ 1.30  $ 1.22  $ 1.00      --     --     --
Accumulation unit value at end of period                                   $ 1.52  $ 1.39  $ 1.30  $ 1.22      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         5      --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.15  $ 1.12  $ 1.02  $ 0.83  $ 0.90  $0.88  $1.00
Accumulation unit value at end of period                                   $ 1.25  $ 1.15  $ 1.12  $ 1.02  $ 0.83  $0.90  $0.88
Number of accumulation units outstanding at end of period (000 omitted)     2,394   1,528     436     245     216    178     62
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                             $ 1.11  $ 1.10  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.18  $ 1.11  $ 1.10      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       802       1      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(4/30/2004)
Accumulation unit value at beginning of period                             $ 1.28  $ 1.14  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.56  $ 1.28  $ 1.14      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)         7      --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $0.83  $1.00
Accumulation unit value at end of period                                   $ 0.80  $ 0.71  $ 0.68  $ 0.65  $ 0.51  $0.67  $0.83
Number of accumulation units outstanding at end of period (000 omitted)     4,539   4,651   2,949     133      79    101     13
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.10  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.33  $ 1.13  $ 1.10      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.46  $ 1.35  $ 1.26  $ 1.00      --     --     --
Accumulation unit value at end of period                                   $ 1.44  $ 1.46  $ 1.35  $ 1.26      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       120     115      44       6      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.43  $ 1.40  $ 1.29  $ 1.00      --     --     --
Accumulation unit value at end of period                                   $ 1.62  $ 1.43  $ 1.40  $ 1.29      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        82      86      57      34      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.09  $ 1.10  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                   $ 1.24  $ 1.09  $ 1.10      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(3/3/2000)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.13  $ 1.14  $ 1.15  $ 1.10  $1.05  $1.00
Accumulation unit value at end of period                                   $ 1.16  $ 1.13  $ 1.13  $ 1.14  $ 1.15  $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)     1,686   1,464   2,105   1,933   1,155    592    331
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.17  $ 1.14  $ 0.98  $ 0.67  $ 0.82  $0.90  $1.00
Accumulation unit value at end of period                                   $ 1.29  $ 1.17  $ 1.14  $ 0.98  $ 0.67  $0.82  $0.90
Number of accumulation units outstanding at end of period (000 omitted)        43      46      47      47      37     43     39
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                             $ 1.31  $ 1.26  $ 1.07  $ 0.79  $ 1.00     --     --
Accumulation unit value at end of period                                   $ 1.55  $ 1.31  $ 1.26  $ 1.07  $ 0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)     2,783   2,494     926      92      --     --     --
-------------------------------------------------------------------------------------------------------------------------------



120 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003  2002  2001  2000
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.23  $ 1.26  $ 1.20  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.34  $ 1.23  $ 1.26  $1.20   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        84     105      86     62   --    --    --
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.86  $ 1.67  $ 1.42  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 2.28  $ 1.86  $ 1.67  $1.42   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        12      12      12      8   --    --    --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.04  $ 1.04  $ 1.01  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.07  $ 1.04  $ 1.04  $1.01   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       108     107     107     16   --    --    --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.54  $ 1.44  $ 1.28  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.76  $ 1.54  $ 1.44  $1.28   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        12      12      12      6   --    --    --
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.46  $ 1.43  $ 1.26  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.76  $ 1.46  $ 1.43  $1.26   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)         9       9      11     12   --    --    --
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.69  $ 1.50  $ 1.31  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.84  $ 1.69  $ 1.50  $1.31   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        13      10      10      6   --    --    --
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.88  $ 1.71  $ 1.40  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 2.15  $ 1.88  $ 1.71  $1.40   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        36      33      24     13   --    --    --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(1/29/2003)
Accumulation unit value at beginning of period                             $ 1.54  $ 1.51  $ 1.30  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.76  $ 1.54  $ 1.51  $1.30   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     7,069   4,450   1,542    246   --    --    --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.56  $ 1.45  $ 1.29  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 1.78  $ 1.56  $ 1.45  $1.29   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)       190     189     208    134   --    --    --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 2.19  $ 1.90  $ 1.42  $1.00   --    --    --
Accumulation unit value at end of period                                   $ 2.98  $ 2.19  $ 1.90  $1.42   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        85      95      95     55   --    --    --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.58  $ 1.38  $ 1.00     --   --    --    --
Accumulation unit value at end of period                                   $ 2.14  $ 1.58  $ 1.38     --   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)        76      83      53     --   --    --    --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.44  $ 1.20  $ 1.00     --   --    --    --
Accumulation unit value at end of period                                   $ 1.94  $ 1.44  $ 1.20     --   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     1,574   1,129     548     --   --    --    --
--------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.26  $ 1.15  $ 1.00     --   --    --    --
Accumulation unit value at end of period                                   $ 1.34  $ 1.26  $ 1.15     --   --    --    --
Number of accumulation units outstanding at end of period (000 omitted)     1,907   1,367     402     --   --    --    --
--------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 121

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.03  $ 1.00  $ 0.93  $ 0.77  $ 0.90  $ 0.98  $ 1.00
Accumulation unit value at end of period                                   $ 1.14  $ 1.03  $ 1.00  $ 0.93  $ 0.77  $ 0.90  $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)       460     990   1,418   1,415   1,505   1,685   1,029
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.02  $ 1.01  $ 0.92  $ 0.75  $ 1.00  $ 1.09  $ 1.00
Accumulation unit value at end of period                                   $ 1.23  $ 1.02  $ 1.01  $ 0.92  $ 0.75  $ 1.00  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)       271     277     462     369     366     378     302
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.17  $ 1.13  $ 1.03  $ 0.83  $ 1.05  $ 1.12  $ 1.00
Accumulation unit value at end of period                                   $ 1.36  $ 1.17  $ 1.13  $ 1.03  $ 0.83  $ 1.05  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)       532     679     518     534     482     466     123
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                             $ 0.83  $ 0.77  $ 0.72  $ 0.55  $ 0.73  $ 0.89  $ 1.00
Accumulation unit value at end of period                                   $ 0.99  $ 0.83  $ 0.77  $ 0.72  $ 0.55  $ 0.73  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)        80      84     104      73      43       2      --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 0.63  $ 0.65  $ 0.61  $ 0.50  $ 0.69  $ 0.87  $ 1.00
Accumulation unit value at end of period                                   $ 0.71  $ 0.63  $ 0.65  $ 0.61  $ 0.50  $ 0.69  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)       151     157     164     148     160     172     117
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 0.68  $ 0.66  $ 0.65  $ 0.52  $ 0.74  $ 0.95  $ 1.00
Accumulation unit value at end of period                                   $ 0.69  $ 0.68  $ 0.66  $ 0.65  $ 0.52  $ 0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)     4,843   4,021   2,058   2,317   2,440   2,335   1,454
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.03  $ 1.02  $ 1.03  $ 1.04  $ 1.04  $ 1.02  $ 1.00
Accumulation unit value at end of period                                   $ 1.06  $ 1.03  $ 1.02  $ 1.03  $ 1.04  $ 1.04  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       586     318     383     894   1,193   1,236     668
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 0.41  $ 0.39  $ 0.35  $ 0.25  $ 0.41  $ 0.56  $ 1.00
Accumulation unit value at end of period                                   $ 0.50  $ 0.41  $ 0.39  $ 0.35  $ 0.25  $ 0.41  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)       341     374     654     660     655     712     393
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                             $ 1.30  $ 1.30  $ 1.27  $ 1.19  $ 1.12  $ 1.06  $ 1.00
Accumulation unit value at end of period                                   $ 1.33  $ 1.30  $ 1.30  $ 1.27  $ 1.19  $ 1.12  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)     3,108   1,402   1,115   1,012   1,004     997     793
---------------------------------------------------------------------------------------------------------------------------------



122 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006     2005    2004    2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                           $  1.41  $  1.36  $ 1.24  $0.95  $1.00     --     --
Accumulation unit value at end of period                                 $  1.56  $  1.41  $ 1.36  $1.24  $0.95     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,791    3,249   1,479    220     70     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                           $  0.60  $  0.56  $ 0.54  $0.42  $0.57  $0.75  $1.00
Accumulation unit value at end of period                                 $  0.63  $  0.60  $ 0.56  $0.54  $0.42  $0.57  $0.75
Number of accumulation units outstanding at end of period (000 omitted)      423      483     662    647    503    517    208
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $  1.12  $  1.05  $ 1.00  $0.79  $1.00     --     --
Accumulation unit value at end of period                                 $  1.16  $  1.12  $ 1.05  $1.00  $0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,472      324     329    238     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $  1.52  $  1.42  $ 1.25  $0.94  $1.00     --     --
Accumulation unit value at end of period                                 $  1.74  $  1.52  $ 1.42  $1.25  $0.94     --     --
Number of accumulation units outstanding at end of period (000 omitted)      147      153     163     29     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $  1.00       --      --     --     --     --     --
Accumulation unit value at end of period                                 $  1.08       --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      575       --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                           $  1.00       --      --     --     --     --     --
Accumulation unit value at end of period                                 $  1.08       --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.14  $  1.08  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.24  $  1.14  $ 1.08     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      912    1,051     427     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                           $  1.09  $  1.07  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.19  $  1.09  $ 1.07     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                           $  1.40  $  1.38  $ 1.33  $0.94  $1.00     --     --
Accumulation unit value at end of period                                 $  1.50  $  1.40  $ 1.38  $1.33  $0.94     --     --
Number of accumulation units outstanding at end of period (000 omitted)       16       16      16     15     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                           $  1.39  $  1.35  $ 1.24  $0.95  $1.00     --     --
Accumulation unit value at end of period                                 $  1.60  $  1.39  $ 1.35  $1.24  $0.95     --     --
Number of accumulation units outstanding at end of period (000 omitted)      167      189     109     52      8     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(4/30/2004)
Accumulation unit value at beginning of period                           $  1.37  $  1.20  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.82  $  1.37  $ 1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   15,378    8,725   1,580     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                           $  1.34  $  1.19  $ 1.12  $0.92  $1.00     --     --
Accumulation unit value at end of period                                 $  1.31  $  1.34  $ 1.19  $1.12  $0.92     --     --
Number of accumulation units outstanding at end of period (000 omitted)        8        8       8      7      2     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                           $  1.05  $  1.05  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.05  $  1.05  $ 1.05     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   25,472   20,290   3,919     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                           $  1.24  $  1.12  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.53  $  1.24  $ 1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        5       --      --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 123

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003   2002   2001   2000
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                           $  1.06  $ 1.06  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.01  $ 1.06  $ 1.06     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   23,813   6,935   1,154     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                           $  1.12  $ 1.09  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.31  $ 1.12  $ 1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       88      26      18     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                           $  1.00      --      --     --     --     --     --
Accumulation unit value at end of period                                 $  1.07      --      --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    9,940      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                           $  1.21  $ 1.17  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.42  $ 1.21  $ 1.17     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       23       4       2     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                           $  1.21  $ 1.13  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.28  $ 1.21  $ 1.13     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       22      15      13     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.05  $ 1.03  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.07  $ 1.05  $ 1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    7,113   2,763     500     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                           $  0.63  $ 0.62  $ 0.59  $0.48  $0.68  $0.90  $1.00
Accumulation unit value at end of period                                 $  0.68  $ 0.63  $ 0.62  $0.59  $0.48  $0.68  $0.90
Number of accumulation units outstanding at end of period (000 omitted)      318     237     244    135     71    384    364
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                           $  1.05  $ 1.03  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.20  $ 1.05  $ 1.03     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        1       1       1     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.25  $ 1.14  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                 $  1.51  $ 1.25  $ 1.14     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       87      57       9     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.22  $ 1.18  $ 1.13  $1.00  $1.00     --     --
Accumulation unit value at end of period                                 $  1.31  $ 1.22  $ 1.18  $1.13  $1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)       92      47      48     23      6     --     --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.08  $ 1.08  $ 1.06  $1.04  $1.00     --     --
Accumulation unit value at end of period                                 $  1.11  $ 1.08  $ 1.08  $1.06  $1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)    7,300   6,145   2,108    362     59     --     --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $  1.40  $ 1.31  $ 1.22  $0.96  $1.00     --     --
Accumulation unit value at end of period                                 $  1.55  $ 1.40  $ 1.31  $1.22  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)      875     517     322    203      6     --     --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.57  $ 1.50  $ 1.34  $0.98  $1.00     --     --
Accumulation unit value at end of period                                 $  1.70  $ 1.57  $ 1.50  $1.34  $0.98     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,235   1,063     101     59     21     --     --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.27  $ 1.28  $ 1.20  $1.03  $1.00     --     --
Accumulation unit value at end of period                                 $  1.36  $ 1.27  $ 1.28  $1.20  $1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,863   3,171   1,002    172     19     --     --
----------------------------------------------------------------------------------------------------------------------------



124 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006     2005    2004    2003    2002   2001   2000
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.59  $  1.40  $ 1.20  $ 0.93  $1.00     --     --
Accumulation unit value at end of period                                 $  1.92  $  1.59  $ 1.40  $ 1.20  $0.93     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,013    1,419     443     326     53     --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.41  $  1.39  $ 1.32  $ 0.96  $1.00     --     --
Accumulation unit value at end of period                                 $  1.47  $  1.41  $ 1.39  $ 1.32  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,653    2,474     717     169     45     --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.55  $  1.43  $ 1.21  $ 0.95  $1.00     --     --
Accumulation unit value at end of period                                 $  1.85  $  1.55  $ 1.43  $ 1.21  $0.95     --     --
Number of accumulation units outstanding at end of period (000 omitted)      503      522     391     149     24     --     --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $  1.28  $  1.32  $ 1.24  $ 1.08  $1.00     --     --
Accumulation unit value at end of period                                 $  1.33  $  1.28  $ 1.32  $ 1.24  $1.08     --     --
Number of accumulation units outstanding at end of period (000 omitted)    6,006    4,575   1,498      16      1     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $  1.10  $  1.06  $ 1.02  $ 0.91  $1.00     --     --
Accumulation unit value at end of period                                 $  1.20  $  1.10  $ 1.06  $ 1.02  $0.91     --     --
Number of accumulation units outstanding at end of period (000 omitted)       83      118      97      53     --     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                           $  1.58  $  1.38  $ 1.22  $ 0.97  $1.00     --     --
Accumulation unit value at end of period                                 $  1.74  $  1.58  $ 1.38  $ 1.22  $0.97     --     --
Number of accumulation units outstanding at end of period (000 omitted)   45,089   16,531   3,067     152     --     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2
(5/1/2001)
Accumulation unit value at beginning of period                           $  1.25  $  1.05  $ 1.06  $ 0.86  $0.95  $1.00     --
Accumulation unit value at end of period                                 $  1.40  $  1.25  $ 1.05  $ 1.06  $0.86  $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)       90       82      92      19     --     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $  1.13  $  1.07  $ 1.03  $ 0.85  $1.00     --     --
Accumulation unit value at end of period                                 $  1.25  $  1.13  $ 1.07  $ 1.03  $0.85     --     --
Number of accumulation units outstanding at end of period (000 omitted)      339      345     306     122      2     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                           $  0.99  $  0.96  $ 0.94  $ 0.73  $1.00     --     --
Accumulation unit value at end of period                                 $  1.04  $  0.99  $ 0.96  $ 0.94  $0.73     --     --
Number of accumulation units outstanding at end of period (000 omitted)      368      324     327      68     --     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $  1.25  $  1.24  $ 1.15  $ 0.92  $0.91  $1.00     --
Accumulation unit value at end of period                                 $  1.36  $  1.25  $ 1.24  $ 1.15  $0.92  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)      157      123     186     155     59     43     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                           $  1.03  $  1.03  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.06  $  1.03  $ 1.03      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   12,953    8,188   1,336      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $  1.81  $  1.56  $ 1.27  $ 0.94  $1.06  $1.00     --
Accumulation unit value at end of period                                 $  2.00  $  1.81  $ 1.56  $ 1.27  $0.94  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)    7,570    3,100   1,208     722    290     13     --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $  1.28  $  1.10  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.49  $  1.28  $ 1.10      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    4,843    4,036   1,573      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $  1.39  $  1.39  $ 1.24  $ 0.96  $0.98  $0.99  $1.00
Accumulation unit value at end of period                                 $  1.61  $  1.39  $ 1.39  $ 1.24  $0.96  $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)    2,743    2,554   2,119   1,118    777    413    157
------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2006    2005    2004    2003    2002    2001   2000
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                 $  2.42  $ 2.17  $ 1.68  $ 1.26  $ 1.25  $1.18  $1.00
Accumulation unit value at end of period                       $  2.87  $ 2.42  $ 2.17  $ 1.68  $ 1.26  $1.25  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                      527     512     421     292     334    125      6
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.11  $ 1.09  $ 1.00      --      --     --     --
Accumulation unit value at end of period                       $  1.28  $ 1.11  $ 1.09      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       63      38      14      --      --     --     --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
(3/1/2002)
Accumulation unit value at beginning of period                 $  1.48  $ 1.38  $ 1.14  $ 0.88  $ 1.00     --     --
Accumulation unit value at end of period                       $  1.70  $ 1.48  $ 1.38  $ 1.14  $ 0.88     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      300     281     284      75      11     --     --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -
CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                 $  0.54  $ 0.52  $ 0.48  $ 0.35  $ 0.50  $0.60  $1.00
Accumulation unit value at end of period                       $  0.57  $ 0.54  $ 0.52  $ 0.48  $ 0.35  $0.50  $0.60
Number of accumulation units outstanding at end of period
(000 omitted)                                                    1,612   1,719   1,992   1,273   1,008    617    120
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                 $  1.50  $ 1.38  $ 1.25  $ 1.01  $ 1.17  $1.11  $1.00
Accumulation unit value at end of period                       $  1.75  $ 1.50  $ 1.38  $ 1.25  $ 1.01  $1.17  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                    9,197   2,844   3,112     870     324     24      6
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                 $  1.37  $ 1.27  $ 1.09  $ 0.84  $ 1.00     --     --
Accumulation unit value at end of period                       $  1.64  $ 1.37  $ 1.27  $ 1.09  $ 0.84     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      377     365     308     127       1     --     --
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.11  $ 1.16  $ 1.00      --      --     --     --
Accumulation unit value at end of period                       $  1.23  $ 1.11  $ 1.16      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   23,082   7,734   1,493      --      --     --     --
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                 $  1.20  $ 1.12  $ 1.00      --      --     --     --
Accumulation unit value at end of period                       $  1.44  $ 1.20  $ 1.12      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      376     226     177      --      --     --     --
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES
(3/3/2000)
Accumulation unit value at beginning of period                 $  2.53  $ 2.28  $ 1.84  $ 1.46  $ 1.56  $1.41  $1.00
Accumulation unit value at end of period                       $  2.88  $ 2.53  $ 2.28  $ 1.84  $ 1.46  $1.56  $1.41
Number of accumulation units outstanding at end of period
(000 omitted)                                                    9,377   4,128   1,284     550     386    321     60
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL
SHARES (3/3/2000)
Accumulation unit value at beginning of period                 $  0.92  $ 0.87  $ 0.77  $ 0.61  $ 0.79  $0.91  $1.00
Accumulation unit value at end of period                       $  1.02  $ 0.92  $ 0.87  $ 0.77  $ 0.61  $0.79  $0.91
Number of accumulation units outstanding at end of period
(000 omitted)                                                      636     956     816     519     391    286    102
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.10  $ 1.07  $ 1.00      --      --     --     --
Accumulation unit value at end of period                       $  1.16  $ 1.10  $ 1.07      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       11      11      11      --      --     --     --
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                 $  0.91  $ 0.86  $ 0.78  $ 0.65  $ 0.84  $1.02  $1.00
Accumulation unit value at end of period                       $  1.01  $ 0.91  $ 0.86  $ 0.78  $ 0.65  $0.84  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      403     451     539     354     166    151     15
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $  1.10  $ 1.04  $ 0.96  $ 0.80  $ 1.00     --     --
Accumulation unit value at end of period                       $  1.22  $ 1.10  $ 1.04  $ 0.96  $ 0.80     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       85      68      41      21      --     --     --
--------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $  1.04  $ 1.00  $ 0.96  $ 0.73  $ 1.00     --     --
Accumulation unit value at end of period                       $  1.15  $ 1.04  $ 1.00  $ 0.96  $ 0.73     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      155     155     138     107       1     --     --
--------------------------------------------------------------------------------------------------------------------



126 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $  1.16  $ 1.15  $ 1.06  $ 0.93  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.28  $ 1.16  $ 1.15  $ 1.06  $ 0.93      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    1,095   1,130   1,184     348       7      --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                 $  0.94  $ 0.82  $ 0.64  $ 0.48  $ 0.63  $ 0.85  $1.00
Accumulation unit value at end of period                       $  1.21  $ 0.94  $ 0.82  $ 0.64  $ 0.48  $ 0.63  $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                      675     770     912     684     721     713    171
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                 $  1.65  $ 1.44  $ 1.13  $ 0.85  $ 1.00      --     --
Accumulation unit value at end of period                       $  2.13  $ 1.65  $ 1.44  $ 1.13  $ 0.85      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       85      72      63      37       9      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES
(8/30/2002)
Accumulation unit value at beginning of period                 $  1.33  $ 1.29  $ 1.24  $ 0.97  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.41  $ 1.33  $ 1.29  $ 1.24  $ 0.97      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    8,562   6,720   1,419      14      --      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES
(5/1/2002)
Accumulation unit value at beginning of period                 $  1.42  $ 1.27  $ 1.08  $ 0.77  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.64  $ 1.42  $ 1.27  $ 1.08  $ 0.77      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      683     680     562     136      --      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES
(7/31/2002)
Accumulation unit value at beginning of period                 $  1.70  $ 1.58  $ 1.35  $ 0.95  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.92  $ 1.70  $ 1.58  $ 1.35  $ 0.95      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      168     168     143      64      18      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                 $  1.27  $ 1.26  $ 1.18  $ 1.03  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.34  $ 1.27  $ 1.26  $ 1.18  $ 1.03      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   21,466   9,445   2,076     137       5      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                 $  1.15  $ 1.11  $ 1.02  $ 0.81  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.31  $ 1.15  $ 1.11  $ 1.02  $ 0.81      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       59      57      66      52      --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                 $  1.14  $ 1.02  $ 0.97  $ 0.84  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.15  $ 1.14  $ 1.02  $ 0.97  $ 0.84      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      162     175     177     188      73      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                 $  1.11  $ 1.10  $ 1.07  $ 1.05  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.14  $ 1.11  $ 1.10  $ 1.07  $ 1.05      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       83     110      69      37      --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES
(3/3/2000)
Accumulation unit value at beginning of period                 $  0.75  $ 0.68  $ 0.60  $ 0.47  $ 0.58  $ 0.75  $1.00
Accumulation unit value at end of period                       $  0.95  $ 0.75  $ 0.68  $ 0.60  $ 0.47  $ 0.58  $0.75
Number of accumulation units outstanding at end of period
(000 omitted)                                                    1,624   1,716   1,786   1,760   1,350   1,244    708
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                 $  1.25  $ 1.18  $ 1.00      --      --      --     --
Accumulation unit value at end of period                       $  1.44  $ 1.25  $ 1.18      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    5,948      89       5      --      --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                 $  0.55  $ 0.50  $ 0.43  $ 0.33  $ 0.48  $ 0.73  $1.00
Accumulation unit value at end of period                       $  0.57  $ 0.55  $ 0.50  $ 0.43  $ 0.33  $ 0.48  $0.73
Number of accumulation units outstanding at end of period
(000 omitted)                                                      916   1,031   1,143   1,270   1,246   1,676    814
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (3/1/2002)
Accumulation unit value at beginning of period                 $  1.07  $ 1.05  $ 0.97  $ 0.82  $ 1.00      --     --
Accumulation unit value at end of period                       $  1.20  $ 1.07  $ 1.05  $ 0.97  $ 0.82      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       54      57      60      12      --      --     --
---------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2006     2005    2004    2003   2002   2001   2000
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND
(3/1/2002)
Accumulation unit value at beginning of period                 $  0.97  $  0.96  $ 0.97  $0.99  $1.00     --     --
Accumulation unit value at end of period                       $  1.00  $  0.97  $ 0.96  $0.97  $0.99     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    2,192    1,151     399     76     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
(3/1/2002)
Accumulation unit value at beginning of period                 $  1.07  $  1.07  $ 1.04  $1.01  $1.00     --     --
Accumulation unit value at end of period                       $  1.10  $  1.07  $ 1.07  $1.04  $1.01     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   33,990    1,077     842    152     40     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME
FUND (3/3/2000)
Accumulation unit value at beginning of period                 $  1.55  $  1.39  $ 1.20  $0.86  $1.08  $1.08  $1.00
Accumulation unit value at end of period                       $  1.83  $  1.55  $ 1.39  $1.20  $0.86  $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   27,624    9,764     608    392    325    144     40
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.54  $  1.17  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  2.02  $  1.54  $ 1.17     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    9,010    5,172   1,070     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION
PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                 $  1.00       --      --     --     --     --     --
Accumulation unit value at end of period                       $  1.02       --      --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   26,599       --      --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                 $  1.14  $  1.07  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  1.25  $  1.14  $ 1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       --       --      --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
(3/3/2000)
Accumulation unit value at beginning of period                 $  1.14  $  1.12  $ 1.02  $0.83  $0.90  $0.87  $1.00
Accumulation unit value at end of period                       $  1.25  $  1.14  $ 1.12  $1.02  $0.83  $0.90  $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                    8,935    4,144     855    325     80     90      8
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(6/1/2004)
Accumulation unit value at beginning of period                 $  1.11  $  1.10  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  1.18  $  1.11  $ 1.10     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    8,355        8      --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY
FUND (4/30/2004)
Accumulation unit value at beginning of period                 $  1.28  $  1.14  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  1.56  $  1.28  $ 1.14     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                       20       16       1     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
(3/3/2000)
Accumulation unit value at beginning of period                 $  0.70  $  0.67  $ 0.65  $0.51  $0.67  $0.83  $1.00
Accumulation unit value at end of period                       $  0.80  $  0.70  $ 0.67  $0.65  $0.51  $0.67  $0.83
Number of accumulation units outstanding at end of period
(000 omitted)                                                   15,807   17,584   7,616     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.13  $  1.10  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  1.32  $  1.13  $ 1.10     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        3        3      --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
(8/30/2002)
Accumulation unit value at beginning of period                 $  1.42  $  1.31  $ 1.22  $1.02  $1.00     --     --
Accumulation unit value at end of period                       $  1.40  $  1.42  $ 1.31  $1.22  $1.02     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      708      735     335     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.11  $  1.08  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  1.26  $  1.11  $ 1.08     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      227      227     174     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND
(4/30/2004)
Accumulation unit value at beginning of period                 $  1.08  $  1.10  $ 1.00     --     --     --     --
Accumulation unit value at end of period                       $  1.24  $  1.08  $ 1.10     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                        8        8       2     --     --     --     --
-------------------------------------------------------------------------------------------------------------------


128 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006     2005    2004    2003    2002   2001   2000
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT
FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.13  $  1.13  $ 1.14  $ 1.14  $1.10  $1.05  $1.00
Accumulation unit value at end of period                                 $  1.15  $  1.13  $ 1.13  $ 1.14  $1.14  $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)    5,084    3,085   1,544   1,019    864    413     65
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.17  $  1.14  $ 0.97  $ 0.67  $0.82  $0.89  $1.00
Accumulation unit value at end of period                                 $  1.29  $  1.17  $ 1.14  $ 0.97  $0.67  $0.82  $0.89
Number of accumulation units outstanding at end of period (000 omitted)      434      444     441     399     78     79     39
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                           $  1.31  $  1.26  $ 1.07  $ 0.79  $1.00     --     --
Accumulation unit value at end of period                                 $  1.55  $  1.31  $ 1.26  $ 1.07  $0.79     --     --
Number of accumulation units outstanding at end of period (000 omitted)   10,097    9,125   1,935      72     20     --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.02  $  1.05  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.12  $  1.02  $ 1.05      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      242      298     121      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period                           $  1.29  $  1.16  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.58  $  1.29  $ 1.16      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       38       --      --      --     --     --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (4/30/2004)
Accumulation unit value at beginning of period                           $  1.04  $  1.04  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.07  $  1.04  $ 1.04      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --     --     --     --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.19  $  1.11  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.36  $  1.19  $ 1.11      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      127       --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.14  $  1.11  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.37  $  1.14  $ 1.11      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.30  $  1.16  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.42  $  1.30  $ 1.16      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.30  $  1.19  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $  1.49  $  1.30  $ 1.19      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      236      255     138      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(8/30/2002)
Accumulation unit value at beginning of period                           $  1.49  $  1.45  $ 1.26  $ 0.98  $1.00     --     --
Accumulation unit value at end of period                                 $  1.70  $  1.49  $ 1.45  $ 1.26  $0.98     --     --
Number of accumulation units outstanding at end of period (000 omitted)   36,888   18,912   3,700      73     --     --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II
SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $  1.45  $  1.34  $ 1.20  $ 0.96  $1.00     --     --
Accumulation unit value at end of period                                 $  1.65  $  1.45  $ 1.34  $ 1.20  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)      225      252     244      80     --     --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $  2.00  $  1.74  $ 1.30  $ 0.96  $1.00     --     --
Accumulation unit value at end of period                                 $  2.72  $  2.00  $ 1.74  $ 1.30  $0.96     --     --
Number of accumulation units outstanding at end of period (000 omitted)       47       48      50       7     --     --     --
------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 129

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006     2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.58  $  1.37  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $  2.14  $  1.58  $ 1.37      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      510      443     177      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                           $  1.44  $  1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $  1.94  $  1.44  $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    8,406    4,181     858      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.26  $  1.15  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                 $  1.34  $  1.26  $ 1.15      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    7,563    5,332     946      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.03  $  0.99  $ 0.92  $ 0.77  $ 0.90  $ 0.98  $ 1.00
Accumulation unit value at end of period                                 $  1.13  $  1.03  $ 0.99  $ 0.92  $ 0.77  $ 0.90  $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)    2,517    2,665   2,740   2,853   2,230   1,777     480
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.02  $  1.01  $ 0.92  $ 0.75  $ 1.00  $ 1.09  $ 1.00
Accumulation unit value at end of period                                 $  1.23  $  1.02  $ 1.01  $ 0.92  $ 0.75  $ 1.00  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      474      469     450     467     336     307     136
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.17  $  1.12  $ 1.03  $ 0.83  $ 1.05  $ 1.12  $ 1.00
Accumulation unit value at end of period                                 $  1.36  $  1.17  $ 1.12  $ 1.03  $ 0.83  $ 1.05  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)    1,983    2,255   1,615   1,429     993     522     104
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                           $  0.83  $  0.77  $ 0.72  $ 0.56  $ 0.73  $ 0.89  $ 1.00
Accumulation unit value at end of period                                 $  0.99  $  0.83  $ 0.77  $ 0.72  $ 0.56  $ 0.73  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)      497      418     449     305     140      62       6
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  0.63  $  0.65  $ 0.61  $ 0.50  $ 0.69  $ 0.87  $ 1.00
Accumulation unit value at end of period                                 $  0.71  $  0.63  $ 0.65  $ 0.61  $ 0.50  $ 0.69  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)      121      140     186     230     152      95      42
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  0.68  $  0.66  $ 0.65  $ 0.52  $ 0.74  $ 0.95  $ 1.00
Accumulation unit value at end of period                                 $  0.69  $  0.68  $ 0.66  $ 0.65  $ 0.52  $ 0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)   11,871   10,019   5,214   4,072   3,190   2,622   1,011
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.03  $  1.02  $ 1.03  $ 1.04  $ 1.04  $ 1.02  $ 1.00
Accumulation unit value at end of period                                 $  1.05  $  1.03  $ 1.02  $ 1.03  $ 1.04  $ 1.04  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)    1,196      998     826   1,085   1,248   1,117     404
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  0.41  $  0.39  $ 0.35  $ 0.25  $ 0.41  $ 0.56  $ 1.00
Accumulation unit value at end of period                                 $  0.49  $  0.41  $ 0.39  $ 0.35  $ 0.25  $ 0.41  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)    1,086    1,314   1,371   1,396     976     911     445
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.30  $  1.30  $ 1.26  $ 1.18  $ 1.12  $ 1.06  $ 1.00
Accumulation unit value at end of period                                 $  1.33  $  1.30  $ 1.30  $ 1.26  $ 1.18  $ 1.12  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)   11,634    3,551     990     627     579     548      68
---------------------------------------------------------------------------------------------------------------------------------



130 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                          2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                             $  1.21  $ 1.17  $ 1.07  $1.00
Accumulation unit value at end of period                                   $  1.34  $ 1.21  $ 1.17  $1.07
Number of accumulation units outstanding at end of period (000 omitted)      2,222   2,605   1,046      7
---------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                             $  1.15  $ 1.08  $ 1.03  $1.00
Accumulation unit value at end of period                                   $  1.20  $ 1.15  $ 1.08  $1.03
Number of accumulation units outstanding at end of period (000 omitted)         48      --      --     --
---------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                             $  1.26  $ 1.17  $ 1.04  $1.00
Accumulation unit value at end of period                                   $  1.44  $ 1.26  $ 1.17  $1.04
Number of accumulation units outstanding at end of period (000 omitted)         17      19      20      2
---------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $  1.00      --      --     --
Accumulation unit value at end of period                                   $  1.08      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)         25      --      --     --
---------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $  1.13  $ 1.08  $ 1.00     --
Accumulation unit value at end of period                                   $  1.24  $ 1.13  $ 1.08     --
Number of accumulation units outstanding at end of period (000 omitted)        677     778     302     --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                             $  1.14  $ 1.12  $ 1.05  $1.00
Accumulation unit value at end of period                                   $  1.25  $ 1.14  $ 1.12  $1.05
Number of accumulation units outstanding at end of period (000 omitted)        222      --      --     --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                             $  1.05  $ 1.04  $ 1.00  $1.00
Accumulation unit value at end of period                                   $  1.12  $ 1.05  $ 1.04  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          6       6       6     --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                             $  1.21  $ 1.17  $ 1.07  $1.00
Accumulation unit value at end of period                                   $  1.39  $ 1.21  $ 1.17  $1.07
Number of accumulation units outstanding at end of period (000 omitted)         91      97      97     --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $  1.37  $ 1.20  $ 1.00     --
Accumulation unit value at end of period                                   $  1.82  $ 1.37  $ 1.20     --
Number of accumulation units outstanding at end of period (000 omitted)      6,198   3,335     653     --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                             $  1.23  $ 1.09  $ 1.02  $1.00
Accumulation unit value at end of period                                   $  1.20  $ 1.23  $ 1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)         11      11      11     --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $  1.05  $ 1.05  $ 1.00     --
Accumulation unit value at end of period                                   $  1.05  $ 1.05  $ 1.05     --
Number of accumulation units outstanding at end of period (000 omitted)     10,182   7,937   1,618     --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $  1.24  $ 1.12  $ 1.00     --
Accumulation unit value at end of period                                   $  1.52  $ 1.24  $ 1.12     --
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --     --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $  1.06  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                                   $  1.01  $ 1.06  $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)     16,187   4,805     716     --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $  1.12  $ 1.09  $ 1.00     --
Accumulation unit value at end of period                                   $  1.31  $ 1.12  $ 1.09     --
Number of accumulation units outstanding at end of period (000 omitted)          4      --      --     --
---------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 131

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006    2005    2004   2003
------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                              $ 1.00      --     --     --
Accumulation unit value at end of period                                                    $ 1.06      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                      6,135      --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.17  $1.00     --
Accumulation unit value at end of period                                                    $ 1.42  $ 1.21  $1.17     --
Number of accumulation units outstanding at end of period (000 omitted)                          5      --     --     --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.13  $1.00     --
Accumulation unit value at end of period                                                    $ 1.28  $ 1.21  $1.13     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --     --     --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                    $ 1.07  $ 1.05  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                      3,643   1,312    251     --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                    $ 1.20  $ 1.05  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                          8       8     --     --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.25  $ 1.14  $1.00     --
Accumulation unit value at end of period                                                    $ 1.50  $ 1.25  $1.14     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --     --     --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.11  $ 1.08  $1.03  $1.00
Accumulation unit value at end of period                                                    $ 1.20  $ 1.11  $1.08  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        158     178    169      7
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.04  $ 1.03  $1.01  $1.00
Accumulation unit value at end of period                                                    $ 1.06  $ 1.04  $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        425     246    187     37
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.14  $1.06  $1.00
Accumulation unit value at end of period                                                    $ 1.34  $ 1.21  $1.14  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        216     328    154      6
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.18  $ 1.13  $1.01  $1.00
Accumulation unit value at end of period                                                    $ 1.28  $ 1.18  $1.13  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        115     139     40      2
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.09  $ 1.09  $1.03  $1.00
Accumulation unit value at end of period                                                    $ 1.16  $ 1.09  $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        101      86     88     12
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.43  $ 1.26  $1.08  $1.00
Accumulation unit value at end of period                                                    $ 1.72  $ 1.43  $1.26  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                        279     306    184      7
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.09  $ 1.07  $1.02  $1.00
Accumulation unit value at end of period                                                    $ 1.13  $ 1.09  $1.07  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        290     325    180     26
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                              $ 1.35  $ 1.25  $1.06  $1.00
Accumulation unit value at end of period                                                    $ 1.61  $ 1.35  $1.25  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        132     164    238     46
------------------------------------------------------------------------------------------------------------------------



132 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                             2006    2005    2004   2003
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.07  $ 1.10  $ 1.03  $1.00
Accumulation unit value at end of period                                     $  1.11  $ 1.07  $ 1.10  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          408     447     327     52
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.35  $ 1.18  $ 1.04  $1.00
Accumulation unit value at end of period                                     $  1.48  $ 1.35  $ 1.18  $1.04
Number of accumulation units outstanding at end of period (000 omitted)       23,330   8,017   1,767     52
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.08  $ 1.04  $ 1.03  $1.00
Accumulation unit value at end of period                                     $  1.13  $ 1.08  $ 1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          120     116      75      1
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $  1.03  $ 1.03  $ 1.00     --
Accumulation unit value at end of period                                     $  1.06  $ 1.03  $ 1.03     --
Number of accumulation units outstanding at end of period (000 omitted)        8,675   6,495   1,052     --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.52  $ 1.31  $ 1.07  $1.00
Accumulation unit value at end of period                                     $  1.68  $ 1.52  $ 1.31  $1.07
Number of accumulation units outstanding at end of period (000 omitted)        3,603   1,073     223     25
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.40  $ 1.20  $ 1.08  $1.00
Accumulation unit value at end of period                                     $  1.62  $ 1.40  $ 1.20  $1.08
Number of accumulation units outstanding at end of period (000 omitted)        1,569   1,336     646     --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $  1.12  $ 1.12  $ 1.00     --
Accumulation unit value at end of period                                     $  1.30  $ 1.12  $ 1.12     --
Number of accumulation units outstanding at end of period (000 omitted)        1,115     900     530     --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/6/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                               $  1.53  $ 1.37  $ 1.06  $1.00
Accumulation unit value at end of period                                     $  1.81  $ 1.53  $ 1.37  $1.06
Number of accumulation units outstanding at end of period (000 omitted)           25      27      24     --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $  1.11  $ 1.09  $ 1.00     --
Accumulation unit value at end of period                                     $  1.28  $ 1.11  $ 1.09     --
Number of accumulation units outstanding at end of period (000 omitted)          224     135      66     --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.38  $ 1.29  $ 1.06  $1.00
Accumulation unit value at end of period                                     $  1.59  $ 1.38  $ 1.29  $1.06
Number of accumulation units outstanding at end of period (000 omitted)           87      88      89      6
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.16  $ 1.12  $ 1.02  $1.00
Accumulation unit value at end of period                                     $  1.23  $ 1.16  $ 1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          137     133     132     --
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.28  $ 1.18  $ 1.06  $1.00
Accumulation unit value at end of period                                     $  1.49  $ 1.28  $ 1.18  $1.06
Number of accumulation units outstanding at end of period (000 omitted)        5,785   1,149   1,138     48
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $  1.34  $ 1.24  $ 1.07  $1.00
Accumulation unit value at end of period                                     $  1.60  $ 1.34  $ 1.24  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          134     139     139      3
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $  1.10  $ 1.16  $ 1.00     --
Accumulation unit value at end of period                                     $  1.22  $ 1.10  $ 1.16     --
Number of accumulation units outstanding at end of period (000 omitted)        9,166   2,944     652     --
-----------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 133

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                           $  1.20  $ 1.12  $ 1.00     --
Accumulation unit value at end of period                                 $  1.44  $ 1.20  $ 1.12     --
Number of accumulation units outstanding at end of period (000 omitted)      487     237      46     --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.32  $ 1.19  $ 1.00     --
Accumulation unit value at end of period                                 $  1.51  $ 1.32  $ 1.19     --
Number of accumulation units outstanding at end of period (000 omitted)    7,602   2,692     580     --
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $  1.12  $ 1.09  $ 1.02  $1.00
Accumulation unit value at end of period                                 $  1.18  $ 1.12  $ 1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)       19      19      19     --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $  1.06  $ 1.03  $ 0.98  $1.00
Accumulation unit value at end of period                                 $  1.17  $ 1.06  $ 1.03  $0.98
Number of accumulation units outstanding at end of period (000 omitted)       60      43      38     --
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $  1.15  $ 1.14  $ 1.05  $1.00
Accumulation unit value at end of period                                 $  1.27  $ 1.15  $ 1.14  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      742     796     528     68
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                           $  1.59  $ 1.39  $ 1.09  $1.00
Accumulation unit value at end of period                                 $  2.05  $ 1.59  $ 1.39  $1.09
Number of accumulation units outstanding at end of period (000 omitted)       21      29      30     --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.14  $ 1.10  $ 1.05  $1.00
Accumulation unit value at end of period                                 $  1.20  $ 1.14  $ 1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)    5,176   3,882     714      5
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.41  $ 1.26  $ 1.08  $1.00
Accumulation unit value at end of period                                 $  1.63  $ 1.41  $ 1.26  $1.08
Number of accumulation units outstanding at end of period (000 omitted)       72      71      54     --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.10  $ 1.10  $ 1.03  $1.00
Accumulation unit value at end of period                                 $  1.18  $ 1.10  $ 1.10  $1.03
Number of accumulation units outstanding at end of period (000 omitted)       79      79      79     --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.30  $ 1.20  $ 1.03  $1.00
Accumulation unit value at end of period                                 $  1.46  $ 1.30  $ 1.20  $1.03
Number of accumulation units outstanding at end of period (000 omitted)      414     418     351     14
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.11  $ 1.10  $ 1.03  $1.00
Accumulation unit value at end of period                                 $  1.17  $ 1.11  $ 1.10  $1.03
Number of accumulation units outstanding at end of period (000 omitted)   12,471   6,319   1,918      6
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.21  $ 1.17  $ 1.07  $1.00
Accumulation unit value at end of period                                 $  1.38  $ 1.21  $ 1.17  $1.07
Number of accumulation units outstanding at end of period (000 omitted)       18      17      17     --
-------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.26  $ 1.13  $ 1.08  $1.00
Accumulation unit value at end of period                                 $  1.27  $ 1.26  $ 1.13  $1.08
Number of accumulation units outstanding at end of period (000 omitted)        5       3       3     --
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                           $  1.38  $ 1.25  $ 1.10  $1.00
Accumulation unit value at end of period                                 $  1.73  $ 1.38  $ 1.25  $1.10
Number of accumulation units outstanding at end of period (000 omitted)       84      98     103      6
-------------------------------------------------------------------------------------------------------



134 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                             $  1.15  $ 1.11  $ 1.05  $1.00
Accumulation unit value at end of period                                                   $  1.26  $ 1.15  $ 1.11  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $  1.24  $ 1.18  $ 1.00     --
Accumulation unit value at end of period                                                   $  1.43  $ 1.24  $ 1.18     --
Number of accumulation units outstanding at end of period (000 omitted)                      2,986      --      --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                             $  1.28  $ 1.16  $ 1.00  $1.00
Accumulation unit value at end of period                                                   $  1.33  $ 1.28  $ 1.16  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                                             $  1.00  $ 0.99  $ 1.00  $1.00
Accumulation unit value at end of period                                                   $  1.02  $ 1.00  $ 0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      1,656     856   2,485     23
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                             $  1.04  $ 1.04  $ 1.01  $1.00
Accumulation unit value at end of period                                                   $  1.07  $ 1.04  $ 1.04  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                     17,563     268     265     19
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                                             $  1.42  $ 1.27  $ 1.09  $1.00
Accumulation unit value at end of period                                                   $  1.67  $ 1.42  $ 1.27  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                     13,288   4,126      78      4
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $  1.54  $ 1.17  $ 1.00     --
Accumulation unit value at end of period                                                   $  2.02  $ 1.54  $ 1.17     --
Number of accumulation units outstanding at end of period (000 omitted)                      4,284   2,111     441     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                             $  1.00      --      --     --
Accumulation unit value at end of period                                                   $  1.02      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)                     10,881      --      --     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                             $  1.19  $ 1.12  $ 1.05  $1.00
Accumulation unit value at end of period                                                   $  1.30  $ 1.19  $ 1.12  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $  1.11  $ 1.08  $ 1.00     --
Accumulation unit value at end of period                                                   $  1.20  $ 1.11  $ 1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                      1,837   1,278     200     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                             $  1.11  $ 1.10  $ 1.00     --
Accumulation unit value at end of period                                                   $  1.18  $ 1.11  $ 1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                      4,449      --       6     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $  1.28  $ 1.14  $ 1.00     --
Accumulation unit value at end of period                                                   $  1.56  $ 1.28  $ 1.14     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $  1.10  $ 1.05  $ 1.00     --
Accumulation unit value at end of period                                                   $  1.24  $ 1.10  $ 1.05     --
Number of accumulation units outstanding at end of period (000 omitted)                      4,233   4,918   2,114     --
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $  1.13  $ 1.10  $ 1.00     --
Accumulation unit value at end of period                                                   $  1.32  $ 1.13  $ 1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --     --
-------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 135

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2006    2005    2004   2003
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.18  $ 1.09  $ 1.02  $1.00
Accumulation unit value at end of period                                              $  1.16  $ 1.18  $ 1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                    94      94      71     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.17  $ 1.14  $ 1.06  $1.00
Accumulation unit value at end of period                                              $  1.33  $ 1.17  $ 1.14  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                   714     700     619     --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $  1.08  $ 1.10  $ 1.00     --
Accumulation unit value at end of period                                              $  1.23  $ 1.08  $ 1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                    --      --     --      --
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  0.99  $ 0.99  $ 1.00  $1.00
Accumulation unit value at end of period                                              $  1.01  $ 0.99  $ 0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,568     790     234     32
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.28  $ 1.24  $ 1.05  $1.00
Accumulation unit value at end of period                                              $  1.52  $ 1.28  $ 1.24  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                 4,843   4,143     929      1
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.06  $ 1.09  $ 1.04  $1.00
Accumulation unit value at end of period                                              $  1.16  $ 1.06  $ 1.09  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                    27      27       5     --
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.44  $ 1.29  $ 1.10  $1.00
Accumulation unit value at end of period                                              $  1.76  $ 1.44  $ 1.29  $1.10
Number of accumulation units outstanding at end of period (000 omitted)                     1      --      --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.04  $ 1.04  $ 1.01  $1.00
Accumulation unit value at end of period                                              $  1.07  $ 1.04  $ 1.04  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                    12      12      11     --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON APRIL 30, 2007.
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.29  $ 1.20  $ 1.07  $1.00
Accumulation unit value at end of period                                              $  1.47  $ 1.29  $ 1.20  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                    10       6       6     --
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.23  $ 1.20  $ 1.06  $1.00
Accumulation unit value at end of period                                              $  1.47  $ 1.23  $ 1.20  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                    19      20      19     --
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.34  $ 1.19  $ 1.04  $1.00
Accumulation unit value at end of period                                              $  1.46  $ 1.34  $ 1.19  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                    --      --      --     --
--------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.43  $ 1.30  $ 1.07  $1.00
Accumulation unit value at end of period                                              $  1.63  $ 1.43  $ 1.30  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                    23      24       5     --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                        $  1.27  $ 1.24  $ 1.08  $1.00
Accumulation unit value at end of period                                              $  1.45  $ 1.27  $ 1.24  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                19,119   8,988   1,681     10
--------------------------------------------------------------------------------------------------------------------



136 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004   2003
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                             $ 1.31  $ 1.21  $1.08  $1.00
Accumulation unit value at end of period                                                   $ 1.49  $ 1.31  $1.21  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                        22      22     22      5
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                                             $ 1.63  $ 1.42  $1.06  $1.00
Accumulation unit value at end of period                                                   $ 2.21  $ 1.63  $1.42  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        16       6      6      1
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.58  $ 1.37  $1.00     --
Accumulation unit value at end of period                                                   $ 2.13  $ 1.58  $1.37     --
Number of accumulation units outstanding at end of period (000 omitted)                       254     230     74     --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.44  $ 1.20  $1.00     --
Accumulation unit value at end of period                                                   $ 1.93  $ 1.44  $1.20     --
Number of accumulation units outstanding at end of period (000 omitted)                     5,689   2,988    608     --
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.26  $ 1.15  $1.00     --
Accumulation unit value at end of period                                                   $ 1.34  $ 1.26  $1.15     --
Number of accumulation units outstanding at end of period (000 omitted)                     3,434   2,248    455     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.23  $ 1.11  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.31  $ 1.09  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.12  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.30  $ 1.12  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                       250     278    203     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.19  $ 1.11  $1.00     --
Accumulation unit value at end of period                                                   $ 1.41  $ 1.19  $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.02  $ 1.06  $1.00     --
Accumulation unit value at end of period                                                   $ 1.16  $ 1.02  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.07  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                   $ 1.07  $ 1.07  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                       409     339    186     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.00  $ 0.99  $1.00     --
Accumulation unit value at end of period                                                   $ 1.03  $ 1.00  $0.99     --
Number of accumulation units outstanding at end of period (000 omitted)                         7       3     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.06  $1.00     --
Accumulation unit value at end of period                                                   $ 1.33  $ 1.11  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.03  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                   $ 1.05  $ 1.03  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                       529     332    156     --
-----------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 137

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006    2005    2004   2003   2002
--------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                             $ 1.40  $ 1.35  $1.24  $0.95  $1.00
Accumulation unit value at end of period                                   $ 1.55  $ 1.40  $1.35  $1.24  $0.95
Number of accumulation units outstanding at end of period (000 omitted)        52      63     48     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2003)
Accumulation unit value at beginning of period                             $ 1.47  $ 1.38  $1.32  $1.00     --
Accumulation unit value at end of period                                   $ 1.54  $ 1.47  $1.38  $1.32     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --     59     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                             $ 1.11  $ 1.04  $1.00  $0.79  $1.00
Accumulation unit value at end of period                                   $ 1.16  $ 1.11  $1.04  $1.00  $0.79
Number of accumulation units outstanding at end of period (000 omitted)       452      79     25     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                             $ 1.52  $ 1.41  $1.25  $0.94  $1.00
Accumulation unit value at end of period                                   $ 1.73  $ 1.52  $1.41  $1.25  $0.94
Number of accumulation units outstanding at end of period (000 omitted)        42      40     --     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --     --
Accumulation unit value at end of period                                   $ 1.08      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        12      --     --     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --     --
Accumulation unit value at end of period                                   $ 1.08      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.08  $1.00     --     --
Accumulation unit value at end of period                                   $ 1.24  $ 1.13  $1.08     --     --
Number of accumulation units outstanding at end of period (000 omitted)        14      17     14     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.08  $ 1.07  $1.00     --     --
Accumulation unit value at end of period                                   $ 1.19  $ 1.08  $1.07     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                             $ 1.40  $ 1.37  $1.33  $0.94  $1.00
Accumulation unit value at end of period                                   $ 1.49  $ 1.40  $1.37  $1.33  $0.94
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                             $ 1.38  $ 1.34  $1.23  $0.95  $1.00
Accumulation unit value at end of period                                   $ 1.58  $ 1.38  $1.34  $1.23  $0.95
Number of accumulation units outstanding at end of period (000 omitted)        74      71     10     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.37  $ 1.19  $1.00     --     --
Accumulation unit value at end of period                                   $ 1.81  $ 1.37  $1.19     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,243     784    295     --     --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                             $ 1.34  $ 1.19  $1.11  $0.92  $1.00
Accumulation unit value at end of period                                   $ 1.31  $ 1.34  $1.19  $1.11  $0.92
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.05  $1.00     --     --
Accumulation unit value at end of period                                   $ 1.05  $ 1.05  $1.05     --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,925   1,618    526     --     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.24  $ 1.12  $1.00     --     --
Accumulation unit value at end of period                                   $ 1.52  $ 1.24  $1.12     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --     --
--------------------------------------------------------------------------------------------------------------



138 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006   2005   2004   2003   2002
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                              $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                                                    $1.01  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of period (000 omitted)                       570    200     32     --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                              $1.12  $1.09  $1.00     --     --
Accumulation unit value at end of period                                                    $1.30  $1.12  $1.09     --     --
Number of accumulation units outstanding at end of period (000 omitted)                        57     55     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                              $1.00     --     --     --     --
Accumulation unit value at end of period                                                    $1.06     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                       315     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                              $1.21  $1.17  $1.00     --     --
Accumulation unit value at end of period                                                    $1.42  $1.21  $1.17     --     --
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.21  $1.13  $1.00     --     --
Accumulation unit value at end of period                                                    $1.28  $1.21  $1.13     --     --
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period                                                    $1.07  $1.05  $1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)                       426    251     92     --     --
-----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                                              $1.36  $1.34  $1.28  $1.00     --
Accumulation unit value at end of period                                                    $1.46  $1.36  $1.34  $1.28     --
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period                                                    $1.20  $1.05  $1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)                        54     55     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.25  $1.14  $1.00     --     --
Accumulation unit value at end of period                                                    $1.50  $1.25  $1.14     --     --
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                              $1.22  $1.18  $1.13  $1.00  $1.00
Accumulation unit value at end of period                                                    $1.31  $1.22  $1.18  $1.13  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                              $1.08  $1.07  $1.05  $1.04  $1.00
Accumulation unit value at end of period                                                    $1.10  $1.08  $1.07  $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        84     60      7     --    118
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                              $1.39  $1.30  $1.22  $0.96  $1.00
Accumulation unit value at end of period                                                    $1.54  $1.39  $1.30  $1.22  $0.96
Number of accumulation units outstanding at end of period (000 omitted)                        18      9      9     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                              $1.56  $1.49  $1.34  $0.98  $1.00
Accumulation unit value at end of period                                                    $1.69  $1.56  $1.49  $1.34  $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        10     11     --     --     --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                              $1.27  $1.28  $1.20  $1.03  $1.00
Accumulation unit value at end of period                                                    $1.36  $1.27  $1.28  $1.20  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        51     35      4     32     32
-----------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 139

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2006    2005    2004   2003   2002
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                     $ 1.58  $ 1.39  $1.19  $0.93  $1.00
Accumulation unit value at end of period                                           $ 1.91  $ 1.58  $1.39  $1.19  $0.93
Number of accumulation units outstanding at end of period (000 omitted)                31      25     --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                     $ 1.41  $ 1.38  $1.32  $0.96  $1.00
Accumulation unit value at end of period                                           $ 1.46  $ 1.41  $1.38  $1.32  $0.96
Number of accumulation units outstanding at end of period (000 omitted)                32      31      2     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                     $ 1.55  $ 1.42  $1.21  $0.95  $1.00
Accumulation unit value at end of period                                           $ 1.84  $ 1.55  $1.42  $1.21  $0.95
Number of accumulation units outstanding at end of period (000 omitted)                45      43     43     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                     $ 1.27  $ 1.31  $1.23  $1.08  $1.00
Accumulation unit value at end of period                                           $ 1.32  $ 1.27  $1.31  $1.23  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                59      45      4     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                     $ 1.09  $ 1.05  $1.02  $0.91  $1.00
Accumulation unit value at end of period                                           $ 1.19  $ 1.09  $1.05  $1.02  $0.91
Number of accumulation units outstanding at end of period (000 omitted)                --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                     $ 1.57  $ 1.37  $1.21  $0.97  $1.00
Accumulation unit value at end of period                                           $ 1.72  $ 1.57  $1.37  $1.21  $0.97
Number of accumulation units outstanding at end of period (000 omitted)             2,526   1,386    524     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                     $ 1.50  $ 1.26  $1.27  $1.00     --
Accumulation unit value at end of period                                           $ 1.68  $ 1.50  $1.26  $1.27     --
Number of accumulation units outstanding at end of period (000 omitted)                --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                     $ 1.11  $ 1.05  $1.01  $0.85  $1.00
Accumulation unit value at end of period                                           $ 1.23  $ 1.11  $1.05  $1.01  $0.85
Number of accumulation units outstanding at end of period (000 omitted)                --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                     $ 0.99  $ 0.95  $0.94  $0.72  $1.00
Accumulation unit value at end of period                                           $ 1.03  $ 0.99  $0.95  $0.94  $0.72
Number of accumulation units outstanding at end of period (000 omitted)                --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                     $ 1.30  $ 1.29  $1.20  $1.00     --
Accumulation unit value at end of period                                           $ 1.42  $ 1.30  $1.29  $1.20     --
Number of accumulation units outstanding at end of period (000 omitted)                11      11     42     33     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.03  $ 1.03  $1.00     --     --
Accumulation unit value at end of period                                           $ 1.06  $ 1.03  $1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)               581     540    162     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                     $ 1.72  $ 1.48  $1.21  $0.89  $1.00
Accumulation unit value at end of period                                           $ 1.90  $ 1.72  $1.48  $1.21  $0.89
Number of accumulation units outstanding at end of period (000 omitted)               374     196     54     19     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.28  $ 1.10  $1.00     --     --
Accumulation unit value at end of period                                           $ 1.48  $ 1.28  $1.10     --     --
Number of accumulation units outstanding at end of period (000 omitted)               563     521    295     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                     $ 1.45  $ 1.46  $1.30  $1.00     --
Accumulation unit value at end of period                                           $ 1.69  $ 1.45  $1.46  $1.30     --
Number of accumulation units outstanding at end of period (000 omitted)               323     299    191     95     --
----------------------------------------------------------------------------------------------------------------------



140 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2006    2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   $ 1.90  $1.70  $1.32  $1.00     --
Accumulation unit value at end of period                                         $ 2.25  $1.90  $1.70  $1.32     --
Number of accumulation units outstanding at end of period (000 omitted)              49     58    102     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.11  $1.09  $1.00     --     --
Accumulation unit value at end of period                                         $ 1.27  $1.11  $1.09     --     --
Number of accumulation units outstanding at end of period (000 omitted)              --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                   $ 1.47  $1.38  $1.14  $0.88  $1.00
Accumulation unit value at end of period                                         $ 1.69  $1.47  $1.38  $1.14  $0.88
Number of accumulation units outstanding at end of period (000 omitted)              22     22     23     20     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                   $ 1.14  $1.11  $1.01  $0.75  $1.00
Accumulation unit value at end of period                                         $ 1.22  $1.14  $1.11  $1.01  $0.75
Number of accumulation units outstanding at end of period (000 omitted)              --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                   $ 1.29  $1.19  $1.07  $0.87  $1.00
Accumulation unit value at end of period                                         $ 1.50  $1.29  $1.19  $1.07  $0.87
Number of accumulation units outstanding at end of period (000 omitted)             154     --    138    153     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                   $ 1.34  $1.24  $1.07  $0.83  $1.00
Accumulation unit value at end of period                                         $ 1.60  $1.34  $1.24  $1.07  $0.83
Number of accumulation units outstanding at end of period (000 omitted)              --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.10  $1.16  $1.00     --     --
Accumulation unit value at end of period                                         $ 1.22  $1.10  $1.16     --     --
Number of accumulation units outstanding at end of period (000 omitted)           1,306    732    195     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.20  $1.12  $1.00     --     --
Accumulation unit value at end of period                                         $ 1.43  $1.20  $1.12     --     --
Number of accumulation units outstanding at end of period (000 omitted)              21     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                                   $ 1.82  $1.64  $1.33  $1.00     --
Accumulation unit value at end of period                                         $ 2.07  $1.82  $1.64  $1.33     --
Number of accumulation units outstanding at end of period (000 omitted)             676    425    165     --     --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                                   $ 1.57  $1.51  $1.33  $1.00     --
Accumulation unit value at end of period                                         $ 1.75  $1.57  $1.51  $1.33     --
Number of accumulation units outstanding at end of period (000 omitted)              --     --     54     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.10  $1.07  $1.00     --     --
Accumulation unit value at end of period                                         $ 1.16  $1.10  $1.07     --     --
Number of accumulation units outstanding at end of period (000 omitted)               7      7     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                                   $ 1.44  $1.37  $1.25  $1.00     --
Accumulation unit value at end of period                                         $ 1.60  $1.44  $1.37  $1.25     --
Number of accumulation units outstanding at end of period (000 omitted)              --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                   $ 1.09  $1.04  $0.95  $0.80  $1.00
Accumulation unit value at end of period                                         $ 1.21  $1.09  $1.04  $0.95  $0.80
Number of accumulation units outstanding at end of period (000 omitted)              --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                   $ 1.03  $1.00  $0.96  $0.73  $1.00
Accumulation unit value at end of period                                         $ 1.14  $1.03  $1.00  $0.96  $0.73
Number of accumulation units outstanding at end of period (000 omitted)              --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 141

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005    2004   2003   2002
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.14  $ 1.13  $1.04  $0.92  $1.00
Accumulation unit value at end of period                                 $ 1.25  $ 1.14  $1.13  $1.04  $0.92
Number of accumulation units outstanding at end of period (000 omitted)      33      45     --     --     --
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.95  $ 1.70  $1.33  $1.00     --
Accumulation unit value at end of period                                 $ 2.51  $ 1.95  $1.70  $1.33     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.61  $ 1.41  $1.10  $0.85  $1.00
Accumulation unit value at end of period                                 $ 2.07  $ 1.61  $1.41  $1.10  $0.85
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.29  $1.23  $0.96  $1.00
Accumulation unit value at end of period                                 $ 1.41  $ 1.33  $1.29  $1.23  $0.96
Number of accumulation units outstanding at end of period (000 omitted)     239     206     63     --     --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.70  $ 1.51  $1.30  $0.92  $1.00
Accumulation unit value at end of period                                 $ 1.96  $ 1.70  $1.51  $1.30  $0.92
Number of accumulation units outstanding at end of period (000 omitted)      62      54    101     83     --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.70  $ 1.58  $1.35  $0.95  $1.00
Accumulation unit value at end of period                                 $ 1.91  $ 1.70  $1.58  $1.35  $0.95
Number of accumulation units outstanding at end of period (000 omitted)      17      19     --     --     --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.19  $1.12  $1.04  $1.00
Accumulation unit value at end of period                                 $ 1.26  $ 1.20  $1.19  $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)   1,584   1,042    417     --     --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.12  $ 1.09  $1.00  $0.81  $1.00
Accumulation unit value at end of period                                 $ 1.28  $ 1.12  $1.09  $1.00  $0.81
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --
------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.32  $ 1.18  $1.12  $0.97  $1.00
Accumulation unit value at end of period                                 $ 1.33  $ 1.32  $1.18  $1.12  $0.97
Number of accumulation units outstanding at end of period (000 omitted)       5       5     --     --     --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.05  $1.02  $1.05  $1.00
Accumulation unit value at end of period                                 $ 1.08  $ 1.06  $1.05  $1.02  $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.20  $1.06  $0.84  $1.00
Accumulation unit value at end of period                                 $ 1.67  $ 1.33  $1.20  $1.06  $0.84
Number of accumulation units outstanding at end of period (000 omitted)      12      14     14     --     --
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $ 1.24  $ 1.18  $1.00     --     --
Accumulation unit value at end of period                                 $ 1.43  $ 1.24  $1.18     --     --
Number of accumulation units outstanding at end of period (000 omitted)     211      --     --     --     --
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.24  $ 1.13  $0.97  $0.74  $1.00
Accumulation unit value at end of period                                 $ 1.29  $ 1.24  $1.13  $0.97  $0.74
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (3/1/2002)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.03  $0.96  $0.82  $1.00
Accumulation unit value at end of period                                 $ 1.18  $ 1.05  $1.03  $0.96  $0.82
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --
------------------------------------------------------------------------------------------------------------



142 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                              2006    2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                                  $ 0.97  $0.96  $0.97  $0.99  $1.00
Accumulation unit value at end of period                                        $ 1.00  $0.97  $0.96  $0.97  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            174     48     24     21    132
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                                  $ 1.04  $1.04  $1.01  $1.01  $1.00
Accumulation unit value at end of period                                        $ 1.07  $1.04  $1.04  $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)            638     --     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/1/2002)
Accumulation unit value at beginning of period                                  $ 1.42  $1.27  $1.10  $0.80  $1.00
Accumulation unit value at end of period                                        $ 1.67  $1.42  $1.27  $1.10  $0.80
Number of accumulation units outstanding at end of period (000 omitted)          1,423    623     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.53  $1.17  $1.00     --     --
Accumulation unit value at end of period                                        $ 2.02  $1.53  $1.17     --     --
Number of accumulation units outstanding at end of period (000 omitted)            558    432    191     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(5/1/2006)
Accumulation unit value at beginning of period                                  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                        $ 1.02     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            962     --     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.14  $1.07  $1.00     --     --
Accumulation unit value at end of period                                        $ 1.25  $1.14  $1.07     --     --
Number of accumulation units outstanding at end of period (000 omitted)             --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                                  $ 1.21  $1.19  $1.08  $0.92  $1.00
Accumulation unit value at end of period                                        $ 1.32  $1.21  $1.19  $1.08  $0.92
Number of accumulation units outstanding at end of period (000 omitted)            974    531    170     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                  $ 1.11  $1.10  $1.00     --     --
Accumulation unit value at end of period                                        $ 1.18  $1.11  $1.10     --     --
Number of accumulation units outstanding at end of period (000 omitted)            150     --     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.27  $1.14  $1.00     --     --
Accumulation unit value at end of period                                        $ 1.55  $1.27  $1.14     --     --
Number of accumulation units outstanding at end of period (000 omitted)             --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2003)
Accumulation unit value at beginning of period                                  $ 1.42  $1.36  $1.31  $1.00     --
Accumulation unit value at end of period                                        $ 1.60  $1.42  $1.36  $1.31     --
Number of accumulation units outstanding at end of period (000 omitted)            681    810    502     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.13  $1.10  $1.00     --     --
Accumulation unit value at end of period                                        $ 1.32  $1.13  $1.10     --     --
Number of accumulation units outstanding at end of period (000 omitted)             --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.42  $1.31  $1.22  $1.02  $1.00
Accumulation unit value at end of period                                        $ 1.39  $1.42  $1.31  $1.22  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            136    140     85     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.11  $1.08  $1.00     --     --
Accumulation unit value at end of period                                        $ 1.26  $1.11  $1.08     --     --
Number of accumulation units outstanding at end of period (000 omitted)              7      7     --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.08  $1.10  $1.00     --     --
Accumulation unit value at end of period                                        $ 1.23  $1.08  $1.10     --     --
Number of accumulation units outstanding at end of period (000 omitted)             --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 143

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004   2003   2002
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                                             $ 1.00  $ 1.00  $1.01  $1.02  $1.00
Accumulation unit value at end of period                                                   $ 1.02  $ 1.00  $1.00  $1.01  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       519     197     31     39     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/1/2002)
Accumulation unit value at beginning of period                                             $ 1.47  $ 1.42  $1.22  $0.84  $1.00
Accumulation unit value at end of period                                                   $ 1.61  $ 1.47  $1.42  $1.22  $0.84
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/31/2002)
Accumulation unit value at beginning of period                                             $ 1.58  $ 1.52  $1.29  $0.96  $1.00
Accumulation unit value at end of period                                                   $ 1.87  $ 1.58  $1.52  $1.29  $0.96
Number of accumulation units outstanding at end of period (000 omitted)                       763     746    325     --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                             $ 1.48  $ 1.45  $1.26  $0.98  $1.00
Accumulation unit value at end of period                                                   $ 1.69  $ 1.48  $1.45  $1.26  $0.98
Number of accumulation units outstanding at end of period (000 omitted)                     2,067   1,345    383      8      8
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                             $ 1.44  $ 1.34  $1.19  $0.96  $1.00
Accumulation unit value at end of period                                                   $ 1.64  $ 1.44  $1.34  $1.19  $0.96
Number of accumulation units outstanding at end of period (000 omitted)                         9       9      9     --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                             $ 1.99  $ 1.74  $1.29  $0.96  $1.00
Accumulation unit value at end of period                                                   $ 2.70  $ 1.99  $1.74  $1.29  $0.96
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.58  $ 1.37  $1.00     --     --
Accumulation unit value at end of period                                                   $ 2.13  $ 1.58  $1.37     --     --
Number of accumulation units outstanding at end of period (000 omitted)                        38      38     21     --     --
------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.43  $ 1.20  $1.00     --     --
Accumulation unit value at end of period                                                   $ 1.93  $ 1.43  $1.20     --     --
Number of accumulation units outstanding at end of period (000 omitted)                       202     135     32     --     --
------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.26  $ 1.15  $1.00     --     --
Accumulation unit value at end of period                                                   $ 1.33  $ 1.26  $1.15     --     --
Number of accumulation units outstanding at end of period (000 omitted)                       631     493    197     --     --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                                             $ 1.37  $ 1.33  $1.24  $1.00     --
Accumulation unit value at end of period                                                   $ 1.51  $ 1.37  $1.33  $1.24     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --    166     --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                                             $ 1.44  $ 1.42  $1.30  $1.00     --
Accumulation unit value at end of period                                                   $ 1.73  $ 1.44  $1.42  $1.30     --
Number of accumulation units outstanding at end of period (000 omitted)                        19      --     --     --     --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2003)
Accumulation unit value at beginning of period                                             $ 1.44  $ 1.39  $1.27  $1.00     --
Accumulation unit value at end of period                                                   $ 1.67  $ 1.44  $1.39  $1.27     --
Number of accumulation units outstanding at end of period (000 omitted)                       409     465    288     --     --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                                             $ 1.61  $ 1.49  $1.39  $1.00     --
Accumulation unit value at end of period                                                   $ 1.91  $ 1.61  $1.49  $1.39     --
Number of accumulation units outstanding at end of period (000 omitted)                         4       4      4     --     --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                                             $ 1.27  $ 1.33  $1.24  $1.00     --
Accumulation unit value at end of period                                                   $ 1.45  $ 1.27  $1.33  $1.24     --
Number of accumulation units outstanding at end of period (000 omitted)                        12      12      9     --     --
------------------------------------------------------------------------------------------------------------------------------



144 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006    2005   2004   2003  2002
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.37  $1.32  $1.30  $1.00    --
Accumulation unit value at end of period                                 $ 1.37  $1.37  $1.32  $1.30    --
Number of accumulation units outstanding at end of period (000 omitted)   1,018    753    275    127    --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 0.98  $0.98  $0.99  $1.00    --
Accumulation unit value at end of period                                 $ 1.01  $0.98  $0.98  $0.99    --
Number of accumulation units outstanding at end of period (000 omitted)      50     31     --     --    --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.74  $1.67  $1.49  $1.00    --
Accumulation unit value at end of period                                 $ 2.10  $1.74  $1.67  $1.49    --
Number of accumulation units outstanding at end of period (000 omitted)       5      5      5     --    --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                           $ 1.04  $1.04  $1.01  $1.00    --
Accumulation unit value at end of period                                 $ 1.06  $1.04  $1.04  $1.01    --
Number of accumulation units outstanding at end of period (000 omitted)   1,856    658    206     --    --
----------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 145

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2006    2005    2004   2003
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.52  $ 1.46  $1.35  $1.00
Accumulation unit value at end of period                                   $ 1.68  $ 1.52  $1.46  $1.35
Number of accumulation units outstanding at end of period (000 omitted)       164     179    110     27
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.44  $ 1.35  $1.30  $1.00
Accumulation unit value at end of period                                   $ 1.50  $ 1.44  $1.35  $1.30
Number of accumulation units outstanding at end of period (000 omitted)       425      51     40     --
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.64  $ 1.53  $1.35  $1.00
Accumulation unit value at end of period                                   $ 1.88  $ 1.64  $1.53  $1.35
Number of accumulation units outstanding at end of period (000 omitted)        32      32     33      1
-------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                             $ 1.00      --     --     --
Accumulation unit value at end of period                                   $ 1.08      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.13  $ 1.08  $1.00     --
Accumulation unit value at end of period                                   $ 1.23  $ 1.13  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)        35      38     13     --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.25  $ 1.23  $1.15  $1.00
Accumulation unit value at end of period                                   $ 1.37  $ 1.25  $1.23  $1.15
Number of accumulation units outstanding at end of period (000 omitted)        45      --     --     --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.47  $ 1.45  $1.40  $1.00
Accumulation unit value at end of period                                   $ 1.57  $ 1.47  $1.45  $1.40
Number of accumulation units outstanding at end of period (000 omitted)        80      86     87      9
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.48  $ 1.44  $1.32  $1.00
Accumulation unit value at end of period                                   $ 1.70  $ 1.48  $1.44  $1.32
Number of accumulation units outstanding at end of period (000 omitted)        31      31     30     47
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.37  $ 1.19  $1.00     --
Accumulation unit value at end of period                                   $ 1.81  $ 1.37  $1.19     --
Number of accumulation units outstanding at end of period (000 omitted)     1,131     914    344     --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                             $ 1.49  $ 1.32  $1.24  $1.00
Accumulation unit value at end of period                                   $ 1.45  $ 1.49  $1.32  $1.24
Number of accumulation units outstanding at end of period (000 omitted)        19      19     20      3
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.05  $ 1.05  $1.00     --
Accumulation unit value at end of period                                   $ 1.04  $ 1.05  $1.05     --
Number of accumulation units outstanding at end of period (000 omitted)     2,234   2,258    901     --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.24  $ 1.12  $1.00     --
Accumulation unit value at end of period                                   $ 1.52  $ 1.24  $1.12     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.06  $ 1.06  $1.00     --
Accumulation unit value at end of period                                   $ 1.01  $ 1.06  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)       529     219     46     --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                             $ 1.12  $ 1.09  $1.00     --
Accumulation unit value at end of period                                   $ 1.30  $ 1.12  $1.09     --
Number of accumulation units outstanding at end of period (000 omitted)        --      --     --     --
-------------------------------------------------------------------------------------------------------



146 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --      --
Accumulation unit value at end of period                                  $1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     175      --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                                  $1.41   $1.21   $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                            $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                                  $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                                  $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)     395     227      90      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                                  $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                                  $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --
-------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.23   $1.20   $1.15   $1.00
Accumulation unit value at end of period                                  $1.33   $1.23   $1.20   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      26      40      40      20
-------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)     370     418     306     185
-------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.49   $1.40   $1.31   $1.00
Accumulation unit value at end of period                                  $1.65   $1.49   $1.40   $1.31
Number of accumulation units outstanding at end of period (000 omitted)     128     142      76      35
-------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.62   $1.55   $1.39   $1.00
Accumulation unit value at end of period                                  $1.76   $1.62   $1.55   $1.39
Number of accumulation units outstanding at end of period (000 omitted)      77      90      45      18
-------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.21   $1.22   $1.15   $1.00
Accumulation unit value at end of period                                  $1.29   $1.21   $1.22   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     177     175     111      95
-------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.78   $1.57   $1.34   $1.00
Accumulation unit value at end of period                                  $2.15   $1.78   $1.57   $1.34
Number of accumulation units outstanding at end of period (000 omitted)      78      64      45      28
-------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.49   $1.47   $1.40   $1.00
Accumulation unit value at end of period                                  $1.55   $1.49   $1.47   $1.40
Number of accumulation units outstanding at end of period (000 omitted)     142     154     113      29
-------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $1.67   $1.54   $1.31   $1.00
Accumulation unit value at end of period                                  $1.99   $1.67   $1.54   $1.31
Number of accumulation units outstanding at end of period (000 omitted)     124     102     111      54
-------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 147

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006     2005     2004    2003
---------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $ 1.21   $ 1.17   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      244      252     167      60
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.68   $ 1.47   $1.30   $1.00
Accumulation unit value at end of period                                  $ 1.84   $ 1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period (000 omitted)    2,760    1,602     814     205
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.35   $1.34   $1.00
Accumulation unit value at end of period                                  $ 1.47   $ 1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period (000 omitted)       13       21       7       5
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.03   $1.00      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)      282      242      11      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.96   $ 1.69   $1.38   $1.00
Accumulation unit value at end of period                                  $ 2.16   $ 1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period (000 omitted)      488      330     213     143
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.89   $ 1.62   $1.46   $1.00
Accumulation unit value at end of period                                  $ 2.18   $ 1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period (000 omitted)      445      418     246       5
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.12   $1.00      --
Accumulation unit value at end of period                                  $ 1.30   $ 1.12   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)      404      324     151      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $ 1.96   $ 1.76   $1.36   $1.00
Accumulation unit value at end of period                                  $ 2.31   $ 1.96   $1.76   $1.36
Number of accumulation units outstanding at end of period (000 omitted)      104      114      78      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.09   $1.00      --
Accumulation unit value at end of period                                  $ 1.27   $ 1.11   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.77   $ 1.66   $1.37   $1.00
Accumulation unit value at end of period                                  $ 2.04   $ 1.77   $1.66   $1.37
Number of accumulation units outstanding at end of period (000 omitted)       94       88      85      50
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2
(1/29/2003)
Accumulation unit value at beginning of period                            $ 1.55   $ 1.50   $1.37   $1.00
Accumulation unit value at end of period                                  $ 1.65   $ 1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period (000 omitted)       --        7      --       5
---------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.50   $ 1.38   $1.25   $1.00
Accumulation unit value at end of period                                  $ 1.75   $ 1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period (000 omitted)      611      526     516     349
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.68   $ 1.55   $1.34   $1.00
Accumulation unit value at end of period                                  $ 2.00   $ 1.68   $1.55   $1.34
Number of accumulation units outstanding at end of period (000 omitted)      186      154     105      44
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.16   $1.00      --
Accumulation unit value at end of period                                  $ 1.22   $ 1.10   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)    1,468      826     291      --
---------------------------------------------------------------------------------------------------------



148 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006     2005     2004    2003
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.12   $1.00      --
Accumulation unit value at end of period                                  $ 1.43   $ 1.20   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)        9        9       6      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.19   $1.00      --
Accumulation unit value at end of period                                  $ 1.51   $ 1.32   $1.19      --
Number of accumulation units outstanding at end of period (000 omitted)      978      575     248      --
---------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.31   $1.22   $1.00
Accumulation unit value at end of period                                  $ 1.41   $ 1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period (000 omitted)        2        2       2       2
---------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.39   $1.33   $1.00
Accumulation unit value at end of period                                  $ 1.59   $ 1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period (000 omitted)       24       22      21      --
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.27   $1.17   $1.00
Accumulation unit value at end of period                                  $ 1.40   $ 1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      531      435     401     240
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.90   $ 1.66   $1.30   $1.00
Accumulation unit value at end of period                                  $ 2.44   $ 1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period (000 omitted)       89       94      97      12
---------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.41   $ 1.37   $1.31   $1.00
Accumulation unit value at end of period                                  $ 1.49   $ 1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period (000 omitted)      314      284     126      59
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.90   $ 1.70   $1.46   $1.00
Accumulation unit value at end of period                                  $ 2.19   $ 1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period (000 omitted)       42       15      12       4
---------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.19   $ 1.19   $1.11   $1.00
Accumulation unit value at end of period                                  $ 1.27   $ 1.19   $1.19   $1.11
Number of accumulation units outstanding at end of period (000 omitted)       51       52      51      21
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.81   $ 1.68   $1.44   $1.00
Accumulation unit value at end of period                                  $ 2.04   $ 1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period (000 omitted)       30       40      33      29
---------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.14   $1.07   $1.00
Accumulation unit value at end of period                                  $ 1.20   $ 1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)    2,256    1,716     851     141
---------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.40   $1.29   $1.00
Accumulation unit value at end of period                                  $ 1.65   $ 1.45   $1.40   $1.29
Number of accumulation units outstanding at end of period (000 omitted)        7        2       2      --
---------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.25   $1.19   $1.00
Accumulation unit value at end of period                                  $ 1.40   $ 1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period (000 omitted)      167      158     148      10
---------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.69   $ 1.53   $1.34   $1.00
Accumulation unit value at end of period                                  $ 2.12   $ 1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period (000 omitted)       53       51      54      41
---------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 149

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006    2005   2004   2003
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.38  $ 1.33  $1.26  $1.00
Accumulation unit value at end of period                                                   $ 1.50  $ 1.38  $1.33  $1.26
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.24  $ 1.18  $1.00     --
Accumulation unit value at end of period                                                   $ 1.43  $ 1.24  $1.18     --
Number of accumulation units outstanding at end of period (000 omitted)                       263       6      3     --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.70  $ 1.54  $1.32  $1.00
Accumulation unit value at end of period                                                   $ 1.76  $ 1.70  $1.54  $1.32
Number of accumulation units outstanding at end of period (000 omitted)                         2       2      2     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 0.98  $ 0.98  $0.99  $1.00
Accumulation unit value at end of period                                                   $ 1.01  $ 0.98  $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        91      70    179     55
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.05  $ 1.05  $1.02  $1.00
Accumulation unit value at end of period                                                   $ 1.07  $ 1.05  $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       547     165    169     63
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.86  $ 1.67  $1.44  $1.00
Accumulation unit value at end of period                                                   $ 2.18  $ 1.86  $1.67  $1.44
Number of accumulation units outstanding at end of period (000 omitted)                     1,033     512     31      9
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.53  $ 1.17  $1.00     --
Accumulation unit value at end of period                                                   $ 2.02  $ 1.53  $1.17     --
Number of accumulation units outstanding at end of period (000 omitted)                       594     469    225     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                             $ 1.00      --     --     --
Accumulation unit value at end of period                                                   $ 1.02      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,411      --     --     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.38  $ 1.29  $1.22  $1.00
Accumulation unit value at end of period                                                   $ 1.50  $ 1.38  $1.29  $1.22
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.20  $ 1.10  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,551     960    372     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.09  $1.00     --
Accumulation unit value at end of period                                                   $ 1.18  $ 1.11  $1.09     --
Number of accumulation units outstanding at end of period (000 omitted)                       103      --     --     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.27  $ 1.14  $1.00     --
Accumulation unit value at end of period                                                   $ 1.55  $ 1.27  $1.14     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $ 1.05  $1.00     --
Accumulation unit value at end of period                                                   $ 1.24  $ 1.10  $1.05     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,183   1,307    818     --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.13  $ 1.10  $1.00     --
Accumulation unit value at end of period                                                   $ 1.32  $ 1.13  $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------



150 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2006    2005    2004   2003
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.45  $ 1.35  $1.26  $1.00
Accumulation unit value at end of period                                              $ 1.43  $ 1.45  $1.35  $1.26
Number of accumulation units outstanding at end of period (000 omitted)                  158     161    118     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.42  $ 1.39  $1.28  $1.00
Accumulation unit value at end of period                                              $ 1.61  $ 1.42  $1.39  $1.28
Number of accumulation units outstanding at end of period (000 omitted)                   38      48     30     22
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $ 1.08  $ 1.10  $1.00     --
Accumulation unit value at end of period                                              $ 1.23  $ 1.08  $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                   --      --     --     --
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 0.98  $ 0.98  $0.99  $1.00
Accumulation unit value at end of period                                              $ 1.00  $ 0.98  $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                  641     492    399    234
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.71  $ 1.64  $1.40  $1.00
Accumulation unit value at end of period                                              $ 2.02  $ 1.71  $1.64  $1.40
Number of accumulation units outstanding at end of period (000 omitted)                  648     720    337      3
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.22  $ 1.25  $1.20  $1.00
Accumulation unit value at end of period                                              $ 1.33  $ 1.22  $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)                   19      26     20      7
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.85  $ 1.67  $1.42  $1.00
Accumulation unit value at end of period                                              $ 2.26  $ 1.85  $1.67  $1.42
Number of accumulation units outstanding at end of period (000 omitted)                   --      --     --     --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.02  $ 1.02  $1.00  $1.00
Accumulation unit value at end of period                                              $ 1.05  $ 1.02  $1.02  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   15      15     14      7
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON APRIL 30, 2007.
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.53  $ 1.43  $1.27  $1.00
Accumulation unit value at end of period                                              $ 1.75  $ 1.53  $1.43  $1.27
Number of accumulation units outstanding at end of period (000 omitted)                   --      --     --     --
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.45  $ 1.42  $1.26  $1.00
Accumulation unit value at end of period                                              $ 1.74  $ 1.45  $1.42  $1.26
Number of accumulation units outstanding at end of period (000 omitted)                    9      22     16      6
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.68  $ 1.50  $1.30  $1.00
Accumulation unit value at end of period                                              $ 1.83  $ 1.68  $1.50  $1.30
Number of accumulation units outstanding at end of period (000 omitted)                    2       2      2      2
------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.86  $ 1.70  $1.39  $1.00
Accumulation unit value at end of period                                              $ 2.13  $ 1.86  $1.70  $1.39
Number of accumulation units outstanding at end of period (000 omitted)                    8      10      5      2
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                        $ 1.53  $ 1.50  $1.30  $1.00
Accumulation unit value at end of period                                              $ 1.75  $ 1.53  $1.50  $1.30
Number of accumulation units outstanding at end of period (000 omitted)                1,995   1,445    538     25
------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 151

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004   2003
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 1.55  $ 1.44  $1.29  $1.00
Accumulation unit value at end of period                                                   $ 1.77  $ 1.55  $1.44  $1.29
Number of accumulation units outstanding at end of period (000 omitted)                        51      30     17      3
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                             $ 2.18  $ 1.90  $1.42  $1.00
Accumulation unit value at end of period                                                   $ 2.96  $ 2.18  $1.90  $1.42
Number of accumulation units outstanding at end of period (000 omitted)                         6      --     12     12
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.57  $ 1.37  $1.00     --
Accumulation unit value at end of period                                                   $ 2.13  $ 1.57  $1.37     --
Number of accumulation units outstanding at end of period (000 omitted)                        16      17      6     --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.43  $ 1.20  $1.00     --
Accumulation unit value at end of period                                                   $ 1.93  $ 1.43  $1.20     --
Number of accumulation units outstanding at end of period (000 omitted)                       184     128     28     --
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.26  $ 1.15  $1.00     --
Accumulation unit value at end of period                                                   $ 1.33  $ 1.26  $1.15     --
Number of accumulation units outstanding at end of period (000 omitted)                       615     523    221     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.22  $ 1.11  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        15      15     16     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.31  $ 1.09  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.12  $ 1.08  $1.00     --
Accumulation unit value at end of period                                                   $ 1.30  $ 1.12  $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                       653     691    438     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.19  $ 1.10  $1.00     --
Accumulation unit value at end of period                                                   $ 1.41  $ 1.19  $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)                        21      21     21     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.02  $ 1.06  $1.00     --
Accumulation unit value at end of period                                                   $ 1.15  $ 1.02  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                        11      11     11     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.07  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                   $ 1.07  $ 1.07  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,231   1,106    385     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.00  $ 0.99  $1.00     --
Accumulation unit value at end of period                                                   $ 1.03  $ 1.00  $0.99     --
Number of accumulation units outstanding at end of period (000 omitted)                       181      56     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $ 1.06  $1.00     --
Accumulation unit value at end of period                                                   $ 1.33  $ 1.10  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --     --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.03  $ 1.03  $1.00     --
Accumulation unit value at end of period                                                   $ 1.05  $ 1.03  $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                     3,395   1,455    623     --
-----------------------------------------------------------------------------------------------------------------------



152 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2006     2005    2004
--------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.11  $  1.07  $ 1.00
Accumulation unit value at end of period                                                    $  1.23  $  1.11  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                       4,263    5,023   3,225
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.13  $  1.06  $ 1.00
Accumulation unit value at end of period                                                    $  1.18  $  1.13  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                       2,008        3       3
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.18  $  1.10  $ 1.00
Accumulation unit value at end of period                                                    $  1.35  $  1.18  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                          19       19      12
--------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.13  $  1.07  $ 1.00
Accumulation unit value at end of period                                                    $  1.23  $  1.13  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                       1,204    1,379     900
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.08  $  1.07  $ 1.00
Accumulation unit value at end of period                                                    $  1.19  $  1.08  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.11  $  1.08  $ 1.00
Accumulation unit value at end of period                                                    $  1.27  $  1.11  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                         170      126      90
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.36  $  1.19  $ 1.00
Accumulation unit value at end of period                                                    $  1.81  $  1.36  $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                      13,071    8,418   3,162
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.05  $  1.05  $ 1.00
Accumulation unit value at end of period                                                    $  1.04  $  1.05  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                      24,580   21,086   7,249
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.24  $  1.12  $ 1.00
Accumulation unit value at end of period                                                    $  1.52  $  1.24  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.06  $  1.06  $ 1.00
Accumulation unit value at end of period                                                    $  1.01  $  1.06  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                      19,124    6,266   2,495
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.12  $  1.09  $ 1.00
Accumulation unit value at end of period                                                    $  1.30  $  1.12  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                          29       15      26
--------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                              $  1.00       --      --
Accumulation unit value at end of period                                                    $  1.06       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       8,585       --      --
--------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.21  $  1.17  $ 1.00
Accumulation unit value at end of period                                                    $  1.41  $  1.21  $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.21  $  1.13  $ 1.00
Accumulation unit value at end of period                                                    $  1.27  $  1.21  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 153

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2006     2005    2004
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.04  $  1.03  $ 1.00
Accumulation unit value at end of period                                                    $  1.07  $  1.04  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                       6,310    2,901   1,117
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.05  $  1.02  $ 1.00
Accumulation unit value at end of period                                                    $  1.19  $  1.05  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                          67       71      72
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.25  $  1.14  $ 1.00
Accumulation unit value at end of period                                                    $  1.50  $  1.25  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                          24       26       7
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.03  $  1.03  $ 1.00
Accumulation unit value at end of period                                                    $  1.05  $  1.03  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                       7,281    6,140   1,507
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.16  $  1.09  $ 1.00
Accumulation unit value at end of period                                                    $  1.28  $  1.16  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                         791       94      57
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.17  $  1.12  $ 1.00
Accumulation unit value at end of period                                                    $  1.27  $  1.17  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                       1,676    1,358      27
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.04  $  1.05  $ 1.00
Accumulation unit value at end of period                                                    $  1.11  $  1.04  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                       4,322    3,658     885
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.30  $  1.14  $ 1.00
Accumulation unit value at end of period                                                    $  1.57  $  1.30  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                       2,433    1,444      79
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.06  $  1.04  $ 1.00
Accumulation unit value at end of period                                                    $  1.10  $  1.06  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                       5,524    3,401   1,048
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.24  $  1.14  $ 1.00
Accumulation unit value at end of period                                                    $  1.47  $  1.24  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                         401      390     173
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.05  $  1.08  $ 1.00
Accumulation unit value at end of period                                                    $  1.09  $  1.05  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                       7,283    5,441   1,507
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.27  $  1.11  $ 1.00
Accumulation unit value at end of period                                                    $  1.38  $  1.27  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                      45,962   19,309   6,485
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.06  $  1.03  $ 1.00
Accumulation unit value at end of period                                                    $  1.11  $  1.06  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                          15       --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.03  $  1.03  $ 1.00
Accumulation unit value at end of period                                                    $  1.05  $  1.03  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                      10,450    8,474   3,024
--------------------------------------------------------------------------------------------------------------------



154 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.40  $ 1.21  $ 1.00
Accumulation unit value at end of period                                                    $  1.55  $ 1.40  $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                       6,670   2,154     194
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.28  $ 1.10  $ 1.00
Accumulation unit value at end of period                                                    $  1.48  $ 1.28  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                       5,282   5,025   3,210
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.12  $ 1.12  $ 1.00
Accumulation unit value at end of period                                                    $  1.30  $ 1.12  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                       1,382   1,066     516
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $  1.50  $ 1.34  $ 1.00
Accumulation unit value at end of period                                                    $  1.77  $ 1.50  $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                         270     252     119
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.11  $ 1.09  $ 1.00
Accumulation unit value at end of period                                                    $  1.27  $ 1.11  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                          68      53      34
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.11  $ 1.08  $ 1.00
Accumulation unit value at end of period                                                    $  1.18  $ 1.11  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                          98     115     111
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.18  $ 1.09  $ 1.00
Accumulation unit value at end of period                                                    $  1.37  $ 1.18  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                       6,611     374     369
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.10  $ 1.16  $ 1.00
Accumulation unit value at end of period                                                    $  1.22  $ 1.10  $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                      18,800   7,744   2,656
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.20  $ 1.12  $ 1.00
Accumulation unit value at end of period                                                    $  1.43  $ 1.20  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                         112      57      25
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.32  $ 1.19  $ 1.00
Accumulation unit value at end of period                                                    $  1.51  $ 1.32  $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                      14,517   6,833   2,746
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.10  $ 1.07  $ 1.00
Accumulation unit value at end of period                                                    $  1.15  $ 1.10  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                          14      34      22
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.07  $ 1.04  $ 1.00
Accumulation unit value at end of period                                                    $  1.19  $ 1.07  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                          10      11      12
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.09  $ 1.09  $ 1.00
Accumulation unit value at end of period                                                    $  1.20  $ 1.09  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                         106      69      53
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                              $  1.42  $ 1.24  $ 1.00
Accumulation unit value at end of period                                                    $  1.82  $ 1.42  $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                          32       1       1
-------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 155

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006      2005     2004
----------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.09   $  1.06   $ 1.00
Accumulation unit value at end of period                                  $  1.15   $  1.09   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)    10,182     8,509    3,218
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.29   $  1.15   $ 1.00
Accumulation unit value at end of period                                  $  1.48   $  1.29   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)       209       177       72
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.25   $  1.16   $ 1.00
Accumulation unit value at end of period                                  $  1.41   $  1.25   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)        75        59       31
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.07   $  1.07   $ 1.00
Accumulation unit value at end of period                                  $  1.13   $  1.07   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)    20,731    11,203    4,674
----------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.14   $  1.03   $ 1.00
Accumulation unit value at end of period                                  $  1.15   $  1.14   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)       142       109       57
----------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.26   $  1.14   $ 1.00
Accumulation unit value at end of period                                  $  1.57   $  1.26   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)        --        --       --
----------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.24   $  1.18   $ 1.00
Accumulation unit value at end of period                                  $  1.43   $  1.24   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)     4,666        76       17
----------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.25   $  1.14   $ 1.00
Accumulation unit value at end of period                                  $  1.29   $  1.25   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)         8        --       --
----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.00   $  0.99   $ 1.00
Accumulation unit value at end of period                                  $  1.03   $  1.00   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)     1,771       839      136
----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.03   $  1.03   $ 1.00
Accumulation unit value at end of period                                  $  1.06   $  1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)    27,709       237      220
----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(4/30/2004)
Accumulation unit value at beginning of period                            $  1.29   $  1.15   $ 1.00
Accumulation unit value at end of period                                  $  1.51   $  1.29   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)    25,297     8,506       34
----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.53   $  1.17   $ 1.00
Accumulation unit value at end of period                                  $  2.01   $  1.53   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)     7,742     4,979    2,159
----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $  1.00        --       --
Accumulation unit value at end of period                                  $  1.02        --       --
Number of accumulation units outstanding at end of period (000 omitted)    19,914        --       --
----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.14   $  1.07   $ 1.00
Accumulation unit value at end of period                                  $  1.24   $  1.14   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)        38        38       --
----------------------------------------------------------------------------------------------------



156 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006      2005     2004
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.10   $  1.08   $ 1.00
Accumulation unit value at end of period                                   $  1.20   $  1.10   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)      5,751     3,150      830
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                             $  1.11   $  1.09   $ 1.00
Accumulation unit value at end of period                                   $  1.18   $  1.11   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      6,780         8        8
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(4/30/2004)
Accumulation unit value at beginning of period                             $  1.27   $  1.14   $ 1.00
Accumulation unit value at end of period                                   $  1.55   $  1.27   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)          2         1       --
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.09   $  1.05   $ 1.00
Accumulation unit value at end of period                                   $  1.24   $  1.09   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)     11,734    14,054    9,019
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.13   $  1.10   $ 1.00
Accumulation unit value at end of period                                   $  1.32   $  1.13   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)         23        24       --
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.15   $  1.07   $ 1.00
Accumulation unit value at end of period                                   $  1.13   $  1.15   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)      1,023     1,088      697
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.11   $  1.08   $ 1.00
Accumulation unit value at end of period                                   $  1.25   $  1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)        142       132       48
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.08   $  1.10   $ 1.00
Accumulation unit value at end of period                                   $  1.23   $  1.08   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)         --        --       --
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(4/30/2004)
Accumulation unit value at beginning of period                             $  0.99   $  1.00   $ 1.00
Accumulation unit value at end of period                                   $  1.01   $  0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)      3,802     1,781      218
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.19   $  1.15   $ 1.00
Accumulation unit value at end of period                                   $  1.41   $  1.19   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)     11,121    10,647    4,456
-----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                             $  1.02   $  1.05   $ 1.00
Accumulation unit value at end of period                                   $  1.11   $  1.02   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)          9         9        2
-----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period                             $  1.29   $  1.16   $ 1.00
Accumulation unit value at end of period                                   $  1.57   $  1.29   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)          2        --       --
*STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND LIQUIDATED ON
APRIL 30, 2007.
-----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (4/30/2004)
Accumulation unit value at beginning of period                             $  1.04   $  1.03   $ 1.00
Accumulation unit value at end of period                                   $  1.06   $  1.04   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)         --        --       --
*STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND LIQUIDATED ON
APRIL 30, 2007.
-----------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 157

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                         2006      2005     2004
----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.19   $  1.11   $ 1.00
Accumulation unit value at end of period                                  $  1.35   $  1.19   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)         4        --       --
----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.13   $  1.11   $ 1.00
Accumulation unit value at end of period                                  $  1.36   $  1.13   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)        --        --       --
----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.30   $  1.16   $ 1.00
Accumulation unit value at end of period                                  $  1.41   $  1.30   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)        --        --       --
----------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.30   $  1.18   $ 1.00
Accumulation unit value at end of period                                  $  1.48   $  1.30   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)         6         4        2
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(4/30/2004)
Accumulation unit value at beginning of period                            $  1.15   $  1.13   $ 1.00
Accumulation unit value at end of period                                  $  1.31   $  1.15   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)    41,096    23,606    8,260
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.57   $  1.37   $ 1.00
Accumulation unit value at end of period                                  $  2.12   $  1.57   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)       573       619      292
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $  1.43   $  1.20   $ 1.00
Accumulation unit value at end of period                                  $  1.93   $  1.43   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)     6,793     3,916    1,854
----------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.26   $  1.15   $ 1.00
Accumulation unit value at end of period                                  $  1.33   $  1.26   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)     6,970     5,234    2,030
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.11   $  1.08   $ 1.00
Accumulation unit value at end of period                                  $  1.22   $  1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)        --        --       --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.09   $  1.08   $ 1.00
Accumulation unit value at end of period                                  $  1.31   $  1.09   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)        22         5       --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.11   $  1.08   $ 1.00
Accumulation unit value at end of period                                  $  1.30   $  1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)     1,229     1,587      971
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.19   $  1.10   $ 1.00
Accumulation unit value at end of period                                  $  1.41   $  1.19   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)         1         1       --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.02   $  1.06   $ 1.00
Accumulation unit value at end of period                                  $  1.15   $  1.02   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)        --        --       --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.06   $  1.03   $ 1.00
Accumulation unit value at end of period                                  $  1.07   $  1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)     4,839     3,400      848
----------------------------------------------------------------------------------------------------



158 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2006    2005    2004
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.00  $ 0.99  $ 1.00
Accumulation unit value at end of period                                          $  1.02  $ 1.00  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)               154      55      --
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.10  $ 1.06  $ 1.00
Accumulation unit value at end of period                                          $  1.33  $ 1.10  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                 1       1       1
---------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.03  $ 1.03  $ 1.00
Accumulation unit value at end of period                                          $  1.05  $ 1.03  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)             8,454   2,629     789
---------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 159

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2006    2005    2004
---------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.11  $ 1.07  $ 1.00
Accumulation unit value at end of period                                          $  1.23  $ 1.11  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)             2,383   2,864   1,579
---------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.18  $ 1.10  $ 1.00
Accumulation unit value at end of period                                          $  1.35  $ 1.18  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                --      --      --
---------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.13  $ 1.07  $ 1.00
Accumulation unit value at end of period                                          $  1.23  $ 1.13  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)               667     795     454
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.08  $ 1.06  $ 1.00
Accumulation unit value at end of period                                          $  1.18  $ 1.08  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                 6      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.10  $ 1.08  $ 1.00
Accumulation unit value at end of period                                          $  1.27  $ 1.10  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                 8       8      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.36  $ 1.19  $ 1.00
Accumulation unit value at end of period                                          $  1.81  $ 1.36  $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)             4,386   3,051     725
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.05  $ 1.05  $ 1.00
Accumulation unit value at end of period                                          $  1.04  $ 1.05  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)             8,306   7,161   1,751
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.24  $ 1.12  $ 1.00
Accumulation unit value at end of period                                          $  1.52  $ 1.24  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.06  $ 1.06  $ 1.00
Accumulation unit value at end of period                                          $  1.00  $ 1.06  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)            11,674   5,066   1,252
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.12  $ 1.09  $ 1.00
Accumulation unit value at end of period                                          $  1.30  $ 1.12  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                17       5      --
---------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                    $  1.00      --      --
Accumulation unit value at end of period                                          $  1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)             4,571      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.20  $ 1.16  $ 1.00
Accumulation unit value at end of period                                          $  1.41  $ 1.20  $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                89      59      43
---------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $  1.21  $ 1.13  $ 1.00
Accumulation unit value at end of period                                          $  1.27  $ 1.21  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $  1.04  $ 1.03  $ 1.00
Accumulation unit value at end of period                                          $  1.06  $ 1.04  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)             2,578   1,258     333
---------------------------------------------------------------------------------------------------------



160 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2006    2005    2004
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $  1.05  $ 1.02  $ 1.00
Accumulation unit value at end of period                                          $  1.19  $ 1.05  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $  1.25  $ 1.14  $ 1.00
Accumulation unit value at end of period                                          $  1.50  $ 1.25  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                27      17     --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.26  $ 1.11  $ 1.00
Accumulation unit value at end of period                                          $  1.38  $ 1.26  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)            16,577   7,559   1,607
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.06  $ 1.03  $ 1.00
Accumulation unit value at end of period                                          $  1.11  $ 1.06  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                11      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.03  $ 1.03  $ 1.00
Accumulation unit value at end of period                                          $  1.05  $ 1.03  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)             7,174   6,069   1,202
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.40  $ 1.21  $ 1.00
Accumulation unit value at end of period                                          $  1.54  $ 1.40  $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)             2,597   1,049       5
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.28  $ 1.10  $ 1.00
Accumulation unit value at end of period                                          $  1.48  $ 1.28  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)             1,284   1,283     755
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.12  $ 1.12  $ 1.00
Accumulation unit value at end of period                                          $  1.29  $ 1.12  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)               639     815     325
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.11  $ 1.09  $ 1.00
Accumulation unit value at end of period                                          $  1.27  $ 1.11  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)               121     143     111
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.10  $ 1.07  $ 1.00
Accumulation unit value at end of period                                          $  1.18  $ 1.10  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                11       6       6
---------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.18  $ 1.09  $ 1.00
Accumulation unit value at end of period                                          $  1.37  $ 1.18  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)             2,957     342     240
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.10  $ 1.16  $ 1.00
Accumulation unit value at end of period                                          $  1.22  $ 1.10  $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)             6,143   2,582     696
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.19  $ 1.12  $ 1.00
Accumulation unit value at end of period                                          $  1.43  $ 1.19  $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)               331     477     237
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.32  $ 1.19  $ 1.00
Accumulation unit value at end of period                                          $  1.50  $ 1.32  $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)             5,189   2,566     749
---------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 161

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                           $  1.10  $ 1.07  $ 1.00
Accumulation unit value at end of period                                 $  1.15  $ 1.10  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)        6      10      --
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                           $  1.07  $ 1.04  $ 1.00
Accumulation unit value at end of period                                 $  1.19  $ 1.07  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)        3       6      --
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                           $  1.09  $ 1.09  $ 1.00
Accumulation unit value at end of period                                 $  1.20  $ 1.09  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      139     142       8
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                           $  1.42  $ 1.24  $ 1.00
Accumulation unit value at end of period                                 $  1.82  $ 1.42  $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --
------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.09  $ 1.06  $ 1.00
Accumulation unit value at end of period                                 $  1.15  $ 1.09  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)    4,759   4,145   1,172
------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.29  $ 1.15  $ 1.00
Accumulation unit value at end of period                                 $  1.48  $ 1.29  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)        4      --      --
------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.25  $ 1.16  $ 1.00
Accumulation unit value at end of period                                 $  1.41  $ 1.25  $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)       23      11      --
------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.07  $ 1.07  $ 1.00
Accumulation unit value at end of period                                 $  1.13  $ 1.07  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)    8,920   5,420   1,643
------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.14  $ 1.03  $ 1.00
Accumulation unit value at end of period                                 $  1.15  $ 1.14  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)        1      --      --
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.25  $ 1.14  $ 1.00
Accumulation unit value at end of period                                 $  1.57  $ 1.25  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)        6       9      --
------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.24  $ 1.18  $ 1.00
Accumulation unit value at end of period                                 $  1.43  $ 1.24  $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)    1,601      --      --
------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                           $  1.25  $ 1.13  $ 1.00
Accumulation unit value at end of period                                 $  1.29  $ 1.25  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.00  $ 0.99  $ 1.00
Accumulation unit value at end of period                                 $  1.02  $ 1.00  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)      437     272     696
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                           $  1.03  $ 1.03  $ 1.00
Accumulation unit value at end of period                                 $  1.06  $ 1.03  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)   10,809      68      73
------------------------------------------------------------------------------------------------



162 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.28  $ 1.15  $ 1.00
Accumulation unit value at end of period                                                   $ 1.51  $ 1.28  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                     9,881   4,173      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.53  $ 1.17  $ 1.00
Accumulation unit value at end of period                                                   $ 2.01  $ 1.53  $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                     2,993   1,961     549
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                             $ 1.00      --      --
Accumulation unit value at end of period                                                   $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                     6,418      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.14  $ 1.07  $ 1.00
Accumulation unit value at end of period                                                   $ 1.24  $ 1.14  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $ 1.08  $ 1.00
Accumulation unit value at end of period                                                   $ 1.20  $ 1.10  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                     1,254   1,052     115
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.09  $ 1.00
Accumulation unit value at end of period                                                   $ 1.17  $ 1.11  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     2,750      26      36
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.27  $ 1.14  $ 1.00
Accumulation unit value at end of period                                                   $ 1.55  $ 1.27  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                         4      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $ 1.05  $ 1.00
Accumulation unit value at end of period                                                   $ 1.24  $ 1.09  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                     3,765   4,574   2,547
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.13  $ 1.10  $ 1.00
Accumulation unit value at end of period                                                   $ 1.31  $ 1.13  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                        10      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.15  $ 1.07  $ 1.00
Accumulation unit value at end of period                                                   $ 1.13  $ 1.15  $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.08  $ 1.00
Accumulation unit value at end of period                                                   $ 1.25  $ 1.11  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                        16       5       5
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.08  $ 1.10  $ 1.00
Accumulation unit value at end of period                                                   $ 1.23  $ 1.08  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 0.99  $ 1.00  $ 1.00
Accumulation unit value at end of period                                                   $ 1.01  $ 0.99  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                       748     423      43
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.19  $ 1.15  $ 1.00
Accumulation unit value at end of period                                                   $ 1.40  $ 1.19  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                     4,319   4,153   1,188
-----------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 163

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2006    2005    2004
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.15  $ 1.13  $ 1.00
Accumulation unit value at end of period                                          $  1.31  $ 1.15  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)            15,482   9,543   2,210
---------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.57  $ 1.37  $ 1.00
Accumulation unit value at end of period                                          $  2.12  $ 1.57  $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)               214     233      73
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.43  $ 1.20  $ 1.00
Accumulation unit value at end of period                                          $  1.92  $ 1.43  $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)             4,321   3,151     908
---------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                    $  1.26  $ 1.15  $ 1.00
Accumulation unit value at end of period                                          $  1.33  $ 1.26  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)             2,648   2,151     549
---------------------------------------------------------------------------------------------------------



164 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                          2006    2005    2004
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $1.11   $1.07   $1.00
Accumulation unit value at end of period                                    $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        74      74      45
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $1.13   $1.06   $1.00
Accumulation unit value at end of period                                    $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       118      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $1.18   $1.10   $1.00
Accumulation unit value at end of period                                    $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $1.13   $1.07   $1.00
Accumulation unit value at end of period                                    $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        20      20      12
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                              $1.08   $1.06   $1.00
Accumulation unit value at end of period                                    $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                              $1.10   $1.08   $1.00
Accumulation unit value at end of period                                    $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)         1       1       1
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                              $1.36   $1.19   $1.00
Accumulation unit value at end of period                                    $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)       299     244      97
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                              $1.04   $1.05   $1.00
Accumulation unit value at end of period                                    $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)       638     666     312
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                              $1.24   $1.12   $1.00
Accumulation unit value at end of period                                    $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                              $1.06   $1.06   $1.00
Accumulation unit value at end of period                                    $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       341     176      40
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                              $1.12   $1.09   $1.00
Accumulation unit value at end of period                                    $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                              $1.00      --      --
Accumulation unit value at end of period                                    $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)       100      --      --
-------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                              $1.20   $1.16   $1.00
Accumulation unit value at end of period                                    $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                              $1.20   $1.13   $1.00
Accumulation unit value at end of period                                    $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 165

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005    2004
-------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                              $1.04   $1.03   $1.00
Accumulation unit value at end of period                                    $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       132      76      23
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                              $1.05   $1.02   $1.00
Accumulation unit value at end of period                                    $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $1.25   $1.14   $1.00
Accumulation unit value at end of period                                    $1.49   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.03   $1.03   $1.00
Accumulation unit value at end of period                                    $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        35      68      36
-------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.16   $1.09   $1.00
Accumulation unit value at end of period                                    $1.28   $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        13      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.16   $1.12   $1.00
Accumulation unit value at end of period                                    $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)         7      13      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.04   $1.05   $1.00
Accumulation unit value at end of period                                    $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        21      41      26
-------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.30   $1.14   $1.00
Accumulation unit value at end of period                                    $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000 omitted)         9       5      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.06   $1.04   $1.00
Accumulation unit value at end of period                                    $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)        28      29      18
-------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.23   $1.14   $1.00
Accumulation unit value at end of period                                    $1.47   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.05   $1.08   $1.00
Accumulation unit value at end of period                                    $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        43      63      30
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.26   $1.11   $1.00
Accumulation unit value at end of period                                    $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period (000 omitted)       963     536     195
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $1.06   $1.03   $1.00
Accumulation unit value at end of period                                    $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2
(4/30/2004)
Accumulation unit value at beginning of period                              $1.03   $1.03   $1.00
Accumulation unit value at end of period                                    $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       122     111      26
-------------------------------------------------------------------------------------------------



166 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2006    2005    2004
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.40   $1.21   $1.00
Accumulation unit value at end of period                                     $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)        127      60       4
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.28   $1.10   $1.00
Accumulation unit value at end of period                                     $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        150     156      96
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.11   $1.12   $1.00
Accumulation unit value at end of period                                     $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)         33      34      29
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                               $1.49   $1.34   $1.00
Accumulation unit value at end of period                                     $1.77   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)         42      49      35
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.10   $1.09   $1.00
Accumulation unit value at end of period                                     $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.10   $1.07   $1.00
Accumulation unit value at end of period                                     $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.18   $1.09   $1.00
Accumulation unit value at end of period                                     $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         65      --      --
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.10   $1.16   $1.00
Accumulation unit value at end of period                                     $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        448     244     107
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.19   $1.12   $1.00
Accumulation unit value at end of period                                     $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $1.32   $1.19   $1.00
Accumulation unit value at end of period                                     $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)        289     177      70
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.09   $1.07   $1.00
Accumulation unit value at end of period                                     $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.07   $1.04   $1.00
Accumulation unit value at end of period                                     $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.09   $1.09   $1.00
Accumulation unit value at end of period                                     $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.41   $1.24   $1.00
Accumulation unit value at end of period                                     $1.82   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 167

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2006    2005    2004
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.09   $1.06   $1.00
Accumulation unit value at end of period                                         $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)            152     149      51
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.29   $1.15   $1.00
Accumulation unit value at end of period                                         $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period (000 omitted)              8       9       3
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.25   $1.16   $1.00
Accumulation unit value at end of period                                         $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)              2       2      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.07   $1.07   $1.00
Accumulation unit value at end of period                                         $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)            629     440     207
------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.14   $1.03   $1.00
Accumulation unit value at end of period                                         $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)             14      15      15
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.25   $1.14   $1.00
Accumulation unit value at end of period                                         $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)             --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.24   $1.18   $1.00
Accumulation unit value at end of period                                         $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)             77      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.25   $1.13   $1.00
Accumulation unit value at end of period                                         $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)             --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.00   $0.99   $1.00
Accumulation unit value at end of period                                         $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)             46      12       3
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.03   $1.03   $1.00
Accumulation unit value at end of period                                         $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)            368      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.28   $1.15   $1.00
Accumulation unit value at end of period                                         $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            461     217      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.53   $1.17   $1.00
Accumulation unit value at end of period                                         $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            171     143      66
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(5/1/2006)
Accumulation unit value at beginning of period                                   $1.00      --      --
Accumulation unit value at end of period                                         $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)            430      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.14   $1.07   $1.00
Accumulation unit value at end of period                                         $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)             --      --      --
------------------------------------------------------------------------------------------------------



168 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2006    2005    2004
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.10   $1.08   $1.00
Accumulation unit value at end of period                                         $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)            389     278     141
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                   $1.11   $1.09   $1.00
Accumulation unit value at end of period                                         $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)             84      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.27   $1.14   $1.00
Accumulation unit value at end of period                                         $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)             --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.09   $1.05   $1.00
Accumulation unit value at end of period                                         $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)            345     410     258
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.12   $1.10   $1.00
Accumulation unit value at end of period                                         $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)             --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.15   $1.06   $1.00
Accumulation unit value at end of period                                         $1.13   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)             51      57      40
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.11   $1.08   $1.00
Accumulation unit value at end of period                                         $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)              7       8       3
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.08   $1.10   $1.00
Accumulation unit value at end of period                                         $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)             --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(4/30/2004)
Accumulation unit value at beginning of period                                   $0.99   $1.00   $1.00
Accumulation unit value at end of period                                         $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            131      58      29
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $1.19   $1.15   $1.00
Accumulation unit value at end of period                                         $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            276     305     123
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                   $1.15   $1.13   $1.00
Accumulation unit value at end of period                                         $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)            817     589     206
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.57   $1.37   $1.00
Accumulation unit value at end of period                                         $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)              6       5       3
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                   $1.43   $1.20   $1.00
Accumulation unit value at end of period                                         $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            117      92      25
------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                   $1.26   $1.15   $1.00
Accumulation unit value at end of period                                         $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            174     158      63
------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 169

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       6       6      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     129     148     104
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     208     196      88
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      61       4      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.33   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     818     449     243
-----------------------------------------------------------------------------------------------



170 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2006    2005    2004
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.11  $ 1.07  $1.00
Accumulation unit value at end of period                                          $ 1.22  $ 1.11  $1.07
Number of accumulation units outstanding at end of period (000 omitted)              151     289    111
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.06  $1.00
Accumulation unit value at end of period                                          $ 1.17  $ 1.13  $1.06
Number of accumulation units outstanding at end of period (000 omitted)              247      65     65
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.10  $1.00
Accumulation unit value at end of period                                          $ 1.34  $ 1.18  $1.10
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.07  $1.00
Accumulation unit value at end of period                                          $ 1.23  $ 1.13  $1.07
Number of accumulation units outstanding at end of period (000 omitted)               41      81     33
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.08  $ 1.06  $1.00
Accumulation unit value at end of period                                          $ 1.18  $ 1.08  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                1       1      2
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.08  $1.00
Accumulation unit value at end of period                                          $ 1.26  $ 1.10  $1.08
Number of accumulation units outstanding at end of period (000 omitted)               96      99     85
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.36  $ 1.19  $1.00
Accumulation unit value at end of period                                          $ 1.80  $ 1.36  $1.19
Number of accumulation units outstanding at end of period (000 omitted)              867     689    225
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                                          $ 1.04  $ 1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)            1,875   1,656    485
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.12  $1.00
Accumulation unit value at end of period                                          $ 1.51  $ 1.24  $1.12
Number of accumulation units outstanding at end of period (000 omitted)               13      13     13
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.06  $ 1.06  $1.00
Accumulation unit value at end of period                                          $ 1.00  $ 1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)              797     377     79
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.12  $ 1.09  $1.00
Accumulation unit value at end of period                                          $ 1.30  $ 1.12  $1.09
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                    $ 1.00      --     --
Accumulation unit value at end of period                                          $ 1.06      --     --
Number of accumulation units outstanding at end of period (000 omitted)              529      --     --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.16  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.20  $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.13  $1.00
Accumulation unit value at end of period                                          $ 1.27  $ 1.20  $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 171

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006    2005    2004
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.04  $ 1.03  $1.00
Accumulation unit value at end of period                                                    $ 1.06  $ 1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        360     223     67
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.04  $ 1.02  $1.00
Accumulation unit value at end of period                                                    $ 1.19  $ 1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         67      67     68
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.24  $ 1.14  $1.00
Accumulation unit value at end of period                                                    $ 1.49  $ 1.24  $1.14
Number of accumulation units outstanding at end of period (000 omitted)                         22      22     16
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.03  $ 1.03  $1.00
Accumulation unit value at end of period                                                    $ 1.05  $ 1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        978     766    134
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.16  $ 1.09  $1.00
Accumulation unit value at end of period                                                    $ 1.27  $ 1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                         51      --     --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.16  $ 1.12  $1.00
Accumulation unit value at end of period                                                    $ 1.26  $ 1.16  $1.12
Number of accumulation units outstanding at end of period (000 omitted)                        114      98     --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                                                    $ 1.11  $ 1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        474     373     43
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.30  $ 1.14  $1.00
Accumulation unit value at end of period                                                    $ 1.56  $ 1.30  $1.14
Number of accumulation units outstanding at end of period (000 omitted)                        177     128     --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.06  $ 1.04  $1.00
Accumulation unit value at end of period                                                    $ 1.10  $ 1.06  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        320     229     83
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.23  $ 1.14  $1.00
Accumulation unit value at end of period                                                    $ 1.46  $ 1.23  $1.14
Number of accumulation units outstanding at end of period (000 omitted)                        178     160     58
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.08  $1.00
Accumulation unit value at end of period                                                    $ 1.09  $ 1.05  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                        795     573    182
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.26  $ 1.10  $1.00
Accumulation unit value at end of period                                                    $ 1.38  $ 1.26  $1.10
Number of accumulation units outstanding at end of period (000 omitted)                      3,121   1,776    548
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.06  $ 1.03  $1.00
Accumulation unit value at end of period                                                    $ 1.11  $ 1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          8       8      8
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                              $ 1.03  $ 1.03  $1.00
Accumulation unit value at end of period                                                    $ 1.05  $ 1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        415     419    116
-----------------------------------------------------------------------------------------------------------------



172 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                          2006    2005   2004
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.40  $1.21  $1.00
Accumulation unit value at end of period                                    $ 1.54  $1.40  $1.21
Number of accumulation units outstanding at end of period (000 omitted)        502    278     52
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.28  $1.10  $1.00
Accumulation unit value at end of period                                    $ 1.47  $1.28  $1.10
Number of accumulation units outstanding at end of period (000 omitted)        346    383    229
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.11  $1.12  $1.00
Accumulation unit value at end of period                                    $ 1.29  $1.11  $1.12
Number of accumulation units outstanding at end of period (000 omitted)        274    251    113
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                              $ 1.49  $1.34  $1.00
Accumulation unit value at end of period                                    $ 1.76  $1.49  $1.34
Number of accumulation units outstanding at end of period (000 omitted)         20     26     23
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.10  $1.09  $1.00
Accumulation unit value at end of period                                    $ 1.27  $1.10  $1.09
Number of accumulation units outstanding at end of period (000 omitted)         24     15      9
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.10  $1.07  $1.00
Accumulation unit value at end of period                                    $ 1.17  $1.10  $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --     --     --
------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.18  $1.09  $1.00
Accumulation unit value at end of period                                    $ 1.37  $1.18  $1.09
Number of accumulation units outstanding at end of period (000 omitted)        326     15      9
------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.10  $1.16  $1.00
Accumulation unit value at end of period                                    $ 1.21  $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)      1,338    638    188
------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.19  $1.12  $1.00
Accumulation unit value at end of period                                    $ 1.42  $1.19  $1.12
Number of accumulation units outstanding at end of period (000 omitted)         42     42     42
------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.32  $1.19  $1.00
Accumulation unit value at end of period                                    $ 1.50  $1.32  $1.19
Number of accumulation units outstanding at end of period (000 omitted)        886    554    213
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.09  $1.07  $1.00
Accumulation unit value at end of period                                    $ 1.15  $1.09  $1.07
Number of accumulation units outstanding at end of period (000 omitted)         13     13     13
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.07  $1.04  $1.00
Accumulation unit value at end of period                                    $ 1.19  $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)         31     31     31
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.09  $1.09  $1.00
Accumulation unit value at end of period                                    $ 1.19  $1.09  $1.09
Number of accumulation units outstanding at end of period (000 omitted)         20     20     11
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                              $ 1.41  $1.24  $1.00
Accumulation unit value at end of period                                    $ 1.81  $1.41  $1.24
Number of accumulation units outstanding at end of period (000 omitted)         48     48     48
------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 173

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005   2004
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $1.06  $1.00
Accumulation unit value at end of period                                                   $ 1.15  $1.09  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       543    579    185
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.28  $1.15  $1.00
Accumulation unit value at end of period                                                   $ 1.48  $1.28  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                        22      1      1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $1.16  $1.00
Accumulation unit value at end of period                                                   $ 1.40  $1.25  $1.16
Number of accumulation units outstanding at end of period (000 omitted)                         2      2      2
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.07  $1.07  $1.00
Accumulation unit value at end of period                                                   $ 1.13  $1.07  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                     1,396    843    319
---------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.14  $1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.15  $1.14  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        12      8      6
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $1.14  $1.00
Accumulation unit value at end of period                                                   $ 1.57  $1.25  $1.14
Number of accumulation units outstanding at end of period (000 omitted)                         2      2      2
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.24  $1.18  $1.00
Accumulation unit value at end of period                                                   $ 1.42  $1.24  $1.18
Number of accumulation units outstanding at end of period (000 omitted)                       254     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $1.13  $1.00
Accumulation unit value at end of period                                                   $ 1.29  $1.25  $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.00  $0.99  $1.00
Accumulation unit value at end of period                                                   $ 1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                       183     62     --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.03  $1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                     1,724      5      5
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.28  $1.15  $1.00
Accumulation unit value at end of period                                                   $ 1.50  $1.28  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                     1,652    799     30
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.53  $1.17  $1.00
Accumulation unit value at end of period                                                   $ 2.01  $1.53  $1.17
Number of accumulation units outstanding at end of period (000 omitted)                       488    416    152
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                             $ 1.00     --     --
Accumulation unit value at end of period                                                   $ 1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)                     1,280     --     --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.14  $1.07  $1.00
Accumulation unit value at end of period                                                   $ 1.24  $1.14  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --
---------------------------------------------------------------------------------------------------------------



174 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                   2006    2005    2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.10  $ 1.08  $1.00
Accumulation unit value at end of period                                             $ 1.20  $ 1.10  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                 540     365    130
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                       $ 1.11  $ 1.09  $1.00
Accumulation unit value at end of period                                             $ 1.17  $ 1.11  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                 375      --     --
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.27  $ 1.14  $1.00
Accumulation unit value at end of period                                             $ 1.54  $ 1.27  $1.14
Number of accumulation units outstanding at end of period (000 omitted)                  --      --     --
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.09  $ 1.05  $1.00
Accumulation unit value at end of period                                             $ 1.23  $ 1.09  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                 678     910    594
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.12  $ 1.10  $1.00
Accumulation unit value at end of period                                             $ 1.31  $ 1.12  $1.10
Number of accumulation units outstanding at end of period (000 omitted)                   8       8      8
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.15  $ 1.06  $1.00
Accumulation unit value at end of period                                             $ 1.12  $ 1.15  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                  94     100     77
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.11  $ 1.08  $1.00
Accumulation unit value at end of period                                             $ 1.25  $ 1.11  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                  13      13     13
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.08  $ 1.10  $1.00
Accumulation unit value at end of period                                             $ 1.22  $ 1.08  $1.10
Number of accumulation units outstanding at end of period (000 omitted)                  --      --     --
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 0.99  $ 0.99  $1.00
Accumulation unit value at end of period                                             $ 1.01  $ 0.99  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                 525     316     70
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.19  $ 1.15  $1.00
Accumulation unit value at end of period                                             $ 1.40  $ 1.19  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                 714     818    299
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.15  $ 1.13  $1.00
Accumulation unit value at end of period                                             $ 1.31  $ 1.15  $1.13
Number of accumulation units outstanding at end of period (000 omitted)               2,595   1,875    582
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.57  $ 1.37  $1.00
Accumulation unit value at end of period                                             $ 2.12  $ 1.57  $1.37
Number of accumulation units outstanding at end of period (000 omitted)                  58      57     17
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.43  $ 1.20  $1.00
Accumulation unit value at end of period                                             $ 1.92  $ 1.43  $1.20
Number of accumulation units outstanding at end of period (000 omitted)                 295     225     65
----------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                       $ 1.25  $ 1.15  $1.00
Accumulation unit value at end of period                                             $ 1.33  $ 1.25  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                 446     423    139
----------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 175

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2006   2005   2004
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.11  $1.08  $1.00
Accumulation unit value at end of period                                 $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of period (000 omitted)      3     --     --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.09  $1.08  $1.00
Accumulation unit value at end of period                                 $1.30  $1.09  $1.08
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.11  $1.08  $1.00
Accumulation unit value at end of period                                 $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period (000 omitted)    166    213    138
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.19  $1.10  $1.00
Accumulation unit value at end of period                                 $1.40  $1.19  $1.10
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.01  $1.06  $1.00
Accumulation unit value at end of period                                 $1.15  $1.01  $1.06
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.06  $1.03  $1.00
Accumulation unit value at end of period                                 $1.07  $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)    602    467    120
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.00  $0.99  $1.00
Accumulation unit value at end of period                                 $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period (000 omitted)     30     64     --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.10  $1.06  $1.00
Accumulation unit value at end of period                                 $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of period (000 omitted)     --     --     --
--------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                           $1.03  $1.03  $1.00
Accumulation unit value at end of period                                 $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)    956    438    186
--------------------------------------------------------------------------------------------



176 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2006    2005    2004
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.11  $ 1.07  $1.00
Accumulation unit value at end of period                                          $ 1.22  $ 1.11  $1.07
Number of accumulation units outstanding at end of period (000 omitted)              744     821    371
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.06  $1.00
Accumulation unit value at end of period                                          $ 1.17  $ 1.13  $1.06
Number of accumulation units outstanding at end of period (000 omitted)              126      --     --
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.10  $1.00
Accumulation unit value at end of period                                          $ 1.34  $ 1.18  $1.10
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.07  $1.00
Accumulation unit value at end of period                                          $ 1.23  $ 1.13  $1.07
Number of accumulation units outstanding at end of period (000 omitted)              234     243    106
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.08  $ 1.06  $1.00
Accumulation unit value at end of period                                          $ 1.18  $ 1.08  $1.06
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.08  $1.00
Accumulation unit value at end of period                                          $ 1.26  $ 1.10  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                1       2     19
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.36  $ 1.19  $1.00
Accumulation unit value at end of period                                          $ 1.80  $ 1.36  $1.19
Number of accumulation units outstanding at end of period (000 omitted)            1,868   1,180    367
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                                          $ 1.04  $ 1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)            3,815   3,013    779
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.12  $1.00
Accumulation unit value at end of period                                          $ 1.51  $ 1.24  $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.06  $ 1.06  $1.00
Accumulation unit value at end of period                                          $ 1.00  $ 1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)            3,076   1,002    303
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.12  $ 1.09  $1.00
Accumulation unit value at end of period                                          $ 1.29  $ 1.12  $1.09
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                    $ 1.00      --     --
Accumulation unit value at end of period                                          $ 1.06      --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,798      --     --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.16  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.20  $1.16
Number of accumulation units outstanding at end of period (000 omitted)                4      --     --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.13  $1.00
Accumulation unit value at end of period                                          $ 1.27  $ 1.20  $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 177

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2006    2005    2004
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.03  $1.00
Accumulation unit value at end of period                                          $ 1.06  $ 1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)              881     397    133
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.02  $1.00
Accumulation unit value at end of period                                          $ 1.19  $ 1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                1       1      1
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.14  $1.00
Accumulation unit value at end of period                                          $ 1.49  $ 1.24  $1.14
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.03  $1.00
Accumulation unit value at end of period                                          $ 1.04  $ 1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)              774     578    149
-------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.16  $ 1.09  $1.00
Accumulation unit value at end of period                                          $ 1.27  $ 1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)               93      --     --
-------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.16  $ 1.12  $1.00
Accumulation unit value at end of period                                          $ 1.26  $ 1.16  $1.12
Number of accumulation units outstanding at end of period (000 omitted)              164     115     --
-------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                                          $ 1.11  $ 1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)              440     319     51
-------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.29  $ 1.14  $1.00
Accumulation unit value at end of period                                          $ 1.56  $ 1.29  $1.14
Number of accumulation units outstanding at end of period (000 omitted)              266     119     --
-------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.06  $ 1.04  $1.00
Accumulation unit value at end of period                                          $ 1.09  $ 1.06  $1.04
Number of accumulation units outstanding at end of period (000 omitted)              583     299     76
-------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.23  $ 1.14  $1.00
Accumulation unit value at end of period                                          $ 1.46  $ 1.23  $1.14
Number of accumulation units outstanding at end of period (000 omitted)               24      24     24
-------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.05  $ 1.08  $1.00
Accumulation unit value at end of period                                          $ 1.09  $ 1.05  $1.08
Number of accumulation units outstanding at end of period (000 omitted)              755     452     80
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.26  $ 1.10  $1.00
Accumulation unit value at end of period                                          $ 1.38  $ 1.26  $1.10
Number of accumulation units outstanding at end of period (000 omitted)            6,881   2,677    818
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.06  $ 1.03  $1.00
Accumulation unit value at end of period                                          $ 1.11  $ 1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)               13      13     13
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.03  $1.00
Accumulation unit value at end of period                                          $ 1.05  $ 1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)            2,104   1,449    257
-------------------------------------------------------------------------------------------------------



178 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2006    2005    2004
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.40  $ 1.21  $1.00
Accumulation unit value at end of period                                          $ 1.54  $ 1.40  $1.21
Number of accumulation units outstanding at end of period (000 omitted)            1,028     275     36
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.28  $ 1.10  $1.00
Accumulation unit value at end of period                                          $ 1.47  $ 1.28  $1.10
Number of accumulation units outstanding at end of period (000 omitted)              854     742    388
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.11  $ 1.12  $1.00
Accumulation unit value at end of period                                          $ 1.29  $ 1.11  $1.12
Number of accumulation units outstanding at end of period (000 omitted)              261      59     12
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.34  $1.00
Accumulation unit value at end of period                                          $ 1.76  $ 1.49  $1.34
Number of accumulation units outstanding at end of period (000 omitted)               58      56     32
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.09  $1.00
Accumulation unit value at end of period                                          $ 1.26  $ 1.10  $1.09
Number of accumulation units outstanding at end of period (000 omitted)               28      31     20
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.07  $1.00
Accumulation unit value at end of period                                          $ 1.17  $ 1.10  $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.09  $1.00
Accumulation unit value at end of period                                          $ 1.37  $ 1.18  $1.09
Number of accumulation units outstanding at end of period (000 omitted)            1,123      31     20
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.16  $1.00
Accumulation unit value at end of period                                          $ 1.21  $ 1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)            3,093   1,162    295
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.19  $ 1.12  $1.00
Accumulation unit value at end of period                                          $ 1.42  $ 1.19  $1.12
Number of accumulation units outstanding at end of period (000 omitted)               44       7     --
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.32  $ 1.19  $1.00
Accumulation unit value at end of period                                          $ 1.50  $ 1.32  $1.19
Number of accumulation units outstanding at end of period (000 omitted)            2,053     924    317
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.09  $ 1.07  $1.00
Accumulation unit value at end of period                                          $ 1.15  $ 1.09  $1.07
Number of accumulation units outstanding at end of period (000 omitted)               11      11     --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.07  $ 1.04  $1.00
Accumulation unit value at end of period                                          $ 1.18  $ 1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.09  $ 1.09  $1.00
Accumulation unit value at end of period                                          $ 1.19  $ 1.09  $1.09
Number of accumulation units outstanding at end of period (000 omitted)               30      33     41
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.41  $ 1.24  $1.00
Accumulation unit value at end of period                                          $ 1.81  $ 1.41  $1.24
Number of accumulation units outstanding at end of period (000 omitted)               29      --     --
-------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 179

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $ 1.06  $1.00
Accumulation unit value at end of period                                                   $ 1.14  $ 1.09  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                     1,390   1,125    320
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.28  $ 1.15  $1.00
Accumulation unit value at end of period                                                   $ 1.47  $ 1.28  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                        22      14     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $ 1.16  $1.00
Accumulation unit value at end of period                                                   $ 1.40  $ 1.25  $1.16
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.07  $ 1.07  $1.00
Accumulation unit value at end of period                                                   $ 1.12  $ 1.07  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                     3,663   1,908    552
----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.14  $ 1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.15  $ 1.14  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $ 1.14  $1.00
Accumulation unit value at end of period                                                   $ 1.57  $ 1.25  $1.14
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.24  $ 1.18  $1.00
Accumulation unit value at end of period                                                   $ 1.42  $ 1.24  $1.18
Number of accumulation units outstanding at end of period (000 omitted)                       661       1      1
----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $ 1.13  $1.00
Accumulation unit value at end of period                                                   $ 1.29  $ 1.25  $1.13
Number of accumulation units outstanding at end of period (000 omitted)                         5      --     --
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.00  $ 0.99  $1.00
Accumulation unit value at end of period                                                   $ 1.02  $ 1.00  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                       744     237      4
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.03  $ 1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.05  $ 1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                     5,167      31     20
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.28  $ 1.15  $1.00
Accumulation unit value at end of period                                                   $ 1.50  $ 1.28  $1.15
Number of accumulation units outstanding at end of period (000 omitted)                     3,648   1,145     12
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.53  $ 1.17  $1.00
Accumulation unit value at end of period                                                   $ 2.00  $ 1.53  $1.17
Number of accumulation units outstanding at end of period (000 omitted)                     1,208     706    264
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                             $ 1.00      --     --
Accumulation unit value at end of period                                                   $ 1.02      --     --
Number of accumulation units outstanding at end of period (000 omitted)                     3,284      --     --
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.14  $ 1.07  $1.00
Accumulation unit value at end of period                                                   $ 1.24  $ 1.14  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                        --      --     --
----------------------------------------------------------------------------------------------------------------



180 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005    2004
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $ 1.08  $ 1.00
Accumulation unit value at end of period                                                   $ 1.19  $ 1.10  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                     1,062     683     196
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.09  $ 1.00
Accumulation unit value at end of period                                                   $ 1.17  $ 1.11  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     1,168      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.27  $ 1.14  $ 1.00
Accumulation unit value at end of period                                                   $ 1.54  $ 1.27  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $ 1.05  $ 1.00
Accumulation unit value at end of period                                                   $ 1.23  $ 1.09  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                     1,950   2,164   1,042
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.12  $ 1.10  $ 1.00
Accumulation unit value at end of period                                                   $ 1.31  $ 1.12  $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.15  $ 1.06  $ 1.00
Accumulation unit value at end of period                                                   $ 1.12  $ 1.15  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                       148     144      92
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $ 1.08  $ 1.00
Accumulation unit value at end of period                                                   $ 1.25  $ 1.11  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                        63       7      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.08  $ 1.09  $ 1.00
Accumulation unit value at end of period                                                   $ 1.22  $ 1.08  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                         3      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 0.99  $ 0.99  $ 1.00
Accumulation unit value at end of period                                                   $ 1.01  $ 0.99  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                       794     390      75
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.19  $ 1.15  $ 1.00
Accumulation unit value at end of period                                                   $ 1.40  $ 1.19  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                     1,608   1,538     533
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.15  $ 1.13  $ 1.00
Accumulation unit value at end of period                                                   $ 1.31  $ 1.15  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                     5,950   3,199     890
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.57  $ 1.37  $ 1.00
Accumulation unit value at end of period                                                   $ 2.11  $ 1.57  $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                       104      60      15
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.43  $ 1.20  $ 1.00
Accumulation unit value at end of period                                                   $ 1.92  $ 1.43  $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                     1,154     648     213
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.25  $ 1.15  $ 1.00
Accumulation unit value at end of period                                                   $ 1.32  $ 1.25  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                     1,011     769     250
-----------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 181

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                         2006    2005   2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $1.08  $1.00
Accumulation unit value at end of period                                                   $ 1.22  $1.11  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                       --      48     52
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.09  $1.08  $1.00
Accumulation unit value at end of period                                                   $ 1.30  $1.09  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.11  $1.08  $1.00
Accumulation unit value at end of period                                                   $ 1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                       231    270    179
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.18  $1.10  $1.00
Accumulation unit value at end of period                                                   $ 1.40  $1.18  $1.10
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.01  $1.06  $1.00
Accumulation unit value at end of period                                                   $ 1.15  $1.01  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.06  $1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.06  $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       624    526    154
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.00  $0.99  $1.00
Accumulation unit value at end of period                                                   $ 1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period (000 omitted)                       107    943     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.10  $1.06  $1.00
Accumulation unit value at end of period                                                   $ 1.32  $1.10  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --      --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                             $ 1.03  $1.03  $1.00
Accumulation unit value at end of period                                                   $ 1.04  $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                     1,245    705    263
---------------------------------------------------------------------------------------------------------------



182 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2006     2005     2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.10   $ 1.07   $1.00
Accumulation unit value at end of period                                           $ 1.22   $ 1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)               674      742     289
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.13   $ 1.06   $1.00
Accumulation unit value at end of period                                           $ 1.17   $ 1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.18   $ 1.10   $1.00
Accumulation unit value at end of period                                           $ 1.34   $ 1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                --       52      --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.13   $ 1.07   $1.00
Accumulation unit value at end of period                                           $ 1.22   $ 1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)               205      254      82
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.08   $ 1.06   $1.00
Accumulation unit value at end of period                                           $ 1.18   $ 1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.10   $ 1.07   $1.00
Accumulation unit value at end of period                                           $ 1.26   $ 1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.36   $ 1.19   $1.00
Accumulation unit value at end of period                                           $ 1.80   $ 1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)             1,212      863     135
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.04   $ 1.05   $1.00
Accumulation unit value at end of period                                           $ 1.04   $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)             2,483    2,099     349
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.23   $ 1.11   $1.00
Accumulation unit value at end of period                                           $ 1.51   $ 1.23   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.06   $ 1.06   $1.00
Accumulation unit value at end of period                                           $ 1.00   $ 1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)             3,077    1,353     231
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.11   $ 1.09   $1.00
Accumulation unit value at end of period                                           $ 1.29   $ 1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                     $ 1.00       --      --
Accumulation unit value at end of period                                           $ 1.06       --      --
Number of accumulation units outstanding at end of period (000 omitted)             1,248       --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.20   $ 1.16   $1.00
Accumulation unit value at end of period                                           $ 1.40   $ 1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $ 1.20   $ 1.13   $1.00
Accumulation unit value at end of period                                           $ 1.27   $ 1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                --       --      --
----------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 183

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2006     2005     2004
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.04   $ 1.03   $1.00
Accumulation unit value at end of period                                                     $ 1.06   $ 1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         676      333      59
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.04   $ 1.02   $1.00
Accumulation unit value at end of period                                                     $ 1.19   $ 1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.24   $ 1.14   $1.00
Accumulation unit value at end of period                                                     $ 1.49   $ 1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                           3       49      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.02   $ 1.02   $1.00
Accumulation unit value at end of period                                                     $ 1.04   $ 1.02   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.16   $ 1.09   $1.00
Accumulation unit value at end of period                                                     $ 1.27   $ 1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.16   $ 1.12   $1.00
Accumulation unit value at end of period                                                     $ 1.26   $ 1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.04   $ 1.05   $1.00
Accumulation unit value at end of period                                                     $ 1.10   $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.29   $ 1.14   $1.00
Accumulation unit value at end of period                                                     $ 1.56   $ 1.29   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.06   $ 1.04   $1.00
Accumulation unit value at end of period                                                     $ 1.09   $ 1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.23   $ 1.14   $1.00
Accumulation unit value at end of period                                                     $ 1.46   $ 1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.05   $ 1.08   $1.00
Accumulation unit value at end of period                                                     $ 1.08   $ 1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                          --       --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.26   $ 1.10   $1.00
Accumulation unit value at end of period                                                     $ 1.38   $ 1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                       4,343    2,068     279
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.06   $ 1.03   $1.00
Accumulation unit value at end of period                                                     $ 1.11   $ 1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           1       --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $ 1.03   $ 1.03   $1.00
Accumulation unit value at end of period                                                     $ 1.05   $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       2,184    1,811     213
--------------------------------------------------------------------------------------------------------------------



184 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2006     2005    2004
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.40   $1.21   $1.00
Accumulation unit value at end of period                                     $ 1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         631     259      --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.27   $1.10   $1.00
Accumulation unit value at end of period                                     $ 1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000 omitted)         340     329     142
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.11   $1.12   $1.00
Accumulation unit value at end of period                                     $ 1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)          99      70      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                               $ 1.49   $1.34   $1.00
Accumulation unit value at end of period                                     $ 1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)           3       4      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.10   $1.09   $1.00
Accumulation unit value at end of period                                     $ 1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)          47      41      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.10   $1.07   $1.00
Accumulation unit value at end of period                                     $ 1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --      44      --
---------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.18   $1.09   $1.00
Accumulation unit value at end of period                                     $ 1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         718      84      14
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.10   $1.16   $1.00
Accumulation unit value at end of period                                     $ 1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       1,575     749     132
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.19   $1.12   $1.00
Accumulation unit value at end of period                                     $ 1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)          30      31      --
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.32   $1.19   $1.00
Accumulation unit value at end of period                                     $ 1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)       1,356     701     143
---------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.09   $1.07   $1.00
Accumulation unit value at end of period                                     $ 1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.07   $1.04   $1.00
Accumulation unit value at end of period                                     $ 1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.09   $1.09   $1.00
Accumulation unit value at end of period                                     $ 1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.41   $1.24   $1.00
Accumulation unit value at end of period                                     $ 1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)           5      --      --
---------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 185

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2006     2005     2004
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.08   $ 1.06   $1.00
Accumulation unit value at end of period                                         $ 1.14   $ 1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)           1,375    1,103     192
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.28   $ 1.15   $1.00
Accumulation unit value at end of period                                         $ 1.47   $ 1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.25   $ 1.16   $1.00
Accumulation unit value at end of period                                         $ 1.40   $ 1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)              14       --      --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.07   $ 1.07   $1.00
Accumulation unit value at end of period                                         $ 1.12   $ 1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           2,472    1,572     309
--------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.14   $ 1.03   $1.00
Accumulation unit value at end of period                                         $ 1.14   $ 1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.25   $ 1.14   $1.00
Accumulation unit value at end of period                                         $ 1.56   $ 1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.24   $ 1.18   $1.00
Accumulation unit value at end of period                                         $ 1.42   $ 1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)             381       --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.24   $ 1.13   $1.00
Accumulation unit value at end of period                                         $ 1.28   $ 1.24   $1.13
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.00   $ 0.99   $1.00
Accumulation unit value at end of period                                         $ 1.02   $ 1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)             752       61      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.03   $ 1.03   $1.00
Accumulation unit value at end of period                                         $ 1.05   $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)           2,451       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.28   $ 1.15   $1.00
Accumulation unit value at end of period                                         $ 1.50   $ 1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)           2,632    1,232      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.53   $ 1.17   $1.00
Accumulation unit value at end of period                                         $ 2.00   $ 1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             811      542      95
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(5/1/2006)
Accumulation unit value at beginning of period                                   $ 1.00       --      --
Accumulation unit value at end of period                                         $ 1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)           1,456       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.13   $ 1.07   $1.00
Accumulation unit value at end of period                                         $ 1.23   $ 1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------



186 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2006     2005     2004
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.10   $ 1.08   $1.00
Accumulation unit value at end of period                                         $ 1.19   $ 1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)             397      338      11
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                   $ 1.11   $ 1.09   $1.00
Accumulation unit value at end of period                                         $ 1.17   $ 1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)             595       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.27   $ 1.14   $1.00
Accumulation unit value at end of period                                         $ 1.54   $ 1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.09   $ 1.05   $1.00
Accumulation unit value at end of period                                         $ 1.23   $ 1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           1,090    1,237     489
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.12   $ 1.10   $1.00
Accumulation unit value at end of period                                         $ 1.31   $ 1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.15   $ 1.06   $1.00
Accumulation unit value at end of period                                         $ 1.12   $ 1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)               2        2      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.11   $ 1.08   $1.00
Accumulation unit value at end of period                                         $ 1.25   $ 1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.08   $ 1.09   $1.00
Accumulation unit value at end of period                                         $ 1.22   $ 1.08   $1.09
Number of accumulation units outstanding at end of period (000 omitted)              --       --      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
(4/30/2004)
Accumulation unit value at beginning of period                                   $ 0.99   $ 0.99   $1.00
Accumulation unit value at end of period                                         $ 1.00   $ 0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)             176       98      --
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.19   $ 1.15   $1.00
Accumulation unit value at end of period                                         $ 1.40   $ 1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)           1,253    1,122     227
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.15   $ 1.13   $1.00
Accumulation unit value at end of period                                         $ 1.30   $ 1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)           4,098    2,564     386
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.57   $ 1.37   $1.00
Accumulation unit value at end of period                                         $ 2.11   $ 1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)              71       82       9
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.43   $ 1.20   $1.00
Accumulation unit value at end of period                                         $ 1.91   $ 1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)           1,140      847     169
--------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                   $ 1.25   $ 1.15   $1.00
Accumulation unit value at end of period                                         $ 1.32   $ 1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)             777      603      98
--------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 187

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006   2005     2004
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       3       3      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.02   $1.00
Accumulation unit value at end of period                                  $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      10       9      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)       2       2      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      28      27      --
-----------------------------------------------------------------------------------------------



188 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2006    2005    2004
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.10   $1.07   $1.00
Accumulation unit value at end of period                                           $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                5       5       6
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.13   $1.06   $1.00
Accumulation unit value at end of period                                           $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.18   $1.10   $1.00
Accumulation unit value at end of period                                           $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.13   $1.07   $1.00
Accumulation unit value at end of period                                           $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                1       1       1
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $1.08   $1.06   $1.00
Accumulation unit value at end of period                                           $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $1.10   $1.07   $1.00
Accumulation unit value at end of period                                           $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                     $1.36   $1.19   $1.00
Accumulation unit value at end of period                                           $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)               67      39       6
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.04   $1.05   $1.00
Accumulation unit value at end of period                                           $1.03   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)              224     126      22
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.23   $1.11   $1.00
Accumulation unit value at end of period                                           $1.50   $1.23   $1.11
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.06   $1.06   $1.00
Accumulation unit value at end of period                                           $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)              149      50      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                     $1.11   $1.09   $1.00
Accumulation unit value at end of period                                           $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                                     $1.00      --      --
Accumulation unit value at end of period                                           $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)               70      --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                     $1.20   $1.16   $1.00
Accumulation unit value at end of period                                           $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                     $1.20   $1.13   $1.00
Accumulation unit value at end of period                                           $1.26   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --
--------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 189

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2006    2005    2004
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.03   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         30      12      --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.02   $1.00
Accumulation unit value at end of period                                                     $1.18   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                               $1.24   $1.14   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.02   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         11      10       4
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.15   $1.09   $1.00
Accumulation unit value at end of period                                                     $1.27   $1.15   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                          4      --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.16   $1.12   $1.00
Accumulation unit value at end of period                                                     $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                          1       2      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.05   $1.00
Accumulation unit value at end of period                                                     $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          6       6       3
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.29   $1.14   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.29   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                          2       1      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.04   $1.00
Accumulation unit value at end of period                                                     $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          6       5       2
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.23   $1.14   $1.00
Accumulation unit value at end of period                                                     $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.08   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                         11      11       3
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.26   $1.10   $1.00
Accumulation unit value at end of period                                                     $1.37   $1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                        296     101       8
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.03   $1.00
Accumulation unit value at end of period                                                     $1.10   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.03   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        215     115      19
------------------------------------------------------------------------------------------------------------------



190 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2006    2005    2004
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.40   $1.21   $1.00
Accumulation unit value at end of period                                     $1.53   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         39      16      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.27   $1.10   $1.00
Accumulation unit value at end of period                                     $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000 omitted)          5       6       5
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.11   $1.12   $1.00
Accumulation unit value at end of period                                     $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                               $1.49   $1.34   $1.00
Accumulation unit value at end of period                                     $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.10   $1.09   $1.00
Accumulation unit value at end of period                                     $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.10   $1.07   $1.00
Accumulation unit value at end of period                                     $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.18   $1.09   $1.00
Accumulation unit value at end of period                                     $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         16      --      --
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.10   $1.16   $1.00
Accumulation unit value at end of period                                     $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         78      39       8
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $1.19   $1.12   $1.00
Accumulation unit value at end of period                                     $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $1.32   $1.19   $1.00
Accumulation unit value at end of period                                     $1.49   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         65      28       3
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.09   $1.07   $1.00
Accumulation unit value at end of period                                     $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.07   $1.04   $1.00
Accumulation unit value at end of period                                     $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.09   $1.08   $1.00
Accumulation unit value at end of period                                     $1.19   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                               $1.41   $1.24   $1.00
Accumulation unit value at end of period                                     $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)         --      --      --
--------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 191

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                          2006    2005    2004
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.08   $1.06   $1.00
Accumulation unit value at end of period                                                    $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        87      48       8
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.28   $1.15   $1.00
Accumulation unit value at end of period                                                    $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.25   $1.16   $1.00
Accumulation unit value at end of period                                                    $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.07   $1.07   $1.00
Accumulation unit value at end of period                                                    $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                       136      68      12
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.14   $1.03   $1.00
Accumulation unit value at end of period                                                    $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.25   $1.14   $1.00
Accumulation unit value at end of period                                                    $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.23   $1.18   $1.00
Accumulation unit value at end of period                                                    $1.42   $1.23   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                        12      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                              $1.24   $1.13   $1.00
Accumulation unit value at end of period                                                    $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                              $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                    $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                         7       4      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                              $1.03   $1.03   $1.00
Accumulation unit value at end of period                                                    $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        40      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                              $1.28   $1.15   $1.00
Accumulation unit value at end of period                                                    $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                       181      83      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                                              $1.52   $1.16   $1.00
Accumulation unit value at end of period                                                    $2.00   $1.52   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                        46      24       3
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                              $1.00      --      --
Accumulation unit value at end of period                                                    $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        29      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                              $1.13   $1.07   $1.00
Accumulation unit value at end of period                                                    $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                        --      --      --
-----------------------------------------------------------------------------------------------------------------



192 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                    2006    2005    2004
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.10   $1.08   $1.00
Accumulation unit value at end of period                                              $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                  55      30       4
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                        $1.10   $1.09   $1.00
Accumulation unit value at end of period                                              $1.17   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                  14      --      --
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.27   $1.14   $1.00
Accumulation unit value at end of period                                              $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                  --      --      --
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.09   $1.05   $1.00
Accumulation unit value at end of period                                              $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                  14      21      19
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.12   $1.10   $1.00
Accumulation unit value at end of period                                              $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                  --      --      --
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.15   $1.06   $1.00
Accumulation unit value at end of period                                              $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                   1       1       1
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.10   $1.08   $1.00
Accumulation unit value at end of period                                              $1.24   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                  --      --      --
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.08   $1.09   $1.00
Accumulation unit value at end of period                                              $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                  --      --      --
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $0.99   $0.99   $1.00
Accumulation unit value at end of period                                              $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   9       5      --
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                        $1.19   $1.15   $1.00
Accumulation unit value at end of period                                              $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                  72      43       5
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                        $1.15   $1.13   $1.00
Accumulation unit value at end of period                                              $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                 235     119      13
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                        $1.57   $1.37   $1.00
Accumulation unit value at end of period                                              $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                   3       3       3
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                        $1.42   $1.20   $1.00
Accumulation unit value at end of period                                              $1.91   $1.42   $1.20
Number of accumulation units outstanding at end of period (000 omitted)                  61      32       3
-----------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                        $1.25   $1.15   $1.00
Accumulation unit value at end of period                                              $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                  56      28       4
-----------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 193

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.14   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.02   $1.00
Accumulation unit value at end of period                                  $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------



194 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 174 segregated asset subaccounts of RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 174 segregated asset subaccounts of RiverSource Variable Annuity Account, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                              /s/ Ernst & Young LLP


Minneapolis, Minnesota

April 24, 2007



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 195

STATEMENTS OF ASSETS AND LIABILITIES



                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                      BASIC VAL,    CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,
DEC. 31, 2006                                           SER II        SER I         SER II       SER I        SER II
ASSETS
Investments, at value(1),(2)                         $45,913,169   $16,424,017   $15,218,179   $2,072,844   $2,962,399
Dividends receivable                                          --            --            --           --           --
Accounts receivable from RiverSource Life for
contract purchase payments                                   466           244        53,587           --           --
Receivable for share redemptions                         145,252        17,856        17,907        2,576        4,847
----------------------------------------------------------------------------------------------------------------------
Total assets                                          46,058,887    16,442,117    15,289,673    2,075,420    2,967,246
======================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                         51,502        15,882        16,240        2,325        2,870
   Administrative charge                                   5,556         1,968         1,643          251          353
   Contract terminations                                  88,194             5            24           --        1,623
Payable for investments purchased                            466           244        53,587           --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        145,718        18,099        71,494        2,576        4,846
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                45,913,089    16,423,926    15,218,003    2,072,844    2,961,596
Net assets applicable to contracts in payment
period                                                        --            --            --           --           --
Net assets applicable to seed money                           80            92           176           --          804
----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $45,913,169   $16,424,018   $15,218,179   $2,072,844   $2,962,400
======================================================================================================================
(1) Investment shares                                  3,467,762       626,393       587,348      112,471      162,859
(2) Investments, at cost                             $37,697,335   $15,369,612   $14,364,003   $1,403,496   $2,135,315
----------------------------------------------------------------------------------------------------------------------



                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------------
                                                        AIM VI      AIM VI      AIM VI          AIM VI           AB VPS
                                                       CORE EQ,    CORE EQ,    INTL GRO,   MID CAP CORE EQ,   BAL SHARES,
DEC. 31, 2006 (CONTINUED)                               SER I       SER II       SER I          SER II            CL B
ASSETS
Investments, at value(1),(2)                         $36,389,391   $334,745   $2,576,727      $7,771,234       $2,273,689
Dividends receivable                                          --         --           --              --               --
Accounts receivable from RiverSource Life for
contract purchase payments                                 3,893         --           --              18              187
Receivable for share redemptions                          41,360        344        5,611          34,703            2,358
-------------------------------------------------------------------------------------------------------------------------
Total assets                                          36,434,644    335,089    2,582,338       7,805,955        2,276,234
=========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                         35,463        304        2,589           9,852            2,096
   Administrative charge                                   4,362         40          311             951              264
   Contract terminations                                   1,534         --        2,711          23,901               --
Payable for investments purchased                          3,893         --           --              18              187
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         45,252        344        5,611          34,722            2,547
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                36,367,140    334,213    2,576,694       7,770,722        2,272,872
Net assets applicable to contracts in payment
period                                                    22,252         --           33              --               --
Net assets applicable to seed money                           --        532           --             511              815
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $36,389,392   $334,745   $2,576,727      $7,771,233       $2,273,687
=========================================================================================================================
(1) Investment shares                                  1,336,862     12,389       87,554         579,078          112,670
(2) Investments, at cost                             $33,627,547   $308,826   $1,832,780      $7,516,646       $2,039,604
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



196 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------------------
                                                        AB VPS         AB VPS         AB VPS         AB VPS          AB VPS
                                                     GLOBAL TECH,    GRO & INC,      INTL VAL,    LG CAP GRO,   U.S. GOVT/HI GR,
DEC. 31, 2006 (CONTINUED)                                CL B           CL B           CL B           CL B            CL B
ASSETS
Investments, at value(1),(2)                          $6,040,226     $34,617,177   $132,164,141   $12,980,503      $3,525,587
Dividends receivable                                          --              --             --            --              --
Accounts receivable from RiverSource Life for
contract purchase payments                                    57              59        166,020            --              --
Receivable for share redemptions                           6,724          37,117        206,594        13,889           4,397
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                           6,047,007      34,654,353    132,536,755    12,994,392       3,529,984
================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                          5,959          30,934        157,936        12,339           3,755
   Administrative charge                                     720           4,121         15,567         1,550             420
   Contract terminations                                      45           2,061         33,091            --             222
Payable for investments purchased                             57              59        166,020            --              --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          6,781          37,175        372,614        13,889           4,397
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                 6,040,154      34,613,272    132,063,800    12,980,394       3,525,587
Net assets applicable to contracts in payment
period                                                        --           3,513        100,341            --              --
Net assets applicable to seed money                           72             393             --           109              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $6,040,226     $34,617,178   $132,164,141   $12,980,503      $3,525,587
================================================================================================================================
(1) Investment shares                                    356,566       1,285,450      5,342,124       492,245         302,107
(2) Investments, at cost                              $5,900,310     $27,238,535   $ 98,292,199   $12,375,425      $3,598,857
--------------------------------------------------------------------------------------------------------------------------------



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        AC VP         AC VP       AC VP        AC VP         AC VP
                                                     INC & GRO,     INFLATION     INTL,       ULTRA,         VAL,
DEC. 31, 2006 (CONTINUED)                               CL I       PROT, CL II    CL II        CL II         CL I
ASSETS
Investments, at value(1),(2)                         $1,500,643   $135,724,783   $59,071   $118,724,226   $1,739,118
Dividends receivable                                         --             --        --             --           --
Accounts receivable from RiverSource Life for
contract purchase payments                                   --        106,476        --        568,608           --
Receivable for share redemptions                          2,228        248,718        75        156,851        2,488
--------------------------------------------------------------------------------------------------------------------
Total assets                                          1,502,871    136,079,977    59,146    119,449,685    1,741,606
====================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                         1,492        167,570        70        138,000        1,722
   Administrative charge                                    179         16,391         7         13,518          207
   Contract terminations                                    557         64,758        --          5,332          559
Payable for investments purchased                            --        106,476        --        568,608           --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,228        355,195        77        725,458        2,488
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                1,500,643    135,718,678    57,549    118,724,227    1,739,003
Net assets applicable to contracts in payment
period                                                       --             --        --             --          115
Net assets applicable to seed money                          --          6,104     1,520             --           --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                     $1,500,643   $135,724,782   $59,069   $118,724,227   $1,739,118
====================================================================================================================
(1) Investment shares                                   173,887     13,464,760     5,848     11,896,215      198,984
(2) Investments, at cost                             $1,236,677   $139,296,625   $43,600   $116,516,304   $1,357,369
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 197

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------------------
                                                                   AC VP      BARON         COL           COL         COL
                                                                   VAL,    CAP ASSET,  ASSET ALLOC,  FEDERAL SEC,  HI YIELD,
DEC. 31, 2006 (CONTINUED)                                          CL II       INS        VS CL A       VS CL A     VS CL A
ASSETS
Investments, at value(1),(2)                                     $438,971  $2,747,199    $816,609     $1,750,589    $690,587
Dividends receivable                                                   --          --          --             --          --
Accounts receivable from RiverSource Life for contract purchase
payments                                                               --          21          --             --          --
Receivable for share redemptions                                      584       3,440         803          1,715         677
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      439,555   2,750,660     817,412      1,752,304     691,264
============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     534       3,100         706          1,506         595
   Administrative charge                                               52         339          97            209          82
   Contract terminations                                               --          --          --             --          --
Payable for investments purchased                                      --          21          --             --          --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     586       3,460         803          1,715         677
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         438,001   2,747,200     816,609      1,750,589     690,587
Net assets applicable to contracts in payment period                   --          --          --             --          --
Net assets applicable to seed money                                   968          --          --             --          --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $438,969  $2,747,200    $816,609     $1,750,589    $690,587
============================================================================================================================
(1) Investment shares                                              50,283      85,053      51,619        167,041      59,947
(2) Investments, at cost                                         $410,525  $1,714,670    $611,650     $1,820,388    $663,247
----------------------------------------------------------------------------------------------------------------------------



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------------------
                                                                     COL          COL          COL          COL        CS
                                                                  HI YIELD,   LG CAP GRO,  SM CAP VAL,  SM CO GRO,   MID-CAP
DEC. 31, 2006 (CONTINUED)                                          VS CL B      VS CL A      VS CL B      VS CL A     CORE
ASSETS
Investments, at value(1),(2)                                     $52,288,159   $1,098,004    $224,048    $244,636   $346,494
Dividends receivable                                                      --           --          --          --         --
Accounts receivable from RiverSource Life for contract purchase
payments                                                             119,402           --          --          --         --
Receivable for share redemptions                                      84,378        1,034         287         237        429
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                      52,491,939    1,099,038     224,335     244,873    346,923
============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     62,343          903         263         208        388
   Administrative charge                                               6,071          131          24          29         41
   Contract terminations                                              15,964           --          --          --         --
Payable for investments purchased                                    119,402           --          --          --         --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    203,780        1,034         287         237        429
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         52,288,159    1,098,004     221,936     244,636    346,494
Net assets applicable to contracts in payment period                      --           --          --          --         --
Net assets applicable to seed money                                       --           --       2,112          --         --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $52,288,159   $1,098,004    $224,048    $244,636   $346,494
============================================================================================================================
(1) Investment shares                                              4,534,966       40,397      10,871      19,142     25,781
(2) Investments, at cost                                         $50,301,408   $  959,237    $191,557    $132,486   $278,704
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



198 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------
                                                                    DREY IP       DREY IP     DREY SOC   DREY VIF    DREY VIF
                                                                 MIDCAP STOCK,   TECH GRO,    RESP GRO,    APPR,   DISC STOCK,
DEC. 31, 2006 (CONTINUED)                                             SERV          SERV        INIT       SERV       INIT
ASSETS
Investments, at value(1),(2)                                        $98,972     $37,934,062  $2,037,215  $825,984    $260,313
Dividends receivable                                                     --              --          --        --          --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                 --         153,213          --        --          --
Receivable for share redemptions                                        120          51,534       2,266     1,027         293
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         99,092      38,138,809   2,039,481   827,011     260,606
==============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                       107          44,347       2,023       928         262
   Administrative charge                                                 12           4,367         244        98          31
   Contract terminations                                                 --           2,820          --        --          --
Payable for investments purchased                                        --         153,213          --        --          --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       119         204,747       2,267     1,026         293
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            96,827      37,934,062   2,037,001   824,418     260,313
Net assets applicable to contracts in payment period                     --              --          --        --          --
Net assets applicable to seed money                                   2,146              --         213     1,567          --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $98,973     $37,934,062  $2,037,214  $825,985    $260,313
==============================================================================================================================
(1) Investment shares                                                 5,714       4,087,722      71,607    19,518      10,192
(2) Investments, at cost                                            $96,277     $34,997,442  $2,199,089  $674,554    $261,224
------------------------------------------------------------------------------------------------------------------------------



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 --------------------------------------------------------------
                                                                  DREY VIF   DREY VIF        EG VA        EG VA        EG VA
                                                                 INTL VAL,  SM CO STOCK,     BAL,      CORE BOND,   FUNDAMENTAL
DEC. 31, 2006 (CONTINUED)                                           SERV       INIT          CL 2         CL 2     LG CAP, CL 1
ASSETS
Investments, at value(1),(2)                                      $320,052     $22,968    $2,423,895  $50,854,891   $1,915,825
Dividends receivable                                                    --          --            --           --           --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                --          --            --       18,270           --
Receivable for share redemptions                                       438          26         2,712       65,070        1,841
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       320,490      22,994     2,426,607   50,938,231    1,917,666
===============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                      400          23         2,425       55,811        1,613
   Administrative charge                                                38           3           288        6,112          227
   Contract terminations                                                --          --            --        3,146           --
Payable for investments purchased                                       --          --            --       18,270           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      438          26         2,713       83,339        1,840
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          318,060      22,968     2,423,823   50,854,839    1,915,826
Net assets applicable to contracts in payment period                    --          --            --           --           --
Net assets applicable to seed money                                  1,992          --            71           53           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                  $320,052     $22,968    $2,423,894  $50,854,892   $1,915,826
===============================================================================================================================
(1) Investment shares                                               16,438       1,075       160,205    5,085,489       97,746
(2) Investments, at cost                                          $271,624     $21,091    $2,096,690  $52,090,261   $1,535,915
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 199

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ---------------------------------------------------------------
                                                                     EG VA        EG VA        EG VA        EG VA       EG VA
                                                                  FUNDAMENTAL      GRO,       HI INC,     INTL EQ,    INTL EQ,
DEC. 31, 2006 (CONTINUED)                                        LG CAP, CL 2      CL 2        CL 2         CL 1        CL 2
ASSETS
Investments, at value(1),(2)                                     $23,638,321   $14,206,691  $28,611,518  $4,126,195  $32,561,599
Dividends receivable                                                      --            --           --          --           --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                 122         2,221        7,228          --           --
Receivable for share redemptions                                      27,397        20,477       41,184       3,977       53,555
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      23,665,840    14,229,389   28,659,930   4,130,172   32,615,154
================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     22,420        15,345       32,082       3,486       33,883
   Administrative charge                                               2,764         1,714        3,456         491        3,883
   Contract terminations                                               2,212         3,419        5,646          --       15,789
Payable for investments purchased                                        122         2,221        7,228          --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     27,518        22,699       48,412       3,977       53,555
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         23,638,130    14,206,564   28,611,462   4,126,195   32,561,443
Net assets applicable to contracts in payment period                      --            --           --          --           --
Net assets applicable to seed money                                      192           126           56          --          156
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $23,638,322   $14,206,690  $28,611,518  $4,126,195  $32,561,599
================================================================================================================================
(1) Investment shares                                              1,210,360       921,914    2,756,408     255,018    2,019,950
(2) Investments, at cost                                         $19,614,908   $11,943,595  $29,300,305  $3,212,367  $25,253,091
--------------------------------------------------------------------------------------------------------------------------------



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 --------------------------------------------------------------
                                                                    EG VA       EG VA        EG VA         EG VA       EG VA
                                                                   OMEGA,       OMEGA,      SPECIAL    SPECIAL VAL,   STRATEGIC
DEC. 31, 2006 (CONTINUED)                                           CL 1         CL 2      VAL, CL 1       CL 2       INC,CL 1
ASSETS
Investments, at value(1),(2)                                     $3,882,591  $35,221,186  $13,291,886   $22,370,454  $7,489,206
Dividends receivable                                                     --           --           --            --          --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                 --        3,566           --            --          --
Receivable for share redemptions                                      3,856       48,725       12,933        25,735       7,252
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,886,447   35,273,477   13,304,819    22,396,189   7,496,458
===============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     3,374       38,056       11,333        21,571       6,362
   Administrative charge                                                468        4,200        1,583         2,666         890
   Contract terminations                                                 14        6,468           17         1,499          --
Payable for investments purchased                                        --        3,566           --            --          --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3,856       52,290       12,933        25,736       7,252
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,880,697   35,221,132   13,291,886    22,370,233   7,456,778
Net assets applicable to contracts in payment period                  1,894           --           --            --      32,428
Net assets applicable to seed money                                      --           55           --           220          --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $3,882,591  $35,221,187  $13,291,886   $22,370,453  $7,489,206
===============================================================================================================================
(1) Investment shares                                               218,123    1,998,932      766,987     1,295,336     726,402
(2) Investments, at cost                                         $3,224,595  $30,668,004  $10,658,064   $18,737,645  $7,448,618
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



200 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                                EG VA       FID VIP   FID VIP     FID VIP       FID VIP
                                                           STRATEGIC INC,    BAL,       BAL,    CONTRAFUND,   CONTRAFUND,
DEC. 31, 2006 (CONTINUED)                                       CL 2        SERV CL  SERV CL 2    SERV CL      SERV CL 2
ASSETS
Investments, at value(1),(2)                                 $48,654,433   $582,113   $301,434  $20,940,926  $418,463,292
Dividends receivable                                                  --         --         --           --            --
Accounts receivable from RiverSource Life for contract
purchase payments                                                 13,677         --         --           --     1,195,178
Receivable for share redemptions                                  64,343        574        368       20,309       532,857
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                  48,732,453    582,687    301,802   20,961,235   420,191,327
=========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                 53,746        505        332       17,809       473,805
   Administrative charge                                           5,801         69         36        2,500        48,416
   Contract terminations                                           4,796         --         --           --        10,636
Payable for investments purchased                                 13,677         --         --           --     1,195,178
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 78,020        574        368       20,309     1,728,035
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     48,654,378    582,113    301,362   20,938,203   418,463,292
Net assets applicable to contracts in payment period                  --         --         --        2,723            --
Net assets applicable to seed money                                   55         --         72           --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $48,654,433   $582,113   $301,434  $20,940,926  $418,463,292
=========================================================================================================================
(1) Investment shares                                          4,732,922     37,435     19,498      667,334    13,451,086
(2) Investments, at cost                                     $49,788,730   $494,212   $265,806  $15,203,116  $389,368,734
-------------------------------------------------------------------------------------------------------------------------



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------
                                                             FID VIP     FID VIP     FID VIP    FID VIP   FID VIP
                                                            DYN APPR,  GRO & INC,  GRO & INC,    GRO,       GRO,
DEC. 31, 2006 (CONTINUED)                                   SERV CL 2    SERV CL    SERV CL 2   SERV CL   SERV CL 2
ASSETS
Investments, at value(1),(2)                               $2,386,672  $7,228,832  $  996,461  $204,610  $6,097,421
Dividends receivable                                               --          --          --        --          --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --          --       3,422        --         576
Receivable for share redemptions                                2,590       8,739       1,223       196      21,849
-------------------------------------------------------------------------------------------------------------------
Total assets                                                2,389,262   7,237,571   1,001,106   204,806   6,119,846
===================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               2,303       7,812       1,105       172       5,865
   Administrative charge                                          287         864         118        24         729
   Contract terminations                                           --          63          --        --      15,255
Payable for investments purchased                                  --          --       3,422        --         576
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                               2,590       8,739       4,645       196      22,425
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   2,308,708   7,228,832     996,311   204,610   6,096,710
Net assets applicable to contracts in payment period           77,826          --          --        --          --
Net assets applicable to seed money                               138          --         150        --         711
-------------------------------------------------------------------------------------------------------------------
Total net assets                                           $2,386,672  $7,228,832  $  996,461  $204,610  $6,097,421
===================================================================================================================
(1) Investment shares                                         251,759     451,520      62,829     5,728     172,146
(2) Investments, at cost                                   $1,807,133  $5,901,543  $  823,687  $233,856  $5,189,247
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 201

STATEMENTS OF ASSETS AND LIABILITIES



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                             FID VIP     FID VIP     FID VIP      FID VIP       FID VIP
                                                             HI INC,     HI INC,    INVEST GR,    MID CAP,     MID CAP,
DEC. 31, 2006 (CONTINUED)                                    SERV CL    SERV CL 2   SERV CL 2     SERV CL      SERV CL 2
ASSETS
Investments, at value(1),(2)                               $4,149,366  $2,506,378  $72,153,388  $37,792,913  $107,087,672
Dividends receivable                                               --          --           --           --            --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --          --       50,123           --       233,233
Receivable for share redemptions                                4,072       2,817      150,372       39,972       129,046
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                4,153,438   2,509,195   72,353,883   37,832,885   107,449,951
=========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               3,565       2,509       88,262       35,412       113,847
   Administrative charge                                          493         301        8,600        4,522        12,503
   Contract terminations                                           14           7       53,510           38         2,696
Payable for investments purchased                                  --          --       50,123           --       233,233
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               4,072       2,817      200,495       39,972       362,279
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   4,131,684   2,506,318   72,153,310   37,754,302   107,087,672
Net assets applicable to contracts in payment period           17,682          --           --       38,611            --
Net assets applicable to seed money                                --          60           78           --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $4,149,366  $2,506,378  $72,153,388  $37,792,913  $107,087,672
=========================================================================================================================
(1) Investment shares                                         656,545     401,021    5,744,697    1,092,597     3,126,647
(2) Investments, at cost                                   $4,124,270  $2,535,309  $71,436,825  $24,081,296  $ 89,705,208
-------------------------------------------------------------------------------------------------------------------------



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                             FID VIP     FID VIP     FTVIPT FRANK     FTVIPT FRANK    FTVIPT FRANK
                                                            OVERSEAS,   OVERSEAS,      INC SEC,     GLOBAL REAL EST,  RISING DIVD,
DEC. 31, 2006 (CONTINUED)                                    SERV CL    SERV CL 2        CL 2           CL 2             CL 2
ASSETS
Investments, at value(1),(2)                               $1,978,949  $ 43,371,169   $36,223,793     $17,486,541      $  992,895
Dividends receivable                                               --           --             --              --              --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --       35,568         27,256              47          25,082
Receivable for share redemptions                                2,399       98,051        212,052          23,366           1,304
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,981,348   43,504,788     36,463,101      17,509,954       1,019,281
==================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               2,160       51,712         39,028          18,141           1,193
   Administrative charge                                          236        5,179          4,317           2,093             112
   Contract terminations                                            3       41,162        168,707           3,131              --
Payable for investments purchased                                  --       35,568         27,256              47          25,082
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               2,399      133,621        239,308          23,412          26,387
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   1,978,949   43,371,167     36,173,058      17,486,232         991,921
Net assets applicable to contracts in payment period               --           --         50,670              --              --
Net assets applicable to seed money                                --           --             65             310             973
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $1,978,949  $ 43,371,167   $36,223,793     $17,486,542      $  992,894
==================================================================================================================================
(1) Investment shares                                          82,940     1,826,154     2,086,624         504,226          48,316
(2) Investments, at cost                                   $1,318,197  $ 31,791,568   $30,184,740     $12,287,634      $  847,781
----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



202 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                           FTVIPT FRANK  FTVIPT FRANK      FTVIPT          FTVIPT       FTVIPT
                                                            SM CAP VAL,   SM MID CAP   MUTUAL SHARES  TEMP DEV MKTS    TEMP FOR
DEC. 31, 2006 (CONTINUED)                                      CL 2        GRO, CL 2     SEC, CL 2       SEC, CL 2    SEC, CL 2
ASSETS
Investments, at value(1),(2)                                $13,758,290   $24,298,436   $207,311,376    $1,995,571   $33,069,249
Dividends receivable                                                 --            --             --            --            --
Accounts receivable from RiverSource Life for contract
purchase payments                                                    10           687        415,983            --         8,304
Receivable for share redemptions                                 19,219        38,915        318,590         1,986        46,039
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 13,777,519    24,338,038    208,045,949     1,997,557    33,123,592
================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                13,088        22,466        205,453         1,747        30,447
   Administrative charge                                          1,642         2,908         24,178           239         3,941
   Contract terminations                                          4,489        13,542         88,959            --        11,651
Payable for investments purchased                                    10           687        415,983            --         8,304
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                19,229        39,603        734,573         1,986        54,343
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    13,758,194    24,295,654    207,311,376     1,951,346    33,069,155
Net assets applicable to contracts in payment period                 --         2,034             --        44,225            --
Net assets applicable to seed money                                  96           747             --            --            94
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $13,758,290   $24,298,435   $207,311,376    $1,995,571   $33,069,249
================================================================================================================================
(1) Investment shares                                           732,213     1,097,986     10,127,571       144,711     1,766,520
(2) Investments, at cost                                    $ 9,763,303   $19,036,884   $158,972,109    $1,252,103   $22,578,418
--------------------------------------------------------------------------------------------------------------------------------



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                               FTVIPT      FTVIPT      GS VIT       GS VIT         GS VIT
                                                            TEMP GLOBAL   TEMP GRO    CAP GRO,     STRATEGIC    MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                                    INC, CL 2    SEC, CL 2     INST     INTL EQ, INST      INST
ASSETS
Investments, at value(1),(2)                               $124,796,622  $4,151,363  $1,032,923     $784,765    $136,205,171
Dividends receivable                                                 --          --          --           --              --
Accounts receivable from RiverSource Life for contract
purchase payments                                               443,677      27,269          --           --         387,674
Receivable for share redemptions                                161,897       5,044       1,261          957         178,842
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                125,402,196   4,183,676   1,034,184      785,722     136,771,687
============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               144,197       4,567       1,138          864         156,644
   Administrative charge                                         14,205         477         123           93          15,817
   Contract terminations                                          3,496          --          --           --           6,379
Payable for investments purchased                               443,677      27,269          --           --         387,674
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               605,575      32,313       1,261          957         566,514
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   124,764,476   4,150,910   1,032,923      784,765     136,179,261
Net assets applicable to contracts in payment period             32,145          --          --           --          25,912
Net assets applicable to seed money                                  --         453          --           --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $124,796,621  $4,151,363  $1,032,923     $784,765    $136,205,173
============================================================================================================================
(1) Investment shares                                         8,051,395     260,600      89,199       54,159       8,465,206
(2) Investments, at cost                                   $118,801,253  $3,392,680  $  928,563     $571,066    $133,357,508
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 203

STATEMENTS OF ASSETS AND LIABILITIES



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                              GS VIT     JANUS ASPEN   JANUS ASPEN  JANUS ASPEN  JANUS ASPEN
                                                           STRUCTD U.S.     BAL,      GLOBAL TECH,   INTL GRO,   LG CAP GRO,
DEC. 31, 2006 (CONTINUED)                                    EQ, INST       INST          SERV         SERV         SERV
ASSETS
Investments, at value(1),(2)                                $10,953,813   $7,460,553    $628,880     $5,111,860   $3,992,753
Dividends receivable                                                 --           --          --             --           --
Accounts receivable from RiverSource Life for contract
purchase payments                                                 4,223           --          --             --           --
Receivable for share redemptions                                 12,182       12,631         840          6,474        4,785
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,970,218    7,473,184     629,720      5,118,334    3,997,538
============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                10,874        7,606         661          5,597        4,295
   Administrative charge                                          1,308          913          75            606          479
   Contract terminations                                             --        4,112         103            271           11
Payable for investments purchased                                 4,223           --          --             --           --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                16,405       12,631         839          6,474        4,785
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,851,996    7,460,095     628,881      5,111,860    3,992,753
Net assets applicable to contracts in payment period            101,723          458          --             --           --
Net assets applicable to seed money                                  94           --          --             --           --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $10,953,813   $7,460,553    $628,881     $5,111,860   $3,992,753
============================================================================================================================
(1) Investment shares                                           746,681      267,499     147,279        101,005      174,814
(2) Investments, at cost                                    $ 8,626,886   $6,477,473    $778,420     $2,699,458   $4,623,033
----------------------------------------------------------------------------------------------------------------------------



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                            JANUS ASPEN  JANUS ASPEN      JPM          LAZARD          LAZARD
                                                           MID CAP GRO,  WORLD GRO,   U.S. LG CAP    RETIRE U.S.       RETIRE
DEC. 31, 2006 (CONTINUED)                                      SERV         INST        CORE EQ    STRATEGIC, SERV  INTL EQ, SERV
ASSETS
Investments, at value(1),(2)                                $2,097,215    $2,903,352   $1,543,938      $467,114       $716,197
Dividends receivable                                                --            --           --            --             --
Accounts receivable from RiverSource Life for contract
purchase payments                                                   --         4,421           --            --             --
Receivable for share redemptions                                 2,445         3,238        1,833           571            875
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 2,099,660     2,911,011    1,545,771       467,685        717,072
=================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                2,196         2,891        1,650           515            790
   Administrative charge                                           250           347          183            56             85
   Contract terminations                                            --            --           --            --             --
Payable for investments purchased                                   --         4,421           --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                2,446         7,659        1,833           571            875
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    2,097,214     2,895,078    1,543,938       467,114        716,197
Net assets applicable to contracts in payment period                --         8,274           --            --             --
Net assets applicable to seed money                                 --            --           --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $2,097,214    $2,903,352   $1,543,938      $467,114       $716,197
=================================================================================================================================
(1) Investment shares                                           65,151        89,416       98,340        36,323         48,099
(2) Investments, at cost                                    $2,076,608    $3,261,118   $1,281,536      $336,975       $504,269
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



204 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                                 MFS           MFS         MFS         MFS         MFS
                                                           INV GRO STOCK,  INV TRUST,  INV TRUST,   NEW DIS,    NEW DIS,
DEC. 31, 2006 (CONTINUED)                                      SERV CL       INIT CL     SERV CL     INIT CL     SERV CL
ASSETS
Investments, at value(1),(2)                                 $5,196,153    $5,936,648  $1,061,231  $3,212,526  $5,309,770
Dividends receivable                                                 --            --          --          --          --
Accounts receivable from RiverSource Life for contract
purchase payments                                                    40         3,035          --          --          --
Receivable for share redemptions                                  5,513         6,554       1,124       4,006       6,105
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,201,706     5,946,237   1,062,355   3,216,532   5,315,875
=========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                 4,587         5,844         998       3,473       4,744
   Administrative charge                                            621           710         126         385         633
   Contract terminations                                            305            --          --         149         727
Payable for investments purchased                                    40         3,035          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,553         9,589       1,124       4,007       6,104
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,194,282     5,936,488   1,061,152   3,212,520   5,307,895
Net assets applicable to contracts in payment period              1,549            --          --           5       1,557
Net assets applicable to seed money                                 322           160          79          --         319
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $5,196,153    $5,936,648  $1,061,231  $3,212,525  $5,309,771
=========================================================================================================================
(1) Investment shares                                           498,193       273,704      49,199     184,416     309,608
(2) Investments, at cost                                     $4,543,985    $4,710,481  $  822,618  $2,739,901  $4,197,628
-------------------------------------------------------------------------------------------------------------------------



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                               MFS          MFS            MFS           MFS          MFS
                                                            RESEARCH,  TOTAL RETURN,  TOTAL RETURN,   UTILITIES,  UTILITIES,
DEC. 31, 2006 (CONTINUED)                                    INIT CL      INIT CL        SERV CL       INIT CL      SERV CL
ASSETS
Investments, at value(1),(2)                               $2,617,665     $247,836     $88,339,971   $14,336,567  $5,055,353
Dividends receivable                                               --           --              --            --          --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --           --          28,931         3,808          55
Receivable for share redemptions                                3,184          240         123,378        18,911       8,421
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,620,849      248,076      88,492,280    14,359,286   5,063,829
============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               2,867          211          81,653        14,658       4,822
   Administrative charge                                          313           29          10,527         1,721         602
   Contract terminations                                            4           --          31,199         2,532       2,997
Payable for investments purchased                                  --           --          28,931         3,808          55
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               3,184          240         152,310        22,719       8,476
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   2,617,665      247,836      88,339,590    14,336,450   5,054,561
Net assets applicable to contracts in payment period               --           --              --            --          --
Net assets applicable to seed money                                --           --             380           117         792
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $2,617,665     $247,836     $88,339,970   $14,336,567  $5,055,353
============================================================================================================================
(1) Investment shares                                         145,103       11,322       4,076,602       489,804     174,262
(2) Investments, at cost                                   $2,281,632     $217,374     $77,271,517   $ 9,684,186  $3,262,994
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 205

STATEMENTS OF ASSETS AND LIABILITIES



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------
                                                                                                  OPPEN        OPPEN
                                                              OPCAP       OPCAP       OPCAP     CAP APPR   CAP APPR VA,
DEC. 31, 2006 (CONTINUED)                                      EQ        MANAGED     SM CAP        VA          SERV
ASSETS
Investments, at value(1),(2)                               $1,096,033  $3,589,456  $2,385,102  $3,440,780   $69,737,968
Dividends receivable                                               --          --          --          --            --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --          --          --          --         6,058
Receivable for share redemptions                                1,508       4,802       3,200       5,291       185,866
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                1,097,541   3,594,258   2,388,302   3,446,071    69,929,892
=======================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               1,092       3,590       2,325       3,447        84,365
   Administrative charge                                          131         431         279         414         8,475
   Contract terminations                                          285         781         595       1,431        93,027
Payable for investments purchased                                  --          --          --          --         6,058
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                               1,508       4,802       3,199       5,292       191,925
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   1,095,820   3,584,917   2,385,102   3,440,779    69,737,967
Net assets applicable to contracts in payment period              213       4,539           1          --            --
Net assets applicable to seed money                                --          --          --          --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                           $1,096,033  $3,589,456  $2,385,103  $3,440,779   $69,737,967
=======================================================================================================================
(1) Investment shares                                          26,423      86,535      64,918      83,050     1,697,200
(2) Investments, at cost                                   $  928,261  $3,362,908  $1,725,759  $3,369,314   $61,821,952
-----------------------------------------------------------------------------------------------------------------------



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------
                                                              OPPEN         OPPEN         OPPEN        OPPEN      OPPEN
                                                           GLOBAL SEC  GLOBAL SEC VA,    HI INC     HI INC VA,   MAIN ST
DEC. 31, 2006 (CONTINUED)                                      VA           SERV           VA          SERV        VA
ASSETS
Investments, at value(1),(2)                                $348,414     $18,921,356   $1,770,394   $5,710,460  $455,784
Dividends receivable                                              --              --           --           --        --
Accounts receivable from RiverSource Life for contract
purchase payments                                                 --              --           --          781        --
Receivable for share redemptions                                 387          98,108        3,204        5,939       511
------------------------------------------------------------------------------------------------------------------------
Total assets                                                 348,801      19,019,464    1,773,598    5,717,180   456,295
========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                345          18,481        1,778        5,195       456
   Administrative charge                                          42           2,265          213          680        55
   Contract terminations                                          --          77,363        1,213           64        --
Payable for investments purchased                                 --              --           --          781        --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                387          98,109        3,204        6,720       511
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    348,414      18,920,896    1,770,394    5,710,460   455,784
Net assets applicable to contracts in payment period              --              --           --           --        --
Net assets applicable to seed money                               --             459           --           --        --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $348,414     $18,921,355   $1,770,394   $5,710,460  $455,784
========================================================================================================================
(1) Investment shares                                          9,470         518,535      207,064      671,819    18,393
(2) Investments, at cost                                    $276,283     $14,196,922   $1,956,891   $5,482,703  $402,774
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



206 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                                OPPEN      OPPEN         OPPEN       PUT VT      PUT VT
                                                            MAIN ST SM   STRATEGIC     STRATEGIC    DIV INC,    DIV INC,
DEC. 31, 2006 (CONTINUED)                                  CAP VA, SERV   BOND VA   BOND VA, SERV    CL IA       CL IB
ASSETS
Investments, at value(1),(2)                                $10,200,266   $414,446   $172,640,435  $2,704,338  $1,979,668
Dividends receivable                                                 --         --             --          --          --
Accounts receivable from RiverSource Life for contract
purchase payments                                                   325         --        373,944          --          --
Receivable for share redemptions                                 12,092        462        255,442       3,076       5,572
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,212,683    414,908    173,269,821   2,707,414   1,985,240
=========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                 9,768        412        196,799       2,745       1,996
   Administrative charge                                          1,214         50         20,133         329         239
   Contract terminations                                          1,110         --         38,510           2       3,337
Payable for investments purchased                                   325         --        373,944          --          --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                12,417        462        629,386       3,076       5,572
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,168,464    414,446    172,640,435   2,694,887   1,979,620
Net assets applicable to contracts in payment period             31,514         --             --       9,451          48
Net assets applicable to seed money                                 288         --             --          --          --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $10,200,266   $414,446   $172,640,435  $2,704,338  $1,979,668
=========================================================================================================================
(1) Investment shares                                           537,422     78,792     32,329,669     304,200     225,475
(2) Investments, at cost                                    $ 7,364,423   $378,717   $164,697,034  $2,920,561  $2,056,507
-------------------------------------------------------------------------------------------------------------------------



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------
                                                             PUT VT      PUT VT       PUT VT        PUT VT        PUT VT
                                                           GLOBAL EQ,  GRO & INC,   GRO & INC,  HLTH SCIENCES,   HI YIELD,
DEC. 31, 2006 (CONTINUED)                                     CL IA      CL IA        CL IB          CL IB         CL IA
ASSETS
Investments, at value(1),(2)                               $1,132,585  $6,888,693  $13,138,694    $3,241,607    $1,246,848
Dividends receivable                                               --          --           --            --            --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --          --           --           947            --
Receivable for share redemptions                               24,403      31,075       34,165         3,699         1,396
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,156,988   6,919,768   13,172,859     3,246,253     1,248,244
==========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
Mortality and expense risk fee                                  1,178       6,927       11,977         3,312         1,244
Administrative charge                                             141         831        1,569           386           149
Contract terminations                                          23,084      23,317       20,619            --             3
Payable for investments purchased                                  --          --           --           947            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              24,403      31,075       34,165         4,645         1,396
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   1,132,391   6,888,173   13,138,574     3,241,244     1,244,504
Net assets applicable to contracts in payment period              194         520           --            --         2,344
Net assets applicable to seed money                                --          --          120           364            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $1,132,585  $6,888,693  $13,138,694    $3,241,608    $1,246,848
==========================================================================================================================
(1) Investment shares                                          82,791     233,199      447,503       238,354       159,240
(2) Investments, at cost                                   $1,292,312  $5,852,917  $10,659,256    $2,641,898    $1,540,544
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 207

STATEMENTS OF ASSETS AND LIABILITIES



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                             PUT VT     PUT VT      PUT VT         PUT VT          PUT VT
                                                            HI YIELD,     INC,     INTL EQ,   INTL GRO & INC,  INTL NEW OPP,
DEC. 31, 2006 (CONTINUED)                                     CL IB      CL IB      CL IB          CL IB           CL IB
ASSETS
Investments, at value(1),(2)                               $  970,035  $264,619  $31,942,650      $13,002        $2,501,711
Dividends receivable                                               --        --           --           --                --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --        --        3,820           --                --
----------------------------------------------------------------------------------------------------------------------------
Receivable for share redemptions                                2,348       312       40,139           14             2,535
Total assets                                                  972,383   264,931   31,986,609       13,016         2,504,246
============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                 986       280       30,340           13             2,206
   Administrative charge                                          118        32        3,816            1               299
   Contract terminations                                        1,244        --        5,983           --                29
Payable for investments purchased                                  --        --        3,820           --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               2,348       312       43,959           14             2,534
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     970,035   264,480   31,936,685       13,002         2,501,712
Net assets applicable to contracts in payment period               --        --        5,375           --                --
Net assets applicable to seed money                                --       139          590           --                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  970,035  $264,619  $31,942,650      $13,002        $2,501,712
============================================================================================================================
(1) Investment shares                                         124,683    20,985    1,547,609          677           137,080
(2) Investments, at cost                                   $1,100,301  $262,851  $21,438,596      $ 8,597        $1,530,053
----------------------------------------------------------------------------------------------------------------------------



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
                                                             PUT VT      PUT VT      PUT VT       PUT VT     PUT VT
                                                             NEW OPP,  RESEARCH,  SM CAP VAL,     VISTA,    VOYAGER,
DEC. 31, 2006 (CONTINUED)                                     CL IA      CL IB       CL IB        CL IB       CL IA
ASSETS
Investments, at value(1),(2)                               $3,458,104   $442,171  $35,564,159  $12,138,186  $582,936
Dividends receivable                                               --         --           --           --        --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --         --      270,811          886        --
Receivable for share redemptions                               13,045        435       45,297       12,910     9,351
--------------------------------------------------------------------------------------------------------------------
Total assets                                                3,471,149    442,606   35,880,267   12,151,982   592,287
====================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               3,470        382       38,997       11,457       602
   Administrative charge                                          416         53        3,832        1,453        72
   Contract terminations                                        9,160         --        2,469           --     8,677
Payable for investments purchased                                  --         --      270,811          886        --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                              13,046        435      316,109       13,796     9,351
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   3,457,816    441,726   35,564,158   12,135,111   582,212
Net assets applicable to contracts in payment period              287         --           --        2,347       724
Net assets applicable to seed money                                --        445           --          728        --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                           $3,458,103   $442,171  $35,564,158  $12,138,186  $582,936
====================================================================================================================
(1) Investment shares                                         169,848     33,702    1,465,355      825,727    19,271
(2) Investments, at cost                                   $3,573,841   $322,585  $33,297,256  $11,692,892  $810,789
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



208 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------
                                                             PUT VT
                                                             VOYAGER,    RVS VP       RVS VP       RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                                     CL IB        BAL      CASH MGMT     DIV BOND     DIV EQ INC
ASSETS
Investments, at value(1),(2)                               $2,619,579  $9,713,591  $34,038,076  $188,574,173  $243,341,561
Dividends receivable                                               --          --      122,415       642,304            --
Accounts receivable from RiverSource Life for contract
purchase payments                                                  --          --       33,239     1,315,040       726,680
Receivable for share redemptions                                3,192          --           --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,622,771   9,713,591   34,193,730   190,531,517   244,068,241
==========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                               2,665       9,765       37,023       203,880       279,700
   Administrative charge                                          320       1,166        4,081        20,864        28,181
   Contract terminations                                          207      30,956       93,991         7,232        16,375
Payable for investments purchased                                  --          --           --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               3,192      41,887      135,095       231,976       324,256
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   2,619,579   9,661,294   34,002,852   190,288,490   243,666,902
Net assets applicable to contracts in payment period               --      10,334       54,766        11,051        77,083
Net assets applicable to seed money                                --          76        1,017            --            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $2,619,579  $9,671,704  $34,058,635  $190,299,541  $243,743,985
==========================================================================================================================
(1) Investment shares                                          87,116     622,156   34,050,216    18,007,887    15,722,514
(2) Investments, at cost                                   $4,074,241  $9,799,404  $34,038,039  $187,668,721  $225,492,293
--------------------------------------------------------------------------------------------------------------------------



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                                             RVS VP
                                                              RVS VP    GLOBAL INFLATION   RVS VP         RVS VP      RVS VP
DEC. 31, 2006 (CONTINUED)                                   EMER MKTS       PROT SEC         GRO    HI YIELD BOND    INC OPP
ASSETS
Investments, at value(1),(2)                               $89,075,800    $110,660,659    $755,372   $51,473,873   $41,897,314
Dividends receivable                                                --              --          --       320,883       214,176
Accounts receivable from RiverSource Life for contract
purchase payments                                               93,359         884,526          --        59,740       368,942
Receivable for share redemptions                                    --              --          --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                89,169,159     111,545,185     755,372    51,854,496    42,480,432
==============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                              107,509         119,940         782        59,901        45,981
   Administrative charge                                        10,587          11,876          90         6,015         4,530
   Contract terminations                                        52,903           4,362         109           545         3,328
Payable for investments purchased                                   --              --          --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              170,999         136,178         981        66,461        53,839
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   88,998,160     111,377,957     753,495    51,788,035    42,426,593
Net assets applicable to contracts in payment period                --          31,050          --            --            --
Net assets applicable to seed money                                 --              --         896            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $88,998,160    $111,409,007    $754,391   $51,788,035   $42,426,593
==============================================================================================================================
(1) Investment shares                                        5,133,842      11,340,803     100,731     7,509,760     4,060,832
(2) Investments, at cost                                   $72,185,211    $112,340,082    $689,215   $50,198,777   $41,218,645
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 209

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 --------------------------------------------------------------
                                                                   RVS VP        RVS VP      RVS VP      RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                                         INTL OPP     LG CAP EQ   LG CAP VAL  MID CAP GRO    S&P 500
ASSETS
Investments, at value(1),(2)                                     $2,444,903  $102,652,054   $152,291    $8,482,158  $21,875,233
Dividends receivable                                                     --            --         --            --           --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                 --            61         --         1,653        3,460
Receivable for share redemptions                                         --            --         --            --           --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,444,903   102,652,115    152,291     8,483,811   21,878,693
===============================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     2,400       119,789        177         9,735       20,044
   Administrative charge                                                291        12,458         18         1,034        2,611
   Contract terminations                                              2,809       175,322         --        15,805           97
Payable for investments purchased                                        --            --         --            --           --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     5,500       307,569        195        26,574       22,752
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,434,897   102,325,198    151,092     8,454,676   21,822,949
Net assets applicable to contracts in payment period                  3,161        19,239         --         2,217       32,781
Net assets applicable to seed money                                   1,345           109      1,004           344          211
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $2,439,403  $102,344,546   $152,096    $8,457,237  $21,855,941
===============================================================================================================================
(1) Investment shares                                               185,402     4,099,410     12,456       742,818    2,281,118
(2) Investments, at cost                                         $2,274,035  $ 86,791,228   $133,593    $8,525,329  $17,028,153
-------------------------------------------------------------------------------------------------------------------------------



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                 ---------------------------------------------------------------
                                                                                                                        ROYCE
                                                                   RVS VP       RVS VP         RVS VP       RVS VP    MICRO-CAP,
DEC. 31, 2006 (CONTINUED)                                        SELECT VAL  SHORT DURATION  SM CAP ADV   SM CAP VAL   INVEST CL
ASSETS
Investments, at value(1),(2)                                       $35,167     $47,804,748   $4,957,288  $88,258,280  $4,760,149
Dividends receivable                                                    --         145,310           --           --          --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                --          15,494          639          301          --
Receivable for share redemptions                                        --              --           --           --       5,988
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        35,167      47,965,552    4,957,927   88,258,581   4,766,137
================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                       40          50,316        5,120      109,370       5,217
   Administrative charge                                                 4           5,661          601       10,773         567
   Contract terminations                                                --             133           --      119,506         204
Payable for investments purchased                                       --              --           --           --          --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       44          56,110        5,721      239,649       5,988
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           33,744      47,836,150    4,952,123   88,018,853   4,760,149
Net assets applicable to contracts in payment period                    --          71,785           --           --          --
Net assets applicable to seed money                                  1,379           1,507           83           79          --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $35,123     $47,909,442   $4,952,206  $88,018,932  $4,760,149
================================================================================================================================
(1) Investment shares                                                3,092       4,718,460      380,541    5,928,268     330,566
(2) Investments, at cost                                           $35,291     $48,572,774   $4,603,475  $83,224,427  $3,401,393
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



210 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                 ----------------------------------------------------------------
                                                                    ROYCE                                               STI CVT
                                                                   SM-CAP,     STI CVT     STI CVT      STI CVT         LG CAP
DEC. 31, 2006 (CONTINUED)                                         INVEST CL   CAP APPR     INTL EQ   INVEST GR BOND  RELATIVE VAL
ASSETS
Investments, at value(1),(2)                                     $3,320,958  $5,291,188  $1,358,798     $617,560      $3,883,399
Dividends receivable                                                     --          --          --        1,691              --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                 21       1,406      13,289           --          36,327
Receivable for share redemptions                                      4,051       8,286       1,422        1,248           3,816
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,325,030   5,300,880   1,373,509      620,499       3,923,542
=================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     3,649       5,260       1,138          647           3,320
   Administrative charge                                                402         639         152           73             434
   Contract terminations                                                 --       2,387         133          528              61
Payable for investments purchased                                        21       1,406      13,289        1,691          36,327
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4,072       9,692      14,712        2,939          40,142
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,320,958   5,291,017   1,358,361      610,105       3,883,332
Net assets applicable to contracts in payment period                     --          --          --           --              --
Net assets applicable to seed money                                      --         171         436        7,455              68
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $3,320,958  $5,291,188  $1,358,797     $617,560      $3,883,400
=================================================================================================================================
(1) Investment shares                                               311,243     312,903      90,707       60,843         294,643
(2) Investments, at cost                                         $2,292,565  $4,937,051  $1,211,887     $621,335      $3,620,092
---------------------------------------------------------------------------------------------------------------------------------



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                 --------------------------------------------------------
                                                                  STI CVT   STI CVT    STI CVT                 VANK LIT
                                                                  LG CAP    MID-CAP    SM CAP     THIRD AVE    COMSTOCK,
DEC. 31, 2006 (CONTINUED)                                         VAL EQ      EQ       VAL EQ        VAL         CL II
ASSETS
Investments, at value(1),(2)                                     $762,814  $249,246  $5,647,908  $5,628,514  $312,162,897
Dividends receivable                                                   --        --          --          --            --
Accounts receivable from RiverSource Life for contract purchase
payments                                                               --       794      14,966          54       666,169
Receivable for share redemptions                                    1,752       263       8,179       6,913       433,486
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                      764,566   250,303   5,671,053   5,635,481   313,262,552
=========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     787       234       5,404       6,241       366,834
   Administrative charge                                               91        29         669         672        36,492
   Contract terminations                                              874        --       2,106          --        30,160
Payable for investments purchased                                      --       794      14,966          54       666,169
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   1,752     1,057      23,145       6,967     1,099,655
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         762,523   248,594   5,647,908   5,628,514   312,034,155
Net assets applicable to contracts in payment period                   --        --          --          --       128,742
Net assets applicable to seed money                                   291       652          --          --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $762,814  $249,246  $5,647,908  $5,628,514  $312,162,897
=========================================================================================================================
(1) Investment shares                                              43,219    18,127     349,499     188,623    21,235,571
(2) Investments, at cost                                         $536,206  $192,922  $5,882,654  $3,987,246  $280,506,818
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 211

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                 VANK LIT      VANK UIF        VANK UIF
                                                                GRO & INC,  U.S. REAL EST,  U.S. REAL EST,     WANGER       WANGER
DEC. 31, 2006 (CONTINUED)                                          CL II         CL I            CL II      INTL SM CAP   U.S. SM CO
ASSETS
Investments, at value(1),(2)                                    $6,594,521    $2,898,472      $6,147,602    $84,164,178  $54,124,641
Dividends receivable                                                    --            --              --             --           --
Accounts receivable from RiverSource Life for contract
purchase payments                                                       --            --             238        186,643       38,207
Receivable for share redemptions                                    11,263         4,509          15,752        145,879      101,209
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     6,605,784     2,902,981       6,163,592     84,496,700   54,264,057
====================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                    6,128         2,804           7,559        100,323       66,237
   Administrative charge                                               786           347             738          9,846        6,515
   Contract terminations                                             4,349         1,358           7,456         35,710       28,457
Payable for investments purchased                                       --            --             238        186,643       38,207
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   11,263         4,509          15,991        332,522      139,416
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        6,594,521     2,898,345       6,147,415     84,164,178   54,124,641
Net assets applicable to contracts in payment period                    --            --              --             --           --
Net assets applicable to seed money                                     --           127             186             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $6,594,521    $2,898,472      $6,147,601    $84,164,178  $54,124,641
====================================================================================================================================
(1) Investment shares                                              300,297        98,722         211,258      2,014,943    1,488,576
(2) Investments, at cost                                        $5,187,870    $1,748,347      $4,511,163    $60,831,585  $48,070,034
------------------------------------------------------------------------------------------------------------------------------------



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ----------------------------------------------------------------
                                                                  WF ADV VT      WF ADV VT     WF ADV VT    WF ADV VT   WF ADV VT
DEC. 31, 2006 (CONTINUED)                                        ASSET ALLOC  C&B LG CAP VAL     EQ INC     INTL CORE  LG CO CORE
ASSETS
Investments, at value(1),(2)                                     $29,991,566    $5,656,963    $24,590,620  $3,508,621  $2,015,326
Dividends receivable                                                      --            --             --          --          --
Accounts receivable from RiverSource Life for contract purchase
payments                                                                  --            --            259          --          --
Receivable for share redemptions                                      34,426         6,738         34,080       4,124       2,273
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      30,025,992     5,663,701     24,624,959   3,512,745   2,017,599
=================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                     30,127         5,691         27,107       3,588       2,030
   Administrative charge                                               3,595           673          2,971         420         243
   Contract terminations                                                 703           373          4,003         115          --
Payable for investments purchased                                         --            --            259          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     34,425         6,737         34,340       4,123       2,273
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         29,875,338     5,655,885     24,590,405   3,507,752   2,014,584
Net assets applicable to contracts in payment period                 115,391            76             --          --          --
Net assets applicable to seed money                                      838         1,003            214         870         742
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $29,991,567    $5,656,964    $24,590,619  $3,508,622  $2,015,326
=================================================================================================================================
(1) Investment shares                                              2,122,545       503,289      1,245,095     355,484     129,188
(2) Investments, at cost                                         $27,030,169    $4,420,159    $19,160,890  $2,785,579  $1,858,935
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



212 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                           -----------------------------------------------------
                                                                                                                      WF ADV VT
                                                                            WF ADV VT     WF ADV VT     WF ADV VT   TOTAL RETURN
DEC. 31, 2006 (CONTINUED)                                                   LG CO GRO     MONEY MKT    SM CAP GRO       BOND
ASSETS
Investments, at value(1),(2)                                               $55,371,661   $10,761,786   $6,433,827    $63,167,629
Dividends receivable                                                                --        44,868           --        240,630
Accounts receivable from RiverSource Life for contract purchase payments        16,833           388           --        132,371
Receivable for share redemptions                                                86,572        12,442        7,577         77,768
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                55,475,066    10,819,484    6,441,404     63,618,398
================================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                                               62,501        11,155        6,419         70,620
   Administrative charge                                                         6,729         1,278          768          7,149
   Contract terminations                                                        17,341            10          390             --
Payable for investments purchased                                               16,833        42,531           --        357,824
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                              103,404        54,974        7,577        435,593
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                   55,371,413    10,712,063    6,432,924     63,181,257
Net assets applicable to contracts in payment period                               118        46,282           --             --
Net assets applicable to seed money                                                131         6,165          903          1,548
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                           $55,371,662   $10,764,510   $6,433,827    $63,182,805
================================================================================================================================
(1) Investment shares                                                        5,773,896    10,761,786      645,967      6,445,676
(2) Investments, at cost                                                   $55,216,837   $10,763,061   $6,300,344    $63,618,004
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 213

STATEMENTS OF OPERATIONS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------
                                                             AIM VI       AIM VI       AIM VI     AIM VI     AIM VI
                                                           BASIC VAL,    CAP APPR,   CAP APPR,   CAP DEV,   CAP DEV,
YEAR ENDED DEC. 31, 2006                                     SER II        SER I       SER II      SER I     SER II
INVESTMENT INCOME
Dividend income                                            $   56,978   $    9,415   $     --    $     --   $     --
Variable account expenses                                     723,432      227,341     84,114      33,123     38,615
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (666,454)    (217,926)   (84,114)    (33,123)   (38,615)
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      7,659,033    3,619,065    320,941     435,052    356,711
   Cost of investments sold                                 6,484,901    3,523,485    292,574     305,898    263,078
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            1,174,132       95,580     28,367     129,154     93,633
Distributions from capital gains                            1,979,983           --         --      37,041     51,850
Net change in unrealized appreciation or depreciation of
investments                                                 2,437,075      882,839    608,796     158,340    272,720
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              5,591,190      978,419    637,163     324,535    418,203
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $4,924,736   $  760,493   $553,049    $291,412   $379,588
====================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------

                                                             AIM VI       AIM VI      AIM VI         AIM VI          AB VPS
                                                            CORE EQ,     CORE EQ,   INTL GRO,   MID CAP CORE EQ,  BAL SHARES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                        SER I     SER II(1)     SER I          SER II           CL B
INVESTMENT INCOME
Dividend income                                            $  195,936    $ 1,724    $ 24,324       $   55,729     $ 43,414
Variable account expenses                                     352,323      2,805      36,312          141,967       24,056
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (156,387)    (1,081)    (11,988)         (86,238)      19,358
=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      4,799,814     38,383     744,831        1,718,158      476,495
   Cost of investments sold                                 4,785,331     39,477     592,198        1,570,008      458,156
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               14,483     (1,094)    152,633          148,150       18,339
Distributions from capital gains                                   --         --          --          795,718       52,595
Net change in unrealized appreciation or depreciation of
investments                                                 3,185,223     25,919     459,022         (132,941)      92,602
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              3,199,706     24,825     611,655          810,927      163,536
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $3,043,319    $23,744    $599,667       $  724,689     $182,894
=============================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                             AB VPS
                                                             GLOBAL       AB VPS        AB VPS        AB VPS        AB VPS
                                                              TECH,     GRO & INC,    INTL VAL,    LG CAP GRO,  U.S. GOVT/HI GR,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          CL B         CL B         CL B           CL B          CL B
INVESTMENT INCOME
Dividend income                                            $       --   $  379,190   $ 1,181,503   $       --      $134,029
Variable account expenses                                      84,737      417,826     1,650,193      180,818        52,499
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (84,737)     (38,636)     (468,690)    (180,818)       81,530
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      1,216,744    4,079,404     6,356,928    2,159,529       563,873
   Cost of investments sold                                 1,362,661    3,461,007     4,982,785    2,175,159       581,680
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (145,917)     618,397     1,374,143      (15,630)      (17,807)
Distributions from capital gains                                   --    1,702,536     1,679,423           --            --
Net change in unrealized appreciation or depreciation of
investments                                                   605,996    2,447,664    25,134,708     (150,042)        5,037
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                460,079    4,768,597    28,188,274     (165,672)      (12,770)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $  375,342   $4,729,961   $27,719,584   $ (346,490)     $ 68,760
================================================================================================================================



See accompanying notes to financial statements



214 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------
                                                              AC VP        AC VP       AC VP      AC VP        AC VP
                                                           INC & GRO,    INFLATION     INTL,      ULTRA,       VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          CL I      PROT, CL II    CL II      CL II        CL I
INVESTMENT INCOME
Dividend income                                             $ 32,830    $ 4,872,067   $  497   $        --   $ 26,744
Variable account expenses                                     22,884      2,364,503      726     1,234,199     25,346
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                9,946      2,507,564     (229)   (1,234,199)     1,398
=====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       638,799     21,060,347      841     1,318,035    602,998
   Cost of investments sold                                  587,200     21,531,873      657     1,321,239    512,491
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              51,599       (471,526)     184        (3,204)    90,507
Distributions from capital gains                                  --             --       --            --    168,703
Net change in unrealized appreciation or depreciation of
investments                                                  161,642     (1,848,542)   9,590       (21,287)    16,508
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               213,241     (2,320,068)   9,774       (24,491)   275,718
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  $223,187    $   187,496   $9,545   $(1,258,690)  $277,116
=====================================================================================================================



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                            AC VP       BARON          COL           COL            COL
                                                             VAL,    CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,     HI YIELD,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                      CL II       INS          VS CL A       VS CL A      VS CL A(1)
INVESTMENT INCOME
Dividend income                                            $ 3,411    $     --      $ 20,330       $ 98,233       $16,654
Variable account expenses                                    5,669      43,115        10,232         21,596         5,407
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (2,258)    (43,115)       10,098         76,637        11,247
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      42,311     473,840       112,274        161,762        18,050
   Cost of investments sold                                 41,601     314,318        85,795        166,918        17,987
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               710     159,522        26,479         (5,156)           63
Distributions from capital gains                            24,195          --        44,256             --         5,664
Net change in unrealized appreciation or depreciation of
investments                                                 30,768     246,700        (1,691)       (30,600)       27,340
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              55,673     406,222        69,044        (35,756)       33,067
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $53,415    $363,107      $ 79,142       $ 40,881       $44,314
===========================================================================================================================



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                               COL          COL          COL           COL         CS
                                                            HI YIELD,   LG CAP GRO,   SM CAP VAL,   SM CO GRO,   MID-CAP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                     VS CL B(1)     VS CL A      VS CL B        VS CL A      CORE
INVESTMENT INCOME
Dividend income                                            $  998,885    $  3,864       $   501      $    --     $    --
Variable account expenses                                     447,003      13,013         2,701        3,091       5,475
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               551,882      (9,149)       (2,200)      (3,091)     (5,475)
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      1,263,979     181,064        29,581       39,297      37,844
   Cost of investments sold                                 1,253,943     173,491        25,356       20,855      30,393
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               10,036       7,573         4,225       18,442       7,451
Distributions from capital gains                              347,718          --         3,903           --          --
Net change in unrealized appreciation or depreciation of
investments                                                 1,986,751      90,284        18,193       13,071        (478)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              2,344,505      97,857        26,321       31,513       6,973
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $2,896,387    $ 88,708       $24,121      $28,422     $ 1,498
=========================================================================================================================



See accompanying notes to financial statements



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 215

STATEMENTS OF OPERATIONS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  ---------------------------------------------------------------
                                                                     DREY IP        DREY IP     DREY SOC   DREY VIF     DREY VIF
                                                                  MIDCAP STOCK,    TECH GRO    RESP GRO,     APPR,    DISC STOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   SERV          SERV         INIT       SERV         INIT
INVESTMENT INCOME
Dividend income                                                      $    224     $       --   $  2,262    $ 10,112     $ 2,059
Variable account expenses                                               1,731        441,670     28,986      11,974       3,539
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (1,507)      (441,670)   (26,724)     (1,862)     (1,480)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 48,794        838,244    387,551      34,021      46,639
   Cost of investments sold                                            50,084        774,989    437,383      31,552      51,923
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (1,290)        63,255    (49,832)      2,469      (5,284)
Distributions from capital gains                                       20,154             --         --          --          --
Net change in unrealized appreciation or depreciation of
investments                                                           (11,585)     1,535,331    226,604     103,669      40,444
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          7,279      1,598,586    176,772     106,138      35,160
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $  5,772     $1,156,916   $150,048    $104,276     $33,680
=================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  ---------------------------------------------------------------
                                                                   DREY VIF     DREY VIF       EG VA       EG VA         EG VA
                                                                  INTL VAL,   SM CO STOCK,     BAL,     CORE BOND,    FUNDAMENTAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 SERV         INIT         CL 2        CL 2      LG CAP, CL 1
INVESTMENT INCOME
Dividend income                                                    $  4,010   $       --     $ 49,351   $2,206,891     $ 23,044
Variable account expenses                                             5,816          275       33,198      788,922       22,269
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1,806)        (275)      16,153    1,417,969          775
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              983,600          332      303,954    8,019,619      316,059
   Cost of investments sold                                         994,964          305      276,794    8,050,654      261,424
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (11,364)          27       27,160      (31,035)      54,635
Distributions from capital gains                                     25,135        1,919           --           --       30,100
Net change in unrealized appreciation or depreciation of
investments                                                          22,070          124      136,520      (88,346)     111,679
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       35,841        2,070      163,680     (119,381)     196,414
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 34,035   $    1,795     $179,833   $1,298,588     $197,189
=================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                  --------------------------------------------------------------
                                                                      EG VA         EG VA       EG VA        EG VA       EG VA
                                                                   FUNDAMENTAL       GRO,       HI INC,    INTL EQ,    INTL EQ,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                              LG CAP, CL 2      CL 2         CL 2        CL 1        CL 2
INVESTMENT INCOME
Dividend income                                                    $  224,009    $       --   $1,940,271   $138,952   $1,043,298
Variable account expenses                                             273,454       218,843      449,574     42,942      425,156
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (49,445)     (218,843)   1,490,697     96,010      618,142
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              2,261,336     2,505,272    5,282,925    303,252    3,992,304
   Cost of investments sold                                         1,901,725     2,154,728    5,276,737    230,327    3,264,026
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      359,611       350,544        6,188     72,925      728,278
Distributions from capital gains                                      365,237       656,814           --    193,111    1,546,469
Net change in unrealized appreciation or depreciation of
investments                                                         1,432,164       382,746      455,374    324,466    2,565,268
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      2,157,012     1,390,104      461,562    590,502    4,840,015
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $2,107,567    $1,171,261   $1,952,259   $686,512   $5,458,157
================================================================================================================================



See accompanying notes to financial statements.



216 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                 ----------------------------------------------------------------
                                                                   EG VA      EG VA        EG VA         EG VA          EG VA
                                                                  OMEGA,     OMEGA,    SPECIAL VAL,  SPECIAL VAL,  STRATEGIC INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               CL 1       CL 2         CL 1          CL 2           CL 1
INVESTMENT INCOME
Dividend income                                                  $     --  $       --   $   96,311    $  106,388     $  259,198
Variable account expenses                                          50,571     494,860      152,827       289,736         85,245
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   (50,571)   (494,860)     (56,516)     (183,348)       173,953
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            706,631   3,046,021    1,191,968     2,332,271      1,003,402
   Cost of investments sold                                       616,547   2,734,449      903,740     1,872,890        999,201
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   90,084     311,572      288,228       459,381          4,201
Distributions from capital gains                                       --          --    1,467,151     2,495,532             --
Net change in unrealized appreciation or depreciation of
investments                                                       135,832   1,502,646      544,092       970,169        146,394
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    225,916   1,814,218    2,299,471     3,925,082        150,595
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $175,345  $1,319,358   $2,242,955    $3,741,734     $  324,548
=================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                       EG VA       FID VIP    FID VIP      FID VIP       FID VIP
                                                                  STRATEGIC INC,     BAL,       BAL,     CONTRAFUND,   CONTRAFUND,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   CL 2        SERV CL   SERV CL 2     SERV CL      SERV CL 2
INVESTMENT INCOME
Dividend income                                                     $1,562,431     $10,707   $ 5,302      $  226,158   $ 3,240,451
Variable account expenses                                              720,594       7,014     4,779         249,439     4,670,611
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        841,837       3,693       523         (23,281)   (1,430,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               4,216,393      31,017    56,510       2,249,598     7,555,371
   Cost of investments sold                                          4,338,818      27,924    51,445       1,526,309     6,211,373
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      (122,425)      3,093     5,065         723,289     1,343,998
Distributions from capital gains                                            --      18,524     9,746       1,675,806    31,494,797
Net change in unrealized appreciation or depreciation of
investments                                                          1,158,921      29,588    12,942        (404,998)   (2,450,871)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       1,036,496      51,205    27,753       1,994,097    30,387,924
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $1,878,333     $54,898   $28,276      $1,970,816   $28,957,764
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                  ----------------------------------------------------------
                                                                   FID VIP      FID VIP      FID VIP    FID VIP    FID VIP
                                                                  DYN APPR,   GRO & INC,   GRO & INC,     GRO,       GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                              SERV CL 2     SERV CL     SERV CL 2   SERV CL   SERV CL 2
INVESTMENT INCOME
Dividend income                                                    $  5,419   $   59,774    $  6,940    $   613    $  9,155
Variable account expenses                                            27,712      109,572      15,338      2,577      78,826
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (22,293)     (49,798)     (8,398)    (1,964)    (69,671)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              218,684    1,287,270     112,432     47,274     528,720
   Cost of investments sold                                         164,613    1,125,909      98,156     55,149     460,807
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     54,071      161,361      14,276     (7,875)     67,913
Distributions from capital gains                                     64,042      186,181      25,116         --          --
Net change in unrealized appreciation or depreciation of
investments                                                         154,388      471,225      73,050     21,215     293,786
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      272,501      818,767     112,442     13,340     361,699
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $250,208   $  768,969    $104,044    $11,376    $292,028
============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 217

STATEMENTS OF OPERATIONS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                  --------------------------------------------------------------
                                                                   FID VIP    FID VIP      FID VIP      FID VIP       FID VIP
                                                                   HI INC,    HI INC,    INVEST GR,     MID CAP,      MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               SERV CL   SERV CL 2    SERV CL 2     SERV CL      SERV CL 2
INVESTMENT INCOME
Dividend income                                                   $307,455    $186,722   $2,104,502   $   104,860   $   122,055
Variable account expenses                                           46,958      30,472    1,142,939       525,813     1,249,380
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    260,497     156,250      961,563      (420,953)   (1,127,325)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             378,087     470,097    9,926,186     6,702,112     5,661,438
   Cost of investments sold                                        368,736     467,256    9,985,699     4,367,318     4,446,468
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     9,351       2,841      (59,513)    2,334,794     1,214,970
Distributions from capital gains                                        --          --      132,082     4,734,005     8,138,260
Net change in unrealized appreciation or depreciation of
investments                                                         92,543      43,475      798,609    (2,602,862)      (92,267)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     101,894      46,316      871,178     4,465,937     9,260,963
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $362,391    $202,566   $1,832,741   $ 4,044,984   $ 8,133,638
================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                             FID VIP      FID VIP    FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK
                                                            OVERSEAS,    OVERSEAS,      INC SEC,    GLOBAL REAL EST,   RISING DIVD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         SERV CL     SERV CL 2       CL 2             CL 2             CL 2
INVESTMENT INCOME
Dividend income                                              $ 14,285   $  257,024    $1,163,263     $  323,909        $  8,712
Variable account expenses                                      28,198      636,198       493,251        239,411          14,143
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (13,913)    (379,174)      670,012         84,498          (5,431)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        329,848    6,575,559     5,557,265      3,388,525         103,367
   Cost of investments sold                                   240,180    5,186,866     4,868,648      2,482,792          92,317
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               89,668    1,388,693       688,617        905,733          11,050
Distributions from capital gains                               11,120      222,754       155,601      1,257,973           4,124
Net change in unrealized appreciation or depreciation of
investments                                                   193,054    4,605,197     3,498,459        608,282         104,734
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                293,842    6,216,644     4,342,677      2,771,988         119,908
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   $279,929   $5,837,470    $5,012,689     $2,856,486        $114,477
===================================================================================================================================



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                   FTVIPT FRANK  FTVIPT FRANK      FTVIPT        FTVIPT        FTVIPT
                                                   SM CAP VAL,    SM MID CAP   MUTUAL SHARES  TEMP DEV MKTS   TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL 2        GRO, CL 2     SEC, CL 2      SEC, CL 2     SEC, CL 2
INVESTMENT INCOME
Dividend income                                     $   84,975    $       --    $ 2,010,179      $ 23,087    $  378,792
Variable account expenses                              180,708       329,532      2,261,260        24,270       400,035
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (95,733)     (329,532)      (251,081)       (1,183)      (21,243)
=======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               1,974,932     4,201,276     13,012,147       712,994     3,600,264
   Cost of investments sold                          1,447,464     3,439,874      9,965,510       494,479     2,670,862
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       527,468       761,402      3,046,637       218,515       929,402
Distributions from capital gains                       475,497            --      5,119,404            --            --
Net change in unrealized appreciation or
depreciation of investments                            964,777     1,312,984     18,448,532       201,250     4,593,335
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       1,967,742     2,074,386     26,614,573       419,765     5,522,737
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     $1,872,009    $1,744,854    $26,363,492      $418,582    $5,501,494
=======================================================================================================================



See accompanying notes to financial statements.



218 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                         FTVIPT      FTVIPT    GS VIT      GS VIT         GS VIT
                                                                      TEMP GLOBAL   TEMP GRO  CAP GRO,    STRATEGIC    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   INC, CL 2   SEC, CL 2    INST    INTL EQ, INST      INST
INVESTMENT INCOME
Dividend income                                                       $2,056,768    $ 41,456  $  1,277     $ 11,835     $ 1,211,007
Variable account expenses                                              1,252,664      51,551    17,030       12,503       1,546,681
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          804,104     (10,095)  (15,753)        (668)       (335,674)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 2,150,068     345,630   292,913      354,032       4,056,398
   Cost of investments sold                                            2,123,381     306,932   279,075      276,532       3,591,635
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          26,687      38,698    13,838       77,500         464,763
Distributions from capital gains                                              --     115,494        --           --      13,341,120
Net change in unrealized appreciation or depreciation of investments   7,053,189     449,317    72,902       68,412         243,692
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         7,079,876     603,509    86,740      145,912      14,049,575
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $7,883,980    $593,414  $ 70,987     $145,244     $13,713,901
====================================================================================================================================



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------------------------
                                                                    GS VIT     JANUS ASPEN   JANUS ASPEN  JANUS ASPEN  JANUS ASPEN
                                                                 STRUCTD U.S.      BAL,     GLOBAL TECH,   INTL GRO,   LG CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               EQ, INST        INST         SERV          SERV         SERV
INVESTMENT INCOME
Dividend income                                                   $  113,468    $  170,786    $     --     $   79,460  $   11,242
Variable account expenses                                            147,432       119,570       9,984         67,068      61,605
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (33,964)       51,216      (9,984)        12,392     (50,363)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             1,886,289     2,815,462     285,528        953,515     804,405
   Cost of investments sold                                        1,567,266     2,556,311     372,862        558,159   1,014,590
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     319,023       259,151     (87,334)       395,356    (210,185)
Distributions from capital gains                                          --            --          --             --          --
Net change in unrealized appreciation or
depreciation of investments                                          847,379       407,317     139,507      1,153,164     623,996
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     1,166,402       666,468      52,173      1,548,520     413,811
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $1,132,438    $  717,684    $ 42,189     $1,560,912  $  363,448
==================================================================================================================================



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                   JANUS ASPEN  JANUS ASPEN      JPM           LAZARD          LAZARD
                                                  MID CAP GRO,   WORLD GRO,  U.S. LG CAP    RETIRE U.S.        RETIRE
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV          INST       CORE EQ    STRATEGIC, SERV  INTL EQ, SERV
INVESTMENT INCOME
Dividend income                                      $     --    $   51,294    $ 16,286        $ 3,009        $  6,861
Variable account expenses                              32,228        43,286      23,626          6,985          10,510
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (32,228)        8,008      (7,340)        (3,976)         (3,649)
========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                422,326     1,073,489     487,444         92,582         141,729
   Cost of investments sold                           463,112     1,342,632     453,626         73,661          98,439
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (40,786)     (269,143)     33,818         18,921          43,290
Distributions from capital gains                           --            --          --             --          28,548
Net change in unrealized appreciation or
depreciation of investments                           306,710       716,323     182,930         51,946          56,164
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        265,924       447,180     216,748         70,867         128,002
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            $233,696    $  455,188    $209,408        $66,891        $124,353
========================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 219

STATEMENTS OF OPERATIONS



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                      -----------------------------------------------------------
                                                                            MFS           MFS         MFS        MFS       MFS
                                                                      INV GRO STOCK,  INV TRUST,  INV TRUST,  NEW DIS,  NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                      SERV CL       INIT CL     SERV CL    INIT CL   SERV CL
INVESTMENT INCOME
Dividend income                                                           $     --    $   31,001   $  2,556   $     --  $     --
Variable account expenses                                                   63,784        85,035     13,365     47,780    66,036
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            (63,784)      (54,034)   (10,809)   (47,780)  (66,036)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                     850,387     1,330,761     75,562    555,180   591,846
   Cost of investments sold                                                779,109     1,151,354     64,389    498,291   491,559
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                            71,278       179,407     11,173     56,889   100,287
Distributions from capital gains                                                --            --         --     56,333    92,690
Net change in unrealized appreciation or depreciation of investments       282,863       507,526    106,538    285,021   444,882
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             354,141       686,933    117,711    398,243   637,859
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $290,357    $  632,899   $106,902   $350,463  $571,823
=================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ---------------------------------------------------------------
                                                                    MFS          MFS            MFS          MFS         MFS
                                                                 RESEARCH,  TOTAL RETURN,  TOTAL RETURN,  UTILITIES,  UTILITIES,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                              INIT CL      INIT CL        SERV CL      INIT CL     SERV CL
INVESTMENT INCOME
Dividend income                                                   $ 14,559      $ 5,547      $1,791,151   $  261,838  $   78,780
Variable account expenses                                           41,995        2,832       1,111,379      188,592      59,180
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (27,436)       2,715         679,772       73,246      19,600
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             690,498       15,940       9,906,853    2,683,176     849,919
   Cost of investments sold                                        657,590       14,389       9,052,584    2,041,177     595,761
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    32,908        1,551         854,269      641,999     254,158
Distributions from capital gains                                        --        7,434       2,625,395      497,244     160,556
Net change in unrealized appreciation or depreciation
of investments                                                     207,750       11,715       4,090,127    2,203,517     693,724
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     240,658       20,700       7,569,791    3,342,760   1,108,438
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $213,222      $23,415      $8,249,563   $3,416,006  $1,128,038
================================================================================================================================



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------
                                                                                                        OPPEN        OPPEN
                                                                        OPCAP      OPCAP      OPCAP    CAP APPR   CAP APPR VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                     EQ       MANAGED    SM CAP       VA         SERV
INVESTMENT INCOME
Dividend income                                                       $  5,856  $   77,695  $     --  $   16,059  $   121,234
Variable account expenses                                               16,700      56,693    35,054      55,422    1,159,447
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (10,844)     21,002   (35,054)    (39,363)  (1,038,213)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 384,730   1,365,298   816,793   1,385,038   11,692,340
   Cost of investments sold                                            353,801   1,341,315   640,072   1,429,212   10,609,728
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        30,929      23,983   176,721     (44,174)   1,082,612
Distributions from capital gains                                        75,935     480,290   147,215          --           --
Net change in unrealized appreciation or depreciation of investments    52,184    (220,903)  204,762     309,834    3,781,527
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         159,048     283,370   528,698     265,660    4,864,139
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $148,204  $  304,372  $493,644  $  226,297  $ 3,825,926
==============================================================================================================================



See accompanying notes to financial statements.



220 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                      ----------------------------------------------------------
                                                                         OPPEN        OPPEN         OPPEN       OPPEN    OPPEN
                                                                      GLOBAL SEC  GLOBAL SEC VA,    HI INC     HI INC   MAIN ST
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                      VA           SERV           VA        SERV      VA
INVESTMENT INCOME
Dividend income                                                         $ 3,183     $  136,903    $  177,140  $399,928  $ 4,544
Variable account expenses                                                 4,550        234,191        29,808    71,923    6,029
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (1,367)       (97,288)      147,332   328,005   (1,485)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                   26,080      2,487,594       935,476   757,277   79,098
   Cost of investments sold                                              22,650      1,979,923     1,081,535   756,895   76,564
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          3,430        507,671      (146,059)      382    2,534
Distributions from capital gains                                         16,627        847,994            --        --       --
Net change in unrealized appreciation or depreciation of investments     30,138      1,248,114       152,600    89,426   55,344
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           50,195      2,603,779         6,541    89,808   57,878
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $48,828     $2,506,491    $  153,873  $417,813  $56,393
================================================================================================================================



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
                                                                          OPPEN       OPPEN        OPPEN       PUT VT      PUT VT
                                                                       MAIN ST SM   STRATEGIC    STRATEGIC    DIV INC,    DIV INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  CAP VA, SERV   BOND VA   BOND VA, SERV   CL IA        CL IB
INVESTMENT INCOME
Dividend income                                                        $    2,330    $16,335    $ 4,442,361   $  201,089  $140,495
Variable account expenses                                                 136,447      5,571      2,121,500       44,051    32,502
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (134,117)    10,764      2,320,861      157,038   107,993
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                  1,414,665     34,237      5,137,106    1,280,320   910,630
   Cost of investments sold                                             1,060,566     31,908      5,044,960    1,425,186   968,252
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          354,099      2,329         92,146     (144,866)  (57,622)
Distributions from capital gains                                          294,098         --             --           --        --
Net change in unrealized appreciation or depreciation of investments      684,192     10,921      5,531,269      134,637    52,802
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          1,332,389     13,250      5,623,415      (10,229)   (4,820)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $1,198,272    $24,014    $ 7,944,276   $  146,809  $103,173
===================================================================================================================================



                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                        PUT VT      PUT VT      PUT VT        PUT VT        PUT VT
                                                                      GLOBAL EQ,  GRO & INC,  GRO & INC,  HLTH SCIENCES,  HI YIELD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                    CL IA        CL IA       CL IB        CL IB         CL IA
INVESTMENT INCOME
Dividend income                                                       $   7,524   $  327,873  $  201,190     $  9,421     $ 112,689
Variable account expenses                                                17,526      104,288     167,443       45,419        18,954
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         (10,002)     223,585      33,747      (35,998)       93,735
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                  493,718    2,422,387   2,765,092      283,922       443,239
   Cost of investments sold                                             631,758    2,248,485   2,448,718      235,567       576,018
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (138,040)     173,902     316,374       48,355      (132,779)
Distributions from capital gains                                             --           --     313,391           --            --
Net change in unrealized appreciation or depreciation of investments    390,603      570,281   1,047,982       28,924       154,118
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          252,563      744,183   1,677,747       77,279        21,339
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $ 242,561   $  967,768  $1,711,494     $ 41,281     $ 115,074
====================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 221

STATEMENTS OF OPERATIONS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                       PUT VT     PUT VT    PUT VT        PUT VT           PUT VT
                                                                      HI YIELD,    INC,    INTL EQ,   INTL GRO & INC,  INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   CL IB      CL IB     CL IB         CL IB            CL IB
INVESTMENT INCOME
Dividend income                                                       $ 90,896   $10,201  $  179,584      $  135          $ 33,015
Variable account expenses                                               15,699     3,803     401,501         164            31,470
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         75,197     6,398    (221,917)        (29)            1,545
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 438,471    52,920   4,891,657         188           560,704
   Cost of investments sold                                            517,330    53,521   3,678,340         140           378,436
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (78,859)     (601)  1,213,317          48           182,268
Distributions from capital gains                                            --        --          --          --                --
Net change in unrealized appreciation or depreciation of investments    97,619     2,159   5,795,878       2,619           352,113
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          18,760     1,558   7,009,195       2,667           534,381
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $ 93,957   $ 7,956  $6,787,278      $2,638          $535,926
====================================================================================================================================



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      ----------------------------------------------------------
                                                                        PUT VT      PUT VT      PUT VT      PUT VT      PUT VT
                                                                       NEW OPP,   RESEARCH,  SM CAP VAL,    VISTA,     VOYAGER,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                    CL IA       CL IB       CL IB       CL IB       CL IA
INVESTMENT INCOME
Dividend income                                                       $    7,309   $ 2,266   $    2,064   $       --  $   2,742
Variable account expenses                                                 54,963     5,205      169,783      171,845      9,619
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (47,654)   (2,939)    (167,719)    (171,845)    (6,877)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 1,296,277    14,930      319,549    2,342,450    274,654
   Cost of investments sold                                            1,403,320    12,021      306,040    2,381,124    401,564
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (107,043)    2,909       13,509      (38,674)  (126,910)
Distributions from capital gains                                              --        --       63,205           --         --
Net change in unrealized appreciation or depreciation of investments     428,328    39,948    2,253,027      702,723    157,087
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           321,285    42,857    2,329,741      664,049     30,177
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  273,631   $39,918   $2,162,022   $  492,204  $  23,300
================================================================================================================================



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
                                                                        PUT VT
                                                                       VOYAGER,     RVS VP       RVS VP      RVS VP       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                     CL IB        BAL      CASH MGMT    DIV BOND   DIV EQ INC
INVESTMENT INCOME
Dividend income                                                       $    3,564  $  241,570  $ 1,377,659  $3,525,749  $ 2,291,257
Variable account expenses                                                 42,535     137,100      461,674   1,217,178    2,620,590
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (38,971)    104,470      915,985   2,308,571     (329,333)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                   965,985   2,695,514   18,997,584   5,757,552    7,848,458
   Cost of investments sold                                            1,587,779   2,868,667   18,997,578   5,857,624    6,998,136
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (621,794)   (173,153)           6    (100,072)     850,322
Distributions from capital gains                                              --     537,680           --          --   13,375,322
Net change in unrealized appreciation or depreciation of investments     751,003     694,078           22   1,473,958   12,115,045
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           129,209   1,058,605           28   1,373,886   26,340,689
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $   90,238  $1,163,075  $   916,013  $3,682,457  $26,011,356
===================================================================================================================================



See accompanying notes to financial statements.



222 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                   RVS VP
                                                                    RVS VP    GLOBAL INFLATION   RVS VP       RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                            EMER MKTS      PROT SEC(2)       GRO    HI YIELD BOND     INC OPP
INVESTMENT INCOME
Dividend income                                                  $   220,003    $ 2,123,707     $  6,782    $2,946,073   $  744,575
Variable account expenses                                          1,075,015        509,577       11,698       649,082      188,159
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (855,012)     1,614,130       (4,916)    2,296,991      556,416
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                             7,492,046      1,017,913      213,935     3,982,528      454,774
   Cost of investments sold                                        6,045,506      1,004,163      237,320     3,950,944      451,359
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   1,446,540         13,750      (23,385)       31,584        3,415
Distributions from capital gains                                   9,760,867          3,372           --            --        2,785
Net change in unrealized appreciation or depreciation of
investments                                                        8,899,989     (1,679,423)      99,121     1,232,722      678,959
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    20,107,396     (1,662,301)      75,736     1,264,306      685,159
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $19,252,384    $   (48,171)    $ 70,820    $3,561,297   $1,241,575
===================================================================================================================================



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                      ----------------------------------------------------------
                                                                       RVS VP      RVS VP      RVS VP       RVS VP      RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  INTL OPP   LG CAP EQ   LG CAP VAL  MID CAP GRO    S&P 500
INVESTMENT INCOME
Dividend income                                                       $ 46,241  $ 1,212,588   $ 1,656    $   20,073   $  299,818
Variable account expenses                                               34,614    1,643,068     2,105       133,685      270,531
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         11,627     (430,480)     (449)     (113,612)      29,287
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 599,869   20,923,716     6,387     1,873,957    3,451,708
   Cost of investments sold                                            637,489   18,694,758     5,757     1,854,202    3,022,152
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       (37,620)   2,228,958       630        19,755      429,556
Distributions from capital gains                                            --           --     7,245       513,518       95,596
Net change in unrealized appreciation or depreciation of investments   522,540   10,543,042    14,506      (672,540)   2,137,624
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         484,920   12,772,000    22,381      (139,267)   2,662,776
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $496,547  $12,341,520   $21,932    $ (252,879)  $2,692,063
================================================================================================================================



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                                                                             ROYCE
                                                                       RVS VP        RVS VP        RVS VP       RVS VP    MICRO-CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 SELECT VAL  SHORT DURATION  SM CAP ADV   SM CAP VAL   INVEST CL
INVESTMENT INCOME
Dividend income                                                        $  477      $1,661,641    $    2,011  $   365,554   $  8,084
Variable account expenses                                                 353         635,238        75,969    1,491,466     72,996
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           124       1,026,403       (73,958)  (1,125,912)   (64,912)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                    436       7,340,516     1,300,119   16,951,484    860,225
   Cost of investments sold                                               413       7,547,404     1,115,246   15,494,646    610,905
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           23        (206,888)      184,873    1,456,838    249,320
Distributions from capital gains                                        3,228              --       642,996    9,153,715    246,249
Net change in unrealized appreciation or depreciation of investments     (310)        218,527      (271,489)   4,556,441    382,907
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          2,941          11,639       556,380   15,166,994    878,476
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $3,065      $1,038,042    $  482,422  $14,041,082   $813,564
====================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 223

STATEMENTS OF OPERATIONS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
                                                                        ROYCE                                            STI CVT
                                                                       SM-CAP,     STI CVT    STI CVT      STI CVT        LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  INVEST CL   CAP APPR    INTL EQ  INVEST GR BOND  RELATIVE VAL
INVESTMENT INCOME
Dividend income                                                       $  2,036   $   15,466  $  8,239      $24,859       $ 22,686
Variable account expenses                                               54,802       76,217     6,165        8,652         20,282
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (52,766)     (60,751)    2,074       16,207          2,404
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 992,436    1,154,829    32,288       36,419        104,470
   Cost of investments sold                                            691,425    1,101,340    29,682       36,889         96,143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       301,011       53,489     2,606         (470)         8,327
Distributions from capital gains                                       151,525      330,989        --           --        137,239
Net change in unrealized appreciation or depreciation of investments    53,959      154,896   126,152        2,087        140,682
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         506,495      539,374   128,758        1,617        286,248
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $453,729   $  478,623  $130,832      $17,824       $288,652
===================================================================================================================================



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------
                                                                       STI CVT   STI CVT    STI CVT                VANK LIT
                                                                       LG CAP    MID-CAP    SM CAP     THIRD AVE   COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   VAL EQ      EQ       VAL EQ        VAL        CL II
INVESTMENT INCOME
Dividend income                                                       $ 10,232   $   880  $   20,092  $   69,271  $ 2,497,131
Variable account expenses                                               10,422     3,116      67,464      86,676    3,948,694
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           (190)   (2,236)    (47,372)    (17,405)  (1,451,563)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                  52,989     9,974     739,835   1,771,198   10,544,943
   Cost of investments sold                                             42,365     7,641     696,342   1,221,263    9,929,329
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        10,624     2,333      43,493     549,935      615,614
Distributions from capital gains                                            --    17,862   1,182,297     235,946   11,610,001
Net change in unrealized appreciation or depreciation of investments   123,253     2,259    (525,528)    (42,596)  22,880,724
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         133,877    22,454     700,262     743,285   35,106,339
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $133,687   $20,218  $  652,890  $  725,880  $33,654,776
==============================================================================================================================



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                            VANK LIT      VANK UIF        VANK UIF
                                                           GRO & INC,  U.S. REAL EST,  U.S. REAL EST,     WANGER      WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         CL II          CL I           CL II       INTL SM CAP  U.S. SM CO
INVESTMENT INCOME
Dividend income                                             $ 57,644      $ 28,726       $   53,737    $   250,042  $  101,676
Variable account expenses                                     78,960        35,673           92,401        979,335     861,928
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (21,316)       (6,947)         (38,664)      (729,293)   (760,252)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       559,406       409,832        1,503,192      4,238,165   6,336,612
   Cost of investments sold                                  470,270       266,519        1,176,143      3,193,830   5,681,599
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              89,136       143,313          327,049      1,044,335     655,013
Distributions from capital gains                             382,886       172,460          368,619             --   1,434,226
Net change in unrealized appreciation or depreciation of
investments                                                  371,744       495,912          985,123     17,208,013   1,477,670
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               843,766       811,685        1,680,791     18,252,348   3,566,909
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  $822,450      $804,738       $1,642,127    $17,523,055  $2,806,657
===============================================================================================================================



See accompanying notes to financial statements.



224 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                       WF ADV VT      WF ADV VT     WF ADV VT  WF ADV VT  WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  ASSET ALLOC  C&B LG CAP VAL    EQ INC    INTL CORE  LG CO CORE
INVESTMENT INCOME
Dividend income                                                        $  693,821     $ 76,043     $  381,989   $ 55,549   $ 13,445
Variable account expenses                                                 430,272       71,360        381,086     46,426     28,130
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           263,549        4,683            903      9,123    (14,685)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                  5,776,634      812,777      5,137,259    534,925    694,209
   Cost of investments sold                                             5,537,752      689,616      4,339,398    433,919    692,064
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          238,882      123,161        797,861    101,006      2,145
Distributions from capital gains                                          340,056           --         57,353    124,160         --
Net change in unrealized appreciation or depreciation of investments    2,158,565      820,260      2,977,344    330,887    274,640
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          2,737,503      943,421      3,832,558    556,053    276,785
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $3,001,052     $948,104     $3,833,461   $565,176   $262,100
====================================================================================================================================



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------------------------------
                                                                                                                 WF ADV VT
                                                                        WF ADV VT     WF ADV VT    WF ADV VT   TOTAL RETURN
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                    LG CO GRO     MONEY MKT   SM CAP GRO        BOND
INVESTMENT INCOME
Dividend income                                                        $        --   $  489,946   $       --    $1,728,567
Variable account expenses                                                  884,320      167,003       88,663       632,154
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           (884,320)     322,943      (88,663)    1,096,413
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss)on sales of investments:
   Proceeds from sales                                                  12,463,130    7,108,978    1,138,770     2,441,346
   Cost of investments sold                                             12,902,130    7,109,130    1,200,682     2,512,836
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (439,000)        (152)     (61,912)      (71,490)
Distributions from capital gains                                                --           --      153,328            --
Net change in unrealized appreciation or depreciation of investments     1,773,319       (1,275)   1,187,485       131,836
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           1,334,319       (1,427)   1,278,901        60,346
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   449,999   $  321,516   $1,190,238    $1,156,759
===========================================================================================================================



(1)  For the period April 28, 2006 (commencement of operations) to Dec. 31,
     2006.

(2)  For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 225

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                         AIM VI       AIM VI       AIM VI      AIM VI       AIM VI
                                                                       BASIC VAL,   CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2006                                                 SER II       SER I        SER II       SER I       SER II
OPERATIONS
Investment income (loss) -- net                                       $  (666,454) $  (217,926) $   (84,114) $  (33,123) $  (38,615)
Net realized gain (loss) on sales of investments                        1,174,132       95,580       28,367     129,154      93,633
Distributions from capital gains                                        1,979,983           --           --      37,041      51,850
Net change in unrealized appreciation or depreciation of investments    2,437,075      882,839      608,796     158,340     272,720
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         4,924,736      760,493      553,049     291,412     379,588
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              1,042,141       69,842    9,860,666       5,850      14,719
Net transfers(1)                                                       (3,388,351)     958,970    3,356,976    (111,609)    126,189
Adjustments to net assets allocated to contracts in payout period              --           --           --          --          --
Contract terminations:
   Surrender benefits and contract charges                             (2,480,912)  (2,043,815)    (108,852)   (133,344)   (142,209)
   Death benefits                                                        (246,693)    (538,482)      (8,159)    (54,839)    (66,388)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (5,073,815)  (1,553,485)  13,100,631    (293,942)    (67,689)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        46,062,248   17,217,010    1,564,499   2,075,374   2,650,501
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $45,913,169  $16,424,018  $15,218,179  $2,072,844  $2,962,400
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 37,535,408   23,769,358    1,302,106   1,702,420   1,943,047
Contract purchase payments                                                841,553      104,758    8,507,903       4,700      10,571
Net transfers(1)                                                       (2,611,837)   1,187,901    2,857,880     (82,605)     94,810
Contract terminations:
   Surrender benefits and contract charges                             (1,974,400)  (2,925,000)     (92,250)    (92,613)    (98,224)
   Death benefits                                                        (191,835)    (822,194)      (7,363)    (42,379)    (50,698)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       33,598,889   21,314,823   12,568,276   1,489,523   1,899,506
====================================================================================================================================



See accompanying notes to financial statements.



226 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------------------
                                                             AIM VI     AIM VI      AIM VI        AIM VI          AB VPS
                                                            CORE EQ,   CORE EQ,    INTL GRO,  MID CAP CORE EQ,  BAL SHARES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                       SER I     SER II(2)     SER I        SER II           CL B
OPERATIONS
Investment income (loss) -- net                           $  (156,387)  $ (1,081) $  (11,988)    $   (86,238)   $   19,358
Net realized gain (loss) on sales of investments               14,483     (1,094)    152,633         148,150        18,339
Distributions from capital gains                                   --         --          --         795,718        52,595
Net change in unrealized appreciation or depreciation of
investments                                                 3,185,223     25,919     459,022        (132,941)       92,602
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  3,043,319     23,744     599,667         724,689       182,894
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     38,709        500       3,956         286,693        56,556
Net transfers(1)                                           32,802,049    344,240      62,141        (924,764)      532,705
Adjustments to net assets allocated to contracts in
payout period                                                  20,472         --          --              --            --
Contract terminations:
   Surrender benefits and contract charges                 (3,245,881)   (33,739)   (642,569)       (439,037)      (68,708)
   Death benefits                                            (385,835)        --     (25,764)        (99,184)       (6,389)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             29,229,514    311,001    (602,236)     (1,176,292)      514,164
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             4,116,559         --   2,579,296       8,222,836     1,576,629
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $36,389,392   $334,745  $2,576,727     $ 7,771,233    $2,273,687
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      3,274,099         --   1,765,949       7,245,995     1,326,979
Contract purchase payments                                     32,551         --       2,439         245,985        47,041
Net transfers(1)                                           30,967,022    344,340      35,604        (754,355)      432,817
Contract terminations:
   Surrender benefits and contract charges                 (2,782,821)   (35,060)   (393,029)       (376,965)      (55,194)
   Death benefits                                            (339,497)        --     (15,723)        (84,480)       (5,116)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           31,151,354    309,280   1,395,240       6,276,180     1,746,527
===========================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 227

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AB VPS       AB VPS       AB VPS       AB VPS          AB VPS
                                                  GLOBAL TECH,  GRO & INC,    INTL VAL,   LG CAP GRO,  U.S. GOVT/HI GR,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL B         CL B         CL B         CL B            CL B
OPERATIONS
Investment income (loss) -- net                   $   (84,737) $   (38,636) $   (468,690) $  (180,818)    $   81,530
Net realized gain (loss) on sales of investments     (145,917)     618,397     1,374,143      (15,630)       (17,807)
Distributions from capital gains                           --    1,702,536     1,679,423           --             --
Net change in unrealized appreciation or
depreciation of investments                           605,996    2,447,664    25,134,708     (150,042)         5,037
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       375,342    4,729,961    27,719,584     (346,490)        68,760
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             28,838      326,424    58,852,263       51,452         14,228
Net transfers(1)                                     (258,234)    (142,905)  (14,533,786)      (1,436)        46,812
Adjustments to net assets allocated to contracts           --         (819)       (1,131)          --             --
in payout period
Contract terminations:
   Surrender benefits and contract charges           (407,295)  (1,991,324)   (3,753,241)    (972,133)      (249,301)
   Death benefits                                     (78,284)    (380,552)     (485,578)    (236,877)       (45,808)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (714,975)  (2,189,176)   40,078,527   (1,158,994)      (234,069)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,379,859   32,076,393    64,366,030   14,485,987      3,690,896
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,040,226  $34,617,178  $132,164,141  $12,980,503     $3,525,587
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             12,278,262   28,419,909    46,981,358   20,447,354      2,947,676
Contract purchase payments                             63,659      273,859    39,111,187       72,510         11,454
Net transfers(1)                                     (508,914)    (179,295)   (9,042,158)     (16,018)        36,632
Contract terminations:
   Surrender benefits and contract charges           (737,230)  (1,659,177)   (2,359,034)  (1,483,217)      (199,970)
   Death benefits                                    (191,569)    (325,704)     (301,093)    (366,160)       (37,673)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   10,904,208   26,529,592    74,390,260   18,654,469      2,758,119
=======================================================================================================================



See accompanying notes to financial statements.



228 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
                                                     AC VP        AC VP      AC VP       AC VP        AC VP
                                                  INC & GRO,    INFLATION    INTL,       ULTRA,        VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL I      PROT, CL II   CL II       CL II        CL I
OPERATIONS
Investment income (loss) -- net                   $    9,946  $  2,507,564  $  (229) $ (1,234,199) $    1,398
Net realized gain (loss) on sales of investments      51,599      (471,526)     184        (3,204)     90,507
Distributions from capital gains                          --            --       --            --     168,703
Net change in unrealized appreciation or
depreciation of investments                          161,642    (1,848,542)   9,590       (21,287)     16,508
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      223,187       187,496    9,545    (1,258,690)    277,116
==============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               387    35,922,118   23,967    68,923,414         650
Net transfers(1)                                     (67,949)   (7,712,166)     (10)   12,161,094     (38,429)
Adjustments to net assets allocated to contracts
in payout period                                          --            --       --            --          --
Contract terminations:
   Surrender benefits and contract charges          (503,102)   (6,100,636)     (66)   (2,730,134)   (468,271)
   Death benefits                                    (29,841)     (791,497)      --      (327,160)    (21,386)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (600,505)   21,317,819   23,891    78,027,214    (527,436)
--------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,877,961   114,219,467   25,633    41,955,703   1,989,438
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,500,643  $135,724,782  $59,069  $118,724,227   1,739,118
==============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,390,189   108,752,586   19,885    39,413,179   1,092,325
Contract purchase payments                               275    34,477,778   17,845    69,403,400         341
Net transfers(1)                                     (49,537)   (7,265,900)      --    12,208,415     (22,430)
Contract terminations:
   Surrender benefits and contract charges          (357,434)   (5,830,501)      --    (2,734,609)   (243,265)
   Death benefits                                    (21,279)     (759,585)      --      (327,704)    (10,845)
--------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     962,214   129,374,378   37,730   117,962,681     816,126
==============================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 229

STATEMENTS OF CHANGES IN NET ASSETS



                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------
                                                    AC VP       BARON        COL          COL           COL
                                                     VAL,    CAP ASSET,  ASSET ALLOC, FEDERAL SEC,   HI YIELD,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              CL II       INS        VS CL A      VS CL A     VS CL A(2)
OPERATIONS
Investment income (loss) -- net                   $  (2,258) $  (43,115)  $  10,098    $   76,637    $ 11,247
Net realized gain (loss) on sales of investments        710     159,522      26,479        (5,156)         63
Distributions from capital gains                     24,195          --      44,256            --       5,664
Net change in unrealized appreciation or
depreciation of investments                          30,768     246,700      (1,691)      (30,600)     27,340
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      53,415     363,107      79,142        40,881      44,314
==============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          105,853         144         890         8,047         356
Net transfers(1)                                     35,380     (71,724)        867       (21,631)    658,568
Adjustments to net assets allocated to contracts
in payout period                                         --          --          --            --          --
Contract terminations:
   Surrender benefits and contract charges          (28,853)   (281,002)   (102,132)      (95,222)    (12,651)
   Death benefits                                        --     (43,003)         --            --          --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      112,380    (395,585)   (100,375)     (108,806)    646,273
--------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     273,174   2,779,678     837,842     1,818,514          --
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 438,969  $2,747,200   $ 816,609    $1,750,589    $690,587
==============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              242,413   1,840,370     610,470     1,726,017          --
Contract purchase payments                           87,226          78         629         7,568         351
Net transfers(1)                                     28,780     (38,227)        594       (20,891)    658,438
Contract terminations:
   Surrender benefits and contract charges          (23,768)   (176,288)    (72,666)      (90,923)    (12,487)
   Death benefits                                        --     (25,380)         --            --          --
--------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    334,651   1,600,553     539,027     1,621,771     646,302
==============================================================================================================



See accompanying notes to financial statements.



230 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
                                                                          COL          COL          COL          COL        CS
                                                                       HI YIELD,   LG CAP GRO,  SM CAP VAL,  SM CO GRO,   MID-CAP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                                 VS CL B(2)    VS CL A      VS CL B     VS CL A      CORE
OPERATIONS
Investment income (loss) -- net                                       $   551,882  $   (9,149)   $ (2,200)    $ (3,091)  $ (5,475)
Net realized gain (loss) on sales of investments                           10,036       7,573       4,225       18,442      7,451
Distributions from capital gains                                          347,718          --       3,903           --         --
Net change in unrealized appreciation or depreciation of investments    1,986,751      90,284      18,193       13,071       (478)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         2,896,387      88,708      24,121       28,422      1,498
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                             20,268,717         705      66,523          273      2,217
Net transfers(1)                                                       30,399,386     (64,901)     26,465      (21,710)    13,603
Adjustments to net assets allocated to contracts in payout period              --          --          --           --         --
Contract terminations:
   Surrender benefits and contract charges                             (1,139,150)    (89,699)    (18,913)     (13,596)   (16,525)
   Death benefits                                                        (137,181)         --          --           --    (11,899)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         49,391,772    (153,895)     74,075      (35,033)   (12,604)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --   1,163,191     125,852      251,247    357,600
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $52,288,159  $1,098,004    $224,048     $244,636   $346,494
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         --   1,119,717     102,687      149,867    423,770
Contract purchase payments                                             19,970,423         670      49,751          147      1,718
Net transfers(1)                                                       30,360,827     (63,325)     19,530      (11,320)    14,912
Contract terminations:
   Surrender benefits and contract charges                             (1,122,639)    (86,710)    (13,913)      (7,289)   (18,252)
   Death benefits                                                        (135,559)         --          --           --    (14,642)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       49,073,052     970,352     158,055      131,405    407,506
==================================================================================================================================



See accompanying notes to financial statements



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 231

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
                                                                         DREY IP       DREY IP     DREY SOC   DREY VIF    DREY VIF
                                                                      MIDCAP STOCK,   TECH GRO,    RESP GRO,    APPR,   DISC STOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                      SERV           SERV        INIT       SERV        INIT
OPERATIONS
Investment income (loss) -- net                                         $ (1,507)    $  (441,670) $  (26,724) $ (1,862) $ (1,480)
Net realized gain (loss) on sales of investments                          (1,290)         63,255     (49,832)    2,469    (5,284)
Distributions from capital gains                                          20,154              --          --        --        --
Net change in unrealized appreciation or depreciation of investments     (11,585)      1,535,331     226,604   103,669    40,444
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            5,772       1,156,916     150,048   104,276    33,680
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                14,363      18,956,675       7,131     1,459       120
Net transfers(1)                                                            (271)      1,991,995     (99,427)   (1,704)     (305)
Adjustments to net assets allocated to contracts in payout period             --              --          --        --        --
Contract terminations:
   Surrender benefits and contract charges                               (44,928)     (1,005,452)   (145,703)   (8,176)   (8,318)
   Death benefits                                                             --        (114,173)    (24,439)       --   (34,164)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           (30,836)     19,829,045    (262,438)   (8,421)  (42,667)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          124,037      16,948,101   2,149,604   730,130   269,300
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $ 98,973     $37,934,062  $2,037,214  $825,985  $260,313
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   100,796      16,181,200   3,272,395   692,701   298,476
Contract purchase payments                                                11,535      18,431,957      11,469       863       127
Net transfers(1)                                                            (204)      2,072,417    (144,033)   (1,786)     (322)
Contract terminations:
   Surrender benefits and contract charges                               (36,881)       (967,859)   (221,801)   (7,280)   (8,238)
   Death benefits                                                             --        (109,321)    (38,780)       --   (37,395)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          75,246      35,608,394   2,879,250   684,498   252,648
===================================================================================================================================



See accompanying notes to financial statements.



232 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                       DREY VIF    DREY VIF       EG VA       EG VA         EG VA
                                                                      INTL VAL,  SM CO STOCK,      BAL,     CORE BOND,   FUNDAMENTAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                     SERV        INIT          CL 2        CL 2     LG CAP, CL 1
OPERATIONS
Investment income (loss) -- net                                       $  (1,806)   $  (275)    $   16,153  $ 1,417,969   $      775
Net realized gain (loss) on sales of investments                        (11,364)        27         27,160      (31,035)      54,635
Distributions from capital gains                                         25,135      1,919             --           --       30,100
Net change in unrealized appreciation or depreciation of investments     22,070        124        136,520      (88,346)     111,679
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          34,035      1,795        179,833    1,298,588      197,189
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                              975,709        120         11,972    7,564,063       13,884
Net transfers(1)                                                       (885,151)     6,275        121,792   (1,740,720)      23,688
Adjustments to net assets allocated to contracts in payout period            --         --             --           --           --
Contract terminations:
   Surrender benefits and contract charges                               (1,959)       (18)      (149,666)  (2,587,183)    (155,035)
   Death benefits                                                       (61,968)        --             --     (297,176)          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           26,631      6,377        (15,902)   2,938,984     (117,463)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         259,386     14,796      2,259,963   46,617,320    1,836,100
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 320,052    $22,968     $2,423,894  $50,854,892   $1,915,826
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  206,565      9,617      1,847,525   43,576,768    1,625,261
Contract purchase payments                                              749,728         73          9,408    7,200,384       11,718
Net transfers(1)                                                       (697,805)     3,965         97,204   (1,618,484)      19,904
Contract terminations:
   Surrender benefits and contract charges                               (1,370)       (11)      (118,556)  (2,409,428)    (133,076)
   Death benefits                                                       (45,826)        --             --     (275,371)          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        211,292     13,644      1,835,581   46,473,869    1,523,807
====================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 233

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                       EG VA        EG VA        EG VA        EG VA        EG VA
                                                                    FUNDAMENTAL      GRO,       HI INC,     INTL EQ,     INTL EQ,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               LG CAP, CL 2      CL 2         CL 2        CL 1         CL 2
OPERATIONS
Investment income (loss) -- net                                     $   (49,445) $  (218,843) $ 1,490,697  $   96,010  $   618,142
Net realized gain (loss) on sales of investments                        359,611      350,544        6,188      72,925      728,278
Distributions from capital gains                                        365,237      656,814           --     193,111    1,546,469
Net change in unrealized appreciation or depreciation of
investments                                                           1,432,164      382,746      455,374     324,466    2,565,268
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       2,107,567    1,171,261    1,952,259     686,512    5,458,157
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              170,311    2,015,034    4,934,589      79,110    4,880,027
Net transfers(1)                                                      3,370,679     (898,955)  (2,199,168)    817,288      298,867
Adjustments to net assets allocated to contracts in payout period            --           --           --          58           --
Contract terminations:
   Surrender benefits and contract charges                           (1,257,834)    (774,455)  (1,503,096)   (130,533)  (1,515,363)
   Death benefits                                                      (166,070)     (58,213)    (128,463)    (19,089)    (146,931)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        2,117,086      283,411    1,103,862     746,834    3,516,600
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      19,413,669   12,752,018   25,555,397   2,692,849   23,586,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $23,638,322  $14,206,690  $28,611,518  $4,126,195  $32,561,599
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               13,899,401    8,789,939   21,254,165   1,908,823   15,120,242
Contract purchase payments                                              116,129    1,353,830    4,192,743      52,268    3,079,630
Net transfers(1)                                                      2,380,705     (558,942)  (1,815,326)    538,788      135,650
Contract terminations:
   Surrender benefits and contract charges                             (876,672)    (500,783)  (1,203,895)    (84,225)    (874,545)
   Death benefits                                                      (118,741)     (36,741)    (102,928)    (11,988)     (87,263)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     15,400,822    9,047,303   22,324,759   2,403,666   17,373,714
===================================================================================================================================



See accompanying notes to financial statements.



234 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                    EG VA       EG VA         EG VA         EG VA          EG VA
                                                                   OMEGA,       OMEGA,    SPECIAL VAL,  SPECIAL VAL,  STRATEGIC INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                CL 1         CL 2         CL 1          CL 2           CL 1
OPERATIONS
Investment income (loss) -- net                                  $  (50,571) $  (494,860)  $   (56,516)  $  (183,348)   $  173,953
Net realized gain (loss) on sales of investments                     90,084      311,572       288,228       459,381         4,201
Distributions from capital gains                                         --           --     1,467,151     2,495,532            --
Net change in unrealized appreciation or depreciation of
investments                                                         135,832    1,502,646       544,092       970,169       146,394
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     175,345    1,319,358     2,242,955     3,741,734       324,548
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           20,836    5,760,602       132,925       328,502       108,670
Net transfers(1)                                                   (171,705)   1,709,211       440,669      (198,977)    1,262,501
Adjustments to net assets allocated to contracts in payout
period                                                                 (468)          --            --            --        (5,024)
Contract terminations:
   Surrender benefits and contract charges                         (359,524)  (1,784,414)     (632,103)   (1,047,924)     (657,896)
   Death benefits                                                   (48,652)    (116,655)     (114,271)      (66,560)      (10,139)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (559,513)   5,568,744      (172,780)     (984,959)      698,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,266,759   28,333,085    11,221,711    19,613,678     6,466,546
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $3,882,591  $35,221,187   $13,291,886   $22,370,453    $7,489,206
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,603,335   21,580,550     5,715,541    12,660,916     4,264,351
Contract purchase payments                                           27,943    4,519,664        62,171       197,889        71,665
Net transfers(1)                                                   (228,381)   1,422,165       207,087      (128,685)      824,329
Contract terminations:
   Surrender benefits and contract charges                         (470,931)  (1,335,770)     (292,410)     (622,008)     (427,391)
   Death benefits                                                   (62,512)     (88,307)      (53,792)      (38,887)       (6,635)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,869,454   26,098,302     5,638,597    12,069,225     4,726,319
====================================================================================================================================



See accompanying notes to financial statements



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 235

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                   --------------------------------------------------------------
                                                                        EG VA       FID VIP   FID VIP     FID VIP       FID VIP
                                                                   STRATEGIC INC,    BAL,       BAL,    CONTRAFUND,   CONTRAFUND,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                    CL 2        SERV CL  SERV CL 2    SERV CL      SERV CL 2
OPERATIONS
Investment income (loss) -- net                                      $   841,837   $  3,693   $    523  $   (23,281) $ (1,430,160)
Net realized gain (loss) on sales of investments                        (122,425)     3,093      5,065      723,289     1,343,998
Distributions from capital gains                                              --     18,524      9,746    1,675,806    31,494,797
Net change in unrealized appreciation or depreciation of
investments                                                            1,158,921     29,588     12,942     (404,998)   (2,450,871)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        1,878,333     54,898     28,276    1,970,816    28,957,764
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             7,140,353         --     10,900       76,340   193,728,049
Net transfers(1)                                                         776,679      2,093    (14,640)     642,274    16,011,523
Adjustments to net assets allocated to contracts in payout period             --         --         --         (691)           --
Contract terminations:
   Surrender benefits and contract charges                            (2,241,782)   (22,843)    (5,803)  (1,120,797)  (11,195,374)
   Death benefits                                                       (184,784)        --     (6,625)    (112,673)   (1,247,942)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         5,490,466    (20,750)   (16,168)    (515,547)  197,296,256
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       41,285,634    547,965    289,326   19,485,657   192,209,272
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $48,654,433   $582,113   $301,434  $20,940,926  $418,463,292
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                34,355,600    517,437    260,907   15,493,590   132,970,923
Contract purchase payments                                             6,121,207         --      9,217       57,914   134,297,689
Net transfers(1)                                                         595,551      1,887    (12,908)     498,439    10,827,737
Contract terminations:
   Surrender benefits and contract charges                            (1,828,141)   (20,797)    (4,974)    (857,423)   (7,485,133)
   Death benefits                                                       (155,022)        --     (5,703)     (84,382)     (819,029)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      39,089,195    498,527    246,539   15,108,138   269,792,187
=================================================================================================================================



See accompanying notes to financial statements.



236 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------------------
                                                                        FID VIP     FID VIP     FID VIP    FID VIP    FID VIP
                                                                       DYN APPR,  GRO & INC,  GRO & INC,     GRO,       GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   SERV CL 2    SERV CL    SERV CL 2   SERV CL   SERV CL 2
OPERATIONS
Investment income (loss) -- net                                       $  (22,293) $  (49,798)  $ (8,398)  $ (1,964) $  (69,671)
Net realized gain (loss) on sales of investments                          54,071     161,361     14,276     (7,875)     67,913
Distributions from capital gains                                          64,042     186,181     25,116         --          --
Net change in unrealized appreciation or depreciation of investments     154,388     471,225     73,050     21,215     293,786
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          250,208     768,969    104,044     11,376     292,028
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 2,429      20,036      3,422      3,375     182,728
Net transfers(1)                                                         683,927     111,922     14,395    (12,666)    507,595
Adjustments to net assets allocated to contracts in payout period         (9,785)         --         --         --          --
Contract terminations:
   Surrender benefits and contract charges                              (159,607)   (731,382)   (77,189)   (22,481)   (378,014)
   Death benefits                                                             --    (220,917)   (14,558)        --     (45,037)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           516,964    (820,341)   (73,930)   (31,772)    267,272
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        1,619,500   7,280,204    966,347    225,006   5,538,121
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $2,386,672  $7,228,832   $996,461   $204,610  $6,097,421
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 1,271,924   7,340,300    859,751    281,655   5,146,976
Contract purchase payments                                                 1,889      19,147      2,747      4,116     173,334
Net transfers(1)                                                         455,167     110,562     12,509    (15,333)    480,005
Contract terminations:
   Surrender benefits and contract charges                              (116,097)   (712,118)   (65,277)   (27,511)   (339,260)
   Death benefits                                                             --    (211,412)   (12,029)        --     (37,629)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       1,612,883   6,546,479    797,701    242,927   5,423,426
===============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 237

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                   ---------------------------------------------------------------
                                                                     FID VIP     FID VIP     FID VIP       FID VIP      FID VIP
                                                                     HI INC,     HI INC,    INVEST GR,    MID CAP,     MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 SERV CL    SERV CL 2   SERV CL 2     SERV CL      SERV CL 2
OPERATIONS
Investment income (loss) -- net                                    $  260,497  $  156,250  $   961,563  $  (420,953) $ (1,127,325)
Net realized gain (loss) on sales of investments                        9,351       2,841      (59,513)   2,334,794     1,214,970
Distributions from capital gains                                           --          --      132,082    4,734,005     8,138,260
Net change in unrealized appreciation or depreciation of
investments                                                            92,543      43,475      798,609   (2,602,862)      (92,267)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       362,391     202,566    1,832,741    4,044,984     8,133,638
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             20,699       4,741   26,306,880      197,159    35,962,760
Net transfers(1)                                                      378,824     534,140   (3,571,653)  (1,194,011)    4,700,149
Adjustments to net assets allocated to contracts in payout period      (2,728)         --           --       (6,306)           --
Contract terminations:
   Surrender benefits and contract charges                           (203,489)   (221,640)  (2,827,546)  (3,055,179)   (3,947,542)
   Death benefits                                                      (2,982)     (9,382)    (364,217)    (722,543)     (506,111)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        190,324     307,859   19,543,464   (4,780,880)   36,209,256
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     3,596,651   1,995,953   50,777,183   38,528,809    62,744,778
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $4,149,366  $2,506,378  $72,153,388  $37,792,913  $107,087,672
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              3,550,287   1,584,406   49,123,881   18,123,584    36,246,598
Contract purchase payments                                             19,704       3,651   25,510,646       85,982    21,572,031
Net transfers(1)                                                      361,245     402,808   (3,354,298)    (529,635)    2,699,791
Contract terminations:
   Surrender benefits and contract charges                           (194,393)   (168,883)  (2,729,182)  (1,342,085)   (2,129,509)
   Death benefits                                                      (2,896)     (7,189)    (353,698)    (349,260)     (275,850)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    3,733,947   1,814,793   68,197,349   15,988,586    58,113,061
==================================================================================================================================



See accompanying notes to financial statements.



238 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
                                                              FID VIP     FID VIP    FTVIPT FRANK    FTVIPT FRANK    FTVIPT FRANK
                                                             OVERSEAS,   OVERSEAS,     INC SEC,    GLOBAL REAL EST,  RISING DIVD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          SERV CL    SERV CL 2       CL 2            CL 2            CL 2
OPERATIONS
Investment income (loss) -- net                             $  (13,913) $  (379,174) $   670,012     $    84,498       $ (5,431)
Net realized gain (loss) on sales of investments                89,668    1,388,693      688,617         905,733         11,050
Distributions from capital gains                                11,120      222,754      155,601       1,257,973          4,124
Net change in unrealized appreciation or depreciation of
investments                                                    193,054    4,605,197    3,498,459         608,282        104,734
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     279,929    5,837,470    5,012,689       2,856,486        114,477
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       4,115    9,214,384    2,228,958         421,070        104,846
Net transfers(1)                                               129,551   (4,150,699)   1,730,664        (731,114)       113,724
Adjustments to net assets allocated to contracts in payout
period                                                              --           --       (6,523)             --             --
Contract terminations:
   Surrender benefits and contract charges                    (159,129)  (1,747,413)  (2,756,515)     (1,238,789)       (38,608)
   Death benefits                                               (1,036)    (194,552)    (216,420)       (111,239)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (26,499)   3,121,720      980,164      (1,660,072)       179,962
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              1,725,519   34,411,977   30,230,940      16,290,128        698,455
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $1,978,949  $43,371,167  $36,223,793     $17,486,542       $992,894
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       1,809,095   24,158,028   21,917,913       6,763,459        629,692
Contract purchase payments                                       3,888    6,311,348    1,617,905         202,113         88,192
Net transfers(1)                                               115,901   (2,746,969)   1,143,020        (337,011)        95,736
Contract terminations:
   Surrender benefits and contract charges                    (151,766)  (1,176,098)  (1,839,763)       (481,923)       (34,073)
   Death benefits                                                 (911)    (129,271)    (144,325)        (51,826)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             1,776,207   26,417,038   22,694,750       6,094,812        779,547
=================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 239

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                            FTVIPT FRANK  FTVIPT FRANK     FTVIPT          FTVIPT        FTVIPT
                                                             SM CAP VAL,   SM MID CAP   MUTUAL SHARES  TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)                            CL 2        GRO, CL 2     SEC, CL 2      SEC, CL 2     SEC, CL 2
OPERATIONS
Investment income (loss) -- net                             $   (95,733)  $  (329,532)  $   (251,081)  $   (1,183)    $   (21,243)
Net realized gain (loss) on sales of investments                527,468       761,402      3,046,637      218,515         929,402
Distributions from capital gains                                475,497            --      5,119,404           --              --
Net change in unrealized appreciation or depreciation of
investments                                                     964,777     1,312,984     18,448,532      201,250       4,593,335
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    1,872,009     1,744,854     26,363,492      418,582       5,501,494
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      163,284       174,204     38,826,319        6,303         439,076
Net transfers(1)                                                271,675    (1,043,119)     9,779,925      173,365       1,275,677
Adjustments to net assets allocated to contracts in payout
period                                                               --        (1,716)            --       (6,884)             --
Contract terminations:
   Surrender benefits and contract charges                     (724,569)   (1,810,529)    (9,043,493)    (150,041)     (1,359,713)
   Death benefits                                                (7,151)     (146,109)    (1,183,236)    (104,117)       (198,730)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (296,761)   (2,827,269)    38,379,515      (81,374)        156,310
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,183,042    25,380,850    142,568,369    1,658,363      27,411,445
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $13,758,290   $24,298,435   $207,311,376   $1,995,571     $33,069,249
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,048,430    33,111,510     92,895,909      883,827      22,244,743
Contract purchase payments                                       98,905       190,812     27,067,111        3,071         323,551
Net transfers(1)                                                138,028    (1,277,778)     6,364,707       87,334         971,839
Contract terminations:
   Surrender benefits and contract charges                     (456,399)   (2,454,807)    (5,560,680)     (73,863)     (1,018,703)
   Death benefits                                                (4,353)     (168,189)      (706,967)     (56,931)       (138,840)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,824,611    29,401,548    120,060,080      843,438      22,382,590
==================================================================================================================================



See accompanying notes to financial statements.



240 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------
                                                            FTVIPT       FTVIPT       GS VIT        GS VIT          GS VIT
                                                         TEMP GLOBAL    TEMP GRO     CAP GRO,      STRATEGIC     MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      INC, CL 2     SEC, CL 2      INST      INTL EQ, INST       INST
OPERATIONS
Investment income (loss) -- net                         $    804,104   $  (10,095)  $  (15,753)    $    (668)    $   (335,674)
Net realized gain (loss) on sales of investments              26,687       38,698       13,838        77,500          464,763
Distributions from capital gains                                  --      115,494           --            --       13,341,120
Net change in unrealized appreciation or depreciation
of investments                                             7,053,189      449,317       72,902        68,412          243,692
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 7,883,980      593,414       70,987       145,244       13,713,901
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                65,247,683      852,681          453            --       61,944,963
Net transfers(1)                                           9,728,026      113,079      (82,784)      (15,098)       1,534,951
Adjustments to net assets allocated to contracts in
payout period                                                   (368)          --           --            --           (3,262)
Contract terminations:
   Surrender benefits and contract charges                (2,875,159)    (114,325)    (140,677)     (142,012)      (3,989,401)
   Death benefits                                           (370,250)          --      (28,919)      (18,808)        (884,261)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            71,729,932      851,435     (251,927)     (175,918)      58,602,990
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           45,182,709    2,706,514    1,213,863       815,439       63,888,282
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $124,796,621   $4,151,363   $1,032,923     $ 784,765     $136,205,173
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    40,863,345    2,252,838    1,497,412       881,364       36,086,952
Contract purchase payments                                56,800,693      712,349          570            --       35,772,960
Net transfers(1)                                           8,149,562       81,223      (95,947)        1,052          862,138
Contract terminations:
   Surrender benefits and contract charges                (2,460,195)     (89,014)    (176,447)     (153,777)      (2,126,087)
   Death benefits                                           (317,073)          --      (34,240)      (19,931)        (406,735)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         103,036,332    2,957,396    1,191,348       708,708       70,189,228
==============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 241

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------
                                                           GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                        STRUCTD U.S.       BAL,      GLOBAL TECH,    INTL GRO,    LG CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      EQ, INST         INST          SERV           SERV          SERV
OPERATIONS
Investment income (loss) -- net                         $   (33,964)   $    51,216    $   (9,984)   $   12,392    $  (50,363)
Net realized gain (loss) on sales of investments            319,023        259,151       (87,334)      395,356      (210,185)
Distributions from capital gains                                 --             --            --            --            --
Net change in unrealized appreciation or depreciation
of investments                                              847,379        407,317       139,507     1,153,164       623,996
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                1,132,438        717,684        42,189     1,560,912       363,448
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   38,319          2,582         9,192        19,867         1,393
Net transfers(1)                                            434,098       (118,016)     (101,931)      340,659      (112,874)
Adjustments to net assets allocated to contracts in
payout period                                               (13,046)            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges                 (887,751)    (2,356,227)     (122,730)     (256,741)     (494,960)
   Death benefits                                          (267,042)      (151,384)      (16,279)     (134,900)      (59,854)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (695,422)    (2,623,045)     (231,748)      (31,115)     (666,295)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          10,516,797      9,365,914       818,440     3,582,063     4,295,600
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $10,953,813    $ 7,460,553    $  628,881    $5,111,860    $3,992,753
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   11,128,133      5,177,076     2,118,269     4,308,406     7,237,980
Contract purchase payments                                   41,967          1,386        25,003        19,198         2,189
Net transfers(1)                                            318,868        (64,307)     (252,633)      318,687      (183,857)
Contract terminations:
   Surrender benefits and contract charges                 (894,703)    (1,256,105)     (318,898)     (258,631)     (811,128)
   Death benefits                                          (289,104)       (81,531)      (39,515)     (136,218)     (102,432)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,305,161      3,776,519     1,532,226     4,251,442     6,142,752
=============================================================================================================================



See accompanying notes to financial statements.



242 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                             JANUS ASPEN  JANUS ASPEN      JPM          LAZARD           LAZARD
                                                            MID CAP GRO,   WORLD GRO,  U.S. LG CAP     RETIRE U.S.       RETIRE
YEAR ENDED DEC. 31, 2006 (CONTINUED)                            SERV          INST       CORE EQ    STRATEGIC, SERV  INTL EQ, SERV
OPERATIONS
Investment income (loss) -- net                              $  (32,228)  $     8,008  $   (7,340)     $ (3,976)       $  (3,649)
Net realized gain (loss) on sales of investments                (40,786)     (269,143)     33,818        18,921           43,290
Distributions from capital gains                                     --            --          --            --           28,548
Net change in unrealized appreciation or depreciation of
investments                                                     306,710       716,323     182,930        51,946           56,164
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      233,696       455,188     209,408        66,891          124,353
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,936         6,107      13,199            --               --
Net transfers(1)                                               (134,077)      (33,568)    (14,408)      (38,597)          99,707
Adjustments to net assets allocated to contracts in payout
period                                                               --            --          --            --               --
Contract terminations:
   Surrender benefits and contract charges                     (190,093)     (939,889)   (377,520)      (21,944)        (120,739)
   Death benefits                                               (53,373)      (46,980)    (30,392)           --               --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (372,607)   (1,014,330)   (409,121)      (60,541)         (21,032)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,236,125     3,462,494   1,743,651       460,764          612,876
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $2,097,214   $ 2,903,352  $1,543,938      $467,114        $ 716,197
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,722,368     2,653,037   2,140,365       427,402          629,610
Contract purchase payments                                       10,432         4,111      14,961            --               --
Net transfers(1)                                               (276,416)      (24,807)    (17,908)      (32,840)          94,308
Contract terminations:
   Surrender benefits and contract charges                     (404,147)     (690,743)   (450,803)      (19,126)        (114,260)
   Death benefits                                               (98,232)      (34,523)    (37,983)           --               --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,954,005     1,907,075   1,648,632       375,436          609,658
==================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 243

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                         MFS           MFS         MFS          MFS        MFS
                                                                   INV GRO STOCK,   INV TRUST,  INV TRUST,   NEW DIS,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                   SERV CL       INIT CL      SERV CL     INIT CL     SERV CL
OPERATIONS
Investment income (loss) -- net                                     $  (63,784)    $   (54,034) $  (10,809) $  (47,780) $  (66,036)
Net realized gain (loss) on sales of investments                        71,278         179,407      11,173      56,889     100,287
Distributions from capital gains                                            --              --          --      56,333      92,690
Net change in unrealized appreciation or depreciation of
investments                                                            282,863         507,526     106,538     285,021     444,882
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        290,357         632,899     106,902     350,463     571,823
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              55,193          30,791       2,170      16,743      98,375
Net transfers(1)                                                      (100,052)       (197,344)     43,853      77,555    (119,588)
Adjustments to net assets allocated to contracts in payout period         (367)             --          --          --        (441)
Contract terminations:
   Surrender benefits and contract charges                            (279,450)       (839,841)    (24,272)   (233,654)   (214,493)
   Death benefits                                                      (62,382)        (48,337)     (3,402)   (125,148)    (42,164)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        (387,058)     (1,054,731)     18,349    (264,504)   (278,311)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      5,292,854       6,358,480     935,980   3,126,566   5,016,259
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                           $5,196,153     $ 5,936,648  $1,061,231  $3,212,525  $5,309,771
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               7,219,631       6,864,724     976,454   3,284,349   5,290,137
Contract purchase payments                                              75,600          32,590       2,025      19,141      97,301
Net transfers(1)                                                      (122,298)       (215,656)     36,625      50,834    (124,558)
Contract terminations:
   Surrender benefits and contract charges                            (371,042)       (884,624)    (25,722)   (209,289)   (215,677)
   Death benefits                                                      (92,320)        (52,186)     (3,028)   (133,851)    (42,410)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     6,709,571       5,744,848     986,354   3,011,184   5,004,793
===================================================================================================================================



See accompanying notes to financial statements.



244 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                     MFS          MFS            MFS           MFS          MFS
                                                                  RESEARCH,  TOTAL RETURN,  TOTAL RETURN,   UTILITIES,  UTILITIES,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               INIT CL      INIT CL        SERV CL       INIT CL      SERV CL
OPERATIONS
Investment income (loss) -- net                                  $  (27,436)   $  2,715      $   679,772   $    73,246  $   19,600
Net realized gain (loss) on sales of investments                     32,908       1,551          854,269       641,999     254,158
Distributions from capital gains                                         --       7,434        2,625,395       497,244     160,556
Net change in unrealized appreciation or depreciation of
investments                                                         207,750      11,715        4,090,127     2,203,517     693,724
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     213,222      23,415        8,249,563     3,416,006   1,128,038
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            2,829       4,275        1,335,245         8,918     166,546
Net transfers(1)                                                   (368,792)     19,812        1,969,129       (61,151)    384,830
Adjustments to net assets allocated to contracts in payout
period                                                                   --          --               --            --          --
Contract terminations:
   Surrender benefits and contract charges                         (137,956)     (6,450)      (6,252,187)   (1,458,745)   (285,573)
   Death benefits                                                  (104,469)         --         (505,853)     (173,344)    (16,683)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (608,388)     17,637       (3,453,666)   (1,684,322)    249,120
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,012,831     206,784       83,544,073    12,604,883   3,678,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $2,617,665    $247,836      $88,339,970   $14,336,567  $5,055,353
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,553,520     151,690       65,563,934    11,212,505   2,244,129
Contract purchase payments                                            3,143       3,063        1,060,557         6,988     117,757
Net transfers(1)                                                   (438,144)     14,265        1,471,273      (102,446)    232,650
Contract terminations:
   Surrender benefits and contract charges                         (155,034)     (4,500)      (4,748,349)   (1,238,643)   (159,609)
   Death benefits                                                  (126,630)         --         (384,651)     (138,612)     (9,359)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,836,855     164,518       62,962,764     9,739,792   2,425,568
===================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 245

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                 --------------------------------------------------------------
                                                                                                         OPPEN         OPPEN
                                                                    OPCAP       OPCAP        OPCAP      CAP APPR   CAP APPR VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 EQ        MANAGED      SM CAP         VA          SERV
OPERATIONS
Investment income (loss) -- net                                  $  (10,844) $    21,002  $  (35,054) $   (39,363) $(1,038,213)
Net realized gain (loss) on sales of investments                     30,929       23,983     176,721      (44,174)   1,082,612
Distributions from capital gains                                     75,935      480,290     147,215           --           --
Net change in unrealized appreciation or depreciation of
investments                                                          52,184     (220,903)    204,762      309,834    3,781,527
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     148,204      304,372     493,644      226,297    3,825,926
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              848        2,027       1,195        5,183   18,399,815
Net transfers(1)                                                     18,596     (139,178)     37,000     (152,814)  (5,148,748)
Adjustments to net assets allocated to contracts in payout
period                                                                   --         (665)          2           --           --
Contract terminations:
   Surrender benefits and contract charges                         (343,379)  (1,054,734)   (666,325)  (1,051,374)  (3,033,844)
   Death benefits                                                   (13,125)     (89,912)    (26,628)     (51,259)    (374,869)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (337,060)  (1,282,462)   (654,756)  (1,250,264)   9,842,354
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,284,889    4,567,546   2,546,215    4,464,746   56,069,687
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,096,033  $ 3,589,456  $2,385,103  $ 3,440,779  $69,737,967
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              942,484    1,931,749   1,532,891    2,982,022   47,222,155
Contract purchase payments                                              594          836         651        3,377   15,066,343
Net transfers(1)                                                     13,525      (57,632)     15,647     (104,385)  (3,954,317)
Contract terminations:
   Surrender benefits and contract charges                         (240,481)    (434,525)   (361,775)    (689,977)  (2,534,051)
   Death benefits                                                    (8,875)     (36,697)    (13,813)     (32,534)    (298,690)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    707,247    1,403,731   1,173,601    2,158,503   55,501,440
==============================================================================================================================



See accompanying notes to financial statements.



246 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------
                                                                    OPPEN         OPPEN         OPPEN       OPPEN     OPPEN
                                                                 GLOBAL SEC  GLOBAL SEC VA,    HI INC    HI INC VA,   MAIN ST
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 VA           SERV           VA         SERV        VA
OPERATIONS
Investment income (loss) -- net                                   $ (1,367)    $   (97,288)  $  147,332  $  328,005  $ (1,485)
Net realized gain (loss) on sales of investments                     3,430         507,671     (146,059)        382     2,534
Distributions from capital gains                                    16,627         847,994           --          --        --
Net change in unrealized appreciation or depreciation of
investments                                                         30,138       1,248,114      152,600      89,426    55,344
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     48,828       2,506,491      153,873     417,813    56,393
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              --         524,683          720      21,054       240
Net transfers(1)                                                    11,699       2,682,150      (19,522)     39,191    23,798
Adjustments to net assets allocated to contracts in payout
period                                                                  --              --            1          --        --
Contract terminations:
   Surrender benefits and contract charges                         (20,311)     (1,234,798)    (811,152)   (279,428)  (33,373)
   Death benefits                                                       --        (271,888)     (35,954)    (36,758)  (37,866)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (8,612)      1,700,147     (865,907)   (255,941)  (47,201)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    308,198      14,714,717    2,482,428   5,548,588   446,592
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $348,414     $18,921,355   $1,770,394  $5,710,460  $455,784
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             166,459      10,082,682    1,977,327   4,437,468   449,457
Contract purchase payments                                              --         351,857          561      16,455       230
Net transfers(1)                                                     6,353       1,708,199      (15,414)     26,348    23,937
Contract terminations:
   Surrender benefits and contract charges                         (10,664)       (804,527)    (628,090)   (217,137)  (31,700)
   Death benefits                                                       --        (174,195)     (27,352)    (28,635)  (37,497)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   162,148      11,164,016    1,307,032   4,234,499   404,427
=============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 247

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------
                                                                     OPPEN       OPPEN        OPPEN         PUT VT      PUT VT
                                                                  MAIN ST SM   STRATEGIC    STRATEGIC      DIV INC,    DIV INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                             CAP VA, SERV  BOND VA    BOND VA, SERV     CL IA        CL IB
OPERATIONS
Investment income (loss) -- net                                   $  (134,117)  $ 10,764   $  2,320,861  $   157,038  $  107,993
Net realized gain (loss) on sales of investments                      354,099      2,329         92,146     (144,866)    (57,622)
Distributions from capital gains                                      294,098         --             --           --          --
Net change in unrealized appreciation or depreciation of
investments                                                           684,192     10,921      5,531,269      134,637      52,802
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     1,198,272     24,014      7,944,276      146,809     103,173
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            257,748         --     63,033,750        2,451         581
Net transfers(1)                                                      131,771     18,540      8,118,582      (44,638)     22,808
Adjustments to net assets allocated to contracts in payout
period                                                                   (365)        --             --         (945)         --
Contract terminations:
   Surrender benefits and contract charges                           (656,103)   (28,205)    (5,472,762)  (1,156,876)   (771,640)
   Death benefits                                                     (63,881)        --       (675,439)     (20,885)    (71,650)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (330,830)    (9,665)    65,004,131   (1,220,893)   (819,901)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     9,332,824    400,097     99,692,028    3,778,422   2,696,396
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $10,200,266   $414,446   $172,640,435  $ 2,704,338  $1,979,668
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              6,200,125    275,674     83,333,088    2,144,220   1,972,905
Contract purchase payments                                            165,301         --     53,146,695        1,379         422
Net transfers(1)                                                       76,095     12,765      6,570,552      (25,553)     16,569
Contract terminations:
   Surrender benefits and contract charges                           (409,343)   (19,033)    (4,538,389)    (649,859)   (556,502)
   Death benefits                                                     (36,753)        --       (568,582)     (11,546)    (51,452)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    5,995,425    269,406    137,943,364    1,458,641   1,381,942
================================================================================================================================



See accompanying notes to financial statements.



248 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 ----------------------------------------------------------------
                                                                   PUT VT       PUT VT       PUT VT        PUT VT        PUT VT
                                                                 GLOBAL EQ,   GRO & INC,   GRO & INC,  HLTH SCIENCES,   HI YIELD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                CL IA       CL IA        CL IB          CL IB         CL IA
OPERATIONS
Investment income (loss) -- net                                  $  (10,002) $   223,585  $    33,747    $  (35,998)   $   93,735
Net realized gain (loss) on sales of investments                   (138,040)     173,902      316,374        48,355      (132,779)
Distributions from capital gains                                         --           --      313,391            --            --
Net change in unrealized appreciation or depreciation of
investments                                                         390,603      570,281    1,047,982        28,924       154,118
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     242,561      967,768    1,711,494        41,281       115,074
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            1,818        6,044      109,089        98,444         1,394
Net transfers(1)                                                    (10,183)     (91,204)    (204,503)      199,488       (16,790)
Adjustments to net assets allocated to contracts in payout
period                                                                   --         (829)           5            --          (402)
Contract terminations:
   Surrender benefits and contract charges                         (454,873)  (2,020,547)  (1,498,383)     (134,558)     (364,662)
   Death benefits                                                    (5,831)    (111,633)    (297,026)       (6,020)      (16,660)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (469,069)  (2,218,169)  (1,890,818)      157,354      (397,120)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,359,093    8,139,094   13,318,018     3,042,973     1,528,894
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,132,585  $ 6,888,693  $13,138,694    $3,241,608    $1,246,848
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,148,346    3,344,972   11,027,955     2,461,304       870,415
Contract purchase payments                                            1,410        2,385       87,251        84,699           774
Net transfers(1)                                                     (8,102)     (35,328)    (217,430)      161,445        (9,463)
Contract terminations:
   Surrender benefits and contract charges                         (351,009)    (796,939)  (1,130,171)     (109,641)     (201,882)
   Death benefits                                                    (4,730)     (43,923)    (244,384)       (5,095)       (9,103)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    785,915    2,471,167    9,523,221     2,592,712       650,741
=================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 249

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------

                                                                     PUT VT     PUT VT      PUT VT         PUT VT         PUT VT
                                                                    HI YIELD,    INC,      INTL EQ,   INTL GRO & INC,  INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  CL IB      CL IB      CL IB           CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                                    $   75,197  $  6,398  $  (221,917)     $   (29)      $    1,545
Net realized gain (loss) on sales of investments                      (78,859)     (601)   1,213,317           48          182,268
Distributions from capital gains                                           --        --           --           --               --
Net change in unrealized appreciation or depreciation of
investments                                                            97,619     2,159    5,795,878        2,619          352,113
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        93,957     7,956    6,787,278        2,638          535,926
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                265        75      281,460           --            5,358
Net transfers(1)                                                        5,008    13,142      662,144           --         (135,968)
Adjustments to net assets allocated to contracts in payout period          --        --       (2,516)          --               --
Contract terminations:
   Surrender benefits and contract charges                           (379,040)  (11,514)  (2,586,505)         (10)        (213,477)
   Death benefits                                                     (30,052)   (2,639)    (251,725)          --          (17,033)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (403,819)     (936)  (1,897,142)         (10)        (361,120)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     1,279,897   257,599   27,052,514       10,374        2,326,906
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $  970,035  $264,619  $31,942,650      $13,002       $2,501,712
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                973,590   224,304   26,955,078        7,956        2,873,024
Contract purchase payments                                                199        --      274,006           --            5,171
Net transfers(1)                                                        3,794    11,190      575,187           --         (142,791)
Contract terminations:
   Surrender benefits and contract charges                           (278,506)   (9,106)  (2,495,326)          (8)        (225,357)
   Death benefits                                                     (22,018)   (2,407)    (241,004)          --          (17,979)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      677,059   223,981   25,067,941        7,948        2,492,068
====================================================================================================================================



See accompanying notes to financial statements.



250 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      -----------------------------------------------------------
                                                                         PUT VT      PUT VT      PUT VT       PUT VT      PUT VT
                                                                        NEW OPP,   RESEARCH,  SM CAP VAL,     VISTA,     VOYAGER,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                     CL IA       CL IB       CL IB        CL IB       CL IA
OPERATIONS
Investment income (loss) -- net                                       $   (47,654)  $ (2,939) $  (167,719) $  (171,845) $  (6,877)
Net realized gain (loss) on sales of investments                         (107,043)     2,909       13,509      (38,674)  (126,910)
Distributions from capital gains                                               --         --       63,205           --         --
Net change in unrealized appreciation or depreciation of investments      428,328     39,948    2,253,027      702,723    157,087
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           273,631     39,918    2,162,022      492,204     23,300
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  5,530      1,194   26,785,084      100,203      1,767
Net transfers(1)                                                          (92,924)     8,132    6,491,053     (714,884)     6,383
Adjustments to net assets allocated to contracts in payout period             (43)        --           --       (1,659)       (65)
Contract terminations:
   Surrender benefits and contract charges                             (1,136,252)    (9,402)    (219,520)  (1,031,353)  (265,742)
   Death benefits                                                         (11,520)        --      (43,444)    (137,315)    (2,509)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (1,235,209)       (76)  33,013,173   (1,785,008)  (260,166)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         4,419,681    402,329      388,963   13,430,990    819,802
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 3,458,103   $442,171  $35,564,158  $ 12,138,186 $ 582,936
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  2,187,246    359,983      310,975   19,959,706    603,808
Contract purchase payments                                                  2,653      1,015   20,975,936      122,950      1,340
Net transfers(1)                                                          (44,678)     6,812    4,690,407   (1,006,883)     4,831
Contract terminations:
   Surrender benefits and contract charges                               (544,679)    (8,015)    (162,696)  (1,645,169)  (196,362)
   Death benefits                                                          (5,545)        --      (32,135)    (201,670)    (1,846)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,594,997    359,795   25,782,487   17,228,934    411,771
=================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 251

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                     PUT VT
                                                                    VOYAGER,      RVS VP       RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  CL IB        BAL       CASH MGMT     DIV BOND     DIV EQ INC
OPERATIONS
Investment income (loss) -- net                                    $  (38,971) $   104,470  $   915,985  $  2,308,571  $   (329,333)
Net realized gain (loss) on sales of investments                     (621,794)    (173,153)           6      (100,072)      850,322
Distributions from capital gains                                           --      537,680           --            --    13,375,322
Net change in unrealized appreciation or depreciation of
investments                                                           751,003      694,078           22     1,473,958    12,115,045
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        90,238    1,163,075      916,013     3,682,457    26,011,356
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                              3,230       70,438    5,982,332   114,432,866   131,265,012
Net transfers(1)                                                     (131,671)     699,089    8,607,789    39,380,678     4,905,421
Adjustments to net assets allocated to contracts in payout period          --         (875)      (4,747)         (972)       (9,785)
Contract terminations:
   Surrender benefits and contract charges                           (710,062)  (2,097,627)  (9,329,749)   (4,620,052)   (6,517,619)
   Death benefits                                                     (74,677)    (305,145)  (1,027,071)     (698,403)     (792,882)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (913,180)  (1,634,120)   4,228,554   148,494,117   128,850,147
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     3,442,521   10,142,749   28,914,068    38,122,967    88,882,482
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $2,619,579  $ 9,671,704  $34,058,635  $190,299,541  $243,743,985
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              2,658,352    7,089,273   26,656,964    30,043,060    60,232,909
Contract purchase payments                                              2,523       65,326    5,938,475   106,691,436    85,336,156
Net transfers(1)                                                     (106,363)     622,575    8,207,387    36,018,153     3,013,519
Contract terminations:
   Surrender benefits and contract charges                           (549,178)  (1,157,798)  (8,205,310)   (3,542,043)   (3,987,065)
   Death benefits                                                     (59,554)    (238,809)    (958,444)     (512,243)     (487,312)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    1,945,780    6,380,567   31,639,072   168,698,363   144,108,207
====================================================================================================================================



See accompanying notes to financial statements.



252 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                                               RVS VP
                                                               RVS VP    GLOBAL INFLATION    RVS VP       RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                       EMER MKTS      PROT SEC(3)        GRO     HI YIELD BOND    INC OPP
OPERATIONS
Investment income (loss) -- net                             $  (855,012)   $  1,614,130    $   (4,916)  $ 2,296,991   $   556,416
Net realized gain (loss) on sales of investments              1,446,540          13,750       (23,385)       31,584         3,415
Distributions from capital gains                              9,760,867           3,372            --            --         2,785
Net change in unrealized appreciation or depreciation of
investments                                                   8,899,989      (1,679,423)       99,121     1,232,722       678,959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   19,252,384         (48,171)       70,820     3,561,297     1,241,575
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                   38,889,652      84,336,124         8,404    20,753,765    30,391,504
Net transfers(1)                                             (9,083,342)     28,071,936       (25,382)    1,259,338    11,087,231
Adjustments to net assets allocated to contracts in payout
period                                                               --            (364)           --            --            --
Contract terminations:
   Surrender benefits and contract charges                   (3,229,040)       (835,365)      (36,592)   (2,462,929)     (318,799)
   Death benefits                                              (297,347)       (115,153)     (109,832)     (256,767)      (50,895)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               26,279,923     111,457,178      (163,402)   19,293,407    41,109,041
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              43,465,853              --       846,973    28,933,331        75,977
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $88,998,160    $111,409,007    $  754,391   $51,788,035   $42,426,593
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       27,965,287              --     1,408,852    25,254,011        52,047
Contract purchase payments                                   23,671,108      82,410,158         8,789    17,678,910    27,258,666
Net transfers(1)                                             (4,786,516)     27,147,593       (71,691)    1,014,427     9,583,704
Contract terminations:
   Surrender benefits and contract charges                   (1,924,203)       (787,330)      (54,894)   (2,063,330)     (258,606)
   Death benefits                                              (167,512)       (113,072)     (201,800)     (216,890)      (44,864)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             44,758,164     108,657,349     1,089,256    41,667,128    36,590,947
==================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 253

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                       RVS VP       RVS VP       RVS VP       RVS VP       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  INTL OPP     LG CAP EQ   LG CAP VAL  MID CAP GRO    S&P 500
OPERATIONS
Investment income (loss) -- net                                      $   11,627  $   (430,480)  $   (449)  $ (113,612)  $    29,287
Net realized gain (loss) on sales of investments                        (37,620)    2,228,958        630       19,755       429,556
Distributions from capital gains                                             --            --      7,245      513,518        95,596
Net change in unrealized appreciation or depreciation of
investments                                                             522,540    10,543,042     14,506     (672,540)    2,137,624
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         496,547    12,341,520     21,932     (252,879)    2,692,063
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                               77,092     2,079,366     16,337      160,544       209,300
Net transfers(1)                                                        (31,384)    9,992,953       (593)   3,280,965        85,167
Adjustments to net assets allocated to contracts in payout period          (512)       13,688         --        2,345        (5,073)
Contract terminations:
   Surrender benefits and contract charges                             (466,101)   (7,021,816)    (2,541)    (887,505)   (1,079,368)
   Death benefits                                                       (14,377)     (600,852)        --      (48,178)     (176,561)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (435,282)    4,463,339     13,203    2,508,171      (966,535)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       2,378,138    85,539,687    116,961    6,201,945    20,130,413
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $2,439,403  $102,344,546   $152,096   $8,457,237   $21,855,941
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                1,685,554    90,003,612    102,726    4,660,106    20,791,999
Contract purchase payments                                               56,663     2,137,664     13,623      121,025       197,717
Net transfers(1)                                                        (23,345)   10,963,477       (378)   2,223,064        (2,665)
Contract terminations:
   Surrender benefits and contract charges                             (288,422)   (6,621,172)    (2,043)    (657,373)   (1,083,133)
   Death benefits                                                        (8,864)     (583,682)        --      (35,819)     (150,340)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      1,421,586    95,899,899    113,928    6,311,003    19,753,578
====================================================================================================================================



See accompanying notes to financial statements.



254 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------
                                                                                                                    ROYCE
                                                              RVS VP        RVS VP        RVS VP       RVS VP     MICRO-CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SELECT VAL  SHORT DURATION  SM CAP ADV   SM CAP VAL    INVEST CL
OPERATIONS
Investment income (loss) -- net                               $   124     $ 1,026,403   $  (73,958) $ (1,125,912) $  (64,912)
Net realized gain (loss) on sales of investments                   23        (206,888)     184,873     1,456,838     249,320
Distributions from capital gains                                3,228              --      642,996     9,153,715     246,249
Net change in unrealized appreciation or depreciation of
investments                                                      (310)        218,527     (271,489)    4,556,441     382,907
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      3,065       1,038,042      482,422    14,041,082     813,564
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      9,929       8,229,359       33,799    22,480,595      17,958
Net transfers(1)                                                3,989       1,808,062     (368,830)  (14,510,189)    (80,909)
Adjustments to net assets allocated to contracts in payout
period                                                             --          (9,785)          --            --          --
Contract terminations:
   Surrender benefits and contract charges                        (93)     (4,417,026)    (383,530)   (3,852,644)   (383,770)
   Death benefits                                                  --        (338,392)    (170,774)     (443,096)   (100,979)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 13,825       5,272,218     (889,335)    3,674,666    (547,700)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                18,233      41,599,182    5,359,119    70,303,184   4,494,285
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $35,123     $47,909,442   $4,952,206  $ 88,018,932  $4,760,149
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         15,818      37,202,146    4,221,517    54,044,169   1,872,348
Contract purchase payments                                      7,999       7,787,689       25,015    16,122,913       6,151
Net transfers(1)                                                3,494       1,600,600     (293,945)   (9,894,922)    (32,430)
Contract terminations:
   Surrender benefits and contract charges                        (27)     (3,872,087)    (288,362)   (2,693,227)   (144,867)
   Death benefits                                                  --        (303,571)    (126,106)     (303,924)    (40,170)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               27,284      42,414,777    3,538,119    57,275,009   1,661,032
=============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 255

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------------------
                                                                   ROYCE                              STI CVT      STI CVT
                                                                   SM-CAP,     STI CVT     STI CVT   INVEST GR     LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                              INVEST CL   CAP APPR     INTL EQ      BOND    RELATIVE VAL
OPERATIONS
Investment income (loss) -- net                                  $  (52,766) $  (60,751) $    2,074   $ 16,207   $    2,404
Net realized gain (loss) on sales of investments                    301,011      53,489       2,606       (470)       8,327
Distributions from capital gains                                    151,525     330,989          --         --      137,239
Net change in unrealized appreciation or depreciation of
investments                                                          53,959     154,896     126,152      2,087      140,682
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     453,729     478,623     130,832     17,824      288,652
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           17,631     937,458     737,950      2,100    2,008,360
Net transfers(1)                                                   (336,999)   (744,372)    354,694     73,046      944,348
Adjustments to net assets allocated to contracts in payout
period                                                                   --          --          --         --           --
Contract terminations:
   Surrender benefits and contract charges                         (371,361)   (209,136)     (7,240)   (20,818)     (37,561)
   Death benefits                                                  (182,329)    (14,598)       (440)        --       (1,088)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (873,058)    (30,648)  1,084,964     54,328    2,914,059
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,740,287   4,843,213     143,001    545,408      680,689
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $3,320,958  $5,291,188  $1,358,797   $617,560   $3,883,400
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,527,239   4,248,216      75,795    516,478      465,049
Contract purchase payments                                            6,470     798,377     521,817         91    1,540,461
Net transfers(1)                                                   (130,689)   (614,828)    205,832     70,035      645,715
Contract terminations:
   Surrender benefits and contract charges                         (141,728)   (185,515)     (4,165)   (19,751)     (24,488)
   Death benefits                                                   (72,429)    (11,759)       (212)        --         (683)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,188,863   4,234,491     799,067    566,853    2,626,054
============================================================================================================================



See accompanying notes to financial statements.



256 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------
                                                             STI CVT   STI CVT    STI CVT                  VANK LIT
                                                             LG CAP    MID-CAP    SM CAP     THIRD AVE     COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         VAL EQ      EQ       VAL EQ        VAL          CL II
OPERATIONS
Investment income (loss) -- net                             $   (190) $ (2,236) $  (47,372) $   (17,405) $ (1,451,563)
Net realized gain (loss) on sales of investments              10,624     2,333      43,493      549,935       615,614
Distributions from capital gains                                  --    17,862   1,182,297      235,946    11,610,001
Net change in unrealized appreciation or depreciation of
investments                                                  123,253     2,259    (525,528)     (42,596)   22,880,724
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   133,687    20,218     652,890      725,880    33,654,776
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        75        75   1,417,403       11,068   135,899,074
Net transfers(1)                                              (3,950)   20,662    (302,879)      16,564    (8,796,914)
Adjustments to net assets allocated to contracts in payout
period                                                            --        --          --            5        (1,467)
Contract terminations:
   Surrender benefits and contract charges                   (23,159)   (6,225)   (159,106)    (896,126)   (9,611,148)
   Death benefits                                            (10,535)       --     (16,162)    (196,192)   (1,317,978)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (37,569)   14,512     939,256   (1,064,681)  116,171,567
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              666,696   214,516   4,055,762    5,967,315   162,336,554
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $762,814  $249,246  $5,647,908  $ 5,628,514  $312,162,897
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       460,606   130,386   2,563,699    2,399,488   121,403,702
Contract purchase payments                                        --        --     946,665        4,215    99,388,574
Net transfers(1)                                              (2,484)   11,497    (157,144)      (7,463)   (6,133,673)
Contract terminations:
   Surrender benefits and contract charges                   (14,684)   (3,592)    (97,205)    (340,206)   (6,814,066)
   Death benefits                                             (6,888)       --      (8,002)     (78,185)     (923,386)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             436,550   138,291   3,248,013    1,977,849   206,921,151
======================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 257

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
                                                             VANK LIT      VANK UIF        VANK UIF
                                                            GRO & INC,  U.S. REAL EST,  U.S. REAL EST,     WANGER       WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                           CL II         CL I            CL II      INTL SM CAP  U.S. SM CO
OPERATIONS
Investment income (loss) -- net                             $  (21,316)   $   (6,947)     $  (38,664)   $  (729,293) $  (760,252)
Net realized gain (loss) on sales of investments                89,136       143,313         327,049      1,044,335      655,013
Distributions from capital gains                               382,886       172,460         368,619             --    1,434,226
Net change in unrealized appreciation or depreciation of
investments                                                    371,744       495,912         985,123     17,208,013    1,477,670
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     822,450       804,738       1,642,127     17,523,055    2,806,657
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     122,585        18,264       1,628,787     40,373,188   18,586,430
Net transfers(1)                                               314,868        11,069       1,281,718)    (7,984,863)  (3,542,885)
Adjustments to net assets allocated to contracts in payout
period                                                              --            --              --             --           --
Contract terminations:
   Surrender benefits and contract charges                    (305,487)     (183,971)       (247,920)    (2,261,200)  (2,160,408)
   Death benefits                                             (140,414)      (22,147)        (55,710)      (327,376)    (274,124)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (8,448)     (176,785)         43,439     29,799,749   12,609,013
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              5,780,519     2,270,519       4,462,035     36,841,374   38,708,971
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $6,594,521    $2,898,472      $6,147,601    $84,164,178  $54,124,641
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       3,937,416     1,136,457       2,828,196     26,573,625   29,809,556
Contract purchase payments                                      77,246         7,613         940,959     26,218,033   14,077,575
Net transfers(1)                                               196,256         7,084        (674,117)    (4,631,845)  (2,504,618)
Contract terminations:
   Surrender benefits and contract charges                    (203,923)      (76,346)       (135,329)    (1,390,886)  (1,618,762)
   Death benefits                                              (91,626)       (9,683)        (31,370)      (193,621)    (204,396)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             3,915,369     1,065,125       2,928,339     46,575,306   39,559,355
=================================================================================================================================



See accompanying notes to financial statements.



258 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                              WF ADV VT       WF ADV VT      WF ADV VT     WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         ASSET ALLOC   C&B LG CAP VAL      EQ INC      INTL CORE   LG CO CORE
OPERATIONS
Investment income (loss) -- net                              $   263,549     $    4,683     $       903   $    9,123   $  (14,685)
Net realized gain (loss) on sales of investments                 238,882        123,161         797,861      101,006        2,145
Distributions from capital gains                                 340,056             --          57,353      124,160           --
Net change in unrealized appreciation or depreciation of
investments                                                    2,158,565        820,260       2,977,344      330,887      274,640
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     3,001,052        948,104       3,833,461      565,176      262,100
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        51,845         34,018         338,906       35,520       57,426
Net transfers(1)                                                (698,886)       634,751      (2,152,361)     202,750      (60,042)
Adjustments to net assets allocated to contracts in payout
period                                                           (13,046)            --              --           --           --
Contract terminations:
   Surrender benefits and contract charges                    (3,784,641)      (432,082)     (2,102,404)    (212,434)    (354,552)
   Death benefits                                               (411,122)       (38,087)       (189,586)     (11,549)     (32,878)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (4,855,850)       198,600      (4,105,445)      14,287     (390,046)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               31,846,365      4,510,260      24,862,603    2,929,159    2,143,272
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $29,991,567     $5,656,964     $24,590,619   $3,508,622   $2,015,326
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        30,389,862      4,339,391      21,111,731    3,442,019    3,340,813
Contract purchase payments                                        48,130         29,631         281,742       29,172       72,085
Net transfers(1)                                                (754,101)       562,824      (1,677,932)     226,512      (85,193)
Contract terminations:
   Surrender benefits and contract charges                    (3,513,150)      (385,624)     (1,683,585)    (227,432)    (539,174)
   Death benefits                                               (387,433)       (35,744)       (156,189)     (13,488)     (51,244)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              25,783,308      4,510,478      17,875,767    3,456,783    2,737,287
==================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 259

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------
                                                                                                                   WF ADV VT
                                                                        WF ADV VT     WF ADV VT     WF ADV VT    TOTAL RETURN
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                    LG CO GRO     MONEY MKT     SM CAP GRO       BOND
OPERATIONS
Investment income (loss) -- net                                        $  (884,320)  $   322,943   $   (88,663)   $ 1,096,413
Net realized gain (loss) on sales of investments                          (439,000)         (152)      (61,912)       (71,490)
Distributions from capital gains                                                --            --       153,328             --
Net change in unrealized appreciation or depreciation of investments     1,773,319        (1,275)    1,187,485        131,836
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            449,999       321,516     1,190,238      1,156,759
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               9,975,566       706,454        53,558     29,533,236
Net transfers(1)                                                        (3,209,169)    1,614,148      (129,359)     8,744,157
Adjustments to net assets allocated to contracts in payout period               --        (7,527)           --             --
Contract terminations:
   Surrender benefits and contract charges                              (4,148,147)   (2,692,269)     (572,219)    (2,014,119)
   Death benefits                                                         (648,102)     (438,622)      (37,815)      (420,801)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           1,970,148      (817,816)     (685,835)    35,842,473
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         52,951,515    11,260,810     5,929,424     26,183,573
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $55,371,662   $10,764,510   $ 6,433,827    $63,182,805
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  69,393,882    10,781,216    14,211,173     21,844,898
Contract purchase payments                                              11,549,812       688,749       108,892     25,352,599
Net transfers(1)                                                        (4,230,137)    1,493,944      (272,350)     7,320,123
Contract terminations:
   Surrender benefits and contract charges                              (5,817,575)   (2,548,618)   (1,233,675)    (1,676,184)
   Death benefits                                                         (836,577)     (419,159)      (87,116)      (346,478)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        70,059,405     9,996,132    12,726,924     52,494,958
==============================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) RiverSource Life's fixed account.

(2)  For the period April 28, 2006 (commencement of operations) to Dec. 31,
     2006.

(3)  For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.



260 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------------------------------------
                                                                     AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                                   BASIC VAL,     CAP APPR,     CAP APPR,    CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2005                                             SER II         SER I        SER II        SER I       SER II
OPERATIONS
Investment income (loss) -- net                                   $  (639,441)  $   (232,889)  $  (22,738)  $  (34,227)  $  (34,868)
Net realized gain (loss) on sales of investments                      306,661       (276,218)      14,328      116,368       41,680
Distributions from capital gains                                      517,557             --           --           --           --
Net change in unrealized appreciation or depreciation of
investments                                                         1,756,682      1,652,252      114,549       73,473      192,860
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     1,941,459      1,143,145      106,139      155,614      199,672
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         13,059,246         20,921      158,750        2,562      295,052
Net transfers(1)                                                    1,074,649       (966,447)      (6,385)     (55,108)     (61,385)
Adjustments to net assets allocated to contracts in payout
period                                                                     --             --           --           --           --
Contract terminations:
   Surrender benefits and contract charges                         (1,725,579)    (1,997,248)     (60,189)    (445,144)     (60,908)
   Death benefits                                                    (382,405)      (187,745)          --      (49,059)     (12,204)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     12,025,911     (3,130,519)      92,176     (546,749)     160,555
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    32,094,878     19,204,384    1,366,184    2,466,509    2,290,274
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $46,062,248   $ 17,217,010   $1,564,499   $2,075,374   $2,650,501
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             27,186,218     28,315,724    1,206,504    2,146,147    1,813,584
Contract purchase payments                                         11,243,583         33,639      155,640        7,139      234,005
Net transfers(1)                                                      895,678     (1,323,107)      (6,972)     (48,811)     (47,355)
Contract terminations:
   Surrender benefits and contract charges                         (1,459,793)    (2,977,789)     (53,066)    (361,160)     (49,819)
   Death benefits                                                    (330,278)      (279,109)          --      (40,895)      (7,368)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   37,535,408     23,769,358    1,302,106    1,702,420    1,943,047
====================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 261

STATEMENTS OF CHANGES IN NET ASSETS



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------------------
                                                           AIM VI       AIM VI          AIM VI           AB VPS        AB VPS
                                                          CORE EQ,     INTL GRO,   MID CAP CORE EQ,   BAL SHARES,   GLOBAL TECH,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       SER I         SER I          SER II            CL B          CL B
OPERATIONS
Investment income (loss) -- net                         $    (1,019)  $  (19,824)     $  (99,111)     $   15,817    $   (84,890)
Net realized gain (loss) on sales of investments           (164,861)      (4,883)         23,982           9,033       (142,771)
Distributions from capital gains                                 --           --         254,593              --             --
Net change in unrealized appreciation or depreciation
of investments                                              316,027      402,556         281,630          10,384        332,366
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  150,147      377,849         461,094          35,234        104,705
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,632        4,726       3,796,528          97,054         58,478
Net transfers(1)                                           (163,406)     (83,194)        (24,513)        104,710       (190,204)
Adjustments to net assets allocated to contracts in
payout period                                                    --           --              --              --             --
Contract terminations:
   Surrender benefits and contract charges                 (861,491)    (469,195)       (266,168)        (46,338)      (233,805)
   Death benefits                                           (82,192)     (42,045)        (49,747)             --        (80,967)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,103,457)    (589,708)      3,456,100         155,426       (446,498)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,069,869    2,791,155       4,305,642       1,385,969      6,721,652
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 4,116,559   $2,579,296      $8,222,836      $1,576,629    $ 6,379,859
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    4,187,731    2,222,895       4,000,811       1,189,351     13,280,216
Contract purchase payments                                    2,993        3,655       3,554,931          85,627         77,937
Net transfers(1)                                           (135,749)     (64,186)        (20,927)         91,007       (401,314)
Contract terminations:
   Surrender benefits and contract charges                 (712,318)    (362,902)       (243,240)        (39,006)      (495,721)
   Death benefits                                           (68,558)     (33,513)        (45,580)             --       (182,856)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,274,099    1,765,949       7,245,995       1,326,979     12,278,262
================================================================================================================================



See accompanying notes to financial statements.



262 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------------------
                                                           AB VPS        AB VPS         AB VPS           AB VP           AC VP
                                                         GRO & INC,    INTL VAL,     LG CAP GRO,   U.S. GOVT/HI GR,   INC & GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        CL B          CL B           CL B            CL B            CL I
OPERATIONS
Investment income (loss) -- net                         $    (1,183)  $  (451,263)   $  (177,364)     $   49,821      $   10,754
Net realized gain (loss) on sales of investments            434,561       129,527        (97,415)        (10,344)          9,250
Distributions from capital gains                                 --       519,625             --         110,628              --
Net change in unrealized appreciation or depreciation
of investments                                              587,706     6,649,093      1,958,544        (140,385)         39,881
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                1,021,084     6,846,982      1,683,765           9,720          59,885
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  765,213    44,963,389         73,591          21,518           1,455
Net transfers(1)                                            183,076    (2,493,779)        44,685         (13,442)         91,475
Adjustments to net assets allocated to contracts in
payout period                                                  (796)           --             --              --              32
Contract terminations:
   Surrender benefits and contract charges               (1,725,301)   (1,185,325)      (568,794)       (189,890)       (266,474)
   Death benefits                                          (187,388)     (204,450)       (98,253)       (121,251)        (11,922)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (965,196)   41,079,835       (548,771)       (303,065)       (185,434)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          32,020,505    16,439,213     13,350,993       3,984,241       2,003,510
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $32,076,393   $64,366,030    $14,485,987      $3,690,896      $1,877,961
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   29,459,200    13,749,624     21,459,011       3,184,648       1,530,301
Contract purchase payments                                  617,757    36,248,396        113,019          17,818           1,122
Net transfers(1)                                            101,665    (1,898,181)       (42,277)        (10,322)         70,524
Contract terminations:
   Surrender benefits and contract charges               (1,590,069)     (953,526)      (920,840)       (149,398)       (202,859)
   Death benefits                                          (168,644)     (164,955)      (161,559)        (95,070)         (8,899)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         28,419,909    46,981,358     20,447,354       2,947,676       1,390,189
=================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 263

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
                                                                           AC VP        AC VP      AC VP        AC VP      AC VP
                                                                      INFLATION PROT,   INTL,      ULTRA,       VAL,       VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                       CL II        CL II      CL II        CL I       CL II
OPERATIONS
Investment income (loss) -- net                                        $  2,181,428    $  (189) $  (423,342) $  (10,820) $ (2,319)
Net realized gain (loss) on sales of investments                             (2,302)        58       28,789      52,809    (1,338)
Distributions from capital gains                                             25,475         --           --     203,749    24,843
Net change in unrealized appreciation or depreciation of investments     (2,155,659)     2,691    1,402,877    (174,159)  (12,158)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              48,942      2,560    1,008,324      71,579     9,028
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                               79,712,658         --   30,006,680       1,368   140,678
Net transfers(1)                                                          4,310,120        (17)     593,097     128,485   (11,261)
Adjustments to net assets allocated to contracts in payout period                --         --           --          --        --
Contract terminations:
   Surrender benefits and contract charges                               (2,492,687)        --     (811,987)   (249,059)  (12,697)
   Death benefits                                                          (456,401)        --     (134,655)     (7,240)       --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           81,073,690        (17)  29,653,135    (126,446)  116,720
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          33,096,835     23,090   11,294,244   2,044,305   147,426
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $114,219,467    $25,633  $41,955,703  $1,989,438  $273,174
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   31,469,850     19,885   10,636,640   1,162,630   134,531
Contract purchase payments                                               75,974,404         --   29,086,089         781   129,801
Net transfers(1)                                                          4,150,882         --      608,539      74,036   (10,262)
Contract terminations:
   Surrender benefits and contract charges                               (2,405,746)        --     (785,347)   (140,940)  (11,657)
   Death benefits                                                          (436,804)        --     (132,742)     (4,182)       --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        108,752,586     19,885   39,413,179   1,092,325   242,413
==================================================================================================================================



See accompanying notes to financial statements.



264 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                      BARON         COL           COL           COL         COL
                                                                   CAP ASSET,  ASSET ALLOC,  FEDERAL SEC,  LG CAP GRO,  SM CAP VAL,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                                 INS        VS CL A       VS CL A     VS CL A(2)    VS CL B
OPERATIONS
Investment income (loss) -- net                                    $  (43,377)   $ 10,663     $   77,799   $   (4,505)    $ (2,020)
Net realized gain (loss) on sales of investments                      143,142      12,612         (2,180)        (724)       3,205
Distributions from capital gains                                           --          --          5,848           --          263
Net change in unrealized appreciation or depreciation of
investments                                                           (44,027)     18,743        (56,913)      48,483        3,390
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        55,738      42,018         24,554       43,254        4,838
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                197       5,646          2,295        1,590       36,440
Net transfers(1)                                                       50,528       1,420         12,246    1,151,050       (2,622)
Adjustments to net assets allocated to contracts in payout period          --          --             --           --           --
Contract terminations:
   Surrender benefits and contract charges                           (315,934)    (41,102)      (109,652)     (30,017)     (21,078)
   Death benefits                                                     (33,082)     (4,499)        (6,503)      (2,686)          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (298,291)    (38,535)      (101,614)   1,119,937       12,740
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     3,022,231     834,359      1,895,574           --      108,274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $2,779,678    $837,842     $1,818,514   $1,163,191     $125,852
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              2,038,439     639,717      1,822,993           --       91,344
Contract purchase payments                                                124       4,264          2,203        2,031       31,629
Net transfers(1)                                                       30,179       1,084         11,623    1,150,356       (2,206)
Contract terminations:
   Surrender benefits and contract charges                           (206,550)    (31,184)      (104,588)     (29,986)     (18,080)
   Death benefits                                                     (21,822)     (3,411)        (6,214)      (2,684)          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    1,840,370     610,470      1,726,017    1,119,717      102,687
===================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 265

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
                                                                          COL        CS        DREY IP       DREY IP     DREY SOC
                                                                      SM CO GRO,   MID-CAP  MIDCAP STOCK,   TECH GRO,    RESP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                    VS CL A     CORE         SERV         SERV         INIT
OPERATIONS
Investment income (loss) -- net                                        $ (2,978)  $ (5,520)   $ (1,610)    $  (172,787) $  (31,413)
Net realized gain (loss) on sales of investments                          6,387      5,014         758          17,868    (116,449)
Distributions from capital gains                                             --         --         401              --          --
Net change in unrealized appreciation or depreciation of investments        105     18,665      10,860         988,549     188,758
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           3,514     18,159      10,409         833,630      40,896
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  468         --      42,817      11,534,106      23,083
Net transfers(1)                                                         (1,950)   (18,845)     20,332          83,773    (106,673)
Adjustments to net assets allocated to contracts in payout period            --         --          --              --          --
Contract terminations:
   Surrender benefits and contract charges                              (10,826)    (8,149)        (15)       (327,461)   (219,931)
   Death benefits                                                            --         --          --         (39,039)     (7,886)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (12,308)   (26,994)     63,134      11,251,379    (311,407)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         260,041    366,435      50,494       4,863,092   2,420,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $251,247   $357,600    $124,037     $16,948,101  $2,149,604
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  157,369    455,376      43,239       4,725,362   3,768,222
Contract purchase payments                                                  294         --      39,125      11,705,914      33,673
Net transfers(1)                                                         (1,125)   (21,973)     18,445         120,423    (159,662)
Contract terminations:
   Surrender benefits and contract charges                               (6,671)    (9,633)        (13)       (330,426)   (356,891)
   Death benefits                                                            --         --          --         (40,073)    (12,947)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        149,867    423,770     100,796      16,181,200   3,272,395
===================================================================================================================================



See accompanying notes to financial statements.



266 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------------------
                                                                 DREY VIF    DREY VIF    DREY VIF    DREY VIF       EG VA
                                                                   APPR,   DISC STOCK,  INTL VAL,  SM CO STOCK,     BAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                               SERV        INIT        SERV        INIT         CL 2
OPERATIONS
Investment income (loss) -- net                                  $(10,967)  $  (4,452)   $ (3,845)   $   (448)   $   14,510
Net realized gain (loss) on sales of investments                      898     (24,410)        170       2,479        34,024
Distributions from capital gains                                       --          --       2,703       1,580            --
Net change in unrealized appreciation or depreciation of
investments                                                        27,995      41,792      23,553      (3,444)       31,790
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    17,926      12,930      22,581         167        80,324
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        184,769         120     140,184         120        16,256
Net transfers(1)                                                   (8,516)    (66,776)     20,397       7,023       126,738
Adjustments to net assets allocated to contracts in payout
period                                                                 --          --          --          --            --
Contract terminations:
   Surrender benefits and contract charges                         (1,974)     (5,657)     (1,395)    (19,525)     (144,490)
   Death benefits                                                      --     (39,572)         --          --       (49,459)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    174,279    (111,885)    159,186     (12,382)      (50,955)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   537,925     368,255      77,619      27,011     2,230,594
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $730,130   $ 269,300    $259,386    $ 14,796    $2,259,963
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            522,579     427,692      66,477      17,470     1,886,004
Contract purchase payments                                        179,855         139     122,499          79        14,675
Net transfers(1)                                                   (8,242)    (76,514)     18,313       4,657       108,340
Contract terminations:
   Surrender benefits and contract charges                         (1,491)     (6,496)       (724)    (12,589)     (121,106)
   Death benefits                                                      --     (46,345)         --          --       (40,388)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  692,701     298,476     206,565       9,617     1,847,525
============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 267

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                    EG VA         EG VA         EG VA        EG VA        EG VA
                                                                  CORE BOND,   FUNDAMENTAL   FUNDAMENTAL      GRO,       HI INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                 CL 2     LG CAP, CL 1  LG CAP, CL 2      CL 2         CL 2
OPERATIONS
Investment income (loss) -- net                                  $   938,010   $   (2,143)   $   (91,638) $  (132,029) $ 1,127,055
Net realized gain (loss) on sales of investments                      (3,644)      40,967        189,029      164,161       (5,319)
Distributions from capital gains                                      10,480           --             --           --           --
Net change in unrealized appreciation or depreciation of
investments                                                         (708,751)     125,553      1,577,711    1,071,790   (1,121,225)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      236,095      164,377      1,675,102    1,103,922          511
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        17,804,180        3,441        173,328    3,269,270   11,175,706
Net transfers(1)                                                   1,923,343      793,158      7,650,524    4,266,822      (52,834)
Adjustments to net assets allocated to contracts in payout
period                                                                    --           --             --           --           --
Contract terminations:
   Surrender benefits and contract charges                        (1,389,615)    (107,569)    (1,030,558)    (408,505)    (935,486)
   Death benefits                                                   (256,557)    (112,047)      (104,938)     (66,998)    (197,315)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    18,081,351      576,983      6,688,356    7,060,589    9,990,071
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   28,299,874    1,094,740     11,050,211    4,587,507   15,564,815
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $46,617,320   $1,836,100    $19,413,669  $12,752,018  $25,555,397
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            26,478,073    1,042,505      8,483,607    3,182,719   12,567,029
Contract purchase payments                                        16,830,694        3,167        136,148    2,460,101    9,609,843
Net transfers(1)                                                   1,803,989      788,617      6,125,477    3,485,941          549
Contract terminations:
   Surrender benefits and contract charges                        (1,297,544)    (100,806)      (771,363)    (293,782)    (762,640)
   Death benefits                                                   (238,444)    (108,222)       (74,468)     (45,040)    (160,616)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  43,576,768    1,625,261     13,899,401    8,789,939   21,254,165
===================================================================================================================================



See accompanying notes to financial statements.



268 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                 ---------------------------------------------------------------
                                                                    EG VA       EG VA        EG VA       EG VA        EG VA
                                                                  INTL EQ,     INTL EQ,     OMEGA,       OMEGA,    SPECIAL VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                CL 1         CL 2        CL 1         CL 2         CL 1
OPERATIONS
Investment income (loss) -- net                                  $   30,646  $   214,544  $  (45,707) $  (308,257)  $   (21,921)
Net realized gain (loss) on sales of investments                     62,956      364,345      60,330      168,978       262,512
Distributions from capital gains                                         --           --          --           --     1,130,327
Net change in unrealized appreciation or depreciation of
investments                                                         246,913    2,102,360      71,273      965,262      (403,319)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     340,515    2,681,249      85,896      825,983       967,599
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           54,900    6,955,010      33,382   10,482,809       133,297
Net transfers(1)                                                    441,623     (147,846)   (416,342)     257,232       434,592
Adjustments to net assets allocated to contracts in payout
period                                                                  942           --        (465)          --            --
Contract terminations:
   Surrender benefits and contract charges                          (79,212)    (838,151)   (295,288)    (986,637)     (542,248)
   Death benefits                                                  (102,048)     (90,016)   (131,860)    (151,018)     (211,857)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      316,205    5,878,997    (810,573)   9,602,386      (186,216)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,036,129   15,026,596   4,991,436   17,904,716    10,440,328
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $2,692,849  $23,586,842  $4,266,759  $28,333,085   $11,221,711
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,654,717   10,746,737   6,723,093   13,573,718     5,818,355
Contract purchase payments                                           44,547    5,116,449      46,912    8,687,338        71,859
Net transfers(1)                                                    351,536      (97,286)   (575,739)     212,492       233,636
Contract terminations:
   Surrender benefits and contract charges                          (62,516)    (586,265)   (408,708)    (778,546)     (292,683)
   Death benefits                                                   (79,461)     (59,393)   (182,223)    (114,452)     (115,626)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,908,823   15,120,242   5,603,335   21,580,550     5,715,541
================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 269

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                      EG VA         EG VA           EG VA         FID VIP   FID VIP
                                                                   SPECIAL VAL,  STRATEGIC INC,  STRATEGIC INC,     BAL,      BAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                  CL 2           CL 1             CL 2        SERV CL  SERV CL 2
OPERATIONS
Investment income (loss) -- net                                    $  (106,754)    $  251,459    $ 1,452,883     $  6,655  $  2,659
Net realized gain (loss) on sales of investments                       358,755         36,599         (2,413)       2,141     1,644
Distributions from capital gains                                     1,957,402         53,641        345,582          380       218
Net change in unrealized appreciation or
depreciation of investments                                           (597,085)      (449,090)    (2,556,005)      13,656     7,121
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      1,612,318       (107,391)      (759,953)      22,832    11,642
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           1,202,183        128,613     16,166,354        4,189     1,200
Net transfers(1)                                                       444,763      1,214,646      1,528,052        5,326    35,615
Adjustments to net assets allocated to contracts in payout period           --         (5,185)            --           --        --
Contract terminations:
   Surrender benefits and contract charges                            (594,493)      (393,682)    (1,196,063)     (23,448)   (5,067)
   Death benefits                                                     (210,748)      (183,674)      (264,092)      (4,329)       --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         841,705        760,718     16,234,251      (18,262)   31,748
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     17,159,655      5,813,219     25,811,336      543,395   245,936
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $19,613,678     $6,466,546    $41,285,634     $547,965  $289,326
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              12,026,506      3,754,390     20,586,418      535,214   230,411
Contract purchase payments                                             898,426         84,943     13,695,538        4,143     1,101
Net transfers(1)                                                       278,923        804,572      1,260,036        5,312    34,041
Contract terminations:
   Surrender benefits and contract charges                            (404,471)      (259,046)      (977,796)     (22,947)   (4,646)
   Death benefits                                                     (138,468)      (120,508)      (208,596)      (4,285)       --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    12,660,916      4,264,351     34,355,600      517,437   260,907
====================================================================================================================================



See accompanying notes to financial statements.



270 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -------------------------------------------------------------
                                                                     FID VIP       FID VIP      FID VIP    FID VIP     FID VIP
                                                                   CONTRAFUND,   CONTRAFUND,   DYN APPR,  GRO & INC,  GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                 SERV CL      SERV CL 2    SERV CL 2   SERV CL     SERV CL 2
OPERATIONS
Investment income (loss) -- net                                    $  (180,211) $ (1,826,250) $  (20,080) $   (4,732)  $ (2,107)
Net realized gain (loss) on sales of investments                       515,035       805,362      17,435      45,335      2,609
Distributions from capital gains                                         3,199        16,247          --          --         --
Net change in unrealized appreciation or
depreciation of investments                                          2,222,339    20,991,097     261,032     366,827     52,873
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      2,560,362    19,986,456     258,387     407,430     53,375
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             172,993   100,882,614         230      22,464      6,183
Net transfers(1)                                                     1,193,938    (2,531,940)     35,376      (4,145)    85,553
Adjustments to net assets allocated to contracts in payout period         (630)           --          --          --         --
Contract terminations:
   Surrender benefits and contract charges                          (1,172,188)   (4,741,325)    (74,589)   (355,327)   (30,946)
   Death benefits                                                     (187,904)     (853,202)    (11,023)    (89,067)        --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           6,209    92,756,147     (50,006)   (426,075)    60,790
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     16,919,086    79,466,669   1,411,119   7,298,849    852,182
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $19,485,657  $192,209,272  $1,619,500  $7,280,204   $966,347
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              15,533,155    62,225,363   1,319,453   7,794,442    802,765
Contract purchase payments                                             154,001    76,855,564         205      24,419      5,887
Net transfers(1)                                                     1,018,216    (1,897,792)     30,536        (345)    79,715
Contract terminations:
   Surrender benefits and contract charges                          (1,043,878)   (3,571,306)    (67,455)   (380,577)   (28,616)
   Death benefits                                                     (167,904)     (640,906)    (10,815)    (97,639)        --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    15,493,590   132,970,923   1,271,924   7,340,300    859,751
================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 271

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
                                                                       FID VIP    FID VIP     FID VIP       FID VIP      FID VIP
                                                                        GRO,       GRO,       HI INC,       HI INC,    INVEST GR,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                  SERV CL    SERV CL 2    SERV CL      SERV CL 2    SERV CL 2
OPERATIONS
Investment income (loss) -- net                                       $ (1,773) $  (58,115) $  532,287    $  291,841  $    32,931
Net realized gain (loss) on sales of investments                        (4,340)     31,962      44,900         2,135      (15,702)
Distributions from capital gains                                            --          --          --            --      338,891
Net change in unrealized appreciation or depreciation of investments    15,536     238,419    (542,204)     (284,452)    (290,646)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          9,423     212,266      34,983         9,524       65,474
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  --     176,929      27,579         1,854   37,451,291
Net transfers(1)                                                         3,682      86,750    (595,224)     (158,740)   1,695,940
Adjustments to net assets allocated to contracts in payout period           --          --      (2,675)           --           --
Contract terminations:
   Surrender benefits and contract charges                              (2,674)   (276,539)   (329,983)     (220,301)  (1,064,736)
   Death benefits                                                           --    (113,761)    (92,699)      (55,205)    (268,888)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           1,008    (126,621)   (993,002)     (432,392)  37,813,607
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        214,575   5,452,476   4,554,670     2,418,821   12,898,102
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $225,006  $5,538,121  $3,596,651    $1,995,953  $50,777,183
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 280,473   5,258,422   4,554,967     1,935,229   12,495,802
Contract purchase payments                                                  --     172,035      28,170         1,496   36,276,565
Net transfers(1)                                                         4,761      99,915    (604,326)     (129,621)   1,680,324
Contract terminations:
   Surrender benefits and contract charges                              (3,579)   (260,209)   (333,817)     (178,416)  (1,067,443)
   Death benefits                                                           --    (123,187)    (94,707)      (44,282)    (261,367)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       281,655   5,146,976   3,550,287     1,584,406   49,123,881
==================================================================================================================================



See accompanying notes to financial statements.



272 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
                                                    FID VIP     FID VIP      FID VIP      FID VIP     FTVIPT FRANK
                                                    MID CAP,    MID CAP,     OVERSEAS,    OVERSEAS,      INC SEC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                SERV CL     SERV CL 2    SERV CL      SERV CL 2        CL 2
OPERATIONS
Investment income (loss) -- net                   $   117,532  $    27,872  $  (14,628)  $ (347,725)  $   591,849
Net realized gain (loss) on sales of investments    1,783,346    1,141,369      28,112       333,856      371,390
Distributions from capital gains                           --           --       8,019       101,069       88,911
Net change in unrealized appreciation or
depreciation of investments                         3,748,858    6,593,576     227,751     5,129,979     (999,831)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     5,649,736    7,762,817     249,254     5,217,179       52,319
==================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            156,967   16,587,574       1,650    15,335,433    4,885,164
Net transfers(1)                                     (595,841)     860,639      55,850    (1,639,506)   2,062,797
Adjustments to net assets allocated to contracts
in payout period                                       (5,524)          --          --            --           --
Contract terminations:
   Surrender benefits and contract charges         (2,167,732)  (1,893,752)   (131,341)   (1,014,025)  (2,305,126)
   Death benefits                                    (519,632)    (541,094)     (4,748)     (134,295)    (312,704)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (3,131,762)  15,013,367     (78,589)   12,547,607    4,330,131
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    36,010,835   39,968,594   1,554,854    16,647,191   25,848,490
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $38,528,809  $62,744,778  $1,725,519   $34,411,977  $30,230,940
==================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             19,740,119   26,173,888   1,907,244    13,724,085   18,267,961
Contract purchase payments                             79,639   11,063,862       2,057    12,676,575    4,022,573
Net transfers(1)                                     (324,051)     518,162      65,440     1,299,290)   1,555,428
Contract terminations:
   Surrender benefits and contract charges         (1,117,257)  (1,181,613)   (159,863)     (826,390)  (1,728,668)
   Death benefits                                   (254,866)     (327,701)     (5,783)     (116,952)    (199,381)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   18,123,584   36,246,598   1,809,095    24,158,028   21,917,913
==================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 273

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------
                                                    FTVIPT FRANK    FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK     FTVIPT
                                                  GLOBAL REAL EST,  RISING DIVD,   SM CAP VAL,   SM MID CAP   MUTUAL SHARES
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    CL 2            CL 2          CL 2        GRO, CL 2     SEC, CL 2
OPERATIONS
Investment income (loss) -- net                      $    (7,071)     $  (4,657)  $   (67,694)  $  (328,836)  $   (637,200)
Net realized gain (loss) on sales of investments         675,490          3,988       268,922       359,219      2,115,749
Distributions from capital gains                         927,966          3,891        66,221            --        459,138
Net change in unrealized appreciation or
depreciation of investments                              169,750         15,958       525,596       785,163     10,128,813
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        1,766,135         19,180       793,045       815,546    1 2,066,500
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             1,503,563        338,342       275,119       410,444      2,848,860
Net transfers(1)                                         107,447        (24,439)    1,202,863      (541,966)     2,041,107
Adjustments to net assets allocated to contracts
in payout period                                              --             --            --        (1,832)            --
Contract terminations:
   Surrender benefits and contract charges            (1,389,132)       (30,265)     (449,699)   (1,432,575)    (7,058,775)
   Death benefits                                       (133,490)            --       (88,746)     (192,699)    (1,673,540)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            88,388        283,638       939,537    (1,758,628)    (3,842,348)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,435,605        395,637    10,450,460    26,323,932    134,344,217
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $16,290,128      $ 698,455   $12,183,042   $25,380,850   $142,568,369
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 6,630,622        361,894     7,470,393    35,803,577     95,432,224
Contract purchase payments                               776,559        316,488       166,687       494,156      2,054,913
Net transfers(1)                                          54,138        (21,338)      804,842      (882,782)     1,465,616
Contract terminations:
   Surrender benefits and contract charges              (635,564)       (27,352)     (322,727)   (2,021,575)    (4,914,492)
   Death benefits                                        (62,296)            --       (70,765)     (281,866)    (1,142,352)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       6,763,459        629,692     8,048,430    33,111,510     92,895,909
===========================================================================================================================



See accompanying notes to financial statements.



274 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                     FTVIPT         FTVIPT      FTVIPT       FTVIPT       GS VIT
                                                  TEMP DEV MKTS    TEMP FOR   TEMP GLOBAL   TEMP GRO     CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                SEC, CL 2      SEC, CL 2   INC, CL 2    SEC, CL 2      INST
OPERATIONS
Investment income (loss) -- net                     $      183   $   (34,862) $ 1,233,363  $   (9,633)  $  (17,488)
Net realized gain (loss) on sales of investments        75,731       400,238      (15,855)     19,313       (2,649)
Distributions from capital gains                            --            --           --          --           --
Net change in unrealized appreciation or
depreciation of investments                            225,299     1,816,402   (2,197,387)    175,919       33,537
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        301,213     2,181,778     (979,879)    185,599       13,400
===================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               3,307       479,599   31,034,011   1,119,595          288
Net transfers(1)                                       441,112     2,707,210    2,337,582     187,211      (73,629)
Adjustments to net assets allocated to contracts
in payout period                                        (5,566)           --           --          --           --
Contract terminations:
   Surrender benefits and contract charges             (62,479)     (995,016)  (1,011,452)   (210,182)     (62,714)
   Death benefits                                      (93,917)     (219,553)    (194,620)         --      (16,774)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         282,457     1,972,240   32,165,521   1,096,624     (152,829)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,074,693    23,257,427   13,997,067   1,424,291    1,353,292
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,658,363   $27,411,445  $45,182,709  $2,706,514   $1,213,863
===================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 712,742    20,608,919   12,064,323   1,269,143    1,695,163
Contract purchase payments                               2,002       394,934   27,772,746     996,803          388
Net transfers(1)                                       271,778     2,328,050    2,122,151     167,800      (96,528)
Contract terminations:
   Surrender benefits and contract charges             (40,456)     (886,209)    (919,727)   (180,908)     (79,803)
   Death benefits                                      (62,239)     (200,951)    (176,148)         --      (21,808)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       883,827    22,244,743   40,863,345   2,252,838    1,497,412
===================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 275

STATEMENTS OF CHANGES IN NET ASSETS



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------------------
                                                            GS VIT         GS VIT         GS VIT                     JANUS ASPEN
                                                          STRATEGIC     MID CAP VAL,   STRUCTD U.S.   JANUS ASPEN   GLOBAL TECH,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    INTL EQ, INST       INST         EQ, INST      BAL, INST        SERV
OPERATIONS
Investment income (loss) -- net                           $ (8,680)     $  (363,454)   $   (59,107)   $    79,763    $  (11,133)
Net realized gain (loss) on sales of investments             7,645          326,156         88,483         42,285       (92,569)
Distributions from capital gains                                --        5,682,799             --             --            --
Net change in unrealized appreciation or depreciation
of investments                                              87,200         (788,686)       456,069        466,229       170,086
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  86,165        4,856,815        485,445        588,277        66,384
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      --       33,620,275        181,922          9,104         1,742
Net transfers(1)                                            84,472         (305,790)       730,404        103,345        21,480
Adjustments to net assets allocated to contracts in
payout period                                                   --               --             --             --            --
Contract terminations:
   Surrender benefits and contract charges                 (16,392)      (1,855,987)      (642,264)    (1,787,013)     (121,738)
   Death benefits                                          (13,429)        (212,814)      (128,661)       (87,841)       (2,433)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              54,651       31,245,684        141,401     (1,762,405)     (100,949)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            674,623       27,785,783      9,889,951     10,540,042       853,005
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $815,439      $63,888,282    $10,516,797    $ 9,365,914    $  818,440
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     827,428       16,020,440     10,966,049      6,201,942     2,429,395
Contract purchase payments                                      --       21,607,207        207,917          5,292         5,390
Net transfers(1)                                            87,260         (408,040)       795,708         62,733        47,945
Contract terminations:
   Surrender benefits and contract charges                 (18,511)      (1,013,570)      (693,383)    (1,042,321)     (357,513)
   Death benefits                                          (14,813)        (119,085)      (148,158)       (50,570)       (6,948)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           881,364       36,086,952     11,128,133      5,177,076     2,118,269
================================================================================================================================



See accompanying notes to financial statements.



276 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------
                                                        JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN     JPM U.S.
                                                         INTL GRO,    LG CAP GRO,   MID CAP GRO,    WORLD GRO,   U.S. LG CAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        SERV          SERV           SERV          INST        CORE EQ
OPERATIONS
Investment income (loss) -- net                         $  (14,627)   $  (60,110)    $  (33,326)   $   (2,371)   $   (4,837)
Net realized gain (loss) on sales of investments           101,384      (189,656)      (139,049)     (333,813)        4,310
Distributions from capital gains                                --            --             --            --            --
Net change in unrealized appreciation or depreciation
of investments                                             746,065       347,199        379,255       472,231           396
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 832,822        97,433        206,880       136,047          (131)
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   4,235         6,497          5,110         3,124        24,036
Net transfers(1)                                           (57,850)     (150,159)      (190,429)     (179,448)       86,110
Adjustments to net assets allocated to contracts in
payout period                                                   --            --             --            --            --
Contract terminations:
   Surrender benefits and contract charges                (177,935)     (287,798)      (201,705)     (585,083)      (90,644)
   Death benefits                                           (2,656)      (23,281)       (27,586)      (40,337)      (36,987)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (234,206)     (454,741)      (414,610)     (801,744)      (17,485)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          2,983,447     4,652,908      2,443,855     4,128,191     1,761,267
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $3,582,063    $4,295,600     $2,236,125    $3,462,494    $1,743,651
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   4,679,352     8,026,297      5,694,303     3,304,251     2,161,069
Contract purchase payments                                   5,461        11,206         11,243         2,487        29,241
Net transfers(1)                                          (111,994)     (260,411)      (455,594)     (146,442)      108,661
Contract terminations:
   Surrender benefits and contract charges                (260,881)     (499,742)      (474,545)     (474,468)     (112,413)
   Death benefits                                           (3,532)      (39,370)       (53,039)      (32,791)      (46,193)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         4,308,406     7,237,980      4,722,368     2,653,037     2,140,365
============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 277

STATEMENTS OF CHANGES IN NET ASSETS



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------------
                                                             LAZARD           LAZARD            MFS            MFS         MFS
                                                          RETIRE U.S.         RETIRE      INV GRO STOCK,   INV TRUST,   INV TRUST,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    STRATEGIC, SERV   INTL EQ, SERV       SERV CL        INIT CL      SERV CL
OPERATIONS
Investment income (loss) -- net                            $ (3,696)        $ (3,363)       $  (61,693)    $  (52,794)   $ (9,018)
Net realized gain (loss) on sales of investments              7,327            8,653            56,009         44,757       4,325
Distributions from capital gains                                 --            7,993                --             --          --
Net change in unrealized appreciation or depreciation
of investments                                                4,032           35,886           170,101        360,590      55,026
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    7,663           49,169           164,417        352,553      50,333
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      680               --           124,944         58,048       4,095
Net transfers(1)                                             (1,497)          38,184          (439,543)       (25,350)     34,197
Adjustments to net assets allocated to contracts in
payout period                                                    --               --              (369)            --          --
Contract terminations:
   Surrender benefits and contract charges                  (25,218)         (17,926)         (385,995)      (393,230)    (26,716)
   Death benefits                                                --           (2,262)          (77,946)       (55,684)         --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (26,035)          17,996          (778,909)      (416,216)     11,576
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             479,136          545,711         5,907,346      6,422,143     874,071
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $460,764         $612,876        $5,292,854     $6,358,480    $935,980
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      453,318          610,877         8,304,991      7,336,720     966,998
Contract purchase payments                                      662               --           132,030         65,840       4,282
Net transfers(1)                                             (2,432)          41,373          (553,740)       (28,276)     34,139
Contract terminations:
   Surrender benefits and contract charges                  (24,146)         (20,175)         (545,926)      (446,885)    (28,965)
   Death benefits                                                --           (2,465)         (117,724)       (62,675)         --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            427,402          629,610         7,219,631      6,864,724     976,454
==================================================================================================================================



See accompanying notes to financial statements.



278 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------------------------
                                                                     MFS         MFS         MFS           MFS            MFS
                                                                  NEW DIS,    NEW DIS,    RESEARCH,   TOTAL RETURN,  TOTAL RETURN,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                               INIT CL     SERV CL     INIT CL       INIT CL        SERV CL
OPERATIONS
Investment income (loss) -- net                                  $  (48,206) $  (61,199) $   (34,866)    $  1,477     $   444,737
Net realized gain (loss) on sales of investments                     10,186      37,771      (72,490)         538         626,847
Distributions from capital gains                                         --          --           --        7,372       3,274,284
Net change in unrealized appreciation or depreciation of
investments                                                         141,505     179,064      249,378       (6,504)     (3,299,795)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     103,485     155,636      142,022        2,883       1,046,073
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           24,206      90,839       22,070       17,900       2,228,201
Net transfers(1)                                                   (279,087)    (18,466)    (767,196)       3,570       4,128,038
Adjustments to net assets allocated to contracts in payout
period                                                                   --        (410)          --           --              --
Contract terminations:
   Surrender benefits and contract charges                         (211,514)   (291,000)    (270,353)      (5,291)     (4,224,031)
   Death benefits                                                   (27,713)    (63,563)     (92,687)          --        (966,282)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (494,108)   (282,600)  (1,108,166)      16,179       1,165,926
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,517,189   5,143,223    3,978,975      187,722      81,332,074
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $3,126,566  $5,016,259  $ 3,012,831     $206,784     $83,544,073
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,899,427   5,596,262    4,974,853      139,867      64,614,750
Contract purchase payments                                           21,034     101,571       24,141       13,138       1,840,833
Net transfers(1)                                                   (363,350)    (31,698)    (976,944)       2,605       3,248,451
Contract terminations:
   Surrender benefits and contract charges                         (240,010)   (302,999)    (349,930)      (3,920)     (3,349,882)
   Death benefits                                                   (32,752)    (72,999)    (118,600)          --        (790,218)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,284,349   5,290,137    3,553,520      151,690      65,563,934
==================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 279

STATEMENTS OF CHANGES IN NET ASSETS



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------
                                                                 MFS           MFS
                                                              UTILITIES,   UTILITIES,      OPCAP        OPCAP         OPCAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                           INIT CL       SERV CL        EQ         MANAGED       SM CAP
OPERATIONS
Investment income (loss) -- net                              $  (104,485)  $  (29,989)  $  (13,130)  $    (4,162)  $  (36,881)
Net realized gain (loss) on sales of investments                 292,697       98,571       14,058       114,029       70,939
Distributions from capital gains                                      --           --           --       180,917      382,126
Net change in unrealized appreciation or depreciation of
investments                                                    1,575,004      402,865       70,129      (119,500)    (482,244)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     1,763,216      471,447       71,057       171,284      (66,060)
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        92,119      114,573        2,164         4,776        2,886
Net transfers(1)                                                (233,582)     308,693       20,701        71,796       96,783
Adjustments to net assets allocated to contracts in payout
period                                                                --           --           --          (574)          92
Contract terminations:
   Surrender benefits and contract charges                    (1,139,770)     (85,843)    (270,960)   (1,568,452)    (467,403)
   Death benefits                                               (166,101)     (96,422)      (8,818)      (60,409)     (17,202)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (1,447,334)     241,001     (256,913)   (1,552,863)    (384,844)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               12,289,001    2,965,747    1,470,745     5,949,125    2,997,119
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $12,604,883   $3,678,195   $1,284,889   $ 4,567,546   $2,546,215
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        12,636,674    2,097,958    1,138,804     2,612,847    1,780,842
Contract purchase payments                                        91,610       83,086        1,651         2,079        1,831
Net transfers(1)                                                (222,810)     203,993       16,564        29,400       61,612
Contract terminations:
   Surrender benefits and contract charges                    (1,139,720)     (56,014)    (207,801)     (686,431)    (300,017)
   Death benefits                                               (153,249)     (84,894)      (6,734)      (26,146)     (11,377)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              11,212,505    2,244,129      942,484     1,931,749    1,532,891
==============================================================================================================================



See accompanying notes to financial statements.



280 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                OPPEN         OPPEN         OPPEN         OPPEN           OPPEN
                                                              CAP APPR    CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,     HI INC
YEAR ENDED DEC. 31, 2005 (CONTINUED)                             VA           SERV           VA            SERV            VA
OPERATIONS
Investment income (loss) -- net                              $  (20,348)   $  (401,031)   $ (1,290)     $   (67,326)   $  153,978
Net realized gain (loss) on sales of investments               (115,458)        90,111       7,747          330,831      (113,145)
Distributions from capital gains                                     --             --          --               --            --
Net change in unrealized appreciation or depreciation of
investments                                                     283,720      2,331,035      32,880        1,328,488       (23,664)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      147,914      2,020,115      39,337        1,591,993        17,169
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,936     31,839,931          --          929,040         3,328
Net transfers(1)                                                 28,080        768,134      15,408        1,953,304        66,670
Adjustments to net assets allocated to contracts in payout
period                                                              112             --          --               --            99
Contract terminations:
   Surrender benefits and contract charges                     (890,861)    (1,381,651)    (49,896)        (839,171)     (630,799)
   Death benefits                                               (32,227)      (225,554)    (55,939)        (110,423)      (18,597)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (886,960)    31,000,860     (90,427)       1,932,750      (579,299)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,203,792     23,048,712     359,288       11,189,974     3,044,558
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $4,464,746    $56,069,687    $308,198      $14,714,717    $2,482,428
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,602,269     19,928,086     218,715        8,636,968     2,446,721
Contract purchase payments                                        5,552     27,998,372          --          703,544         2,675
Net transfers(1)                                                 20,491        702,272       9,162        1,470,995        52,415
Contract terminations:
   Surrender benefits and contract charges                     (623,916)    (1,213,659)    (28,821)        (638,550)     (509,503)
   Death benefits                                               (22,374)      (192,916)    (32,597)         (90,275)      (14,981)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,982,022     47,222,155     166,459       10,082,682     1,977,327
==================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 281

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
                                                                         OPPEN      OPPEN       OPPEN        OPPEN        OPPEN
                                                                      HI INC VA,   MAIN ST    MAIN ST SM   STRATEGIC    STRATEGIC
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                     SERV         VA     CAP VA, SERV   BOND VA   BOND VA, SERV
OPERATIONS
Investment income (loss) -- net                                       $  286,942  $     (76)  $ (118,905)   $ 11,653   $ 1,407,475
Net realized gain (loss) on sales of investments                          13,862     (6,455)     199,802       2,559        83,437
Distributions from capital gains                                              --         --      227,518          --            --
Net change in unrealized appreciation or depreciation of investments    (264,085)    25,340      407,454      (9,536)     (619,400)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           36,719     18,809      715,869       4,676       871,512
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                48,079        240      397,840          --    46,517,918
Net transfers(1)                                                         109,662    (34,982)     343,406      34,495     4,594,360
Adjustments to net assets allocated to contracts in payout period             --         --           --          --            --
Contract terminations:
   Surrender benefits and contract charges                              (395,132)   (23,893)    (530,501)    (33,425)   (3,419,490)
   Death benefits                                                       (111,186)   (45,578)    (124,640)         --      (740,735)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          (348,577)  (104,213)      86,105       1,070    46,952,053
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        5,860,446    531,996    8,530,850     394,351    51,868,463
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $5,548,588  $ 446,592   $9,332,824    $400,097   $99,692,028
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 4,721,607    559,506    6,139,264     275,092    42,872,502
Contract purchase payments                                                38,687        252      296,286          --    40,094,206
Net transfers(1)                                                          82,982    (36,258)     244,972      23,924     3,837,477
Contract terminations:
   Surrender benefits and contract charges                              (316,517)   (25,735)    (383,901)    (23,342)   (2,865,700)
   Death benefits                                                        (89,291)   (48,308)     (96,496)         --      (605,397)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       4,437,468    449,457    6,200,125     275,674    83,333,088
===================================================================================================================================



See accompanying notes to financial statements.



282 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                         PUT VT      PUT VT      PUT VT       PUT VT       PUT VT
                                                                        DIV INC,    DIV INC,   GLOBAL EQ,   GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                     CL IA        CL IB       CL IA       CL IA        CL IB
OPERATIONS
Investment income (loss) -- net                                       $   281,409  $  172,757  $   (4,915) $    46,311  $    37,050
Net realized gain (loss) on sales of investments                         (133,903)    (24,711)   (205,334)      29,885      117,903
Distributions from capital gains                                               --          --          --           --           --
Net change in unrealized appreciation or depreciation of investments      (69,607)   (102,358)    313,999      223,705      347,879
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            77,899      45,688     103,750      299,901      502,832
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  4,692       5,238       2,052       10,080       71,105
Net transfers(1)                                                           54,231      85,988     (43,280)      61,130      162,612
Adjustments to net assets allocated to contracts in payout period            (966)         --          --         (763)       1,226
Contract terminations:
   Surrender benefits and contract charges                             (1,325,174)   (451,634)   (352,446)  (2,591,899)    (893,718)
   Death benefits                                                         (46,006)    (58,870)     (5,908)     (64,052)    (289,519)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (1,313,223)   (419,278)   (399,582)  (2,585,504)    (948,294)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         5,013,746   3,069,986   1,654,925   10,424,697   13,763,480
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 3,778,422  $2,696,396  $1,359,093  $ 8,139,094  $13,318,018
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  2,899,120   2,282,623   1,504,105    4,457,301   11,820,670
Contract purchase payments                                                  2,695       3,884       1,841        4,281       62,198
Net transfers(1)                                                           30,946      63,577     (38,557)      25,496      129,986
Contract terminations:
   Surrender benefits and contract charges                               (762,113)   (333,532)   (313,667)  (1,114,820)    (739,255)
   Death benefits                                                         (26,428)    (43,647)     (5,376)     (27,286)    (245,644)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        2,144,220   1,972,905   1,148,346    3,344,972   11,027,955
====================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 283

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                          PUT VT        PUT VT      PUT VT     PUT VT      PUT VT
                                                                      HLTH SCIENCES,   HI YIELD,   HI YIELD,    INC,      INTL EQ,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                      CL IB          CL IA       CL IB      CL IB      CL IB
OPERATIONS
Investment income (loss) -- net                                         $  (38,727)   $  138,859  $   91,434  $  4,620  $    28,975
Net realized gain (loss) on sales of investments                            36,886      (233,575)    (47,313)    (116)      378,179
Distributions from capital gains                                                --            --          --     2,973           --
Net change in unrealized appreciation or depreciation of investments       313,347       126,346     (22,496)   (5,622)   2,271,294
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            311,506        31,630      21,625     1,855    2,678,448
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 147,735         2,487       1,666        --      213,812
Net transfers(1)                                                           108,639       (27,499)      1,532    61,599      163,966
Adjustments to net assets allocated to contracts in payout period               --          (371)         31        --       (2,234)
Contract terminations:
   Surrender benefits and contract charges                                (184,493)     (694,927)   (209,398)   (9,506)  (2,227,136)
   Death benefits                                                               --       (19,043)     (8,078)   (7,722)    (143,418)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              71,881      (739,353)   (214,247)   44,371   (1,995,010)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          2,659,586     2,236,617   1,472,519   211,373   26,369,076
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $3,042,973    $1,528,894  $1,279,897  $257,599  $27,052,514
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   2,401,141     1,299,578   1,138,767   183,493   29,460,000
Contract purchase payments                                                 127,378         1,436       1,291        --      202,644
Net transfers(1)                                                            95,706       (16,010)      1,247    55,438      266,026
Contract terminations:
   Surrender benefits and contract charges                                (162,921)     (403,543)   (161,466)   (7,649)  (2,802,710)
   Death benefits                                                               --       (11,046)     (6,249)   (6,978)    (170,882)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         2,461,304       870,415     973,590   224,304   26,955,078
====================================================================================================================================



See accompanying notes to financial statements.



284 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                      PUT VT          PUT VT        PUT VT      PUT VT      PUT VT
                                                                 INTL GRO & INC,  INTL NEW OPP,    NEW OPP,   RESEARCH,  SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                  CL IB           CL IB         CL IA       CL IB       CL IB
OPERATIONS
Investment income (loss) -- net                                      $   (46)      $  (12,847)   $   (47,499) $ (1,656)   $ (2,919)
Net realized gain (loss) on sales of investments                         114           50,058       (331,957)    7,341       1,539
Distributions from capital gains                                          --               --             --        --       8,900
Net change in unrealized appreciation or depreciation of
investments                                                            1,139          295,243        736,032     9,341       3,850
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        1,207          332,454        356,576    15,026      11,370
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                --            1,437          7,786     9,286     205,140
Net transfers(1)                                                       2,908           53,724       (117,555)    9,539      42,228
Adjustments to net assets allocated to contracts in payout
period                                                                    --               --          5,950        --          --
Contract terminations:
   Surrender benefits and contract charges                            (1,827)        (155,592)    (1,232,640)  (35,485)    (14,284)
   Death benefits                                                         --          (12,845)       (32,424)       --      (6,075)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         1,081         (113,276)    (1,368,883)  (16,660)    227,009
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        8,086        2,107,728      5,431,988   403,963     150,584
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $10,374       $2,326,906    $ 4,419,681  $402,329    $388,963
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 6,979        3,042,800      2,927,630   375,014     125,638
Contract purchase payments                                                --            1,832          4,159     8,433     166,724
Net transfers(1)                                                       2,565           71,165        (62,497)    8,936      35,096
Contract terminations:
   Surrender benefits and contract charges                            (1,588)        (224,439)      (664,809)  (32,400)    (11,677)
   Death benefits                                                         --          (18,334)       (17,237)       --      (4,806)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       7,956        2,873,024      2,187,246   359,983     310,975
====================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 285

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                         PUT VT      PUT VT     PUT VT
                                                                         VISTA,     VOYAGER,   VOYAGER,      RVS VP       RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                     CL IB       CL IA       CL IB        BAL        CASH MGMT
OPERATIONS
Investment income (loss) -- net                                       $  (178,466) $  (3,876) $  (24,708) $   125,974  $    354,613
Net realized gain (loss) on sales of investments                         (238,730)  (111,278)   (476,237)    (266,902)           25
Distributions from capital gains                                               --         --          --      307,907            --
Net change in unrealized appreciation or depreciation of investments    1,741,042    149,548     632,599       75,347            37
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         1,323,846     34,394     131,654      242,326       354,675
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 74,987      1,762       3,792       18,816    14,077,791
Net transfers(1)                                                         (522,430)      (554)   (150,954)     406,864    (7,509,899)
Adjustments to net assets allocated to contracts in payout period          (1,725)       (66)         29         (855)        2,049
Contract terminations:
   Surrender benefits and contract charges                             (1,146,404)  (182,207)   (345,341)  (2,224,160)   (6,950,709)
   Death benefits                                                        (247,315)    (4,202)    (58,203)    (190,459)     (823,993)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (1,842,887)  (185,267)   (550,677)  (1,989,794)   (1,204,761)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        13,950,031    970,675   3,861,544   11,890,217    29,764,154
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $13,430,990  $ 819,802  $3,442,521  $10,142,749  $ 28,914,068
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 23,064,963    746,982   3,108,016    8,243,871    27,672,800
Contract purchase payments                                                121,715      1,373       3,099       14,409    14,176,200
Net transfers(1)                                                         (841,925)      (387)   (122,309)     241,692     3,512,426
Contract terminations:
   Surrender benefits and contract charges                             (1,978,057)  (140,903)   (281,347)  (1,277,872)  (17,975,507)
   Death benefits                                                        (406,990)    (3,257)    (49,107)    (132,827)     (728,955)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       19,959,706    603,808   2,658,352    7,089,273    26,656,964
====================================================================================================================================



See accompanying notes to financial statements.



286 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                      RVS VP       RVS VP       RVS VP     RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                 DIV BOND    DIV EQ INC   EMER MKTS      GRO      HI YIELD BOND
OPERATIONS
Investment income (loss) -- net                                    $   917,139  $    87,267  $  (359,844) $   (9,268)  $ 1,012,643
Net realized gain (loss) on sales of investments                       (53,075)     460,055      248,591      (4,489)      101,644
Distributions from capital gains                                            --    2,982,754    1,860,975          --            --
Net change in unrealized appreciation or depreciation of
investments                                                           (587,354)   2,396,811    6,694,236      71,965      (553,541)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        276,710    5,926,887    8,443,958      58,208       560,746
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             529,800   65,366,710   28,887,494      60,148    17,140,277
Net transfers(1)                                                       815,055    2,026,407   (4,056,595)     12,136    (2,392,391)
Adjustments to net assets allocated to contracts in payout period       (1,009)          --           --          --            13
Contract terminations:
   Surrender benefits and contract charges                          (3,372,464)  (1,556,664)    (772,038)    (75,974)   (1,662,259)
   Death benefits                                                     (492,031)    (192,521)    (115,334)     (7,369)     (205,009)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (2,520,649)  65,643,932   23,943,527     (11,059)   12,880,631
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     40,366,906   17,311,663   11,078,368     799,824    15,491,954
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $38,122,967  $88,882,482  $43,465,853  $  846,973   $28,933,331
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              31,737,238   12,503,822    9,385,791   1,450,031    13,630,806
Contract purchase payments                                             447,504   47,446,555   22,225,473      79,162    15,324,701
Net transfers(1)                                                       588,076    1,523,732   (2,969,685)     15,910    (2,072,441)
Contract terminations:
   Surrender benefits and contract charges                          (2,340,502)  (1,104,241)    (587,862)   (130,778)   (1,447,021)
   Death benefits                                                     (389,256)    (136,959)     (88,430)     (5,473)     (182,034)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    30,043,060   60,232,909   27,965,287   1,408,852    25,254,011
===================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 287

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------
                                                               RVS VP       RVS VP       RVS VP      RVS VP       RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                           INC OPP     INTL OPP    LG CAP EQ   LG CAP VAL  MID CAP GRO
OPERATIONS
Investment income (loss) -- net                             $    464,352  $     (280) $  (384,963)  $    (11)   $  (91,416)
Net realized gain (loss) on sales of investments                 457,187    (212,102)     (48,042)       132        85,001
Distributions from capital gains                                   1,132          --           --      2,673       325,867
Net change in unrealized appreciation or depreciation of
investments                                                     (750,473)    472,564    4,624,491        716       309,565
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       172,198     260,182    4,191,486      3,510       629,017
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       378,303     127,631   34,339,403     66,129     2,588,697
Net transfers(1)                                                 (26,302)    (45,726)    (953,656)       919      (380,118)
Adjustments to net assets allocated to contracts in payout
period                                                                --        (378)        (500)        --            --
Contract terminations:
   Surrender benefits and contract charges                   (16,838,641)   (465,326)  (4,550,687)    (2,131)     (196,865)
   Death benefits                                                     --     (13,324)    (560,941)        --       (30,357)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (16,486,640)   (397,123)  28,273,619     64,917     1,981,357
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               16,390,419   2,515,079   53,074,582     48,534     3,591,571
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $     75,977  $2,378,138  $85,539,687   $116,961    $6,201,945
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        15,060,228   1,983,475   57,069,558     43,176     2,931,488
Contract purchase payments                                        24,474     109,953   38,960,123     60,250     2,212,982
Net transfers(1)                                                 (24,426)    (35,951)    (908,854)       840      (299,046)
Contract terminations:
   Surrender benefits and contract charges                   (15,008,229)   (361,796)  (4,490,721)    (1,540)     (159,938)
   Death benefits                                                     --     (10,127)    (626,494)        --       (25,380)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  52,047   1,685,554   90,003,612    102,726     4,660,106
===========================================================================================================================



See accompanying notes to financial statements.



288 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------
                                                               RVS VP      RVS VP        RVS VP        RVS VP       RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                           S&P 500   SELECT VAL  SHORT DURATION  SM CAP ADV   SM CAP VAL
OPERATIONS
Investment income (loss) -- net                             $    20,205    $   (72)    $   592,126   $  (74,756) $  (645,675)
Net realized gain (loss) on sales of investments                238,082          6        (180,801)     172,626       82,908
Distributions from capital gains                                 49,252        278              --      678,106    4,504,729
Net change in unrealized appreciation or depreciation of
investments                                                     297,189        (79)       (346,242)    (607,912)    (778,333)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      604,728        133          65,083      168,064    3,163,629
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      709,468     15,400       7,940,354       34,446   44,069,502
Net transfers(1)                                                292,906        (16)     (1,094,492)     141,447      332,790
Adjustments to net assets allocated to contracts in payout
period                                                           (4,831)        --              --           --           --
Contract terminations:
   Surrender benefits and contract charges                     (835,101)       (56)     (3,758,711)    (407,660)  (1,629,305)
   Death benefits                                               (91,759)        --        (419,079)     (72,867)    (326,334)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   70,683     15,328       2,668,072     (304,634)  42,446,653
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              19,455,002      2,772      38,866,027    5,495,689   24,692,902
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $20,130,413    $18,233     $41,599,182   $5,359,119  $70,303,184
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       20,888,467      1,504      34,306,842    4,473,779   19,541,886
Contract purchase payments                                      633,084     14,314       7,517,886       30,315   35,760,750
Net transfers(1)                                                267,143         --        (944,913)      96,856      311,501
Contract terminations:
   Surrender benefits and contract charges                     (904,068)        --      (3,310,853)    (320,217)  (1,302,797)
   Death benefits                                               (92,627)        --        (366,816)     (59,216)    (267,171)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             20,791,999     15,818      37,202,146    4,221,517   54,044,169
=============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 289

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------
                                                                    ROYCE      ROYCE
                                                                 MICRO-CAP,    SM-CAP,     STI CVT    STI CVT      STI CVT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                              INVEST CL   INVEST CL   CAP APPR    INTL EQ  INVEST GR BOND
OPERATIONS
Investment income (loss) -- net                                  $  (45,497) $  (57,358) $  (41,075) $  1,462     $ 13,136
Net realized gain (loss) on sales of investments                    109,008     152,241       5,897       561          110
Distributions from capital gains                                     69,791      39,584          --        --           --
Net change in unrealized appreciation or depreciation of            249,211     103,619      30,013    11,213       (9,490)
investments
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     382,513     238,086      (5,165)   13,236        3,756
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           10,773       9,819   2,713,381    42,889        2,620
Net transfers(1)                                                   (503,047)   (263,769)    190,550    46,285       35,669
Adjustments to net assets allocated to contracts in payout               --          --          --        --           --
period
Contract terminations:
   Surrender benefits and contract charges                         (349,585)   (225,874)   (129,144)     (451)     (17,456)
   Death benefits                                                   (32,289)    (15,193)    (12,580)       --      (14,886)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (874,148)   (495,017)  2,762,207    88,723        5,947
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,985,920   3,997,218   2,086,171    41,042      535,705
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $4,494,285  $3,740,287  $4,843,213  $143,001     $545,408
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                            2,287,386   1,743,366   1,750,871    24,004      510,775
Contract purchase payments                                            4,553       4,075   2,448,381    25,605        2,549
Net transfers(1)                                                   (243,798)   (116,321)    174,303    26,413       33,930
Contract terminations:
   Surrender benefits and contract charges                         (160,535)    (96,529)   (113,055)     (227)     (16,578)
   Death benefits                                                   (15,258)     (7,352)    (12,284)       --      (14,198)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,872,348   1,527,239   4,248,216    75,795      516,478
=============================================================================================================================



See accompanying notes to financial statements.



290 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------------------
                                                                         STI CVT     STI CVT   STI CVT    STI CVT
                                                                         LG CAP      LG CAP    MID-CAP    SM CAP     THIRD AVE
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                  RELATIVE VAL   VAL EQ      EQ       VAL EQ        VAL
OPERATIONS
Investment income (loss) -- net                                         $ (2,663)   $  1,192  $ (1,820) $  (28,749) $  (11,870)
Net realized gain (loss) on sales of investments                           7,667       8,289     4,546      35,195     259,905
Distributions from capital gains                                              --          --        --     387,189     113,453
Net change in unrealized appreciation or depreciation of investments      41,010       5,657    22,039      (6,249)    295,530
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           46,014      15,138    24,765     387,386     657,018
===============================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                12,661      13,359       379   1,974,927       6,380
Net transfers(1)                                                          97,629      32,677   (14,158)   (147,573)    809,736
Adjustments to net assets allocated to contracts in payout period             --          --        --          --         255
Contract terminations:
   Surrender benefits and contract charges                               (14,710)    (29,481)   (2,657)   (110,507)   (556,750)
   Death benefits                                                         (8,117)         --        --     (36,269)   (139,739)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            87,463      16,555   (16,436)  1,680,578     119,882
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          547,212     635,003   206,187   1,987,798   5,190,415
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $680,689    $666,696  $214,516  $4,055,762  $5,967,315
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   402,633     447,647   140,888   1,361,878   2,369,349
Contract purchase payments                                                 8,468       9,973       247   1,403,951       2,918
Net transfers(1)                                                          69,069      23,297    (9,058)   (102,089)    337,892
Contract terminations:
   Surrender benefits and contract charges                                (9,810)    (20,311)   (1,691)    (74,526)   (247,844)
   Death benefits                                                         (5,311)         --        --     (25,515)    (62,827)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         465,049     460,606   130,386   2,563,699   2,399,488
===============================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 291

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                              VANK LIT     VANK LIT      VANK UIF        VANK UIF
                                                              COMSTOCK,   GRO & INC,  U.S. REAL EST,  U.S. REAL EST,     WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                            CL II        CL II         CL I           CL II       INTL SM CAP
OPERATIONS
Investment income (loss) -- net                             $   (984,231) $  (26,018)   $   (3,687)     $  (16,979)   $  (224,231)
Net realized gain (loss) on sales of investments                 164,485     113,603        94,607          86,633        191,100
Distributions from capital gains                               2,182,034     134,190        54,534          94,606             --
Net change in unrealized appreciation or depreciation of
investments                                                    3,358,241     234,538       159,229         419,256      4,622,926
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     4,720,529     456,313       304,683         583,516      4,589,795
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                   106,078,979     165,815        23,412       2,616,840     23,550,822
Net transfers(1)                                               3,831,048     185,459       (85,929)       (360,575)    (1,528,749)
Adjustments to net assets allocated to contracts in payout
period                                                                --          --            --              --             --
Contract terminations:
   Surrender benefits and contract charges                    (3,319,219)   (271,403)      (28,583)       (139,390)      (766,990)
   Death benefits                                               (733,652)   (137,432)      (24,964)        (41,351)      (138,979)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               105,857,156     (57,561)     (116,064)      2,075,524     21,116,104
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               51,758,869   5,381,767     2,081,900       1,802,995     11,135,475
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $162,336,554  $5,780,519    $2,270,519      $4,462,035    $36,841,374
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        38,968,513   3,970,169     1,200,661       1,311,069      9,987,906
Contract purchase payments                                    82,673,095     120,119        13,481       1,886,613     18,487,634
Net transfers(1)                                               2,879,596     140,572       (49,525)       (241,629)    (1,165,821)
Contract terminations:
   Surrender benefits and contract charges                    (2,566,890)   (197,116)      (15,851)        (99,899)      (618,972)
   Death benefits                                               (550,612)    (96,328)      (12,309)        (27,958)      (117,122)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             121,403,702   3,937,416     1,136,457       2,828,196     26,573,625
==================================================================================================================================



See accompanying notes to financial statements.



292 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                    WANGER     WF ADV VT     WF ADV VT      WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                              U.S. SM CO  ASSET ALLOC  C&B LG CAP VAL     EQ INC     INTL CORE
OPERATIONS
Investment income (loss) -- net                                  $  (395,675) $   209,351    $  (30,639)   $   (11,406) $   14,474
Net realized gain (loss) on sales of investments                      96,863       28,456        61,500        273,332      38,642
Distributions from capital gains                                          --      707,106            --             --      74,819
Net change in unrealized appreciation or depreciation of
investments                                                        3,021,728      156,150        57,850        663,572      93,254
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    2,722,916    1,101,063        88,711        925,498     221,189
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                        26,000,788      287,342        71,044      4,530,693      26,490
Net transfers(1)                                                    (774,776)    (340,143)      643,875       (371,279)    190,065
Adjustments to net assets allocated to contracts in payout
period                                                                    --       15,838            --             --          --
Contract terminations:
   Surrender benefits and contract charges                          (881,506)  (2,511,299)     (948,179)    (1,614,279)   (161,873)
   Death benefits                                                   (116,197)    (191,582)       (8,064)      (137,631)    (33,519)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    24,228,309   (2,739,844)     (241,324)     2,407,504      21,163
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   11,757,746   33,485,146     4,662,873     21,529,601   2,686,807
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $38,708,971  $31,846,365    $4,510,260    $24,862,603  $2,929,159
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             9,792,140   33,126,317     4,563,552     18,931,554   3,414,954
Contract purchase payments                                        21,429,589      262,310        70,305      4,027,308      33,930
Net transfers(1)                                                    (618,444)    (340,570)      637,437       (327,130)    237,048
Contract terminations:
   Surrender benefits and contract charges                          (698,633)  (2,468,118)     (924,076)    (1,402,025)   (203,167)
   Death benefits                                                    (95,096)    (190,077)       (7,827)      (117,976)    (40,746)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  29,809,556   30,389,862     4,339,391     21,111,731   3,442,019
===================================================================================================================================



See accompanying notes to financial statements.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 293

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                 ---------------------------------------------------------------
                                                                                                                      WF ADV VT
                                                                  WF ADV VT   WF ADV VT    WF ADV VT    WF ADV VT   TOTAL RETURN
YEAR ENDED DEC. 31, 2005 (CONTINUED)                             LG CO CORE   LG CO GRO    MONEY MKT    SM CAP GRO      BOND
OPERATIONS
Investment income (loss) -- net                                  $  (18,354) $  (543,997) $   122,911  $   (83,360) $   424,016
Net realized gain (loss) on sales of investments                    (15,611)    (808,474)           4     (293,864)     (43,702)
Distributions from capital gains                                         --           --        2,359           --       83,867
Net change in unrealized appreciation or depreciation of
investments                                                         (52,983)   3,562,034           --      629,184     (406,239)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (86,948)   2,209,563      125,274      251,960       57,942
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            5,556   17,841,186    2,565,247       42,517   13,240,885
Net transfers(1)                                                     84,796     (985,280)    (632,045)    (116,336)    (180,665)
Adjustments to net assets allocated to contracts in payout
period                                                                   --           --       (8,026)          --           --
Contract terminations:
   Surrender benefits and contract charges                         (163,029)  (3,106,450)  (2,028,510)    (577,086)  (1,358,533)
   Death benefits                                                   (32,686)    (482,865)    (128,129)     (60,635)    (128,979)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (105,363)  13,266,591     (231,463)    (711,540)  11,572,708
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,335,583   37,475,361   11,366,999    6,389,004   14,552,923
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $2,143,272  $52,951,515  $11,260,810  $ 5,929,424  $26,183,573
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,514,736   54,367,554   10,934,897   16,045,385   11,723,456
Contract purchase payments                                            5,821   21,827,041    2,549,968      110,989   11,372,566
Net transfers(1)                                                    132,527   (1,451,506)    (484,336)    (299,694)     (54,737)
Contract terminations:
   Surrender benefits and contract charges                         (258,177)  (4,624,990)  (2,095,566)  (1,482,442)  (1,086,040)
   Death benefits                                                   (54,094)    (724,217)    (123,747)    (163,065)    (110,347)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,340,813   69,393,882   10,781,216   14,211,173   21,844,898
================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) RiverSource Life's fixed account.

(2)  For the period Feb. 25, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.



294 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.

RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account) (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of RiverSource Life under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
RiverSource(R) AccessChoice Select Variable Annuity (AccessChoice Select) RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)
RiverSource(R) FlexChoice Variable Annuity (FlexChoice)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic) RiverSource(R) Innovations Classic Select Variable Annuity (Innovations
Classic Select)
RiverSource(R) New Solutions Variable Annuity (New Solutions)
RiverSource(R) Personal Portfolio Variable Annuity
   (previously American Enterprise Life AEL Personal Portfolio Variable Annuity) (Personal Portfolio)*
RiverSource(R) Personal Portfolio Plus Variable Annuity
   (previously American Enterprise Life AEL Personal Portfolio Plus Variable Annuity) (Port Plus)*
RiverSource(R) Personal Portfolio Plus(2) Variable Annuity
   (previously American Enterprise Life AEL Personal Portfolio Plus(2) Variable Annuity) (Port Plus(2))*
RiverSource(R) Pinnacle Variable Annuity (Pinnacle)
RiverSource(R) Platinum Variable Annuity (Platinum)*
RiverSource(R) Preferred Variable Annuity (previously American Enterprise Life AEL Preferred Variable Annuity) (Preferred)*
RiverSource(R) Signature Variable Annuity (Signature)
RiverSource(R) Signature Select Variable Annuity (Signature Select) RiverSource(R) Signature One Variable Annuity (Signature One)
RiverSource(R) Signature One Select Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select) Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 295

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                       FUND
------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares(1)
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares(2)
AIM VI Core Eq, Ser II           AIM V.I. Core Equity Fund, Series II Shares(3)
AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II   AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AB VPS Bal Shares, Cl B          AllianceBernstein VPS Balanced Shares Portfolio (Class B)
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B            AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AB VPS U.S. Govt/Hi Gr, Cl B     AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio (Class B)
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                American Century VP International, Class II
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II
AC VP Val, Cl I                  American Century VP Value, Class I
AC VP Val, Cl II                 American Century VP Value, Class II
Baron Cap Asset, Ins             Baron Capital Asset Fund - Insurance Shares
Col Asset Alloc, VS Cl A         Columbia Asset Allocation Fund, Variable Series, Class A
Col Federal Sec, VS Cl A         Columbia Federal Securities Fund, Variable Series, Class A
Col Hi Yield, VS Cl A            Columbia High Yield Fund, Variable Series, Class A(4)
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B(5)
Col Lg Cap Gro, VS Cl A          Columbia Large Cap Growth Fund, Variable Series, Class A
Col Sm Cap Val, VS Cl B          Columbia Small Cap Value Fund, Variable Series, Class B
Col Sm Co Gro, VS Cl A           Columbia Small Company Growth Fund, Variable Series, Class A
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio (previously Credit Suisse Trust -
                                 Mid-Cap Growth Portfolio)
Drey IP MidCap Stock, Serv       Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv           Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init          The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv              Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Disc Stock, Init        Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares(6)
Drey VIF Intl Val, Serv          Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
Drey VIF Sm Co Stock, Init       Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares(7)
EG VA Bal, Cl 2                  Evergreen VA Balanced Fund - Class 2
EG VA Core Bond, Cl 2            Evergreen VA Core Bond Fund - Class 2
EG VA Fundamental Lg Cap, Cl 1   Evergreen VA Fundamental Large Cap Fund - Class 1
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Gro, Cl 2                  Evergreen VA Growth Fund - Class 2
EG VA Hi Inc, Cl 2               Evergreen VA High Income Fund - Class 2
EG VA Intl Eq, Cl 1              Evergreen VA International Equity Fund - Class 1
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2
EG VA Omega, Cl 1                Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                Evergreen VA Omega Fund - Class 2
EG VA Special Val, Cl 1          Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2          Evergreen VA Special Values Fund - Class 2
EG VA Strategic Inc, Cl 1        Evergreen VA Strategic Income Fund - Class 1
EG VA Strategic Inc, Cl 2        Evergreen VA Strategic Income Fund - Class 2
Fid VIP Bal, Serv Cl             Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2           Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl      Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2      Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl             Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2           Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl          Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2        Fidelity(R) VIP High Income Portfolio Service Class 2



296 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND
------------------------------------------------------------------------------------------------------------------------------------
Fid VIP Invest Gr, Serv Cl 2        Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2          FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Global Real Est, Cl 2  FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (previously FTVIPT Franklin Real
                                    Estate Fund - Class 2)
FTVIPT Frank Rising Divd, Cl 2      FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2   FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2      FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2        FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2           FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Cap Gro, Inst                Goldman Sachs VIT Capital Growth Fund - Institutional Shares
GS VIT Strategic Intl Eq, Inst      Goldman Sachs VIT Strategic International Equity Fund - Institutional Shares (previously Goldman
                                    Sachs VIT International Equity Fund)
GS VIT Mid Cap Val, Inst            Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst        Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Lg Cap Gro, Serv        Janus Aspen Series Large Cap Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
JPM U.S. Lg Cap Core Eq             JPMorgan U.S. Large Cap Core Equity Portfolio
Lazard Retire U.S. Strategic, Serv  Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares (previously Lazard Retirement
                                    Equity Portfolio)
Lazard Retire Intl Eq, Serv         Lazard Retirement International Equity Portfolio - Service Shares
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl              MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl              MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl                MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl               MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl           MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl              MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
OpCap Eq                            OpCap Equity Portfolio
OpCap Managed                       OpCap Managed Portfolio
OpCap Sm Cap                        OpCap Small Cap Portfolio
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv             Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                 Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv               Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                    Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA             Oppenheimer Strategic Bond Fund/VA
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA             Putnam VT Global Equity Fund - Class IA Shares
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hlth Sciences, Cl IB         Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                   Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro & Inc, Cl IB        Putnam VT International Growth and Income Fund - Class IB Shares
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB              Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB            Putnam VT Small Cap Value Fund - Class IB Shares



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 297

SUBACCOUNT                          FUND
------------------------------------------------------------------------------------------------------------------------------------
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA               Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                          RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                    RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                     RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                   RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                    RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Inflation Prot Sec    RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund
RVS VP Gro                          RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                      RiverSource(R) Variable Portfolio - Income Opportunities Fund
RVS VP Intl Opp                     RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                    RiverSource(R) Variable Portfolio - Large Cap Equity Fund(8)
RVS VP Lg Cap Val                   RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                  RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(9)
RVS VP S&P 500                      RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                   RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration               RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                   RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVS VP Sm Cap Val                   RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl          Royce Micro-Cap Portfolio - Investment Class
Royce Sm-Cap, Invest Cl             Royce Small-Cap Portfolio - Investment Class
STI CVT Cap Appr                    STI Classic Variable Trust Capital Appreciation Fund
STI CVT Intl Eq                     STI Classic Variable Trust International Equity Fund(10)
STI CVT Invest Gr Bond              STI Classic Variable Trust Investment Grade Bond Fund(11)
STI CVT Lg Cap Relative Val         STI Classic Variable Trust Large Cap Relative Value Fund
STI CVT Lg Cap Val Eq               STI Classic Variable Trust Large Cap Value Equity Fund
STI CVT Mid-Cap Eq                  STI Classic Variable Trust Mid-Cap Equity Fund
STI CVT Sm Cap Val Eq               STI Classic Variable Trust Small Cap Value Equity Fund
Third Ave Val                       Third Avenue Value Portfolio
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK LIT Gro & Inc, Cl II           Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl I        Van Kampen UIF U.S. Real Estate Portfolio, Class I Shares
VanK UIF U.S. Real Est, Cl II       Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl Sm Cap                  Wanger International Small Cap
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc               Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT C&B Lg Cap Val            Wells Fargo Advantage VT C&B Large Cap Value Fund
WF Adv VT Eq Inc                    Wells Fargo Advantage VT Equity Income Fund
WF Adv VT Intl Core                 Wells Fargo Advantage VT International Core Fund
WF Adv VT Lg Co Core                Wells Fargo Advantage VT Large Company Core Fund
WF Adv VT Lg Co Gro                 Wells Fargo Advantage VT Large Company Growth Fund
WF Adv VT Money Mkt                 Wells Fargo Advantage VT Money Market Fund
WF Adv VT Sm Cap Gro                Wells Fargo Advantage VT Small Cap Growth Fund
WF Adv VT Total Return Bond         Wells Fargo Advantage VT Total Return Bond Fund



(1) AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I Shares on Nov. 3, 2006.

(2) AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.

(3) AIM V.I. Premier Equity Fund, Series II Shares merged into AIM V.I. Core Equity Fund, Series II Shares on April 28, 2006.

(4) Columbia High Yield Fund, Variable Series, Class A merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class A.

(5) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.

(6) Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares liquidated on April 30, 2007.

(7) Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares liquidated on April 30, 2007.

(8) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(9) RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

(10) STI Classic Variable Trust International Equity Fund liquidated on April 30, 2007.

(11) STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.


298 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts'share of the Funds'undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.



PRODUCT                   MORTALITY AND EXPENSE RISK FEE                                  ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------------
EG Essential              0.85% to 1.70%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG New Solutions          0.85% to 1.70%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG New Solutions Select   1.00% to 1.75%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Pathways               1.25% to 1.65%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Pathways Select        1.55% to 2.05%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

EG Privilege              1.25% to 1.65%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

AccessChoice Select       1.55% to 2.05%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Endeavor Select           0.90% to 1.75%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

FlexChoice                1.25% to 1.65%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

FlexChoice Select         1.55% to 2.05%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Galaxy                    1.00% to 1.10%                                                           0.15%
                          (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 299

PRODUCT                     MORTALITY AND EXPENSE RISK FEE                                 ADMINISTRATIVE CHARGE
----------------------------------------------------------------------------------------------------------------
Innovations                 0.85% to 1.70%                                                         0.15%
                            (depending on the contract and death benefit option selected)

Innovations Select          0.90% to 1.75%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Innovations Classic         0.85% to 1.70%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Innovations Classic Select  0.90% to 1.75%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

New Solutions               0.85% to 1.20%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Personal Portfolio          1.25%                                                                  0.15%

Port Plus                   1.25%                                                                  0.15%

Port Plus(2)                1.25%                                                                  0.15%

Pinnacle                    1.00% to 1.10%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Platinum                    1.25%                                                                  0.15%

Preferred                   1.25%                                                                  0.15%

Signature                   1.25%                                                                  0.15%

Signature Select            1.30% to 1.70%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Signature One               1.35% to 1.45%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Signature One Select        1.60% to 2.00%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Advantage             1.05% to 1.50%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Advantage Select      0.90% to 1.75%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Builder               1.10% to 1.55%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Builder Select        1.25% to 1.90%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Choice                1.25% to 1.65%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

Wells Choice Select         1.55% to 2.05%                                                         0.15%
                            (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)



4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by RiverSource Life for withdrawals are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by RiverSource Life.


300 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:



                                                                                CURRENT PERCENTAGE     PERCENTAGE RANGE
FUND                                                                                   RANGE        PRIOR TO MARCH 1, 2006
--------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                0.530% to 0.350%      0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                         0.330% to 0.150%      0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                        0.480% to 0.290%      0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund               0.600% to 0.375%      0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                        1.100% to 0.900%      1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund   0.440% to 0.250%      0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund                                  0.600% to 0.375%      0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                         0.590% to 0.360%      0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                    0.610% to 0.380%      0.640% to 0.565%
RiverSource(R) Variable Portfolio - International Opportunity Fund               0.800% to 0.570%      0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                        0.600% to 0.375%      0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                         0.600% to 0.375%      0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                          0.700% to 0.475%      0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                           0.220% to 0.120%      0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund                            0.780% to 0.650%      0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund          0.480% to 0.250%      0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                     0.790% to 0.665%      0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                         0.970% to 0.870%      1.020% to 0.920%
--------------------------------------------------------------------------------------------------------------------------



For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 301

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:



                                                                                CURRENT PERCENTAGE     PERCENTAGE RANGE
FUND                                                                                   RANGE        PRIOR TO OCT. 1, 2005
-------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                0.060% to 0.030%      0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                         0.060% to 0.030%      0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                        0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund               0.060% to 0.030%      0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                        0.080% to 0.050%      0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund   0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                                  0.060% to 0.030%      0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                         0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                    0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund               0.080% to 0.050%      0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                        0.060% to 0.030%      0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                         0.060% to 0.030%      0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                          0.060% to 0.030%      0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                           0.060% to 0.030%      0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund                            0.060% to 0.030%      0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund          0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                     0.080% to 0.050%      0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                         0.080% to 0.050%      0.080% to 0.055%
-------------------------------------------------------------------------------------------------------------------------



The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:



SUBACCOUNT                      FUND                                                                              PURCHASES
----------------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II        AIM V.I. Basic Value Fund, Series II Shares                                      $ 3,838,859
AIM VI Cap Appr, Ser I          AIM V.I. Capital Appreciation Fund, Series I Shares                                1,827,577
AIM VI Cap Appr, Ser II         AIM V.I. Capital Appreciation Fund, Series II Shares                              13,335,428
AIM VI Cap Dev, Ser I           AIM V.I. Capital Development Fund, Series I Shares                                   142,347
AIM VI Cap Dev, Ser II          AIM V.I. Capital Development Fund, Series II Shares                                  299,161
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares                                        33,868,102
AIM VI Core Eq, Ser II          AIM V.I. Core Equity Fund, Series II Shares                                          348,303
AIM VI Intl Gro, Ser I          AIM V.I. International Growth Fund, Series I Shares                                  127,567
AIM VI Mid Cap Core Eq, Ser II  AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                1,239,638
AB VPS Bal Shares, Cl B         AllianceBernstein VPS Balanced Shares Portfolio (Class B)                          1,060,977
AB VPS Global Tech, Cl B        AllianceBernstein VPS Global Technology Portfolio (Class B)                          409,592
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)                        3,520,086
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)                     47,559,654
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                           803,284
AB VPS U.S. Govt/Hi Gr, Cl B    AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio (Class B)      406,807
AC VP Inc & Gro, Cl I           American Century VP Income & Growth, Class I                                          46,011
AC VP Inflation Prot, Cl II     American Century VP Inflation Protection, Class II                                44,733,866
AC VP Intl, Cl II               American Century VP International, Class II                                           24,465
AC VP Ultra, Cl II              American Century VP Ultra(R), Class II                                            78,053,548
AC VP Val, Cl I                 American Century VP Value, Class I                                                   243,314
AC VP Val, Cl II                American Century VP Value, Class II                                                  176,262
Baron Cap Asset, Ins            Baron Capital Asset Fund - Insurance Shares                                           31,585
Col Asset Alloc, VS Cl A        Columbia Asset Allocation Fund, Variable Series, Class A                              65,396
Col Federal Sec, VS Cl A        Columbia Federal Securities Fund, Variable Series, Class A                           127,753
Col Hi Yield, VS Cl A           Columbia High Yield Fund, Variable Series, Class A                                   681,234
Col Hi Yield, VS Cl B           Columbia High Yield Fund, Variable Series, Class B                                51,555,351
Col Lg Cap Gro, VS Cl A         Columbia Large Cap Growth Fund, Variable Series, Class A                              16,861
Col Sm Cap Val, VS Cl B         Columbia Small Cap Value Fund, Variable Series, Class B                              105,175
Col Sm Co Gro, VS Cl A          Columbia Small Company Growth Fund, Variable Series, Class A                             915
CS Mid-Cap Core                 Credit Suisse Trust - Mid-Cap Core Portfolio                                          19,300
Drey IP MidCap Stock, Serv      Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares                  36,448
Drey IP Tech Gro, Serv          Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares         20,202,531
Drey Soc Resp Gro, Init         The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares                    95,867
----------------------------------------------------------------------------------------------------------------------------



302 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                           FUND                                                                              PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
Drey VIF Appr, Serv                  Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares          $     22,786
Drey VIF Disc Stock, Init            Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares            2,178
Drey VIF Intl Val, Serv              Dreyfus Variable Investment Fund International Value Portfolio, Service Shares      1,033,171
Drey VIF Sm Co Stock, Init           Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares          8,316
EG VA Bal, Cl 2                      Evergreen VA Balanced Fund - Class 2                                                  301,527
EG VA Core Bond, Cl 2                Evergreen VA Core Bond Fund - Class 2                                              12,320,182
EG VA Fundamental Lg Cap, Cl 1       Evergreen VA Fundamental Large Cap Fund - Class 1                                     227,617
EG VA Fundamental Lg Cap, Cl 2       Evergreen VA Fundamental Large Cap Fund - Class 2                                   4,672,507
EG VA Gro, Cl 2                      Evergreen VA Growth Fund - Class 2                                                  3,211,227
EG VA Hi Inc, Cl 2                   Evergreen VA High Income Fund - Class 2                                             7,846,287
EG VA Intl Eq, Cl 1                  Evergreen VA International Equity Fund - Class 1                                    1,336,476
EG VA Intl Eq, Cl 2                  Evergreen VA International Equity Fund - Class 2                                    9,646,156
EG VA Omega, Cl 1                    Evergreen VA Omega Fund - Class 1                                                      92,094
EG VA Omega, Cl 2                    Evergreen VA Omega Fund - Class 2                                                   8,085,858
EG VA Special Val, Cl 1              Evergreen VA Special Values Fund - Class 1                                          2,418,198
EG VA Special Val, Cl 2              Evergreen VA Special Values Fund - Class 2                                          3,637,103
EG VA Strategic Inc, Cl 1            Evergreen VA Strategic Income Fund - Class 1                                        1,869,055
EG VA Strategic Inc, Cl 2            Evergreen VA Strategic Income Fund - Class 2                                       10,498,394
Fid VIP Bal, Serv Cl                 Fidelity(R) VIP Balanced Portfolio Service Class                                       31,915
Fid VIP Bal, Serv Cl 2               Fidelity(R) VIP Balanced Portfolio Service Class 2                                     50,232
Fid VIP Contrafund, Serv Cl          Fidelity(R) VIP Contrafund(R) Portfolio Service Class                               3,366,783
Fid VIP Contrafund, Serv Cl 2        Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                           234,671,337
Fid VIP Dyn Appr, Serv Cl 2          Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                775,554
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class                               594,135
Fid VIP Gro & Inc, Serv Cl 2         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                              53,974
Fid VIP Gro, Serv Cl                 Fidelity(R) VIP Growth Portfolio Service Class                                         13,312
Fid VIP Gro, Serv Cl 2               Fidelity(R) VIP Growth Portfolio Service Class 2                                      720,051
Fid VIP Hi Inc, Serv Cl              Fidelity(R) VIP High Income Portfolio Service Class                                   825,286
Fid VIP Hi Inc, Serv Cl 2            Fidelity(R) VIP High Income Portfolio Service Class 2                                 931,866
Fid VIP Invest Gr, Serv Cl 2         Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                    30,494,807
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                                     6,191,139
Fid VIP Mid Cap, Serv Cl 2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  48,808,009
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                                      298,370
Fid VIP Overseas, Serv Cl 2          Fidelity(R) VIP Overseas Portfolio Service Class 2                                  9,493,487
FTVIPT Frank Inc Sec, Cl 2           FTVIPT Franklin Income Securities Fund - Class 2                                    7,325,702
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2                        3,051,224
FTVIPT Frank Rising Divd, Cl 2       FTVIPT Franklin Rising Dividends Securities Fund - Class 2                            280,990
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           2,044,294
FTVIPT Frank Sm Mid Cap Gro, Cl 2    FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                      1,016,520
FTVIPT Mutual Shares Sec, Cl 2       FTVIPT Mutual Shares Securities Fund - Class 2                                     56,099,004
FTVIPT Temp Dev Mkts Sec, Cl 2       FTVIPT Templeton Developing Markets Securities Fund - Class 2                         628,754
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                                  3,705,711
FTVIPT Temp Global Inc, Cl 2         FTVIPT Templeton Global Income Securities Fund - Class 2                           74,623,959
FTVIPT Temp Gro Sec, Cl 2            FTVIPT Templeton Growth Securities Fund - Class 2                                   1,298,829
GS VIT Cap Gro, Inst                 Goldman Sachs VIT Capital Growth Fund - Institutional Shares                           23,677
GS VIT Strategic Intl Eq, Inst       Goldman Sachs VIT Strategic International Equity Fund - Institutional Shares          176,411
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                        75,581,606
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                1,144,668
Janus Aspen Bal, Inst                Janus Aspen Series Balanced Portfolio: Institutional Shares                           232,628
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                         42,781
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares                     930,202
Janus Aspen Lg Cap Gro, Serv         Janus Aspen Series Large Cap Growth Portfolio: Service Shares                          82,348
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                            14,711
Janus Aspen World Gro, Inst          Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                    63,092
JPM U.S. Lg Cap Core Eq              JPMorgan U.S. Large Cap Core Equity Portfolio                                          68,796
Lazard Retire U.S. Strategic, Serv   Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares                     27,474
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares                     144,808
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                                  393,918
MFS Inv Trust, Init Cl               MFS(R) Investors Trust Series - Initial Class                                         214,549
MFS Inv Trust, Serv Cl               MFS(R) Investors Trust Series - Service Class                                          82,070
MFS New Dis, Init Cl                 MFS(R) New Discovery Series - Initial Class                                           295,277
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                           334,819
MFS Research, Init Cl                MFS(R) Research Series - Initial Class                                                 50,844
MFS Total Return, Init Cl            MFS(R) Total Return Series - Initial Class                                             43,523
MFS Total Return, Serv Cl            MFS(R) Total Return Series - Service Class                                          9,667,981
MFS Utilities, Init Cl               MFS(R) Utilities Series - Initial Class                                             1,554,182
----------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 303

SUBACCOUNT                           FUND                                                                              PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
MFS Utilities, Serv Cl               MFS(R) Utilities Series - Service Class                                          $  1,275,000
OpCap Eq                             OpCap Equity Portfolio                                                                111,246
OpCap Managed                        OpCap Managed Portfolio                                                               578,765
OpCap Sm Cap                         OpCap Small Cap Portfolio                                                             271,210
Oppen Cap Appr VA                    Oppenheimer Capital Appreciation Fund/VA                                               90,153
Oppen Cap Appr VA, Serv              Oppenheimer Capital Appreciation Fund/VA, Service Shares                           20,422,089
Oppen Global Sec VA                  Oppenheimer Global Securities Fund/VA                                                  32,334
Oppen Global Sec VA, Serv            Oppenheimer Global Securities Fund/VA, Service Shares                               4,921,786
Oppen Hi Inc VA                      Oppenheimer High Income Fund/VA                                                       213,997
Oppen Hi Inc VA, Serv                Oppenheimer High Income Fund/VA, Service Shares                                       823,405
Oppen Main St VA                     Oppenheimer Main Street Fund/VA                                                        29,891
Oppen Main St Sm Cap VA, Serv        Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           1,233,192
Oppen Strategic Bond VA              Oppenheimer Strategic Bond Fund/VA                                                     34,875
Oppen Strategic Bond VA, Serv        Oppenheimer Strategic Bond Fund/VA, Service Shares                                 72,334,714
Put VT Div Inc, Cl IA                Putnam VT Diversified Income Fund - Class IA Shares                                   212,085
Put VT Div Inc, Cl IB                Putnam VT Diversified Income Fund - Class IB Shares                                   195,595
Put VT Global Eq, Cl IA              Putnam VT Global Equity Fund - Class IA Shares                                         13,033
Put VT Gro & Inc, Cl IA              Putnam VT Growth and Income Fund - Class IA Shares                                    418,165
Put VT Gro & Inc, Cl IB              Putnam VT Growth and Income Fund - Class IB Shares                                  1,206,960
Put VT Hlth Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares                                      401,666
Put VT Hi Yield, Cl IA               Putnam VT High Yield Fund - Class IA Shares                                           138,064
Put VT Hi Yield, Cl IB               Putnam VT High Yield Fund - Class IB Shares                                           108,358
Put VT Inc, Cl IB                    Putnam VT Income Fund - Class IB Shares                                                58,054
Put VT Intl Eq, Cl IB                Putnam VT International Equity Fund - Class IB Shares                               2,742,176
Put VT Intl Gro & Inc, Cl IB         Putnam VT International Growth and Income Fund - Class IB Shares                          136
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares                      198,705
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                                      8,199
Put VT Research, Cl IB               Putnam VT Research Fund - Class IB Shares                                              11,498
Put VT Sm Cap Val, Cl IB             Putnam VT Small Cap Value Fund - Class IB Shares                                   33,227,703
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                                370,391
Put VT Voyager, Cl IA                Putnam VT Voyager Fund - Class IA Shares                                                6,641
Put VT Voyager, Cl IB                Putnam VT Voyager Fund - Class IB Shares                                                9,777
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                                   1,724,104
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                           24,249,032
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                         154,916,192
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                149,866,405
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                          42,866,819
RVS VP Global Inflation Prot Sec     RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    113,344,245
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                                        45,559
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                           25,415,303
RVS VP Inc Opp                       RiverSource(R) Variable Portfolio - Income Opportunities Fund                      41,594,050
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund                    186,546
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund                          25,115,216
RVS VP Lg Cap Val                    RiverSource(R) Variable Portfolio - Large Cap Value Fund                               26,429
RVS VP Mid Cap Gro                   RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                             4,798,848
RVS VP S&P 500                       RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              2,581,965
RVS VP Select Val                    RiverSource(R) Variable Portfolio - Select Value Fund                                  17,634
RVS VP Short Duration                RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund            13,617,808
RVS VP Sm Cap Adv                    RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                          978,635
RVS VP Sm Cap Val                    RiverSource(R) Variable Portfolio - Small Cap Value Fund                           29,090,072
Royce Micro-Cap, Invest Cl           Royce Micro-Cap Portfolio - Investment Class                                          488,118
Royce Sm-Cap, Invest Cl              Royce Small-Cap Portfolio - Investment Class                                          213,416
STI CVT Cap Appr                     STI Classic Variable Trust Capital Appreciation Fund                                1,388,898
STI CVT Intl Eq                      STI Classic Variable Trust International Equity Fund                                1,119,170
STI CVT Invest Gr Bond               STI Classic Variable Trust Investment Grade Bond Fund                                 106,364
STI CVT Lg Cap Relative Val          STI Classic Variable Trust Large Cap Relative Value Fund                            3,157,381
STI CVT Lg Cap Val Eq                STI Classic Variable Trust Large Cap Value Equity Fund                                 14,421
STI CVT Mid-Cap Eq                   STI Classic Variable Trust Mid-Cap Equity Fund                                         39,874
STI CVT Sm Cap Val Eq                STI Classic Variable Trust Small Cap Value Equity Fund                              2,809,319
Third Ave Val                        Third Avenue Value Portfolio                                                          917,355
VanK LIT Comstock, Cl II             Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares              136,660,656
VanK LIT Gro & Inc, Cl II            Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares         906,216
VanK UIF U.S. Real Est, Cl I         Van Kampen UIF U.S. Real Estate Portfolio, Class I Shares                             396,015
VanK UIF U.S. Real Est, Cl II        Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares                          1,870,358
Wanger Intl Sm Cap                   Wanger International Small Cap                                                     33,258,582
Wanger U.S. Sm Co                    Wanger U.S. Smaller Companies                                                      19,567,391
----------------------------------------------------------------------------------------------------------------------------------



304 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                           FUND                                                                               PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
WF Adv VT Asset Alloc                Wells Fargo Advantage VT Asset Allocation Fund                                   $  1,486,917
WF Adv VT C&B Lg Cap Val             Wells Fargo Advantage VT C&B Large Cap Value Fund                                   1,010,708
WF Adv VT Eq Inc                     Wells Fargo Advantage VT Equity Income Fund                                         1,058,517
WF Adv VT Intl Core                  Wells Fargo Advantage VT International Core Fund                                      679,079
WF Adv VT Lg Co Core                 Wells Fargo Advantage VT Large Company Core Fund                                      286,972
WF Adv VT Lg Co Gro                  Wells Fargo Advantage VT Large Company Growth Fund                                 13,483,817
WF Adv VT Money Mkt                  Wells Fargo Advantage VT Money Market Fund                                          6,602,510
WF Adv VT Sm Cap Gro                 Wells Fargo Advantage VT Small Cap Growth Fund                                        510,617
WF Adv VT Total Return Bond          Wells Fargo Advantage VT Total Return Bond Fund                                    39,337,029
----------------------------------------------------------------------------------------------------------------------------------



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2006:



               AIM VI       AIM VI      AIM VI      AIM VI     AIM VI
              BASIC VAL,   CAP APPR,   CAP APPR,   CAP DEV,   CAP DEV,
PRICE LEVEL    SER II        SER I       SER II      SER I     SER II
              --------------------------------------------------------
1.00%          $1.28         $0.79       $1.47       $  --     $1.43
1.05%           1.06            --        0.99          --      1.01
1.10%           1.28          0.78        1.46          --      1.42
1.15%           1.25          0.96        1.20          --      1.37
1.20%           1.36          0.65        1.22          --      1.47
1.25%             --            --          --          --        --
1.25%           1.27          0.96        1.45          --      1.41
1.30%           1.72            --        1.54          --      1.92
1.35%           1.26          0.77        1.45          --      1.40
1.40%             --            --          --          --        --
1.40%           1.58          1.07        1.18        1.80      1.76
1.45%           1.35          0.64        1.21          --      1.45
1.50%           1.58          0.64        1.18        1.28      1.75
1.55%           1.70            --        1.52          --      1.90
1.60%           1.57          0.70        1.17        1.27      1.75
1.65%           1.69          0.63        1.52          --      1.89
1.70%           1.56          0.63        1.16          --      1.74
1.75%           1.34            --        1.20          --      1.44
1.80%           1.55          1.54        1.16          --      1.73
1.85%           1.68            --        1.50          --      1.88
1.90%           1.23            --        1.18          --      1.35
1.95%           1.23            --          --          --      1.35
2.00%           1.23            --        1.17          --      1.34
2.05%           1.22            --        1.17          --      1.34
2.10%           1.22            --        1.17          --      1.34
2.15%           1.22            --        1.17          --      1.34
2.20%           1.22            --        1.17          --      1.34
----------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 305

               AIM VI     AIM VI     AIM VI         AIM VI             AB VPS
              CORE EQ,   CORE EQ,   INTL GRO,   MID CAP CORE EQ,   BAL SHARES,
PRICE LEVEL     SER I     SER II     SER I         SER II             CL B
              ----------------------------------------------------------------
1.00%           $1.08      $1.08      $  --          $  --             $1.30
1.05%              --         --         --           1.04              1.08
1.10%            1.08       1.08         --             --              1.30
1.15%            1.08         --         --           1.26              1.21
1.20%            1.08       1.08         --           1.04              1.27
1.25%              --         --         --             --                --
1.25%            1.08       1.08         --           1.04              1.29
1.30%              --       1.08         --           1.25              1.43
1.35%            1.08       1.08         --           1.25              1.28
1.40%              --         --         --             --                --
1.40%            1.45       1.08       1.85           1.04              1.39
1.45%            1.08       1.08         --           1.25              1.26
1.50%            1.08       1.08         --           1.25              1.26
1.55%              --       1.08         --           1.24              1.42
1.60%            1.08       1.08         --           1.04              1.38
1.65%            1.08       1.08         --           1.24              1.38
1.70%            1.08       1.08         --           1.24              1.19
1.75%              --       1.08         --           1.24              1.25
1.80%            1.08       1.08         --           1.24              1.19
1.85%              --       1.08         --           1.23              1.37
1.90%              --         --         --           1.23              1.19
1.95%              --         --         --           1.23              1.18
2.00%              --         --         --           1.23              1.18
2.05%              --         --         --           1.23              1.18
2.10%              --         --         --           1.23              1.18
2.15%              --         --         --           1.22              1.18
2.20%              --         --         --           1.22              1.18
------------------------------------------------------------------------------



306 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 AB VPS        AB VPS       AB VPS      AB VPS          AB VPS
              GLOBAL TECH,   GRO & INC,   INTL VAL,   LG CAP GRO,   U.S. GOVT/HI GR,
PRICE LEVEL       CL B           CL B       CL B        CL B          CL B
              ----------------------------------------------------------------------
1.00%             $0.48        $1.28        $  --       $0.66             $  --
1.05%                --         1.11         1.12          --                --
1.10%              0.48         1.28           --        0.65                --
1.15%                --         1.29         1.85          --                --
1.20%              1.14         1.41         1.12        1.22                --
1.25%                --           --           --          --                --
1.25%              0.47         1.26         1.12        0.65                --
1.30%              1.60         1.74         1.84        1.48                --
1.35%              0.47         1.25         1.84        0.64                --
1.40%                --           --           --          --                --
1.40%              0.73         1.62         1.83        0.77              1.31
1.45%              1.13         1.40         1.83        1.21                --
1.50%              0.44         1.62         1.83        0.64              1.21
1.55%              1.59         1.72         1.83        1.47                --
1.60%              0.47         1.61         1.82        0.68              1.30
1.65%              1.58         1.71         1.82        1.46                --
1.70%              1.50         1.60         1.82        1.31                --
1.75%              1.12         1.39         1.82        1.20                --
1.80%              1.49         1.58         1.81        1.31                --
1.85%              1.57         1.70         1.81        1.45                --
1.90%                --         1.27         1.81          --                --
1.95%                --         1.27         1.81          --                --
2.00%                --         1.27         1.80          --                --
2.05%                --         1.26         1.80          --                --
2.10%                --         1.26         1.80          --                --
2.15%                --         1.26         1.80          --                --
2.20%                --         1.26         1.80          --                --
------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 307

                AC VP              AC VP       AC VP   AC VP   AC VP
              INC & GRO,     INFLATION PROT,   INTL,   ULTRA,   VAL,
PRICE LEVEL      CL I             CL II        CL II   CL II    CL I
              ------------------------------------------------------
1.00%           $  --             $  --        $  --   $  --   $  --
1.05%              --              1.02         1.08    0.97      --
1.10%              --                --           --      --      --
1.15%              --              1.06         1.55    1.03      --
1.20%              --              1.02         1.08    0.96      --
1.25%              --                --           --      --      --
1.25%              --              1.02         1.08    0.96      --
1.30%              --              1.06         1.54    1.02      --
1.35%              --              1.06         1.54    1.02      --
1.40%              --                --           --      --      --
1.40%            1.56              1.06         1.08    0.96    2.13
1.45%              --              1.06         1.54    1.02      --
1.50%              --              1.05         1.53    1.02      --
1.55%              --              1.05         1.53    1.02      --
1.60%              --              1.05         1.08    0.96      --
1.65%              --              1.05         1.53    1.01      --
1.70%              --              1.05         1.53    1.01      --
1.75%              --              1.05         1.52    1.01      --
1.80%              --              1.05         1.52    1.01      --
1.85%              --              1.04         1.52    1.01      --
1.90%              --              1.04         1.52    1.01      --
1.95%              --              1.04         1.52    1.00      --
2.00%              --              1.04         1.51    1.00      --
2.05%              --              1.04         1.51    1.00      --
2.10%              --              1.04         1.51    1.00      --
2.15%              --              1.04         1.51    1.00      --
2.20%              --              1.03         1.50    1.00      --
--------------------------------------------------------------------



308 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

              AC VP      BARON          COL            COL          COL
               VAL,   CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,   HI YIELD,
PRICE LEVEL   CL II       INS         VS CL A        VS CL A      VS CL A
              ------------------------------------------------------------
1.00%         $  --      $  --         $  --          $  --        $  --
1.05%          1.12         --            --             --           --
1.10%            --         --            --             --           --
1.15%          1.33         --          1.52           1.08         1.07
1.20%          1.12         --            --             --           --
1.25%            --         --            --             --           --
1.25%          1.12         --          1.51           1.08         1.07
1.30%          1.32         --            --             --           --
1.35%          1.32         --            --             --           --
1.40%            --         --            --             --           --
1.40%          1.32       1.97            --             --           --
1.45%          1.32         --            --             --           --
1.50%          1.32       1.64            --             --           --
1.55%          1.31         --            --             --           --
1.60%          1.31       1.64            --             --           --
1.65%          1.31         --            --             --           --
1.70%          1.31         --            --             --           --
1.75%          1.31         --            --             --           --
1.80%          1.30         --            --             --           --
1.85%          1.30         --            --             --           --
1.90%          1.30         --            --             --           --
1.95%          1.30         --            --             --           --
2.00%          1.30         --            --             --           --
2.05%          1.30         --            --             --           --
2.10%          1.29         --            --             --           --
2.15%          1.29         --            --             --           --
2.20%          1.29         --            --             --           --
--------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 309

                 COL          COL           COL           COL         CS
              HI YIELD,   LG CAP GRO,   SM CAP VAL,   SM CO GRO,   MID-CAP
PRICE LEVEL    VS CL B      VS CL A       VS CL B       VS CL A      CORE
              ------------------------------------------------------------
1.00%           $  --        $  --         $  --        $  --       $  --
1.05%            1.07           --          1.04           --          --
1.10%              --           --            --           --          --
1.15%            1.07         1.13          1.44         1.87          --
1.20%            1.07           --          1.04           --          --
1.25%              --           --            --           --          --
1.25%            1.07         1.13          1.03         1.86          --
1.30%            1.07           --          1.44           --          --
1.35%            1.07           --          1.43           --          --
1.40%              --           --            --           --          --
1.40%            1.07           --          1.03           --        1.23
1.45%            1.07           --          1.43           --          --
1.50%            1.07           --          1.43           --        0.89
1.55%            1.07           --          1.43           --          --
1.60%            1.07           --          1.03           --        0.79
1.65%            1.07           --          1.42           --          --
1.70%            1.07           --          1.42           --          --
1.75%            1.06           --          1.42           --          --
1.80%            1.06           --          1.42           --          --
1.85%            1.06           --          1.41           --          --
1.90%            1.06           --          1.41           --          --
1.95%            1.06           --          1.41           --          --
2.00%            1.06           --          1.41           --          --
2.05%            1.06           --          1.41           --          --
2.10%            1.06           --          1.41           --          --
2.15%            1.06           --          1.40           --          --
2.20%            1.06           --          1.40           --          --
--------------------------------------------------------------------------



310 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 DREY IP        DREY IP     DREY SOC   DREY VIF     DREY VIF
              MIDCAP STOCK,    TECH GRO,   RESP GRO,     APPR,    DISC STOCK,
PRICE LEVEL        SERV           SERV        INIT       SERV         INIT
              ---------------------------------------------------------------
1.00%             $  --          $  --       $  --       $  --       $  --
1.05%              0.98           0.98          --        1.12          --
1.10%                --             --          --          --          --
1.15%              1.30           1.09          --        1.22          --
1.20%              0.98           0.98        0.70        1.12          --
1.25%                --             --          --          --          --
1.25%              0.98           0.97        0.70        1.11          --
1.30%              1.30           1.08          --        1.21          --
1.35%              1.29           1.08          --        1.21          --
1.40%                --             --          --          --          --
1.40%              0.98           1.08        0.83        1.21        1.03
1.45%              1.29           1.08        0.69        1.21          --
1.50%              1.29           1.08        0.69        1.21          --
1.55%              1.29           1.08          --        1.21          --
1.60%              0.98           1.07        1.47        1.20          --
1.65%              1.28           1.07        0.68        1.20          --
1.70%              1.28           1.07        0.68        1.20          --
1.75%              1.28           1.07          --        1.20          --
1.80%              1.28           1.07        1.46        1.20          --
1.85%              1.28           1.07          --        1.20          --
1.90%              1.27           1.07          --        1.19          --
1.95%              1.27           1.06          --        1.19          --
2.00%              1.27           1.06          --        1.19          --
2.05%              1.27           1.06          --        1.19          --
2.10%              1.27           1.06          --        1.19          --
2.15%              1.27           1.06          --        1.19          --
2.20%              1.26           1.06          --        1.18          --
-----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 311

               DREY VIF     DREY VIF     EG VA      EG VA         EG VA
              INTL VAL,   SM CO STOCK,    BAL,   CORE BOND,    FUNDAMENTAL
PRICE LEVEL      SERV         INIT        CL 2      CL 2      LG CAP, CL 1
              ------------------------------------------------------------
1.00%           $  --        $  --       $1.36      $1.14         $1.28
1.05%            1.07           --          --         --            --
1.10%              --           --        1.35       1.14          1.27
1.15%            1.53           --          --       1.07            --
1.20%            1.06           --        1.22       1.08            --
1.25%              --           --          --         --            --
1.25%            1.06           --        1.34       1.13          1.25
1.30%            1.52           --        1.36       1.09            --
1.35%            1.52           --        1.33       1.12          1.25
1.40%              --           --          --         --            --
1.40%            1.06         1.68        1.33       1.12            --
1.45%            1.52           --        1.21       1.07            --
1.50%            1.51           --        1.33       1.12            --
1.55%            1.51           --        1.34       1.08            --
1.60%            1.06           --        1.32       1.11            --
1.65%            1.51           --        1.34       1.07            --
1.70%            1.51           --        1.31       1.11            --
1.75%            1.50           --        1.20       1.06            --
1.80%            1.50           --        1.31       1.10            --
1.85%            1.50           --        1.33       1.06            --
1.90%            1.50           --          --       1.05            --
1.95%            1.50           --          --         --            --
2.00%            1.49           --          --       1.05            --
2.05%            1.49           --          --       1.05            --
2.10%            1.49           --          --       1.04            --
2.15%            1.49           --          --       1.04            --
2.20%            1.49           --          --       1.04            --
--------------------------------------------------------------------------



312 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  EG VA      EG VA     EG VA      EG VA      EG VA
               FUNDAMENTAL    GRO,    HI INC,   INTL EQ,   INTL EQ,
PRICE LEVEL   LG CAP, CL 2    CL 2      CL 2      CL 1       CL 2
              -----------------------------------------------------
1.00%             $1.59       $1.76    $1.40      $1.73      $1.98
1.05%                --          --       --         --         --
1.10%              1.59        1.75     1.40       1.72       1.97
1.15%              1.31        1.29     1.13         --       1.60
1.20%              1.36        1.30     1.18         --       1.75
1.25%                --          --       --         --         --
1.25%              1.58        1.74     1.39       1.72       1.96
1.30%              1.68        1.80     1.32         --       2.19
1.35%              1.57        1.73     1.38       1.71       1.95
1.40%                --          --       --         --         --
1.40%              1.57        1.73     1.38         --       1.95
1.45%              1.35        1.29     1.17         --       1.74
1.50%              1.56        1.72     1.37         --       1.94
1.55%              1.67        1.78     1.31         --       2.17
1.60%              1.55        1.71     1.37         --       1.93
1.65%              1.66        1.77     1.30         --       2.16
1.70%              1.55        1.70     1.36         --       1.92
1.75%              1.34        1.28     1.16         --       1.72
1.80%              1.54        1.69     1.36         --       1.91
1.85%              1.65        1.76     1.29         --       2.15
1.90%              1.28        1.27     1.11         --       1.57
1.95%                --          --       --         --         --
2.00%              1.28        1.26     1.11         --       1.56
2.05%              1.27        1.26     1.11         --       1.56
2.10%              1.27        1.26     1.11         --       1.56
2.15%              1.27        1.26     1.10         --       1.56
2.20%              1.27        1.26     1.10         --       1.55
-------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 313

               EG VA    EG VA      EG VA          EG VA          EG VA
              OMEGA,   OMEGA,   SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,
PRICE LEVEL    CL 1     CL 2        CL 1           CL 2           CL 1
              ------   ------   ------------   ------------   --------------
1.00%          $0.81    $1.52      $2.39          $1.91           $1.60
1.05%             --       --         --             --              --
1.10%           0.80     1.51       2.38           1.90            1.59
1.15%             --     1.12         --           1.50              --
1.20%             --     1.15         --           1.64              --
1.25%             --       --         --             --              --
1.25%           0.80     1.50       2.35           1.89            1.57
1.30%             --     1.58         --           2.03              --
1.35%           0.79     1.49       2.34           1.88            1.56
1.40%             --       --         --             --              --
1.40%             --     1.49         --           1.87              --
1.45%             --     1.14         --           1.63              --
1.50%             --     1.48         --           1.86              --
1.55%             --     1.57         --           2.01              --
1.60%             --     1.48         --           1.86              --
1.65%             --     1.56         --           2.01              --
1.70%             --     1.47         --           1.85              --
1.75%             --     1.13         --           1.61              --
1.80%             --     1.46         --           1.84              --
1.85%             --     1.55         --           1.99              --
1.90%             --     1.10         --           1.47              --
1.95%             --       --         --             --              --
2.00%             --     1.10         --           1.47              --
2.05%             --     1.10         --           1.46              --
2.10%             --     1.09         --           1.46              --
2.15%             --     1.09         --           1.46              --
2.20%             --     1.09         --           1.46              --
----------------------------------------------------------------------------



314 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                   EG VA       FID VIP    FID VIP      FID VIP       FID VIP
              STRATEGIC INC,     BAL,       BAL,     CONTRAFUND,   CONTRAFUND,
PRICE LEVEL        CL 2        SERV CL   SERV CL 2     SERV CL      SERV CL 2
              ----------------------------------------------------------------
1.00%              $1.37        $  --      $  --        $1.41         $1.59
1.05%                 --           --         --           --          1.03
1.10%               1.37           --         --         1.40          1.59
1.15%               1.11         1.18         --           --          1.41
1.20%               1.13           --         --           --          1.50
1.25%                 --           --         --           --            --
1.25%               1.36         1.17         --         1.38          1.57
1.30%               1.24           --         --           --          1.88
1.35%               1.35           --         --         1.37          1.57
1.40%                 --           --         --           --            --
1.40%               1.35           --       1.25           --          1.76
1.45%               1.12           --         --           --          1.49
1.50%               1.34           --       1.21           --          1.75
1.55%               1.23           --         --           --          1.86
1.60%               1.34           --       1.24           --          1.74
1.65%               1.22           --         --           --          1.85
1.70%               1.33           --       1.20           --          1.74
1.75%               1.11           --         --           --          1.48
1.80%               1.32           --       1.19           --          1.72
1.85%               1.21           --         --           --          1.84
1.90%               1.09           --         --           --          1.38
1.95%                 --           --         --           --          1.38
2.00%               1.09           --         --           --          1.38
2.05%               1.09           --         --           --          1.38
2.10%               1.09           --         --           --          1.38
2.15%               1.08           --         --           --          1.38
2.20%               1.08           --         --           --          1.37
------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 315

               FID VIP      FID VIP      FID VIP    FID VIP    FID VIP
              DYN APPR,   GRO & INC,   GRO & INC,     GRO,       GRO,
PRICE LEVEL   SERV CL 2     SERV CL     SERV CL 2   SERV CL   SERV CL 2
              ---------------------------------------------------------
1.00%           $  --        $  --        $  --      $  --      $1.10
1.05%              --           --           --         --       1.01
1.10%              --           --           --         --       1.10
1.15%              --         1.10           --       0.85       1.14
1.20%            1.44           --           --         --       1.15
1.25%              --           --           --         --         --
1.25%            1.44         1.09           --       0.84       1.09
1.30%              --           --           --         --       1.50
1.35%              --           --           --         --       1.09
1.40%              --           --           --         --         --
1.40%            1.43         1.11         1.25         --       1.06
1.45%            1.42           --           --         --       1.14
1.50%            1.42         1.09         1.25         --       1.05
1.55%              --           --           --         --       1.48
1.60%            1.69         1.11         1.24         --       1.04
1.65%            1.41           --           --         --       1.48
1.70%            1.40           --         1.25         --       1.04
1.75%              --           --           --         --       1.13
1.80%            1.68           --         1.23         --       1.03
1.85%              --           --           --         --       1.47
1.90%              --           --           --         --       1.11
1.95%              --           --           --         --       1.11
2.00%              --           --           --         --       1.11
2.05%              --           --           --         --       1.11
2.10%              --           --           --         --       1.11
2.15%              --           --           --         --       1.11
2.20%              --           --           --         --       1.10
-----------------------------------------------------------------------



316 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

              FID VIP    FID VIP      FID VIP     FID VIP    FID VIP
              HI INC,    HI INC,    INVEST GR,   MID CAP,    MID CAP,
PRICE LEVEL   SERV CL   SERV CL 2    SERV CL 2    SERV CL   SERV CL 2
              -------------------------------------------------------
1.00%          $1.12      $  --        $  --       $2.28      $1.86
1.05%             --         --         1.04          --       0.99
1.10%           1.12         --           --        2.26       1.86
1.15%             --         --         1.07        3.06       1.58
1.20%             --       1.40         1.04          --       2.06
1.25%             --         --           --          --         --
1.25%           1.11       1.39         1.04        3.03       2.06
1.30%             --         --         1.07          --       2.21
1.35%           1.10         --         1.07        2.23       1.83
1.40%             --         --           --          --         --
1.40%             --       1.38         1.04        3.02       2.04
1.45%             --       1.38         1.07          --       2.03
1.50%             --       1.37         1.06        2.09       2.03
1.55%             --         --         1.06          --       2.19
1.60%             --       1.43         1.04        2.08       1.91
1.65%             --       1.36         1.06          --       2.01
1.70%             --       1.36         1.06          --       2.00
1.75%             --         --         1.06          --       1.68
1.80%             --       1.42         1.06          --       1.90
1.85%             --         --         1.05          --       2.16
1.90%             --         --         1.05          --       1.55
1.95%             --         --         1.05          --       1.54
2.00%             --         --         1.05          --       1.54
2.05%             --         --         1.05          --       1.54
2.10%             --         --         1.05          --       1.54
2.15%             --         --         1.05          --       1.54
2.20%             --         --         1.04          --       1.53
---------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 317

               FID VIP    FID VIP    FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK
              OVERSEAS    OVERSEAS      INC SEC     GLOBAL REAL EST,   RISING DIVD,
PRICE LEVEL    SERV CL   SERV CL 2       CL 2             CL 2             CL 2
              ---------------------------------------------------------------------
1.00%           $  --      $1.64         $  --            $2.20            $  --
1.05%              --       1.05          1.11             1.15             1.07
1.10%              --       1.63            --             2.19               --
1.15%              --       1.51          1.32             1.81             1.30
1.20%              --       1.65          1.95             3.35             1.07
1.25%              --         --            --               --               --
1.25%              --       1.62          1.94             3.34             1.07
1.30%              --       2.23          1.32             2.43             1.29
1.35%              --       1.61          1.31             2.16             1.29
1.40%              --         --            --               --               --
1.40%            1.29       2.22          1.65             3.11             1.07
1.45%              --       1.64          1.64             2.92             1.29
1.50%            1.11       1.64          1.64             2.91             1.28
1.55%              --       2.21          1.31             2.40             1.28
1.60%            1.04       2.21          1.61             3.23             1.07
1.65%              --       2.20          1.62             2.88             1.28
1.70%              --       1.49          1.61             2.87             1.28
1.75%              --       1.62          1.30             1.81             1.28
1.80%              --       1.48          1.69             2.25             1.27
1.85%              --       2.18          1.30             2.31             1.27
1.90%              --       1.48          1.30             1.77             1.27
1.95%              --       1.48          1.29               --             1.27
2.00%              --       1.48          1.29             1.77             1.27
2.05%              --       1.47          1.29             1.76             1.27
2.10%              --       1.47          1.29             1.76             1.26
2.15%              --       1.47          1.29             1.76             1.26
2.20%              --       1.47          1.29             1.76             1.26
-----------------------------------------------------------------------------------



318 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

              FTVIPT FRANK     FTVIPT FRANK        FTVIPT          FTVIPT        FTVIPT
               SM CAP VAL,   SM MID CAP GRO,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
PRICE LEVEL       CL 2             CL 2          SEC, CL 2       SEC, CL 2     SEC, CL 2
              --------------------------------------------------------------------------
1.00%             $1.60           $0.89            $1.79           $2.35         $1.38
1.05%                --            0.99             1.09              --            --
1.10%              1.59            0.89             1.78            2.34          1.37
1.15%              2.59            1.19             1.88              --          1.46
1.20%              1.58            0.64             1.91              --          1.63
1.25%                --              --             1.90(1)           --          1.45(3)
1.25%              2.57            1.18             1.87(2)         2.31          1.35(4)
1.30%              2.08            1.69             1.78              --          2.05
1.35%              1.57            0.87             1.75            2.30          1.34
1.40%                --              --               --              --            --
1.40%              1.73            0.59             1.87              --          1.66
1.45%              1.56            0.63             1.78              --          1.62
1.50%              1.72            0.58             1.77              --          1.65
1.55%              2.06            1.67             1.77              --          2.03
1.60%              1.71            1.23             1.88              --          1.64
1.65%              1.54            0.58             1.75              --          2.02
1.70%              1.70            0.57             1.75              --          1.64
1.75%              1.59            1.23             1.49              --          1.60
1.80%              1.69            1.22             1.50              --          1.60
1.85%              2.04            1.65             1.75              --          2.00
1.90%                --            1.18             1.37              --            --
1.95%                --            1.18             1.37              --            --
2.00%                --            1.18             1.37              --            --
2.05%                --            1.17             1.37              --            --
2.10%                --            1.17             1.37              --            --
2.15%                --            1.17             1.36              --            --
2.20%                --            1.17             1.36              --            --
----------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 319

                   FTVIPT           FTVIPT        GS VIT        GS VIT         GS VIT
              TEMP GLOBAL INC,   TEMP GRO SEC,   CAP GRO,     STRATEGIC     MID CAP VAL,
PRICE LEVEL         CL 2              CL 2         INST     INTL EQ, INST       INST
              --------------------------------------------------------------------------
1.00%               $  --            $  --         $  --        $  --           $  --
1.05%                1.05             1.11            --           --            1.08
1.10%                  --               --            --           --              --
1.15%                1.24             1.46            --           --            1.54
1.20%                1.05             1.11            --           --            2.98
1.25%                  --               --            --           --              --
1.25%                1.05             1.11            --           --            2.97
1.30%                1.24             1.45            --           --            1.53
1.35%                1.24             1.45            --           --            1.53
1.40%                  --               --            --           --              --
1.40%                1.24             1.10          0.94         1.35            2.63
1.45%                1.23             1.45            --           --            2.93
1.50%                1.23             1.44          0.81         1.09            2.92
1.55%                1.23             1.44            --           --            1.52
1.60%                1.23             1.10          0.84         1.04            2.09
1.65%                1.23             1.44            --           --            2.89
1.70%                1.23             1.44            --           --            2.88
1.75%                1.22             1.44            --           --            1.51
1.80%                1.22             1.43            --           --            2.07
1.85%                1.22             1.43            --           --            1.51
1.90%                1.22             1.43            --           --            1.51
1.95%                1.22             1.43            --           --            1.50
2.00%                1.22             1.43            --           --            1.50
2.05%                1.21             1.42            --           --            1.50
2.10%                1.21             1.42            --           --            1.50
2.15%                1.21             1.42            --           --            1.50
2.20%                1.21             1.42            --           --            1.49
----------------------------------------------------------------------------------------



320 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 GS VIT      JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
              STRUCTD U.S.       BAL,      GLOBAL TECH,     INTL GRO,    LG CAP GRO,
PRICE LEVEL     EQ, INST        INST           SERV           SERV         SERV
              ----------------------------------------------------------------------
1.00%            $  --          $  --         $  --          $  --         $  --
1.05%               --             --            --             --            --
1.10%               --             --            --             --            --
1.15%               --             --          0.44             --          0.70
1.20%             1.05             --            --             --            --
1.25%               --             --            --             --            --
1.25%             1.05             --          0.44             --          0.70
1.30%               --             --            --             --            --
1.35%               --             --            --             --            --
1.40%               --             --            --             --            --
1.40%             1.13           1.98          0.41           1.29          0.65
1.45%             1.03             --            --             --            --
1.50%             1.03             --          0.41           1.28          0.65
1.55%               --             --            --             --            --
1.60%             1.05             --          0.41           1.16          0.64
1.65%             1.02             --            --             --            --
1.70%             1.02             --            --             --            --
1.75%               --             --            --             --            --
1.80%             1.75             --            --             --            --
1.85%               --             --            --             --            --
1.90%               --             --            --             --            --
1.95%               --             --            --             --            --
2.00%               --             --            --             --            --
2.05%               --             --            --             --            --
2.10%               --             --            --             --            --
2.15%               --             --            --             --            --
2.20%               --             --            --             --            --
------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 321

              JANUS ASPEN    JANUS ASPEN       JPM           LAZARD           LAZARD
              MID CAP GRO,    WORLD GRO,   U.S. LG CAP     RETIRE U.S.        RETIRE
PRICE LEVEL      SERV           INST         CORE EQ     STRATEGIC,SERV   INTL EQ, SERV
              ------------------------------------------------------------------------
1.00%            $   --        $   --         $  --          $  --          $  --
1.05%                --            --            --             --             --
1.10%                --            --            --             --             --
1.15%              0.64            --            --             --             --
1.20%                --            --            --             --             --
1.25%                --            --            --             --             --
1.25%              0.63            --            --             --             --
1.30%                --            --            --             --             --
1.35%                --            --            --             --             --
1.40%                --            --            --             --             --
1.40%              0.58          1.52          0.95           1.19           1.19
1.45%                --            --            --             --             --
1.50%              0.57            --          0.90           1.19           1.17
1.55%                --            --            --             --             --
1.60%              0.48            --          0.93           1.28           1.17
1.65%                --            --            --             --             --
1.70%                --            --            --             --             --
1.75%                --            --            --             --             --
1.80%                --            --            --             --             --
1.85%                --            --            --             --             --
1.90%                --            --            --             --             --
1.95%                --            --            --             --             --
2.00%                --            --            --             --             --
2.05%                --            --            --             --             --
2.10%                --            --            --             --             --
2.15%                --            --            --             --             --
2.20%                --            --            --             --             --
--------------------------------------------------------------------------------------



322 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                      MFS             MFS          MFS         MFS         MFS
                 INV GRO STOCK,   INV TRUST,   INV TRUST,   NEW DIS,    NEW DIS,
PRICE LEVEL          SERV CL        INIT CL      SERV CL     INIT CL     SERV CL
                 ---------------------------------------------------------------
1.00%                $0.72          $  --        $  --      $  --        $1.03
1.05%                 1.03             --           --         --         1.00
1.10%                 0.72             --           --         --         1.03
1.15%                 1.18           1.06         1.00       1.42         0.94
1.20%                 1.20           1.05           --         --         1.19
1.25%                   --             --           --         --           --
1.25%                 0.71           1.05         0.99       1.41         0.94
1.30%                 1.44             --           --         --         1.62
1.35%                 0.71             --           --         --         1.01
1.40%                   --             --           --         --           --
1.40%                 1.44           1.03         1.23       1.44         1.17
1.45%                 1.19           1.02           --         --         1.19
1.50%                 1.19           1.02         1.22       0.96         1.16
1.55%                 1.43             --           --         --         1.61
1.60%                 1.43           1.61         1.22       0.88         1.16
1.65%                 1.42           1.01           --         --         1.60
1.70%                 1.16           1.01         1.22         --         1.15
1.75%                 1.18             --           --         --         1.17
1.80%                 1.16           1.60         1.21         --         1.14
1.85%                 1.41             --           --         --         1.59
1.90%                 1.15             --           --         --         1.19
1.95%                 1.15             --           --         --         1.19
2.00%                 1.15             --           --         --         1.19
2.05%                 1.15             --           --         --         1.19
2.10%                 1.15             --           --         --         1.18
2.15%                 1.15             --           --         --         1.18
2.20%                 1.15             --           --         --         1.18
------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 323

                 MFS           MFS              MFS            MFS          MFS
              RESEARCH,   TOTAL RETURN,    TOTAL RETURN,   UTILITIES,   UTILITIES,
PRICE LEVEL    INIT CL       INIT CL          SERV CL        INIT CL      SERV CL
              --------------------------------------------------------------------
1.00%           $  --        $  --             $1.47         $  --        $2.26
1.05%              --           --              1.07            --         1.22
1.10%              --           --              1.46            --         2.25
1.15%              --         1.51              1.38          1.79         1.47
1.20%              --           --              1.29          1.38         2.09
1.25%              --           --                --            --           --
1.25%              --         1.50              1.38          1.77         1.46
1.30%              --           --              1.43            --         2.55
1.35%              --           --              1.43            --         2.22
1.40%              --           --                --            --           --
1.40%            1.02           --              1.29          1.85         2.16
1.45%              --           --              1.28          1.35         2.07
1.50%            0.84           --              1.29          1.23         2.15
1.55%              --           --              1.42            --         2.53
1.60%            0.88           --              1.28          1.42         2.09
1.65%              --           --              1.41          1.22         2.46
1.70%              --           --              1.28          1.21         2.13
1.75%              --           --              1.27            --         2.05
1.80%              --           --              1.25          2.51         2.07
1.85%              --           --              1.40            --         2.44
1.90%              --           --              1.20            --         1.82
1.95%              --           --              1.20            --         1.82
2.00%              --           --              1.20            --         1.82
2.05%              --           --              1.19            --         1.81
2.10%              --           --              1.19            --         1.81
2.15%              --           --              1.19            --         1.81
2.20%              --           --              1.19            --         1.81
----------------------------------------------------------------------------------



324 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           OPPEN       OPPEN
              OPCAP    OPCAP     OPCAP   CAP APPR   CAP APPR VA,
PRICE LEVEL     EQ    MANAGED   SM CAP      VA          SERV
              --------------------------------------------------
1.00%         $  --    $  --     $  --     $  --       $1.19
1.05%            --       --        --        --        1.02
1.10%            --       --        --        --        1.18
1.15%            --       --        --        --        1.17
1.20%            --       --        --        --        1.22
1.25%            --       --        --        --          --
1.25%            --       --        --        --        1.17
1.30%            --       --        --        --        1.53
1.35%            --       --        --        --        1.17
1.40%            --       --        --        --          --
1.40%          1.55     2.55      2.03      1.59        1.44
1.45%            --       --        --        --        1.21
1.50%            --       --        --        --        1.43
1.55%            --       --        --        --        1.50
1.60%            --       --        --        --        1.42
1.65%            --       --        --        --        1.50
1.70%            --       --        --        --        1.41
1.75%            --       --        --        --        1.20
1.80%            --       --        --        --        1.41
1.85%            --       --        --        --        1.49
1.90%            --       --        --        --        1.15
1.95%            --       --        --        --        1.15
2.00%            --       --        --        --        1.15
2.05%            --       --        --        --        1.15
2.10%            --       --        --        --        1.14
2.15%            --       --        --        --        1.14
2.20%            --       --        --        --        1.14
----------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 325

                 OPPEN          OPPEN        OPPEN      OPPEN      OPPEN
              GLOBAL SEC   GLOBAL SEC VA,   HI INC   HI INC VA,   MAIN ST
PRICE LEVEL       VA            SERV          VA        SERV         VA
              -----------------------------------------------------------
1.00%            $  --          $1.68        $  --      $1.38      $  --
1.05%               --           1.07           --         --         --
1.10%               --           1.67           --       1.38         --
1.15%               --           1.51           --         --         --
1.20%               --           1.68           --       1.20         --
1.25%               --             --           --         --         --
1.25%               --           1.67           --       1.37         --
1.30%               --           2.24           --       1.30         --
1.35%               --           1.65           --       1.36         --
1.40%               --             --           --         --         --
1.40%             2.15           1.66         1.36       1.40       1.13
1.45%               --           1.66           --       1.19         --
1.50%               --           1.65           --       1.19         --
1.55%               --           2.22           --       1.39         --
1.60%               --           1.97           --       1.29         --
1.65%               --           1.63           --       1.39         --
1.70%               --           1.64           --         --         --
1.75%               --           1.63           --       1.18         --
1.80%               --           1.96           --         --         --
1.85%               --           2.19           --       1.27         --
1.90%               --           1.48           --         --         --
1.95%               --           1.48           --         --         --
2.00%               --           1.48           --         --         --
2.05%               --           1.48           --         --         --
2.10%               --           1.47           --         --         --
2.15%               --           1.47           --         --         --
2.20%               --           1.47           --         --         --
-------------------------------------------------------------------------



326 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  OPPEN        OPPEN         OPPEN        PUT VT     PUT VT
               MAIN ST SM    STRATEGIC     STRATEGIC     DIV INC,   DIV INC,
PRICE LEVEL   CAP VA, SERV    BOND VA    BOND VA, SERV    CL IA      CL IB
              --------------------------------------------------------------
1.00%             $1.65        $  --         $1.39        $  --       $  --
1.05%              1.00           --          1.04           --          --
1.10%              1.64           --          1.38           --          --
1.15%              1.44           --          1.15           --          --
1.20%              1.49           --          1.37           --          --
1.25%                --           --            --           --          --
1.25%              1.63           --          1.37           --          --
1.30%              2.08           --          1.23           --          --
1.35%              1.62           --          1.37           --          --
1.40%                --           --            --           --          --
1.40%              1.95         1.54          1.36         1.85        1.43
1.45%              1.48           --          1.36           --          --
1.50%              1.94           --          1.35           --          --
1.55%              2.06           --          1.30           --          --
1.60%              1.93           --          1.27           --          --
1.65%              2.05           --          1.34           --          --
1.70%              1.92           --          1.34           --          --
1.75%              1.46           --          1.17           --          --
1.80%              1.91           --          1.26           --          --
1.85%              2.04           --          1.20           --          --
1.90%              1.41           --          1.13           --          --
1.95%              1.41           --          1.13           --          --
2.00%              1.41           --          1.13           --          --
2.05%              1.40           --          1.13           --          --
2.10%              1.40           --          1.12           --          --
2.15%              1.40           --          1.12           --          --
2.20%              1.40           --          1.12           --          --
----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 327

                PUT VT       PUT VT       PUT VT         PUT VT         PUT VT
              GLOBAL EQ,   GRO & INC,   GRO & INC,   HLTH SCIENCES,   HI YIELD,
PRICE LEVEL      CL IA        CL IA        CL IB         CL IB          CL IA
              -----------------------------------------------------------------
1.00%            $  --        $  --        $1.32          $1.38         $  --
1.05%               --           --           --           1.03            --
1.10%               --           --         1.31           1.38            --
1.15%               --           --         1.26           1.17            --
1.20%               --           --         1.40           1.18            --
1.25%               --           --           --             --            --
1.25%               --           --         1.25           1.18            --
1.30%               --           --         1.68           1.43            --
1.35%               --           --         1.29           1.36            --
1.40%               --           --           --             --            --
1.40%             1.44         2.79         1.51           1.17          1.91
1.45%               --           --         1.39           1.17            --
1.50%               --           --         1.32           1.16            --
1.55%               --           --         1.67           1.41            --
1.60%               --           --         1.29           1.35            --
1.65%               --           --         1.66           1.15            --
1.70%               --           --         1.31           1.15            --
1.75%               --           --         1.38           1.27            --
1.80%               --           --         1.28           1.33            --
1.85%               --           --         1.65           1.40            --
1.90%               --           --           --           1.15            --
1.95%               --           --           --           1.15            --
2.00%               --           --           --           1.15            --
2.05%               --           --           --           1.15            --
2.10%               --           --           --           1.15            --
2.15%               --           --           --           1.14            --
2.20%               --           --           --           1.14            --
-------------------------------------------------------------------------------



328 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                PUT VT    PUT VT    PUT VT         PUT VT           PUT VT
              HI YIELD,    INC,    INTL EQ,   INTL GRO & INC,   INTL NEW OPP,
PRICE LEVEL     CL IB     CL IB      CL IB         CL IB            CL IB
              ---------------------------------------------------------------
1.00%           $  --      $  --     $1.64         $  --            $ 0.99
1.05%              --         --      1.09            --                --
1.10%              --         --      1.63            --              0.98
1.15%              --       1.34      1.50            --                --
1.20%              --         --      1.08            --                --
1.25%              --         --        --            --                --
1.25%              --       1.33      1.49            --              0.97
1.30%              --         --      2.16            --                --
1.35%              --         --      1.61            --              0.97
1.40%              --         --        --            --                --
1.40%            1.43       1.16      1.53          1.64              1.18
1.45%              --         --      0.96            --                --
1.50%              --       1.15      0.96            --                --
1.55%              --         --      2.14            --                --
1.60%              --       1.15      1.70            --                --
1.65%              --         --      0.95            --                --
1.70%              --       1.14      0.95            --                --
1.75%              --         --      1.73            --                --
1.80%              --       1.08      1.67            --                --
1.85%              --         --      2.12            --                --
1.90%              --         --      1.57            --                --
1.95%              --         --      1.57            --                --
2.00%              --         --      1.57            --                --
2.05%              --         --      1.57            --                --
2.10%              --         --      1.57            --                --
2.15%              --         --      1.56            --                --
2.20%              --         --      1.56            --                --
-----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 329

               PUT VT      PUT VT       PUT VT     PUT VT     PUT VT
              NEW OPP,   RESEARCH,   SM CAP VAL,   VISTA,    VOYAGER,
PRICE LEVEL    CL IA       CL IB        CL IB       CL IB      CL IA
              ------------------------------------------------------
1.00%           $  --      $1.22        $  --      $0.75       $  --
1.05%              --         --         1.04       0.95          --
1.10%              --       1.22           --       0.74          --
1.15%              --         --         1.46       0.99          --
1.20%              --       1.28         1.04       0.60          --
1.25%              --         --           --       0.73(5)       --
1.25%              --       1.21         1.04       0.98(6)       --
1.30%              --       1.54         1.45       1.79          --
1.35%              --       1.20         1.45       0.73          --
1.40%              --         --           --         --          --
1.40%            2.17       1.53         1.45       1.11        1.41
1.45%              --       1.27         1.45       0.58          --
1.50%              --       1.27         1.44       0.58          --
1.55%              --       1.52         1.44       1.78          --
1.60%              --       1.52         1.44       1.30          --
1.65%              --       1.52         1.44       0.57          --
1.70%              --         --         1.44       0.57          --
1.75%              --       1.26         1.43       1.33          --
1.80%              --         --         1.43       1.29          --
1.85%              --       1.50         1.43       1.76          --
1.90%              --         --         1.43       1.29          --
1.95%              --         --         1.43       1.29          --
2.00%              --         --         1.42       1.29          --
2.05%              --         --         1.42       1.29          --
2.10%              --         --         1.42       1.29          --
2.15%              --         --         1.42       1.28          --
2.20%              --         --         1.42       1.28          --
---------------------------------------------------------------------



330 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               PUT VT
              VOYAGER,   RVS VP     RVS VP     RVS VP      RVS VP
PRICE LEVEL     CL IB      BAL    CASH MGMT   DIV BOND   DIV EQ INC
              -----------------------------------------------------
1.00%           $  --     $1.13     $1.10       $1.16     $1.71
1.05%              --        --      1.02        1.04      1.06
1.10%              --      1.12      1.05        1.16      1.70
1.15%              --      1.18      1.12        1.30      1.75
1.20%              --        --      1.04        1.09      1.89
1.25%              --        --        --          --        --
1.25%              --      1.17      1.11        1.29      1.74
1.30%              --        --      1.03        1.10      2.24
1.35%              --      1.10      1.08        1.15      1.68
1.40%              --        --        --          --      1.72(7)
1.40%            1.35      2.24      1.29        1.68      1.86(8)
1.45%              --        --      1.03        1.08      1.86
1.50%              --      1.05      1.07        1.25      1.85
1.55%              --        --      1.02        1.09      2.22
1.60%              --      1.09      1.06        1.24      1.83
1.65%              --        --      1.02        1.09      1.83
1.70%              --      1.20      1.00        1.10      1.83
1.75%              --        --      1.02        1.07      1.67
1.80%              --      1.18      1.00        1.07      1.67
1.85%              --        --      1.01        1.07      2.18
1.90%              --        --      1.03        1.06      1.51
1.95%              --        --      1.02        1.06      1.51
2.00%              --        --      1.02        1.06      1.51
2.05%              --        --      1.02        1.05      1.50
2.10%              --        --      1.02        1.05      1.50
2.15%              --        --      1.02        1.05      1.50
2.20%              --        --      1.02        1.05      1.50
-------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 331

                               RVS VP
                RVS VP    GLOBAL INFLATION   RVS VP       RVS VP       RVS VP
PRICE LEVEL   EMER MKTS       PROT SEC         GRO    HI YIELD BOND   INC OPP
              ---------------------------------------------------------------
1.00%           $  --           $  --         $1.24       $  --        $  --
1.05%            1.13            1.03          1.05        1.06         1.05
1.10%              --              --          1.23          --           --
1.15%            2.51            1.03          1.27        1.36         1.19
1.20%            1.13            1.03          1.32        1.31         1.05
1.25%              --              --            --          --           --
1.25%            2.50            1.03          1.22        1.35         1.05
1.30%            2.05            1.03          1.54        1.22         1.19
1.35%            2.04            1.03          1.22        1.22         1.19
1.40%              --              --            --          --           --
1.40%            2.04            1.03          0.55        1.30         1.05
1.45%            2.04            1.03          1.31        1.27         1.19
1.50%            2.03            1.03          0.55        1.25         1.19
1.55%            2.03            1.03          1.52        1.21         1.19
1.60%            2.03            1.03          0.57        1.26         1.04
1.65%            2.03            1.03          1.52        1.25         1.18
1.70%            2.02            1.02          1.25        1.25         1.18
1.75%            2.02            1.02          1.30        1.20         1.18
1.80%            2.02            1.02          1.25        1.32         1.18
1.85%            2.02            1.02          1.50        1.20         1.18
1.90%            2.01            1.02          1.24        1.20         1.18
1.95%            2.01            1.02          1.24        1.20         1.17
2.00%            2.01            1.02          1.24        1.20         1.17
2.05%            2.01            1.02          1.24        1.20         1.17
2.10%            2.00            1.02          1.24        1.19         1.17
2.15%            2.00            1.02          1.23        1.19         1.17
2.20%            2.00            1.02          1.23        1.19         1.17
-----------------------------------------------------------------------------



332 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               RVS VP      RVS VP      RVS VP       RVS VP       RVS VP
PRICE LEVEL   INTL OPP   LG CAP EQ   LG CAP VAL   MID CAP GRO   S&P 500
              -----------------------------------------------------------
1.00%           $  --      $1.08        $  --        $1.44       $1.00
1.05%            1.07       1.08         1.10         0.96        1.09
1.10%              --       1.08           --         1.43        1.00
1.15%            1.58       1.26         1.34         1.15        1.02
1.20%            1.06       0.83         1.10         1.18        1.35
1.25%              --         --           --           --        0.99(5)
1.25%            1.06       0.82         1.10         1.42        1.01(6)
1.30%            1.58       1.26         1.34         1.46        1.65
1.35%            1.57       1.26         1.34         1.42        0.98
1.40%              --         --           --           --          --
1.40%            1.76       1.86         1.10         1.41        1.65
1.45%            1.57       0.81         1.33         1.17        1.34
1.50%            1.57       0.81         1.33         1.41        1.34
1.55%            1.56       1.25         1.33         1.44        1.63
1.60%            1.06       0.82         1.10         1.40        1.63
1.65%            1.56       0.80         1.33         1.44        1.62
1.70%            1.56       0.80         1.32         1.40        1.26
1.75%            1.56       1.24         1.32         1.16        1.33
1.80%            1.55       1.60         1.32         1.39        1.26
1.85%            1.55       1.24         1.32         1.43        1.61
1.90%            1.55       1.24         1.32         1.13        1.25
1.95%            1.55       1.24         1.31         1.13        1.25
2.00%            1.55       1.24         1.31         1.13        1.25
2.05%            1.54       1.23         1.31         1.12        1.25
2.10%            1.54       1.23         1.31         1.12        1.25
2.15%            1.54       1.23         1.31         1.12        1.25
2.20%            1.54       1.23         1.31         1.12        1.24
-------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 333

                                                                        ROYCE
                RVS VP          RVS VP        RVS VP       RVS VP     MICRO-CAP,
PRICE LEVEL   SELECT VAL   SHORT DURATION   SM CAP ADV   SM CAP VAL    INVEST CL
              ------------------------------------------------------------------
1.00%            $  --         $1.21           $1.56        $1.59        $  --
1.05%             1.05          1.03              --         1.05           --
1.10%               --          1.19            1.55         1.59           --
1.15%             1.25          1.03            1.70         1.43           --
1.20%             1.05          1.21            1.33         1.59           --
1.25%               --          1.20(9)           --           --           --
1.25%             1.05          1.20(10)        1.69         1.58           --
1.30%             1.25          1.02              --         2.06           --
1.35%             1.25          1.19            1.52         1.57           --
1.40%               --          1.19(7)         1.44(7)        --           --
1.40%             1.25          1.18(8)         1.31(8)      1.57         3.20
1.45%             1.24          1.17            1.31         1.57           --
1.50%             1.24          1.17            1.30         1.56         2.68
1.55%             1.24          1.01              --         2.04           --
1.60%             1.24          1.17            1.45         1.89         2.79
1.65%             1.24          1.16            1.29         1.55           --
1.70%             1.24          1.15            1.29         1.55           --
1.75%             1.23          1.01              --         1.52           --
1.80%             1.23          1.02            1.61         1.87           --
1.85%             1.23          1.00              --         2.02           --
1.90%             1.23          1.01              --         1.41           --
1.95%             1.23          1.01              --         1.40           --
2.00%             1.23          1.01              --         1.40           --
2.05%             1.22          1.01              --         1.40           --
2.10%             1.22          1.01              --         1.40           --
2.15%             1.22          1.00              --         1.40           --
2.20%             1.22          1.00              --         1.40           --
--------------------------------------------------------------------------------



334 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                ROYCE                                              STI CVT
               SM-CAP,     STI CVT   STI CVT       STI CVT         LG CAP
PRICE LEVEL   INVEST CL   CAP APPR   INTL EQ   INVEST GR BOND   RELATIVE VAL
              --------------------------------------------------------------
1.00%           $  --       $1.37     $2.33         $1.09           $1.81
1.05%              --        1.05      1.08          1.04            1.08
1.10%              --        1.37      2.32          1.09            1.80
1.15%              --        1.13      1.60          1.08            1.38
1.20%              --        1.18      1.79          1.08            1.50
1.25%              --          --        --            --              --
1.25%              --        1.36      2.31          1.09            1.79
1.30%              --        1.36      2.31          1.09            1.79
1.35%              --        1.35      2.30          1.08            1.78
1.40%              --          --        --            --              --
1.40%            2.92        1.35      2.30          1.08            1.78
1.45%              --        1.17      1.77          1.08            1.49
1.50%            2.43        1.17      1.77          1.07            1.48
1.55%              --        1.34      2.28          1.06            1.77
1.60%            2.79        1.34      2.28          1.07            1.76
1.65%              --        1.34      2.28          1.07            1.76
1.70%              --        1.12      1.58          1.07            1.36
1.75%              --        1.16      1.76          1.07            1.47
1.80%              --          --        --            --              --
1.85%              --        1.33      2.26          1.05            1.75
1.90%              --        1.11      1.57          1.06            1.35
1.95%              --          --        --            --              --
2.00%              --          --        --            --              --
2.05%              --          --        --            --              --
2.10%              --          --        --            --              --
2.15%              --          --        --            --              --
2.20%              --          --        --            --              --
----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 335

              STI CVT   STI CVT   STI CVT               VANK LIT
               LG CAP   MID-CAP    SM CAP   THIRD AVE   COMSTOCK,
PRICE LEVEL    VAL EQ      EQ      VAL EQ      VAL        CL II
              ---------------------------------------------------
1.00%          $1.79     $1.89     $2.20      $  --       $1.75
1.05%           1.09      1.02      1.00         --        1.09
1.10%           1.79      1.88      2.19         --        1.74
1.15%           1.39      1.44      1.51         --        1.34
1.20%           1.50      1.48      1.66         --        1.47
1.25%             --        --        --         --          --
1.25%           1.78      1.87      2.18         --        1.73
1.30%           1.78      1.87      2.18         --        1.79
1.35%           1.77      1.86      2.17         --        1.72
1.40%             --        --        --         --          --
1.40%           1.78      1.86      2.17       2.72        1.72
1.45%           1.49      1.47      1.65         --        1.46
1.50%           1.49      1.47      1.65       2.71        1.71
1.55%           1.77      1.85      2.16         --        1.77
1.60%           1.75      1.84      2.15       2.91        1.70
1.65%           1.76      1.84      2.15         --        1.76
1.70%           1.37      1.42      1.49         --        1.70
1.75%           1.47      1.46      1.63         --        1.45
1.80%             --        --        --         --        1.69
1.85%           1.74      1.83      2.13         --        1.75
1.90%           1.36      1.41      1.48         --        1.31
1.95%             --        --        --         --        1.31
2.00%             --        --        --         --        1.31
2.05%             --        --        --         --        1.31
2.10%             --        --        --         --        1.31
2.15%             --        --        --         --        1.30
2.20%             --        --        --         --        1.30
-----------------------------------------------------------------



336 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               VANK LIT       VANK UIF         VANK UIF
              GRO & INC,   U.S. REAL EST,   U.S. REAL EST,      WANGER       WANGER
PRICE LEVEL      CL II          CL I             CL II       INTL SM CAP   U.S. SM CO
              -----------------------------------------------------------------------
1.00%            $1.72          $2.80            $  --          $  --         $  --
1.05%               --             --             1.23           1.09          1.00
1.10%             1.71           2.79               --             --            --
1.15%               --             --             2.17           1.97          1.36
1.20%             1.51           2.25             1.23           1.09          1.00
1.25%               --             --               --             --            --
1.25%             1.70           2.77             1.23           1.09          1.00
1.30%             1.81           3.02             2.16           1.96          1.35
1.35%             1.69           2.76             2.16           1.96          1.35
1.40%               --             --               --             --            --
1.40%             1.69           2.75             1.23           2.17          1.81
1.45%             1.50           2.23             2.15           1.95          1.35
1.50%             1.68           2.74             2.15           1.42          1.79
1.55%             1.79           2.99             2.14           1.94          1.34
1.60%             1.67           2.73             1.23           1.07          1.37
1.65%             1.78           2.98             2.14           1.94          1.34
1.70%             1.65           2.72             2.14           1.94          1.34
1.75%             1.49           2.21             2.13           1.93          1.34
1.80%             1.64           2.70             2.13           1.93          1.33
1.85%             1.77           2.96             2.13           1.93          1.33
1.90%               --             --             2.12           1.93          1.33
1.95%               --             --             2.12           1.92          1.33
2.00%               --             --             2.12           1.92          1.33
2.05%               --             --             2.12           1.92          1.33
2.10%               --             --             2.11           1.92          1.32
2.15%               --             --             2.11           1.91          1.32
2.20%               --             --             2.11           1.91          1.32
-------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 337

               WF ADV VT       WF ADV VT     WF ADV VT   WF ADV VT    WF ADV VT
PRICE LEVEL   ASSET ALLOC   C&B LG CAP VAL     EQ INC    INTL CORE   LG CO CORE
              -----------------------------------------------------------------
1.00%            $  --           $  --         $  --       $  --        $  --
1.05%             1.08            1.12          1.12        1.06         1.11
1.10%               --              --            --          --           --
1.15%             1.25            1.33          1.32        1.44         1.18
1.20%             1.18            1.27          1.41        1.02         0.74
1.25%               --              --            --          --           --
1.25%             1.17            1.27          1.40        1.02         0.73
1.30%             1.24            1.33          1.32        1.43         1.17
1.35%             1.24            1.33          1.32        1.43         1.17
1.40%               --              --            --          --           --
1.40%             1.15            1.25          1.39        1.01         0.73
1.45%             1.15            1.25          1.38        1.01         0.72
1.50%             1.15            1.24          1.38        1.00         0.72
1.55%             1.23            1.32          1.31        1.42         1.16
1.60%             1.52            1.74          1.38        1.92         1.46
1.65%             1.14            1.23          1.36        0.99         0.71
1.70%             1.13            1.23          1.36        0.99         0.71
1.75%             1.23            1.31          1.30        1.41         1.16
1.80%             1.51            1.73          1.67        1.91         1.45
1.85%             1.22            1.31          1.30        1.41         1.15
1.90%             1.22            1.31          1.30        1.41         1.15
1.95%               --              --            --          --           --
2.00%             1.22            1.30          1.29        1.40         1.15
2.05%             1.22            1.30          1.29        1.40         1.15
2.10%             1.22            1.30          1.29        1.40         1.15
2.15%             1.21            1.30          1.29        1.40         1.15
2.20%             1.21            1.30          1.29        1.40         1.14
-------------------------------------------------------------------------------



338 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                     WF ADV VT
              WF ADV VT   WF ADV VT    WF ADV VT   TOTAL RETURN
PRICE LEVEL   LG CO GRO   MONEY MKT   SM CAP GRO       BOND
              -------------------------------------------------
1.00%          $  --        $  --       $  --          $  --
1.05%           1.02         1.02        1.02           1.04
1.10%             --           --          --             --
1.15%           1.09         1.04        1.36           1.07
1.20%           0.71         1.10        0.51           1.39
1.25%             --           --          --             --
1.25%           0.71         1.10        0.51           1.38
1.30%           1.09         1.04        1.35           1.07
1.35%           1.09         1.04        1.35           1.07
1.40%             --           --          --             --
1.40%           0.70         1.07        0.50           1.35
1.45%           0.70         1.07        0.50           1.35
1.50%           0.70         1.06        0.50           1.34
1.55%           1.08         1.03        1.34           1.06
1.60%           1.38         1.02        2.11           1.07
1.65%           0.69         1.06        0.50           1.33
1.70%           0.69         1.05        0.49           1.33
1.75%           1.07         1.03        1.33           1.05
1.80%           1.37         1.01        2.10           1.06
1.85%           1.07         1.03        1.33           1.05
1.90%           1.07         1.02        1.33           1.05
1.95%             --           --          --             --
2.00%           1.07         1.02        1.33           1.05
2.05%           1.07         1.02        1.32           1.05
2.10%           1.06         1.02        1.32           1.04
2.15%           1.06         1.02        1.32           1.04
2.20%           1.06         1.02        1.32           1.04
---------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 339

The following is a summary of units outstanding at Dec. 31, 2006:



                AIM VI       AIM VI       AIM VI       AIM VI      AIM VI
              BASIC VAL,    CAP APPR,    CAP APPR,    CAP DEV,    CAP DEV,
PRICE LEVEL     SER II        SER I       SER II       SER I       SER II
              ------------------------------------------------------------
1.00%            812,991      298,825       10,617          --      58,687
1.05%                 --           --      493,273          --          --
1.10%          3,967,764    1,947,585      100,005          --     546,157
1.15%            869,678      173,256       50,245          --          --
1.20%            831,607    1,761,846      267,588          --      37,028
1.25%                 --           --           --          --          --
1.25%            790,287    3,213,776      172,553          --      71,641
1.30%          1,192,061         --         33,175          --     109,902
1.35%          4,986,828    3,370,322      309,477          --     353,093
1.40%                 --           --           --          --          --
1.40%            773,273    1,879,493    1,949,525     334,173     101,196
1.45%          1,684,047    2,306,498       39,752          --     107,937
1.50%          1,555,027    2,921,795      333,973      56,649      12,141
1.55%          1,134,306           --      190,432          --      87,461
1.60%            111,235    2,777,339    1,208,476   1,098,701     117,296
1.65%          1,368,035      241,145      514,399          --      39,546
1.70%          2,790,835      422,943    3,471,611          --     147,371
1.75%          2,222,186           --       47,777          --      17,433
1.80%             51,845           --      451,661          --      41,608
1.85%            164,075           --      424,687          --      32,343
1.90%          4,263,321           --    2,008,085          --      18,666
1.95%          2,382,679           --           --          --          --
2.00%             73,564           --      117,617          --          --
2.05%            150,924           --      246,857          --          --
2.10%            743,716           --      126,491          --          --
2.15%            673,801           --           --          --          --
2.20%              4,804           --           --          --          --
--------------------------------------------------------------------------
Total         33,598,889   21,314,823   12,568,276   1,489,523   1,899,506
--------------------------------------------------------------------------



340 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                AIM VI      AIM VI      AIM VI         AIM VI           AB VPS
               CORE EQ,    CORE EQ,   INTL GRO,   MID CAP CORE EQ,   BAL SHARES,
PRICE LEVEL      SER I      SER II      SER I          SER II            CL B
              ------------------------------------------------------------------
1.00%            254,067     24,217          --              --         86,343
1.05%                 --         --          --              --             --
1.10%          1,846,813    113,702          --              --        522,128
1.15%            254,073         --          --         258,933         18,000
1.20%          2,928,723      8,189          --              --         56,505
1.25%                 --         --          --              --             --
1.25%          5,506,157     12,160          --              --         92,652
1.30%               --       10,123          --         217,730         42,783
1.35%          3,075,668     54,488          --         506,605        361,442
1.40%                 --         --          --              --             --
1.40%          7,315,116      6,000   1,395,240              --         58,299
1.45%          3,296,280     16,764          --         321,998         65,884
1.50%          3,049,400     10,819          --         452,803         14,918
1.55%                 --         --          --         168,666        124,722
1.60%          2,734,062         --          --              --         11,236
1.65%            303,563     27,907          --         337,591         17,224
1.70%            575,064         --          --         911,780             --
1.75%                 --     24,911          --         677,497        222,254
1.80%             12,368         --          --          13,539             --
1.85%                 --         --          --          34,829         45,027
1.90%                 --         --          --       1,204,450             --
1.95%                 --         --          --         667,354          5,772
2.00%                 --         --          --          20,490             --
2.05%                 --         --          --          41,221          1,338
2.10%                 --         --          --         234,383             --
2.15%                 --         --          --         205,127             --
2.20%                 --         --          --           1,184             --
--------------------------------------------------------------------------------
Total         31,151,354    309,280   1,395,240       6,276,180      1,746,527
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 341

                 AB VPS        AB VPS        AB VPS       AB VPS          AB VPS
              GLOBAL TECH,   GRO & INC,    INTL VAL,   LG CAP GRO,   U.S. GOVT/HI GR,
PRICE LEVEL       CL B          CL B         CL B         CL B             CL B
              -----------------------------------------------------------------------
1.00%             482,028     1,482,407           --       933,706              --
1.05%                  --         2,818    2,226,672            --              --
1.10%           1,865,041     7,884,200           --     3,689,489              --
1.15%                  --         6,733    2,756,661            --              --
1.20%              34,371       173,637    1,482,568       110,123              --
1.25%                  --            --           --            --              --
1.25%             824,007     3,481,720    1,029,294     1,473,408              --
1.30%             101,973       230,988    2,005,020        94,047              --
1.35%           2,693,244    10,436,788    3,785,736     6,163,754              --
1.40%                  --            --           --            --              --
1.40%             913,674       426,684    3,031,067     1,807,814       1,057,551
1.45%             112,200       247,399    2,707,755        91,464              --
1.50%             779,159       225,512    3,101,206       590,706         838,078
1.55%             219,512       534,416    1,348,887       271,159              --
1.60%           2,664,823       227,058    2,166,361     3,220,161         862,490
1.65%             111,679       529,864    3,029,204       170,971              --
1.70%              16,293       167,080   15,377,639         8,003              --
1.75%               5,759        91,314    6,198,480        10,696              --
1.80%                  --        73,957    1,242,708            --              --
1.85%              80,445        30,672    1,131,082        18,968              --
1.90%                  --       170,157   13,070,911            --              --
1.95%                  --         7,660    4,386,164            --              --
2.00%                  --           846      299,089            --              --
2.05%                  --        96,290      866,955            --              --
2.10%                  --         1,392    1,867,885            --              --
2.15%                  --          --      1,212,148            --              --
2.20%                  --          --         66,768            --              --
-------------------------------------------------------------------------------------
Total          10,904,208    26,529,592   74,390,260    18,654,469       2,758,119
-------------------------------------------------------------------------------------



342 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 AC VP          AC VP         AC VP      AC VP       AC VP
              INC & GRO,   INFLATION PROT,    INTL,      ULTRA,       VAL,
PRICE LEVEL      CL I           CL II         CL II      CL II        CL I
              -------------------------------------------------------------
1.00%                --               --         --            --        --
1.05%                --               --         --     4,219,202        --
1.10%                --               --         --            --        --
1.15%                --        6,843,266         --     3,254,734        --
1.20%                --               --         --     2,902,343        --
1.25%                --               --         --            --        --
1.25%                --               --         --     2,099,654        --
1.30%                --        5,054,021         --     2,416,990        --
1.35%                --        8,896,872         --     4,931,402        --
1.40%                --               --         --            --        --
1.40%           962,214        3,583,652         --     1,476,550   816,126
1.45%                --        4,079,823     19,757     7,580,426        --
1.50%                --        7,514,659         --     3,672,217        --
1.55%                --        3,237,524         --     1,498,793        --
1.60%                --        2,933,984         --       177,945        --
1.65%                --        5,497,913         --     4,395,568        --
1.70%                --       25,471,628      4,943    23,812,877        --
1.75%                --       10,181,533         --    16,187,272        --
1.80%                --        1,925,180         --       569,573        --
1.85%                --        2,233,528         --       528,845        --
1.90%                --       24,580,053         --    19,123,884        --
1.95%                --        8,305,656         --    11,674,415        --
2.00%                --          637,645         --       341,039        --
2.05%                --        1,874,716     13,030       796,765        --
2.10%                --        3,815,029         --     3,076,481        --
2.15%                --        2,483,377         --     3,076,898        --
2.20%                --          224,319         --       148,808        --
---------------------------------------------------------------------------
Total           962,214      129,374,378     37,730   117,962,681   816,126
---------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 343

               AC VP       BARON         COL            COL           COL
                VAL,    CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,   HI YIELD,
PRICE LEVEL    CL II        INS        VS CL A         VS CL A      VS CL A
              --------------------------------------------------------------
1.00%              --           --          --               --          --
1.05%              --           --          --               --          --
1.10%              --           --          --               --          --
1.15%           1,893           --      70,328          282,206     106,275
1.20%              --           --          --               --          --
1.25%              --           --          --               --          --
1.25%              --           --     468,699        1,339,565     540,027
1.30%           1,109           --          --               --          --
1.35%           6,939           --          --               --          --
1.40%              --           --          --               --          --
1.40%          12,699      374,144          --               --          --
1.45%              --           --          --               --          --
1.50%          29,959      406,132          --               --          --
1.55%              --           --          --               --          --
1.60%          87,149      820,277          --               --          --
1.65%              --           --          --               --          --
1.70%          87,513           --          --               --          --
1.75%           4,162           --          --               --          --
1.80%          57,238           --          --               --          --
1.85%              --           --          --               --          --
1.90%          28,530           --          --               --          --
1.95%          17,460           --          --               --          --
2.00%              --           --          --               --          --
2.05%              --           --          --               --          --
2.10%              --           --          --               --          --
2.15%              --           --          --               --          --
2.20%              --           --          --               --          --
----------------------------------------------------------------------------
Total         334,651    1,600,553     539,027        1,621,771     646,302
----------------------------------------------------------------------------



344 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  COL           COL           COL           COL         CS
               HI YIELD,    LG CAP GRO,   SM CAP VAL,   SM CO GRO,   MID-CAP
PRICE LEVEL     VS CL B       VS CL A       VS CL B       VS CL A      CORE
              --------------------------------------------------------------
1.00%                 --           --           --           --           --
1.05%          1,523,761           --        4,736           --           --
1.10%                 --           --           --           --           --
1.15%          1,560,532      637,709           --       41,805           --
1.20%          1,079,458           --           --           --           --
1.25%                 --           --           --           --           --
1.25%            659,097      332,643           --       89,600           --
1.30%          1,006,080           --           --           --           --
1.35%          2,411,549           --       11,854           --           --
1.40%                 --           --           --           --           --
1.40%            550,574           --           --           --       47,957
1.45%          2,212,084           --        4,431           --           --
1.50%          2,205,358           --       11,534           --       33,886
1.55%            882,629           --           --           --           --
1.60%             40,178           --           --           --      325,663
1.65%          1,473,838           --        4,935           --           --
1.70%          9,940,478           --       22,532           --           --
1.75%          6,135,421           --        4,602           --           --
1.80%            315,206           --           --           --           --
1.85%            174,797           --           --           --           --
1.90%          8,584,736           --           --           --           --
1.95%          4,571,324           --       89,110           --           --
2.00%            100,205           --           --           --           --
2.05%            529,327           --           --           --           --
2.10%          1,797,993           --        4,321           --           --
2.15%          1,247,939           --           --           --           --
2.20%             70,488           --           --           --           --
-----------------------------------------------------------------------------
Total         49,073,052      970,352      158,055      131,405      407,506
-----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 345

                 DREY IP        DREY IP     DREY SOC   DREY VIF    DREY VIF
              MIDCAP STOCK,    TECH GRO,   RESP GRO,     APPR,    DISC STOCK,
PRICE LEVEL       SERV            SERV        INIT        SERV        INIT
              ---------------------------------------------------------------
1.00%                 --              --          --        --           --
1.05%                 --         949,932          --        --           --
1.10%                 --              --          --        --           --
1.15%                 --       1,175,667          --    13,594           --
1.20%                 --         679,247     476,227        --           --
1.25%                 --              --          --        --           --
1.25%                 --         490,006     619,573        --           --
1.30%                598         857,581          --   207,552           --
1.35%             15,738       1,697,756          --    14,460           --
1.40%                 --              --          --        --           --
1.40%                 --       1,234,694     374,374    58,157      252,648
1.45%             14,787       1,668,067     674,184    14,096           --
1.50%             22,107       1,370,024     363,443    21,358           --
1.55%                 --         641,131          --        --           --
1.60%                 --         865,369          --   156,674           --
1.65%                 --       1,433,310      53,715        --           --
1.70%             22,016       7,112,853     317,734     1,478           --
1.75%                 --       3,643,290          --     7,690           --
1.80%                 --         426,482          --    54,294           --
1.85%                 --         394,873          --        --           --
1.90%                 --       6,309,976          --    66,807           --
1.95%                 --       2,578,441          --        --           --
2.00%                 --         132,325          --        --           --
2.05%                 --         359,868          --    67,249           --
2.10%                 --         880,836          --     1,089           --
2.15%                 --         676,400          --        --           --
2.20%                 --          30,266          --        --           --
-----------------------------------------------------------------------------
Total             75,246      35,608,394   2,879,250   684,498      252,648
-----------------------------------------------------------------------------



346 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               DREY VIF     DREY VIF        EG VA         EG VA         EG VA
              INTL VAL,   SM CO STOCK,       BAL,      CORE BOND,    FUNDAMENTAL
PRICE LEVEL     SERV          INIT           CL 2         CL 2      LG CAP, CL 1
              ------------------------------------------------------------------
1.00%               --           --          59,293       971,419       76,306
1.05%               --           --              --            --           --
1.10%               --           --         251,060     3,258,944      630,273
1.15%               --           --              --     1,956,400           --
1.20%               --           --         105,189       764,428           --
1.25%               --           --              --            --           --
1.25%               --           --          88,357       904,561      200,473
1.30%            1,659           --         198,926     3,286,911           --
1.35%           17,370           --         167,090     6,772,924      616,755
1.40%               --           --              --            --           --
1.40%               --       13,644         115,082     2,482,776           --
1.45%            3,572           --           9,665     1,075,276           --
1.50%           18,873           --         137,726     3,452,478           --
1.55%               --           --         176,822     2,734,271           --
1.60%               --           --           7,146       298,309           --
1.65%            7,427           --         243,342     1,256,938           --
1.70%           86,647           --          92,236     7,300,447           --
1.75%               --           --         157,902       424,640           --
1.80%               --           --              --        84,399           --
1.85%               --           --          25,745       369,540           --
1.90%           24,294           --              --     7,281,341           --
1.95%           27,115           --              --            --           --
2.00%               --           --              --        34,655           --
2.05%           21,514           --              --       978,350           --
2.10%               --           --              --       774,142           --
2.15%            2,821           --              --            --           --
2.20%               --           --              --        10,720           --
--------------------------------------------------------------------------------
Total          211,292       13,644       1,835,581    46,473,869    1,523,807
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 347

                  EG VA        EG VA        EG VA       EG VA       EG VA
               FUNDAMENTAL      GRO,       HI INC,     INTL EQ,    INTL EQ,
PRICE LEVEL   LG CAP, CL 2      CL 2        CL 2        CL 1         CL 2
              --------------------------------------------------------------
1.00%             583,702      107,177      294,471     179,836      326,510
1.05%                  --           --           --          --           --
1.10%           2,842,329    1,032,614    1,371,738     953,655    2,046,651
1.15%             219,188      489,232    1,252,591          --      740,936
1.20%           1,165,451      358,592      257,435          --      965,574
1.25%                  --           --           --          --           --
1.25%             472,989      124,573      359,814     245,782      342,488
1.30%             913,158      446,408    1,194,169          --      920,598
1.35%           2,973,479    1,201,273    2,977,612   1,024,393    2,907,911
1.40%                  --           --           --          --           --
1.40%             871,682      249,578      707,869          --      716,629
1.45%             935,916      352,087      519,299          --      802,679
1.50%             666,271      604,259    1,571,142          --    1,014,178
1.55%             842,637      546,844    1,706,900          --      748,545
1.60%             124,471       15,470      166,733          --      165,900
1.65%             600,290      118,622      491,563          --      386,560
1.70%             874,900    1,235,290    3,863,074          --    2,013,464
1.75%             215,715      115,335      100,802          --      278,746
1.80%              18,201       10,386       50,531          --       31,181
1.85%             128,278       77,050      176,856          --       78,404
1.90%             791,346    1,675,933    4,321,775          --    2,433,023
1.95%                  --           --           --          --           --
2.00%              12,680        7,073       20,650          --        8,786
2.05%              51,008      114,475      474,431          --      177,105
2.10%              93,484      164,124      439,690          --      265,623
2.15%                  --           --           --          --           --
2.20%               3,647          908        5,614          --        2,223
----------------------------------------------------------------------------
Total          15,400,822    9,047,303   22,324,759   2,403,666   17,373,714
----------------------------------------------------------------------------



348 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                EG VA        EG VA         EG VA          EG VA          EG VA
                OMEGA,       OMEGA,    SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,
PRICE LEVEL      CL 1         CL 2         CL 1           CL 2           CL 1
              ---------------------------------------------------------------------
1.00%           256,489      461,915       361,828        667,375        259,236
1.05%                --           --            --             --             --
1.10%         1,713,447    2,095,017     1,963,050      2,315,704      1,837,577
1.15%                --    1,651,232            --         32,997             --
1.20%                --    1,054,391            --        641,801             --
1.25%                --           --            --             --             --
1.25%           481,669      447,894       858,579        423,660        491,149
1.30%                --    1,308,315            --        782,768             --
1.35%         2,417,849    3,554,797     2,455,140      1,834,669      2,138,357
1.40%                --           --            --             --             --
1.40%                --      531,277            --      1,328,075             --
1.45%                --      880,038            --        656,803             --
1.50%                --    1,849,417            --        700,323             --
1.55%                --    1,332,302            --        612,244             --
1.60%                --       71,376            --        106,464             --
1.65%                --      283,264            --        558,987             --
1.70%                --    3,653,094            --        503,237             --
1.75%                --      290,082            --        131,821             --
1.80%                --       31,636            --         44,952             --
1.85%                --      141,791            --        123,849             --
1.90%                --    5,523,571            --        400,877             --
1.95%                --           --            --             --             --
2.00%                --       28,120            --             --             --
2.05%                --      320,020            --        178,298             --
2.10%                --      582,939            --         24,321             --
2.15%                --           --            --             --             --
2.20%                --        5,814            --             --             --
-----------------------------------------------------------------------------------
Total         4,869,454   26,098,302     5,638,597     12,069,225      4,726,319
-----------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 349

                  EG VA        FID VIP    FID VIP      FID VIP       FID VIP
              STRATEGIC INC,     BAL,       BAL,     CONTRAFUND,   CONTRAFUND,
PRICE LEVEL        CL 2        SERV CL   SERV CL 2     SERV CL      SERV CL 2
              ----------------------------------------------------------------
1.00%              464,859          --         --       953,022      2,032,230
1.05%                   --          --         --            --      9,751,401
1.10%            2,005,263          --         --     5,828,545      9,102,389
1.15%            2,116,346      46,452         --            --      8,516,979
1.20%              755,464          --         --            --      7,320,108
1.25%                   --          --         --            --             --
1.25%              412,408     452,075         --     1,794,660      4,893,087
1.30%            2,594,467          --         --            --      7,123,282
1.35%            4,177,437          --         --     6,531,911     16,891,236
1.40%                   --          --         --            --             --
1.40%            2,405,109          --     80,868            --     10,127,370
1.45%              688,063          --         --            --     12,306,282
1.50%            4,077,815          --     73,855            --      8,680,956
1.55%            2,364,767          --         --            --      5,339,839
1.60%              118,308          --      8,618            --      5,502,419
1.65%            1,305,793          --         --            --     10,355,155
1.70%            6,005,599          --     83,198            --     45,089,456
1.75%              407,657          --         --            --     23,330,160
1.80%               59,010          --         --            --      2,526,391
1.85%              243,529          --         --            --      2,760,231
1.90%            7,283,216          --         --            --     45,961,684
1.95%                   --          --         --            --     16,577,266
2.00%               43,229          --         --            --        963,214
2.05%              794,621          --         --            --      3,120,539
2.10%              755,053          --         --            --      6,880,625
2.15%                   --          --         --            --      4,343,467
2.20%               11,182          --         --            --        296,421
------------------------------------------------------------------------------
Total           39,089,195     498,527    246,539    15,108,138    269,792,187
------------------------------------------------------------------------------



350 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                       FID VIP      FID VIP       FID VIP    FID VIP    FID VIP
                       DYN APPR,   GRO & INC,   GRO & INC,     GRO,       GRO,
PRICE LEVEL           SERV CL 2     SERV CL      SERV CL 2   SERV CL   SERV CL 2
                      ----------------------------------------------------------
1.00%                        --           --           --         --     130,357
1.05%                        --           --           --         --       4,629
1.10%                        --           --           --         --   1,143,695
1.15%                        --      248,080           --     98,591          --
1.20%                   190,569           --           --         --     170,012
1.25%                        --           --           --         --          --
1.25%                   717,334      395,589           --    144,336     602,376
1.30%                        --           --           --         --     175,174
1.35%                        --           --           --         --     651,820
1.40%                        --           --           --         --          --
1.40%                    95,434    1,351,040      293,866         --     815,027
1.45%                   336,592           --           --         --     369,690
1.50%                   182,576    1,003,440      164,383         --     414,193
1.55%                        --           --           --         --     204,002
1.60%                        --    3,548,330           --         --      64,185
1.65%                       518           --           --         --     129,672
1.70%                    89,860           --      339,452         --     368,327
1.75%                        --           --           --         --     119,825
1.80%                        --           --           --         --          --
1.85%                        --           --           --         --      12,919
1.90%                        --           --           --         --      14,685
1.95%                        --           --           --         --      10,875
2.00%                        --           --           --         --          --
2.05%                        --           --           --         --       8,172
2.10%                        --           --           --         --      13,248
2.15%                        --           --           --         --         543
2.20%                        --           --           --         --          --
--------------------------------------------------------------------------------
Total                 1,612,883    6,546,479      797,701    242,927   5,423,426
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 351

                     FID VIP     FID VIP     FID VIP      FID VIP      FID VIP
                     HI INC,     HI INC,    INVEST GR,    MID CAP,     MID CAP,
PRICE LEVEL          SERV CL    SERV CL 2   SERV CL 2     SERV CL     SERV CL 2
                   -------------------------------------------------------------
1.00%                 214,639          --           --      656,546      840,794
1.05%                      --          --      859,140           --    1,866,222
1.10%               1,156,503          --           --    3,631,339    4,726,953
1.15%                      --          --    3,219,996      211,436    1,201,654
1.20%                      --     145,588      512,406           --    2,476,015
1.25%                      --          --           --           --           --
1.25%                 596,927     564,202      224,473    1,626,861    3,592,232
1.30%                      --          --    2,246,533           --    1,610,242
1.35%               1,765,878          --    4,639,429    4,268,475    4,906,894
1.40%                      --          --           --           --           --
1.40%                      --     220,630      150,420    1,400,533    3,045,478
1.45%                      --     275,331    3,611,248           --    3,085,849
1.50%                      --     418,844    3,940,235      654,749    2,507,898
1.55%                      --          --    1,151,182           --    1,633,917
1.60%                      --          --       19,619    3,538,647    1,004,819
1.65%                      --      21,852    2,467,516           --    1,984,626
1.70%                      --     157,099   12,953,036           --    7,569,504
1.75%                      --          --    8,675,063           --    3,603,145
1.80%                      --      11,247      580,667           --      373,837
1.85%                      --          --      282,235           --      487,859
1.90%                      --          --   10,450,355           --    6,670,406
1.95%                      --          --    7,174,179           --    2,597,497
2.00%                      --          --      121,744           --      126,713
2.05%                      --          --      414,975           --      501,982
2.10%                      --          --    2,104,050           --    1,027,932
2.15%                      --          --    2,184,007           --      631,250
2.20%                      --          --      214,841           --       39,343
--------------------------------------------------------------------------------
Total               3,733,947   1,814,793   68,197,349   15,988,586   58,113,061
--------------------------------------------------------------------------------



352 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               FID VIP      FID VIP    FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK
              OVERSEAS,    OVERSEAS,     INC SEC,     GLOBAL REAL EST,   RISING DIVD,
PRICE LEVEL    SERV CL     SERV CL 2       CL 2            CL 2              CL 2
              -----------------------------------------------------------------------
1.00%                --      158,945            --         129,882              --
1.05%                --      433,869         6,274           1,021           1,417
1.10%                --      300,410            --         330,481              --
1.15%                --      961,518       365,487           8,544          24,921
1.20%                --      309,290     1,435,914         390,787              --
1.25%                --           --            --              --              --
1.25%                --      271,624     2,299,419         867,404           5,397
1.30%                --      607,497       844,624          94,441          26,211
1.35%                --    1,818,686       669,782         304,145          28,513
1.40%                --           --            --              --              --
1.40%           482,118    1,090,599     1,595,105         706,063           5,981
1.45%                --      840,573     3,382,634         463,600          20,930
1.50%           214,752    1,395,753     4,203,929         600,715          75,912
1.55%                --      657,182       177,327          46,756              --
1.60%         1,079,337      971,518        41,234         910,109              --
1.65%                --      920,821       400,943         143,298          15,944
1.70%                --    4,842,632     2,742,611         527,217          63,015
1.75%                --    1,568,772     1,114,594          24,724         224,225
1.80%                --      562,577       323,341          48,616              --
1.85%                --      444,677       403,542         103,748              --
1.90%                --    5,281,500     1,381,919         269,860          67,871
1.95%                --    1,283,769       639,234              --         120,695
2.00%                --      149,967        33,433          42,289              --
2.05%                --      346,105       273,616          19,921          23,793
2.10%                --      853,694       260,883          57,853          28,087
2.15%                --      339,832        98,905           3,338          46,635
2.20%                --        5,228            --              --              --
-------------------------------------------------------------------------------------
Total         1,776,207   26,417,038    22,694,750       6,094,812         779,547
-------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 353

              FTVIPT FRANK   FTVIPT FRANK      FTVIPT            FTVIPT         FTVIPT
               SM CAP VAL,    SM MID CAP    MUTUAL SHARES    TEMP DEV MKTS     TEMP FOR
PRICE LEVEL       CL 2         GRO, CL 2      SEC, CL 2        SEC, CL 2       SEC, CL 2
              -----------------------------------------------------------------------------
1.00%             312,813        876,861       3,435,197         22,499        1,146,273
1.05%                  --          1,512       2,313,306             --               --
1.10%           1,507,735      4,937,165      15,037,006        253,796        5,634,492
1.15%                  --        420,622         712,798             --          102,335
1.20%             494,320      2,527,476       4,353,969             --          779,966
1.25%                  --             --       2,476,099(1)          --          367,891(3)
1.25%             717,060      4,295,170       6,010,533(2)     125,978        2,635,566(4)
1.30%             412,282        179,880       4,535,108             --          540,865
1.35%             947,923      5,245,825      14,983,999        441,165        5,604,120
1.40%                  --             --              --             --               --
1.40%             846,733      2,053,510      10,913,311             --        1,562,229
1.45%             557,673      3,378,247       5,057,597             --          661,097
1.50%             593,547      2,300,189       9,714,682             --          681,439
1.55%             415,044        304,237       4,678,021             --          551,122
1.60%              69,469        121,592       2,313,086             --          908,936
1.65%             446,358        900,744       5,960,884             --          509,349
1.70%             300,372      1,612,086       9,196,866             --          377,200
1.75%              86,815        137,040       5,785,499             --          134,024
1.80%              22,273             --         153,796             --               --
1.85%              94,194             --         610,932             --          185,686
1.90%                  --         98,085       6,611,225             --               --
1.95%                  --         11,307       2,957,234             --               --
2.00%                  --             --          65,210             --               --
2.05%                  --             --         326,155             --               --
2.10%                  --             --       1,123,436             --               --
2.15%                  --             --         718,243             --               --
2.20%                  --             --          15,888             --               --
-------------------------------------------------------------------------------------------
Total           7,824,611     29,401,548     120,060,080        843,438       22,382,590
-------------------------------------------------------------------------------------------



354 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  FTVIPT           FTVIPT      GS VIT        GS VIT         GS VIT
              TEMP GLOBAL INC,    TEMP GRO    CAP GRO,     STRATEGIC     MID CAP VAL,
PRICE LEVEL        CL 2          SEC, CL 2      INST     INTL EQ, INST       INST
              -----------------------------------------------------------------------
1.00%                     --            --          --             --             --
1.05%              3,787,470         1,401          --             --      3,149,765
1.10%                     --            --          --             --             --
1.15%              2,962,139       120,956          --             --      2,618,312
1.20%              2,612,942       289,732          --             --      1,619,760
1.25%                     --            --          --             --             --
1.25%              1,812,273        20,611          --             --      1,872,648
1.30%              2,116,058       392,081          --             --      1,984,671
1.35%              4,606,806       205,981          --             --      3,983,813
1.40%                     --            --          --             --             --
1.40%              3,550,619         6,010     341,410        134,574      2,112,600
1.45%              3,640,592        19,091          --             --      2,732,021
1.50%              4,149,415       273,676      59,916         90,960      2,666,826
1.55%              1,940,430        23,510          --             --      1,418,185
1.60%              1,894,307            --     790,022        483,174      1,436,189
1.65%              3,467,237       154,327          --             --      1,605,419
1.70%             23,081,877       375,923          --             --      9,377,347
1.75%              9,166,098       486,821          --             --      7,601,749
1.80%              1,306,135        20,786          --             --        676,232
1.85%              1,468,056         9,024          --             --        978,164
1.90%             18,799,616       111,507          --             --     14,517,450
1.95%              6,142,900       330,635          --             --      5,189,035
2.00%                447,637            --          --             --        288,960
2.05%              1,337,840        41,575          --             --        885,861
2.10%              3,092,786        43,895          --             --      2,053,162
2.15%              1,575,313        29,854          --             --      1,355,996
2.20%                 77,786            --          --             --         65,063
-------------------------------------------------------------------------------------
Total            103,036,332     2,957,396   1,191,348        708,708     70,189,228
-------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 355

                 GS VIT      JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
              STRUCTD U.S.       BAL,      GLOBAL TECH,    INTL GRO,    LG CAP GRO,
PRICE LEVEL     EQ, INST         INST          SERV          SERV          SERV
              ---------------------------------------------------------------------
1.00%                  --            --             --            --            --
1.05%                  --            --             --            --            --
1.10%                  --            --             --            --            --
1.15%                  --            --         50,771            --       115,563
1.20%           1,503,173            --             --            --            --
1.25%                  --            --             --            --            --
1.25%           2,493,817            --         79,488            --       503,298
1.30%                  --            --             --            --            --
1.35%                  --            --             --            --            --
1.40%                  --            --             --            --            --
1.40%           1,486,875     3,776,519        658,343     1,086,152     1,522,650
1.45%           1,466,883            --             --            --            --
1.50%           1,709,612            --         90,691       387,632       821,990
1.55%                  --            --             --            --            --
1.60%             887,500            --        652,933     2,777,658     3,179,251
1.65%             121,526            --             --            --            --
1.70%             635,775            --             --            --            --
1.75%                  --            --             --            --            --
1.80%                  --            --             --            --            --
1.85%                  --            --             --            --            --
1.90%                  --            --             --            --            --
1.95%                  --            --             --            --            --
2.00%                  --            --             --            --            --
2.05%                  --            --             --            --            --
2.10%                  --            --             --            --            --
2.15%                  --            --             --            --            --
2.20%                  --            --             --            --            --
----------------------------------------------------------------------------------
Total          10,305,161     3,776,519      1,532,226     4,251,442     6,142,752
----------------------------------------------------------------------------------



356 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

              JANUS ASPEN    JANUS ASPEN       JPM            LAZARD           LAZARD
              MID CAP GRO,    WORLD GRO,   U.S. LG CAP     RETIRE U.S.          RETIRE
PRICE LEVEL       SERV          INST         CORE EQ     STRATEGIC, SERV   INTL EQ, SERV
              --------------------------------------------------------------------------
1.00%                  --            --            --             --               --
1.05%                  --            --            --             --               --
1.10%                  --            --            --             --               --
1.15%             296,002            --            --             --               --
1.20%                  --            --            --             --               --
1.25%                  --            --            --             --               --
1.25%             198,568            --            --             --               --
1.30%                  --            --            --             --               --
1.35%                  --            --            --             --               --
1.40%                  --            --            --             --               --
1.40%           1,189,449     1,907,075       754,356         96,858          147,563
1.45%                  --            --            --             --               --
1.50%             202,282            --       141,521         56,922           74,407
1.55%                  --            --            --             --               --
1.60%           2,067,704            --       752,755        221,656          387,688
1.65%                  --            --            --             --               --
1.70%                  --            --            --             --               --
1.75%                  --            --            --             --               --
1.80%                  --            --            --             --               --
1.85%                  --            --            --             --               --
1.90%                  --            --            --             --               --
1.95%                  --            --            --             --               --
2.00%                  --            --            --             --               --
2.05%                  --            --            --             --               --
2.10%                  --            --            --             --               --
2.15%                  --            --            --             --               --
2.20%                  --            --            --             --               --
----------------------------------------------------------------------------------------
Total           3,954,005     1,907,075     1,648,632        375,436          609,658
----------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 357

                    MFS            MFS          MFS         MFS         MFS
              INV GRO STOCK,   INV TRUST,   INV TRUST,    NEW DIS,    NEW DIS,
PRICE LEVEL      SERV CL         INIT CL      SERV CL     INIT CL     SERV CL
              ----------------------------------------------------------------
1.00%              418,931             --          --           --     454,196
1.05%                   --             --          --           --       4,986
1.10%            2,369,375             --          --           --   1,558,636
1.15%               18,583          1,667     161,950       19,187      41,513
1.20%               63,205        906,529          --           --     127,223
1.25%                   --             --          --           --          --
1.25%            1,099,387      1,379,240     471,359       22,115     658,443
1.30%               44,186             --          --           --      48,225
1.35%            2,171,461             --          --           --   1,305,374
1.40%                   --             --          --           --          --
1.40%               85,174        652,201     199,501      955,587     175,235
1.45%               54,507      1,163,154          --           --     111,825
1.50%               45,762      1,194,991      59,219      125,445      35,727
1.55%              216,077             --          --           --      77,730
1.60%                   --             --       9,580    1,888,850      12,821
1.65%               39,124         43,649          --           --     110,041
1.70%               11,317        403,417      84,745           --     155,009
1.75%               18,826             --          --           --      59,832
1.80%                6,569             --          --           --          --
1.85%                2,385             --          --           --      24,321
1.90%               14,492             --          --           --       9,606
1.95%                6,202             --          --           --       3,319
2.00%                   --             --          --           --          --
2.05%               13,012             --          --           --      30,731
2.10%               10,996             --          --           --          --
2.15%                   --             --          --           --          --
2.20%                   --             --          --           --          --
------------------------------------------------------------------------------
Total            6,709,571      5,744,848     986,354    3,011,184   5,004,793
------------------------------------------------------------------------------



358 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 MFS           MFS             MFS           MFS           MFS
              RESEARCH,   TOTAL RETURN,   TOTAL RETURN,   UTILITIES,   UTILITIES,
PRICE LEVEL    INIT CL       INIT CL         SERV CL        INIT CL      SERV CL
              -------------------------------------------------------------------
1.00%                --           --         3,242,739            --      123,982
1.05%                --           --                --            --        1,907
1.10%                --           --        14,024,939            --      602,269
1.15%                --       47,292           541,224        33,334      167,024
1.20%                --           --         1,866,740     1,147,908       80,613
1.25%                --           --                --            --           --
1.25%                --      117,226         6,062,269     1,159,324      304,463
1.30%                --           --         2,824,948            --       67,211
1.35%                --           --        16,584,249            --      163,865
1.40%                --           --                --            --           --
1.40%           888,053           --         3,207,132     1,751,495      161,447
1.45%                --           --         1,860,506     1,627,780       71,358
1.50%           159,528           --         1,838,340     1,800,893       54,430
1.55%                --           --         3,621,575            --       98,781
1.60%         1,789,274           --         1,316,213     1,351,317       74,300
1.65%                --           --         3,275,848       192,512      145,768
1.70%                --           --         1,094,614       675,229       84,519
1.75%                --           --           742,215            --       21,086
1.80%                --           --            33,112            --           --
1.85%                --           --           531,122            --       89,432
1.90%                --           --           106,055            --       31,569
1.95%                --           --           139,089            --           --
2.00%                --           --                --            --           --
2.05%                --           --            19,572            --       48,309
2.10%                --           --            30,263            --       28,646
2.15%                --           --                --            --        4,589
2.20%                --           --                --            --           --
---------------------------------------------------------------------------------
Total         2,836,855      164,518        62,962,764     9,739,792    2,425,568
---------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 359

                                                  OPPEN        OPPEN
               OPCAP      OPCAP       OPCAP      CAP APPR   CAP APPR VA,
PRICE LEVEL      EQ      MANAGED      SM CAP        VA          SERV
              ----------------------------------------------------------
1.00%              --          --          --          --       338,724
1.05%              --          --          --          --        11,673
1.10%              --          --          --          --     2,384,115
1.15%              --          --          --          --     2,647,866
1.20%              --          --          --          --       274,220
1.25%              --          --          --          --            --
1.25%              --          --          --          --       498,928
1.30%              --          --          --          --     2,151,614
1.35%              --          --          --          --     5,328,255
1.40%              --          --          --          --            --
1.40%         707,247   1,403,731   1,173,601   2,158,503       319,014
1.45%              --          --          --          --     2,779,670
1.50%              --          --          --          --     2,445,131
1.55%              --          --          --          --     1,484,035
1.60%              --          --          --          --       330,199
1.65%              --          --          --          --     1,727,779
1.70%              --          --          --          --     8,561,987
1.75%              --          --          --          --     5,176,198
1.80%              --          --          --          --       238,844
1.85%              --          --          --          --       314,215
1.90%              --          --          --          --    10,181,720
1.95%              --          --          --          --     4,759,275
2.00%              --          --          --          --       152,450
2.05%              --          --          --          --       543,492
2.10%              --          --          --          --     1,390,252
2.15%              --          --          --          --     1,374,777
2.20%              --          --          --          --        87,007
------------------------------------------------------------------------
Total         707,247   1,403,731   1,173,601   2,158,503    55,501,440
------------------------------------------------------------------------



360 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 OPPEN          OPPEN         OPPEN        OPPEN      OPPEN
              GLOBAL SEC   GLOBAL SEC VA,     HI INC    HI INC VA,   MAIN ST
PRICE LEVEL       VA            SERV            VA         SERV         VA
              --------------------------------------------------------------
1.00%                --         376,018            --      401,945        --
1.05%                --           1,453            --           --        --
1.10%                --       1,299,825            --    1,050,611        --
1.15%                --          16,958            --           --        --
1.20%                --         709,671            --      191,940        --
1.25%                --              --            --           --        --
1.25%                --       2,059,303            --      213,756        --
1.30%                --         289,070            --      243,324        --
1.35%                --       1,088,837            --      635,648        --
1.40%                --              --            --           --        --
1.40%           162,148         940,361     1,307,032      521,000   404,427
1.45%                --         968,243            --      268,073        --
1.50%                --       1,356,478            --       59,751        --
1.55%                --         307,451            --      315,238        --
1.60%                --         197,097            --        3,921        --
1.65%                --         429,325            --      199,387        --
1.70%                --         683,144            --           --        --
1.75%                --          71,947            --       79,086        --
1.80%                --          62,108            --           --        --
1.85%                --          42,197            --       50,819        --
1.90%                --         208,841            --           --        --
1.95%                --           3,947            --           --        --
2.00%                --           8,179            --           --        --
2.05%                --          21,831            --           --        --
2.10%                --          21,732            --           --        --
2.15%                --              --            --           --        --
2.20%                --              --            --           --        --
----------------------------------------------------------------------------
Total           162,148      11,164,016     1,307,032    4,234,499   404,427
----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 361

                  OPPEN        OPPEN         OPPEN         PUT VT      PUT VT
               MAIN ST SM    STRATEGIC     STRATEGIC      DIV INC,    DIV INC,
PRICE LEVEL   CAP VA, SERV    BOND VA    BOND VA, SERV     CL IA       CL IB
              ----------------------------------------------------------------
1.00%             247,723          --       1,600,487           --          --
1.05%              20,285          --       3,108,210           --          --
1.10%           1,209,081          --       3,751,394           --          --
1.15%              18,533          --       3,937,177           --          --
1.20%             533,080          --       2,700,629           --          --
1.25%                  --          --              --           --          --
1.25%             390,997          --       3,246,821           --          --
1.30%             361,665          --       4,678,271           --          --
1.35%             995,393          --       7,420,886           --          --
1.40%                  --          --              --           --          --
1.40%             329,747     269,406       6,463,653    1,458,641   1,381,942
1.45%             380,214          --       5,557,036           --          --
1.50%             175,239          --       5,049,765           --          --
1.55%             301,261          --       5,107,195           --          --
1.60%              95,371          --       2,715,396           --          --
1.65%             191,651          --       6,883,407           --          --
1.70%             168,237          --      21,465,809           --          --
1.75%             414,491          --      12,471,035           --          --
1.80%              16,734          --       1,584,279           --          --
1.85%              29,996          --       2,256,251           --          --
1.90%              74,650          --      20,730,561           --          --
1.95%              23,439          --       8,919,811           --          --
2.00%               1,835          --         629,488           --          --
2.05%               1,963          --       1,395,654           --          --
2.10%                  --          --       3,663,051           --          --
2.15%              13,840          --       2,471,520           --          --
2.20%                  --          --         135,578           --          --
------------------------------------------------------------------------------
Total           5,995,425     269,406     137,943,364    1,458,641   1,381,942
------------------------------------------------------------------------------



362 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                PUT VT       PUT VT       PUT VT         PUT VT        PUT VT
              GLOBAL EQ,   GRO & INC,   GRO & INC,   HLTH SCIENCES,   HI YIELD,
PRICE LEVEL      CL IA        CL IA       CL IB          CL IB         CL IA
              -----------------------------------------------------------------
1.00%                --            --      343,223         27,119           --
1.05%                --            --           --             --           --
1.10%                --            --    2,148,389        389,534           --
1.15%                --            --      241,650             --           --
1.20%                --            --       35,806        149,841           --
1.25%                --            --           --             --           --
1.25%                --            --    1,443,404        243,423           --
1.30%                --            --       72,980         79,911           --
1.35%                --            --    1,393,909        128,935           --
1.40%                --            --           --             --           --
1.40%           785,915     2,471,167    3,459,787        195,956      650,741
1.45%                --            --       35,453        272,024           --
1.50%                --            --       90,648        257,198           --
1.55%                --            --       99,831        132,498           --
1.60%                --            --       33,393         75,444           --
1.65%                --            --       40,936        132,579           --
1.70%                --            --       58,523        162,007           --
1.75%                --            --       17,954          4,550           --
1.80%                --            --           --          5,477           --
1.85%                --            --        7,335        167,356           --
1.90%                --            --           --        141,658           --
1.95%                --            --           --            911           --
2.00%                --            --           --         14,074           --
2.05%                --            --           --         12,217           --
2.10%                --            --           --             --           --
2.15%                --            --           --             --           --
2.20%                --            --           --             --           --
-------------------------------------------------------------------------------
Total           785,915     2,471,167    9,523,221      2,592,712      650,741
-------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 363

                PUT VT     PUT VT     PUT VT          PUT VT           PUT VT
              HI YIELD,     INC,     INTL EQ,    INTL GRO & INC,   INTL NEW OPP,
PRICE LEVEL     CL IB      CL IB       CL IB          CL IB            CL IB
              ------------------------------------------------------------------
1.00%               --         --      419,123           --            237,958
1.05%               --         --           --           --                 --
1.10%               --         --    1,895,603           --            615,659
1.15%               --     15,447      103,009           --                 --
1.20%               --         --    3,930,904           --                 --
1.25%               --         --           --           --                 --
1.25%               --     23,105    4,374,278           --            196,804
1.30%               --         --      317,066           --                 --
1.35%               --         --    1,862,840           --          1,094,154
1.40%               --         --           --           --                 --
1.40%          677,059     77,155    2,110,469        7,948            347,493
1.45%               --         --    4,123,272           --                 --
1.50%               --     25,291    2,623,101           --                 --
1.55%               --         --      433,717           --                 --
1.60%               --         --       67,455           --                 --
1.65%               --         --    1,025,513           --                 --
1.70%               --     82,983    1,624,148           --                 --
1.75%               --         --       84,148           --                 --
1.80%               --         --       12,312           --                 --
1.85%               --         --       53,346           --                 --
1.90%               --         --           --           --                 --
1.95%               --         --        5,619           --                 --
2.00%               --         --           --           --                 --
2.05%               --         --        2,018           --                 --
2.10%               --         --           --           --                 --
2.15%               --         --           --           --                 --
2.20%               --         --           --           --                 --
--------------------------------------------------------------------------------
Total          677,059    223,981   25,067,941        7,948          2,492,068
--------------------------------------------------------------------------------



364 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                PUT VT      PUT VT       PUT VT       PUT VT        PUT VT
               NEW OPP,   RESEARCH,   SM CAP VAL,     VISTA,       VOYAGER,
PRICE LEVEL     CL IA       CL IB        CL IB         CL IB         CL IA
              -------------------------------------------------------------
1.00%                --      2,904             --      285,183           --
1.05%                --         --      1,670,166           --           --
1.10%                --    145,211             --    1,712,505           --
1.15%                --         --        193,613      227,930           --
1.20%                --     39,272      1,143,775    2,672,880           --
1.25%                --         --             --      588,799(5)        --
1.25%                --         --        800,887    2,038,532(6)        --
1.30%                --         --        193,497       23,514           --
1.35%                --    153,708        593,375    1,914,007           --
1.40%                --         --             --           --           --
1.40%         1,594,997      3,206        945,642      821,959      411,771
1.45%                --      2,530      1,199,331    3,033,036           --
1.50%                --      5,607        578,846    2,580,926           --
1.55%                --      7,357        252,193       14,128           --
1.60%                --         --        388,100           --           --
1.65%                --         --        762,824      385,171           --
1.70%                --         --      5,947,751      915,829           --
1.75%                --         --      2,986,179           --           --
1.80%                --         --        211,031           --           --
1.85%                --         --        263,247        1,545           --
1.90%                --         --      4,666,104        8,309           --
1.95%                --         --      1,600,580           --           --
2.00%                --         --         77,432           --           --
2.05%                --         --        253,849           --           --
2.10%                --         --        661,110        4,681           --
2.15%                --         --        380,700           --           --
2.20%                --         --         12,255           --           --
---------------------------------------------------------------------------
Total         1,594,997    359,795     25,782,487   17,228,934      411,771
---------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 365

                PUT VT
               VOYAGER,     RVS VP      RVS VP        RVS VP        RVS VP
PRICE LEVEL     CL IB        BAL       CASH MGMT     DIV BOND     DIV EQ INC
              -----------------------------------------------------------------
1.00%                --      57,897      646,355     1,120,376       367,009
1.05%                --          --       67,341     8,561,804     5,812,299
1.10%                --     706,924    2,880,183     3,164,092     1,694,734
1.15%                --     120,985      459,668     1,770,982     4,534,564
1.20%                --          --      339,603     6,765,718     3,391,145
1.25%                --          --           --            --            --
1.25%                --     274,758    1,202,946     4,332,199     3,199,083
1.30%                --          --    1,143,398     2,210,140     3,198,338
1.35%                --     510,196    2,008,312     6,084,723     6,947,904
1.40%                --          --           --            --       522,120(7)
1.40%         1,945,780   2,335,436    3,923,070     8,732,570     5,209,695(8)
1.45%                --          --      401,378     8,025,294     6,769,194
1.50%                --     786,695    1,591,764     7,846,794     5,091,795
1.55%                --          --    3,192,565     3,371,000     1,839,755
1.60%                --   1,533,598    4,257,763     1,278,947     3,425,372
1.65%                --          --    1,470,094     4,426,692     4,986,168
1.70%                --      54,078    2,192,489    33,989,773    27,624,061
1.75%                --          --    1,656,235    17,563,349    13,287,739
1.80%                --          --      173,967       638,427     1,422,805
1.85%                --          --       90,747       547,270     1,032,896
1.90%                --          --    1,771,333    27,708,940    25,297,287
1.95%                --          --      436,916    10,809,064     9,881,349
2.00%                --          --       46,468       368,471       461,114
2.05%                --          --      183,090     1,724,315     1,651,506
2.10%                --          --      743,629     5,166,866     3,647,562
2.15%                --          --      752,262     2,450,716     2,631,625
2.20%                --          --        7,496        39,841       181,088
-------------------------------------------------------------------------------
Total         1,945,780   6,380,567   31,639,072   168,698,363   144,108,207
-------------------------------------------------------------------------------



366 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                RVS VP
                RVS VP     GLOBAL INFLATION      RVS VP         RVS VP        RVS VP
PRICE LEVEL    EMER MKTS       PROT SEC           GRO       HI YIELD BOND    INC OPP
              ------------------------------------------------------------------------
1.00%                 --               --         32,727              --            --
1.05%          1,590,435        6,089,452             --         761,413     2,213,760
1.10%                 --               --         46,277              --            --
1.15%          1,357,753        1,312,204             --         930,133       504,136
1.20%          1,111,814        4,155,727         14,011         630,473     1,571,872
1.25%                 --               --             --              --            --
1.25%            427,832        2,829,114          3,339       1,320,329     1,094,048
1.30%          1,190,137          786,841          8,371         614,252       349,211
1.35%          2,202,011        2,955,730         20,397       1,113,437       956,482
1.40%                 --               --             --              --            --
1.40%          1,522,340        4,355,174        410,599       4,474,825       781,631
1.45%          1,921,867        4,338,454          3,617       1,056,151     1,896,229
1.50%          1,814,924        3,020,824         96,870       1,610,795       986,682
1.55%            815,956        1,532,873         25,695         455,772       549,023
1.60%          1,101,525        1,611,675        384,092       3,558,629        65,599
1.65%          1,796,942        3,003,904          4,922       2,394,374       801,738
1.70%          9,009,641       26,598,870             --       8,934,956     8,354,706
1.75%          4,283,733       10,881,152             --       1,837,193     4,449,315
1.80%            557,839          962,189             --         973,801       149,567
1.85%            594,036        1,411,327             --       1,551,109      102,610
1.90%          7,742,139       19,913,895         38,339       5,751,445     6,779,601
1.95%          2,992,621        6,418,194             --       1,254,220     2,750,257
2.00%            171,415          429,923             --         389,086        83,546
2.05%            487,980        1,279,910             --         540,344       374,787
2.10%          1,207,695        3,284,143             --       1,061,533     1,167,981
2.15%            811,193        1,456,297             --         397,404       594,644
2.20%             46,336           29,477             --          55,454        13,522
--------------------------------------------------------------------------------------
Total         44,758,164      108,657,349      1,089,256      41,667,128    36,590,947
--------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 367

                RVS VP      RVS VP       RVS VP       RVS VP        RVS VP
PRICE LEVEL    INTL OPP    LG CAP EQ   LG CAP VAL   MID CAP GRO     S&P 500
              ----------------------------------------------------------------
1.00%                --      377,445          --           544      811,064
1.05%                --           --          --            --        1,876
1.10%                --    2,344,414          --        42,641    4,947,722
1.15%                --    2,749,142       4,470       233,995      342,686
1.20%                --    2,747,665          --            --      248,341
1.25%                --           --          --            --    3,397,891(5)
1.25%             5,359    4,700,901          --         1,459      539,458(6)
1.30%           335,365    2,597,744       9,460       143,170    1,450,360
1.35%                --    6,859,871      13,495       381,818    5,375,983
1.40%                --           --          --            --           --
1.40%         1,048,053    5,898,284          --     2,222,109      219,427
1.45%                --    5,151,842       9,060        31,935      256,010
1.50%                --    9,362,364      18,230       280,452       12,495
1.55%                --    2,461,145      15,315       158,882      658,356
1.60%                --    4,631,359          --       281,166      183,778
1.65%             7,191    4,539,026          --       119,603       81,732
1.70%            19,549   15,806,527       2,860       707,565      226,614
1.75%                --    4,232,667          --        93,581      714,357
1.80%                --      681,079          --       136,166        6,732
1.85%                --    1,182,614          --       157,847       38,165
1.90%             1,625   11,734,173      23,463     1,022,545      141,653
1.95%             4,444    3,764,703       9,809            --       15,545
2.00%                --      344,705          --        50,800        7,422
2.05%                --      678,481       7,766        94,192       13,032
2.10%                --    1,949,947          --       147,900       62,879
2.15%                --    1,089,617          --         2,119           --
2.20%                --       14,184          --           514           --
------------------------------------------------------------------------------
Total         1,421,586   95,899,899     113,928     6,311,003   19,753,578
------------------------------------------------------------------------------



368 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                         ROYCE
                RVS VP         RVS VP         RVS VP       RVS VP     MICRO-CAP,
PRICE LEVEL   SELECT VAL   SHORT DURATION   SM CAP ADV   SM CAP VAL    INVEST CL
              ------------------------------------------------------------------
1.00%               --          861,252        22,474        77,703           --
1.05%               --          238,961            --            --           --
1.10%               --        4,370,425       309,712       529,630           --
1.15%              763          572,775        18,564     2,697,939           --
1.20%               --        1,294,110       139,100       192,169           --
1.25%               --        1,522,091(9)         --            --           --
1.25%               --        1,559,155(10)   338,031       446,308           --
1.30%               --        2,162,462            --     1,453,758           --
1.35%               --        4,039,767       227,686     3,795,763           --
1.40%               --          470,808(7)     83,421(7)         --           --
1.40%               --        2,280,576(8)    289,721(8)  2,128,990      398,008
1.45%               --        2,022,973       537,030     2,460,600           --
1.50%               --        3,279,869       679,080     2,525,842      295,024
1.55%           14,852        1,369,806            --       943,984           --
1.60%               --          687,575       416,461     1,525,014      968,000
1.65%               --        1,686,297        42,907     2,782,675           --
1.70%            8,174        5,083,641       433,932    10,097,355           --
1.75%               --        1,568,329            --     4,843,386           --
1.80%               --          519,072            --       763,281           --
1.85%               --          640,682            --       647,768           --
1.90%               --        3,802,124            --    11,120,844           --
1.95%               --          747,570            --     4,319,058           --
2.00%               --          130,774            --       275,502           --
2.05%               --          525,118            --       714,013           --
2.10%            3,495          794,249            --     1,607,883           --
2.15%               --          175,743            --     1,253,073           --
2.20%               --            8,573            --        72,471           --
--------------------------------------------------------------------------------
Total           27,284       42,414,777     3,538,119    57,275,009    1,661,032
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 369

                ROYCE                                               STI CVT
               SM-CAP,     STI CVT    STI CVT       STI CVT         LG CAP
PRICE LEVEL   INVEST CL    CAP APPR   INTL EQ   INVEST GR BOND   RELATIVE VAL
              ---------------------------------------------------------------
1.00%               --        4,694     5,332         7,067           35,954
1.05%               --           --   278,327            --          707,674
1.10%               --       10,523     7,162        34,112           46,233
1.15%               --      856,081    48,863            --          165,391
1.20%               --           --   108,497            --          335,622
1.25%               --           --        --            --               --
1.25%               --       16,348    80,338         6,341          190,385
1.30%               --      729,762    41,778       142,783          117,133
1.35%               --      840,895    53,622         6,537          192,738
1.40%               --           --        --            --               --
1.40%          450,217       22,762    49,481        49,112          187,720
1.45%               --        1,063        --            --           67,460
1.50%          150,204      996,741    39,830        24,676          212,073
1.55%               --      370,486    30,676        75,590          182,761
1.60%          588,442        4,070     2,032        85,604           31,333
1.65%               --       84,066    11,830       107,883           12,186
1.70%               --      241,968    38,449            --          127,251
1.75%               --       26,526     1,270        12,247            9,702
1.80%               --           --        --            --               --
1.85%               --       19,325        --        14,901               --
1.90%               --        9,181     1,580            --            4,438
1.95%               --           --        --            --               --
2.00%               --           --        --            --               --
2.05%               --           --        --            --               --
2.10%               --           --        --            --               --
2.15%               --           --        --            --               --
2.20%               --           --        --            --               --
-----------------------------------------------------------------------------
Total         1,188,863   4,234,491   799,067       566,853        2,626,054
-----------------------------------------------------------------------------



370 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

              STI CVT   STI CVT    STI CVT                   VANK LIT
               LG CAP   MID-CAP     SM CAP     THIRD AVE     COMSTOCK,
PRICE LEVEL    VAL EQ      EQ       VAL EQ        VAL          CL II
              --------------------------------------------------------
1.00%           9,589     9,133      14,756           --       124,870
1.05%              --        --     369,140           --     5,338,808
1.10%           4,995     8,189      18,082           --     1,556,911
1.15%              --    20,440     539,427           --     9,047,945
1.20%           4,514       345     153,401           --     3,371,608
1.25%              --        --          --           --            --
1.25%           9,971    18,265      85,080           --     2,019,573
1.30%          79,914    16,139     322,172           --     5,512,603
1.35%          90,205    20,931     448,787           --    11,133,240
1.40%              --        --          --           --            --
1.40%           7,675    13,316      79,765      480,999     6,247,585
1.45%           5,313        --       9,697           --     8,761,900
1.50%           8,462        --     681,468      204,702     8,457,314
1.55%         149,800    16,919     210,291           --     3,854,409
1.60%          28,793        --       7,153    1,292,148     4,082,010
1.65%           8,660    12,901      36,315           --     7,069,181
1.70%              --        --     235,898           --    36,888,013
1.75%          19,383        --      22,573           --    19,119,078
1.80%              --        --          --           --     2,067,314
1.85%           9,276     1,713       8,092           --     1,995,377
1.90%              --        --       5,916           --    41,096,198
1.95%              --        --          --           --    15,482,218
2.00%              --        --          --           --       817,308
2.05%              --        --          --           --     2,594,616
2.10%              --        --          --           --     5,950,476
2.15%              --        --          --           --     4,097,693
2.20%              --        --          --           --       234,903
----------------------------------------------------------------------
Total         436,550   138,291   3,248,013    1,977,849   206,921,151
----------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 371

               VANK LIT       VANK UIF         VANK UIF
              GRO & INC,   U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER
PRICE LEVEL      CL II          CL I             CL II       INTL SM CAP     U.S. SM CO
              -------------------------------------------------------------------------
1.00%            329,370        38,915                --              --            --
1.05%                 --            --            46,133       2,126,697       305,886
1.10%            956,883       209,879                --              --            --
1.15%                 --            --           132,044       1,394,583     1,823,540
1.20%            325,925        60,446            30,778       1,448,236       175,360
1.25%                 --            --                --              --            --
1.25%             48,619         2,459            29,383       1,003,541       110,344
1.30%            155,491        97,655           117,946       1,050,595     1,267,928
1.35%            526,751       126,328           187,072       2,026,699     2,393,092
1.40%                 --            --                --              --            --
1.40%            454,126       141,031             9,028         742,003     1,384,127
1.45%            175,935       108,677           150,174       2,562,095     1,544,788
1.50%            208,953        48,710           212,379       2,570,065     1,470,684
1.55%            226,384        44,960            89,025         600,752       726,515
1.60%             10,667        32,563               677       1,113,170     2,124,412
1.65%            189,706        85,125            76,228       1,574,282     1,906,714
1.70%            224,764        46,719           509,921       8,405,647     7,562,978
1.75%             22,379        15,632           254,127       5,689,417     3,433,769
1.80%              8,529            --            38,122         202,124       631,353
1.85%             50,887         6,026            15,748         183,918       614,822
1.90%                 --            --           572,777       6,792,870     6,970,107
1.95%                 --            --           214,292       4,321,029     2,648,195
2.00%                 --            --             5,900         117,417       174,110
2.05%                 --            --            58,198         295,239       445,848
2.10%                 --            --           104,361       1,154,024     1,011,498
2.15%                 --            --            71,481       1,140,029       777,455
2.20%                 --            --             2,545          60,874        55,830
---------------------------------------------------------------------------------------
Total          3,915,369     1,065,125         2,928,339      46,575,306    39,559,355
---------------------------------------------------------------------------------------



372 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               WF ADV VT       WF ADV VT      WF ADV VT   WF ADV VT    WF ADV VT
PRICE LEVEL   ASSET ALLOC   C&B LG CAP VAL      EQ INC    INTL CORE   LG CO CORE
              ------------------------------------------------------------------
1.00%                  --             --             --          --           --
1.05%                  --             --             --          --           --
1.10%                  --             --             --          --           --
1.15%               3,542             --        190,373          --        3,111
1.20%           3,544,146        560,709      1,386,886     329,828      304,945
1.25%                  --             --             --          --           --
1.25%           5,760,259      1,208,820      2,619,450     804,033      804,873
1.30%                  --             --         98,075          --           --
1.35%                  --             --         67,991          --           --
1.40%                  --             --             --          --           --
1.40%           1,764,937        171,032      1,969,542     240,145      250,240
1.45%           5,604,153        637,911      1,972,988     665,333      338,583
1.50%           5,991,943      1,139,652      2,527,106     795,219      720,977
1.55%                  --             --         26,878      19,269       19,497
1.60%             119,348             --      1,432,411          --           --
1.65%             459,812        270,572        531,642      80,112      151,198
1.70%           2,517,316        474,062      1,983,204     496,939      120,897
1.75%                  --             --        249,738          --           --
1.80%                  --         19,410        409,139       4,063       12,111
1.85%              15,195             --        653,314      20,631       10,855
1.90%                  --         22,130      1,229,064         844           --
1.95%                  --             --             --          --           --
2.00%                  --          6,180        128,556          --           --
2.05%               2,657             --        166,022         367           --
2.10%                  --             --        230,535          --           --
2.15%                  --             --          2,853          --           --
2.20%                  --             --             --          --           --
--------------------------------------------------------------------------------
Total          25,783,308      4,510,478     17,875,767   3,456,783    2,737,287
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 373

                                                      WF ADV VT
               WF ADV VT   WF ADV VT    WF ADV VT   TOTAL RETURN
PRICE LEVEL    LG CO GRO   MONEY MKT   SM CAP GRO       BOND
              --------------------------------------------------
1.00%                 --          --           --           --
1.05%                 --       1,111           --    1,094,224
1.10%                 --          --           --           --
1.15%            950,667       5,828           --      667,848
1.20%          5,784,570     965,871    1,741,492    1,376,689
1.25%                 --          --           --           --
1.25%          8,899,503   1,993,935    2,831,820    2,452,848
1.30%            418,717       8,129           --      398,824
1.35%            482,226      10,893           --      913,191
1.40%                 --          --           --           --
1.40%          8,063,818     479,810    1,281,423    5,543,258
1.45%          8,352,927   1,929,751    2,638,947    1,048,475
1.50%          8,246,148   2,138,077    2,796,070    2,038,510
1.55%            148,457       4,674        5,028      638,993
1.60%          3,057,347      84,822           --    4,298,789
1.65%          4,843,373     585,525      340,549    3,108,206
1.70%         11,870,724   1,195,654    1,085,691   11,634,469
1.75%            409,296       7,164           --      528,912
1.80%          1,018,452      50,014        5,087    1,855,763
1.85%          1,230,892     180,568           --    3,395,157
1.90%          4,838,757     153,784          817    8,453,663
1.95%                 --          --           --           --
2.00%            207,923      60,936           --      817,626
2.05%            602,207      30,196           --      955,859
2.10%            623,810     107,256           --    1,245,274
2.15%              9,591       2,134           --       28,380
2.20%                 --          --           --           --
----------------------------------------------------------------
Total         70,059,405   9,996,132   12,726,924   52,494,958
----------------------------------------------------------------



374 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2006:



                 AIM VI        AIM VI        AIM VI        AIM VI       AIM VI
               BASIC VAL,    CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,
PRICE LEVEL      SER II        SER I         SER II        SER I        SER II
              ------------------------------------------------------------------
1.00%         $ 1,042,101   $   236,427   $    15,580   $        --   $   83,702
1.05%                  80            --       487,683            --          101
1.10%           5,064,075     1,514,820       146,239            --      775,399
1.15%           1,090,316       166,725        60,400            --          103
1.20%           1,135,098     1,143,860       325,979            --       54,264
1.25%                  --            --            --            --           --
1.25%           1,001,523     3,071,211       250,728            --      101,035
1.30%           2,047,110            --        50,955            --      210,777
1.35%           6,291,671     2,578,672       447,758            --      495,499
1.40%                  --            --            --            --           --
1.40%           1,223,240     2,012,586     2,304,067       603,086      178,191
1.45%           2,280,104     1,472,529        48,044            --      156,938
1.50%           2,449,211     1,858,896       392,755        72,477       21,286
1.55%           1,928,338            --       289,670            --      165,929
1.60%             174,373     1,950,865     1,414,303     1,397,281      204,775
1.65%           2,317,056       151,891       779,593            --       74,728
1.70%           4,356,824       265,444     4,043,640            --      256,158
1.75%           2,980,406            --        57,207            --       25,109
1.80%              80,715            92       523,413            --       72,022
1.85%             275,892            --       638,449            --       60,640
1.90%           5,239,331            --     2,365,562            --       25,144
1.95%           2,924,864            --            --            --          100
2.00%              90,166            --       138,173            --          100
2.05%             184,099            --       289,600            --          100
2.10%             908,442            --       148,205            --          100
2.15%             822,275            --            88            --          100
2.20%               5,859            --            88            --          100
--------------------------------------------------------------------------------
Total         $45,913,169   $16,424,018   $15,218,179   $ 2,072,844   $2,962,400
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 375

                 AIM VI      AIM VI      AIM VI        AIM VI            AB VPS
                CORE EQ,    CORE EQ,    INTL GRO,   MID CAP CORE EQ,   BAL SHARES,
PRICE LEVEL      SER I       SER II       SER I         SER II             CL B
              --------------------------------------------------------------------
1.00%         $   275,484   $ 26,219   $       --      $       --       $  112,402
1.05%                  --         --           --              78              108
1.10%           2,001,150    123,025           --              --          676,573
1.15%             275,212         --           --         325,355           21,768
1.20%           3,171,303      8,855           --              78           71,746
1.25%                  --         --           --              --               --
1.25%           5,982,282     13,144           --              78          119,226
1.30%                  --     10,939           --         272,665           61,335
1.35%           3,327,094     58,858           --         633,251          462,935
1.40%                  --         --           --              --               --
1.40%          10,583,876      6,481    2,576,727              78           81,148
1.45%           3,563,372     18,096           --         401,332           83,149
1.50%           3,295,354     11,674           --         563,619           18,801
1.55%                  --        107           --         209,713          176,600
1.60%           2,952,600        107           --              78           15,527
1.65%             327,716     30,084           --         418,662           23,757
1.70%             620,611        107           --       1,128,942               89
1.75%                  --     26,837           --         838,122          277,876
1.80%              13,338        106           --          16,756               89
1.85%                  --        106           --          43,010           61,620
1.90%                  --         --           --       1,483,615               89
1.95%                  --         --           --         820,771            6,832
2.00%                  --         --           --          25,172               88
2.05%                  --         --           --          50,464            1,665
2.10%                  --         --           --         287,047               88
2.15%                  --         --           --         250,782               88
2.20%                  --         --           --           1,565               88
----------------------------------------------------------------------------------
Total         $36,389,392   $334,745   $2,576,727      $7,771,233       $2,273,687
----------------------------------------------------------------------------------



376 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 AB VPS         AB VPS        AB VPS         AB VPS          AB VPS
              GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,   U.S. GOVT/HI GR,
PRICE LEVEL       CL B           CL B          CL B           CL B            CL B
              --------------------------------------------------------------------------
1.00%          $  231,903    $ 1,902,291   $         --   $   613,403      $       --
1.05%                  --          3,226      2,502,697            --              --
1.10%             891,401     10,055,022             --     2,407,811              --
1.15%                  --          8,711      5,089,304            --              --
1.20%              39,310        244,824      1,664,473       134,612              --
1.25%                  --             --             --            --              --
1.25%             390,019      4,399,909      1,155,300       951,706              --
1.30%             163,294        401,038      3,686,939       139,524              --
1.35%           1,266,165     13,094,127      6,952,791     3,956,227              --
1.40%                  --             --             --            --              --
1.40%             668,653        692,384      5,558,693     1,395,497       1,388,647
1.45%             127,531        346,115      4,959,088       110,932              --
1.50%             339,892        364,264      5,671,375       375,240       1,014,694
1.55%             348,155        919,128      2,463,609       398,270              --
1.60%           1,240,502        365,076      3,951,198     2,196,098       1,122,246
1.65%             176,470        907,654      5,518,203       250,200              --
1.70%              24,369        267,508     27,978,018        10,487              --
1.75%               6,469        126,558     11,263,311        12,850              --
1.80%                  72        116,961      2,355,302           109              --
1.85%             126,021         52,088      2,049,460        27,537              --
1.90%                  --        215,831     23,654,555            --              --
1.95%                  --          9,704      7,927,255            --              --
2.00%                  --          1,168        539,887            --              --
2.05%                  --        121,647      1,562,494            --              --
2.10%                  --          1,756      3,361,818            --              --
2.15%                  --             94      2,178,527            --              --
2.20%                  --             94        119,844            --              --
----------------------------------------------------------------------------------------
Total          $6,040,226    $34,617,178   $132,164,141   $12,980,503      $3,525,587
----------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 377

                 AC VP          AC VP         AC VP        AC VP         AC VP
              INC & GRO,   INFLATION PROT,    INTL,        ULTRA,        VAL,
PRICE LEVEL      CL I           CL II         CL II        CL II         CL I
              ------------------------------------------------------------------
1.00%         $       --     $         --    $    --   $         --   $       --
1.05%                 --            2,036         81      4,075,216           --
1.10%                 --               --         --             --           --
1.15%                 --        7,281,478         75      3,340,580           --
1.20%                 --            2,034         81      2,800,832           --
1.25%                 --               --         --             --           --
1.25%                 --            2,034         81      2,025,752           --
1.30%                 --        5,356,608         75      2,471,212           --
1.35%                 --        9,416,138         75      5,035,230           --
1.40%                 --               --         --             --           --
1.40%          1,500,643        3,788,075         81      1,422,851    1,739,118
1.45%                 --        4,306,204     30,330      7,717,932           --
1.50%                 --        7,922,326         75      3,734,232           --
1.55%                 --        3,408,456         75      1,522,369           --
1.60%                 --        3,084,901         81        171,239           --
1.65%                 --        5,772,652         74      4,452,268           --
1.70%                 --       26,710,433      7,538     24,085,281           --
1.75%                 --       10,661,917         74     16,350,777           --
1.80%                 --        2,013,231         74        574,966           --
1.85%                 --        2,332,733         74        532,886           --
1.90%                 --       25,637,529         74     19,239,447           --
1.95%                 --        8,651,587         74     11,729,252           --
2.00%                 --          663,309         74        342,174           --
2.05%                 --        1,947,628     19,681        797,777           --
2.10%                 --        3,958,069         74      3,078,662           --
2.15%                 --        2,573,297         74      3,074,778           --
2.20%                 --          232,107         74        148,514           --
--------------------------------------------------------------------------------
Total         $1,500,643     $135,724,782    $59,069   $118,724,227   $1,739,118
--------------------------------------------------------------------------------



378 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                AC VP       BARON          COL            COL          COL
                VAL,     CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,   HI YIELD,
PRICE LEVEL     CL II        INS         VS CL A        VS CL A      VS CL A
              ---------------------------------------------------------------
1.00%         $     --   $       --     $     --      $       --     $     --
1.05%               84           --           --              --           --
1.10%               --           --           --              --           --
1.15%            2,579           --      106,888         305,580      113,620
1.20%               84           --           --              --           --
1.25%               --           --           --              --           --
1.25%               84           --      709,721       1,445,009      576,967
1.30%            1,532           --           --              --           --
1.35%            9,164           --           --              --           --
1.40%               --           --           --              --           --
1.40%           16,747      738,484           --              --           --
1.45%               66           --           --              --           --
1.50%           39,404      665,654           --              --           --
1.55%               65           --           --              --           --
1.60%          114,266    1,343,062           --              --           --
1.65%               65           --           --              --           --
1.70%          114,495           --           --              --           --
1.75%            5,439           --           --              --           --
1.80%           74,691           --           --              --           --
1.85%               65           --           --              --           --
1.90%           37,126           --           --              --           --
1.95%           22,690           --           --              --           --
2.00%               65           --           --              --           --
2.05%               65           --           --              --           --
2.10%               65           --           --              --           --
2.15%               64           --           --              --           --
2.20%               64           --           --              --           --
-----------------------------------------------------------------------------
Total         $438,969   $2,747,200     $816,609      $1,750,589     $690,587
-----------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 379

                  COL           COL            COL          COL        CS
               HI YIELD,    LG CAP GRO,   SM CAP VAL,   SM CO GRO,   MID-CAP
PRICE LEVEL     VS CL B       VS CL A      VS CL B        VS CL A     CORE
              --------------------------------------------------------------
1.00%         $        --    $       --     $     --     $     --   $     --
1.05%           1,630,828            --        5,011           --         --
1.10%                  --            --           --           --         --
1.15%           1,668,788       722,012          149       78,025         --
1.20%           1,153,846            --          104           --         --
1.25%                  --            --           --           --         --
1.25%             704,245       375,992          104      166,611         --
1.30%           1,074,816            --          149           --         --
1.35%           2,575,386            --       16,974           --         --
1.40%                  --            --           --           --         --
1.40%             587,735            --          104           --     58,782
1.45%           2,360,758            --        6,483           --         --
1.50%           2,352,841            --       16,436           --     30,169
1.55%             941,336            --          147           --         --
1.60%              42,831            --          103           --    257,543
1.65%           1,570,831            --        7,015           --         --
1.70%          10,590,619            --       31,991           --         --
1.75%           6,534,672            --        6,527           --         --
1.80%             335,627            --          146           --         --
1.85%             186,057            --          146           --         --
1.90%           9,134,221            --          146           --         --
1.95%           4,862,436            --      125,679           --         --
2.00%             106,548            --          141           --         --
2.05%             562,642            --          141           --         --
2.10%           1,910,585            --        6,072           --         --
2.15%           1,325,651            --          140           --         --
2.20%              74,860            --          140           --         --
----------------------------------------------------------------------------
Total         $52,288,159    $1,098,004     $224,048     $244,636   $346,494
----------------------------------------------------------------------------



380 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 DREY IP        DREY IP      DREY SOC    DREY VIF     DREY VIF
              MIDCAP STOCK,    TECH GRO,     RESP GRO,     APPR,    DISC STOCK,
PRICE LEVEL        SERV          SERV          INIT        SERV         INIT
              -----------------------------------------------------------------
1.00%            $    --      $        --   $       --   $     --     $     --
1.05%                 74          927,625           --        168           --
1.10%                 --               --           --         --           --
1.15%                129        1,277,811           --     16,554           --
1.20%                 74          662,499      332,885        168           --
1.25%                 --               --           --         --           --
1.25%                 74          477,846      431,659        168           --
1.30%                904          927,943           --    251,532           --
1.35%             20,347        1,835,539           --     17,518           --
1.40%                 --               --           --         --           --
1.40%                 74        1,333,132      309,063     70,555      260,313
1.45%             19,072        1,798,659      463,553     17,030           --
1.50%             28,432        1,475,112      248,991     25,771           --
1.55%                128          689,484           --        119           --
1.60%                 73          929,314          107    188,481           --
1.65%                127        1,537,155       36,370        119           --
1.70%             28,201        7,618,766      214,480      1,893           --
1.75%                127        3,897,689           --      9,219           --
1.80%                127          455,615          106     64,989           --
1.85%                127          421,268           --        118           --
1.90%                127        6,722,424           --     79,747           --
1.95%                126        2,743,091           --        118           --
2.00%                126          140,620           --        118           --
2.05%                126          381,632           --     79,955           --
2.10%                126          933,255           --      1,411           --
2.15%                126          715,599           --        117           --
2.20%                126           31,984           --        117           --
-------------------------------------------------------------------------------
Total            $98,973      $37,934,062   $2,037,214   $825,985     $260,313
-------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 381

               DREY VIF     DREY VIF        EG VA        EG VA          EG VA
              INTL VAL,   SM CO STOCK,      BAL,       CORE BOND,    FUNDAMENTAL
PRICE LEVEL      SERV         INIT          CL 2          CL 2      LG CAP, CL 1
              ------------------------------------------------------------------
1.00%          $     --      $    --     $   80,380   $ 1,107,900    $   97,242
1.05%                80           --             --            --            --
1.10%                --           --        338,796     3,699,968       798,296
1.15%               151           --             --     2,095,188            --
1.20%                80           --        128,184       822,757            --
1.25%                --           --             --            --            --
1.25%                80           --        118,464     1,020,290       251,941
1.30%             2,678           --        270,016     3,570,678            --
1.35%            26,413           --        223,040     7,606,180       768,347
1.40%                --           --             --            --            --
1.40%                80       22,968        153,272     2,781,978            --
1.45%             5,567           --         11,684     1,148,831            --
1.50%            28,583           --        182,624     3,851,989            --
1.55%               150           --        237,667     2,941,351            --
1.60%                80           --          9,434       331,279            --
1.65%            11,228           --        325,734     1,346,787            --
1.70%           130,605           --        121,232     8,072,192            --
1.75%               148           --        189,068       449,177            --
1.80%               148           --             71        92,914            --
1.85%               148           --         34,228       392,856            --
1.90%            36,401           --             --     7,643,742            --
1.95%            40,572           --             --            --            --
2.00%               147           --             --        36,276            --
2.05%            32,112           --             --     1,023,018            --
2.10%               146           --             --       808,324            --
2.15%             4,309           --             --            53            --
2.20%               146           --             --        11,164            --
--------------------------------------------------------------------------------
Total          $320,052      $22,968     $2,423,894   $50,854,892    $1,915,826
--------------------------------------------------------------------------------



382 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  EG VA         EG VA         EG VA         EG VA         EG VA
               FUNDAMENTAL       GRO,        HI INC,       INTL EQ,      INTL EQ,
PRICE LEVEL   LG CAP, CL 2       CL 2          CL 2          CL 1          CL 2
              --------------------------------------------------------------------
1.00%          $   930,802   $   188,191   $   413,328    $  310,983   $   647,048
1.05%                   --            --            --            --            --
1.10%            4,512,414     1,805,574     1,916,797     1,642,602     4,038,719
1.15%              286,207       631,991     1,421,235            --     1,183,953
1.20%            1,590,120       466,669       304,548            --     1,693,424
1.25%                   --            --            --            --            --
1.25%              746,218       216,411       499,503       421,291       671,197
1.30%            1,538,675       801,733     1,577,615            --     2,017,871
1.35%            4,668,881     2,076,884     4,114,986     1,751,319     5,675,892
1.40%                   --            --            --            --            --
1.40%            1,366,296       430,566       976,179            --     1,395,442
1.45%            1,266,391       454,485       609,576            --     1,395,945
1.50%            1,038,280     1,037,924     2,157,162            --     1,966,708
1.55%            1,404,115       973,179     2,233,142            --     1,624,036
1.60%              193,386        26,426       227,893            --       320,153
1.65%              996,605       210,263       640,626            --       835,440
1.70%            1,353,448     2,102,983     5,257,098            --     3,869,824
1.75%              289,122       147,429       117,210            --       480,349
1.80%               28,004        17,620        68,466            --        59,599
1.85%              211,288       135,517       228,675            --       168,142
1.90%            1,013,022     2,121,604     4,806,361            --     3,810,489
1.95%                   --            --            --            --            --
2.00%               16,250         8,933        22,896            --        13,725
2.05%               65,025       144,355       525,554            --       276,228
2.10%              119,014       206,686       486,416            --       413,803
2.15%                   64            63            56            --            78
2.20%                4,695         1,204         6,196            --         3,534
----------------------------------------------------------------------------------
Total          $23,638,322   $14,206,690   $28,611,518    $4,126,195   $32,561,599
----------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 383

                 EG VA        EG VA          EG VA          EG VA           EG VA
                OMEGA,        OMEGA,     SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,
PRICE LEVEL      CL 1          CL 2          CL 1           CL 2            CL 1
              -----------------------------------------------------------------------
1.00%         $  207,589   $   699,796    $   865,896    $ 1,272,009    $  415,048
1.05%                 --            --             --             --            --
1.10%          1,377,505     3,160,233      4,665,784      4,394,481     2,955,200
1.15%                 --     1,854,513             --         49,509            --
1.20%                 --     1,214,526             --      1,052,540            --
1.25%                 --            --             --             --            --
1.25%            385,407       671,162      2,020,128        798,607       773,446
1.30%                 --     2,073,275             --      1,591,959            --
1.35%          1,912,090     5,304,001      5,740,078      3,442,687     3,345,512
1.40%                 --            --             --             --            --
1.40%                 --       790,719             --      2,486,467            --
1.45%                 --     1,004,810             --      1,068,468            --
1.50%                 --     2,741,497             --      1,305,441            --
1.55%                 --     2,090,161             --      1,232,517            --
1.60%                 --       105,250             --        197,566            --
1.65%                 --       442,730             --      1,120,933            --
1.70%                 --     5,366,869             --        929,546            --
1.75%                 --       328,126             --        212,430            --
1.80%                 --        46,307             --         82,712            --
1.85%                 --       219,916             --        246,436            --
1.90%                 --     6,080,719             --        589,568            --
1.95%                 --            --             --             --            --
2.00%                 --        30,860             --             74            --
2.05%                 --       350,933             --        260,780            --
2.10%                 --       638,379             --         35,577            --
2.15%                 --            55             --             73            --
2.20%                 --         6,350             --             73            --
-------------------------------------------------------------------------------------
Total         $3,882,591   $35,221,187    $13,291,886    $22,370,453    $7,489,206
-------------------------------------------------------------------------------------



384 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  EG VA         FID VIP     FID VIP      FID VIP       FID VIP
              STRATEGIC INC,      BAL,        BAL,     CONTRAFUND,    CONTRAFUND,
PRICE LEVEL        CL 2         SERV CL   SERV CL 2     SERV CL       SERV CL 2
              -------------------------------------------------------------------
1.00%          $    638,300    $     --    $     --    $ 1,339,900   $  3,236,708
1.05%                    --          --          --             --     10,051,751
1.10%             2,741,272          --          --      8,141,609     14,431,337
1.15%             2,354,967      54,591          --             --     12,028,106
1.20%               853,145          --          --             --     10,997,020
1.25%                    --          --          --             --             --
1.25%               560,069     527,522          --      2,484,233      7,704,518
1.30%             3,210,787          --          --             --     13,361,661
1.35%             5,648,246          --          --      8,975,184     26,474,642
1.40%                    --          --          --             --             --
1.40%             3,244,372          --     101,367             --     17,813,672
1.45%               770,938          --          --             --     18,342,868
1.50%             5,477,558          --      89,526             --     15,202,841
1.55%             2,898,274          --          --             --      9,918,878
1.60%               158,201          --      10,712             --      9,560,678
1.65%             1,589,149          --          --             --     19,159,739
1.70%             7,995,484          --      99,757             --     78,286,073
1.75%               452,477          --          --             --     34,447,079
1.80%                77,964          --          72             --      4,351,488
1.85%               294,961          --          --             --      5,067,148
1.90%             7,946,147          --          --             --     63,623,091
1.95%                    --          --          --             --     22,918,469
2.00%                47,034          --          --             --      1,329,362
2.05%               863,516          --          --             --      4,302,500
2.10%               819,416          --          --             --      9,474,426
2.15%                    55          --          --             --      5,972,187
2.20%                12,101          --          --             --        407,050
---------------------------------------------------------------------------------
Total          $ 48,654,433    $582,113    $301,434    $20,940,926   $418,463,292
---------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 385

                FID VIP      FID VIP      FID VIP     FID VIP     FID VIP
               DYN APPR,   GRO & INC,   GRO & INC,      GRO,       GRO,
PRICE LEVEL    SERV CL 2     SERV CL     SERV CL 2    SERV CL    SERV CL 2
              ------------------------------------------------------------
1.00%         $       --   $       --     $     --   $     --   $  143,882
1.05%                 --           --           --         --        4,831
1.10%                 --           --           --         --    1,256,121
1.15%                 --      272,747           --     83,380          116
1.20%            274,973           --           --         --      195,271
1.25%                 --           --           --         --           --
1.25%          1,032,595      431,746           --    121,230      656,976
1.30%                 --           --           --         --      262,468
1.35%                 --           --           --         --      707,435
1.40%                 --           --           --         --           --
1.40%            136,197    1,497,196      367,737         --      861,393
1.45%            479,025           --           --         --      421,848
1.50%            337,474    1,092,618      204,832         --      435,455
1.55%                 --           --           --         --      302,673
1.60%                 69    3,934,525           75         --       67,057
1.65%                728           --           --         --      191,603
1.70%            125,542           --      423,742         --      382,832
1.75%                 --           --           --         --      135,312
1.80%                 69           --          75          --          104
1.85%                 --           --           --         --       18,927
1.90%                 --           --           --         --       16,351
1.95%                 --           --           --         --       12,093
2.00%                 --           --           --         --          113
2.05%                 --           --           --         --        9,063
2.10%                 --           --           --         --       14,671
2.15%                 --           --           --         --          713
2.20%                 --           --           --         --          113
--------------------------------------------------------------------------
Total         $2,386,672   $7,228,832     $996,461   $204,610   $6,097,421
--------------------------------------------------------------------------



386 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                HI INC,      HI INC,      INVEST GR,     MID CAP,       MID CAP,
PRICE LEVEL     SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
              -------------------------------------------------------------------
1.00%         $  241,108    $       --   $        --   $ 1,496,153   $  1,567,327
1.05%                 --            --       893,660            --      1,850,570
1.10%          1,309,215            --            --     8,256,513      8,773,179
1.15%                 --            --     3,458,825       645,671      1,896,444
1.20%                 --       203,218       532,445            --      5,104,336
1.25%                 --            --            --            --             --
1.25%            659,783       785,939       233,180     4,936,023      7,384,527
1.30%                 --            --     2,403,595            --      3,566,110
1.35%          1,939,260            --     4,957,210     9,503,864      9,002,737
1.40%                 --            --            --            --             --
1.40%                 --       304,278       156,098     4,226,419      6,208,121
1.45%                 --       378,793     3,848,577            --      6,271,608
1.50%                 --       575,176     4,193,288     1,367,422      5,082,120
1.55%                 --            --     1,223,570            --      3,583,375
1.60%                 --            60        20,410     7,360,848      1,922,534
1.65%                 --        29,780     2,615,501            --      3,987,831
1.70%                 --       213,196    13,711,919            --     15,166,500
1.75%                 --            --     9,170,851            --      6,047,514
1.80%                 --        15,938       612,996            --        708,446
1.85%                 --            --       297,574            --      1,053,796
1.90%                 --            --    11,004,005            --     10,317,486
1.95%                 --            --     7,544,296            --      4,012,448
2.00%                 --            --       127,851            --        195,488
2.05%                 --            --       435,198            --        773,150
2.10%                 --            --     2,203,613            --      1,581,667
2.15%                 --            --     2,284,304            --        969,995
2.20%                 --            --       224,422            --         60,363
---------------------------------------------------------------------------------
Total         $4,149,366    $2,506,378   $72,153,388   $37,792,913   $107,087,672
---------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 387

                FID VIP      FID VIP     FTVIPT FRANK     FTVIPT FRANK     FTVIPT  FRANK
               OVERSEAS,    OVERSEAS,      INC SEC,     GLOBAL REAL EST,     RISING DIVD,
PRICE LEVEL    SERV CL 2   SERV CL 2         CL 2             CL 2              CL 2
              ---------------------------------------------------------------------------
1.00%         $       --   $   260,946    $        --      $   285,470        $     --
1.05%                 --       457,172          6,979            1,346           1,630
1.10%                 --       490,686             --          723,079              --
1.15%                 --     1,451,906        483,131           15,433          32,319
1.20%                 --       510,809      2,797,182        1,309,736             108
1.25%                 --            --             --               --              --
1.25%                 --       440,322      4,464,455        2,897,450           5,791
1.30%                 --     1,356,549      1,111,723          229,220          33,854
1.35%                 --     2,936,749        880,465          657,611          36,775
1.40%                 --            --             --               --              --
1.40%            622,848     2,425,104      2,627,535        2,195,157           6,411
1.45%                 --     1,376,294      5,552,943        1,354,128          26,927
1.50%            238,170     2,281,975      6,928,773        1,748,747          97,359
1.55%                 --     1,452,471        231,850          112,364             131
1.60%          1,117,931     2,142,827         66,565        2,940,199             108
1.65%                 --     2,027,473        648,873          412,938          20,397
1.70%                 --     7,203,531      4,426,095        1,513,703          80,523
1.75%                 --     2,545,473      1,450,454           44,904         286,056
1.80%                 --       834,786        545,636          109,371             130
1.85%                 --       971,738        523,516          240,356             130
1.90%                 --     7,814,157      1,790,482          477,591          86,269
1.95%                 --     1,896,353        826,983               --         153,183
2.00%                 --       221,301         43,151           74,725             129
2.05%                 --       509,828        353,088           35,122          30,122
2.10%                 --     1,256,006        336,227          101,884          35,510
2.15%                 --       499,039        127,622            5,872          58,903
2.20%                 --         7,672             65              136             129
-----------------------------------------------------------------------------------------
Total         $1,978,949   $43,371,167    $36,223,793      $17,486,542        $992,894
-----------------------------------------------------------------------------------------



388 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               FTVIPT FRANK     FTVIPT FRANK       FTVIPT           FTVIPT         FTVIPT
                SM CAP VAL,   SM MID CAP GRO,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
PRICE LEVEL        CL 2            CL 2           SEC, CL 2       SEC, CL 2      SEC, CL 2
               -------------------------------------------------------------------------------
1.00%           $   500,070     $   782,066      $  6,164,563     $   52,902    $ 1,576,303
1.05%                    --           1,601         2,528,611             --             --
1.10%             2,398,960       4,375,089        26,807,981        637,129      7,698,504
1.15%                    96         499,271         1,341,032             --        149,123
1.20%               778,694       1,622,540         8,306,664             --      1,273,249
1.25%                    --              --         4,707,475(1)          --        531,982(3)
1.25%             1,839,562       5,067,932        11,226,662(2)     291,453      3,565,321(4)
1.30%               857,785         303,087         8,091,947             --      1,107,034
1.35%             1,490,747       4,572,185        26,277,459      1,014,087      7,531,725
1.40%                    --              --                --             --             --
1.40%             1,462,611       1,203,789        20,421,507             --      2,594,467
1.45%               868,199       2,131,725         8,988,961             --      1,071,228
1.50%             1,020,404       1,339,091        17,208,654             --      1,126,070
1.55%               854,980         507,615         8,266,150             --      1,116,961
1.60%               118,856         149,600         4,351,608             --      1,494,616
1.65%               688,468         518,494        10,451,663             --      1,028,252
1.70%               511,132         925,547        16,070,940             --        617,300
1.75%               138,155         169,203         8,603,506             --        215,101
1.80%                37,759              77           230,293             --             94
1.85%               191,812             113         1,066,679             --        371,919
1.90%                    --         115,638         9,075,267             --             --
1.95%                    --          13,314         4,053,570             --             --
2.00%                    --              91            89,266             --             --
2.05%                    --              90           445,920             --             --
2.10%                    --              90         1,533,951             --             --
2.15%                    --              97           979,414             --             --
2.20%                    --              90            21,633             --             --
----------------------------------------------------------------------------------------------
Total           $13,758,290     $24,298,435      $207,311,376     $1,995,571    $33,069,249
----------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 389

                  FTVIPT       FTVIPT       GS VIT         GS VIT         GS VIT
               TEMP GLOBAL    TEMP GRO     CAP GRO,      STRATEGIC     MID CAP VAL,
PRICE LEVEL     INC, CL 2     SEC, CL 2      INST       INTL EQ,INST       INST
              ---------------------------------------------------------------------
1.00%         $         --   $       --   $       --     $     --      $         --
1.05%            3,964,919        1,634           --           --         3,392,867
1.10%                   --           --           --           --                --
1.15%            3,683,713      176,370           --           --         4,024,402
1.20%            2,732,393      320,402           --           --         4,833,210
1.25%                   --           --           --           --                --
1.25%            1,894,551       22,785           --           --         5,568,854
1.30%            2,621,133      568,636           --           --         3,037,809
1.35%            5,699,193      298,851           --           --         6,089,451
1.40%                   --           --           --           --                --
1.40%            4,386,601        6,637      321,277      181,930         5,557,465
1.45%            4,491,199       27,603           --           --         8,014,666
1.50%            5,112,742      395,399       48,797       99,078         7,823,550
1.55%            2,387,727       33,915           --           --         2,156,395
1.60%            2,327,811           83      662,849      503,757         2,999,445
1.65%            4,254,820      222,039           --           --         4,645,823
1.70%           28,286,362      540,152           --           --        27,045,317
1.75%           11,218,119      698,524           --           --        11,497,436
1.80%            1,628,603       29,787           --           --         1,401,748
1.85%            1,792,045       12,916           --           --         1,475,844
1.90%           22,916,103      159,374           --           --        21,869,924
1.95%            7,478,441      471,861           --           --         7,805,840
2.00%              544,239          144           --           --           434,200
2.05%            1,624,361       59,179           --           --         1,328,787
2.10%            3,749,918       62,415           --           --         3,076,178
2.15%            1,907,561       42,514           --           --         2,028,734
2.20%               94,067          143           --           --            97,228
-----------------------------------------------------------------------------------
Total         $124,796,621   $4,151,363   $1,032,923     $784,765      $136,205,173
-----------------------------------------------------------------------------------



390 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
              STRUCTD U.S.       BAL,      GLOBAL TECH,    INTL GRO,    LG CAP GRO,
PRICE LEVEL     EQ, INST         INST          SERV           SERV          SERV
              ---------------------------------------------------------------------
1.00%          $        --    $       --     $     --      $       --    $       --
1.05%                   --            --           --              --            --
1.10%                   --            --           --              --            --
1.15%                   --            --       22,476              --        81,221
1.20%            1,580,027            --           --              --            --
1.25%                   --            --           --              --            --
1.25%            2,612,890            --       34,911              --       352,427
1.30%                   --            --           --              --            --
1.35%                   --            --           --              --            --
1.40%                   --            --           --              --            --
1.40%            1,684,247     7,460,553      270,079       1,396,460       996,947
1.45%            1,516,142            --           --              --            --
1.50%            1,862,390            --       37,030         495,087       534,519
1.55%                   --            --           --              --            --
1.60%              928,377            --      264,385       3,220,313     2,027,639
1.65%              123,778            --           --              --            --
1.70%              645,868            --           --              --            --
1.75%                   --            --           --              --            --
1.80%                   94            --           --              --            --
1.85%                   --            --           --              --            --
1.90%                   --            --           --              --            --
1.95%                   --            --           --              --            --
2.00%                   --            --           --              --            --
2.05%                   --            --           --              --            --
2.10%                   --            --           --              --            --
2.15%                   --            --           --              --            --
2.20%                   --            --           --              --            --
-----------------------------------------------------------------------------------
Total          $10,953,813    $7,460,553     $628,881      $5,111,860    $3,992,753
-----------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 391

               JANUS ASPEN   JANUS ASPEN       JPM            LAZARD           LAZARD
              MID CAP GRO,    WORLD GRO,   U.S. LG CAP     RETIRE U.S.         RETIRE
PRICE LEVEL       SERV           INST        CORE EQ     STRATEGIC, SERV   INTL EQ, SERV
              --------------------------------------------------------------------------
1.00%          $       --     $       --    $       --       $     --         $     --
1.05%                  --             --            --             --               --
1.10%                  --             --            --             --               --
1.15%             188,301             --            --             --               --
1.20%                  --             --            --             --               --
1.25%                  --             --            --             --               --
1.25%             125,620             --            --             --               --
1.30%                  --             --            --             --               --
1.35%                  --             --            --             --               --
1.40%                  --             --            --             --               --
1.40%             685,549      2,903,352       714,500        115,623          176,203
1.45%                  --             --            --             --               --
1.50%             115,809             --       127,294         67,882           87,413
1.55%                  --             --            --             --               --
1.60%             981,935             --       702,144        283,609          452,581
1.65%                  --             --            --             --               --
1.70%                  --             --            --             --               --
1.75%                  --             --            --             --               --
1.80%                  --             --            --             --               --
1.85%                  --             --            --             --               --
1.90%                  --             --            --             --               --
1.95%                  --             --            --             --               --
2.00%                  --             --            --             --               --
2.05%                  --             --            --             --               --
2.10%                  --             --            --             --               --
2.15%                  --             --            --             --               --
2.20%                  --             --            --             --               --
----------------------------------------------------------------------------------------
Total          $2,097,214     $2,903,352    $1,543,938       $467,114         $716,197
----------------------------------------------------------------------------------------



392 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                    MFS            MFS          MFS          MFS          MFS
              INV GRO STOCK,   INV TRUST,   INV TRUST,    NEW DIS,     NEW DIS,
PRICE LEVEL       SERV CL        INIT CL      SERV CL      INIT CL      SERV CL
              ------------------------------------------------------------------
1.00%           $  303,412     $       --   $       --   $       --   $  468,885
1.05%                   78             --           --           --        5,003
1.10%            1,704,743             --           --           --    1,598,527
1.15%               21,891          1,765      161,418       27,256       39,070
1.20%               75,952        955,719           --           --      152,038
1.25%                   --             --           --           --           --
1.25%              784,897      1,452,533      466,925       31,197      617,228
1.30%               63,747             --           --           --       78,447
1.35%            1,537,158             --           --           --    1,316,935
1.40%                   --             --           --           --           --
1.40%              122,401        669,295      245,552    1,372,231      204,348
1.45%               64,979      1,189,645           --           --      132,568
1.50%               54,473      1,217,873       72,428      120,599       41,464
1.55%              308,682             --           --           --      124,986
1.60%                   58             80       11,663    1,661,242       14,809
1.65%               55,684         44,004           --           --      176,241
1.70%               13,135        405,654      103,166           --      178,164
1.75%               22,234             --           --           --       70,264
1.80%                7,606             80           79           --           75
1.85%                3,381             --           --           --       38,653
1.90%               16,728             --           --           --       11,435
1.95%                7,150             --           --           --        3,947
2.00%                   58             --           --           --           61
2.05%               14,961             --           --           --       36,440
2.10%               12,629             --           --           --           61
2.15%                   58             --           --           --           61
2.20%                   58             --           --           --           61
--------------------------------------------------------------------------------
Total           $5,196,153     $5,936,648   $1,061,231   $3,212,525   $5,309,771
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 393

                  MFS           MFS             MFS            MFS           MFS
               RESEARCH,   TOTAL RETURN,   TOTAL RETURN,    UTILITIES,    UTILITIES,
PRICE LEVEL     INIT CL       INIT CL         SERV CL        INIT CL       SERV CL
              ----------------------------------------------------------------------
1.00%         $       --      $     --      $ 4,757,189    $        --    $  280,001
1.05%                 --            --              108             --         2,455
1.10%                 --            --       20,443,448             --     1,354,056
1.15%                 --        71,599          749,347         59,579       245,237
1.20%                 --            --        2,403,391      1,580,452       168,292
1.25%                 --            --               --             --            --
1.25%                 --       176,237        8,342,016      2,057,296       444,561
1.30%                 --            --        4,047,731             --       171,479
1.35%                 --            --       23,778,526             --       364,132
1.40%                 --            --              --              --            --
1.40%            909,473            --        4,146,784      3,247,622       349,018
1.45%                 --            --        2,376,708      2,203,900       147,791
1.50%            134,148            --        2,366,290      2,213,531       117,150
1.55%                 --            --        5,138,353             --       249,524
1.60%          1,574,044            --        1,686,187      1,921,128       155,502
1.65%                 --            --        4,629,815        234,287       358,887
1.70%                 --            --        1,395,615        818,655       179,997
1.75%                 --            --          939,047             --        43,258
1.80%                 --            --           41,296            117           116
1.85%                 --            --          744,778             --       218,138
1.90%                 --            --          127,118             --        57,464
1.95%                 --            --          166,506             --           139
2.00%                 --            --               91             --           139
2.05%                 --            --           23,366             --        87,576
2.10%                 --            --           36,079             --        51,866
2.15%                 --            --               91             --         8,437
2.20%                 --            --               90             --           138
------------------------------------------------------------------------------------
Total         $2,617,665      $247,836      $88,339,970    $14,336,567    $5,055,353
------------------------------------------------------------------------------------



394 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                        OPPEN         OPPEN
                 OPCAP        OPCAP        OPCAP      CAP APPR    CAP APPR VA,
PRICE LEVEL       EQ         MANAGED      SM CAP         VA           SERV
              ----------------------------------------------------------------
1.00%         $       --   $       --   $       --   $       --   $   401,461
1.05%                 --           --           --           --        11,880
1.10%                 --           --           --           --     2,813,718
1.15%                 --           --           --           --     3,107,635
1.20%                 --           --           --           --       335,698
1.25%                 --           --           --           --            --
1.25%                 --           --           --           --       584,655
1.30%                 --           --           --           --     3,281,472
1.35%                 --           --           --           --     6,215,668
1.40%                 --           --           --           --            --
1.40%          1,096,033    3,589,456    2,385,103    3,440,779       458,554
1.45%                 --           --           --           --     3,373,661
1.50%                 --           --           --           --     3,499,639
1.55%                 --           --           --           --     2,231,920
1.60%                 --           --           --           --       468,511
1.65%                 --           --           --           --     2,588,430
1.70%                 --           --           --           --    12,097,824
1.75%                 --           --           --           --     6,224,688
1.80%                 --           --           --           --       336,221
1.85%                 --           --           --           --       467,102
1.90%                 --           --           --           --    11,713,642
1.95%                 --           --           --           --     5,468,070
2.00%                 --           --           --           --       174,892
2.05%                 --           --           --           --       622,235
2.10%                 --           --           --           --     1,590,498
2.15%                 --           --           --           --     1,570,597
2.20%                 --           --           --           --        99,296
------------------------------------------------------------------------------
Total         $1,096,033   $3,589,456   $2,385,103   $3,440,779   $69,737,967
------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 395

                 OPPEN          OPPEN          OPPEN        OPPEN       OPPEN
              GLOBAL SEC   GLOBAL SEC VA,     HI INC     HI INC VA,    MAIN ST
PRICE LEVEL       VA            SERV            VA          SERV         VA
              ----------------------------------------------------------------
1.00%          $     --      $   630,222    $       --   $  556,334   $     --
1.05%                --            1,707            --           --         --
1.10%                --        2,169,423            --    1,447,463         --
1.15%                --           25,651            --           --         --
1.20%                --        1,189,414            --      231,180         --
1.25%                --               --            --           --         --
1.25%                --        3,442,868            --      292,448         --
1.30%                --          648,228            --      316,672         --
1.35%                --        1,795,716            --      865,683         --
1.40%                --               --            --           --         --
1.40%           348,414        1,560,981     1,770,394      730,018    455,784
1.45%                --        1,604,142            --      320,372         --
1.50%                --        2,241,344            --       71,289         --
1.55%                --          681,950            --      439,011         --
1.60%                --          388,776            --        5,044         --
1.65%                --          698,965            --      276,602         --
1.70%                --        1,118,596            --           --         --
1.75%                --          117,266            --       93,617         --
1.80%                --          121,430            --           --         --
1.85%                --           92,511            --       64,727         --
1.90%                --          309,629            --           --         --
1.95%                --            5,846            --           --         --
2.00%                --           12,095            --           --         --
2.05%                --           32,246            --           --         --
2.10%                --           32,050            --           --         --
2.15%                --              150            --           --         --
2.20%                --              149            --           --         --
------------------------------------------------------------------------------
Total          $348,414      $18,921,355    $1,770,394   $5,710,460   $455,784
------------------------------------------------------------------------------



396 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                  OPPEN        OPPEN         OPPEN         PUT VT       PUT VT
               MAIN ST SM    STRATEGIC     STRATEGIC      DIV INC,     DIV INC,
PRICE LEVEL   CAP VA, SERV    BOND VA    BOND VA, SERV      CL IA        CL IB
              ------------------------------------------------------------------
1.00%          $   408,915    $     --    $  2,224,325   $       --   $       --
1.05%               20,281          --       3,238,325           --           --
1.10%            1,986,393          --       5,189,529           --           --
1.15%               26,663          --       4,538,997           --           --
1.20%              792,849          --       3,707,585           --           --
1.25%                   --          --              --           --           --
1.25%              638,169          --       4,447,280           --           --
1.30%              753,606          --       5,757,502           --           --
1.35%            1,616,220          --      10,147,261           --           --
1.40%                   --          --              --           --           --
1.40%              641,938     414,446       8,792,537    2,704,338    1,979,668
1.45%              560,727          --       7,540,266           --           --
1.50%              339,631          --       6,837,074           --           --
1.55%              620,705          --       6,639,274           --           --
1.60%              183,980          --       3,456,683           --           --
1.65%              393,515          --       9,254,757           --           --
1.70%              323,240          --      28,789,429           --           --
1.75%              605,532          --      14,545,169           --           --
1.80%               63,525          --       1,999,657           --           --
1.85%               61,068          --       2,717,108           --           --
1.90%              105,273          --      23,426,796           --           --
1.95%               33,015          --      10,066,875           --           --
2.00%                2,654          --         709,330           --           --
2.05%                2,830          --       1,571,001           --           --
2.10%                   72          --       4,117,352           --           --
2.15%               19,393          --       2,774,324           --           --
2.20%                   72          --         151,999           --           --
--------------------------------------------------------------------------------
Total          $10,200,266    $414,446    $172,640,435   $2,704,338   $1,979,668
--------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 397

                PUT VT       PUT VT       PUT VT          PUT VT         PUT VT
              GLOBAL EQ,   GRO & INC,   GRO & INC,    HLTH SCIENCES,    HI YIELD,
PRICE LEVEL      CL IA        CL IA        CL IB           CL IB          CL IA
              -------------------------------------------------------------------
1.00%         $       --   $       --   $   451,949     $   37,508     $       --
1.05%                 --           --            --             78             --
1.10%                 --           --     2,809,606        536,472             --
1.15%                 --           --       304,872             58             --
1.20%                 --           --        50,128        176,794             --
1.25%                 --           --            --             --             --
1.25%                 --           --     1,808,109        286,305             --
1.30%                 --           --       122,953        114,094             --
1.35%                 --           --     1,793,312        175,656             --
1.40%                 --           --            --             --             --
1.40%          1,132,585    6,888,693     5,237,120        228,857      1,246,848
1.45%                 --           --        49,260        317,033             --
1.50%                 --           --       120,086        298,989             --
1.55%                 --           --       166,471        187,369             --
1.60%                 --           --        43,118        101,690             --
1.65%                 --           --        68,024        152,790             --
1.70%                 --           --        76,768        186,528             --
1.75%                 --           --        24,703          5,800             --
1.80%                 --           --           120          7,278             --
1.85%                 --           --        12,095        233,851             --
1.90%                 --           --            --        163,015             --
1.95%                 --           --            --          1,106             --
2.00%                 --           --            --         16,157             --
2.05%                 --           --            --         14,009             --
2.10%                 --           --            --             57             --
2.15%                 --           --            --             57             --
2.20%                 --           --            --             57             --
---------------------------------------------------------------------------------
Total         $1,132,585   $6,888,693   $13,138,694     $3,241,608     $1,246,848
---------------------------------------------------------------------------------



398 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               PUT VT      PUT VT       PUT VT          PUT VT           PUT VT
              HI YIELD,     INC,       INTL EQ,    INTL GRO & INC,   INTL NEW OPP,
PRICE LEVEL     CL IB       CL IB       CL IB           CL IB            CL IB
              --------------------------------------------------------------------
1.00%          $     --   $     --   $   685,619       $    --         $  235,545
1.05%                --         --           109            --                 --
1.10%                --         --     3,088,037            --            605,636
1.15%                --     20,640       154,302            --                 --
1.20%                --         --     4,257,671            --                 --
1.25%                --         --            --            --                 --
1.25%                --     30,637     6,519,636            --            191,707
1.30%                --         --       685,579            --                 --
1.35%                --         --     2,999,468            --          1,058,856
1.40%                --         --            --            --                 --
1.40%           970,035     89,366     3,224,382        13,002            409,968
1.45%                --         --     3,968,270            --                 --
1.50%                --     29,146     2,515,270            --                 --
1.55%                --         --       928,258            --                 --
1.60%                --         76       114,562            --                 --
1.65%                --         --       973,679            --                 --
1.70%                --     94,691     1,536,266            --                 --
1.75%                --         --       145,659            --                 --
1.80%                --         63        20,559            --                 --
1.85%                --         --       112,849            --                 --
1.90%                --         --            81            --                 --
1.95%                --         --         8,831            --                 --
2.00%                --         --            80            --                 --
2.05%                --         --         3,243            --                 --
2.10%                --         --            80            --                 --
2.15%                --         --            80            --                 --
2.20%                --         --            80            --                 --
----------------------------------------------------------------------------------
Total          $970,035   $264,619   $31,942,650       $13,002         $2,501,712
----------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 399

                PUT VT      PUT VT       PUT VT          PUT VT      PUT VT
               NEW OPP,    RESEARCH,   SM CAP VAL,       VISTA,      VOYAGER,
PRICE LEVEL     CL IA       CL IB         CL IB          CL IB       CL IA
              ---------------------------------------------------------------
1.00%         $       --   $  3,553    $        --   $   212,579     $     --
1.05%                 --         --      1,738,166            72           --
1.10%                 --    176,679             --     1,267,888           --
1.15%                 --         --        282,202       225,869           --
1.20%                 --     50,149      1,189,149     1,596,848           --
1.25%                 --         --             --       432,589(5)        --
1.25%                 --         75        832,417     2,008,580(6)        --
1.30%                 --         75        280,916        42,162           --
1.35%                 --    184,956        860,435     1,393,811           --
1.40%                 --         --             --            --           --
1.40%          3,458,103      4,902      1,368,995       911,141      582,936
1.45%                 --      3,205      1,734,040     1,762,612           --
1.50%                 --      7,093        835,798     1,495,473           --
1.55%                 --     11,189        363,651        25,084           --
1.60%                 --         74        558,962            83           --
1.65%                 --         74      1,097,199       220,034           --
1.70%                 --         --      8,541,444       523,315           --
1.75%                 --         73      4,283,658            79           --
1.80%                 --         --        302,351            82           --
1.85%                 --         74        376,536         2,794           --
1.90%                 --         --      6,666,359        10,742           --
1.95%                 --         --      2,283,383            66           --
2.00%                 --         --        110,305            66           --
2.05%                 --         --        361,155            66           --
2.10%                 --         --        939,454         6,019           --
2.15%                 --         --        540,219            66           --
2.20%                 --         --         17,364            66           --
-----------------------------------------------------------------------------
Total         $3,458,103   $442,171    $35,564,158   $12,138,186     $582,936
-----------------------------------------------------------------------------



400 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                PUT VT
               VOYAGER,      RVS VP        RVS VP        RVS VP         RVS VP
PRICE LEVEL     CL IB         BAL        CASH MGMT      DIV BOND      DIV EQ INC
              ----------------------------------------------------------------------
1.00%         $       --   $   65,222   $   713,585   $  1,304,346   $    626,643
1.05%                 --           --        68,942      8,927,724      6,179,709
1.10%                 --      792,505     3,025,012      3,667,626      2,880,885
1.15%                 --      143,146       513,482      2,294,862      7,940,215
1.20%                 --           --       353,452      7,361,934      6,404,518
1.25%                 --           --            --             --             --
1.25%                 --      322,665     1,336,549      5,574,725      5,561,578
1.30%                 --           --     1,177,714      2,438,091      7,176,962
1.35%                 --      561,772     2,167,017      6,973,253     11,673,521
1.40%                 --           --            --             --        900,624(7)
1.40%          2,619,579    5,231,339     5,084,148     14,706,171      9,706,201(8)
1.45%                 --           --       414,433      8,663,758     12,567,802
1.50%                 --      823,000     1,747,347      9,788,538      9,497,972
1.55%                 --           --     3,257,796      3,682,208      4,088,079
1.60%                 --    1,666,944     4,529,513      1,586,316      6,264,363
1.65%                 --           --     1,494,142      4,816,652      9,132,088
1.70%                 --       65,035     2,185,808     37,423,871     50,418,446
1.75%                 --           --     1,694,379     18,782,302     22,126,311
1.80%                 --           76       173,302        681,452      2,372,901
1.85%                 --           --        91,481        588,177      2,256,014
1.90%                 --           --     1,815,851     29,339,377     38,195,338
1.95%                 --           --       447,333     11,429,225     14,899,047
2.00%                 --           --        47,506        389,131        694,440
2.05%                 --           --       186,929      1,818,477      2,483,888
2.10%                 --           --       758,293      5,441,646      5,478,118
2.15%                 --           --       765,979      2,577,824      3,947,121
2.20%                 --           --         8,642         41,855        271,201
------------------------------------------------------------------------------------
Total         $2,619,579   $9,671,704   $34,058,635   $190,299,541   $243,743,985
------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 401

                                 RVS VP
                 RVS VP     GLOBAL INFLATION    RVS VP        RVS VP          RVS VP
PRICE LEVEL    EMER MKTS        PROT SEC          GRO     HI YIELD BOND      INC OPP
              -------------------------------------------------------------------------
1.00%         $        --    $         --      $ 40,580    $        --      $        --
1.05%           1,799,713       6,267,797            80        806,547        2,322,126
1.10%                  --              --        57,120             --               --
1.15%           3,410,889       1,349,651            63      1,266,041          597,437
1.20%           1,256,401       4,272,943        18,535        828,676        1,646,922
1.25%                  --              --            --             --               --
1.25%           1,068,084       2,907,909         4,153      1,782,779        1,145,892
1.30%           2,434,606         808,492        12,876        748,952          417,054
1.35%           4,498,622       3,036,047        24,857      1,356,008        1,140,816
1.40%                  --              --            --             --               --
1.40%           3,105,965       4,472,018       225,512      5,812,595          817,855
1.45%           3,916,012       4,453,401         4,810      1,338,238        2,255,968
1.50%           3,693,555       3,099,816        52,837      2,016,163        1,172,352
1.55%           1,658,152       1,572,426        39,144        552,035          651,527
1.60%           2,235,436       1,652,722       218,108      4,476,700           68,548
1.65%           3,641,945       3,079,403         7,467      2,993,933          948,985
1.70%          18,236,020      27,258,228            63     11,124,459        9,875,367
1.75%           8,658,823      11,147,178            64      2,213,412        5,251,801
1.80%           1,125,962       1,016,422            63      1,284,322          176,326
1.85%           1,197,560       1,444,898            64      1,863,882          120,819
1.90%          15,587,336      20,380,391        47,623      6,902,070        7,972,659
1.95%           6,016,916       6,566,337            62      1,503,107        3,230,147
2.00%             344,231         439,701            62        465,637           97,991
2.05%             978,640       1,308,592            62        645,772          439,010
2.10%           2,418,503       3,356,581            62      1,266,961        1,366,408
2.15%           1,622,248       1,487,944            62        473,739          694,802
2.20%              92,541          30,110            62         66,007           15,781
---------------------------------------------------------------------------------------
Total         $88,998,160    $111,409,007      $754,391    $51,788,035      $42,426,593
---------------------------------------------------------------------------------------



402 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                RVS VP         RVS VP       RVS VP        RVS VP        RVS VP
PRICE LEVEL    INTL OPP      LG CAP EQ    LG CAP VAL   MID CAP GRO     S&P 500
              ---------------------------------------------------------------------
1.00%         $       --   $    409,194    $     --     $      785   $   813,247
1.05%                 80            109          83             72         2,119
1.10%                 --      2,539,716          --         61,126     4,953,530
1.15%                 81      3,472,511       6,004        269,516       348,166
1.20%                 80      2,270,225          83             72       336,219
1.25%                 --             --          --             --     3,355,062(5)
1.25%              5,704      3,886,132          83          2,104       544,829(6)
1.30%            528,411      3,268,722      12,649        208,778     2,397,780
1.35%                 80      8,619,595      18,024        541,447     5,269,568
1.40%                 --             --          --             --            --
1.40%          1,852,837     10,980,083          83      3,146,560       361,320
1.45%                 80      4,184,668      12,067         37,483       344,225
1.50%                 80      7,578,983      24,253        395,112        16,753
1.55%                 80      3,076,171      20,350        229,435     1,073,767
1.60%                 79      3,813,440          82        394,426       299,059
1.65%             11,225      3,637,222          67        172,041       132,763
1.70%             30,479     12,578,316       3,852        988,292       285,911
1.75%                 78      5,262,498          67        108,806       950,361
1.80%                 79      1,092,406          66        189,370         8,472
1.85%                 79      1,466,409          66        225,274        61,355
1.90%              2,598     14,530,687      30,885      1,154,206       177,755
1.95%              6,883      4,655,749      12,894             58        19,483
2.00%                 78        425,750          65         57,200         9,288
2.05%                 78        836,839      10,181        105,915        16,288
2.10%                 78      2,401,672          64        166,093        78,492
2.15%                 78      1,340,023          64          2,434            65
2.20%                 78         17,426          64            632            64
-----------------------------------------------------------------------------------
Total         $2,439,403   $102,344,546    $152,096     $8,457,237   $21,855,941
-----------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 403

                                                                            ROYCE
                RVS VP         RVS VP         RVS VP          RVS VP     MICRO-CAP,
PRICE LEVEL   SELECT VAL   SHORT DURATION   SM CAP ADV      SM CAP VAL    INVEST CL
              ---------------------------------------------------------------------
1.00%           $    --    $ 1,041,136      $   35,006     $   123,925   $       --
1.05%                79        245,387              --              79           --
1.10%                --      5,217,180         478,723         840,974           --
1.15%             1,021        591,001          31,629       3,870,195           --
1.20%                79      1,559,647         185,013         305,051           --
1.25%                --      1,827,830(9)           --              --           --
1.25%                79      1,865,718(10)     570,806         706,628           --
1.30%                64      2,213,411              --       2,994,094           --
1.35%                64      4,801,919         346,551       5,957,203           --
1.40%                --        558,950(7)      120,479(7)           --           --
1.40%                64      2,694,824(8)      380,137(8)    3,347,043    1,274,500
1.45%                64      2,374,316         702,280       3,859,488           --
1.50%                64      3,898,571         885,021       3,953,153      789,268
1.55%            18,421      1,389,180              --       1,925,212           --
1.60%                64        805,824         603,273       2,878,409    2,696,381
1.65%                63      1,952,494          55,344       4,324,346           --
1.70%            10,094      5,864,842         557,861      15,653,862           --
1.75%                63      1,589,372              --       7,350,555           --
1.80%                63        529,137              83       1,428,130           --
1.85%                63        641,426              --       1,305,714           --
1.90%                63      3,845,426              --      15,640,760           --
1.95%                64        755,108              --       6,066,814           --
2.00%                63        131,908              --         386,482           --
2.05%                63        529,044              --       1,000,325           --
2.10%             4,335        799,117              --       2,249,160           --
2.15%                63        176,566              --       1,750,216           --
2.20%                63         10,108              --         101,114           --
-----------------------------------------------------------------------------------
Total           $35,123    $47,909,442      $4,952,206     $88,018,932   $4,760,149
-----------------------------------------------------------------------------------



404 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                 ROYCE                                                   STI CVT
                SM-CAP,      STI CVT      STI CVT        STI CVT         LG CAP
PRICE LEVEL    INVEST CL    CAP APPR      INTL EQ    INVEST GR BOND   RELATIVE VAL
              --------------------------------------------------------------------
1.00%         $       --   $    6,447   $   12,444      $  7,732       $   64,956
1.05%                 --           79      300,170         2,081          766,230
1.10%                 --       14,393       16,647        37,234           83,300
1.15%                 --      969,157       78,281         1,081          228,578
1.20%                 --           69      193,849         1,093          503,020
1.25%                 --           --           --            --               --
1.25%                 --       22,231      185,734         6,897          340,756
1.30%                 --      990,563       96,458       155,216          209,678
1.35%                 --    1,139,065      123,448         7,043          343,528
1.40%                 --           --           --            --               --
1.40%          1,316,429       30,772      113,697        53,147          333,950
1.45%                 --        1,270           99         1,086          100,315
1.50%            364,874    1,164,805       70,498        26,536          314,752
1.55%                 --      497,971       70,174        80,444          323,946
1.60%          1,639,655        5,461        4,713        91,748           55,255
1.65%                 --      112,495       26,918       115,386           21,464
1.70%                 --      269,805       60,697         1,065          173,303
1.75%                 --       30,752        2,330        13,065           14,288
1.80%                 --           --           --            --               --
1.85%                 --       25,667           79        15,646               68
1.90%                 --       10,186        2,561         1,060            6,013
1.95%                 --           --           --            --               --
2.00%                 --           --           --            --               --
2.05%                 --           --           --            --               --
2.10%                 --           --           --            --               --
2.15%                 --           --           --            --               --
2.20%                 --           --           --            --               --
----------------------------------------------------------------------------------
Total         $3,320,958   $5,291,188   $1,358,797      $617,560       $3,883,400
----------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 405

               STI CVT    STI CVT     STI CVT                    VANK LIT
               LG CAP     MID-CAP     SM CAP      THIRD AVE      COMSTOCK,
PRICE LEVEL    VAL EQ       EQ        VAL EQ         VAL           CL II
              -------------------------------------------------------------
1.00%         $ 17,206   $ 17,234   $   32,506    $       --   $    218,467
1.05%               82         77      369,442            --      5,837,399
1.10%            8,959     15,394       39,672            --      2,711,888
1.15%               71     29,437      815,403            --     12,114,248
1.20%            6,774        598      255,194            --      4,969,670
1.25%               --         --           --            --             --
1.25%           17,782     34,118      185,237            --      3,495,194
1.30%          142,339     30,096      702,343            --      9,845,709
1.35%          159,656     38,965      975,341            --     19,185,252
1.40%               --         --           --            --             --
1.40%           13,669     24,736      173,002     1,310,302     10,743,045
1.45%            7,909         86       15,998            --     12,813,854
1.50%           12,577         86    1,122,447       554,045     14,479,928
1.55%          265,189     31,240      453,995            --      6,816,782
1.60%           50,470         70       15,366     3,764,167      6,957,975
1.65%           15,256     23,734       77,983            --     12,453,591
1.70%               69         73      351,125            --     62,607,916
1.75%           28,581         85       36,895            --     27,697,248
1.80%               --         --           --            --      3,623,179
1.85%           16,156      3,144       17,196            --      3,487,938
1.90%               69         73        8,763            --     53,934,202
1.95%               --         --           --            --     20,292,382
2.00%               --         --           --            --      1,070,060
2.05%               --         --           --            --      3,391,930
2.10%               --         --           --            --      7,767,187
2.15%               --         --           --            --      5,342,031
2.20%               --         --           --            --        305,822
---------------------------------------------------------------------------
Total         $762,814   $249,246   $5,647,908    $5,628,514   $312,162,897
---------------------------------------------------------------------------



406 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

               VANK LIT       VANK UIF         VANK UIF
              GRO & INC,   U.S. REAL EST,   U.S. REAL EST,      WANGER        WANGER
PRICE LEVEL      CL II          CL I             CL II       INTL SM CAP    U.S. SM CO
              ------------------------------------------------------------------------
1.00%         $  564,984     $  108,847       $       --     $        --   $        --
1.05%                 --             --           56,840       2,328,958       306,668
1.10%          1,634,273        584,591               --              --            --
1.15%                 --             --          285,948       2,740,877     2,476,649
1.20%            493,514        135,699           37,884       1,584,261       175,606
1.25%                 --             --               --              --            --
1.25%             82,509          6,809           36,149       1,097,540       110,455
1.30%            280,653        294,614          254,194       2,056,728     1,714,866
1.35%            889,819        348,354          403,275       3,962,108     3,233,067
1.40%                 --             --               --              --            --
1.40%            765,614        387,713           11,097       1,608,266     2,503,185
1.45%            264,208        242,356          322,797       4,995,628     2,081,236
1.50%            350,749        133,582          455,741       3,647,331     2,632,728
1.55%            404,575        134,356          191,028       1,168,411       976,320
1.60%             17,826         88,762            1,018       1,190,371     2,917,461
1.65%            337,718        253,447          162,925       3,053,301     2,555,589
1.70%            370,883        126,866        1,089,126      16,279,669    10,122,917
1.75%             33,293         34,540          541,926      11,004,669     4,590,702
1.80%             14,013            127           81,163         390,224       842,710
1.85%             89,890         17,809           33,472         354,554       819,854
1.90%                 --             --        1,216,364      13,086,741     9,280,946
1.95%                 --             --          454,335       8,313,855     3,520,372
2.00%                 --             --           12,495         225,589       231,218
2.05%                 --             --          123,060         566,432       591,123
2.10%                 --             --          220,556       2,210,965     1,339,397
2.15%                 --             --          150,843       2,181,366     1,027,834
2.20%                 --             --            5,365         116,334        73,738
--------------------------------------------------------------------------------------
Total         $6,594,521     $2,898,472       $6,147,601     $84,164,178   $54,124,641
--------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 407

               WF ADV VT       WF ADV VT      WF ADV VT     WF ADV VT    WF ADV VT
PRICE LEVEL   ASSET ALLOC   C&B LG CAP VAL      EQ INC      INTL CORE   LG CO CORE
              --------------------------------------------------------------------
1.00%         $        --     $       --     $        --   $       --   $       --
1.05%                  82             84              84           80           84
1.10%                  --             --              --           --           --
1.15%               4,481             68         251,859           73        3,720
1.20%           4,186,976        712,926       1,953,091      337,692      224,772
1.25%                  --             --              --           --           --
1.25%           6,763,023      1,532,056       3,677,099      821,084      591,156
1.30%                  63             68         129,233           73           59
1.35%                  63             68          89,439           73           59
1.40%                  --             --              --           --           --
1.40%           2,037,991        213,952       2,729,802      241,937      181,979
1.45%           6,449,257        795,591       2,724,842      670,275      245,505
1.50%           6,976,547      1,416,711       3,478,338      798,597      520,632
1.55%                  62             68          35,179       27,398       22,696
1.60%             180,922            120       1,970,413           72           73
1.65%             522,069        332,794         724,925       79,440      108,068
1.70%           2,847,687        581,426       2,692,546      492,773       86,082
1.75%                  62             68         325,109           72           59
1.80%                  57         33,623         684,791        7,753       17,502
1.85%              18,603             68         848,544       29,097       12,532
1.90%                  62         28,942       1,593,588        1,263           58
1.95%                  --             --              --           --           --
2.00%                  62          8,059         166,297           71           58
2.05%               3,298             68         214,300          586           58
2.10%                  76             68         297,333           71           58
2.15%                  62             68           3,742           71           58
2.20%                  62             68              65           71           58
----------------------------------------------------------------------------------
Total         $29,991,567     $5,656,964     $24,590,619   $3,508,622   $2,015,326
----------------------------------------------------------------------------------



408 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                         WF ADV VT
               WF ADV VT     WF ADV VT     WF ADV VT   TOTAL RETURN
PRICE LEVEL    LG CO GRO     MONEY MKT    SM CAP GRO       BOND
              -----------------------------------------------------
1.00%         $        --   $        --   $       --    $        --
1.05%                  77         2,162           77      1,138,332
1.10%                  --            --           --             --
1.15%           1,036,858         7,134           70        715,270
1.20%           4,106,744     1,062,423      890,783      1,910,691
1.25%                  --            --           --             --
1.25%           6,297,456     2,232,508    1,443,330      3,392,523
1.30%             455,008         8,461           70        425,488
1.35%             523,277        11,323           70        972,893
1.40%                  --            --           --             --
1.40%           5,647,363       515,590      646,632      7,497,239
1.45%           5,829,705     2,070,815    1,326,808      1,414,257
1.50%           5,736,717     2,276,106    1,401,190      2,731,068
1.55%             160,249         5,866        6,747        677,179
1.60%           4,230,222        86,153           71      4,589,298
1.65%           3,334,845       618,856      168,888      4,136,491
1.70%           8,145,541     1,259,165      536,798     15,426,779
1.75%             439,525         8,397           69        557,486
1.80%           1,398,283        50,418       10,659      1,966,192
1.85%           1,318,017       185,188           68      3,569,310
1.90%           5,174,121       157,450        1,157      8,874,981
1.95%                  --            --           --             --
2.00%             221,896        62,241           68        856,135
2.05%             642,086        30,785           68        999,600
2.10%             663,431       109,263           68      1,300,447
2.15%              10,187         3,190           68         29,598
2.20%                  54         1,016           68          1,548
-------------------------------------------------------------------
Total         $55,371,662   $10,764,510   $6,433,827    $63,182,805
-------------------------------------------------------------------



(1)  Applicable to Wells Builder product only.

(2)  Applicable to all products except Wells Builder.

(3)  Applicable to Galaxy and Pinnacle products only.

(4)  Applicable to all products except Galaxy and Pinnacle.

(5) Applicable to Innovations, Innovations Classic and New Solutions products only.

(6) Applicable to all products except Innovations, Innovations Classic and New Solutions.

(7)  Applicable to Signature product only.

(8)  Applicable to all products except Signature.

(9) Applicable to Wells Builder, Innovations Classic Select, Innovations Select and Wells Advantage Select products only.

(10) Applicable to EG New Solutions, Innovations, Innovations Classic and New Solutions products only.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 409

9.   FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.



                                     AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
                 -------------------------------------------  -----------------------------------------------------------------
                  UNITS  ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                 (000S)    LOWEST  TO  HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                 --------------------------------------------------------------------------------------------------------------
AIM VI BASIC
VAL, SER II
2006             33,599     $1.28  to  $1.22        $45,913          0.12%        1.00%  to  2.20%    11.82%     to   10.49%
2005             37,535     $1.15  to  $1.10        $46,062            --         1.00%  to  2.20%     4.39%     to    3.15%
2004             27,186     $1.10  to  $1.07        $32,095            --         1.00%  to  2.20%     9.74%     to    7.40%(14)
2003              9,589     $1.00  to  $1.35        $10,212            --         1.00%  to  1.85%    31.58%     to   35.00%(9)
2002              1,552     $0.76  to  $0.95        $ 1,199          0.01%        1.00%  to  1.70%   (24.00%)(6) to   (5.00%)(7)
--------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP
APPR, SER I
2006             21,315     $0.79  to  $1.54        $16,424          0.06%        1.00%  to  1.80%     5.24%     to    4.41%
2005             23,769     $0.75  to  $1.47        $17,217          0.06%        1.00%  to  1.80%     7.76%     to    6.90%
2004             28,316     $0.70  to  $1.38        $19,204            --         1.00%  to  1.80%     5.56%     to    4.72%
2003             30,258     $0.66  to  $1.32        $19,437            --         1.00%  to  1.80%    26.92%     to   32.00%(10)
2002             30,650     $0.52  to  $0.42        $15,455            --         1.00%  to  1.70%   (24.64%)    to  (26.32%)
--------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP
APPR, SER II
2006             12,568     $1.47  to  $1.17        $15,218            --         1.00%  to  2.20%     5.01%     to    3.76%
2005              1,302     $1.40  to  $1.13        $ 1,564            --         1.00%  to  2.20%     7.50%     to    6.22%
2004              1,207     $1.30  to  $1.06        $ 1,366            --         1.00%  to  2.20%     5.28%     to    7.26%(14)
2003                617     $1.24  to  $1.30        $   678            --         1.00%  to  1.85%    27.84%     to   30.00%(9)
2002                 46     $0.97  to  $0.79        $    44            --         1.00%  to  1.50%    (3.00%)(8) to  (21.00%)(4)
--------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV,
SER I
2006              1,490     $1.80  to  $1.27        $ 2,073            --         1.40%  to  1.60%    14.91%     to   14.68%
2005              1,702     $1.57  to  $1.11        $ 2,075            --         1.40%  to  1.60%     8.09%     to    7.87%
2004              2,146     $1.45  to  $1.03        $ 2,467            --         1.40%  to  1.60%    13.89%     to   13.67%
2003              2,562     $1.28  to  $0.90        $ 2,554            --         1.40%  to  1.60%    33.33%     to   32.35%
2002              2,259     $0.96  to  $0.68        $ 1,706            --         1.40%  to  1.60%   (21.95%)    to  (22.73%)
--------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV,
SER II
2006              1,900     $1.43  to  $1.34        $ 2,962            --         1.00%  to  2.20%    15.10%     to   13.73%
2005              1,943     $1.24  to  $1.18        $ 2,651            --         1.00%  to  2.20%     8.18%     to    6.90%
2004              1,814     $1.15  to  $1.10        $ 2,290            --         1.00%  to  2.20%    14.12%     to   10.78%(14)
2003                947     $1.00  to  $1.35        $ 1,020            --         1.00%  to  1.85%    33.33%     to   35.00%(9)
2002                 76     $0.75  to  $0.75        $    57            --         1.00%  to  1.35%   (25.00%)(6) to  (25.00%)(6)
--------------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ,
SER I
2006             31,151     $1.08  to  $1.08        $36,389          0.77%        1.00%  to  1.80%     8.43%(18) to    7.85%(18)
2005              3,274     $1.26  to  $1.26        $ 4,117          1.38%        1.40%  to  1.40%     3.85%     to    3.85%
2004              4,188     $1.21  to  $1.21        $ 5,070          0.93%        1.40%  to  1.40%     7.45%     to    7.45%
2003              4,903     $1.13  to  $1.13        $ 5,524          1.00%        1.40%  to  1.40%    22.83%     to   22.83%
2002              5,619     $0.92  to  $0.92        $ 5,160          0.30%        1.40%  to  1.40%   (16.36%)    to  (16.36%)
--------------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ,
SER II
2006                309     $1.08  to  $1.08        $   335          0.79%        1.00%  to  1.85%     8.26%(18) to    7.65%(18)
2005                 --        --         --             --            --           --         --        --              --
2004                 --        --         --             --            --           --         --        --              --
2003                 --        --         --             --            --           --         --        --              --
2002                 --        --         --             --            --           --         --        --              --
--------------------------------------------------------------------------------------------------------------------------------
AIM VI INTL
GRO, SER I
2006              1,395     $1.85  to  $1.85        $ 2,577          0.96%        1.40%  to  1.40%    26.46%     to   26.46%
2005              1,766     $1.46  to  $1.46        $ 2,579          0.63%        1.40%  to  1.40%    16.29%     to   16.29%
2004              2,223     $1.26  to  $1.26        $ 2,791          0.61%        1.40%  to  1.40%    22.28%     to   22.28%
2003              2,748     $1.03  to  $1.03        $ 2,823          0.56%        1.40%  to  1.40%    27.16%     to   27.16%
2002              2,968     $0.81  to  $0.81        $ 2,395          0.52%        1.40%  to  1.40%   (16.49%)    to  (16.49%)
--------------------------------------------------------------------------------------------------------------------------------



410 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                   AT DEC. 31                                          FOR THE YEAR ENDED DEC. 31
                 --------------------------------------------  -----------------------------------------------------------------
                  UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO         TOTAL RETURN
                  (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)  LOWEST TO HIGHEST(3)
                 ---------------------------------------------------------------------------------------------------------------
AIM VI MID CAP
CORE EQ, SER II
2006               6,276    $1.04  to  $1.22       $  7,771        0.67%        1.05%  to  2.20%      4.41%(19)  to    8.57%
2005               7,246    $1.15  to  $1.13       $  8,223        0.33%        1.15%  to  2.20%      6.05%      to    4.94%
2004               4,001    $1.08  to  $1.07       $  4,306        0.07%        1.15%  to  2.20%      8.37%(14)  to    7.61%(14)
2003                  --       --         --             --          --           --         --         --               --
2002                  --       --         --             --          --           --         --         --               --
--------------------------------------------------------------------------------------------------------------------------------
AB VPS BAL
SHARES, CL B
2006               1,747    $1.30  to  $1.18       $  2,274        2.34%        1.00%  to  2.20%      10.46%     to    9.14%
2005               1,327    $1.18  to  $1.08       $  1,577        2.33%        1.00%  to  2.20%       2.58%     to    1.35%
2004               1,189    $1.15  to  $1.06       $  1,386        2.21%        1.00%  to  2.20%       7.71%     to    6.42%(14)
2003                 719    $1.07  to  $1.15       $    783        2.21%        1.00%  to  1.85%      17.58%     to   15.00%(9)
2002                 122    $0.91  to  $0.91       $    110        0.03%        1.00%  to  1.35%      (9.00%)(6) to   (9.00%)(6)
--------------------------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL
TECH, CL B
2006              10,904    $0.48  to  $1.57       $  6,040          --         1.00%  to  1.85%       7.31%     to    6.40%
2005              12,278    $0.45  to  $1.47       $  6,380          --         1.00%  to  1.85%       2.62%     to    1.75%
2004              13,280    $0.44  to  $1.45       $  6,722          --         1.00%  to  1.85%       4.04%     to    3.16%
2003              13,782    $0.42  to  $1.40       $  6,355          --         1.00%  to  1.85%      40.00%     to   40.00%(9)
2002              12,027    $0.30  to  $0.29       $  3,709          --         1.00%  to  1.60%     (41.18%)    to  (43.14%)
--------------------------------------------------------------------------------------------------------------------------------
AB VPS GRO &
INC, CL B
2006              26,530    $1.28  to  $1.26       $ 34,617        1.17%        1.00%  to  2.20%      15.82%     to   14.45%
2005              28,420    $1.11  to  $1.10       $ 32,076        1.26%        1.00%  to  2.20%       3.56%     to    2.32%
2004              29,459    $1.07  to  $1.07       $ 32,021        0.73%        1.00%  to  2.20%      10.11%     to    7.90%(14)
2003              26,622    $0.97  to  $1.32       $ 26,004        0.82%        1.00%  to  1.85%      31.08%     to   32.00%(9)
2002              24,399    $0.74  to  $0.95       $ 18,021        0.56%        1.00%  to  1.70%     (23.71%)    to   (5.00%)(8)
--------------------------------------------------------------------------------------------------------------------------------
AB VPS INTL
VAL, CL B
2006              74,390    $1.12  to  $1.80       $132,164        1.22%        1.05%  to  2.20%      12.43%(19) to   32.19%
2005              46,981    $1.38  to  $1.36       $ 64,366        0.44%        1.15%  to  2.20%      15.19%     to   13.99%
2004              13,750    $1.20  to  $1.19       $ 16,439        0.13%        1.15%  to  2.20%      20.60%(14) to   19.75%(14)
2003                  --       --         --             --          --           --         --          --              --
2002                  --       --         --             --          --           --         --          --              --
--------------------------------------------------------------------------------------------------------------------------------
AB VPS LG CAP
GRO, CL B
2006              18,654    $0.66  to  $1.45       $ 12,981          --         1.00%  to  1.85%      (1.63%)    to   (2.46%)
2005              20,447    $0.67  to  $1.49       $ 14,486          --         1.00%  to  1.85%      13.70%     to   12.74%
2004              21,459    $0.59  to  $1.32       $ 13,351          --         1.00%  to  1.85%       7.27%     to    6.36%
2003              23,219    $0.55  to  $1.24       $ 13,255          --         1.00%  to  1.85%      22.22%     to   24.00%(9)
2002              23,315    $0.45  to  $0.92       $ 10,736          --         1.00%  to  1.70%     (30.77%)    to   (8.00%)(8)
--------------------------------------------------------------------------------------------------------------------------------
AB VPS U.S.
GOVT/HI GR,
CL B
2006               2,758    $1.31  to  $1.30       $  3,526        3.80%        1.40%  to  1.60%       2.15%     to    1.95%
2005               2,948    $1.29  to  $1.28       $  3,691        2.78%        1.40%  to  1.60%       0.34%     to    0.14%
2004               3,185    $1.28  to  $1.27       $  3,984        2.66%        1.40%  to  1.60%       2.08%     to    1.88%
2003               3,278    $1.25  to  $1.25       $  4,023        2.88%        1.40%  to  1.60%       1.63%     to    1.63%
2002               3,980    $1.23  to  $1.23       $  4,774        2.67%        1.40%  to  1.60%       6.03%     to    6.03%
--------------------------------------------------------------------------------------------------------------------------------
AC VP INC &
GRO, CL I
2006                 962    $1.56  to  $1.56       $  1,501        2.03%        1.40%  to  1.40%      15.47%     to   15.47%
2005               1,390    $1.35  to  $1.35       $  1,878        1.96%        1.40%  to  1.40%       3.18%     to    3.18%
2004               1,530    $1.31  to  $1.31       $  2,004        1.46%        1.40%  to  1.40%      11.42%     to   11.42%
2003               1,720    $1.18  to  $1.18       $  2,021        1.34%        1.40%  to  1.40%      28.26%     to   28.26%
2002               1,915    $0.92  to  $0.92       $  1,766        1.10%        1.40%  to  1.40%     (20.69%)    to  (20.69%)
--------------------------------------------------------------------------------------------------------------------------------
AC VP INFLATION
PROT, CL II
2006             129,374    $1.02  to  $1.03       $135,725        3.47%        1.05%  to  2.20%       2.17%(19) to   (0.63%)
2005             108,753    $1.06  to  $1.04       $114,219        4.73%        1.15%  to  2.20%       0.40%     to   (0.64%)
2004              31,470    $1.06  to  $1.05       $ 33,097        3.31%        1.15%  to  2.20%       5.23%(14) to    4.50%(14)
2003                  --       --         --             --          --           --         --          --              --
2002                  --       --         --             --          --           --         --          --              --
--------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 411

                                    AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
                  --------------------------------------------  -------------------------------------------------------------------
                   UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                   (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                  -----------------------------------------------------------------------------------------------------------------
AC VP INTL, CL
II
2006                   38     $1.08  to  $1.50       $     59         1.19%      1.05%  to  2.20%        8.20%(19)  to   22.03%
2005                   20     $1.25  to  $1.23       $     26         1.00%      1.15%  to  2.20%       11.81%      to   10.66%
2004                   20     $1.12  to  $1.11       $     23           --       1.15%  to  2.20%       12.93%(14)  to   12.13%(14)
2003                   --        --         --             --           --         --         --           --               --
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
AC VP ULTRA, CL
II
2006              117,963     $0.97  to  $1.00       $118,724           --       1.05%  to  2.20%       (2.84%)(19) to   (5.49%)
2005               39,413     $1.07  to  $1.06       $ 41,956           --       1.15%  to  2.20%        0.81%      to   (0.24%)
2004               10,637     $1.07  to  $1.06       $ 11,294           --       1.15%  to  2.20%        7.63%(14)  to    6.87%(14)
2003                   --        --         --             --           --         --         --           --               --
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2006                  816     $2.13  to  $2.13       $  1,739         1.49%      1.40%  to  1.40%       17.01%      to   17.01%
2005                1,092     $1.82  to  $1.82       $  1,989         0.87%      1.40%  to  1.40%        3.58%      to    3.58%
2004                1,163     $1.76  to  $1.76       $  2,044         1.03%      1.40%  to  1.40%       12.74%      to   12.74%
2003                1,280     $1.56  to  $1.56       $  1,997         1.13%      1.40%  to  1.40%       26.83%      to   26.83%
2002                1,440     $1.23  to  $1.23       $  1,768         0.93%      1.40%  to  1.40%      (13.38%)     to  (13.38%)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2006                  335     $1.12  to  $1.29       $    439         1.01%      1.05%  to  2.20%       12.30%(19)  to   15.90%
2005                  242     $1.13  to  $1.11       $    273         0.71%      1.15%  to  2.20%        3.66%      to    2.57%
2004                  135     $1.09  to  $1.09       $    147           --       1.15%  to  2.20%        9.65%(14)  to    8.88%(14)
2003                   --        --         --             --           --         --         --           --               --
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
BARON CAP
ASSET, INS
2006                1,601     $1.97  to  $1.64       $  2,747           --       1.40%  to  1.60%       13.92%      to   13.70%
2005                1,840     $1.73  to  $1.44       $  2,780           --       1.40%  to  1.60%        1.93%      to    1.73%
2004                2,038     $1.70  to  $1.42       $  3,022           --       1.40%  to  1.60%       23.89%      to   23.64%
2003                2,271     $1.37  to  $1.15       $  2,718           --       1.40%  to  1.60%       28.04%      to   29.21%
2002                1,189     $1.07  to  $0.89       $  1,155           --       1.40%  to  1.60%      (15.75%)     to  (16.04%)
-----------------------------------------------------------------------------------------------------------------------------------
COL ASSET
ALLOC, VS CL A
2006                  539     $1.52  to  $1.51       $    817         2.46%      1.15%  to  1.25%       10.51%      to   10.40%
2005                  610     $1.38  to  $1.37       $    838         2.53%      1.15%  to  1.25%        5.31%      to    5.21%
2004                  640     $1.31  to  $1.30       $    834         2.46%      1.15%  to  1.25%        8.73%      to    8.62%
2003                  730     $1.20  to  $1.20       $    876           --       1.15%  to  1.25%       20.00%(11)  to   20.00%(11)
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
COL FEDERAL
SEC, VS CL A
2006                1,622     $1.08  to  $1.08       $  1,751         5.60%      1.15%  to  1.25%        2.53%      to    2.43%
2005                1,726     $1.06  to  $1.05       $  1,819         5.46%      1.15%  to  1.25%        1.41%      to    1.31%
2004                1,823     $1.04  to  $1.04       $  1,896         5.05%      1.15%  to  1.25%        2.96%      to    2.86%
2003                2,017     $1.01  to  $1.01       $  2,038           --       1.15%  to  1.25%        1.00%(11)  to    1.00%(11)
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
COL HI YIELD,
VS CL A
2006                  646     $1.07  to  $1.07       $    691         3.76%      1.15%  to  1.25%        6.90%(18)  to    6.83%(18)
2005                   --        --         --             --           --         --         --           --               --
2004                   --        --         --             --           --         --         --           --               --
2003                   --        --         --             --           --         --         --           --               --
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
COL HI YIELD,
VS CL B
2006               49,073     $1.07  to  $1.06       $ 52,288         3.76%      1.05%  to  2.20%        7.01%(19)  to    6.18%(18)
2005                   --        --         --             --           --         --         --           --               --
2004                   --        --         --             --           --         --         --           --               --
2003                   --        --         --             --           --         --         --           --               --
2002                   --        --         --             --           --         --         --           --               --
-----------------------------------------------------------------------------------------------------------------------------------



412 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ------------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ---------------------------------------------------------------------------------------------------------------
COL LG CAP GRO,
VS CL A
2006                   970       $1.13 to $1.13        $ 1,098         0.35%          1.15% to 1.25%      8.98%      to    8.87%
2005                 1,120       $1.04 to $1.04        $ 1,163         0.71%          1.15% to 1.25%      3.91%(16)  to    3.82%(16)
2004                    --          --       --             --           --             --       --         --               --
2003                    --          --       --             --           --             --       --         --               --
2002                    --          --       --             --           --             --       --         --               --
------------------------------------------------------------------------------------------------------------------------------------
COL SM CAP VAL,
VS CL B
2006                   158       $1.04 to $1.40        $   224         0.33%          1.05% to 2.20%      3.74%(19)  to   16.77%
2005                   103       $1.22 to $1.20        $   126           --           1.15% to 2.20%      4.27%      to    3.18%
2004                    91       $1.17 to $1.16        $   108         0.86%          1.15% to 2.20%     18.17%(14)  to   17.35%(14)
2003                    --          --       --             --           --             --       --         --               --
2002                    --          --       --             --           --             --       --         --               --
------------------------------------------------------------------------------------------------------------------------------------
COL SM CO GRO,
VS CL A
2006                   131       $1.87 to $1.86        $   245           --           1.15% to 1.25%     11.12%      to   11.01%
2005                   150       $1.68 to $1.68        $   251           --           1.15% to 1.25%      1.54%      to    1.44%
2004                   157       $1.65 to $1.65        $   260           --           1.15% to 1.25%     10.21%      to   10.10%
2003                   155       $1.50 to $1.50        $   233           --           1.15% to 1.25%     50.00%(12)  to   50.00%(12)
2002                    --          --       --             --           --             --       --         --               --
------------------------------------------------------------------------------------------------------------------------------------
CS MID-CAP CORE
2006                   408       $1.23 to $0.79        $   346           --           1.40% to 1.60%      0.48%      to    0.28%
2005                   424       $1.22 to $0.79        $   358           --           1.40% to 1.60%      5.49%      to    5.28%
2004                   455       $1.16 to $0.75        $   366           --           1.40% to 1.60%     11.55%      to   11.32%
2003                   664       $1.04 to $0.67        $   485           --           1.40% to 1.60%     42.47%      to   39.58%
2002                   411       $0.73 to $0.48        $   216           --           1.40% to 1.60%    (30.48%)     to  (30.43%)
------------------------------------------------------------------------------------------------------------------------------------
DREY IP MIDCAP
STOCK, SERV
2006                    75       $0.98 to $1.26        $    99         0.20%          1.05% to 2.20%     (1.72%)(19) to    5.34%
2005                   101       $1.22 to $1.20        $   124           --           1.15% to 2.20%      7.69%      to    6.57%
2004                    43       $1.13 to $1.13        $    50         0.56%          1.15% to 2.20%     14.36%(14)  to   13.56%(14)
2003                    --          --       --             --           --             --       --         --               --
2002                    --          --       --             --           --             --       --         --               --
------------------------------------------------------------------------------------------------------------------------------------
DREY IP TECH GRO,
SERV
2006                35,608       $0.98 to $1.06        $37,934           --           1.05% to 2.20%     (2.07%)(19) to    1.78%
2005                16,181       $1.06 to $1.04        $16,948           --           1.15% to 2.20%      2.30%      to    1.23%
2004                 4,725       $1.03 to $1.03        $ 4,863           --           1.15% to 2.20%      6.13%(14)  to    5.38%(14)
2003                    --          --       --             --           --             --       --         --               --
2002                    --          --       --             --           --             --       --         --               --
------------------------------------------------------------------------------------------------------------------------------------
DREY SOC RESP GRO,
INIT
2006                 2,879       $0.70 to $1.46        $ 2,037         0.11%          1.20% to 1.80%      7.90%      to    7.26%
2005                 3,272       $0.65 to $1.36        $ 2,150           --           1.20% to 1.80%      2.38%      to    1.77%
2004                 3,768       $0.63 to $1.34        $ 2,420         0.40%          1.20% to 1.80%      4.94%      to    4.32%
2003                 3,778       $0.60 to $1.28        $ 2,314         0.12%          1.20% to 1.80%     25.00%      to   28.00%(10)
2002                 3,798       $0.48 to $0.48        $ 1,872         0.18%          1.20% to 1.70%    (30.43%)     to  (29.41%)
------------------------------------------------------------------------------------------------------------------------------------
DREY VIF APPR,
SERV
2006                   684       $1.12 to $1.18        $   826         1.33%          1.05% to 2.20%     12.07%(19)  to   13.68%
2005                   693       $1.06 to $1.04        $   730           --           1.15% to 2.20%      2.93%      to    1.86%
2004                   523       $1.03 to $1.02        $   538         4.40%          1.15% to 2.20%      3.15%(14)  to    2.43%(14)
2003                    --          --       --             --           --             --       --         --              --
2002                    --          --       --             --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------
DREY VIF DISC
STOCK, INIT
2006                   253       $1.03 to $1.03        $   260         0.82%          1.40% to 1.40%     14.20%      to   14.20%
2005                   298       $0.90 to $0.90        $   269           --           1.40% to 1.40%      4.79%      to    4.79%
2004                   428       $0.86 to $0.86        $   368         1.33%          1.40% to 1.40%      6.37%      to    6.37%
2003                   588       $0.81 to $0.81        $   476         0.83%          1.40% to 1.40%     22.73%      to   22.73%
2002                   666       $0.66 to $0.66        $   443         0.66%          1.40% to 1.40%    (24.14%)     to  (24.14%)
------------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 413

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ------------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ---------------------------------------------------------------------------------------------------------------
DREY VIF INTL VAL,
SERV
2006                   211       $1.07 to $1.49        $   320         1.24%          1.05% to 2.20%      6.35%(19)  to   19.72%
2005                   207       $1.26 to $1.24        $   259           --           1.15% to 2.20%     10.41%      to    9.27%
2004                    66       $1.14 to $1.14        $    78         4.11%          1.15% to 2.20%     15.27%(14)  to   14.47%(14)
2003                    --          --       --             --           --             --       --         --               --
2002                    --          --       --             --           --             --       --         --               --
------------------------------------------------------------------------------------------------------------------------------------
DREY VIF SM CO
STOCK, INIT
2006                    14       $1.68 to $1.68        $    23           --           1.40% to 1.40%      9.43%      to    9.43%
2005                    10       $1.54 to $1.54        $    15           --           1.40% to 1.40%     (0.49%)     to   (0.49%)
2004                    17       $1.55 to $1.55        $    27           --           1.40% to 1.40%     16.87%      to   16.87%
2003                    18       $1.32 to $1.32        $    23         0.12%          1.40% to 1.40%     40.43%      to   40.43%
2002                    20       $0.94 to $0.94        $    19         0.23%          1.40% to 1.40%    (21.01%)     to  (21.01%)
------------------------------------------------------------------------------------------------------------------------------------
EG VA BAL, CL 2
2006                 1,836       $1.36 to $1.33        $ 2,424         2.12%          1.00% to 1.85%      8.53%      to    7.61%
2005                 1,848       $1.25 to $1.23        $ 2,260         2.07%          1.00% to 1.85%      3.99%      to    3.11%
2004                 1,886       $1.20 to $1.20        $ 2,231         0.79%          1.00% to 1.85%      4.98%      to    4.09%
2003                 1,088       $1.14 to $1.15        $ 1,241         4.85%          1.00% to 1.85%     14.00%      to   15.00%(9)
2002                   181       $1.00 to $1.00        $   181         9.04%          1.00% to 1.70%      0.00%(7)   to    0.00%(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA CORE BOND,
CL 2
2006                46,474       $1.14 to $1.04        $50,855         4.25%          1.00% to 2.20%      2.93%      to    1.70%
2005                43,577       $1.11 to $1.02        $46,617         3.99%          1.00% to 2.20%      1.16%      to   (0.04%)
2004                26,478       $1.10 to $1.02        $28,300         4.12%          1.00% to 2.20%      2.73%      to    2.25%(14)
2003                12,589       $1.07 to $1.02        $13,246         6.99%          1.00% to 1.85%      2.88%      to    2.00%(9)
2002                 2,566       $1.04 to $1.04        $ 2,664         6.66%          1.00% to 1.80%      4.00%(7)   to    4.00%(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL
LG CAP, CL 1
2006                 1,524       $1.28 to $1.25        $ 1,916         1.26%          1.00% to 1.35%     11.55%      to   11.17%
2005                 1,625       $1.14 to $1.12        $ 1,836         1.07%          1.00% to 1.35%      7.93%      to    7.55%
2004                 1,043       $1.06 to $1.04        $ 1,095         1.26%          1.00% to 1.35%      8.12%      to    7.75%
2003                   885       $0.98 to $0.97        $   860         0.67%          1.00% to 1.35%     28.95%      to   29.33%
2002                   953       $0.76 to $0.75        $   720         1.37%          1.00% to 1.35%    (16.48%)     to  (16.67%)
------------------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL
LG CAP, CL 2
2006                15,401       $1.59 to $1.27        $23,638         1.11%          1.00% to 2.20%     11.28%      to    9.97%
2005                13,899       $1.43 to $1.15        $19,414         0.80%          1.00% to 2.20%      7.67%      to    6.38%
2004                 8,484       $1.33 to $1.09        $11,050         1.12%          1.00% to 2.20%      7.85%      to    9.27%(14)
2003                 4,853       $1.23 to $1.31        $ 5,997         4.44%          1.00% to 1.85%     28.13%      to   31.00%(9)
2002                    67       $0.96 to $0.96        $    64         7.03%          1.00% to 1.70%     (4.00%)(8)  to   (4.00%)(8)
------------------------------------------------------------------------------------------------------------------------------------
EG VA GRO, CL 2
2006                 9,047       $1.76 to $1.26        $14,207           --           1.00% to 2.20%      9.54%      to    8.23%
2005                 8,790       $1.60 to $1.16        $12,752           --           1.00% to 2.20%      5.22%      to    3.96%
2004                 3,183       $1.52 to $1.12        $ 4,588           --           1.00% to 2.20%     12.45%      to   13.32%(14)
2003                 1,927       $1.35 to $1.39        $ 2,575           --           1.00% to 1.85%     36.36%      to   39.00%(9)
2002                   283       $0.99 to $0.98        $   279           --           1.00% to 1.80%     (1.00%)(7)  to   (2.00%)(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA HI INC, CL 2
2006                22,325       $1.40 to $1.10        $28,612         6.66%          1.00% to 2.20%      7.59%      to    6.31%
2005                21,254       $1.30 to $1.04        $25,555         7.13%          1.00% to 2.20%      0.24%      to   (0.95%)
2004                12,567       $1.30 to $1.05        $15,565         6.94%          1.00% to 2.20%      7.31%      to    4.79%(14)
2003                 6,426       $1.21 to $1.15        $ 7,616        20.99%          1.00% to 1.85%     16.35%      to   15.00%(9)
2002                   938       $1.04 to $1.03        $   971        14.97%          1.00% to 1.80%      4.00%(7)   to    3.00%(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA INTL EQ,
CL 1
2006                 2,404       $1.73 to $1.71        $ 4,126         3.99%          1.00% to 1.35%     21.94%      to   21.51%
2005                 1,909       $1.42 to $1.41        $ 2,693         2.59%          1.00% to 1.35%     14.85%      to   14.44%
2004                 1,655       $1.23 to $1.23        $ 2,036         1.39%          1.00% to 1.35%     18.02%      to   17.61%
2003                 1,364       $1.05 to $1.05        $ 1,426        14.39%          1.00% to 1.35%      5.00%(13)  to    5.00%(13)
2002                    --          --       --             --           --             --       --         --                --
------------------------------------------------------------------------------------------------------------------------------------



414 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ------------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ---------------------------------------------------------------------------------------------------------------
EG VA INTL EQ,
CL 2
2006                17,374       $1.98 to $1.55        $32,562         3.61%          1.00% to 2.20%     21.67%      to   20.22%
2005                15,120       $1.63 to $1.29        $23,587         2.60%          1.00% to 2.20%     14.53%      to   13.17%
2004                10,747       $1.42 to $1.14        $15,027         1.19%          1.00% to 2.20%     17.66%      to   14.84%(14)
2003                 6,397       $1.21 to $1.34        $ 7,762         2.96%          1.00% to 1.85%     30.11%      to   34.00%(9)
2002                   507       $0.93 to $0.93        $   472         6.80%          1.00% to 1.80%     (7.00%)(7)  to   (7.00%)(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA OMEGA, CL 1
2006                 4,869       $0.81 to $0.79        $ 3,883           --           1.00% to 1.35%      4.96%      to    4.60%
2005                 5,603       $0.77 to $0.76        $ 4,267         0.20%          1.00% to 1.35%      2.82%      to    2.46%
2004                 6,723       $0.75 to $0.74        $ 4,991           --           1.00% to 1.35%      6.15%      to    5.78%
2003                 7,047       $0.71 to $0.70        $ 4,942           --           1.00% to 1.35%     39.22%      to   37.25%
2002                 7,159       $0.51 to $0.51        $ 3,629           --           1.00% to 1.35%    (26.09%)     to  (26.09%)
------------------------------------------------------------------------------------------------------------------------------------
EG VA OMEGA, CL 2
2006                26,098       $1.52 to $1.09        $35,221           --           1.00% to 2.20%      4.65%      to    3.41%
2005                21,581       $1.45 to $1.06        $28,333         0.02%          1.00% to 2.20%      2.54%      to    1.32%
2004                13,574       $1.41 to $1.04        $17,905           --           1.00% to 2.20%      5.91%      to    5.76%(14)
2003                 5,679       $1.33 to $1.40        $ 7,544           --           1.00% to 1.85%     38.54%      to   40.00%(9)
2002                   861       $0.96 to $0.96        $   830           --           1.00% to 1.80%     (4.00%)(7)  to   (4.00%)(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA SPECIAL VAL,
CL 1
2006                 5,639       $2.39 to $2.34        $13,292         0.78%          1.00% to 1.35%     20.34%      to   19.92%
2005                 5,716       $1.99 to $1.95        $11,222         1.02%          1.00% to 1.35%      9.66%      to    9.28%
2004                 5,818       $1.81 to $1.78        $10,440         1.04%          1.00% to 1.35%     19.18%      to   18.76%
2003                 5,552       $1.52 to $1.50        $ 8,379         0.12%          1.00% to 1.35%     27.73%      to   27.12%
2002                 5,243       $1.19 to $1.18        $ 6,184         0.17%          1.00% to 1.35%     (13.14%)    to  (13.24%)
------------------------------------------------------------------------------------------------------------------------------------
EG VA SPECIAL VAL,
CL 2
2006                12,069       $1.91 to $1.46        $22,370         0.51%          1.00% to 2.20%     19.99%      to   18.56%
2005                12,661       $1.59 to $1.23        $19,614         0.78%          1.00% to 2.20%      9.38%      to    8.08%
2004                12,027       $1.45 to $1.14        $17,160         0.93%          1.00% to 2.20%     18.90%      to   14.50%(14)
2003                 6,070       $1.22 to $1.31        $ 7,454           --           1.00% to 1.85%     28.42%      to   31.00%(9)
2002                 1,166       $0.95 to $0.95        $ 1,112         0.64%          1.00% to 1.80%     (5.00%)(7)  to   (5.00%)(7)
------------------------------------------------------------------------------------------------------------------------------------
EG VA STRATEGIC
INC, CL 1
2006                 4,726       $1.60 to $1.56        $ 7,489         3.71%          1.00% to 1.35%      4.89%      to    4.52%
2005                 4,264       $1.53 to $1.50        $ 6,467         5.55%          1.00% to 1.35%     (1.67%)     to   (2.01%)
2004                 3,754       $1.55 to $1.53        $ 5,813         4.68%          1.00% to 1.35%      7.34%      to    6.96%
2003                 3,970       $1.45 to $1.43        $ 5,741        10.53%          1.00% to 1.35%     16.00%      to   15.32%
2002                 3,140       $1.25 to $1.24        $ 3,904         6.26%          1.00% to 1.35%     14.68%      to   13.76%
------------------------------------------------------------------------------------------------------------------------------------
EG VA STRATEGIC
INC, CL 2
2006                39,089       $1.37 to $1.08        $48,654         3.33%          1.00% to 2.20%      4.64%      to    3.39%
2005                34,356       $1.31 to $1.05        $41,286         5.89%          1.00% to 2.20%     (1.99%)     to   (3.16%)
2004                20,586       $1.34 to $1.08        $25,811         6.48%          1.00% to 2.20%      7.06%      to    7.88%(14)
2003                 6,260       $1.25 to $1.13        $ 7,531        20.83%          1.00% to 1.85%     25.00%(7)*  to   13.00%(9)
2002                   547       $1.08 to $1.08        $   593        24.19%          1.10% to 1.70%      8.00%(7)   to    8.00%(7)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP BAL, SERV
CL
2006                   499       $1.18 to $1.17        $   582         1.91%          1.15% to 1.25%     10.37%      to   10.26%
2005                   517       $1.07 to $1.06        $   548         2.49%          1.15% to 1.25%      4.40%      to    4.30%
2004                   535       $1.02 to $1.01        $   543         2.04%          1.15% to 1.25%      4.22%      to    4.12%
2003                   591       $0.98 to $0.97        $   576         2.66%          1.15% to 1.25%     16.67%      to   15.48%
2002                   579       $0.84 to $0.84        $   486         2.49%          1.15% to 1.25%     (9.68%)     to   (9.68%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP BAL, SERV
CL 2
2006                   247       $1.25 to $1.19        $   301         1.74%          1.40% to 1.80%      9.95%      to    9.51%
2005                   261       $1.14 to $1.09        $   289         2.49%          1.40% to 1.80%      4.06%      to    3.64%
2004                   230       $1.10 to $1.05        $   246         1.46%          1.40% to 1.80%      3.69%      to    3.26%
2003                   145       $1.06 to $1.02        $   149         0.46%          1.40% to 1.80%      6.00%(4)*  to    2.00%(4)*
2002                     3       $0.91 to $0.91        $     2           --           1.60% to 1.60%     (9.00%)(4)  to   (9.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 415

                                      AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                     UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND,
SERV CL
2006                  15,108       $1.41 to $1.37       $ 20,941         1.11%         1.00% to 1.35%      10.48%     to  10.10%
2005                  15,494       $1.27 to $1.25       $ 19,486         0.20%         1.00% to 1.35%      15.69%     to  15.29%
2004                  15,533       $1.10 to $1.08       $ 16,919         0.24%         1.00% to 1.35%      14.19%     to  13.79%
2003                  14,260       $0.96 to $0.95       $ 13,634         0.34%         1.00% to 1.35%      26.32%     to  26.67%
2002                  11,916       $0.76 to $0.75       $  8,985         0.42%         1.00% to 1.35%     (10.59%)    to (10.71%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND,
SERV CL 2
2006                 269,792       $1.59 to $1.37       $418,463         1.12%         1.00% to 2.20%      10.33%     to   9.01%
2005                 132,971       $1.44 to $1.26       $192,209         0.09%         1.00% to 2.20%      15.49%     to  14.12%
2004                  62,225       $1.25 to $1.10       $ 79,467         0.13%         1.00% to 2.20%      14.01%     to  11.01%(14)
2003                  19,724       $1.10 to $1.30       $ 22,676         0.07%         1.00% to 1.85%      27.91%     to  30.00%(9)
2002                   1,469       $0.86 to $0.97       $  1,268           --          1.00% to 1.50%     (14.00%)(6) to  (3.00%)(8)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP DYN APPR,
SERV CL 2
2006                   1,613       $1.44 to $1.68       $  2,387         0.27%         1.20% to 1.80%      12.46%     to  11.79%
2005                   1,272       $1.28 to $1.50       $  1,620           --          1.20% to 1.80%      19.24%     to  18.53%
2004                   1,319       $1.08 to $1.26       $  1,411           --          1.20% to 1.80%       0.07%     to  (0.52%)
2003                   1,263       $1.08 to $1.27       $  1,353           --          1.20% to 1.80%      24.14%     to  27.00%(10)
2002                     740       $0.87 to $0.86       $    643         0.20%         1.20% to 1.65%      (8.42%)    to  (9.47%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC,
SERV CL
2006                   6,546       $1.10 to $1.11       $  7,229         0.83%         1.15% to 1.60%      11.72%     to  11.22%
2005                   7,340       $0.98 to $1.00       $  7,280         1.45%         1.15% to 1.60%       6.30%     to   5.82%
2004                   7,794       $0.93 to $0.94       $  7,299         0.78%         1.15% to 1.60%       4.55%     to   4.08%
2003                   7,112       $0.89 to $0.91       $  6,397         0.99%         1.15% to 1.60%      23.61%     to  22.97%
2002                   6,161       $0.72 to $0.74       $  4,549         1.25%         1.15% to 1.60%     (18.18%)    to (18.68%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC,
SERV CL 2
2006                     798       $1.25 to $1.23       $    996         0.70%         1.40% to 1.80%      11.29%     to  10.86%
2005                     860       $1.12 to $1.11       $    966         1.32%         1.40% to 1.80%       5.91%     to   5.49%
2004                     803       $1.06 to $1.05       $    852         0.48%         1.40% to 1.80%       4.06%     to   3.63%
2003                     161       $1.02 to $1.01       $    165         0.05%         1.40% to 1.80%       2.00%(4)* to   1.00%(4)*
2002                       2       $0.85 to $0.85       $      2           --          1.70% to 1.70%     (15.00%)(4) to (15.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO,
SERV CL
2006                     243       $0.85 to $0.84       $    205         0.29%         1.15% to 1.25%       5.52%     to   5.41%
2005                     282       $0.80 to $0.80       $    225         0.38%         1.15% to 1.25%       4.47%     to   4.37%
2004                     280       $0.77 to $0.76       $    215         0.17%         1.15% to 1.25%       2.08%     to   1.98%
2003                     386       $0.75 to $0.75       $    290         0.18%         1.15% to 1.25%      31.58%     to  31.58%
2002                     367       $0.57 to $0.57       $    210         0.17%         1.15% to 1.25%     (31.33%)    to (31.33%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO,
SERV CL 2
2006                   5,423       $1.10 to $1.10       $  6,097         0.16%         1.00% to 2.20%      5.52%      to   4.26%
2005                   5,147       $1.05 to $1.06       $  5,538         0.28%         1.00% to 2.20%      4.46%      to   3.22%
2004                   5,258       $1.00 to $1.03       $  5,452         0.09%         1.00% to 2.20%      2.10%      to   4.06%(14)
2003                   2,405       $0.98 to $1.34       $  2,436         0.03%         1.00% to 1.85%      30.67%     to  34.00%(9)
2002                     319       $0.75 to $0.73       $    237           --          1.00% to 1.50%     (25.00%)(6) to (27.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP HI INC,
SERV CL
2006                   3,734       $1.12 to $1.10       $  4,149         8.07%         1.00% to 1.35%      10.08%     to   9.69%
2005                   3,550       $1.02 to $1.00       $  3,597        14.59%         1.00% to 1.35%       1.51%     to   1.15%
2004                   4,555       $1.01 to $0.99       $  4,555         8.29%         1.00% to 1.35%       8.40%     to   8.01%
2003                   5,103       $0.93 to $0.92       $  4,717         5.71%         1.00% to 1.35%      25.68%     to  26.03%
2002                   3,652       $0.74 to $0.73       $  2,679         8.07%         1.00% to 1.35%       2.78%     to   1.39%
------------------------------------------------------------------------------------------------------------------------------------
FID VIP HI INC,
SERV CL 2
2006                   1,815       $1.40 to $1.42       $  2,506         8.69%         1.20% to 1.80%       9.70%     to   9.05%
2005                   1,584       $1.27 to $1.30       $  1,996        14.72%         1.20% to 1.80%       1.09%     to   0.50%
2004                   1,935       $1.26 to $1.29       $  2,419         7.92%         1.20% to 1.80%       8.09%     to   7.45%
2003                   1,690       $1.17 to $1.20       $  1,962         4.49%         1.20% to 1.80%      25.81%     to  20.00%(10)
2002                     808       $0.93 to $0.92       $    751         7.08%         1.20% to 1.70%       2.20%     to   1.10%
------------------------------------------------------------------------------------------------------------------------------------



416 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                      AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                     UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
FID VIP INVEST GR,
SERV CL 2
2006                  68,197       $1.04 to $1.04       $ 72,153         3.13%         1.05% to 2.20%       4.37%(19) to   1.88%
2005                  49,124       $1.04 to $1.03       $ 50,777         1.81%         1.15% to 2.20%       0.73%     to  (0.32%)
2004                  12,496       $1.04 to $1.03       $ 12,898           --          1.15% to 2.20%       3.42%(14) to   2.70%(14)
2003                      --          --       --             --           --            --       --          --             --
2002                      --          --       --             --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP,
SERV CL
2006                  15,989       $2.28 to $2.08       $ 37,793         0.27%         1.00% to 1.60%      11.47%     to  10.81%
2005                  18,124       $2.04 to $1.88       $ 38,529         1.67%         1.00% to 1.60%      17.03%     to  16.33%
2004                  19,740       $1.75 to $1.61       $ 36,011           --          1.00% to 1.60%      23.53%     to  22.79%
2003                  20,794       $1.41 to $1.31       $ 30,772         0.31%         1.00% to 1.60%      36.89%     to  36.46%
2002                  21,507       $1.03 to $0.96       $ 23,233         0.77%         1.00% to 1.60%     (11.21%)    to (11.93%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP,
SERV CL 2
2006                  58,113       $1.86 to $1.53       $107,088         0.15%         1.00% to 2.20%      11.29%     to   9.96%
2005                  36,247       $1.68 to $1.40       $ 62,745         1.46%         1.00% to 2.20%      16.84%     to  15.45%
2004                  26,174       $1.43 to $1.21       $ 39,969           --          1.00% to 2.20%      23.42%     to  21.77%(14)
2003                  17,592       $1.16 to $1.38       $ 21,710         0.15%         1.00% to 1.85%      36.47%     to  38.00%(9)
2002                   5,711       $0.85 to $0.94       $  5,257         0.54%         1.00% to 1.70%     (15.00%)(6) to (11.32%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS,
SERV CL
2006                   1,776       $1.29 to $1.04       $  1,979         0.79%         1.40% to 1.60%      16.31%     to  16.08%
2005                   1,809       $1.11 to $0.89       $  1,726         0.58%         1.40% to 1.60%      17.32%     to  17.09%
2004                   1,907       $0.95 to $0.76       $  1,555         1.01%         1.40% to 1.60%      11.90%     to  11.68%
2003                   1,756       $0.85 to $0.68       $  1,290         1.51%         1.40% to 1.60%      41.67%     to  41.67%
2002                   4,499       $0.60 to $0.48       $  2,249         0.61%         1.40% to 1.60%     (21.05%)    to (22.58%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS,
SERV CL 2
2006                  26,417       $1.64 to $1.47       $ 43,371         0.68%         1.00% to 2.20%      16.60%     to  15.22%
2005                  24,158       $1.41 to $1.27       $ 34,412         0.37%         1.00% to 2.20%      17.60%     to  16.21%
2004                  13,724       $1.20 to $1.10       $ 16,647         0.14%         1.00% to 2.20%      12.18%     to  10.06%(14)
2003                     403       $1.07 to $1.46       $    461         0.19%         1.00% to 1.85%      42.67%     to  46.00%(9)
2002                      61       $0.75 to $0.75       $     46           --          1.00% to 1.35%     (25.00%)(6) to (25.00%)(6)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK INC
SEC, CL 2
2006                  22,695       $1.11 to $1.29       $ 36,224         3.57%         1.05% to 2.20%      11.39%(19) to  15.69%
2005                  21,918       $1.13 to $1.11       $ 30,231         3.52%         1.15% to 2.20%       0.45%     to  (0.61%)
2004                  18,268       $1.13 to $1.12       $ 25,848         3.01%         1.15% to 2.20%      12.75%(14) to  11.95%(14)
2003                  10,909       $1.48 to $1.30       $ 14,393         5.05%         1.20% to 1.80%      30.97%     to  30.00%(10)
2002                   8,187       $1.13 to $0.96       $  8,368        10.05%         1.20% to 1.70%      (2.59%)    to  (2.04%)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK
GLOBAL REAL EST,
CL 2
2006                   6,095       $2.20 to $1.76       $ 17,487         1.99%         1.00% to 2.20%      19.39%     to  17.97%
2005                   6,763       $1.84 to $1.49       $ 16,290         1.40%         1.00% to 2.20%      12.35%     to  11.01%
2004                   6,631       $1.64 to $1.34       $ 14,436         1.84%         1.00% to 2.20%      30.49%     to  35.07%(14)
2003                   5,604       $1.26 to $1.36       $  9,705         2.46%         1.00% to 1.85%      35.48%     to  36.00%(9)
2002                   4,993       $0.93 to $1.26       $  6,715         2.78%         1.00% to 1.70%      (7.00%)(6) to   0.80%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK
RISING DIVD, CL 2
2006                     780       $1.07 to $1.26       $    993         1.08%         1.05% to 2.20%       7.96%(19) to  14.59%
2005                     630       $1.12 to $1.10       $    698         0.96%         1.15% to 2.20%       2.25%     to   1.18%
2004                     362       $1.10 to $1.09       $    396         0.14%         1.15% to 2.20%       9.74%(14) to   8.98%(14)
2003                       --         --       --             --           --            --       --          --             --
2002                       --         --       --             --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM
CAP VAL, CL 2
2006                   7,825       $1.60 to $2.04       $ 13,758         0.64%         1.00% to 1.85%      15.82%     to  14.84%
2005                   8,048       $1.38 to $1.77       $ 12,183         0.74%         1.00% to 1.85%       7.69%     to   6.78%
2004                   7,470       $1.28 to $1.66       $ 10,450         0.19%         1.00% to 1.85%      22.52%     to  21.48%
2003                   4,209       $1.05 to $1.37       $  4,769         0.19%         1.00% to 1.85%      31.25%     to  37.00%(9)
2002                     545       $0.80 to $0.88       $    468         0.28%         1.00% to 1.70%     (20.00%)(6) to (12.00%)(4)

------------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 417

                                      AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                     UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM
MID CAP GRO, CL 2
2006                  29,402       $0.89 to $1.17       $ 24,298           --          1.00% to 2.20%       7.61%     to   6.33%
2005                  33,112       $0.83 to $1.10       $ 25,381           --          1.00% to 2.20%       3.75%     to   2.51%
2004                  35,804       $0.80 to $1.07       $ 26,324           --          1.00% to 2.20%      10.37%     to   8.91%(14)
2003                  31,760       $0.72 to $1.37       $ 21,294           --          1.00% to 1.85%      35.85%     to  37.00%(9)
2002                  26,272       $0.53 to $0.35       $ 13,041         0.27%         1.00% to 1.70%     (29.33%)    to (30.00%)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL
SHARES SEC, CL 2
2006                 120,060       $1.79 to $1.36       $207,311         1.24%         1.00% to 2.20%      17.21%     to  15.81%
2005                  92,896       $1.53 to $1.18       $142,568         0.89%         1.00% to 2.20%       9.46%     to   8.16%
2004                  95,432       $1.40 to $1.09       $134,344         0.80%         1.00% to 2.20%      11.51%     to   9.07%(14)
2003                  58,160       $1.25 to $1.25       $ 73,633         0.84%         1.00% to 1.85%      23.76%     to  25.00%(9)
2002                  22,022       $1.01 to $1.01       $ 22,653         0.94%         1.00% to 1.70%     (12.93%)    to (13.68%)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP DEV
MKTS SEC, CL 2
2006                     843       $2.35 to $2.30       $  1,996         1.20%         1.00% to 1.35%      26.82%     to  26.38%
2005                     884       $1.85 to $1.82       $  1,658         1.25%         1.00% to 1.35%      26.16%     to  25.72%
2004                     713       $1.47 to $1.45       $  1,075         1.76%         1.00% to 1.35%      23.48%     to  23.04%
2003                     512       $1.19 to $1.18       $    639         0.90%         1.00% to 1.35%      50.63%     to  51.28%
2002                     362       $0.79 to $0.78       $    282         1.39%         1.00% to 1.35%      (1.25%)    to  (1.27%)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR
SEC, CL 2
2006                  22,383       $1.38 to $2.00       $ 33,069         1.25%         1.00% to 1.85%      20.24%     to  19.23%
2005                  22,245       $1.14 to $1.68       $ 27,411         1.17%         1.00% to 1.85%       9.08%     to   8.16%
2004                  20,609       $1.05 to $1.55       $ 23,257         1.10%         1.00% to 1.85%      17.35%     to  16.36%
2003                  13,569       $0.89 to $1.34       $ 12,799         1.57%         1.00% to 1.85%      30.88%     to  34.00%(9)
2002                   6,890       $0.68 to $0.84       $  4,806         1.99%         1.00% to 1.70%     (20.00%)    to (16.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP GLOBAL
INC, CL 2
2006                 103,036       $1.05 to $1.21       $124,797         2.76%         1.05% to 2.20%       4.68%(19) to  10.32%
2005                  40,863       $1.12 to $1.10       $ 45,183         5.96%         1.15% to 2.20%      (4.19%)    to  (5.18%)
2004                  12,064       $1.16 to $1.16       $ 13,997         4.08%         1.15% to 2.20%      16.04%(14) to  15.23%(14)
2003                      --          --       --             --           --            --       --          --             --
2002                      --          --       --             --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP GRO
SEC, CL 2
2006                   2,957       $1.11 to $1.42       $  4,151         1.30%         1.05% to 2.20%      10.85%(19) to  19.17%
2005                   2,253       $1.21 to $1.19       $  2,707         1.18%         1.15% to 2.20%       7.62%     to   6.51%
2004                   1,269       $1.13 to $1.12       $  1,424         0.45%         1.15% to 2.20%      12.72%(14) to  11.93%(14)
2003                      --          --       --             --           --            --       --          --             --
2002                      --          --       --             --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
GS VIT CAP GRO,
INST
2006                   1,191       $0.94 to $0.84       $  1,033         0.12%         1.40% to 1.60%       7.05%     to   6.84%
2005                   1,497       $0.88 to $0.79       $  1,214         0.14%         1.40% to 1.60%       1.52%     to   1.31%
2004                   1,695       $0.87 to $0.78       $  1,353         0.70%         1.40% to 1.60%       7.57%     to   7.36%
2003                   1,614       $0.81 to $0.72       $  1,200         0.28%         1.40% to 1.60%      22.73%     to  22.03%
2002                   1,683       $0.66 to $0.59       $  1,027         0.16%         1.40% to 1.60%     (25.00%)    to (26.25%)
------------------------------------------------------------------------------------------------------------------------------------
GS VIT STRATEGIC
INTL EQ, INST
2006                     709       $1.35 to $1.04       $    785         1.48%         1.40% to 1.60%      20.41%     to  20.17%
2005                     881       $1.12 to $0.87       $    815         0.33%         1.40% to 1.60%      12.13%     to  11.90%
2004                     827       $1.00 to $0.78       $    675         1.12%         1.40% to 1.60%      11.91%     to  11.68%
2003                     908       $0.89 to $0.69       $    657         4.87%         1.40% to 1.60%      32.84%     to  32.69%
2002                     798       $0.67 to $0.52       $    433         1.11%         1.40% to 1.60%     (19.28%)    to (20.00%)
------------------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP
VAL, INST
2006                  70,189       $1.08 to $1.49       $136,205         1.28%         1.05% to 2.20%       8.18%(19) to  13.64%
2005                  36,087       $1.34 to $1.32       $ 63,888         0.77%         1.15% to 2.20%      11.54%     to  10.38%
2004                  16,020       $1.20 to $1.19       $ 27,786         0.89%         1.15% to 2.20%      20.24%(14) to  19.40%(14)
2003                   5,879       $1.87 to $1.33       $ 10,858         0.96%         1.20% to 1.80%      26.35%     to  33.00%(10)
2002                   5,522       $1.48 to $1.46       $  8,054         1.04%         1.20% to 1.70%      (5.73%)    to  (6.41%)
------------------------------------------------------------------------------------------------------------------------------------



418 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ---------------------------------------------------------------
                     UNITS  ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    ------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD
U.S. EQ, INST
2006                10,305       $1.05 to $1.75        $10,954        1.08%          1.20% to 1.80%       11.55%  to  10.88%
2005                11,128       $0.94 to $1.57        $10,517        0.80%          1.20% to 1.80%        5.24%  to   4.61%
2004                10,966       $0.90 to $1.51        $ 9,890        1.19%          1.20% to 1.80%       13.57%  to  12.89%
2003                 9,599       $0.79 to $1.33        $ 7,630        0.78%          1.20% to 1.80%       27.42%  to  33.00%(10)
2002                 9,144       $0.62 to $0.61        $ 5,678        0.54%          1.20% to 1.70%      (22.50%) to (22.78%)
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL,
INST
2006                 3,777       $1.98 to $1.98        $ 7,461        2.01%          1.40% to 1.40%        9.19%  to   9.19%
2005                 5,177       $1.81 to $1.81        $ 9,366        2.22%          1.40% to 1.40%        6.45%  to   6.45%
2004                 6,202       $1.70 to $1.70        $10,540        2.18%          1.40% to 1.40%        7.02%  to   7.02%
2003                 7,217       $1.59 to $1.59        $11,462        2.19%          1.40% to 1.40%       12.77%  to  12.77%
2002                 8,096       $1.41 to $1.41        $11,433        2.33%          1.40% to 1.40%       (7.84%) to  (7.84%)
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN
GLOBAL TECH, SERV
2006                 1,532       $0.44 to $0.41        $   629          --           1.15% to 1.60%        6.60%  to   6.12%
2005                 2,118       $0.42 to $0.38        $   818          --           1.15% to 1.60%       10.28%  to   9.78%
2004                 2,429       $0.38 to $0.35        $   853          --           1.15% to 1.60%       (0.58%) to  (1.03%)
2003                 3,475       $0.38 to $0.35        $ 1,228          --           1.15% to 1.60%       46.15%  to  45.83%
2002                 2,605       $0.26 to $0.24        $   640          --           1.15% to 1.60%      (42.22%) to (42.86%)
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL
GRO, SERV
2006                 4,251       $1.29 to $1.16        $ 5,112        1.87%          1.40% to 1.60%       44.60%  to  44.31%
2005                 4,308       $0.89 to $0.80        $ 3,582        1.08%          1.40% to 1.60%       30.11%  to  29.85%
2004                 4,679       $0.68 to $0.62        $ 2,983        0.89%          1.40% to 1.60%       17.04%  to  16.80%
2003                 7,356       $0.58 to $0.53        $ 4,053        1.04%          1.40% to 1.60%       31.82%  to  32.50%
2002                 6,767       $0.44 to $0.40        $ 2,782        0.59%          1.40% to 1.60%      (26.67%) to (27.27%)
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN LG
CAP GRO, SERV
2006                 6,143       $0.70 to $0.64        $ 3,993        0.28%          1.15% to 1.60%        9.86%  to   9.37%
2005                 7,238       $0.64 to $0.58        $ 4,296        0.13%          1.15% to 1.60%        2.82%  to   2.37%
2004                 8,026       $0.62 to $0.57        $ 4,653          --           1.15% to 1.60%        3.01%  to   2.55%
2003                 9,859       $0.61 to $0.56        $ 5,564          --           1.15% to 1.60%       29.79%  to  30.23%
2002                11,718       $0.47 to $0.43        $ 5,105          --           1.15% to 1.60%      (26.56%) to (28.33%)
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID
CAP GRO, SERV
2006                 3,954       $0.64 to $0.48        $ 2,097          --           1.15% to 1.60%       12.01%  to  11.51%
2005                 4,722       $0.57 to $0.43        $ 2,236          --           1.15% to 1.60%       10.75%  to  10.25%
2004                 5,694       $0.51 to $0.39        $ 2,444          --           1.15% to 1.60%       19.10%  to  18.56%
2003                 6,375       $0.43 to $0.33        $ 2,277          --           1.15% to 1.60%       34.38%  to  32.00%
2002                 6,638       $0.32 to $0.25        $ 1,790          --           1.15% to 1.60%      (30.43%) to (28.57%)
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN
WORLD GRO, INST
2006                 1,907       $1.52 to $1.52        $ 2,903        1.68%          1.40% to 1.40%       16.57%  to  16.57%
2005                 2,653       $1.30 to $1.30        $ 3,462        1.34%          1.40% to 1.40%        4.40%  to   4.40%
2004                 3,304       $1.25 to $1.25        $ 4,128        0.98%          1.40% to 1.40%        3.32%  to   3.32%
2003                 3,909       $1.21 to $1.21        $ 4,726        1.11%          1.40% to 1.40%       22.22%  to  22.22%
2002                 4,305       $0.99 to $0.99        $ 4,257        0.86%          1.40% to 1.40%      (26.12%) to (26.12%)
--------------------------------------------------------------------------------------------------------------------------------
JPM U.S. LG CAP
CORE EQ
2006                 1,649       $0.95 to $0.93        $ 1,544        1.05%          1.40% to 1.60%       14.96%  to  14.73%
2005                 2,140       $0.82 to $0.81        $ 1,744        1.23%          1.40% to 1.60%       (0.05%) to  (0.25%)
2004                 2,161       $0.82 to $0.82        $ 1,761        0.82%          1.40% to 1.60%        7.96%  to   7.74%
2003                 2,167       $0.76 to $0.76        $ 1,637        0.68%          1.40% to 1.60%       26.67%  to  26.67%
2002                 1,914       $0.60 to $0.60        $ 1,146        0.05%          1.40% to 1.60%      (25.93%) to (25.93%)
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIRE
U.S. STRATEGIC,
SERV
2006                   375       $1.19 to $1.28        $   467        0.67%          1.40% to 1.60%       15.86%  to  15.62%
2005                   427       $1.03 to $1.11        $   461        0.74%          1.40% to 1.60%        1.94%  to   1.74%
2004                   453       $1.01 to $1.09        $   479        0.64%          1.40% to 1.60%       10.24%  to  10.02%
2003                   363       $0.92 to $0.99        $   347        0.68%          1.40% to 1.60%       22.67%  to  22.22%
2002                   308       $0.75 to $0.81        $   240        0.05%          1.40% to 1.60%      (17.58%) to (17.35%)
--------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 419

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  ---------------------------------------------------------------
                     UNITS  ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    ------------------------------------------------------------------------------------------------------------
LAZARD RETIRE
INTL EQ, SERV
2006                   610       $1.19 to $1.17        $   716        1.02%          1.40% to 1.60%       20.83%  to  20.59%
2005                   630       $0.99 to $0.97        $   613        0.94%          1.40% to 1.60%        9.11%  to  8.90%
2004                   611       $0.91 to $0.89        $   546        0.51%          1.40% to 1.60%       13.38%  to  13.16%
2003                   561       $0.80 to $0.79        $   442        0.40%          1.40% to 1.60%       26.98%  to  27.42%
2002                   360       $0.63 to $0.62        $   224        0.06%          1.40% to 1.60%      (12.50%) to (12.68%)
--------------------------------------------------------------------------------------------------------------------------------
MFS INV GRO
STOCK, SERV CL
2006                 6,710       $0.72 to $1.15        $ 5,196          --           1.00% to 2.20%        6.24%  to   4.98%
2005                 7,220       $0.68 to $1.09        $ 5,293        0.15%          1.00% to 2.20%        3.19%  to   1.97%
2004                 8,305       $0.66 to $1.07        $ 5,907          --           1.00% to 2.20%        7.90%  to   8.28%(14)
2003                 8,074       $0.61 to $1.22        $ 5,086          --           1.00% to 1.85%       22.00%  to  22.00%(9)
2002                 7,266       $0.50 to $0.50        $ 3,648          --           1.00% to 1.35%      (29.58%) to (28.57%)
--------------------------------------------------------------------------------------------------------------------------------
MFS INV TRUST,
INIT CL
2006                 5,745       $1.06 to $1.60        $ 5,937        0.51%          1.15% to 1.80%       11.70%  to  10.98%
2005                 6,865       $0.95 to $1.44        $ 6,358        0.55%          1.15% to 1.80%        6.09%  to   5.40%
2004                 7,337       $0.90 to $1.37        $ 6,422        0.62%          1.15% to 1.80%       10.08%  to   9.37%
2003                 7,455       $0.81 to $1.25        $ 5,948        0.64%          1.15% to 1.80%       20.90%  to  25.00%(10)
2002                 6,638       $0.67 to $0.65        $ 4,403        0.56%          1.15% to 1.70%      (22.09%) to (22.62%)
--------------------------------------------------------------------------------------------------------------------------------
MFS INV TRUST,
SERV CL
2006                   986       $1.00 to $1.21        $ 1,061        0.26%          1.15% to 1.80%       11.41%  to  10.69%
2005                   976       $0.89 to $1.09        $   936        0.31%          1.15% to 1.80%        5.80%  to   5.13%
2004                   967       $0.85 to $1.04        $   874        0.43%          1.15% to 1.80%        9.86%  to   9.14%
2003                   792       $0.77 to $0.95        $   620        0.45%          1.15% to 1.80%       20.31%  to  (5.00%)(4)*
2002                   724       $0.64 to $0.64        $   462        0.41%          1.15% to 1.25%      (21.95%) to (21.95%)
--------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS,
INIT CL
2006                 3,011       $1.42 to $0.88        $ 3,213          --           1.15% to 1.60%       11.92%  to  11.42%
2005                 3,284       $1.27 to $0.79        $ 3,127          --           1.15% to 1.60%        4.05%  to   3.58%
2004                 3,899       $1.22 to $0.76        $ 3,517          --           1.15% to 1.60%        5.30%  to   4.83%
2003                 6,936       $1.16 to $0.73        $ 5,688          --           1.15% to 1.60%       31.82%  to  32.73%
2002                 6,009       $0.88 to $0.55        $ 3,788          --           1.15% to 1.60%      (32.31%) to (32.93%)
--------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS,
SERV CL
2006                 5,005       $1.03 to $1.18        $ 5,310          --           1.00% to 2.20%       11.81%  to  10.49%
2005                 5,290       $0.92 to $1.07        $ 5,016          --           1.00% to 2.20%        3.99%  to   2.75%
2004                 5,596       $0.89 to $1.04        $ 5,143          --           1.00% to 2.20%        5.15%  to   5.88%(14)
2003                 4,371       $0.84 to $1.33        $ 3,754          --           1.00% to 1.85%       31.25%  to  33.00%(9)
2002                 2,079       $0.64 to $0.73        $ 1,302          --           1.00% to 1.70%      (32.63%) to (27.00%)(4)
--------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH,
INIT CL
2006                 2,837       $1.02 to $0.88        $ 2,618        0.53%          1.40% to 1.60%        8.94%  to   8.73%
2005                 3,554       $0.94 to $0.81        $ 3,013        0.46%          1.40% to 1.60%        6.31%  to   6.09%
2004                 4,975       $0.88 to $0.76        $ 3,979        1.18%          1.40% to 1.60%       14.24%  to  14.01%
2003                 4,125       $0.77 to $0.67        $ 2,896        0.75%          1.40% to 1.60%       22.22%  to  21.82%
2002                 5,286       $0.63 to $0.55        $ 3,001        0.27%          1.40% to 1.60%      (25.88%) to (24.66%)
--------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL
RETURN, INIT CL
2006                   165       $1.51 to $1.50        $   248        2.40%          1.15% to 1.25%       10.62%  to  10.51%
2005                   152       $1.37 to $1.36        $   207        2.00%          1.15% to 1.25%        1.65%  to   1.55%
2004                   140       $1.35 to $1.34        $   188        1.63%          1.15% to 1.25%       10.05%  to   9.94%
2003                   135       $1.22 to $1.22        $   164        1.71%          1.15% to 1.25%       15.09%  to  15.09%
2002                   119       $1.06 to $1.06        $   127        1.57%          1.15% to 1.25%       (7.02%) to  (6.19%)
--------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL
RETURN, SERV CL
2006                62,963       $1.47 to $1.19        $88,340        2.13%          1.00% to 2.20%       10.52%  to   9.20%
2005                65,564       $1.33 to $1.09        $83,544        1.85%          1.00% to 2.20%        1.58%  to   0.37%
2004                64,615       $1.31 to $1.08        $81,332        1.49%          1.00% to 2.20%        9.92%  to   8.66%(14)
2003                46,625       $1.19 to $1.17        $54,146        1.39%          1.00% to 1.85%       14.42%  to  17.00%(9)
2002                22,603       $1.04 to $0.93        $23,042        1.43%          1.00% to 1.70%       (5.45%) to  (7.00%)(4)
--------------------------------------------------------------------------------------------------------------------------------



420 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  -----------------------------------------------------------------
                     UNITS  ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    --------------------------------------------------------------------------------------------------------------
MFS UTILITIES,
INIT CL
2006                 9,740       $1.79 to $2.51        $14,337        2.02%          1.15% to 1.80%      29.77%     to  28.92%
2005                11,213       $1.38 to $1.95        $12,605        0.61%          1.15% to 1.80%      15.51%     to  14.76%
2004                12,637       $1.19 to $1.70        $12,289        1.47%          1.15% to 1.80%      28.71%     to  27.88%
2003                13,383       $0.93 to $1.33        $10,120        2.27%          1.15% to 1.80%      34.78%     to  33.00%(10)
2002                14,536       $0.69 to $0.48        $ 8,277        2.75%          1.15% to 1.70%     (23.33%)    to (23.81%)
----------------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES,
SERV CL
2006                 2,426       $2.26 to $1.81        $ 5,055        1.85%          1.00% to 2.20%      29.66%     to  28.12%
2005                 2,244       $1.74 to $1.41        $ 3,678        0.48%          1.00% to 2.20%      15.41%     to  14.05%
2004                 2,098       $1.51 to $1.24        $ 2,966        1.37%          1.00% to 2.20%      28.55%     to  24.14%(14)
2003                 1,174       $1.17 to $1.30        $ 1,228        1.43%          1.00% to 1.85%      34.48%     to  30.00%(9)
2002                   403       $0.87 to $0.85        $   246        2.24%          1.00% to 1.70%     (13.00%)(6) to (15.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------
OPCAP EQ
2006                   707       $1.55 to $1.55        $ 1,096        0.50%          1.40% to 1.40%      13.68%     to  13.68%
2005                   942       $1.36 to $1.36        $ 1,285        0.44%          1.40% to 1.40%       5.56%     to   5.56%
2004                 1,139       $1.29 to $1.29        $ 1,471        0.99%          1.40% to 1.40%      10.37%     to  10.37%
2003                 1,313       $1.17 to $1.17        $ 1,536        1.38%          1.40% to 1.40%      27.17%     to  27.17%
2002                 1,473       $0.92 to $0.92        $ 1,359        0.91%          1.40% to 1.40%     (22.69%)    to (22.69%)
----------------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2006                 1,404       $2.55 to $2.55        $ 3,589        1.93%          1.40% to 1.40%       8.13%     to   8.13%
2005                 1,932       $2.36 to $2.36        $ 4,568        1.32%          1.40% to 1.40%       3.82%     to   3.82%
2004                 2,613       $2.28 to $2.28        $ 5,949        1.55%          1.40% to 1.40%       9.23%     to   9.23%
2003                 3,074       $2.08 to $2.08        $ 6,408        1.88%          1.40% to 1.40%      20.23%     to  20.23%
2002                 3,505       $1.73 to $1.73        $ 6,085        2.07%          1.40% to 1.40%     (18.40%)    to (18.40%)
----------------------------------------------------------------------------------------------------------------------------------
OPCAP SM CAP
2006                 1,174       $2.03 to $2.03        $ 2,385          --           1.40% to 1.40%      22.36%     to  22.36%
2005                 1,533       $1.66 to $1.66        $ 2,546          --           1.40% to 1.40%      (1.33%)    to  (1.33%)
2004                 1,781       $1.68 to $1.68        $ 2,997        0.05%          1.40% to 1.40%      16.24%     to  16.24%
2003                 2,149       $1.45 to $1.45        $ 3,112        0.05%          1.40% to 1.40%      40.78%     to  40.78%
2002                 2,331       $1.03 to $1.03        $ 2,400        0.08%          1.40% to 1.40%     (22.56%)    to (22.56%)
----------------------------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA
2006                 2,159       $1.59 to $1.59        $ 3,441        0.41%          1.40% to 1.40%       6.45%     to   6.45%
2005                 2,982       $1.50 to $1.50        $ 4,465        0.97%          1.40% to 1.40%       3.64%     to   3.64%
2004                 3,602       $1.44 to $1.44        $ 5,204        0.33%          1.40% to 1.40%       5.45%     to   5.45%
2003                 4,247       $1.37 to $1.37        $ 5,819        0.39%          1.40% to 1.40%      29.25%     to  29.25%
2002                 4,574       $1.06 to $1.06        $ 4,854        0.63%          1.40% to 1.40%     (27.89%)    to (27.89%)
----------------------------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA,
SERV
2006                55,501       $1.19 to $1.14        $69,738        0.17%          1.00% to 2.20%       6.61%     to   5.34%
2005                47,222       $1.11 to $1.08        $56,070        0.54%          1.00% to 2.20%       3.82%     to   2.59%
2004                19,928       $1.07 to $1.06        $23,049        0.13%          1.00% to 2.20%       5.56%     to   6.61%(14)
2003                 4,083       $1.01 to $1.31        $ 4,432        0.12%          1.00% to 1.85%      29.49%     to  31.00%(9)
2002                   356       $0.78 to $0.96        $   279          --           1.00% to 1.80%     (22.00%)(6) to  (4.00%)(8)
----------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC
VA
2006                   162       $2.15 to $2.15        $   348        0.99%          1.40% to 1.40%      16.06%     to  16.06%
2005                   166       $1.85 to $1.85        $   308        1.03%          1.40% to 1.40%      12.72%     to  12.72%
2004                   219       $1.64 to $1.64        $   359        1.28%          1.40% to 1.40%      17.51%     to  17.51%
2003                   151       $1.40 to $1.40        $   211        0.76%          1.40% to 1.40%      41.41%     to  41.41%
2002                   154       $0.99 to $0.99        $   152        0.56%          1.40% to 1.40%     (23.26%)    to (23.26%)
----------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC
VA, SERV
2006                11,164       $1.68 to $1.47        $18,921        0.81%          1.00% to 2.20%      16.20%     to  14.81%
2005                10,083       $1.44 to $1.28        $14,715        0.83%          1.00% to 2.20%      12.93%     to  11.58%
2004                 8,637       $1.28 to $1.15        $11,190        0.94%          1.00% to 2.20%      17.70%     to  15.65%(14)
2003                 4,173       $1.09 to $1.46        $ 4,595        0.22%          1.00% to 1.85%      41.56%     to  46.00%(9)
2002                   513       $0.77 to $0.93        $   396          --           1.00% to 1.60%     (23.00%)(6) to  (7.00%)(8)
----------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 421

                                     AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA
2006                  1,307       $1.36 to $1.36       $  1,770         8.35%          1.40% to 1.40%      7.91%     to   7.91%
2005                  1,977       $1.26 to $1.26       $  2,482         6.94%          1.40% to 1.40%      0.90%     to   0.90%
2004                  2,447       $1.24 to $1.24       $  3,045         6.35%          1.40% to 1.40%      7.45%     to   7.45%
2003                  2,742       $1.16 to $1.16       $  3,176         7.21%          1.40% to 1.40%     22.11%     to  22.11%
2002                  3,065       $0.95 to $0.95       $  2,904        11.13%          1.40% to 1.40%     (3.06%)    to  (3.06%)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA,
SERV
2006                  4,234       $1.38 to $1.27       $  5,710         7.23%          1.00% to 1.85%      8.15%     to   7.23%
2005                  4,437       $1.28 to $1.19       $  5,549         6.27%          1.00% to 1.85%      1.00%     to   0.14%
2004                  4,722       $1.27 to $1.19       $  5,860         5.68%          1.00% to 1.85%      7.65%     to   6.74%
2003                  3,268       $1.18 to $1.11       $  3,838         1.56%          1.00% to 1.85%     22.92%     to  11.00%(9)
2002                    235       $0.96 to $0.96       $    225           --           1.00% to 1.35%     (4.00%)(6) to  (4.00%)(6)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST VA
2006                    404       $1.13 to $1.13       $    456         1.06%          1.40% to 1.40%     13.43%     to  13.43%
2005                    449       $0.99 to $0.99       $    447         1.39%          1.40% to 1.40%      4.51%     to   4.51%
2004                    560       $0.95 to $0.95       $    532         0.86%          1.40% to 1.40%      7.94%     to   7.94%
2003                    465       $0.88 to $0.88       $    409         0.96%          1.40% to 1.40%     23.94%     to  23.94%
2002                    538       $0.71 to $0.71       $    379         0.76%          1.40% to 1.40%    (19.32%)    to (19.32%)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM
CAP VA, SERV
2006                  5,995       $1.65 to $1.40       $ 10,200         0.02%          1.00% to 2.20%     13.52%     to  12.18%
2005                  6,200       $1.45 to $1.25       $  9,333           --           1.00% to 2.20%      8.63%     to   7.34%
2004                  6,139       $1.34 to $1.16       $  8,531           --           1.00% to 2.20%     18.00%     to  17.53%(14)
2003                  3,352       $1.13 to $1.44       $  4,023           --           1.00% to 1.85%     43.04%     to  44.00%(9)
2002                    423       $0.79 to $0.95       $    342           --           1.00% to 1.70%    (21.00%)(6) to  (5.00%)(7)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC
BOND VA
2006                    269       $1.54 to $1.54       $    414         4.11%          1.40% to 1.40%      6.00%     to   6.00%
2005                    276       $1.45 to $1.45       $    400         4.40%          1.40% to 1.40%      1.25%     to   1.25%
2004                    275       $1.43 to $1.43       $    394         5.73%          1.40% to 1.40%      7.17%     to   7.17%
2003                    247       $1.34 to $1.34       $    331         6.19%          1.40% to 1.40%     16.52%     to  16.52%
2002                    268       $1.15 to $1.15       $    308         7.66%          1.40% to 1.40%      6.48%     to   6.48%
------------------------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC
BOND VA, SERV
2006                137,943       $1.39 to $1.12       $172,640         3.37%          1.00% to 2.20%      6.17%     to   4.91%
2005                 83,333       $1.31 to $1.07       $ 99,692         3.42%          1.00% to 2.20%      1.47%     to   0.26%
2004                 42,873       $1.29 to $1.07       $ 51,868         3.49%          1.00% to 2.20%      7.36%     to   6.60%(14)
2003                 14,951       $1.20 to $1.07       $ 17,584         1.28%          1.00% to 1.85%     15.38%     to   7.00%(9)
2002                    841       $1.04 to $1.03       $    868           --           1.00% to 1.70%      4.00%(6)  to   3.00%(5)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC,
CL IA
2006                  1,459       $1.85 to $1.85       $  2,704         6.40%          1.40% to 1.40%      5.13%     to   5.13%
2005                  2,144       $1.76 to $1.76       $  3,778         7.96%          1.40% to 1.40%      1.85%     to   1.85%
2004                  2,899       $1.73 to $1.73       $  5,014         9.61%          1.40% to 1.40%      8.06%     to   8.06%
2003                  3,536       $1.60 to $1.60       $  5,658         9.28%          1.40% to 1.40%     18.52%     to  18.52%
2002                  4,181       $1.35 to $1.35       $  5,640         9.30%          1.40% to 1.40%      4.65%     to   4.65%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC,
CL IB
2006                  1,382       $1.43 to $1.43       $  1,980         6.06%          1.40% to 1.40%      4.82%     to   4.82%
2005                  1,973       $1.37 to $1.37       $  2,696         7.43%          1.40% to 1.40%      1.62%     to   1.62%
2004                  2,283       $1.34 to $1.34       $  3,070         9.44%          1.40% to 1.40%      7.69%     to   7.69%
2003                  2,512       $1.25 to $1.25       $  3,138         9.01%          1.40% to 1.40%     17.92%     to  17.92%
2002                  2,872       $1.06 to $1.06       $  3,030         8.99%          1.40% to 1.40%      4.95%     to   4.95%
------------------------------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL EQ,
CL IA
2006                    786       $1.44 to $1.44       $  1,133         0.61%          1.40% to 1.40%     21.80%     to  21.80%
2005                  1,148       $1.18 to $1.18       $  1,359         1.07%          1.40% to 1.40%      7.58%     to   7.58%
2004                  1,504       $1.10 to $1.10       $  1,655         2.34%          1.40% to 1.40%     12.36%     to  12.36%
2003                  1,853       $0.98 to $0.98       $  1,815         1.23%          1.40% to 1.40%     27.27%     to  27.27%
2002                  2,036       $0.77 to $0.77       $  1,561         0.32%          1.40% to 1.40%    (23.00%)    to (23.00%)
------------------------------------------------------------------------------------------------------------------------------------



422 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC,
CL IA
2006                  2,471       $2.79 to $2.79        $ 6,889         4.44%          1.40% to 1.40%     14.58%     to  14.58%
2005                  3,345       $2.43 to $2.43        $ 8,139         1.92%          1.40% to 1.40%      4.04%     to   4.04%
2004                  4,457       $2.34 to $2.34        $10,425         1.84%          1.40% to 1.40%      9.82%     to   9.82%
2003                  5,362       $2.13 to $2.13        $11,421         2.12%          1.40% to 1.40%     26.04%     to  26.04%
2002                  6,087       $1.69 to $1.69        $10,296         1.83%          1.40% to 1.40%    (19.91%)    to (19.91%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC,
CL IB
2006                  9,523       $1.32 to $1.65        $13,139         1.57%          1.00% to 1.85%     14.76%     to  13.79%
2005                 11,028       $1.15 to $1.45        $13,318         1.57%          1.00% to 1.85%      4.18%     to   3.30%
2004                 11,821       $1.10 to $1.40        $13,763         1.59%          1.00% to 1.85%     10.01%     to   9.07%
2003                 12,384       $1.00 to $1.29        $13,193         1.74%          1.00% to 1.85%     26.58%     to  29.00%(9)
2002                 11,965       $0.79 to $0.81        $10,182         1.51%          1.00% to 1.50%    (20.20%)    to (19.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HLTH
SCIENCES, CL IB
2006                  2,593       $1.38 to $1.14        $ 3,242         0.30%          1.00% to 2.20%      1.77%     to   0.56%
2005                  2,461       $1.36 to $1.14        $ 3,043         0.06%          1.00% to 2.20%     12.08%     to  10.74%
2004                  2,401       $1.21 to $1.03        $ 2,660         0.17%          1.00% to 2.20%      6.06%     to   2.56%(14)
2003                  1,391       $1.14 to $1.19        $ 1,457         0.30%          1.00% to 1.85%     14.00%(8)* to  19.00%(9)
2002                    261       $0.98 to $0.84        $   224           --           1.10% to 1.70%     (2.00%)(8) to (16.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD,
CL IA
2006                    651       $1.91 to $1.91        $ 1,247         8.35%          1.40% to 1.40%      9.07%     to   9.07%
2005                    870       $1.75 to $1.75        $ 1,529         9.11%          1.40% to 1.40%      2.04%     to   2.04%
2004                  1,300       $1.72 to $1.72        $ 2,237         8.58%          1.40% to 1.40%      9.45%     to   9.45%
2003                  1,564       $1.57 to $1.57        $ 2,460        10.90%          1.40% to 1.40%     24.60%     to  24.60%
2002                  1,898       $1.26 to $1.26        $ 2,385        13.64%          1.40% to 1.40%     (1.56%)    to  (1.56%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD,
CL IB
2006                    677       $1.43 to $1.43        $   970         8.13%          1.40% to 1.40%      9.00%     to   9.00%
2005                    974       $1.31 to $1.31        $ 1,280         8.15%          1.40% to 1.40%      1.67%     to   1.67%
2004                  1,139       $1.29 to $1.29        $ 1,473         8.36%          1.40% to 1.40%      9.01%     to   9.01%
2003                  1,246       $1.19 to $1.19        $ 1,478        10.58%          1.40% to 1.40%     25.26%     to  25.26%
2002                  1,409       $0.95 to $0.95        $ 1,339        12.92%          1.40% to 1.40%     (2.06%)    to  (2.06%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT INC, CL IB
2006                    224       $1.34 to $1.08        $   265         3.98%          1.15% to 1.80%      3.33%     to   2.66%
2005                    224       $1.29 to $1.06        $   258         3.29%          1.15% to 1.80%      1.19%     to   0.54%
2004                    183       $1.28 to $1.05        $   211         3.82%          1.15% to 1.80%      3.24%     to   2.58%
2003                    207       $1.24 to $1.02        $   233         3.67%          1.15% to 1.80%      3.33%     to   2.00%(4)*
2002                    144       $1.20 to $1.05        $   166         2.53%          1.15% to 1.60%      7.14%     to   5.00%(4)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ,
CL IB
2006                 25,068       $1.64 to $1.56        $31,943         0.61%          1.00% to 2.20%     26.45%     to  24.95%
2005                 26,955       $1.29 to $1.25        $27,053         1.47%          1.00% to 2.20%     11.08%     to   9.75%
2004                 29,460       $1.17 to $1.14        $26,369         1.45%          1.00% to 2.20%     15.04%     to  14.40%(14)
2003                 26,483       $1.01 to $1.34        $20,529         0.81%          1.00% to 1.85%     26.25%     to   34.00%(9)
2002                 23,040       $0.80 to $0.47        $13,368         0.84%          1.00% to 1.70%    (20.00%)(6) to  (18.97%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL GRO &
INC, CL IB
2006                      8       $1.64 to $1.64        $    13         1.17%          1.40% to 1.40%     25.46%     to  25.46%
2005                      8       $1.31 to $1.31        $    10         0.96%          1.40% to 1.40%     12.52%     to  12.52%
2004                      7       $1.16 to $1.16        $     8         1.26%          1.40% to 1.40%     19.30%     to  19.30%
2003                      7       $0.97 to $0.97        $     7         1.10%          1.40% to 1.40%     34.72%     to  34.72%
2002                     42       $0.72 to $0.72        $    30         0.62%          1.40% to 1.40%    (14.29%)    to (14.29%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW
OPP, CL IB
2006                  2,492       $0.99 to $1.18        $ 2,502         1.34%          1.00% to 1.40%     24.88%     to  24.38%
2005                  2,873       $0.79 to $0.95        $ 2,327         0.65%          1.00% to 1.40%     17.19%     to  16.72%
2004                  3,043       $0.68 to $0.81        $ 2,108         1.35%          1.00% to 1.40%     12.22%     to  11.77%
2003                  4,466       $0.60 to $0.73        $ 2,904         0.34%          1.00% to 1.40%     30.43%     to  32.73%
2002                  3,772       $0.46 to $0.55        $ 1,791         0.53%          1.00% to 1.40%    (13.21%)    to (15.38%)
------------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 423

                                     AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP,
CL IA
2006                  1,595       $2.17 to $2.17       $  3,458         0.19%          1.40% to 1.40%      7.32%     to   7.32%
2005                  2,187       $2.02 to $2.02       $  4,420         0.39%          1.40% to 1.40%      8.80%     to   8.80%
2004                  2,928       $1.86 to $1.86       $  5,432           --           1.40% to 1.40%      9.03%     to   9.03%
2003                  3,442       $1.70 to $1.70       $  5,858           --           1.40% to 1.40%     30.77%     to  30.77%
2002                  4,079       $1.30 to $1.30       $  5,307           --           1.40% to 1.40%    (31.22%)    to (31.22%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT RESEARCH,
CL IB
2006                    360       $1.22 to $1.50       $    442         0.54%          1.00% to 1.85%     10.21%     to   9.28%
2005                    360       $1.11 to $1.38       $    402         0.83%          1.00% to 1.85%      3.97%     to   3.10%
2004                    375       $1.07 to $1.33       $    404           --           1.00% to 1.85%      6.49%     to   5.59%
2003                    335       $1.00 to $1.26       $    337         0.10%          1.00% to 1.85%     23.46%     to  26.00%(9)
2002                     65       $0.81 to $0.81       $     52           --           1.00% to 1.35%    (19.00%)(6) to (19.00%)(6)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT SM CAP VAL,
CL IB
2006                 25,782       $1.04 to $1.42       $ 35,564         0.02%          1.05% to 2.20%      4.43%(19) to  14.75%
2005                    311       $1.26 to $1.23       $    389         0.14%          1.15% to 2.20%      5.81%     to   4.71%
2004                    126       $1.19 to $1.18       $    151           --           1.15% to 2.20%     20.04%(14) to  19.20%(14)
2003                     --          --       --             --           --             --       --         --             --
2002                     --          --       --             --           --             --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------
PUT VT VISTA,
CL IB
2006                 17,229       $0.75 to $1.28       $ 12,138           --           1.00% to 2.20%      4.41%     to   3.16%
2005                 19,960       $0.71 to $1.24       $ 13,431           --           1.00% to 2.20%     11.04%     to   9.72%
2004                 23,065       $0.64 to $1.13       $ 13,950           --           1.00% to 2.20%     17.43%     to  14.79%(14)
2003                 24,994       $0.55 to $1.32       $ 12,958           --           1.00% to 1.85%     30.95%     to  32.00%(9)
2002                 27,090       $0.42 to $0.33       $ 10,597           --           1.00% to 1.70%    (30.00%)    to (31.25%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER,
CL IA
2006                    412       $1.41 to $1.41       $    583         0.40%          1.40% to 1.40%      4.24%     to   4.24%
2005                    604       $1.36 to $1.36       $    820         0.95%          1.40% to 1.40%      4.47%     to   4.47%
2004                    747       $1.30 to $1.30       $    971         0.48%          1.40% to 1.40%      3.87%     to   3.87%
2003                    906       $1.25 to $1.25       $  1,134         0.65%          1.40% to 1.40%     23.76%     to  23.76%
2002                  1,025       $1.01 to $1.01       $  1,039         0.88%          1.40% to 1.40%    (27.34%)    to (27.34%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER,
CL IB
2006                  1,946       $1.35 to $1.35       $  2,620         0.12%          1.40% to 1.40%      3.97%     to   3.97%
2005                  2,658       $1.30 to $1.30       $  3,443         0.70%          1.40% to 1.40%      4.23%     to   4.23%
2004                  3,108       $1.24 to $1.24       $  3,862         0.26%          1.40% to 1.40%      3.57%     to   3.57%
2003                  3,645       $1.20 to $1.20       $  4,373         0.39%          1.40% to 1.40%     23.71%     to  23.71%
2002                  4,080       $0.97 to $0.97       $  3,974         0.66%          1.40% to 1.40%    (27.61%)    to (27.61%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2006                  6,381       $1.13 to $1.18       $  9,672         2.49%          1.00% to 1.80%     13.25%     to  12.35%
2005                  7,089       $0.99 to $1.05       $ 10,143         2.57%          1.00% to 1.80%      2.89%     to   2.06%
2004                  8,244       $0.97 to $1.03       $ 11,890         2.27%          1.00% to 1.80%      8.50%     to   7.65%
2003                  8,383       $0.89 to $0.96       $ 11,978         2.26%          1.00% to 1.80%     18.67%     to  (4.00%)
2002                  8,237       $0.75 to $0.74       $ 10,219         2.58%          1.00% to 1.80%    (13.79%)    to (13.95%)(4)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2006                 31,639       $1.10 to $1.02       $ 34,059         4.40%          1.00% to 2.20%      3.45%     to   2.22%
2005                 26,657       $1.07 to $0.99       $ 28,914         2.59%          1.00% to 2.20%      1.59%     to   0.39%
2004                 27,673       $1.05 to $0.99       $ 29,764         0.73%          1.00% to 2.20%     (0.27%)    to  (0.90%)(14)
2003                 27,953       $1.05 to $0.99       $ 29,988         0.51%          1.00% to 1.85%     (0.94%)    to  (1.00%)(9)
2002                 35,240       $1.06 to $0.99       $ 38,732         1.16%          1.00% to 1.80%      0.00%     to  (1.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2006                168,698       $1.16 to $1.05       $190,300         4.43%          1.00% to 2.20%      3.37%     to   2.15%
2005                 30,043       $1.13 to $1.03       $ 38,123         3.71%          1.00% to 2.20%      1.10%     to  (0.09%)
2004                 31,737       $1.11 to $1.03       $ 40,367         3.85%          1.00% to 2.20%      3.45%     to   2.86%(14)
2003                 15,697       $1.08 to $1.02       $ 20,544         3.56%          1.00% to 1.85%      3.85%     to   2.00%(9)
2002                  9,269       $1.04 to $1.01       $ 13,344         5.06%          1.00% to 1.70%      4.00%(6)  to   1.00%(4)
------------------------------------------------------------------------------------------------------------------------------------



424 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC
2006                144,108       $1.71 to $1.50       $243,744        1.43%          1.00% to 2.20%      18.56%     to  17.15%
2005                 60,233       $1.44 to $1.28       $ 88,882        1.74%          1.00% to 2.20%      12.38%     to  11.04%
2004                 12,504       $1.28 to $1.15       $ 17,312        1.65%          1.00% to 2.20%      17.03%     to  15.94%(14)
2003                  8,086       $1.10 to $1.44       $  9,464        1.54%          1.00% to 1.85%      41.03%     to  44.00%(9)
2002                  3,592       $0.78 to $0.86       $  3,025        1.57%          1.00% to 1.70%     (22.00%)(6) to (20.37%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP EMER MKTS
2006                 44,758       $1.13 to $2.00       $ 88,998        0.35%          1.05% to 2.20%      10.52%(19) to  31.00%
2005                 27,965       $1.90 to $1.52       $ 43,466        0.20%          1.15% to 2.20%      32.27%     to  30.90%
2004                  9,386       $1.43 to $1.16       $ 11,078        6.36%          1.15% to 2.20%      22.73%     to  18.99%(14)
2003                     61       $1.17 to $1.17       $     71        1.42%          1.15% to 1.25%      39.29%     to  39.29%
2002                     94       $0.84 to $0.84       $     79          --           1.15% to 1.25%      (6.67%)    to  (6.67%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL
INFLATION PROT SEC
2006                108,657       $1.03 to $1.02       $111,409        6.80%          1.05% to 2.20%       2.99%(19) to   2.21%(19)
2005                     --          --       --             --          --             --       --          --             --
2004                     --          --       --             --          --             --       --          --             --
2003                     --          --       --             --          --             --       --          --             --
2002                     --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GRO
2006                  1,089       $1.24 to $1.23       $    754        0.85%          1.00% to 2.20%       9.98%     to   8.67%
2005                  1,409       $1.13 to $1.13       $    847        0.37%          1.00% to 2.20%       7.53%     to   6.25%
2004                  1,450       $1.05 to $1.07       $    800        0.32%          1.00% to 2.20%       7.35%     to   7.26%(14)
2003                  1,426       $0.98 to $1.22       $    778        0.21%          1.00% to 1.85%      20.99%     to  22.00%(9)
2002                    790       $0.81 to $0.38       $    300        0.07%          1.00% to 1.60%     (19.00%)(6) to (26.92%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP HI YIELD
BOND
2006                 41,667       $1.06 to $1.19       $ 51,788        7.47%          1.05% to 2.20%       5.95%(19) to   8.41%
2005                 25,254       $1.24 to $1.10       $ 28,933        6.44%          1.15% to 2.20%       2.83%     to   1.74%
2004                 13,631       $1.21 to $1.08       $ 15,492        6.97%          1.15% to 2.20%      10.12%     to   8.02%(14)
2003                  9,802       $1.10 to $1.08       $ 10,237        7.71%          1.15% to 1.80%      23.60%     to   8.00%(4)*
2002                  9,364       $0.89 to $0.83       $  7,927        7.49%          1.15% to 1.70%      (7.29%)    to  (7.78%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP INC OPP
2006                 36,591       $1.05 to $1.17       $ 42,427        6.49%          1.05% to 2.20%       4.97%(19) to   5.64%
2005                     52       $1.11 to $1.10       $     76        5.61%          1.15% to 2.20%       2.12%     to   1.09%
2004                 15,060       $1.09 to $1.09       $ 16,390        6.58%          1.15% to 2.20%       9.53%(15) to   8.84%(15)
2003                     --          --       --             --          --             --       --          --             --
2002                     --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP INTL OPP
2006                  1,422       $1.07 to $1.54       $  2,439        1.88%          1.05% to 2.20%       6.51%(19) to  21.48%
2005                  1,686       $1.29 to $1.27       $  2,378        1.38%          1.15% to 2.20%      12.55%     to  11.38%
2004                  1,983       $1.14 to $1.14       $  2,515        1.10%          1.15% to 2.20%      15.82%(14) to  15.01%(14)
2003                  2,080       $1.11 to $1.11       $  2,309        0.92%          1.40% to 1.40%      26.14%     to  26.14%
2002                  2,254       $0.88 to $0.88       $  1,981        0.99%          1.40% to 1.40%     (19.27%)    to (19.27%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP EQ
2006                 95,900       $1.08 to $1.23       $102,345        1.19%          1.00% to 2.20%       8.36%(17) to  12.78%
2005                 90,004       $1.11 to $1.09       $ 85,540        1.14%          1.15% to 2.20%       4.96%     to   3.87%
2004                 57,070       $1.06 to $1.05       $ 53,075        1.11%          1.15% to 2.20%       5.87%(14) to   5.14%(14)
2003                  6,065       $0.66 to $1.31       $  7,907        0.62%          1.20% to 1.80%      26.92%     to  31.00%(10)
2002                  5,886       $0.52 to $0.51       $  6,413        0.53%          1.20% to 1.65%     (22.39%)    to (23.88%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP VAL
2006                    114       $1.10 to $1.31       $    152        1.26%          1.05% to 2.20%      10.48%(19) to  16.47%
2005                    103       $1.14 to $1.12       $    117        1.57%          1.15% to 2.20%       3.34%     to   2.27%
2004                     43       $1.10 to $1.10       $     49        2.65%          1.15% to 2.20%      10.84%(14) to  10.06%(14)
2003                     --          --       --             --          --             --       --          --             --
2002                     --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 425

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2006                  6,311       $1.44 to $1.12        $ 8,457        0.24%          1.00% to 2.20%      (1.06%)    to  (2.24%)
2005                  4,660       $1.46 to $1.15        $ 6,202          --           1.00% to 2.20%       9.03%     to   7.73%
2004                  2,931       $1.33 to $1.06        $ 3,592          --           1.00% to 2.20%       8.02%     to   7.64%(14)
2003                    139       $1.24 to $1.26        $   166          --           1.00% to 1.85%      21.57%     to  26.00%(9)
2002                     20       $1.02 to $1.02        $    20          --           1.00% to 1.50%       2.00%(8)  to   2.00%(8)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP S&P 500
2006                 19,754       $1.00 to $1.24        $21,856        1.45%          1.00% to 2.20%      14.12%     to  12.76%
2005                 20,792       $0.88 to $1.10        $20,130        1.39%          1.00% to 2.20%       3.37%     to   2.14%
2004                 20,888       $0.85 to $1.08        $19,455        1.48%          1.00% to 2.20%       9.17%     to   8.75%(14)
2003                 17,073       $0.78 to $1.28        $13,890        1.22%          1.00% to 1.85%      27.87%     to  28.00%(9)
2002                 12,693       $0.61 to $0.61        $ 7,773        1.04%          1.00% to 1.35%     (23.75%)    to (23.75%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SELECT VAL
2006                     27       $1.05 to $1.22        $    35        2.10%          1.05% to 2.20%       5.22%(19) to  13.30%
2005                     16       $1.09 to $1.08        $    18        0.66%          1.15% to 2.20%      (0.64%)    to  (1.69%)
2004                      2       $1.10 to $1.09        $     3        1.37%          1.15% to 2.20%      10.66%(14) to   9.87%(14)
2003                     --          --       --             --          --             --       --          --             --
2002                     --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SHORT
DURATION
2006                 42,415       $1.21 to $1.00        $47,909        3.80%          1.00% to 2.20%       2.81%     to   1.59%
2005                 37,202       $1.18 to $0.99        $41,599        2.90%          1.00% to 2.20%       0.57%     to  (0.63%)
2004                 34,307       $1.17 to $0.99        $38,866        2.45%          1.00% to 2.20%      (0.15%)    to  (0.61%)(14)
2003                 32,487       $1.17 to $0.99        $37,273        2.30%          1.00% to 1.85%       0.00%     to  (1.00%)(9)
2002                 25,382       $1.17 to $1.14        $29,393        2.87%          1.00% to 1.70%       5.41%     to   3.64%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SM CAP ADV
2006                  3,538       $1.56 to $1.61        $ 4,952        0.04%          1.00% to 1.80%      10.58%     to   9.70%
2005                  4,222       $1.41 to $1.47        $ 5,359          --           1.00% to 1.80%       3.79%     to   2.97%
2004                  4,474       $1.36 to $1.42        $ 5,496        0.00%          1.00% to 1.80%      17.36%     to  16.42%
2003                  4,455       $1.16 to $1.22        $ 4,704          --           1.00% to 1.80%      46.84%     to  22.00%(4)*
2002                  2,634       $0.79 to $0.67        $ 1,921          --           1.00% to 1.70%     (17.71%)    to (18.29%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SM CAP VAL
2006                 57,275       $1.59 to $1.40        $88,019        0.41%          1.00% to 2.20%      19.06%     to  17.64%
2005                 54,044       $1.34 to $1.19        $70,303        0.25%          1.00% to 2.20%       4.72%     to   3.47%
2004                 19,542       $1.28 to $1.15        $24,693        0.06%          1.00% to 2.20%      18.82%     to  15.53%(14)
2003                  1,963       $1.08 to $1.40        $ 2,172        0.06%          1.00% to 1.85%      36.71%     to  40.00%(9)
2002                    297       $0.79 to $0.79        $   235        0.33%          1.00% to 1.70%     (21.00%)(6) to (21.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP,
INVEST CL
2006                  1,661       $3.20 to $2.79        $ 4,760        0.17%          1.40% to 1.60%      19.39%     to  19.15%
2005                  1,872       $2.68 to $2.34        $ 4,494        0.52%          1.40% to 1.60%      10.06%     to   9.84%
2004                  2,287       $2.44 to $2.13        $ 4,986          --           1.40% to 1.60%      12.26%     to  12.04%
2003                  1,775       $2.17 to $1.90        $ 3,476          --           1.40% to 1.60%      46.62%     to  47.29%
2002                  2,098       $1.48 to $1.29        $ 2,748          --           1.40% to 1.60%     (13.95%)    to (14.57%)
------------------------------------------------------------------------------------------------------------------------------------
ROYCE SM-CAP,
INVEST CL
2006                  1,189       $2.92 to $2.79        $ 3,321        0.06%          1.40% to 1.60%      13.97%     to  13.74%
2005                  1,527       $2.57 to $2.45        $ 3,740          --           1.40% to 1.60%       7.06%     to   6.84%
2004                  1,743       $2.40 to $2.29        $ 3,997          --           1.40% to 1.60%      23.22%     to  22.97%
2003                  1,642       $1.95 to $1.86        $ 3,066          --           1.40% to 1.60%      39.29%     to  38.81%
2002                  1,932       $1.40 to $1.34        $ 2,594          --           1.40% to 1.60%     (15.15%)    to (15.19%)
------------------------------------------------------------------------------------------------------------------------------------
STI CVT CAP APPR
2006                  4,234       $1.37 to $1.11        $ 5,291        0.28%          1.00% to 1.90%       9.73%     to   8.75%
2005                  4,248       $1.25 to $1.02        $ 4,843        0.17%          1.00% to 1.90%      (1.88%)    to  (2.76%)
2004                  1,751       $1.28 to $1.05        $ 2,086        0.32%          1.00% to 1.90%       5.69%     to   5.61%(14)
2003                    564       $1.21 to $1.20        $   679          --           1.00% to 1.85%      21.00%(9)  to  20.00%(9)
2002                     --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------



426 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
STI CVT INTL EQ
2006                    799      $2.33 to $1.57        $  1,359         1.71%         1.00% to 1.90%      23.25%     to  22.15%
2005                     76      $1.89 to $1.29        $    143         3.21%         1.00% to 1.90%      11.84%     to  10.84%
2004                     24      $1.69 to $1.16        $     41         1.85%         1.00% to 1.90%      18.16%     to  16.85%(14)
2003                     16      $1.43 to $1.42        $     23         1.14%         1.00% to 1.85%      43.00%(9)  to  42.00%(9)
2002                     --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
STI CVT INVEST GR
BOND
2006                    567      $1.09 to $1.06        $    618         4.22%         1.00% to 1.90%       3.27%     to   2.35%
2005                    516      $1.06 to $1.04        $    545         3.91%         1.00% to 1.90%       1.16%     to   0.26%
2004                    511      $1.05 to $1.03        $    536         3.35%         1.00% to 1.90%       3.12%     to   3.20%(14)
2003                    299      $1.01 to $1.00        $    304         3.50%         1.00% to 1.85%       1.00%(9)  to   0.00%(9)
2002                     --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
STI CVT LG CAP
RELATIVE VAL
2006                  2,626      $1.81 to $1.35        $  3,883         1.48%         1.00% to 1.90%      15.04%     to  14.01%
2005                    465      $1.57 to $1.19        $    681         0.95%         1.00% to 1.90%       7.95%     to   6.98%
2004                    403      $1.46 to $1.11        $    547         0.90%         1.00% to 1.90%      13.17%     to  11.51%(14)
2003                    246      $1.29 to $1.27        $    305         1.26%         1.00% to 1.85%      29.00%(9)  to  27.00%(9)
2002                     --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
STI CVT LG CAP
VAL EQ
2006                    437      $1.79 to $1.36        $    763         1.44%         1.00% to 1.90%      21.25%     to  20.16%
2005                    461      $1.48 to $1.13        $    667         1.64%         1.00% to 1.90%       2.72%     to   1.81%
2004                    448      $1.44 to $1.11        $    635         1.56%         1.00% to 1.90%      14.15%     to  11.55%(14)
2003                    235      $1.26 to $1.26        $    297         1.88%         1.00% to 1.85%      26.00%(9)  to  26.00%(9)
2002                     --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
STI CVT MID-CAP EQ
2006                    138      $1.89 to $1.41        $    249         0.38%         1.00% to 1.90%       9.62%     to   8.64%
2005                    130      $1.72 to $1.30        $    215         0.45%         1.00% to 1.90%      13.19%     to  12.18%
2004                    141      $1.52 to $1.16        $    206         0.72%         1.00% to 1.90%      15.66%     to  16.43%(14)
2003                     82      $1.32 to $1.30        $    108         1.41%         1.00% to 1.85%      32.00%(9)  to  30.00%(9)
2002                     --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
STI CVT SM CAP VAL
EQ
2006                  3,248      $2.20 to $1.48        $  5,648         0.42%         1.00% to 1.90%      14.95%     to  13.93%
2005                  2,564      $1.92 to $1.30        $  4,056         0.49%         1.00% to 1.90%      10.79%     to   9.80%
2004                  1,362      $1.73 to $1.18        $  1,988         0.27%         1.00% to 1.90%      22.95%     to  19.13%(14)
2003                    228      $1.41 to $1.39        $    319         0.63%         1.00% to 1.85%      41.00%(9)  to  39.00%(9)
2002                     --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2006                  1,978      $2.72 to $2.91        $  5,629         1.25%         1.40% to 1.60%      14.18%     to  13.95%
2005                  2,399      $2.39 to $2.56        $  5,967         1.32%         1.40% to 1.60%      13.04%     to  12.81%
2004                  2,369      $2.11 to $2.27        $  5,190         0.54%         1.40% to 1.60%      18.23%     to  17.99%
2003                  2,379      $1.79 to $1.92        $  4,402         0.18%         1.40% to 1.60%      40.94%     to  40.15%
2002                  2,861      $1.27 to $1.37        $  3,776         0.19%         1.40% to 1.60%     (11.81%)    to (12.18%)
------------------------------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK,
CL II
2006                206,921      $1.75 to $1.30        $312,163         1.05%         1.00% to 2.20%      14.89%     to  13.53%
2005                121,404      $1.52 to $1.15        $162,337         0.63%         1.00% to 2.20%       3.08%     to   1.85%
2004                 38,969      $1.48 to $1.13        $ 51,759         0.27%         1.00% to 2.20%      16.26%     to  12.98%(14)
2003                  3,766      $1.27 to $1.30        $  4,777         0.38%         1.00% to 1.85%      29.59%     to  30.00%(9)
2002                    578      $0.98 to $0.98        $    567           --          1.00% to 1.80%      (2.00%)(8) to  (2.00%)(8)
------------------------------------------------------------------------------------------------------------------------------------
VANK LIT GRO &
INC, CL II
2006                  3,915      $1.72 to $1.77        $  6,595         0.97%         1.00% to 1.85%      14.82%     to  13.85%
2005                  3,937      $1.49 to $1.55        $  5,781         0.85%         1.00% to 1.85%       8.63%     to   7.71%
2004                  3,970      $1.38 to $1.44        $  5,382         0.60%         1.00% to 1.85%      12.98%     to  12.03%
2003                  1,897      $1.22 to $1.29        $  2,327         0.18%         1.00% to 1.85%      27.08%     to  29.00%(9)
2002                    124      $0.96 to $0.96        $    120           --          1.00% to 1.50%      (4.00%)(8) to  (4.00%)(8)
------------------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 427

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
VANK UIF U.S. REAL
EST, CL I
2006                  1,065       $2.80 to $2.96        $ 2,898        1.10%          1.00% to 1.85%      36.68%     to  35.52%
2005                  1,136       $2.05 to $2.18        $ 2,271        1.19%          1.00% to 1.85%      15.89%     to  14.92%
2004                  1,201       $1.77 to $1.90        $ 2,082        1.73%          1.00% to 1.85%      35.06%     to  33.92%
2003                    525       $1.31 to $1.42        $   696          --           1.00% to 1.85%      31.00%(8)* to  42.00%(9)
2002                     60       $0.96 to $0.96        $    58       27.24%          1.10% to 1.40%      (4.00%)(8) to  (4.00%)(8)
------------------------------------------------------------------------------------------------------------------------------------
VANK UIF U.S. REAL
EST, CL II
2006                  2,928       $1.23 to $2.11        $ 6,148        1.00%          1.05% to 2.20%      24.39%(19) to  34.68%
2005                  2,828       $1.59 to $1.57        $ 4,462        1.18%          1.15% to 2.20%      15.42%     to  14.23%
2004                  1,311       $1.38 to $1.37        $ 1,803        0.77%          1.15% to 2.20%      38.80%(14) to  37.83%(14)
2003                     --          --       --             --          --             --       --          --             --
2002                     --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2006                 46,575       $1.09 to $1.91        $84,164        0.44%          1.05% to 2.20%       9.50%(19) to  34.19%
2005                 26,574       $1.45 to $1.42        $36,841        0.69%          1.15% to 2.20%      20.14%     to  18.89%
2004                  9,988       $1.21 to $1.20        $11,135        0.16%          1.15% to 2.20%      21.23%(14) to  20.38%(14)
2003                  3,742       $1.04 to $0.52        $ 3,311        0.14%          1.40% to 1.60%      46.48%     to  48.57%
2002                  1,688       $0.71 to $0.35        $   811          --           1.40% to 1.60%     (14.46%)    to (16.67%)
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2006                 39,559       $1.00 to $1.32        $54,125        0.20%          1.05% to 2.20%       0.44%(19) to   5.53%
2005                 29,810       $1.27 to $1.25        $38,709          --           1.15% to 2.20%       9.98%     to   8.84%
2004                  9,792       $1.16 to $1.15        $11,758          --           1.15% to 2.20%      16.98%(14) to  16.17%(14)
2003                  1,322       $1.33 to $1.01        $ 1,494          --           1.40% to 1.60%      41.49%     to  40.28%
2002                  1,191       $0.94 to $0.72        $   949          --           1.40% to 1.60%     (18.26%)    to (18.18%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT ASSET
ALLOC
2006                 25,783       $1.08 to $1.21        $29,992        2.29%          1.05% to 2.20%       8.78%(19) to   9.71%
2005                 30,390       $1.13 to $1.11        $31,846        2.06%          1.15% to 2.20%       3.79%     to   2.70%
2004                 33,126       $1.08 to $1.08        $33,485        2.04%          1.15% to 2.20%       8.94%(14) to   8.19%(14)
2003                 34,765       $0.95 to $1.24        $32,657        1.62%          1.20% to 1.80%      20.25%     to  24.00%(10)
2002                 34,091       $0.79 to $0.77        $26,564        2.06%          1.20% to 1.70%     (13.19%)    to (14.44%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT C&B LG
CAP VAL
2006                  4,510       $1.12 to $1.30        $ 5,657        1.53%          1.05% to 2.20%      12.43%(19) to  19.46%
2005                  4,339       $1.11 to $1.09        $ 4,510        0.78%          1.15% to 2.20%       1.93%     to   0.86%
2004                  4,564       $1.08 to $1.08        $ 4,663        1.61%          1.15% to 2.20%       8.68%(14) to   7.92%(14)
2003                  4,325       $0.94 to $1.30        $ 4,035        1.68%          1.20% to 1.80%      23.68%     to  30.00%(10)
2002                  3,893       $0.76 to $0.75        $ 2,937        1.40%          1.20% to 1.70%     (24.75%)    to (25.00%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT EQ INC
2006                 17,876       $1.12 to $1.29        $24,591        1.54%          1.05% to 2.20%      12.22%(19) to  16.01%
2005                 21,112       $1.13 to $1.11        $24,863        1.46%          1.15% to 2.20%       4.17%     to   3.10%
2004                 18,932       $1.08 to $1.08        $21,530        1.64%          1.15% to 2.20%       8.58%(14) to   7.81%(14)
2003                 15,051       $1.05 to $1.27        $15,686        1.60%          1.20% to 1.80%      25.00%     to  27.00%(10)
2002                 14,017       $0.84 to $0.83        $11,746        1.66%          1.20% to 1.70%     (20.75%)    to (20.95%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT INTL
CORE
2006                  3,457       $1.06 to $1.40        $ 3,509        1.73%          1.05% to 2.20%       5.91%(19) to  18.19%
2005                  3,442       $1.20 to $1.18        $ 2,929        1.95%          1.15% to 2.20%       8.44%     to   7.29%
2004                  3,415       $1.11 to $1.10        $ 2,687        0.23%          1.15% to 2.20%      10.84%(14) to  10.06%(14)
2003                  2,654       $0.73 to $1.39        $ 1,925        0.31%          1.20% to 1.80%      30.36%     to  39.00%(10)
2002                  1,983       $0.56 to $0.56        $ 1,110        0.20%          1.20% to 1.70%     (24.32%)    to (23.29%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT LG CO
CORE
2006                  2,737       $1.11 to $1.14        $ 2,015        0.68%          1.05% to 2.20%      12.12%(19) to  13.12%
2005                  3,341       $1.03 to $1.01        $ 2,143        0.56%          1.15% to 2.20%      (3.36%)    to  (4.35%)
2004                  3,515       $1.06 to $1.06        $ 2,336          --           1.15% to 2.20%       7.38%(14) to   6.63%(14)
2003                  3,213       $0.62 to $1.24        $ 1,989          --           1.20% to 1.80%      21.57%     to  24.00%(10)
2002                  2,890       $0.51 to $0.50        $ 1,469        0.12%          1.20% to 1.70%     (27.14%)    to (27.54%)
------------------------------------------------------------------------------------------------------------------------------------



428 - RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
WF ADV VT LG CO GRO
2006                 70,059        $1.02 to $1.06       $55,372          --            1.05% to 2.20%      3.29%(19) to   0.13%
2005                 69,394        $1.08 to $1.06       $52,952        0.18%           1.15% to 2.20%      4.49%     to   3.41%
2004                 54,368        $1.03 to $1.02       $37,475          --            1.15% to 2.20%      4.28%(14) to   3.55%(14)
2003                 52,739        $0.66 to $1.30       $34,570          --            1.20% to 1.80%     24.53%     to  30.00%(10)
2002                 51,559        $0.53 to $0.52       $27,082          --            1.20% to 1.70%    (28.38%)    to (29.73%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT MONEY
MKT
2006                  9,996        $1.02 to $1.02       $10,765        4.31%           1.05% to 2.20%      2.41%(19) to   2.15%
2005                 10,781        $1.01 to $0.99       $11,261        2.53%           1.15% to 2.20%      1.41%     to   0.35%
2004                 10,935        $1.00 to $0.99       $11,367        0.68%           1.15% to 2.20%     (0.18%)(14)to  (0.89%)(14)
2003                 14,638        $1.06 to $0.99       $15,242        0.66%           1.20% to 1.80%      0.00%     to  (1.00%)(10)
2002                 20,466        $1.06 to $1.04       $21,473        1.33%           1.20% to 1.70%      0.00%     to   0.00%
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP
GRO
2006                 12,727        $1.02 to $1.32       $ 6,434          --            1.05% to 2.20%      2.08%(19) to  20.08%
2005                 14,211        $1.12 to $1.10       $ 5,929          --            1.15% to 2.20%      5.03%     to   3.94%
2004                 16,045        $1.06 to $1.06       $ 6,389          --            1.15% to 2.20%      8.95%(14) to   8.18%(14)
2003                 16,745        $0.36 to $1.49       $ 5,940          --            1.20% to 1.80%     44.00%     to  49.00%(10)
2002                 16,169        $0.25 to $0.25       $ 4,090          --            1.20% to 1.70%    (40.48%)    to (39.02%)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT TOTAL
RETURN BOND
2006                 52,495        $1.04 to $1.04       $63,183        4.42%           1.05% to 2.20%      4.37%(19) to   1.57%
2005                 21,845        $1.04 to $1.03       $26,184        3.70%           1.15% to 2.20%      0.74%     to  (0.31%)
2004                 11,723        $1.04 to $1.03       $14,553        3.39%           1.15% to 2.20%      3.39%(14) to   2.68%(14)
2003                  7,836        $1.30 to $1.01       $10,043        4.21%           1.20% to 1.80%      6.56%     to   1.00%(10)
2002                  8,505        $1.22 to $1.18       $10,200        5.93%           1.20% to 1.70%      7.02%     to   5.36%
------------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)  Operations commenced on March 1, 2002.

(5)  Operations commenced on May 1, 2002.

(6)  Operations commenced on May 21, 2002.

(7)  Operations commenced on July 31, 2002.

(8)  Operations commenced on Aug. 30, 2002.

(9)  Operations commenced on Jan. 29, 2003.

(10) Operations commenced on March 3, 2003.

(11) Operations commenced on April 7, 2003.

(12) Operations commenced on April 14, 2003.

(13) Operations commenced on Dec. 8, 2003.

(14) Operations commenced on April 30, 2004.

(15) Operations commenced on June 1, 2004.

(16) Operations commenced on Feb. 25, 2005.

(17) Operations commenced on March 17, 2006.

(18) Operations commenced on April 28, 2006.

(19) Operations commenced on May 1, 2006.

*    No activity in 2002.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT - 429

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 26, 2007

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)

DECEMBER 31,                                                              2006          2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2006, $25,289;
      2005, $27,817)                                                     $24,995       $27,753
   Common and preferred stocks, at fair value (cost: 2006, $30;
      2005, $0)                                                               31            --
Mortgage loans on real estate, at cost (less allowance for loan
   losses: 2006, $37; 2005, $41)                                           2,790         2,842
Policy loans                                                                 642           605
Trading securities and other investments                                     241           548
------------------------------------------------------------------------------------------------
      Total investments                                                   28,699        31,748

Cash and cash equivalents                                                    160           272
Reinsurance recoverables                                                   1,137           983
Amounts due from brokers                                                       7             4
Other accounts receivable                                                     90            63
Accrued investment income                                                    309           329
Deferred acquisition costs                                                 4,411         4,036
Deferred sales inducement costs                                              452           370
Other assets                                                                 321           220
Separate account assets                                                   49,287        37,930
------------------------------------------------------------------------------------------------
      Total assets                                                       $84,873       $75,955
================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
Future policy benefits                                                   $29,561       $32,312
Policy claims and other policyholders' funds                                  93            90
Amounts due to brokers                                                       132            32
Deferred income taxes, net                                                    90             9
Other liabilities                                                            440           421
Separate account liabilities                                              49,287        37,930
------------------------------------------------------------------------------------------------
      Total liabilities                                                   79,603        70,794
------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $30 par value; 100,000 shares authorized,
      issued and outstanding                                                   3             3
   Additional paid-in capital                                              2,021         2,020
   Retained earnings                                                       3,455         3,269
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                                      (168)          (91)
      Net unrealized derivative losses                                       (41)          (40)
------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive loss                               (209)         (131)
------------------------------------------------------------------------------------------------
      Total shareholder's equity                                           5,270         5,161
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity                         $84,873       $75,955
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                              $   72         $   75        $   68
   Disability income and long term care insurance             322            295           284
------------------------------------------------------------------------------------------------
      Total premiums                                          394            370           352
Net investment income                                       1,661          1,789         1,775
Contractholder and policyholder charges                       637            577           555
Mortality and expense risk and other fees                     636            489           430
Net realized investment gain                                   51             48            27
------------------------------------------------------------------------------------------------
      Total revenues                                        3,379          3,273         3,139
------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                  28             42            37
   Investment contracts and universal life-type insurance     267            232           228
   Disability income and long term care insurance              83             76            67
Increase in liabilities for future policy benefits:
   Traditional life insurance                                  --              5             1
   Disability income and long term care insurance             143            141           123
Interest credited to account values                         1,052          1,111         1,128
Amortization of deferred acquisition costs                    356            316           261
Separation costs                                              131            121            --
Other insurance and operating expenses                        641            588           502
------------------------------------------------------------------------------------------------
      Total benefits and expenses                           2,701          2,632         2,347
------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change      678            641           792
Income tax provision                                          192            182           226
------------------------------------------------------------------------------------------------
Income before accounting change                               486            459           566
Cumulative effect of accounting change, net of tax             --             --           (70)
------------------------------------------------------------------------------------------------
      Net income                                           $  486         $  459        $  496
================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                   2006            2005         2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $  486         $  459        $  496
Adjustments to reconcile net income to net cash provided
   by operating activities:
   Cumulative effect of accounting change, net of tax          --             --            70
   Amortization of deferred acquisition costs                 356            316           261
   Amortization of deferred sales inducement costs             48             40            34
   Capitalization of deferred acquisition costs              (687)          (633)         (534)
   Capitalization of deferred sales inducement costs         (126)           (94)          (71)
   Amortization of premium, net                                75             83            93
   Deferred income taxes                                      123            122            70
   Contractholder and policyholder charges, non-cash         (220)          (232)         (232)
   Net realized investment gain                               (51)           (48)          (27)
   Net realized gain on trading securities and equity
      method investments in hedge funds                       (16)           (24)          (38)
Change in operating assets and liabilities:
   Trading securities and equity method investments in
      hedge funds, net                                        297            247             7
   Future policy benefits for traditional life,
      disability income and long term care insurance          274            230           235
   Policy claims and other policyholders' funds                 2             20             2
   Policy loans, excluding universal life-type insurance:
      Repayment                                                35             36            37
      Issuance                                                (39)           (39)          (39)
   Reinsurance recoverables                                  (154)          (106)         (122)
   Other accounts receivable                                  (27)           (10)           16
   Accrued investment income                                   20             23             4
   Other assets and liabilities, net                         (280)            47            (3)
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     116            437           259
------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Proceeds from sales                                      1,897          3,124         1,603
   Maturities, sinking fund payments and calls              2,014          2,242         1,931
   Purchases                                               (1,433)        (5,780)       (4,393)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                      519            653           690
   Purchases                                                 (441)          (543)         (402)
Change in amounts due to and from brokers, net                 98           (128)          (71)
Change in restricted cash                                      --            536           299
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         2,654            104          (343)
------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal
 life-type insurance:
   Considerations received                                  1,267          1,532         2,351
   Interest credited to account values                      1,052          1,111         1,128
   Surrenders and other benefits                           (4,869)        (3,330)       (2,716)
Policy loans:
   Repayment                                                  108             89            84
   Issuance                                                  (140)          (103)          (93)
Capital contribution from Ameriprise Financial, Inc.           --            650            --
Cash dividend to Ameriprise Financial, Inc.                  (300)          (380)         (930)
------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                      (2,882)          (431)         (176)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS         (112)           110          (260)
Cash and cash equivalents at beginning of year                272            162           422
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                   $  160         $  272        $  162
================================================================================================

Supplemental disclosures:
   Income taxes paid, net                                  $   64         $   96        $  196
   Interest paid on borrowings                             $    1         $   --        $   --

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)

                                                                       ADDITIONAL                ACCUMULATED OTHER
                                                           COMMON       PAID-IN        RETAINED    COMPREHENSIVE
                                                           STOCK        CAPITAL        EARNINGS    INCOME/(LOSS)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                              $    3        $1,370         $3,624         $  399        $5,396
Comprehensive income:
   Net income                                                  --            --            496             --           496
   Change in unrealized holding losses on securities, net      --            --             --            (35)          (35)
   Change in unrealized derivative losses, net                 --            --             --            (23)          (23)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           438
Cash dividends to Ameriprise Financial, Inc.                   --            --           (930)            --          (930)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                              $    3        $1,370         $3,190         $  341        $4,904
Comprehensive loss:
   Net income                                                  --            --            459             --           459
   Change in unrealized holding losses on securities, net      --            --             --           (461)         (461)
   Change in unrealized derivative losses, net                 --            --             --            (11)          (11)
                                                                                                                    -------
Total comprehensive loss                                       --            --             --             --           (13)
Capital contribution from Ameriprise Financial, Inc.           --           650             --             --           650
Cash dividend to Ameriprise Financial, Inc.                    --            --           (380)            --          (380)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                              $    3        $2,020         $3,269         $ (131)       $5,161
Comprehensive income:
   Net income                                                  --            --            486             --           486
   Change in unrealized holding losses on securities, net      --            --             --            (77)          (77)
   Change in unrealized derivative losses, net                 --            --             --             (1)           (1)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           408
Tax adjustment of share-based incentive employee
   compensation plan                                           --             1             --             --             1
Cash dividend to Ameriprise Financial, Inc.                    --            --           (300)            --          (300)
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                              $    3        $2,021         $3,455         $ (209)       $5,270
=============================================================================================================================

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

o RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

o RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC")

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of Available-for-Sale securities by type:
---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,232        $   119       $  (262)       $12,089
Mortgage and other asset-backed securities                  9,398             27          (175)         9,250
Foreign corporate bonds and obligations                     3,080             39           (68)         3,051
U.S. government and agencies obligations                      295             13            (5)           303
State and municipal obligations                               165              4            (4)           165
Foreign government bonds and obligations                      117             18            --            135
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289            220          (514)        24,995
Common and preferred stocks                                    30              1            --             31
---------------------------------------------------------------------------------------------------------------
   Total                                                  $25,319        $   221       $  (514)       $25,026
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2005 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $13,319        $   208       $  (199)       $13,328
Mortgage and other asset-backed securities                 10,805             46          (159)        10,692
Foreign corporate bonds and obligations                     3,149             67           (55)         3,161
U.S. government and agencies obligations                      300             16            (5)           311
State and municipal obligations                               114              3            (3)           114
Foreign government bonds and obligations                      128             17            --            145
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     27,817            357          (421)        27,753
Common and preferred stocks                                    --             --            --             --
---------------------------------------------------------------------------------------------------------------
   Total                                                  $27,817        $   357       $  (421)       $27,753
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                       2006          2005
-------------------------------------------------------------------------------------------------
AAA                                                                           38%           40%
AA                                                                             9             6
A                                                                             19            21
BBB                                                                           27            26
Below investment grade                                                         7             7
-------------------------------------------------------------------------------------------------
   Total                                                                     100%          100%
=================================================================================================

At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 1,166      $   (16)     $ 7,680      $  (246)     $ 8,846      $  (262)
Mortgage and other asset-backed securities                862           (5)       6,616         (170)       7,478         (175)
Foreign corporate bonds and obligations                   196           (3)       1,834          (65)       2,030          (68)
U.S. government and agencies obligations                    5           --          214           (5)         219           (5)
State and municipal obligations                             3           --           81           (4)          84           (4)
Foreign government bonds and obligations                   --           --            3           --            3           --
Structured investments                                      1           --           --           --            1           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $ 2,233      $   (24)     $16,428      $  (490)     $18,661      $  (514)
================================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 6,184      $  (133)     $ 1,619      $   (66)     $ 7,803      $  (199)
Mortgage and other asset-backed securities              6,002          (88)       2,059          (71)       8,061         (159)
Foreign corporate bonds and obligations                 1,204          (31)         535          (24)       1,739          (55)
U.S. government and agencies obligations                  149           (3)          72           (2)         221           (5)
State and municipal obligations                            67           (2)          15           (1)          82           (3)
Foreign government bonds and obligations                   13           --           --           --           13           --
Structured investments                                      2           --           --           --            2           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $13,621      $  (257)     $ 4,300      $  (164)     $17,921      $  (421)
================================================================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                 12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                               GROSS                               GROSS
RATIO OF FAIR VALUE TO     NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED
AMORTIZED COST             SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                    178     $ 2,233     $   (24)        657     $15,304     $  (407)        835     $17,537     $  (431)
90% - 95%                      --          --          --          59       1,035         (69)         59       1,035         (69)
80% - 90%                      --          --          --           6          89         (14)          6          89         (14)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                      178     $ 2,233     $   (24)        722     $16,428     $  (490)        900     $18,661     $  (514)
===================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):

(IN MILLIONS)                                                               2006         2005         2004
------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $63, $261 and $23, respectively      $(116)       $(485)       $ 42
Reclassification of realized gains, net of tax of $17, $17 and
   $11, respectively                                                         (33)         (32)        (20)
DAC, net of tax of $15, $28 and $3, respectively                              29           53           6
DSIC, net of tax of $2, $5 and $4, respectively                                3            8          (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30, respectively        40           (5)        (56)
------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                           $ (77)       $(461)       $(35)
============================================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN MILLIONS)                                              COST           VALUE
----------------------------------------------------------------------------------
Due within one year                                       $   521        $   522
Due after one year through five years                       6,625          6,592
Due after five years through 10 years                       7,558          7,395
Due after 10 years                                          1,185          1,234
----------------------------------------------------------------------------------
                                                           15,889         15,743
Mortgage and other asset-backed securities                  9,398          9,250
Structured investments                                          2              2
Common and preferred stocks                                    30             31
----------------------------------------------------------------------------------
Total                                                     $25,319        $25,026
==================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Sales                                                     $ 1,897        $ 3,124      $ 1,603
Maturities, sinking fund payments and calls               $ 2,014        $ 2,242      $ 1,931
Purchases                                                 $(1,433)       $(5,780)     $(4,393)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $    60        $   108      $    48
Gross realized losses from sales                          $   (10)       $   (39)     $   (18)
Other-than-temporary impairments                          $    --        $   (19)     $    --

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:

(IN MILLIONS)                                              2006            2005
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate                  $ 2,827        $ 2,883
Less: allowance for loan losses                               (37)           (41)
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net             $ 2,790        $ 2,842
==================================================================================

Syndicated loans                                          $   112        $   131
Less: allowance for loan losses                                (4)            (4)
----------------------------------------------------------------------------------
Net syndicated loans                                      $   108        $   127
==================================================================================

Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN MILLIONS)                                          2006      2005      2004
--------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                   $41       $45       $47
Provision for commercial mortgage loan losses           --        --         9
Foreclosures, write-offs and loan sales                 (4)       (4)      (11)
--------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                 $37       $41       $45
================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION (IN MILLIONS)      SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                   $  859         $   41          $  852        $   22
North Central                                                 739             22             843             6
Pacific                                                       397             15             364            27
Mountain                                                      298             13             352             9
South Central                                                 337              1             308            22
New England                                                   197              2             164            21
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE (IN MILLIONS)    SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                           $  962         $    4          $1,048        $   36
Shopping centers and retail                                   718             71             704            37
Apartments                                                    470              2             454            11
Industrial buildings                                          458             12             454            12
Hotels and motels                                              89              4              92             6
Medical buildings                                              45             --              47             3
Mixed use                                                      44             --              39            --
Retirement homes                                               --             --               5            --
Other                                                          41              1              40             2
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Income on fixed maturities                          $1,408    $1,449    $1,451
Income on commercial mortgage loans
   on real estate                                      181       197       221
Trading securities and other investments                89       164       138
--------------------------------------------------------------------------------
                                                     1,678     1,810     1,810
Less: investment expenses                               17        21        35
--------------------------------------------------------------------------------
   Total                                            $1,661    $1,789    $1,775
================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Net realized investment gain for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Fixed maturities                                    $   50    $   50    $   31
Commercial mortgage loans
   on real estate                                        1        (2)       (3)
Trading securities and other investments                --        --        (1)
--------------------------------------------------------------------------------
   Total                                            $   51    $   48    $   27
================================================================================

5. VARIABLE INTEREST ENTITIES

During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $4,036    $3,638    $3,336
Impact of SOP 03-1                                      --        --        20
Capitalization of acquisition costs                    687       633       534
Amortization, excluding impact of changes
   in assumptions                                     (409)     (383)     (341)
Amortization, impact of annual third quarter
   changes in DAC-related assumptions                   38        67        24
Amortization, impact of other quarter changes
   in DAC-related assumptions(a)                        15        --        56
Impact of changes in net unrealized
   securities losses                                    44        81         9
--------------------------------------------------------------------------------
Balance, end of year                                $4,411    $4,036    $3,638
================================================================================

(a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $  370    $  303    $  279
Impact of SOP 03-1                                      --        --        (3)
Capitalization of sales inducements                    126        94        71
Amortization                                           (48)      (40)      (34)
Impact of changes in net unrealized securities
   losses (gains)                                        4        13       (10)
--------------------------------------------------------------------------------
Balance, end of year                                $  452    $  370    $  303
================================================================================

7. LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

8. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                           2006             2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN
OF PREMIUM:
                                              Total contract value                                 $17,418          $ 9,107
                                              Contract value in separate accounts                  $15,859          $ 7,410
                                              Net amount at risk(2)                                $    13          $    17
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
SIX-YEAR RESET:
                                              Total contract value                                 $23,544          $24,608
                                              Contract value in separate accounts                  $20,058          $20,362
                                              Net amount at risk(2)                                $   227          $   763
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
ONE-YEAR RATCHET:
                                              Total contract value                                 $ 6,729          $ 5,129
                                              Contract value in separate accounts                  $ 5,902          $ 4,211
                                              Net amount at risk(2)                                $    26          $    45
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
FIVE-YEAR RATCHET:
                                              Total contract value                                 $   907          $   537
                                              Contract value in separate accounts                  $   870          $   502
                                              Net amount at risk(2)                                $    --          $    --
                                              Weighted average attained age                             57               56
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                              Total contract value                                 $   586          $   456
                                              Contract value in separate accounts                  $   530          $   390
                                              Net amount at risk(2)                                $    11          $    16
                                              Weighted average attained age                             64               63
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                              Total contract value                                 $   811          $   620
                                              Contract value in separate accounts                  $   730          $   536
                                              Net amount at risk(2)                                $    62          $    35
                                              Weighted average attained age                             62               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                              Total contract value                                 $   928          $   793
                                              Contract value in separate accounts                  $   853          $   712
                                              Net amount at risk(2)                                $    14          $    16
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                                 $ 4,791          $ 2,542
                                              Contract value in separate accounts                  $ 4,761          $ 2,510
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                           2006              2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                              Total contract value                                 $ 2,396          $    --
                                              Contract value in separate accounts                  $ 2,349          $    --
                                              Benefit amount in excess of account value            $    --          $    --
                                              Weighted average attained age                             63               --
CONTRACTS WITH GMAB:
                                              Total contract value                                 $ 1,350          $   161
                                              Contract value in separate accounts                  $ 1,340          $   161
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             55               56
-----------------------------------------------------------------------------------------------------------------------------

(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $16          $ 4       $ 9        $ 1
Reported claims                                                                        8           --        --         --
Liability (asset) balance at December 31                                              26            5       (12)        (5)
Incurred claims (adjustments) (sum of reported and change in liability (assets))      18            1       (21)        (6)

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $29          $ 3       $--        $--
Reported claims                                                                       12           --        --         --
Liability balance at December 31                                                      16            4         9          1
Incurred claims (adjustments) (sum of reported and change in liability)               (1)           1         9          1

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Fixed annuities                                           $16,841        $18,793
Equity indexed annuities accumulated host values              267            296
Equity indexed annuities embedded derivative reserve           50             38
Variable annuities, with fixed sub-accounts                 5,975          6,999
GMWB variable annuity guarantees                              (12)             9
Other variable annuity guarantees                              26             21
----------------------------------------------------------------------------------
   Total annuities                                         23,147         26,156
VUL/UL insurance contract fixed sub-account                 2,562          2,552
Other life, disability income and long term care insurance  3,852          3,604
----------------------------------------------------------------------------------
   Total future policy benefits                            29,561         32,312
Policy claims and other policyholders' funds                   93             90
----------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                          $29,654        $32,402
==================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Variable annuity contract reserves                        $43,515        $33,155
VUL insurance contract reserves                             5,772          4,775
----------------------------------------------------------------------------------
   Total separate account liabilities                     $49,287        $37,930
==================================================================================

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options and futures          $ 271     $  40    $ 358    $  30
Written options                        $ (67)    $  (1)   $(101)   $  (1)

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options                     $1,410    $  171   $  629   $   95
Interest rate swaps                   $  359    $   (1)  $   --   $   --
Sold equity futures                   $ (111)   $   --   $   --   $   --

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes for the years ended December 31 were:

(IN MILLIONS)                                                2006           2005        2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                    $66            $56        $160
   State                                                        3              4          (4)
----------------------------------------------------------------------------------------------
Total current income tax                                       69             60         156
Deferred federal income tax                                   123            122          70
----------------------------------------------------------------------------------------------
Income tax provision                                         $192           $182        $226
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                             2006           2005        2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (6.5)          (9.4)       (4.0)
   State taxes, net of federal benefit                        0.3            0.4        (0.3)
   Taxes applicable to prior years                             --            3.2        (2.6)
   Other, net                                                (0.5)          (0.8)        0.4
----------------------------------------------------------------------------------------------
Income tax provision                                         28.3%          28.4%       28.5%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                  $1,146         $1,102
   Investment related                                          75             70
   Net unrealized losses on Available-for Sale
      securities and derivatives                              115             71
   Other                                                       45             62
----------------------------------------------------------------------------------
Gross deferred income tax assets                            1,381          1,305

Deferred income tax liabilities:
   Deferred acquisition costs                               1,253          1,154
   Deferred sales inducement costs                            158            130
   Other                                                       60             30
----------------------------------------------------------------------------------
Gross deferred income tax liabilities                       1,471          1,314
----------------------------------------------------------------------------------
Net deferred income tax liabilities                        $   90         $    9
==================================================================================

A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Net unrealized securities losses                           $   41         $  248      $   19
Net unrealized derivative losses                                1              6          12
----------------------------------------------------------------------------------------------
Net income tax benefit                                     $   42         $  254      $   31
==============================================================================================

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Statutory net gain from operations                         $  469         $  327      $  438
Statutory net income                                          514            339         438
Statutory capital and surplus                               3,258          2,942       2,277

12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Direct premiums                                            $  561         $  544      $  508
Reinsurance assumed                                             3              2           4
Reinsurance ceded                                            (170)          (176)       (160)
----------------------------------------------------------------------------------------------
Net premiums                                               $  394         $  370      $  352
==============================================================================================

Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Holding losses, net of tax of $6, $11 and $11,
   respectively                                            $  (10)        $  (21)     $  (21)
Reclassification of realized losses (gains),
   net of tax of $5, $5 and $1, respectively                    9             10          (2)
----------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                 $   (1)        $  (11)     $  (23)
==============================================================================================

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                              2006                 2005
-----------------------------------------------------------------------------------------------
(IN MILLIONS)                                          PURCHASED  WRITTEN   PURCHASED  WRITTEN
-----------------------------------------------------------------------------------------------
Equity indexed annuities                                  $ 40     $ (1)       $ 30     $ (1)
GMWB                                                       170       --          95       --
-----------------------------------------------------------------------------------------------
Total                                                     $210     $ (1)       $125     $ (1)
===============================================================================================

Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
---------------------------------------------------------------------------------------------------------------
                                                         CARRYING         FAIR        CARRYING         FAIR
(IN MILLIONS)                                              VALUE          VALUE         VALUE          VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values  $75,336        $75,336       $66,718        $66,718
Commercial mortgage loans on real estate, net               2,790          2,875         2,842          2,977
Other investments                                             108            112           127            131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                $   (10)       $   (10)      $    32        $    32
Fixed annuity reserves                                     21,626         20,981        24,638         23,841
Separate account liabilities                               43,516         41,623        33,154         31,743
---------------------------------------------------------------------------------------------------------------

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

                                                                S-6318 E (5/07)

PART C.

Item 24.     Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account
               Report of Independent Registered Public Accounting Firm dated March 31, 2007
               Statements of Assets and Liabilities for the year ended Dec. 31, 2006
               Statements of Operations for the year ended Dec. 31, 2006 Statements of Changes in Net Assets for the two years ended Dec. 31, 2006
               Notes to Financial Statements

          RiverSource Life Insurance Company
               Report of Independent Registered Public Accounting Firm dated March 31, 2007
               Consolidated Statements of Assets and Liabilities for the two years ended Dec. 31, 2006
               Consolidated Statements of Operations for the three years ended Dec. 31, 2006
               Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2006
               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.        Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit 3.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2       Not applicable.

4.1       Form of Deferred Annuity Contract (form 43431) filed electronically as
          Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2       Form of Roth IRA Endorsement (form 43094) filed electronically as
          Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3       Form of SEP-IRA Endorsement (form 43433) filed electronically as
          Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4       Form of TSA Endorsement (form 43413) filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9       Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit 4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21      Form of Annuity Endorsement (form 273566) filed electronically as
          Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23      Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as
          Exhibit 4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24      Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as
          Exhibit 4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25 Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26      Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit
          4.26 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27 Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29 Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30      Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit
          4.30 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31      Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit
          4.31 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32      Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit
          4.32 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33      Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit
          4.33 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34      Form of Unisex Endorsement (form 272867) filed as Exhibit
          4.34 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35      Form of Fixed and Variable Annuity Contract (form 272876) filed as
          Exhibit 4.35 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36 Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as Exhibit 4.38 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39      Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as
          Exhibit 4.39 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40 Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45      Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as
          Exhibit 4.45 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46      Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit
          4.46 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47 Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48      Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit
          4.48 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49      Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit
          4.49 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52      Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as
          Exhibit 4.52 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2 Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3 Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (b)   Copy of Participation Agreement Among Variable Insurance Products
          Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) American Enterprise Variable Life Account's to Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.7       Copy of Janus Aspen Series Amended and Restated Fund
          Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post- Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 is filed electronically herewith.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as
          Exhibit 8.12 to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.12 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment
          No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit
          8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton distributors, Inc. and American Enterprise Life Insurance Company dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as
          Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as
          Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 2, 2007 filed as Exhibit 13.1 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139763 on or about Apr. 24, 2007 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27.  Number of Contract owners

          As of Mar. 31, 2007 there were 58,856 non-qualified and qualified contracts of contractowners.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 29(c)

Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:


                        NET UNDERWRITING
NAME OF PRINCIPAL       DISCOUNTS AND         COMPENSATION ON      BROKERAGE
UNDERWRITER             COMMISSIONS           REDEMPTION           COMMISSIONS      COMPENSATION
Ameriprise              $290,026,122          None                 None             None
Financial Services,
Inc.

Item 30.     Location of Accounts and Records

             RiverSource Life Insurance Company
             829 Ameriprise Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2007.

                           RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By RiverSource Life Insurance Company
                                    (Sponsor)

                           By /s/  Timothy V. Bechtold*
                              --------------------------
                                   Timothy V. Bechtold
                                   President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2007.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and Executive Vice
------------------------------------      President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Brian J. McGrane*                    Director, Executive
------------------------------------      Vice President and
     Brian J. McGrane                     Chief Financial Officer

/s/  Kevin E. Palmer*                     Director, Vice President and
-----------------------------------       Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                 Director, Chairman of the Board
------------------------------------      and Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)

/s/  Bridget M. Sperl*                    Executive Vice President -
------------------------------------      Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                    Vice President and Controller
------------------------------------
     David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 filed electronically as Exhibit 13.1, to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139763, on or about Apr. 24, 2007 is incorporated herein by reference, by:






/s/  Rodney J. Vessels
----------------------
     Rodney J. Vessels
     Assistant General Counsel

              CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 1
                   TO REGISTRATION STATEMENT No. 333-139760

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for:

          RiverSource(R) Signature Variable Annuity
          RiverSource(R) Signature Select Variable Annuity

 Part B.

     Combined Statement of Additional Information and Financial Statements for:

          RiverSource Variable Annuity Account

Part C.

     Other Information.

     The signatures.

     Exhibits.